As filed with the Securities and Exchange Commission on July 2, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation - Conservative Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation - Conservative Portfolio

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,105.30	$2.51	$1,022.50	$2.41	0.48%
Class C	1,000.00	1,100.80	6.74	1,018.40	6.47	1.29
Class I	1,000.00	1,106.80	0.84	1,024.10	0.81	0.16
Class R	1,000.00	1,105.50	3.93	1,021.10	3.77	0.75
Class R3	1,000.00	1,106.00	1.83	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	61.2%
U.S. Equity Funds	22.7
International Equity Funds	11.1
International Fixed Income Fund	3.5
U.S. Mixed Allocation Fund	1.1
Repurchase Agreement	0.3
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)^	0.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	1,340	$ 1,573
International Equity Funds - 11.1%
Transamerica Emerging Markets Opportunities (E)	446,222	3,404,676
Transamerica International Equity (E)	852,493	17,305,613
Transamerica International Focus (E)	1,055,030	8,640,694
Transamerica International Small Cap Value (E)	158,975	2,325,805
Transamerica International Stock (E)	1,465,755	17,222,617
		48,899,405
International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (E)	1,674,257	15,168,770
U.S. Equity Funds - 22.3%
Transamerica Capital Growth (B)(E)	562,350	4,279,486
Transamerica Large Cap Value (E)	2,926,575	40,211,143
Transamerica Mid Cap Growth (B)(E)	237,952	2,212,948
Transamerica Mid Cap Value Opportunities (E)	209,675	2,321,106
Transamerica Small Cap Growth (E)	312,778	2,051,826
Transamerica Small Cap Value (E)	435,950	2,371,569
Transamerica Sustainable Equity Income (E)	550,520	4,266,526
Transamerica US Growth (E)	1,383,249	40,556,848
		98,271,452
U.S. Fixed Income Funds - 61.2%
Transamerica Bond (E)	9,066,646	70,901,173
Transamerica Core Bond (E)	19,530,239	162,686,891
Transamerica Floating Rate (E)	428,874	3,881,315
Transamerica High Yield Bond (E)	568,981	4,523,399
Transamerica Inflation Opportunities (E)	1,480,961	14,039,508
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (E)	1,440,119	$ 13,234,694
Transamerica Short-Term Bond (E)	624	6,025
		269,273,005
U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (E)	685,300	4,893,038
Total Investment Companies (Cost $419,451,861)		436,507,243
EXCHANGE-TRADED FUNDS - 0.4%
U.S. Equity Funds - 0.4%
Alerian MLP ETF	5,000	234,450
Energy Select Sector SPDR Fund	13,798	1,290,389
Total Exchange-Traded Funds (Cost $1,521,242)		1,524,839

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $1,566,777 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $1,598,002.	$ 1,566,668	1,566,668
Total Repurchase Agreement (Cost $1,566,668)		1,566,668
Total Investments (Cost $422,539,771)		439,598,750
Net Other Assets (Liabilities) - 0.1%		287,898
Net Assets - 100.0%		$ 439,886,648
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	130	06/18/2024	$14,321,652	$13,966,875	$—	$(354,777)
S&P 500® E-Mini Index	59	06/21/2024	15,418,807	14,947,650	—	(471,157)
Total Futures Contracts					$—	$(825,934)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$436,505,670	$—	$—	$436,505,670
Exchange-Traded Funds	1,524,839	—	—	1,524,839
Repurchase Agreement	—	1,566,668	—	1,566,668
Total	$438,030,509	$1,566,668	$—	$439,597,177
Investment Companies Measured at Net Asset Value (C)				1,573
Total Investments				$439,598,750
Other Financial Instruments
Futures Contracts (H)	$(825,934)	$—	$—	$(825,934)
Total Other Financial Instruments	$(825,934)	$—	$—	$(825,934)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$1,573	0.0%(A)

(E)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$56,194,198	$14,767,062	$(1,500,000)	$(71,284)	$1,511,197	$70,901,173	9,066,646	$1,467,062	$—
Transamerica Capital Growth	160,159	4,500,001	(500,000)	(111,963)	231,289	4,279,486	562,350	—	—
Transamerica Core Bond	165,106,249	6,516,187	(13,800,000)	(1,084,789)	5,949,244	162,686,891	19,530,239	3,716,188	—
Transamerica Emerging Markets Debt	10,830,801	3,788,478	(200,000)	(9,919)	759,410	15,168,770	1,674,257	318,203	—
Transamerica Emerging Markets Opportunities	6,844,101	204,617	(3,999,999)	(432,338)	788,295	3,404,676	446,222	204,617	—
Transamerica Energy Infrastructure	4,610,523	253,629	(499,999)	6,592	522,293	4,893,038	685,300	253,629	—
Transamerica Floating Rate	—	3,875,476	—	(1)	5,840	3,881,315	428,874	75,476	—
Transamerica Global Allocation Liquidating Trust	1,666	—	—	—	(93)	1,573	1,340	—	—
Transamerica High Yield Bond	191,708	4,391,872	—	—	(60,181)	4,523,399	568,981	91,872	—
Transamerica Inflation Opportunities	17,560,986	119,835	(4,300,000)	(151,587)	810,274	14,039,508	1,480,961	152,055	—
Transamerica International Equity	24,311,434	824,666	(10,400,000)	1,233,780	1,335,733	17,305,613	852,493	824,665	—
Transamerica International Focus	3,685,483	5,321,225	(850,000)	32,116	451,870	8,640,694	1,055,030	135,422	185,803
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value	$4,367,175	$151,046	$(2,800,001)	$52,906	$554,679	$2,325,805	158,975	$151,046	$—
Transamerica International Stock	9,748,557	7,248,324	(1,850,000)	272,770	1,802,966	17,222,617	1,465,755	348,324	—
Transamerica Large Cap Value	31,973,939	7,919,060	(4,700,001)	505,023	4,513,122	40,211,143	2,926,575	237,033	2,482,027
Transamerica Long Credit	—	13,961,139	—	(2)	(726,443)	13,234,694	1,440,119	160,139	—
Transamerica Mid Cap Growth	3,027,166	—	(1,500,000)	(15,648)	701,430	2,212,948	237,952	—	—
Transamerica Mid Cap Value Opportunities	2,660,260	141,950	(700,000)	6,983	211,913	2,321,106	209,675	30,266	111,684
Transamerica Short-Term Bond	26,431,904	747,927	(27,735,018)	770,165	(208,953)	6,025	624	247,927	—
Transamerica Small Cap Growth	2,169,177	109,160	(500,001)	(158,926)	432,416	2,051,826	312,778	—	109,160
Transamerica Small Cap Value	2,018,563	71,136	—	—	281,870	2,371,569	435,950	71,135	—
Transamerica Sustainable Equity Income	9,082,192	84,071	(6,300,000)	626,226	774,037	4,266,526	550,520	84,071	—
Transamerica US Growth	46,333,064	3,081,413	(18,200,000)	519,388	8,822,983	40,556,848	1,383,249	—	1,681,413
Total	$427,309,305	$78,078,274	$(100,335,019)	$1,989,492	$29,465,191	$436,507,243	45,474,865	$8,569,130	$4,570,087

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $419,451,861)	$436,507,243
Unaffiliated investments, at value (cost $1,521,242)	1,524,839
Repurchase agreement, at value (cost $1,566,668)	1,566,668
Cash collateral pledged at broker for:
Futures contracts	1,069,695
Receivables and other assets:
Shares of beneficial interest sold	157,188
Dividends from affiliated investments	1,098,847
Interest	109
Prepaid expenses	21,241
Total assets	441,945,830
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,098,847
Shares of beneficial interest redeemed	435,940
Due to custodian	94,475
Investment management fees	41,018
Distribution and service fees	111,283
Transfer agent fees	33,984
Trustee and CCO fees	1,509
Audit and tax fees	15,167
Custody fees	1,978
Legal fees	2,509
Printing and shareholder reports fees	4,952
Other accrued expenses	8,972
Variation margin payable on futures contracts	208,548
Total liabilities	2,059,182
Net assets	$439,886,648
Net assets consist of:
Paid-in capital	$438,049,911
Total distributable earnings (accumulated losses)	1,836,737
Net assets	$439,886,648
Net assets by class:
Class A	$409,618,946
Class C	17,918,576
Class I	11,356,226
Class R	434,713
Class R3	558,187
Shares outstanding (unlimited shares, no par value):
Class A	40,721,034
Class C	1,802,529
Class I	1,120,890
Class R	42,551
Class R3	55,414
Net asset value per share: (A)
Class A	$10.06
Class C	9.94
Class I	10.13
Class R	10.22
Class R3	10.07
Maximum offering price per share: (B)
Class A	$10.65

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$8,569,130
Dividend income from unaffiliated investments	16,469
Interest income from unaffiliated investments	67,766
Total investment income	8,653,365
Expenses:
Investment management fees	235,086
Distribution and service fees:
Class A	524,257
Class C	99,623
Class R	1,084
Class R3	593
Transfer agent fees:
Class A	156,213
Class C	13,507
Class I	6,183
Class R	208
Class R3	373
Trustee and CCO fees	9,006
Audit and tax fees	15,928
Custody fees	3,066
Legal fees	14,537
Printing and shareholder reports fees	13,001
Registration fees	43,368
Other	15,944
Total expenses before waiver and/or reimbursement and recapture	1,151,977
Expenses waived and/or reimbursed:
Class I	(5,630)
Class R3	(505)
Recapture of previously waived and/or reimbursed fees:
Class R3	2
Net expenses	1,145,844
Net investment income (loss)	7,507,521
Net realized gain (loss) on:
Affiliated investments	1,989,492
Unaffiliated investments	30,572
Capital gain distributions received from affiliated investment companies	4,570,087
Futures contracts	1,311,025
Net realized gain (loss)	7,901,176
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	29,465,191
Unaffiliated investments	(88,211)
Futures contracts	261,173
Net change in unrealized appreciation (depreciation)	29,638,153
Net realized and change in unrealized gain (loss)	37,539,329
Net increase (decrease) in net assets resulting from operations	$45,046,850
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$7,507,521	$10,026,980
Net realized gain (loss)	7,901,176	2,295,661
Net change in unrealized appreciation (depreciation)	29,638,153	3,468,513
Net increase (decrease) in net assets resulting from operations	45,046,850	15,791,154
Dividends and/or distributions to shareholders:
Class A	(6,907,274)	(9,958,324)
Class C	(247,019)	(377,327)
Class I	(206,442)	(312,426)
Class R	(6,438)	(9,016)
Class R3	(8,323)	(5,530)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(7,375,496)	(10,662,623)
Capital share transactions:
Proceeds from shares sold:
Class A	4,054,813	12,091,990
Class C	427,027	2,867,868
Class I	1,077,657	2,441,246
Class R	7,382	19,553
Class R3	794,569	448,135
	6,361,448	17,868,792
Dividends and/or distributions reinvested:
Class A	6,647,873	9,584,527
Class C	245,462	374,960
Class I	204,899	310,363
Class R	6,438	9,016
Class R3	8,323	5,530
	7,112,995	10,284,396
Cost of shares redeemed:
Class A	(38,173,588)	(93,755,898)
Class C	(2,675,024)	(6,266,563)
Class I	(2,328,825)	(4,488,580)
Class R	(16,408)	(180,968)
Class R3	(662,537)	(112,224)
	(43,856,382)	(104,804,233)
Automatic conversions:
Class A	2,748,244	6,386,322
Class C	(2,748,244)	(6,386,322)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(30,381,939)	(76,651,045)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,496 (A)	—
Class C	264 (A)	—
Class R	624 (A)	—
	2,384	—
Net increase (decrease) in net assets	7,291,799	(71,522,514)
Net assets:
Beginning of period/year	432,594,849	504,117,363
End of period/year	$439,886,648	$432,594,849
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	401,594	1,253,949
Class C	43,116	301,248
Class I	106,954	250,619
Class R	717	1,997
Class R3	77,884	46,181
	630,265	1,853,994
Shares reinvested:
Class A	652,757	1,006,169
Class C	24,419	39,892
Class I	19,979	32,372
Class R	624	934
Class R3	814	578
	698,593	1,079,945
Shares redeemed:
Class A	(3,799,508)	(9,714,752)
Class C	(271,018)	(660,872)
Class I	(230,594)	(462,186)
Class R	(1,589)	(18,683)
Class R3	(65,441)	(11,464)
	(4,368,150)	(10,867,957)
Automatic conversions:
Class A	274,806	660,713
Class C	(278,218)	(668,954)
	(3,412)	(8,241)
Net increase (decrease) in shares outstanding:
Class A	(2,470,351)	(6,793,921)
Class C	(481,701)	(988,686)
Class I	(103,661)	(179,195)
Class R	(248)	(15,752)
Class R3	13,257	35,295
	(3,042,704)	(7,942,259)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.25	$9.22	$12.13	$11.04	$10.76	$10.67
Investment operations:
Net investment income (loss) (A)	0.17	0.20	0.29	0.27	0.19	0.19
Net realized and unrealized gain (loss)	0.81	0.04	(2.30)	1.33	0.47	0.65
Total investment operations	0.98	0.24	(2.01)	1.60	0.66	0.84
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.21)	(0.29)	(0.27)	(0.19)	(0.18)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)	(0.57)
Total dividends and/or distributions to shareholders	(0.17)	(0.21)	(0.90)	(0.51)	(0.38)	(0.75)
Net asset value, end of period/year	$10.06	$9.25	$9.22	$12.13	$11.04	$10.76
Total return (E)	10.53%(C)(F)	2.60%	(17.75)%(D)	14.80%	6.32%	8.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$409,619	$399,522	$460,692	$637,631	$586,536	$610,131
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.48%(H)	0.48%	0.47%	0.45%	0.48%	0.49%
Including waiver and/or reimbursement and recapture	0.48%(H)	0.48%(I)	0.47%(I)	0.45%	0.48%	0.49%
Net investment income (loss) to average net assets	3.35%(H)	2.09%	2.76%	2.32%	1.78%	1.81%
Portfolio turnover rate	15%(F)	17%	51%	6%	28%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.14	$9.11	$11.99	$10.91	$10.68	$10.59
Investment operations:
Net investment income (loss) (A)	0.13	0.12	0.21	0.23	0.12	0.11
Net realized and unrealized gain (loss)	0.79	0.04	(2.27)	1.27	0.44	0.65
Total investment operations	0.92	0.16	(2.06)	1.50	0.56	0.76
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.13)	(0.21)	(0.18)	(0.14)	(0.10)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)	(0.57)
Total dividends and/or distributions to shareholders	(0.12)	(0.13)	(0.82)	(0.42)	(0.33)	(0.67)
Net asset value, end of period/year	$9.94	$9.14	$9.11	$11.99	$10.91	$10.68
Total return (E)	10.08%(C)(F)	1.77%	(18.38)%(C)	13.98%	5.37%	7.82%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,919	$20,880	$29,806	$50,580	$87,565	$126,367
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.29%(H)	1.28%	1.26%	1.23%	1.25%	1.26%
Including waiver and/or reimbursement and recapture	1.29%(H)	1.27%	1.26%(I)	1.23%	1.25%	1.26%
Net investment income (loss) to average net assets	2.55%(H)	1.30%	2.07%	1.96%	1.12%	1.07%
Portfolio turnover rate	15%(F)	17%	51%	6%	28%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.31	$9.27	$12.18	$11.08	$10.80	$10.70
Investment operations:
Net investment income (loss) (A)	0.18	0.23	0.33	0.30	0.22	0.21
Net realized and unrealized gain (loss)	0.82	0.05	(2.32)	1.34	0.46	0.67
Total investment operations	1.00	0.28	(1.99)	1.64	0.68	0.88
Contributions from affiliate	—	—	0.03 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.24)	(0.34)	(0.30)	(0.21)	(0.21)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)	(0.57)
Total dividends and/or distributions to shareholders	(0.18)	(0.24)	(0.95)	(0.54)	(0.40)	(0.78)
Net asset value, end of period/year	$10.13	$9.31	$9.27	$12.18	$11.08	$10.80
Total return	10.68%(C)	2.93%	(17.25)%(B)	15.07%	6.48%	8.95%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,356	$11,401	$13,009	$19,731	$15,655	$16,423
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.26%(E)	0.26%	0.25%	0.24%	0.26%	0.27%
Including waiver and/or reimbursement and recapture	0.16%(E)(F)	0.16%(F)	0.16%(G)	0.15%(G)	0.24%(G)	0.27%
Net investment income (loss) to average net assets	3.67%(E)	2.42%	3.17%	2.55%	2.04%	1.98%
Portfolio turnover rate	15%(C)	17%	51%	6%	28%	4%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.29%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.38	$9.34	$12.27	$11.16	$10.89	$10.78
Investment operations:
Net investment income (loss) (A)	0.16	0.18	0.28	0.25	0.15	0.15
Net realized and unrealized gain (loss)	0.82	0.05	(2.34)	1.34	0.48	0.67
Total investment operations	0.98	0.23	(2.06)	1.59	0.63	0.82
Contributions from affiliate	0.01 (B)	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.19)	(0.26)	(0.24)	(0.17)	(0.14)
Net realized gains	—	—	(0.61)	(0.24)	(0.19)	(0.57)
Total dividends and/or distributions to shareholders	(0.15)	(0.19)	(0.87)	(0.48)	(0.36)	(0.71)
Net asset value, end of period/year	$10.22	$9.38	$9.34	$12.27	$11.16	$10.89
Total return	10.55%(B)(C)	2.38%	(17.97)%	14.50%	5.90%	8.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$435	$401	$547	$916	$873	$855
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.75%(E)	0.75%	0.72%	0.71%	0.76%	0.86%
Including waiver and/or reimbursement and recapture	0.75%(E)	0.75%(F)	0.72%	0.71%	0.76%	0.86%
Net investment income (loss) to average net assets	3.07%(E)	1.83%	2.67%	2.09%	1.42%	1.41%
Portfolio turnover rate	15%(C)	17%	51%	6%	28%	4%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$9.26	$9.24	$10.66
Investment operations:
Net investment income (loss) (B)	0.17	0.22	0.11
Net realized and unrealized gain (loss)	0.81	0.03	(1.45)
Total investment operations	0.98	0.25	(1.34)
Contributions from affiliate	—	—	0.00
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.23)	(0.08)
Net asset value, end of period/year	$10.07	$9.26	$9.24
Total return	10.60%(C)	2.66%	(12.57)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$558	$391	$63
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.56%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%(E)
Net investment income (loss) to average net assets	3.36%(E)	2.24%	1.78%(E)
Portfolio turnover rate	15%(C)	17%	51%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Conservative Portfolio (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(354,777)	$—	$(471,157)	$—	$—	$(825,934)
Total	$(354,777)	$—	$(471,157)	$—	$—	$(825,934)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$16,118	$—	$1,294,907	$—	$—	$1,311,025
Total	$16,118	$—	$1,294,907	$—	$—	$1,311,025
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$540,900	$—	$(279,727)	$—	$—	$261,173
Total	$540,900	$—	$(279,727)	$—	$—	$261,173
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$31,503,065
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$571,853	0.13%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.31	March 1, 2025
Class I	0.30	March 1, 2025
Class R	0.77	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R3 (B)	$—	$—	$521	$505	$1,026

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$45,211	$455
Class C	—	796
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$172,049	$32,441
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$66,349,375	$101,123,904
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$422,539,771	$41,841,858	$(25,608,813)	$16,233,045
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA CONS PORT 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation - Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation - Growth Portfolio

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,211.00	$2.69	$1,022.40	$2.46	0.49%
Class C	1,000.00	1,206.40	7.24	1,018.30	6.62	1.32
Class I	1,000.00	1,212.60	0.83	1,024.10	0.75	0.15
Class R	1,000.00	1,210.80	4.07	1,021.20	3.72	0.74
Class R3	1,000.00	1,212.40	1.93	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.5%
International Equity Funds	30.7
U.S. Mixed Allocation Fund	1.6
Repurchase Agreement	1.2
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	0.0 *
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.5%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	874	$ 1,027
International Equity Funds - 30.7%
Transamerica Emerging Markets Opportunities (E)	3,916,220	29,880,756
Transamerica International Equity (E)	4,814,422	97,732,763
Transamerica International Focus (E)	6,379,525	52,248,313
Transamerica International Small Cap Value (E)	673,700	9,856,230
Transamerica International Stock (E)	8,508,961	99,980,295
		289,698,357
U.S. Equity Funds - 66.2%
Transamerica Capital Growth (B)(E)	2,473,766	18,825,361
Transamerica Large Cap Value (E)	19,157,586	263,225,229
Transamerica Mid Cap Growth (B)(E)	1,689,048	15,708,148
Transamerica Mid Cap Value Opportunities (E)	1,208,069	13,373,323
Transamerica Small Cap Growth (E)	1,057,052	6,934,260
Transamerica Small Cap Value (E)	1,250,370	6,802,012
Transamerica Sustainable Equity Income (E)	3,844,849	29,797,580
Transamerica US Growth (E)	9,175,189	269,016,543
		623,682,456
U.S. Mixed Allocation Fund - 1.6%
Transamerica Energy Infrastructure (E)	2,046,279	14,610,431
Total Investment Companies (Cost $728,530,717)		927,992,271
	Shares	Value
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	9,720	$ 455,771
Energy Select Sector SPDR Fund	29,821	2,788,860
Total Exchange-Traded Funds (Cost $3,249,806)		3,244,631

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $11,137,087 on 05/01/2024. Collateralized by U.S. Government Obligations, 0.13% - 3.75%, due 04/15/2026, and with a total value of $11,358,433.	$ 11,135,541	11,135,541
Total Repurchase Agreement (Cost $11,135,541)		11,135,541
Total Investments (Cost $742,916,064)		942,372,443
Net Other Assets (Liabilities) - 0.0% (A)		275,925
Net Assets - 100.0%		$ 942,648,368
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	123	06/21/2024	$32,138,508	$31,162,050	$—	$(976,458)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$927,991,244	$—	$—	$927,991,244
Exchange-Traded Funds	3,244,631	—	—	3,244,631
Repurchase Agreement	—	11,135,541	—	11,135,541
Total	$931,235,875	$11,135,541	$—	$942,371,416
Investment Companies Measured at Net Asset Value (C)				1,027
Total Investments				$942,372,443
LIABILITIES
Other Financial Instruments
Futures Contracts	$(976,458)	$—	$—	$(976,458)
Total Other Financial Instruments	$(976,458)	$—	$—	$(976,458)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$1,027	0.0%(A)

(E)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$5,343,187	$12,500,000	$(500,000)	$(95,945)	$1,578,119	$18,825,361	2,473,766	$—	$—
Transamerica Emerging Markets Opportunities	26,684,227	797,774	—	—	2,398,755	29,880,756	3,916,220	797,774	—
Transamerica Energy Infrastructure	12,498,557	687,558	—	—	1,424,316	14,610,431	2,046,279	687,557	—
Transamerica Global Allocation Liquidating Trust	1,087	—	—	—	(60)	1,027	874	—	—
Transamerica International Equity	129,234,142	4,430,073	(50,000,000)	7,368,028	6,700,520	97,732,763	4,814,422	4,430,073	—
Transamerica International Focus	49,130,459	3,946,187	(4,200,000)	678,750	2,692,917	52,248,313	6,379,525	1,663,624	2,282,564
Transamerica International Small Cap Value	11,559,580	284,267	(3,800,000)	1,001,908	810,475	9,856,230	673,700	284,267	—
Transamerica International Stock	49,615,925	41,365,063	(2,200,000)	167,088	11,032,219	99,980,295	8,508,961	1,865,063	—
Transamerica Large Cap Value	185,432,451	57,849,580	(9,500,000)	888,813	28,554,385	263,225,229	19,157,586	1,479,466	14,970,113
Transamerica Mid Cap Growth	20,646,931	—	(9,950,000)	(485,638)	5,496,855	15,708,148	1,689,048	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities	$14,659,315	$628,161	$(3,200,000)	$62,120	$1,223,727	$13,373,323	1,208,069	$133,933	$494,228
Transamerica Small Cap Growth	5,950,300	299,438	—	—	684,522	6,934,260	1,057,052	—	299,438
Transamerica Small Cap Value	4,975,785	1,175,352	—	—	650,875	6,802,012	1,250,370	175,352	—
Transamerica Sustainable Equity Income	58,674,311	579,990	(38,500,000)	(1,115,601)	10,158,880	29,797,580	3,844,849	579,990	—
Transamerica US Growth	241,189,568	12,646,737	(34,999,999)	491,595	49,688,642	269,016,543	9,175,189	—	9,146,738
Total	$815,595,825	$137,190,180	$(156,849,999)	$8,961,118	$123,095,147	$927,992,271	66,195,910	$12,097,099	$27,193,081

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $728,530,717)	$927,992,271
Unaffiliated investments, at value (cost $3,249,806)	3,244,631
Repurchase agreement, at value (cost $11,135,541)	11,135,541
Cash collateral pledged at broker for:
Futures contracts	1,596,540
Receivables and other assets:
Shares of beneficial interest sold	195,849
Interest	773
Prepaid expenses	23,943
Total assets	944,189,548
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	584,695
Due to custodian	95,325
Investment management fees	87,207
Distribution and service fees	244,550
Transfer agent fees	87,910
Trustee and CCO fees	2,592
Audit and tax fees	16,246
Custody fees	3,416
Legal fees	1,532
Printing and shareholder reports fees	10,605
Other accrued expenses	10,461
Variation margin payable on futures contracts	396,641
Total liabilities	1,541,180
Net assets	$942,648,368
Net assets consist of:
Paid-in capital	$713,752,579
Total distributable earnings (accumulated losses)	228,895,789
Net assets	$942,648,368
Net assets by class:
Class A	$856,945,760
Class C	49,053,792
Class I	33,777,876
Class R	685,712
Class R3	2,185,228
Shares outstanding (unlimited shares, no par value):
Class A	60,566,482
Class C	3,602,013
Class I	2,383,260
Class R	48,776
Class R3	154,652
Net asset value per share: (A)
Class A	$14.15
Class C	13.62
Class I	14.17
Class R	14.06
Class R3	14.13
Maximum offering price per share: (B)
Class A	$14.97

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$12,097,099
Dividend income from unaffiliated investments	28,880
Interest income from unaffiliated investments	175,146
Total investment income	12,301,125
Expenses:
Investment management fees	482,353
Distribution and service fees:
Class A	1,050,139
Class C	258,285
Class R	1,694
Class R3	2,242
Transfer agent fees:
Class A	412,320
Class C	47,952
Class I	17,383
Class R	345
Class R3	1,412
Trustee and CCO fees	17,932
Audit and tax fees	18,038
Custody fees	5,045
Legal fees	26,853
Printing and shareholder reports fees	28,031
Registration fees	45,929
Other	21,285
Total expenses before waiver and/or reimbursement and recapture	2,437,238
Expenses waived and/or reimbursed:
Class I	(15,848)
Class R3	(1,765)
Net expenses	2,419,625
Net investment income (loss)	9,881,500
Net realized gain (loss) on:
Affiliated investments	8,961,118
Unaffiliated investments	383,966
Capital gain distributions received from affiliated investment companies	27,193,081
Futures contracts	2,798,809
Net realized gain (loss)	39,336,974
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	123,095,147
Unaffiliated investments	(157,796)
Futures contracts	115,637
Net change in unrealized appreciation (depreciation)	123,052,988
Net realized and change in unrealized gain (loss)	162,389,962
Net increase (decrease) in net assets resulting from operations	$172,271,462
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$9,881,500	$4,218,567
Net realized gain (loss)	39,336,974	18,406,426
Net change in unrealized appreciation (depreciation)	123,052,988	46,896,439
Net increase (decrease) in net assets resulting from operations	172,271,462	69,521,432
Dividends and/or distributions to shareholders:
Class A	(22,806,662)	(62,195,198)
Class C	(1,019,798)	(4,983,032)
Class I	(980,611)	(2,554,982)
Class R	(16,247)	(58,189)
Class R3	(50,029)	(94,976)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(24,873,347)	(69,886,377)
Capital share transactions:
Proceeds from shares sold:
Class A	12,517,292	20,993,331
Class C	3,324,555	5,569,321
Class I	3,609,304	7,581,945
Class R	12,592	45,516
Class R3	478,975	1,384,502
	19,942,718	35,574,615
Dividends and/or distributions reinvested:
Class A	21,909,567	59,672,021
Class C	1,019,185	4,975,115
Class I	957,890	2,493,763
Class R	16,247	58,189
Class R3	50,029	94,976
	23,952,918	67,294,064
Cost of shares redeemed:
Class A	(65,373,278)	(109,472,845)
Class C	(5,996,610)	(9,880,650)
Class I	(5,919,738)	(11,200,882)
Class R	(39,593)	(270,592)
Class R3	(140,987)	(92,249)
	(77,470,206)	(130,917,218)
Automatic conversions:
Class A	6,910,408	16,292,156
Class C	(6,910,408)	(16,292,156)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(33,574,570)	(28,048,539)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	3,606 (A)	—
Class C	930 (A)	—
Class R	708 (A)	—
	5,244	—
Net increase (decrease) in net assets	113,828,789	(28,413,484)
Net assets:
Beginning of period/year	828,819,579	857,233,063
End of period/year	$942,648,368	$828,819,579
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	910,205	1,714,179
Class C	250,949	468,054
Class I	259,560	607,598
Class R	925	3,722
Class R3	33,852	111,152
	1,455,491	2,904,705
Shares reinvested:
Class A	1,637,486	5,193,387
Class C	78,884	448,613
Class I	71,538	217,227
Class R	1,222	5,104
Class R3	3,745	8,280
	1,792,875	5,872,611
Shares redeemed:
Class A	(4,772,994)	(8,877,527)
Class C	(455,036)	(831,785)
Class I	(425,963)	(901,515)
Class R	(2,850)	(22,065)
Class R3	(10,360)	(7,384)
	(5,667,203)	(10,640,276)
Automatic conversions:
Class A	505,000	1,317,164
Class C	(525,043)	(1,368,542)
	(20,043)	(51,378)
Net increase (decrease) in shares outstanding:
Class A	(1,720,303)	(652,797)
Class C	(650,246)	(1,283,660)
Class I	(94,865)	(76,690)
Class R	(703)	(13,239)
Class R3	27,237	112,048
	(2,438,880)	(1,914,338)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.01	$12.09	$16.86	$12.53	$13.01	$14.38
Investment operations:
Net investment income (loss) (A)	0.15	0.06	0.46	0.06	0.17	0.11
Net realized and unrealized gain (loss)	2.36	0.86	(3.95)	4.86	0.48	0.67
Total investment operations	2.51	0.92	(3.49)	4.92	0.65	0.78
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.06)	(0.47)	(0.10)	(0.21)	(0.19)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)	(1.96)
Total dividends and/or distributions to shareholders	(0.37)	(1.00)	(1.28)	(0.59)	(1.13)	(2.15)
Net asset value, end of period/year	$14.15	$12.01	$12.09	$16.86	$12.53	$13.01
Total return (E)	21.10%(C)(F)	7.98%	(22.39)%(D)	40.12%	5.01%	7.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$856,945	$747,924	$760,822	$1,072,922	$809,244	$887,342
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.49%(H)	0.50%	0.50%	0.48%	0.53%	0.54%
Including waiver and/or reimbursement and recapture	0.49%(H)	0.50%(I)	0.49%	0.48%	0.53%	0.54%
Net investment income (loss) to average net assets	2.16%(H)	0.51%	3.37%	0.41%	1.40%	0.90%
Portfolio turnover rate	11%(F)	8%	24%	8%	26%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.51	$11.66	$16.27	$12.11	$12.59	$13.88
Investment operations:
Net investment income (loss) (A)	0.09	(0.03)	0.39	(0.03)	0.09	0.03
Net realized and unrealized gain (loss)	2.27	0.82	(3.89)	4.68	0.44	0.64
Total investment operations	2.36	0.79	(3.50)	4.65	0.53	0.67
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	—	(0.31)	—	(0.09)	—
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)	(1.96)
Total dividends and/or distributions to shareholders	(0.25)	(0.94)	(1.12)	(0.49)	(1.01)	(1.96)
Net asset value, end of period/year	$13.62	$11.51	$11.66	$16.27	$12.11	$12.59
Total return (E)	20.64%(C)(F)	7.07%	(23.00)%(D)	39.09%	4.13%	7.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,054	$48,950	$64,542	$116,319	$143,282	$205,681
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.32%(H)	1.33%	1.30%	1.26%	1.31%	1.31%
Including waiver and/or reimbursement and recapture	1.32%(H)	1.33%(I)	1.29%	1.26%	1.31%	1.31%
Net investment income (loss) to average net assets	1.39%(H)	(0.25)%	2.89%	(0.23)%	0.74%	0.25%
Portfolio turnover rate	11%(F)	8%	24%	8%	26%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.04	$12.11	$16.88	$12.53	$13.01	$14.38
Investment operations:
Net investment income (loss) (A)	0.17	0.11	0.50	0.12	0.22	0.16
Net realized and unrealized gain (loss)	2.37	0.85	(3.95)	4.86	0.47	0.65
Total investment operations	2.54	0.96	(3.45)	4.98	0.69	0.81
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.09)	(0.53)	(0.14)	(0.25)	(0.22)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)	(1.96)
Total dividends and/or distributions to shareholders	(0.41)	(1.03)	(1.34)	(0.63)	(1.17)	(2.18)
Net asset value, end of period/year	$14.17	$12.04	$12.11	$16.88	$12.53	$13.01
Total return	21.26%(C)	8.37%	(22.01)%(B)	40.62%	5.31%	8.19%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,778	$29,828	$30,933	$42,252	$32,886	$43,396
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.25%	0.25%	0.24%	0.26%	0.27%
Including waiver and/or reimbursement and recapture	0.15%(E)(F)	0.15%(F)	0.15%(G)	0.15%(G)	0.25%(G)	0.27%
Net investment income (loss) to average net assets	2.49%(E)	0.86%	3.65%	0.77%	1.81%	1.25%
Portfolio turnover rate	11%(C)	8%	24%	8%	26%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.14%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.90	$11.96	$16.70	$12.41	$12.89	$14.22
Investment operations:
Net investment income (loss) (A)	0.13	0.04	0.47	0.04	0.14	0.08
Net realized and unrealized gain (loss)	2.35	0.85	(3.98)	4.81	0.47	0.67
Total investment operations	2.48	0.89	(3.51)	4.85	0.61	0.75
Contributions from affiliate	0.01 (B)	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.01)	(0.42)	(0.07)	(0.17)	(0.12)
Net realized gains	(0.20)	(0.94)	(0.81)	(0.49)	(0.92)	(1.96)
Total dividends and/or distributions to shareholders	(0.33)	(0.95)	(1.23)	(0.56)	(1.09)	(2.08)
Net asset value, end of period/year	$14.06	$11.90	$11.96	$16.70	$12.41	$12.89
Total return	21.08%(B)(C)	7.76%	(22.64)%	39.84%	4.72%	7.71%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$686	$589	$750	$1,519	$1,625	$1,940
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.74%(E)	0.75%	0.73%	0.72%	0.76%	0.80%
Including waiver and/or reimbursement and recapture	0.74%(E)	0.75%(F)	0.73%	0.72%	0.76%	0.80%
Net investment income (loss) to average net assets	1.88%(E)	0.29%	3.43%	0.26%	1.17%	0.61%
Portfolio turnover rate	11%(C)	8%	24%	8%	26%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$12.00	$12.10	$13.86
Investment operations:
Net investment income (loss) (B)	0.15	0.02	0.02
Net realized and unrealized gain (loss)	2.38	0.91	(1.78)
Total investment operations	2.53	0.93	(1.76)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.09)	—
Net realized gains	(0.20)	(0.94)	—
Total dividends and/or distributions to shareholders	(0.40)	(1.03)	—
Net asset value, end of period/year	$14.13	$12.00	$12.10
Total return	21.24%(C)	8.05%	(12.70)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,185	$1,529	$186
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.21%(E)	0.16%	0.24%(E)
Portfolio turnover rate	11%(C)	8%	24%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Growth Portfolio (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(976,458)	$—	$—	$(976,458)
Total	$—	$—	$(976,458)	$—	$—	$(976,458)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,798,809	$—	$—	$2,798,809
Total	$—	$—	$2,798,809	$—	$—	$2,798,809
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$115,637	$—	$—	$115,637
Total	$—	$—	$115,637	$—	$—	$115,637
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$25,222,695
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.55%	March 1, 2025
Class C	1.35	March 1, 2025
Class I	0.30	March 1, 2025
Class R	0.78	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R3 (B)	$—	$56	$2,415	$1,765	$4,236

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$228,764	$829
Class C	—	4,570
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$470,156	$84,903
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$100,813,807	$158,224,843
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$742,916,064	$210,705,773	$(12,225,852)	$198,479,921
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA GROWTH PORT 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation - Moderate Growth Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation - Moderate Growth Portfolio

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,165.10	$2.53	$1,022.50	$2.36	0.47%
Class C	1,000.00	1,161.10	6.99	1,018.40	6.52	1.30
Class I	1,000.00	1,167.60	0.75	1,024.20	0.70	0.14
Class R	1,000.00	1,164.60	3.87	1,021.30	3.62	0.72
Class R3	1,000.00	1,165.30	1.88	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	46.8%
U.S. Fixed Income Funds	25.8
International Equity Funds	22.1
International Fixed Income Fund	3.6
U.S. Mixed Allocation Fund	1.2
Repurchase Agreement	0.4
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)^	0.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	5,843	$ 6,863
International Equity Funds - 22.1%
Transamerica Emerging Markets Opportunities (C)	4,306,072	32,855,332
Transamerica International Equity (C)	5,260,936	106,796,994
Transamerica International Focus (C)	6,561,326	53,737,258
Transamerica International Small Cap Value (C)	820,295	12,000,920
Transamerica International Stock (C)	9,297,779	109,248,902
		314,639,406
International Fixed Income Fund - 3.6%
Transamerica Emerging Markets Debt (C)	5,630,568	51,012,945
U.S. Equity Funds - 46.4%
Transamerica Capital Growth (B)(C)	3,579,357	27,238,904
Transamerica Large Cap Value (C)	20,381,269	280,038,640
Transamerica Mid Cap Growth (B)(C)	1,629,306	15,152,547
Transamerica Mid Cap Value Opportunities (C)	1,088,167	12,046,005
Transamerica Small Cap Growth (C)	1,371,666	8,998,132
Transamerica Small Cap Value (C)	1,182,764	6,434,236
Transamerica Sustainable Equity Income (C)	4,266,709	33,066,994
Transamerica US Growth (C)	9,421,774	276,246,398
		659,221,856
U.S. Fixed Income Funds - 25.8%
Transamerica Bond (C)	9,644,993	75,423,841
Transamerica Core Bond (C)	20,892,450	174,034,107
Transamerica Floating Rate (C)	1,579,941	14,298,468
Transamerica High Yield Bond (C)	1,769,403	14,066,754
Transamerica Inflation Opportunities (C)	4,946,093	46,888,960
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	4,644,427	$ 42,682,285
Transamerica Short-Term Bond (C)	2,279	22,019
		367,416,434
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (C)	2,325,768	16,605,986
Total Investment Companies (Cost $1,192,963,749)		1,408,903,490
EXCHANGE-TRADED FUNDS - 0.4%
U.S. Equity Funds - 0.4%
Alerian MLP ETF	15,241	714,651
Energy Select Sector SPDR Fund	44,752	4,185,207
Total Exchange-Traded Funds (Cost $4,896,439)		4,899,858

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $6,443,352 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $6,571,777.	$ 6,442,905	6,442,905
Total Repurchase Agreement (Cost $6,442,905)		6,442,905
Total Investments (Cost $1,204,303,093)		1,420,246,253
Net Other Assets (Liabilities) - 0.1%		1,173,872
Net Assets - 100.0%		$ 1,421,420,125
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	390	06/18/2024	$39,000,000	$41,900,625	$—	$(1,065,560)
S&P 500® E-Mini Index	200	06/21/2024	10,000	50,670,000	—	(1,599,585)
Total Futures Contracts					$—	$(2,665,145)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,408,896,627	$—	$—	$1,408,896,627
Exchange-Traded Funds	4,899,858	—	—	4,899,858
Repurchase Agreement	—	6,442,905	—	6,442,905
Total	$1,413,796,485	$6,442,905	$—	$1,420,239,390
Investment Companies Measured at Net Asset Value				6,863
Total Investments				$1,420,246,253
Other Financial Instruments
Futures Contracts (H)	$(2,665,145)	$—	$—	$(2,665,145)
Total Other Financial Instruments	$(2,665,145)	$—	$—	$(2,665,145)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,858,462	$15,044,533	$—	$—	$1,520,846	$75,423,841	9,644,993	$1,544,533	$—
Transamerica Capital Growth	10,527,201	15,799,999	(2,500,000)	(487,267)	3,898,971	27,238,904	3,579,357	—	—
Transamerica Core Bond	151,166,677	21,192,809	(2,100,000)	(70,124)	3,844,745	174,034,107	20,892,450	3,692,809	—
Transamerica Emerging Markets Debt	34,310,346	14,344,555	—	—	2,358,044	51,012,945	5,630,568	1,040,593	—
Transamerica Emerging Markets Opportunities	31,206,174	932,966	(2,000,000)	(438,146)	3,154,338	32,855,332	4,306,072	932,966	—
Transamerica Energy Infrastructure	14,205,664	781,468	—	—	1,618,854	16,605,986	2,325,768	781,468	—
Transamerica Floating Rate	—	14,275,323	—	(3)	23,148	14,298,468	1,579,941	275,323	—
Transamerica Global Allocation Liquidating Trust	7,264	—	—	—	(401)	6,863	5,843	—	—
Transamerica High Yield Bond	286,687	13,980,899	—	(1)	(200,831)	14,066,754	1,769,403	280,899	—
Transamerica Inflation Opportunities	42,175,720	4,310,324	(1,000,000)	(20,668)	1,423,584	46,888,960	4,946,093	409,058	—
Transamerica International Equity	146,910,633	5,221,720	(61,000,000)	10,071,913	5,592,728	106,796,994	5,260,936	5,221,720	—
Transamerica International Focus	41,552,007	11,537,125	(2,500,000)	78,302	3,069,824	53,737,258	6,561,326	1,491,172	2,045,953
Transamerica International Small Cap Value	13,433,555	464,622	(4,000,000)	944,106	1,158,637	12,000,920	820,295	464,622	—
Transamerica International Stock	54,551,905	46,014,497	(3,500,000)	556,379	11,626,121	109,248,902	9,297,779	2,014,497	—
Transamerica Large Cap Value	205,892,389	61,564,770	(20,500,000)	1,806,616	31,274,865	280,038,640	20,381,269	1,582,053	15,982,717
Transamerica Long Credit	—	45,010,477	—	—	(2,328,192)	42,682,285	4,644,427	509,477	—
Transamerica Mid Cap Growth	23,112,048	—	(13,500,000)	(397,733)	5,938,232	15,152,547	1,629,306	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities	$17,736,295	$946,398	$(8,000,000)	$15,645	$1,347,667	$12,046,005	1,088,167	$201,786	$744,612
Transamerica Short-Term Bond	63,927,909	626,040	(65,889,099)	814,174	542,995	22,019	2,279	626,040	—
Transamerica Small Cap Growth	6,881,141	1,346,281	—	—	770,710	8,998,132	1,371,666	—	346,281
Transamerica Small Cap Value	5,476,506	192,998	—	—	764,732	6,434,236	1,182,764	192,998	—
Transamerica Sustainable Equity Income	67,931,647	663,943	(46,000,000)	1,165,576	9,305,828	33,066,994	4,266,709	663,943	—
Transamerica US Growth	293,846,034	10,986,015	(88,500,000)	2,289,739	57,624,610	276,246,398	9,421,774	—	10,986,015
Total	$1,283,996,264	$285,237,762	$(320,989,099)	$16,328,508	$144,330,055	$1,408,903,490	120,609,185	$21,925,957	$30,105,578

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$6,863	0.0%(A)

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $1,192,963,749)	$1,408,903,490
Unaffiliated investments, at value (cost $4,896,439)	4,899,858
Repurchase agreement, at value (cost $6,442,905)	6,442,905
Cash collateral pledged at broker for:
Futures contracts	3,507,625
Receivables and other assets:
Shares of beneficial interest sold	65,195
Dividends from affiliated investments	1,434,444
Interest	447
Prepaid expenses	28,047
Total assets	1,425,282,011
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,434,444
Shares of beneficial interest redeemed	747,957
Due to custodian	301,250
Investment management fees	128,753
Distribution and service fees	361,680
Transfer agent fees	120,463
Trustee and CCO fees	4,291
Audit and tax fees	19,387
Custody fees	5,160
Legal fees	4,112
Printing and shareholder reports fees	16,610
Other accrued expenses	17,980
Variation margin payable on futures contracts	699,799
Total liabilities	3,861,886
Net assets	$1,421,420,125
Net assets consist of:
Paid-in capital	$1,178,489,845
Total distributable earnings (accumulated losses)	242,930,280
Net assets	$1,421,420,125
Net assets by class:
Class A	$1,301,376,040
Class C	65,459,985
Class I	51,775,432
Class R	1,407,885
Class R3	1,400,783
Shares outstanding (unlimited shares, no par value):
Class A	104,747,579
Class C	5,155,398
Class I	4,163,498
Class R	113,260
Class R3	112,745
Net asset value per share: (A)
Class A	$12.42
Class C	12.70
Class I	12.44
Class R	12.43
Class R3	12.42
Maximum offering price per share: (B)
Class A	$13.14

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$21,925,957
Dividend income from unaffiliated investments	43,731
Interest income from unaffiliated investments	240,933
Total investment income	22,210,621
Expenses:
Investment management fees	725,746
Distribution and service fees:
Class A	1,623,670
Class C	350,613
Class R	3,421
Class R3	1,352
Transfer agent fees:
Class A	566,471
Class C	57,032
Class I	26,533
Class R	587
Class R3	852
Trustee and CCO fees	27,811
Audit and tax fees	22,039
Custody fees	7,874
Legal fees	42,697
Printing and shareholder reports fees	42,708
Registration fees	46,756
Other	29,810
Total expenses before waiver and/or reimbursement and recapture	3,575,972
Expenses waived and/or reimbursed:
Class I	(24,177)
Class R3	(1,036)
Net expenses	3,550,759
Net investment income (loss)	18,659,862
Net realized gain (loss) on:
Affiliated investments	16,328,508
Unaffiliated investments	286,662
Capital gain distributions received from affiliated investment companies	30,105,578
Futures contracts	2,500,003
Net realized gain (loss)	49,220,751
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	144,330,055
Unaffiliated investments	(223,283)
Futures contracts	557,298
Net change in unrealized appreciation (depreciation)	144,664,070
Net realized and change in unrealized gain (loss)	193,884,821
Net increase (decrease) in net assets resulting from operations	$212,544,683
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$18,659,862	$17,080,476
Net realized gain (loss)	49,220,751	20,839,622
Net change in unrealized appreciation (depreciation)	144,664,070	40,579,678
Net increase (decrease) in net assets resulting from operations	212,544,683	78,499,776
Dividends and/or distributions to shareholders:
Class A	(43,035,307)	(44,238,859)
Class C	(1,628,856)	(2,322,697)
Class I	(1,793,206)	(1,891,267)
Class R	(42,192)	(38,599)
Class R3	(35,515)	(14,755)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(46,535,076)	(48,506,177)
Capital share transactions:
Proceeds from shares sold:
Class A	12,981,888	22,972,379
Class C	2,805,643	7,113,166
Class I	4,562,763	8,545,132
Class R	34,565	58,663
Class R3	974,744	1,548,817
	21,359,603	40,238,157
Dividends and/or distributions reinvested:
Class A	41,035,631	42,153,995
Class C	1,622,347	2,319,368
Class I	1,770,149	1,872,607
Class R	41,727	38,168
Class R3	35,515	14,755
	44,505,369	46,398,893
Cost of shares redeemed:
Class A	(101,178,999)	(182,982,350)
Class C	(6,312,914)	(14,865,505)
Class I	(7,761,153)	(14,985,677)
Class R	(41,864)	(143,154)
Class R3	(421,613)	(1,029,994)
	(115,716,543)	(214,006,680)
Automatic conversions:
Class A	10,737,612	22,593,218
Class C	(10,737,612)	(22,593,218)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(49,851,571)	(127,369,630)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	2,804 (A)	—
Class C	1,722 (A)	—
Class R	1,592 (A)	—
	6,118	—
Net increase (decrease) in net assets	116,164,154	(97,376,031)
Net assets:
Beginning of period/year	1,305,255,971	1,402,632,002
End of period/year	$1,421,420,125	$1,305,255,971
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,058,671	2,039,324
Class C	225,312	617,393
Class I	366,951	755,039
Class R	2,906	5,162
Class R3	78,927	135,868
	1,732,767	3,552,786
Shares reinvested:
Class A	3,408,275	3,914,020
Class C	131,471	210,469
Class I	147,022	174,034
Class R	3,466	3,541
Class R3	2,952	1,369
	3,693,186	4,303,433
Shares redeemed:
Class A	(8,262,449)	(16,154,810)
Class C	(508,469)	(1,291,211)
Class I	(638,855)	(1,324,295)
Class R	(3,507)	(12,570)
Class R3	(34,356)	(91,849)
	(9,447,636)	(18,874,735)
Automatic conversions:
Class A	883,060	1,983,617
Class C	(865,437)	(1,947,241)
	17,623	36,376
Net increase (decrease) in shares outstanding:
Class A	(2,912,443)	(8,217,849)
Class C	(1,017,123)	(2,410,590)
Class I	(124,882)	(395,222)
Class R	2,865	(3,867)
Class R3	47,523	45,388
	(4,004,060)	(10,982,140)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.02	$10.84	$14.72	$11.87	$12.05	$12.81
Investment operations:
Net investment income (loss) (A)	0.16	0.14	0.37	0.17	0.18	0.16
Net realized and unrealized gain (loss)	1.65	0.43	(3.12)	3.21	0.50	0.69
Total investment operations	1.81	0.57	(2.75)	3.38	0.68	0.85
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.12)	(0.38)	(0.15)	(0.23)	(0.21)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)	(1.40)
Total dividends and/or distributions to shareholders	(0.41)	(0.39)	(1.13)	(0.53)	(0.86)	(1.61)
Net asset value, end of period/year	$12.42	$11.02	$10.84	$14.72	$11.87	$12.05
Total return (E)	16.51%(C)(F)	5.33%	(20.18)%(D)	29.05%	5.75%	8.37%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,301,376	$1,186,870	$1,256,097	$1,756,950	$1,423,975	$1,531,349
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.47%	0.46%	0.50%	0.51%
Including waiver and/or reimbursement and recapture	0.47%(H)	0.48%(I)	0.47%(I)	0.46%	0.50%	0.51%
Net investment income (loss) to average net assets	2.65%(H)	1.24%	3.05%	1.19%	1.59%	1.36%
Portfolio turnover rate	17%(F)	18%	35%	8%	28%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.19	$10.98	$14.85	$11.96	$12.10	$12.72
Investment operations:
Net investment income (loss) (A)	0.11	0.05	0.31	0.09	0.11	0.08
Net realized and unrealized gain (loss)	1.69	0.44	(3.22)	3.21	0.48	0.70
Total investment operations	1.80	0.49	(2.91)	3.30	0.59	0.78
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.01)	(0.22)	(0.03)	(0.10)	(0.00)(E)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)	(1.40)
Total dividends and/or distributions to shareholders	(0.29)	(0.28)	(0.97)	(0.41)	(0.73)	(1.40)
Net asset value, end of period/year	$12.70	$11.19	$10.98	$14.85	$11.96	$12.10
Total return (F)	16.11%(C)(G)	4.51%	(20.81)%(D)	28.03%	4.97%	7.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,460	$69,100	$94,276	$166,140	$245,806	$354,235
Expenses to average net assets (H)
Excluding waiver and/or reimbursement and recapture	1.30%(I)	1.29%	1.27%	1.24%	1.27%	1.28%
Including waiver and/or reimbursement and recapture	1.30%(I)	1.29%(J)	1.26%	1.24%	1.27%	1.28%
Net investment income (loss) to average net assets	1.85%(I)	0.45%	2.47%	0.66%	0.93%	0.68%
Portfolio turnover rate	17%(G)	18%	35%	8%	28%	3%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Annualized.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.04	$10.85	$14.73	$11.87	$12.04	$12.80
Investment operations:
Net investment income (loss) (A)	0.18	0.18	0.42	0.21	0.22	0.19
Net realized and unrealized gain (loss)	1.66	0.43	(3.14)	3.21	0.50	0.68
Total investment operations	1.84	0.61	(2.72)	3.42	0.72	0.87
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.15)	(0.43)	(0.18)	(0.26)	(0.23)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)	(1.40)
Total dividends and/or distributions to shareholders	(0.44)	(0.42)	(1.18)	(0.56)	(0.89)	(1.63)
Net asset value, end of period/year	$12.44	$11.04	$10.85	$14.73	$11.87	$12.04
Total return	16.76%(C)	5.69%	(19.78)%(B)	29.42%	6.12%	8.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,775	$47,351	$50,808	$73,488	$58,844	$72,827
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.24%(E)	0.24%	0.24%	0.23%	0.25%	0.26%
Including waiver and/or reimbursement and recapture	0.14%(E)(F)	0.14%(F)	0.14%(F)(G)	0.14%(G)	0.24%(G)	0.26%
Net investment income (loss) to average net assets	2.98%(E)	1.57%	3.40%	1.52%	1.92%	1.65%
Portfolio turnover rate	17%(C)	18%	35%	8%	28%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.16%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.01	$10.82	$14.68	$11.84	$11.99	$12.73
Investment operations:
Net investment income (loss) (A)	0.15	0.11	0.34	0.14	0.14	0.13
Net realized and unrealized gain (loss)	1.64	0.43	(3.12)	3.19	0.51	0.68
Total investment operations	1.79	0.54	(2.78)	3.33	0.65	0.81
Contributions from affiliate	0.01 (B)	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.08)	(0.33)	(0.11)	(0.17)	(0.15)
Net realized gains	(0.19)	(0.27)	(0.75)	(0.38)	(0.63)	(1.40)
Total dividends and/or distributions to shareholders	(0.38)	(0.35)	(1.08)	(0.49)	(0.80)	(1.55)
Net asset value, end of period/year	$12.43	$11.01	$10.82	$14.68	$11.84	$11.99
Total return	16.46%(B)(C)	5.08%	(20.34)%	28.63%	5.51%	8.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,408	$1,215	$1,236	$1,781	$1,979	$2,082
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.73%	0.73%	0.77%	0.78%
Including waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.73%	0.73%	0.77%	0.78%
Net investment income (loss) to average net assets	2.39%(E)	0.97%	2.78%	1.00%	1.26%	1.12%
Portfolio turnover rate	17%(C)	18%	35%	8%	28%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$11.04	$10.85	$12.38
Investment operations:
Net investment income (loss) (B)	0.16	0.15	0.07
Net realized and unrealized gain (loss)	1.65	0.44	(1.60)
Total investment operations	1.81	0.59	(1.53)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.13)	—
Net realized gains	(0.19)	(0.27)	—
Total dividends and/or distributions to shareholders	(0.43)	(0.40)	—
Net asset value, end of period/year	$12.42	$11.04	$10.85
Total return	16.53%(C)	5.50%	(12.36)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,401	$720	$215
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%(E)	0.54%	0.54%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.68%(E)	1.36%	0.93%(E)
Portfolio turnover rate	17%(C)	18%	35%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(1,065,560)	$—	$(1,599,585)	$—	$—	$(2,665,145)
Total	$(1,065,560)	$—	$(1,599,585)	$—	$—	$(2,665,145)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$46,779	$—	$2,453,224	$—	$—	$2,500,003
Total	$46,779	$—	$2,453,224	$—	$—	$2,500,003
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,699,517	$—	$(1,142,219)	$—	$—	$557,298
Total	$1,699,517	$—	$(1,142,219)	$—	$—	$557,298
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$93,167,270
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,705,704	0.12%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.32	March 1, 2025
Class I	0.29	March 1, 2025
Class R	0.78	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R3 (B)	$—	$53	$1,115	$1,036	$2,204

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25

(A)	12b-1 fees are not applicable for Class I.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$214,349	$1,261
Class C	—	2,520
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$638,265	$115,954
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$237,770,737	$323,075,786
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,204,303,093	$256,603,549	$(43,325,534)	$213,278,015
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA MOD GROWTH PORT 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation - Moderate Portfolio
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation - Moderate Portfolio

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,131.70	$2.49	$1,022.50	$2.36	0.47%
Class C	1,000.00	1,126.50	6.82	1,018.40	6.47	1.29
Class I	1,000.00	1,133.00	0.80	1,024.10	0.75	0.15
Class R	1,000.00	1,130.80	3.81	1,021.30	3.62	0.72
Class R3	1,000.00	1,130.90	1.85	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	45.9%
U.S. Equity Funds	32.9
International Equity Funds	16.1
International Fixed Income Fund	3.5
U.S. Mixed Allocation Fund	1.1
Repurchase Agreement	0.4
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)^	0.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	3,627	$ 4,260
International Equity Funds - 16.1%
Transamerica Emerging Markets Opportunities (E)	1,819,867	13,885,586
Transamerica International Equity (E)	2,343,208	47,567,117
Transamerica International Focus (E)	2,899,921	23,750,353
Transamerica International Small Cap Value (E)	304,109	4,449,116
Transamerica International Stock (E)	4,116,804	48,372,452
		138,024,624
International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (E)	3,310,487	29,993,008
U.S. Equity Funds - 32.6%
Transamerica Capital Growth (B)(E)	1,647,444	12,537,046
Transamerica Large Cap Value (E)	8,575,680	117,829,838
Transamerica Mid Cap Growth (B)(E)	654,322	6,085,197
Transamerica Mid Cap Value Opportunities (E)	550,776	6,097,091
Transamerica Small Cap Growth (E)	660,827	4,335,026
Transamerica Small Cap Value (E)	836,596	4,551,084
Transamerica Sustainable Equity Income (E)	1,701,624	13,187,590
Transamerica US Growth (E)	3,946,864	115,722,041
		280,344,913
U.S. Fixed Income Funds - 45.9%
Transamerica Bond (E)	12,363,056	96,679,099
Transamerica Core Bond (E)	27,065,742	225,457,635
Transamerica Floating Rate (E)	958,542	8,674,807
Transamerica High Yield Bond (E)	1,096,333	8,715,849
Transamerica Inflation Opportunities (E)	3,042,761	28,845,375
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (E)	2,795,966	$ 25,694,923
Transamerica Short-Term Bond (E)	906	8,748
		394,076,436
U.S. Mixed Allocation Fund - 1.1%
Transamerica Energy Infrastructure (E)	1,298,652	9,272,371
Total Investment Companies (Cost $771,041,445)		851,715,612
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	9,487	444,845
Energy Select Sector SPDR Fund	26,982	2,523,357
Total Exchange-Traded Funds (Cost $2,964,475)		2,968,202

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $3,643,112 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $3,715,726.	$ 3,642,859	3,642,859
Total Repurchase Agreement (Cost $3,642,859)		3,642,859
Total Investments (Cost $777,648,779)		858,326,673
Net Other Assets (Liabilities) - 0.1%		712,635
Net Assets - 100.0%		$ 859,039,308
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	261	06/18/2024	$28,752,669	$28,041,188	$—	$(711,481)
S&P 500® E-Mini Index	117	06/21/2024	30,579,232	29,641,950	—	(937,282)
Total Futures Contracts					$—	$(1,648,763)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$851,711,352	$—	$—	$851,711,352
Exchange-Traded Funds	2,968,202	—	—	2,968,202
Repurchase Agreement	—	3,642,859	—	3,642,859
Total	$854,679,554	$3,642,859	$—	$858,322,413
Investment Companies Measured at Net Asset Value (C)				4,260
Total Investments				$858,326,673
Other Financial Instruments
Futures Contracts (H)	$(1,648,763)	$—	$—	$(1,648,763)
Total Other Financial Instruments	$(1,648,763)	$—	$—	$(1,648,763)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,260	0.0%(A)

(E)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund's transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$93,597,363	$4,489,453	$(4,500,000)	$(115,363)	$3,207,646	$96,679,099	12,363,056	$2,189,453	$—
Transamerica Capital Growth	3,393,099	9,000,000	(1,000,000)	(191,891)	1,335,838	12,537,046	1,647,444	—	—
Transamerica Core Bond	196,045,587	30,531,434	(6,000,000)	(165,399)	5,046,013	225,457,635	27,065,742	4,743,644	—
Transamerica Emerging Markets Debt	20,879,231	8,936,537	(1,258,432)	(18,732)	1,454,404	29,993,008	3,310,487	636,537	—
Transamerica Emerging Markets Opportunities	16,654,294	497,910	(4,500,000)	(587,905)	1,821,287	13,885,586	1,819,867	497,910	—
Transamerica Energy Infrastructure	8,631,140	474,807	(792,178)	(10,912)	969,514	9,272,371	1,298,652	474,807	—
Transamerica Floating Rate	—	8,662,134	—	—	12,673	8,674,807	958,542	162,134	—
Transamerica Global Allocation Liquidating Trust	4,509	—	—	—	(249)	4,260	3,627	—	—
Transamerica High Yield Bond	261,993	8,575,543	—	—	(121,687)	8,715,849	1,096,333	175,543	—
Transamerica Inflation Opportunities	36,207,801	820,265	(9,565,009)	(1,529,773)	2,912,091	28,845,375	3,042,761	320,265	—
Transamerica International Equity	63,623,098	2,239,645	(25,050,000)	3,470,893	3,283,481	47,567,117	2,343,208	2,239,645	—
Transamerica International Focus	13,716,450	9,195,521	(500,000)	27,776	1,310,606	23,750,353	2,899,921	504,005	691,516
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica International Small Cap Value	$8,066,537	$278,994	$(5,000,000)	$1,203,598	$(100,013)	$4,449,116	304,109	$278,994	$—
Transamerica International Stock	23,793,074	22,391,288	(3,200,000)	526,172	4,861,918	48,372,452	4,116,804	841,288	—
Transamerica Large Cap Value	89,334,339	25,312,284	(11,200,000)	1,095,630	13,287,585	117,829,838	8,575,680	677,567	6,934,717
Transamerica Long Credit	—	27,110,799	—	(4)	(1,415,872)	25,694,923	2,795,966	309,799	—
Transamerica Mid Cap Growth	10,679,450	—	(7,000,000)	(77,406)	2,483,153	6,085,197	654,322	—	—
Transamerica Mid Cap Value Opportunities	8,288,125	442,250	(3,300,000)	29,371	637,345	6,097,091	550,776	94,294	347,956
Transamerica Short-Term Bond	44,300,108	402,998	(45,624,116)	1,309,128	(379,370)	8,748	906	402,998	—
Transamerica Small Cap Growth	4,532,770	228,103	(1,000,000)	(311,196)	885,349	4,335,026	660,827	—	228,103
Transamerica Small Cap Value	3,873,659	136,512	—	—	540,913	4,551,084	836,596	136,512	—
Transamerica Sustainable Equity Income	27,673,733	265,080	(19,000,000)	1,650,091	2,598,686	13,187,590	1,701,624	265,080	—
Transamerica US Growth	131,070,383	4,840,146	(46,600,000)	1,176,937	25,234,575	115,722,041	3,946,864	—	4,840,146
Total	$804,626,743	$164,831,703	$(195,089,735)	$7,481,015	$69,865,886	$851,715,612	81,994,114	$14,950,475	$13,042,438

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $771,041,445)	$851,715,612
Unaffiliated investments, at value (cost $2,964,475)	2,968,202
Repurchase agreement, at value (cost $3,642,859)	3,642,859
Cash collateral pledged at broker for:
Futures contracts	2,128,748
Receivables and other assets:
Shares of beneficial interest sold	45,433
Dividends from affiliated investments	1,579,544
Interest	253
Prepaid expenses	24,717
Total assets	862,105,368
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	1,579,544
Shares of beneficial interest redeemed	464,863
Due to custodian	188,550
Investment management fees	79,629
Distribution and service fees	217,903
Transfer agent fees	69,805
Trustee and CCO fees	2,774
Audit and tax fees	17,141
Custody fees	4,850
Legal fees	3,664
Printing and shareholder reports fees	10,343
Other accrued expenses	12,995
Variation margin payable on futures contracts	413,999
Total liabilities	3,066,060
Net assets	$859,039,308
Net assets consist of:
Paid-in capital	$765,815,201
Total distributable earnings (accumulated losses)	93,224,107
Net assets	$859,039,308
Net assets by class:
Class A	$790,906,181
Class C	37,193,576
Class I	28,153,854
Class R	1,811,162
Class R3	974,535
Shares outstanding (unlimited shares, no par value):
Class A	70,834,779
Class C	3,268,409
Class I	2,518,295
Class R	162,712
Class R3	87,225
Net asset value per share: (A)
Class A	$11.17
Class C	11.38
Class I	11.18
Class R	11.13
Class R3	11.17
Maximum offering price per share: (B)
Class A	$11.82

(A)
Net asset value per share for Class C, I, R and R3 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$14,950,475
Dividend income from unaffiliated investments	30,028
Interest income from unaffiliated investments	123,692
Total investment income	15,104,195
Expenses:
Investment management fees	451,820
Distribution and service fees:
Class A	996,710
Class C	204,998
Class R	4,526
Class R3	896
Transfer agent fees:
Class A	323,379
Class C	31,046
Class I	14,601
Class R	753
Class R3	565
Trustee and CCO fees	17,162
Audit and tax fees	18,678
Custody fees	6,228
Legal fees	27,011
Printing and shareholder reports fees	26,055
Registration fees	43,866
Other	22,047
Total expenses before waiver and/or reimbursement and recapture	2,190,341
Expenses waived and/or reimbursed:
Class I	(13,296)
Class R3	(715)
Net expenses	2,176,330
Net investment income (loss)	12,927,865
Net realized gain (loss) on:
Affiliated investments	7,481,015
Unaffiliated investments	137,398
Capital gain distributions received from affiliated investment companies	13,042,438
Futures contracts	1,825,819
Net realized gain (loss)	22,486,670
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	69,865,886
Unaffiliated investments	(160,563)
Futures contracts	330,688
Net change in unrealized appreciation (depreciation)	70,036,011
Net realized and change in unrealized gain (loss)	92,522,681
Net increase (decrease) in net assets resulting from operations	$105,450,546
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$12,927,865	$15,494,644
Net realized gain (loss)	22,486,670	10,127,344
Net change in unrealized appreciation (depreciation)	70,036,011	12,176,970
Net increase (decrease) in net assets resulting from operations	105,450,546	37,798,958
Dividends and/or distributions to shareholders:
Class A	(28,599,435)	(12,576,802)
Class C	(1,069,570)	(277,930)
Class I	(1,052,647)	(561,416)
Class R	(58,032)	(33,394)
Class R3	(24,428)	(1,498)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(30,804,112)	(13,451,040)
Capital share transactions:
Proceeds from shares sold:
Class A	8,797,797	15,541,322
Class C	1,588,938	3,157,014
Class I	2,614,384	6,114,305
Class R	79,217	265,245
Class R3	751,310	615,479
	13,831,646	25,693,365
Dividends and/or distributions reinvested:
Class A	27,262,657	11,987,533
Class C	1,067,785	277,280
Class I	998,679	542,566
Class R	56,305	32,760
Class R3	24,428	1,498
	29,409,854	12,841,637
Cost of shares redeemed:
Class A	(65,306,575)	(138,066,784)
Class C	(4,031,251)	(10,466,461)
Class I	(4,390,177)	(14,443,612)
Class R	(246,158)	(1,115,547)
Class R3	(319,724)	(191,484)
	(74,293,885)	(164,283,888)
Automatic conversions:
Class A	6,925,156	13,390,780
Class C	(6,925,156)	(13,390,780)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(31,052,385)	(125,748,886)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	2,024 (A)	—
Class C	834 (A)	—
Class R	1,410 (A)	—
	4,268	—
Net increase (decrease) in net assets	43,598,317	(101,400,968)
Net assets:
Beginning of period/year	815,440,991	916,841,959
End of period/year	$859,039,308	$815,440,991
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	792,370	1,476,640
Class C	139,806	296,539
Class I	234,356	578,500
Class R	7,139	25,331
Class R3	66,289	58,062
	1,239,960	2,435,072
Shares reinvested:
Class A	2,476,172	1,181,039
Class C	94,914	26,816
Class I	90,707	53,508
Class R	5,128	3,240
Class R3	2,217	147
	2,669,138	1,264,750
Shares redeemed:
Class A	(5,882,243)	(13,111,266)
Class C	(357,681)	(981,273)
Class I	(397,314)	(1,375,563)
Class R	(22,410)	(106,743)
Class R3	(28,573)	(17,991)
	(6,688,221)	(15,592,836)
Automatic conversions:
Class A	623,568	1,264,779
Class C	(612,662)	(1,246,352)
	10,906	18,427
Net increase (decrease) in shares outstanding:
Class A	(1,990,133)	(9,188,808)
Class C	(735,623)	(1,904,270)
Class I	(72,251)	(743,555)
Class R	(10,143)	(78,172)
Class R3	39,933	40,218
	(2,768,217)	(11,874,587)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.23	$10.01	$13.31	$11.48	$11.46	$11.64
Investment operations:
Net investment income (loss) (A)	0.17	0.18	0.32	0.22	0.19	0.18
Net realized and unrealized gain (loss)	1.17	0.20	(2.62)	2.11	0.47	0.69
Total investment operations	1.34	0.38	(2.30)	2.33	0.66	0.87
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.16)	(0.32)	(0.20)	(0.25)	(0.23)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)	(0.82)
Total dividends and/or distributions to shareholders	(0.40)	(0.16)	(1.00)	(0.50)	(0.64)	(1.05)
Net asset value, end of period/year	$11.17	$10.23	$10.01	$13.31	$11.48	$11.46
Total return (E)	13.17%(C)(F)	3.78%	(18.65)%(D)	20.68%	5.93%	8.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$790,905	$745,159	$821,113	$1,171,334	$1,004,834	$1,066,485
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.47%(H)	0.48%	0.47%	0.44%	0.49%	0.49%
Including waiver and/or reimbursement and recapture	0.47%(H)	0.48%(I)	0.47%(I)	0.44%	0.49%	0.49%
Net investment income (loss) to average net assets	3.00%(H)	1.75%	2.86%	1.76%	1.72%	1.64%
Portfolio turnover rate	16%(F)	18%	43%	8%	24%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.36	$10.11	$13.38	$11.52	$11.47	$11.55
Investment operations:
Net investment income (loss) (A)	0.12	0.10	0.25	0.17	0.12	0.10
Net realized and unrealized gain (loss)	1.19	0.20	(2.66)	2.07	0.45	0.70
Total investment operations	1.31	0.30	(2.41)	2.24	0.57	0.80
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.05)	(0.18)	(0.08)	(0.13)	(0.06)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)	(0.82)
Total dividends and/or distributions to shareholders	(0.29)	(0.05)	(0.86)	(0.38)	(0.52)	(0.88)
Net asset value, end of period/year	$11.38	$10.36	$10.11	$13.38	$11.52	$11.47
Total return (E)	12.65%(C)(F)	2.97%	(19.23)%(D)	19.75%	5.06%	7.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$37,194	$41,482	$59,744	$104,930	$176,866	$266,489
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.29%(H)	1.28%	1.26%	1.23%	1.27%	1.26%
Including waiver and/or reimbursement and recapture	1.29%(H)	1.28%(I)	1.25%	1.23%	1.27%	1.26%
Net investment income (loss) to average net assets	2.21%(H)	0.95%	2.20%	1.30%	1.07%	0.93%
Portfolio turnover rate	16%(F)	18%	43%	8%	24%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.25	$10.02	$13.32	$11.48	$11.46	$11.63
Investment operations:
Net investment income (loss) (A)	0.18	0.22	0.35	0.27	0.22	0.20
Net realized and unrealized gain (loss)	1.18	0.19	(2.61)	2.10	0.47	0.70
Total investment operations	1.36	0.41	(2.26)	2.37	0.69	0.90
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.18)	(0.38)	(0.23)	(0.28)	(0.25)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)	(0.82)
Total dividends and/or distributions to shareholders	(0.43)	(0.18)	(1.06)	(0.53)	(0.67)	(1.07)
Net asset value, end of period/year	$11.18	$10.25	$10.02	$13.32	$11.48	$11.46
Total return	13.30%(C)	4.12%	(18.24)%(B)	21.03%	6.19%	8.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,154	$26,556	$33,414	$47,079	$42,338	$49,587
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.25%(E)	0.25%	0.24%	0.22%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.15%(E)(F)	0.15%(F)	0.15%(F)(G)	0.13%(G)	0.25%(G)	0.26%
Net investment income (loss) to average net assets	3.31%(E)	2.08%	3.15%	2.09%	2.00%	1.84%
Portfolio turnover rate	16%(C)	18%	43%	8%	24%	4%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.15%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.17	$9.96	$13.24	$11.42	$11.39	$11.57
Investment operations:
Net investment income (loss) (A)	0.15	0.17	0.28	0.17	0.16	0.17
Net realized and unrealized gain (loss)	1.17	0.17	(2.59)	2.11	0.47	0.66
Total investment operations	1.32	0.34	(2.31)	2.28	0.63	0.83
Contributions from affiliate	0.01 (B)	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.13)	(0.29)	(0.16)	(0.21)	(0.19)
Net realized gains	(0.15)	—	(0.68)	(0.30)	(0.39)	(0.82)
Total dividends and/or distributions to shareholders	(0.37)	(0.13)	(0.97)	(0.46)	(0.60)	(1.01)
Net asset value, end of period/year	$11.13	$10.17	$9.96	$13.24	$11.42	$11.39
Total return	13.08%(B)(E)	3.47%	(18.78)%(D)	20.34%	5.72%	8.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,811	$1,759	$2,500	$2,991	$3,031	$3,058
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.72%(G)	0.72%	0.71%	0.70%	0.73%	0.74%
Including waiver and/or reimbursement and recapture	0.72%(G)	0.72%	0.71%(H)	0.70%	0.73%	0.74%
Net investment income (loss) to average net assets	2.70%(G)	1.58%	2.53%	1.36%	1.46%	1.54%
Portfolio turnover rate	16%(E)	18%	43%	8%	24%	4%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$10.26	$10.02	$11.45
Investment operations:
Net investment income (loss) (B)	0.17	0.19	0.09
Net realized and unrealized gain (loss)	1.17	0.20	(1.52)
Total investment operations	1.34	0.39	(1.43)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.15)	—
Net realized gains	(0.15)	—	—
Total dividends and/or distributions to shareholders	(0.43)	—	—
Net asset value, end of period/year	$11.17	$10.26	$10.02
Total return	13.09%(C)	3.95%	(12.49)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$975	$485	$71
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.55%(E)
Including waiver and/or reimbursement and recapture	0.35%(E)	0.35%	0.35%(E)
Net investment income (loss) to average net assets	2.99%(E)	1.80%	1.33%(E)
Portfolio turnover rate	16%(C)	18%	43%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R3.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust and also invests in index-based exchange-traded Funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(711,481)	$—	$(937,282)	$—	$—	$(1,648,763)
Total	$(711,481)	$—	$(937,282)	$—	$—	$(1,648,763)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$27,415	$—	$1,798,404	$—	$—	$1,825,819
Total	$27,415	$—	$1,798,404	$—	$—	$1,825,819
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$1,001,826	$—	$(671,138)	$—	$—	$330,688
Total	$1,001,826	$—	$(671,138)	$—	$—	$330,688
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$58,416,871
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,288,559	0.15%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.52%	March 1, 2025
Class C	1.31	March 1, 2025
Class I	0.29	March 1, 2025
Class R	0.76	March 1, 2025
Class R3	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R3 (B)	$—	$16	$504	$715	$1,235

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Class R3 commenced operations on March 1, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R3	0.25
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$100,263	$3,845
Class C	—	1,467
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025. These amounts are not subject to recapture by TAM.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$362,069	$66,889
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$139,475,319	$196,408,818
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$777,648,779	$114,484,000	$(35,454,869)	$79,029,131
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA MOD PORT 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation Intermediate Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation Intermediate Horizon

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$1,121.40	$3.16	$1,021.90	$3.02	0.60%
Class R4	1,000.00	1,122.70	1.85	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.6%
U.S. Equity Funds	40.2
International Equity Fund	13.1
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 13.1%
Transamerica International Equity (A)	1,462,812	$ 29,914,510
Money Market Fund - 0.2%
Transamerica Government Money Market, 5.02% (A)(B)	455,825	455,825
U.S. Equity Funds - 40.2%
Transamerica Large Growth (A)(C)	2,599,071	31,318,809
Transamerica Large Value Opportunities (A)	3,198,303	32,782,603
Transamerica Mid Cap Growth (A)(C)	791,525	7,345,353
Transamerica Mid Cap Value Opportunities (A)	618,959	6,901,387
Transamerica Small Cap Growth (A)	1,060,810	6,958,914
Transamerica Small Cap Value (A)	1,216,646	6,655,054
		91,962,120
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 46.6%
Transamerica Core Bond (A)	6,011,592	$ 50,136,681
Transamerica High Yield Bond (A)	1,734,441	13,771,459
Transamerica Inflation Opportunities (A)	2,627,258	24,906,404
Transamerica Short-Term Bond (A)	1,850,696	17,877,725
		106,692,269
Total Investment Companies (Cost $235,568,411)		229,024,724
Total Investments (Cost $235,568,411)		229,024,724
Net Other Assets (Liabilities) - (0.1)%		(125,745)
Net Assets - 100.0%		$ 228,898,979
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$229,024,724	$—	$—	$229,024,724
Total Investments	$229,024,724	$—	$—	$229,024,724
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $235,568,411)	$229,024,724
Receivables and other assets:
Affiliated investments sold	10,077
Dividends from affiliated investments	360,994
Total assets	229,395,795
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	361,592
Shares of beneficial interest redeemed	9,479
Investment management fees	21,077
Distribution and service fees	104,642
Transfer agent fees	26
Total liabilities	496,816
Net assets	$228,898,979
Net assets consist of:
Paid-in capital	$245,965,210
Total distributable earnings (accumulated losses)	(17,066,231)
Net assets	$228,898,979
Net assets by class:
Class R	$225,072,962
Class R4	3,826,017
Shares outstanding (unlimited shares, no par value):
Class R	24,717,473
Class R4	420,119
Net asset value per share: (A)
Class R	$9.11
Class R4	9.11

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$3,675,816
Interest income from unaffiliated investments	31
Total investment income	3,675,847
Expenses:
Investment management fees	139,714
Distribution and service fees:
Class R	570,791
Class R4	5,675
Transfer agent fees:
Class R4	170
Total expenses before waiver and/or reimbursement and recapture	716,350
Expenses waived and/or reimbursed:
Class R	(22,834)
Class R4	(622)
Net expenses	692,894
Net investment income (loss)	2,982,953
Net realized gain (loss) on:
Affiliated investments	289,959
Capital gain distributions received from affiliated investment companies	573,484
Net realized gain (loss)	863,443
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	22,348,582
Net realized and change in unrealized gain (loss)	23,212,025
Net increase (decrease) in net assets resulting from operations	$26,194,978
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,982,953	$4,772,718
Net realized gain (loss)	863,443	(1,697,419)
Net change in unrealized appreciation (depreciation)	22,348,582	3,238,777
Net increase (decrease) in net assets resulting from operations	26,194,978	6,314,076
Dividends and/or distributions to shareholders:
Class R	(3,038,648)	(22,005,845)
Class R4	(64,489)	(537,752)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,103,137)	(22,543,597)
Capital share transactions:
Proceeds from shares sold:
Class R	117,177	211,232
Class R4	96,309	204,789
	213,486	416,021
Dividends and/or distributions reinvested:
Class R	3,038,648	22,005,845
Class R4	64,489	537,752
	3,103,137	22,543,597
Cost of shares redeemed:
Class R	(15,225,066)	(25,545,152)
Class R4	(1,261,318)	(1,732,454)
	(16,486,384)	(27,277,606)
Net increase (decrease) in net assets resulting from capital share transactions	(13,169,761)	(4,317,988)
Net increase (decrease) in net assets	9,922,080	(20,547,509)
Net assets:
Beginning of period/year	218,976,899	239,524,408
End of period/year	$228,898,979	$218,976,899
Capital share transactions - shares:
Shares issued:
Class R	12,423	24,588
Class R4	10,595	23,642
	23,018	48,230
Shares reinvested:
Class R	330,077	2,646,255
Class R4	7,015	64,694
	337,092	2,710,949
Shares redeemed:
Class R	(1,689,077)	(2,954,719)
Class R4	(136,410)	(198,709)
	(1,825,487)	(3,153,428)
Net increase (decrease) in shares outstanding:
Class R	(1,346,577)	(283,876)
Class R4	(118,800)	(110,373)
	(1,465,377)	(394,249)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.23	$8.87	$11.97	$10.66	$10.57	$10.22
Investment operations:
Net investment income (loss) (A)	0.12	0.17	0.53	0.28	0.16	0.24
Net realized and unrealized gain (loss)	0.88	0.03	(2.54)	1.98	0.58	0.69
Total investment operations	1.00	0.20	(2.01)	2.26	0.74	0.93
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.17)	(0.54)	(0.28)	(0.16)	(0.24)
Net realized gains	—	(0.67)	(0.55)	(0.67)	(0.49)	(0.34)
Total dividends and/or distributions to shareholders	(0.12)	(0.84)	(1.09)	(0.95)	(0.65)	(0.58)
Net asset value, end of period/year	$9.11	$8.23	$8.87	$11.97	$10.66	$10.57
Total return	12.14%(B)	2.31%	(18.29)%	22.01%	7.33%	9.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$225,073	$214,541	$233,763	$327,930	$300,319	$332,117
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.56%(D)	1.99%	5.34%	2.38%	1.53%	2.35%
Portfolio turnover rate	11%(B)	25%	33%	32%	48%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.23	$8.87	$11.97	$10.66	$10.57	$10.22
Investment operations:
Net investment income (loss) (A)	0.13	0.19	0.56	0.30	0.18	0.26
Net realized and unrealized gain (loss)	0.88	0.03	(2.55)	1.99	0.59	0.69
Total investment operations	1.01	0.22	(1.99)	2.29	0.77	0.95
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.19)	(0.56)	(0.31)	(0.19)	(0.26)
Net realized gains	—	(0.67)	(0.55)	(0.67)	(0.49)	(0.34)
Total dividends and/or distributions to shareholders	(0.13)	(0.86)	(1.11)	(0.98)	(0.68)	(0.60)
Net asset value, end of period/year	$9.11	$8.23	$8.87	$11.97	$10.66	$10.57
Total return	12.27% (B)	2.58%	(18.09)%	22.33%	7.61%	10.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,826	$4,436	$5,761	$10,351	$8,807	$9,321
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.84%(D)	2.24%	5.59%	2.58%	1.75%	2.60%
Portfolio turnover rate	11%(B)	25%	33%	32%	48%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Intermediate Horizon (the "Fund") is a series of the Transamerica Funds. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$228,898,979	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R	$33,176	$55,199	$46,745	$22,834	$157,954
Class R4	1,461	2,422	1,499	622	6,004

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$170	$26
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Intermediate Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$25,005,663	$41,962,762
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$235,568,411	$10,234,818	$(16,778,505)	$(6,543,687)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA INTER HRZN 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation Long Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation Long Horizon

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$1,174.60	$3.24	$1,021.90	$3.02	0.60%
Class R4	1,000.00	1,175.30	1.89	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.9%
International Equity Fund	23.6
U.S. Fixed Income Funds	9.4
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.6%
Transamerica International Equity (A)	1,714,692	$ 35,065,440
Money Market Fund - 0.2%
Transamerica Government Money Market, 5.02% (A)(B)	294,072	294,072
U.S. Equity Funds - 66.9%
Transamerica Large Growth (A)(C)	2,701,580	32,554,045
Transamerica Large Value Opportunities (A)	3,216,504	32,969,166
Transamerica Mid Cap Growth (A)(C)	982,090	9,113,794
Transamerica Mid Cap Value Opportunities (A)	757,805	8,449,530
Transamerica Small Cap Growth (A)	1,275,964	8,370,323
Transamerica Small Cap Value (A)	1,454,431	7,955,735
		99,412,593
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.4%
Transamerica Core Bond (A)	671,637	$ 5,601,451
Transamerica High Yield Bond (A)	368,747	2,927,853
Transamerica Inflation Opportunities (A)	489,083	4,636,508
Transamerica Short-Term Bond (A)	76,666	740,594
		13,906,406
Total Investment Companies (Cost $144,981,302)		148,678,511
Total Investments (Cost $144,981,302)		148,678,511
Net Other Assets (Liabilities) - (0.1)%		(81,716)
Net Assets - 100.0%		$ 148,596,795
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$148,678,511	$—	$—	$148,678,511
Total Investments	$148,678,511	$—	$—	$148,678,511
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $144,981,302)	$148,678,511
Receivables and other assets:
Affiliated investments sold	14,699
Shares of beneficial interest sold	844
Dividends from affiliated investments	44,679
Total assets	148,738,733
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	52,914
Shares of beneficial interest redeemed	7,307
Investment management fees	13,746
Distribution and service fees	67,944
Transfer agent fees	27
Total liabilities	141,938
Net assets	$148,596,795
Net assets consist of:
Paid-in capital	$150,188,823
Total distributable earnings (accumulated losses)	(1,592,028)
Net assets	$148,596,795
Net assets by class:
Class R	$144,586,248
Class R4	4,010,547
Shares outstanding (unlimited shares, no par value):
Class R	16,323,933
Class R4	451,831
Net asset value per share: (A)
Class R	$8.86
Class R4	8.88

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$2,075,574
Total investment income	2,075,574
Expenses:
Investment management fees	89,595
Distribution and service fees:
Class R	362,013
Class R4	5,650
Transfer agent fees:
Class R4	170
Total expenses before waiver and/or reimbursement and recapture	457,428
Expenses waived and/or reimbursed:
Class R	(14,487)
Class R4	(617)
Recapture of previously waived and/or reimbursed fees:
Class R4	2
Net expenses	442,326
Net investment income (loss)	1,633,248
Net realized gain (loss) on:
Affiliated investments	(169,176)
Capital gain distributions received from affiliated investment companies	706,456
Net realized gain (loss)	537,280
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	21,163,698
Net realized and change in unrealized gain (loss)	21,700,978
Net increase (decrease) in net assets resulting from operations	$23,334,226
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$1,633,248	$1,128,284
Net realized gain (loss)	537,280	2,006,229
Net change in unrealized appreciation (depreciation)	21,163,698	2,164,913
Net increase (decrease) in net assets resulting from operations	23,334,226	5,299,426
Dividends and/or distributions to shareholders:
Class R	(3,768,451)	(18,153,341)
Class R4	(104,849)	(730,453)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,873,300)	(18,883,794)
Capital share transactions:
Proceeds from shares sold:
Class R	523,809	819,919
Class R4	43,314	127,464
	567,123	947,383
Dividends and/or distributions reinvested:
Class R	3,768,451	18,153,341
Class R4	104,849	730,453
	3,873,300	18,883,794
Cost of shares redeemed:
Class R	(8,704,018)	(14,706,820)
Class R4	(2,451,025)	(258,370)
	(11,155,043)	(14,965,190)
Net increase (decrease) in net assets resulting from capital share transactions	(6,714,620)	4,865,987
Net increase (decrease) in net assets	12,746,306	(8,718,381)
Net assets:
Beginning of period/year	135,850,489	144,568,870
End of period/year	$148,596,795	$135,850,489
Capital share transactions - shares:
Shares issued:
Class R	60,777	98,419
Class R4	4,945	15,460
	65,722	113,879
Shares reinvested:
Class R	429,352	2,376,102
Class R4	11,905	95,393
	441,257	2,471,495
Shares redeemed:
Class R	(1,002,011)	(1,809,679)
Class R4	(277,606)	(30,797)
	(1,279,617)	(1,840,476)
Net increase (decrease) in shares outstanding:
Class R	(511,882)	664,842
Class R4	(260,756)	80,056
	(772,638)	744,898
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.74	$8.60	$12.49	$10.12	$10.50	$10.64
Investment operations:
Net investment income (loss) (A)	0.09	0.06	0.72	0.23	0.12	0.22
Net realized and unrealized gain (loss)	1.26	0.21	(3.17)	3.37	0.67	0.68
Total investment operations	1.35	0.27	(2.45)	3.60	0.79	0.90
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.06)	(0.76)	(0.25)	(0.13)	(0.23)
Net realized gains	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)	(0.81)
Total dividends and/or distributions to shareholders	(0.23)	(1.13)	(1.44)	(1.23)	(1.17)	(1.04)
Net asset value, end of period/year	$8.86	$7.74	$8.60	$12.49	$10.12	$10.50
Total return	17.46%(B)	3.38%	(22.09)%	37.55%	7.72%	10.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$144,586	$130,323	$139,118	$201,847	$164,147	$177,392
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	2.16%(D)	0.75%	7.31%	2.00%	1.19%	2.16%
Portfolio turnover rate	9%(B)	19%	30%	23%	52%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.76	$8.62	$12.51	$10.13	$10.51	$10.64
Investment operations:
Net investment income (loss) (A)	0.13	0.08	0.71	0.26	0.14	0.25
Net realized and unrealized gain (loss)	1.23	0.22	(3.14)	3.38	0.67	0.67
Total investment operations	1.36	0.30	(2.43)	3.64	0.81	0.92
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.09)	(0.78)	(0.28)	(0.15)	(0.24)
Net realized gains	(0.13)	(1.07)	(0.68)	(0.98)	(1.04)	(0.81)
Total dividends and/or distributions to shareholders	(0.24)	(1.16)	(1.46)	(1.26)	(1.19)	(1.05)
Net asset value, end of period/year	$8.88	$7.76	$8.62	$12.51	$10.13	$10.51
Total return	17.53% (B)	3.65%	(21.84)%	37.96%	7.98%	10.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,011	$5,527	$5,451	$6,911	$5,134	$8,695
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	2.98%(D)	0.98%	7.21%	2.21%	1.44%	2.47%
Portfolio turnover rate	9%(B)	19%	30%	23%	52%	40%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Long Horizon (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects ofFund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$148,596,795	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R	$20,363	$32,985	$28,738	$14,487	$96,573
Class R4	936	1,661	1,605	617	4,819

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$170	$27
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$13,977,116	$24,998,971
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Long Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$144,981,302	$9,255,026	$(5,557,817)	$3,697,209
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA LONG HRZN 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Asset Allocation Short Horizon
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Asset Allocation Short Horizon

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R	$1,000.00	$1,060.40	$3.07	$1,021.90	$3.02	0.60%
Class R4	1,000.00	1,061.50	1.79	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.1%
U.S. Equity Funds	8.6
International Equity Fund	2.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.2%
Transamerica International Equity (A)	79,829	$ 1,632,503
Money Market Fund - 0.2%
Transamerica Government Money Market, 5.02% (A)(B)	147,102	147,102
U.S. Equity Funds - 8.6%
Transamerica Large Growth (A)	196,835	2,371,866
Transamerica Large Value Opportunities (A)	235,307	2,411,893
Transamerica Small Cap Growth (A)	115,042	754,678
Transamerica Small Cap Value (A)	136,161	744,802
		6,283,239
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 89.1%
Transamerica Core Bond (A)	3,827,752	$ 31,923,449
Transamerica High Yield Bond (A)	1,010,268	8,021,524
Transamerica Inflation Opportunities (A)	1,331,831	12,625,762
Transamerica Short-Term Bond (A)	1,337,554	12,920,776
		65,491,511
Total Investment Companies (Cost $80,397,629)		73,554,355
Total Investments (Cost $80,397,629)		73,554,355
Net Other Assets (Liabilities) - (0.1)%		(40,618)
Net Assets - 100.0%		$ 73,513,737
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$73,554,355	$—	$—	$73,554,355
Total Investments	$73,554,355	$—	$—	$73,554,355
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in the Class I3 shares of funds within Transamerica Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $80,397,629)	$73,554,355
Receivables and other assets:
Affiliated investments sold	570,484
Dividends from affiliated investments	232,342
Other assets	1
Total assets	74,357,182
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	516,845
Shares of beneficial interest redeemed	285,981
Investment management fees	6,779
Distribution and service fees	33,838
Transfer agent fees	2
Total liabilities	843,445
Net assets	$73,513,737
Net assets consist of:
Paid-in capital	$85,538,539
Total distributable earnings (accumulated losses)	(12,024,802)
Net assets	$73,513,737
Net assets by class:
Class R	$73,225,785
Class R4	287,952
Shares outstanding (unlimited shares, no par value):
Class R	8,326,427
Class R4	32,744
Net asset value per share: (A)
Class R	$8.79
Class R4	8.79

(A)	Net asset value per share for Class R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$1,448,247
Interest income from unaffiliated investments	15
Total investment income	1,448,262
Expenses:
Investment management fees	45,748
Distribution and service fees:
Class R	189,703
Class R4	458
Transfer agent fees:
Class R4	14
Total expenses before waiver and/or reimbursement and recapture	235,923
Expenses waived and/or reimbursed:
Class R	(7,589)
Class R4	(50)
Net expenses	228,284
Net investment income (loss)	1,219,978
Net realized gain (loss) on:
Affiliated investments	(562,065)
Capital gain distributions received from affiliated investment companies	36,619
Net realized gain (loss)	(525,446)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,862,631
Net realized and change in unrealized gain (loss)	3,337,185
Net increase (decrease) in net assets resulting from operations	$4,557,163
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$1,219,978	$2,653,873
Net realized gain (loss)	(525,446)	(2,934,369)
Net change in unrealized appreciation (depreciation)	3,862,631	1,605,871
Net increase (decrease) in net assets resulting from operations	4,557,163	1,325,375
Dividends and/or distributions to shareholders:
Class R	(1,294,406)	(3,749,183)
Class R4	(6,330)	(21,168)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,300,736)	(3,770,351)
Capital share transactions:
Proceeds from shares sold:
Class R	215,650	403,602
Class R4	550	927
	216,200	404,529
Dividends and/or distributions reinvested:
Class R	1,294,406	3,749,183
Class R4	6,330	21,168
	1,300,736	3,770,351
Cost of shares redeemed:
Class R	(5,941,091)	(9,654,536)
Class R4	(118,215)	(79,500)
	(6,059,306)	(9,734,036)
Net increase (decrease) in net assets resulting from capital share transactions	(4,542,370)	(5,559,156)
Net increase (decrease) in net assets	(1,285,943)	(8,004,132)
Net assets:
Beginning of period/year	74,799,680	82,803,812
End of period/year	$73,513,737	$74,799,680
Capital share transactions - shares:
Shares issued:
Class R	23,847	46,617
Class R4	62	104
	23,909	46,721
Shares reinvested:
Class R	144,106	431,675
Class R4	705	2,438
	144,811	434,113
Shares redeemed:
Class R	(670,743)	(1,095,722)
Class R4	(13,193)	(9,006)
	(683,936)	(1,104,728)
Net increase (decrease) in shares outstanding:
Class R	(502,790)	(617,430)
Class R4	(12,426)	(6,464)
	(515,216)	(623,894)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.43	$8.72	$10.75	$10.54	$10.29	$9.76
Investment operations:
Net investment income (loss) (A)	0.14	0.29	0.33	0.28	0.20	0.25
Net realized and unrealized gain (loss)	0.37	(0.17)	(1.76)	0.35	0.30	0.57
Total investment operations	0.51	0.12	(1.43)	0.63	0.50	0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.28)	(0.32)	(0.28)	(0.20)	(0.26)
Net realized gains	—	(0.13)	(0.28)	(0.14)	(0.05)	(0.03)
Total dividends and/or distributions to shareholders	(0.15)	(0.41)	(0.60)	(0.42)	(0.25)	(0.29)
Net asset value, end of period/year	$8.79	$8.43	$8.72	$10.75	$10.54	$10.29
Total return	6.04%(B)	1.33%	(13.92)%	6.10%	5.02%	8.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,226	$74,419	$82,354	$114,974	$122,392	$131,052
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.62%	0.62%	0.62%	0.62%	0.62%
Including waiver and/or reimbursement and recapture	0.60%(D)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	3.20%(D)	3.29%	3.37%	2.63%	1.91%	2.53%
Portfolio turnover rate	10%(B)	33%	29%	22%	29%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.43	$8.72	$10.75	$10.54	$10.29	$9.76
Investment operations:
Net investment income (loss) (A)	0.15	0.31	0.35	0.31	0.24	0.28
Net realized and unrealized gain (loss)	0.37	(0.17)	(1.75)	0.35	0.29	0.57
Total investment operations	0.52	0.14	(1.40)	0.66	0.53	0.85
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.30)	(0.35)	(0.31)	(0.23)	(0.29)
Net realized gains	—	(0.13)	(0.28)	(0.14)	(0.05)	(0.03)
Total dividends and/or distributions to shareholders	(0.16)	(0.43)	(0.63)	(0.45)	(0.28)	(0.32)
Net asset value, end of period/year	$8.79	$8.43	$8.72	$10.75	$10.54	$10.29
Total return	6.15% (B)	1.59%	(13.69)%	6.37%	5.29%	8.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$288	$381	$450	$565	$552	$2,762
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.38%(D)	0.38%	0.38%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.35%(D)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss) to average net assets	3.46%(D)	3.55%	3.62%	2.86%	2.32%	2.75%
Portfolio turnover rate	10%(B)	33%	29%	22%	29%	26%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Asset Allocation Short Horizon (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers two classes of shares, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
The Fund, a “fund of funds,” invests in a combination of certain other series of the Trust.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for the day-to-day management of the Fund. TAM may, in the future, hire one or more sub-advisers to furnish day-to-day investment advice and recommendations with respect to the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying Funds in which the Fund invests. The Fund has material ownership interests in the Underlying Funds.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$73,513,737	100.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.12% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.60%	March 1, 2025
Class R4	0.35	March 1, 2025
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R	$11,853	$19,959	$16,050	$7,589	$55,451
Class R4	79	140	115	50	384

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$14	$2
Transamerica Funds
Semi-Annual Report 2024

Transamerica Asset Allocation Short Horizon

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$7,534,293	$13,604,756
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$80,397,629	$1,196,455	$(8,039,729)	$(6,843,274)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 AA SHORT HRZN 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Balanced II
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Balanced II

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I3	$1,000.00	$1,147.90	$3.15	$1,021.90	$2.97	0.59%
Class R	1,000.00	1,145.10	5.81	1,019.40	5.47	1.09

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	60.5%
Corporate Debt Securities	14.3
U.S. Government Agency Obligations	9.9
U.S. Government Obligations	9.3
Commercial Paper	6.9
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.3
Short-Term U.S. Government Obligations	1.5
Repurchase Agreement	0.9
Other Investment Company	0.5
Foreign Government Obligation	0.1
Preferred Stock	0.0 *
Net Other Assets (Liabilities) ^	(8.7)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	3,684	$ 245,907
Northrop Grumman Corp.	215	104,281
RTX Corp.	1,523	154,615
Textron, Inc.	2,975	251,655
TransDigm Group, Inc.	84	104,835
		861,293
Air Freight & Logistics - 0.6%
FedEx Corp.	876	229,319
United Parcel Service, Inc., Class B	3,049	449,667
		678,986
Automobile Components - 0.1%
Aptiv PLC (A)	1,345	95,495
Automobiles - 0.6%
Tesla, Inc. (A)	3,517	644,596
Banks - 2.2%
Bank of America Corp.	20,090	743,531
Citigroup, Inc.	1,975	121,127
Fifth Third Bancorp	7,621	277,861
Truist Financial Corp.	9,190	345,084
US Bancorp	7,863	319,474
Wells Fargo & Co.	8,931	529,787
		2,336,864
Beverages - 1.2%
Coca-Cola Co.	8,818	544,688
Monster Beverage Corp. (A)	3,264	174,461
PepsiCo, Inc.	3,384	595,279
		1,314,428
Biotechnology - 1.7%
AbbVie, Inc.	4,775	776,606
Biogen, Inc. (A)	545	117,077
BioMarin Pharmaceutical, Inc. (A)	351	28,347
Neurocrine Biosciences, Inc. (A)	463	63,681
Regeneron Pharmaceuticals, Inc. (A)	428	381,203
Sarepta Therapeutics, Inc. (A)	226	28,625
Vertex Pharmaceuticals, Inc. (A)	951	373,562
		1,769,101
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	15,951	2,791,425
Building Products - 1.0%
Carrier Global Corp.	4,614	283,715
Masco Corp.	2,338	160,036
Trane Technologies PLC	1,807	573,433
		1,017,184
Capital Markets - 1.5%
Ameriprise Financial, Inc.	199	81,946
Blackstone, Inc.	445	51,891
Charles Schwab Corp.	3,743	276,795
CME Group, Inc.	1,001	209,850
Goldman Sachs Group, Inc.	971	414,335
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	2,556	$ 329,111
State Street Corp.	2,939	213,048
		1,576,976
Chemicals - 1.2%
Dow, Inc.	5,734	326,265
Eastman Chemical Co.	1,740	164,326
Linde PLC	1,323	583,390
LyondellBasell Industries NV, Class A	1,690	168,949
PPG Industries, Inc.	616	79,464
		1,322,394
Commercial Services & Supplies - 0.1%
Cintas Corp.	135	88,876
Communications Equipment - 0.1%
Motorola Solutions, Inc.	346	117,346
Consumer Finance - 0.0% (B)
Capital One Financial Corp.	34	4,877
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	887	641,212
Dollar Tree, Inc. (A)	554	65,511
		706,723
Distributors - 0.0% (B)
LKQ Corp.	1,056	45,545
Electric Utilities - 1.3%
Constellation Energy Corp.	487	90,552
NextEra Energy, Inc.	6,537	437,783
NRG Energy, Inc.	185	13,444
PG&E Corp.	18,889	323,191
Southern Co.	6,804	500,094
		1,365,064
Electrical Equipment - 0.4%
AMETEK, Inc.	261	45,586
Eaton Corp. PLC	1,344	427,742
		473,328
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	1,494	49,870
Keysight Technologies, Inc. (A)	138	20,416
TE Connectivity Ltd.	469	66,354
		136,640
Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,675	87,258
Entertainment - 0.3%
Netflix, Inc. (A)	424	233,471
Warner Music Group Corp., Class A	2,619	86,427
		319,898
Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B (A)	2,267	899,387
Block, Inc. (A)	401	29,273
Corpay, Inc. (A)	832	251,381
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	939	$ 63,777
Fiserv, Inc. (A)	1,416	216,181
Mastercard, Inc., Class A	2,287	1,031,894
Visa, Inc., Class A	2,874	771,985
		3,263,878
Food Products - 0.5%
Mondelez International, Inc., Class A	7,950	571,923
Ground Transportation - 0.7%
CSX Corp.	6,400	212,608
Norfolk Southern Corp.	99	22,802
Uber Technologies, Inc. (A)	4,400	291,588
Union Pacific Corp.	722	171,229
		698,227
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,362	95,354
Becton Dickinson & Co.	426	99,940
Boston Scientific Corp. (A)	6,966	500,646
Dexcom, Inc. (A)	583	74,268
Intuitive Surgical, Inc. (A)	257	95,249
Medtronic PLC	3,994	320,479
Stryker Corp.	1,125	378,563
		1,564,499
Health Care Providers & Services - 1.6%
Centene Corp. (A)	2,622	191,563
CVS Health Corp.	1,126	76,242
Elevance Health, Inc.	567	299,705
HCA Healthcare, Inc.	203	62,894
Humana, Inc.	325	98,179
McKesson Corp.	199	106,905
UnitedHealth Group, Inc.	1,822	881,301
		1,716,789
Health Care REITs - 0.3%
Ventas, Inc.	4,366	193,326
Welltower, Inc.	1,368	130,343
		323,669
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	115	396,984
Chipotle Mexican Grill, Inc. (A)	115	363,354
Expedia Group, Inc. (A)	1,940	261,182
Marriott International, Inc., Class A	632	149,234
McDonald's Corp.	1,012	276,317
Royal Caribbean Cruises Ltd. (A)	1,602	223,687
Yum! Brands, Inc.	2,245	317,106
		1,987,864
Household Durables - 0.2%
Lennar Corp., Class A	612	92,791
Toll Brothers, Inc.	705	83,973
		176,764
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.4%
Church & Dwight Co., Inc.	776	$ 83,723
Procter & Gamble Co.	1,873	305,673
		389,396
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,134	604,016
Industrial REITs - 0.3%
Prologis, Inc.	3,485	355,644
Insurance - 1.3%
Aflac, Inc.	1,266	105,901
Chubb Ltd.	588	146,200
MetLife, Inc.	3,114	221,343
Principal Financial Group, Inc.	1,180	93,385
Progressive Corp.	2,110	439,408
Travelers Cos., Inc.	1,878	398,436
		1,404,673
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A (A)	9,118	1,484,228
Alphabet, Inc., Class C (A)	6,769	1,114,448
Meta Platforms, Inc., Class A	3,852	1,657,015
		4,255,691
IT Services - 0.6%
Accenture PLC, Class A	1,173	352,967
Cognizant Technology Solutions Corp., Class A	3,904	256,415
		609,382
Life Sciences Tools & Services - 0.8%
Danaher Corp.	1,678	413,829
Thermo Fisher Scientific, Inc.	767	436,208
		850,037
Machinery - 1.0%
Deere & Co.	1,327	519,401
Dover Corp.	616	110,449
Ingersoll Rand, Inc.	1,067	99,572
Otis Worldwide Corp.	3,771	343,915
		1,073,337
Media - 0.6%
Charter Communications, Inc., Class A (A)	470	120,292
Comcast Corp., Class A	12,742	485,598
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	2,271	54,640
		660,530
Metals & Mining - 0.1%
Nucor Corp.	552	93,029
Multi-Utilities - 0.2%
CMS Energy Corp.	2,818	170,799
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	962	155,142
ConocoPhillips	3,555	446,579
Diamondback Energy, Inc.	1,541	309,941
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	3,404	$ 449,771
Exxon Mobil Corp.	9,664	1,142,961
Pioneer Natural Resources Co.	359	96,686
		2,601,080
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,190	109,653
Personal Care Products - 0.1%
Kenvue, Inc.	7,579	142,637
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	8,601	377,928
Eli Lilly & Co.	1,085	847,493
Johnson & Johnson	2,717	392,851
Merck & Co., Inc.	3,321	429,140
		2,047,412
Professional Services - 0.2%
Leidos Holdings, Inc.	1,493	209,348
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	1,512	91,158
Sun Communities, Inc.	537	59,779
		150,937
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (A)	3,353	531,048
Analog Devices, Inc.	2,592	519,981
Broadcom, Inc.	396	514,907
Lam Research Corp.	272	243,280
Micron Technology, Inc.	2,948	333,006
NVIDIA Corp.	4,131	3,569,267
NXP Semiconductors NV	2,326	595,898
Qorvo, Inc. (A)	741	86,578
Texas Instruments, Inc.	3,414	602,298
		6,996,263
Software - 6.1%
Adobe, Inc. (A)	338	156,437
Cadence Design Systems, Inc. (A)	416	114,662
Intuit, Inc.	732	457,954
Microsoft Corp.	12,594	4,903,222
Salesforce, Inc.	1,477	397,224
ServiceNow, Inc. (A)	701	486,024
		6,515,523
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	1,626	225,656
SBA Communications Corp.	1,024	190,587
		416,243
Specialty Retail - 1.7%
AutoNation, Inc. (A)	92	14,826
AutoZone, Inc. (A)	168	496,675
Best Buy Co., Inc.	2,453	180,639
Burlington Stores, Inc. (A)	654	117,681
Lowe's Cos., Inc.	2,885	657,751
O'Reilly Automotive, Inc. (A)	118	119,565
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	806	$ 104,417
TJX Cos., Inc.	1,859	174,913
		1,866,467
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	22,757	3,876,200
Hewlett Packard Enterprise Co.	7,099	120,683
Seagate Technology Holdings PLC	3,396	291,750
Western Digital Corp. (A)	873	61,835
		4,350,468
Tobacco - 0.2%
Altria Group, Inc.	2,070	90,687
Philip Morris International, Inc.	1,735	164,721
		255,408
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	193	128,922
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,195	196,183
Total Common Stocks (Cost $37,331,647)		64,510,988

	Principal	Value
CORPORATE DEBT SECURITIES - 14.3%
Aerospace & Defense - 0.4%
Boeing Co.
3.50%, 03/01/2039	$ 91,000	63,991
6.53%, 05/01/2034 (C)(D)	62,000	62,382
6.86%, 05/01/2054 (C)	43,000	43,122
General Electric Co.
4.13%, 10/09/2042 (E)	48,000	39,093
4.50%, 03/11/2044	79,000	67,764
HEICO Corp.
5.35%, 08/01/2033	108,000	106,055
		382,407
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	54,000	45,577
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	151,000	152,691
		198,268
Automobiles - 0.4%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	65,000	61,843
Ford Motor Co.
4.35%, 12/08/2026 (E)	63,000	60,797
General Motors Co.
6.25%, 10/02/2043	15,000	14,613
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	68,771
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	91,000	93,456
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	$ 200,000	$ 174,669
		474,149
Banks - 2.6%
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (F), 01/23/2035	52,000	50,557
Fixed until 09/15/2028, 5.82% (F), 09/15/2029	288,000	289,586
Barclays PLC
Fixed until 11/02/2025, 7.33% (F), 11/02/2026	203,000	206,733
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (F), 05/25/2034	82,000	81,418
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (F), 10/21/2032	128,000	103,640
ING Groep NV
Fixed until 09/11/2033, 6.11% (F), 09/11/2034	200,000	201,117
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	65,000	64,819
Fixed until 11/21/2032, 8.25% (F), 11/21/2033 (C)	200,000	216,758
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (F), 04/22/2027	106,000	97,804
Fixed until 01/23/2029, 5.01% (F), 01/23/2030	235,000	229,361
Fixed until 01/23/2034, 5.34% (F), 01/23/2035	52,000	50,397
Fixed until 04/22/2034, 5.77% (F), 04/22/2035 (E)	40,000	40,061
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (F), 03/13/2032	43,000	42,016
Morgan Stanley
Fixed until 01/16/2029, 5.17% (F), 01/16/2030	214,000	209,884
Fixed until 01/18/2034, 5.47% (F), 01/18/2035	39,000	37,957
Fixed until 04/19/2034, 5.83% (F), 04/19/2035	82,000	82,020
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (F), 01/22/2035	15,000	14,692
Fixed until 08/18/2033, 5.94% (F), 08/18/2034	80,000	79,841
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (F), 01/26/2034	82,000	76,377
Fixed until 01/24/2034, 5.71% (F), 01/24/2035	55,000	53,373
Fixed until 06/08/2033, 5.87% (F), 06/08/2034	48,000	47,078
Fixed until 10/30/2028, 7.16% (F), 10/30/2029	40,000	41,871
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 08/12/2032, 6.54% (F), 08/12/2033 (C)	$ 262,000	$ 268,035
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (F), 07/25/2034	114,000	111,112
Fixed until 06/15/2024 (G), 5.90% (F)	40,000	39,827
		2,736,334
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	68,000	56,973
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	56,219
3.70%, 12/06/2026	16,000	15,284
		128,476
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	50,000	34,215
5.60%, 03/02/2043	48,000	46,282
CSL Finance PLC
4.63%, 04/27/2042 (C)	48,000	41,731
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	18,934
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	62,517
		203,679
Building Products - 0.2%
Carrier Global Corp.
5.90%, 03/15/2034	42,000	42,900
Lowe's Cos., Inc.
3.75%, 04/01/2032	108,000	96,212
Mohawk Industries, Inc.
5.85%, 09/18/2028	46,000	46,467
		185,579
Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (F), 05/19/2034	141,000	140,361
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	61,000	62,971
Nutrien Ltd.
4.90%, 03/27/2028	50,000	48,911
		111,882
Commercial Services & Supplies - 0.8%
ADT Security Corp.
4.13%, 08/01/2029 (C)	79,000	71,454
Ashtead Capital, Inc.
5.80%, 04/15/2034 (C)	200,000	194,618
Carlisle Cos., Inc.
3.75%, 12/01/2027	44,000	41,489
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)(E)	$ 123,000	$ 124,846
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	153,000	121,422
6.50%, 05/06/2034 (D)	50,000	49,894
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	47,867
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	160,000	126,725
Veralto Corp.
5.45%, 09/18/2033 (C)	70,000	68,709
		847,024
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	73,000	57,273
Sysco Corp.
3.30%, 07/15/2026	104,000	99,196
		156,469
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	58,697
Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	47,000	47,294
Diversified REITs - 0.5%
Broadstone Net Lease LLC
2.60%, 09/15/2031	96,000	74,316
Safehold GL Holdings LLC
6.10%, 04/01/2034	68,000	65,796
SBA Tower Trust
1.88%, 07/15/2050 (C)	56,000	52,113
2.84%, 01/15/2050 (C)	300,000	293,291
		485,516
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	140,606
2.99%, 10/30/2056	105,000	61,948
		202,554
Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	64,307
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	33,208
CMS Energy Corp.
4.88%, 03/01/2044	26,000	23,042
DTE Electric Co.
4.30%, 07/01/2044	101,000	83,026
Duke Energy Corp.
3.75%, 09/01/2046	101,000	72,023
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	44,977
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas LLC
3.70%, 06/01/2024	$ 48,000	$ 47,932
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	19,090
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	55,952
Public Service Electric & Gas Co.
3.00%, 05/15/2025 (E)	49,000	47,814
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	42,000	41,893
		533,264
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
5.25%, 04/05/2034	86,000	84,871
Arrow Electronics, Inc.
2.95%, 02/15/2032	85,000	69,314
5.88%, 04/10/2034	43,000	41,452
Keysight Technologies, Inc.
4.60%, 04/06/2027	63,000	61,500
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	50,000	44,770
Trimble, Inc.
6.10%, 03/15/2033	70,000	70,975
		372,882
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	90,000	85,236
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	150,000	146,490
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	49,000	45,606
5.50%, 12/15/2024 (C)	147,000	146,242
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (C)	120,000	115,380
5.50%, 01/15/2026 (C)	47,000	46,303
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (C)	15,000	15,013
		515,034
Food Products - 0.4%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	78,825
Cargill, Inc.
5.13%, 10/11/2032 (C)	49,000	47,864
J M Smucker Co.
6.50%, 11/15/2043	42,000	43,724
Tyson Foods, Inc.
5.70%, 03/15/2034	65,000	63,782
Viterra Finance BV
4.90%, 04/21/2027 (C)	200,000	194,623
		428,818
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	$ 200,000	$ 187,204
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.
5.45%, 02/15/2034	53,000	51,939
Centene Corp.
3.00%, 10/15/2030	80,000	67,134
3.38%, 02/15/2030	60,000	52,269
Cigna Group
2.40%, 03/15/2030	54,000	45,502
5.25%, 02/15/2034	98,000	94,518
CVS Health Corp.
2.70%, 08/21/2040	50,000	32,717
5.25%, 01/30/2031	31,000	30,419
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	50,914
5.13%, 02/15/2053	49,000	44,231
HCA, Inc.
5.60%, 04/01/2034 (E)	68,000	66,326
6.00%, 04/01/2054	68,000	64,811
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	44,754
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	16,000	14,805
UnitedHealth Group, Inc.
5.20%, 04/15/2063	74,000	67,437
		727,776
Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	94,000	75,668
Ventas Realty LP
3.25%, 10/15/2026	67,000	62,955
		138,623
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	100,000	101,468
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	40,276
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	114,000	91,392
		131,668
Insurance - 0.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	224,000	213,192
Equitable Holdings, Inc.
5.59%, 01/11/2033	127,000	124,854
Global Atlantic Finance Co.
6.75%, 03/15/2054 (C)	18,000	17,452
7.95%, 06/15/2033 (C)	82,000	88,721
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (F), 10/01/2050	$ 94,000	$ 80,398
		524,617
Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	200,000	199,869
Meta Platforms, Inc.
4.80%, 05/15/2030	76,000	74,598
		274,467
Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	6,000	5,113
Machinery - 0.1%
CNH Industrial Capital LLC
4.55%, 04/10/2028	42,000	40,413
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	93,142
		133,555
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	30,830
Comcast Corp.
2.94%, 11/01/2056	17,000	9,912
NBCUniversal Media LLC
4.45%, 01/15/2043	24,000	20,170
Paramount Global
4.20%, 05/19/2032	20,000	16,348
		77,260
Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	200,000	191,877
ArcelorMittal SA
6.55%, 11/29/2027	101,000	103,564
Glencore Funding LLC
2.63%, 09/23/2031 (C)	82,000	66,408
		361,849
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	10,000	8,325
2.25%, 03/15/2026	35,000	32,811
Highwoods Realty LP
4.13%, 03/15/2028	47,000	43,470
7.65%, 02/01/2034	30,000	31,542
		116,148
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	39,547
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	42,961
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
5.40%, 04/18/2034	$ 114,000	$ 110,831
Enbridge, Inc.
5.63%, 04/05/2034	95,000	93,029
Energy Transfer LP
5.15%, 03/15/2045	75,000	64,396
5.55%, 02/15/2028	43,000	42,958
5.95%, 10/01/2043	28,000	26,392
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	83,488
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)(E)	23,000	22,784
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	61,700
ONEOK, Inc.
6.10%, 11/15/2032	100,000	101,475
Ovintiv, Inc.
6.25%, 07/15/2033	67,000	67,565
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	120,499
7.69%, 01/23/2050	17,000	11,848
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	52,000	46,728
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	39,060
Shell International Finance BV
2.50%, 09/12/2026	103,000	96,738
3.75%, 09/12/2046	30,000	22,772
Western Midstream Operating LP
6.15%, 04/01/2033	69,000	68,959
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	25,563
		1,189,293
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	42,617	38,951
United Airlines Pass-Through Trust
3.75%, 03/03/2028	46,303	44,078
		83,029
Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030	112,000	110,658
Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	85,000	82,909
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	33,000	31,589
Merck & Co., Inc.
5.00%, 05/17/2053	87,000	79,925
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	75,000	69,790
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027	$ 47,000	$ 42,252
		306,465
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	51,045
5.10%, 12/15/2027	79,000	77,812
		128,857
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	86,000	82,960
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	48,000	42,723
		125,683
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	115,000	105,090
Broadcom, Inc.
3.14%, 11/15/2035 (C)	87,000	67,616
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	200,000	194,034
KLA Corp.
3.30%, 03/01/2050	80,000	54,733
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	68,892
5.05%, 03/15/2029	84,000	82,540
Micron Technology, Inc.
5.30%, 01/15/2031	87,000	85,340
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	24,867
3.40%, 05/01/2030	75,000	66,569
QUALCOMM, Inc.
3.25%, 05/20/2050	65,000	44,895
TSMC Global Ltd.
1.38%, 09/28/2030 (C)	200,000	157,706
		952,282
Software - 0.5%
Constellation Software, Inc.
5.16%, 02/16/2029 (C)	26,000	25,425
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	15,000	13,180
Fiserv, Inc.
5.45%, 03/02/2028	71,000	70,788
Infor, Inc.
1.75%, 07/15/2025 (C)	68,000	64,395
Intuit, Inc.
5.50%, 09/15/2053	33,000	32,278
Oracle Corp.
3.65%, 03/25/2041	57,000	42,481
6.90%, 11/09/2052	91,000	98,654
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (C)	78,000	24,958
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025 (E)	$ 114,000	$ 111,720
		483,879
Specialized REITs - 0.3%
Extra Space Storage LP
5.90%, 01/15/2031	106,000	106,493
VICI Properties LP
4.95%, 02/15/2030	118,000	111,919
Weyerhaeuser Co.
4.00%, 04/15/2030	104,000	95,811
		314,223
Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033 (E)	103,000	105,893
Philip Morris International, Inc.
5.25%, 02/13/2034	64,000	61,727
5.63%, 11/17/2029	77,000	77,659
		245,279
Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	123,477
5.15%, 04/15/2034	87,000	83,780
		207,257
Total Corporate Debt Securities (Cost $16,308,267)		15,220,576
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.90%, 6.40% (F) , 02/01/2041	378	378
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	197,288
2.89%, 06/25/2027	7,023	6,975
3.01%, 07/25/2025	187,943	182,696
3.06% (F), 08/25/2024	341,225	338,457
Federal National Mortgage Association
3.50%, 11/01/2028 - 01/01/2029	21,100	20,328
4.00%, 10/01/2025 - 07/01/2026	2,695	2,649
4.50%, 02/01/2025 - 08/01/2052	192,364	177,518
5.00%, 04/01/2039 - 04/01/2053	607,261	577,104
5.50%, 09/01/2036 - 03/01/2053	282,817	276,762
6.00%, 05/01/2038 - 04/01/2040	49,275	49,878
1-Year RFUCC Treasury + 1.75%, 6.25% (F) , 03/01/2041	410	410
6.50%, 05/01/2040	13,649	13,919
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (F), 02/16/2053	67,670	1,051
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	84,683
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2054 (D)	$ 1,081,000	$ 867,648
2.50%, 05/01/2039 - 05/01/2054 (D)	2,482,000	2,002,098
3.00%, 05/01/2039 - 02/01/2052 (D)	1,944,000	1,620,078
3.50%, 05/01/2039 - 03/01/2052 (D)	1,507,000	1,314,297
4.00%, 06/01/2052 (D)	890,000	796,133
4.50%, 05/01/2054 (D)	802,000	739,719
5.50%, 05/01/2054 (D)	927,000	899,566
6.00%, 05/01/2054 (D)	339,000	335,849
Total U.S. Government Agency Obligations (Cost $10,896,295)		10,505,484
U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury - 8.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	194,000	91,551
1.88%, 02/15/2051 - 11/15/2051	508,000	282,377
2.00%, 02/15/2050	184,000	107,000
2.25%, 08/15/2046 - 02/15/2052	215,000	133,961
2.38%, 02/15/2042 - 05/15/2051	277,000	187,376
2.50%, 02/15/2045 - 05/15/2046	585,000	398,672
2.75%, 08/15/2042 - 11/15/2047	731,500	527,953
2.88%, 08/15/2045 - 05/15/2049	273,300	197,428
3.00%, 05/15/2042 - 08/15/2052	332,700	244,557
3.13%, 02/15/2042 - 05/15/2048	333,500	255,579
3.63%, 02/15/2044 - 05/15/2053	575,600	476,000
3.88%, 02/15/2043	107,000	93,391
4.00%, 11/15/2052	115,000	100,688
4.13%, 08/15/2053	63,000	56,355
4.25%, 05/15/2039 - 02/15/2054	268,000	249,143
4.75%, 11/15/2043 - 11/15/2053	429,000	424,525
5.25%, 02/15/2029	204,000	208,415
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	692,000	540,915
0.88%, 06/30/2026	204,000	186,883
1.00%, 12/15/2024	214,000	208,360
1.13%, 02/15/2031	564,000	449,085
1.25%, 11/30/2026	417,000	380,024
1.38%, 11/15/2031	178,000	140,745
1.50%, 08/15/2026 - 02/15/2030	379,300	339,870
1.63%, 02/15/2026 - 05/15/2031	834,900	719,375
2.25%, 11/15/2027	136,300	124,922
2.75%, 02/15/2028	134,000	124,442
2.88%, 05/15/2028 - 05/15/2032	738,200	683,072
3.13%, 11/15/2028	220,500	205,866
3.50%, 01/31/2028	351,000	335,123
3.63%, 05/31/2028	259,000	247,881
3.88%, 08/15/2033	43,900	41,197
4.13%, 07/31/2028	124,000	120,890
4.38%, 11/30/2028	94,000	92,535
4.50%, 11/15/2033	40,500	39,893
4.63%, 04/30/2029	76,000	75,673
		9,091,722
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	$ 266,703	$ 155,904
1.75%, 01/15/2028	106,631	104,258
2.50%, 01/15/2029	394,079	397,730
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	211,769	186,589
		844,481
Total U.S. Government Obligations (Cost $11,610,060)		9,936,203
MORTGAGE-BACKED SECURITIES - 2.5%
Alternative Loan Trust
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	137,970	50,953
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	34,229	31,775
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (F), 03/25/2064 (C)	148,426	147,643
CIM Trust
Series 2021-R6, Class A1, 1.43% (F), 07/25/2061 (C)	144,364	122,118
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	157,700	153,642
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (F), 09/25/2064 (C)	19,190	18,438
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (F), 04/25/2069 (C)	99,759	99,200
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	310,000	278,466
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (F), 01/25/2060 (C)	127,731	102,399
Series 2021-RPL6, Class A1, 2.00% (F), 10/25/2060 (C)	109,730	94,220
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (C)	150,000	146,430
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.10% (F), 03/18/2035	10,118	8,449
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 6.23% (F) , 10/25/2034	7,885	7,659
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.35% (F), 08/25/2037	79,607	55,149
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 6.07% (F) , 10/25/2028	$ 3,816	$ 3,550
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (F), 12/25/2052 (C)	21,115	19,056
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (F), 01/25/2054 (C)	11,055	10,153
Series 2014-2A, Class A3, 3.75% (F), 05/25/2054 (C)	27,946	25,609
Series 2014-3A, Class AFX3, 3.75% (F), 11/25/2054 (C)	20,199	18,489
Series 2016-3A, Class A1B, 3.25% (F), 09/25/2056 (C)	17,792	15,988
Series 2017-1A, Class A1, 4.00% (F), 02/25/2057 (C)	36,011	33,521
Series 2017-3A, Class A1, 4.00% (F), 04/25/2057 (C)	62,988	58,345
Series 2017-4A, Class A1, 4.00% (F), 05/25/2057 (C)	21,147	19,558
Series 2018-RPL1, Class A1, 3.50% (F), 12/25/2057 (C)	24,571	23,006
Series 2019-4A, Class A1B, 3.50% (F), 12/25/2058 (C)	80,857	72,761
Series 2019-5A, Class A1B, 3.50% (F), 08/25/2059 (C)	67,366	61,364
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (F), 03/25/2063 (C)	80,720	80,131
Series 2024-NQM4, Class A1, 6.07% (F), 01/25/2064 (C)	98,609	98,059
Series 2024-NQM6, Class A1, 6.45% (F), 02/25/2064 (C)	100,000	100,020
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 6.13% (F) , 01/19/2034	26,325	24,895
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (F), 07/25/2057 (C)	4,512	4,435
Series 2017-6, Class A1, 2.75% (F), 10/25/2057 (C)	16,597	15,835
Series 2018-1, Class A1, 3.00% (F), 01/25/2058 (C)	23,160	22,486
Series 2018-3, Class A1, 3.75% (F), 05/25/2058 (C)	68,645	65,614
Series 2018-4, Class A1, 3.00% (F), 06/25/2058 (C)	114,645	104,465
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	101,916	88,397
Series 2021-1, Class A1, 2.25% (F), 11/25/2061 (C)	126,430	113,434
Series 2022-1, Class A1, 3.75% (F), 07/25/2062 (C)	80,060	72,854
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	204,106	188,680
Total Mortgage-Backed Securities (Cost $2,941,314)		2,657,246
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	$ 30,601	$ 27,839
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	100,000	100,276
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	100,000	98,294
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	82,258	81,046
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	100,000	99,312
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.59% (F) , 10/18/2030 (C)	288,549	288,982
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	95,000	95,524
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	51,891	51,827
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	73,462	55,572
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	197,833	158,298
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	100,000	99,550
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	50,000	50,124
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	107,557	106,510
JGWPT XXVI LLC
Series 2012-2A, Class A, 3.84%, 10/15/2059 (C)	96,244	86,083
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	101,139	88,829
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (C)	427	426
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	75,174	73,582
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	98,389	97,110
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1, 3-Month Term SOFR + 1.45%, 6.78% (F) , 01/20/2031 (C)	117,248	117,459
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.69% (F) , 07/20/2030 (C)	$ 107,380	$ 107,500
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	39,619	37,455
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	56,116	55,099
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	66,310	65,982
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	79,270	79,372
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	94,536	93,052
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2, 1.08%, 01/15/2025 (C)	130,000	125,789
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	58,682	58,699
Total Asset-Backed Securities (Cost $2,499,457)		2,399,591
FOREIGN GOVERNMENT OBLIGATION - 0.1%
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	108,526
Total Foreign Government Obligation (Cost $115,794)		108,526

	Shares	Value
PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.64%, 11.96% (F)	950	27,550
Total Preferred Stock (Cost $27,412)		27,550

	Principal	Value
COMMERCIAL PAPER - 6.9%
Banks - 2.7%
ABN AMRO Funding USA LLC
5.36% (H), 08/01/2024 (C)	$ 400,000	394,389
Australia & New Zealand Banking Group Ltd.
5.38% (H), 08/07/2024 (C)	500,000	492,726
HSBC USA, Inc.
5.57% (H), 07/23/2024 (C)	250,000	246,786
Korea Development Bank
5.47% (H), 07/08/2024	400,000	395,875
Lloyds Bank PLC
5.33% (H), 08/01/2024	433,000	426,982
Nordea Bank Abp
5.39% (H), 09/03/2024 (C)	475,000	466,169
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Svenska Handelsbanken AB
5.36% (H), 07/30/2024 (C)	$ 450,000	$ 443,986
		2,866,913
Consumer Finance - 0.4%
Toyota Motor Credit Corp.
5.46% (H), 07/03/2024	400,000	396,216
Financial Services - 3.0%
Anglesea Funding LLC
5.38% (H), 07/26/2024 (C)	475,000	468,793
Barton Capital SA
5.59% (H), 10/04/2024 (C)	450,000	439,347
CAFCO LLC
5.48% (H), 09/03/2024 (C)	500,000	490,574
Glencove Funding LLC
5.50% (H), 10/07/2024 (C)	475,000	463,565
GTA Funding LLC
5.45% (H), 08/30/2024 (C)	450,000	441,725
Sheffield Receivables Co. LLC
5.48% (H), 09/03/2024 (C)	475,000	465,986
Starbird Funding Corp.
5.47% (H), 07/11/2024 (C)	400,000	395,693
		3,165,683
Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.48% (H), 09/04/2024 (C)	465,000	456,046
Pharmaceuticals - 0.4%
AstraZeneca PLC
5.41% (H), 07/16/2024 (C)	500,000	494,086
Total Commercial Paper (Cost $7,383,641)		7,378,944
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bills
5.36% (H), 05/02/2024 - 06/20/2024	$ 597,000	$ 594,723
5.37% (H), 05/09/2024	431,000	430,495
5.39% (H), 05/02/2024 - 07/18/2024	545,000	539,680
Total Short-Term U.S. Government Obligations (Cost $1,564,940)		1,564,898

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	590,665	590,665
Total Other Investment Company (Cost $590,665)		590,665

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (H), dated 04/30/2024, to be repurchased at $940,881 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $959,927.	$ 940,816	940,816
Total Repurchase Agreement (Cost $940,816)		940,816
Total Investments (Cost $92,210,308)		115,841,487
Net Other Assets (Liabilities) - (8.7)%		(9,263,296)
Net Assets - 100.0%		$ 106,578,191
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	06/21/2024	$262,377	$253,350	$—	$(9,027)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$64,510,988	$—	$—	$64,510,988
Corporate Debt Securities	—	15,220,576	—	15,220,576
U.S. Government Agency Obligations	—	10,505,484	—	10,505,484
U.S. Government Obligations	—	9,936,203	—	9,936,203
Mortgage-Backed Securities	—	2,657,246	—	2,657,246
Asset-Backed Securities	—	2,399,591	—	2,399,591
Foreign Government Obligation	—	108,526	—	108,526
Preferred Stock	27,550	—	—	27,550
Commercial Paper	—	7,378,944	—	7,378,944
Short-Term U.S. Government Obligations	—	1,564,898	—	1,564,898
Other Investment Company	590,665	—	—	590,665
Repurchase Agreement	—	940,816	—	940,816
Total Investments	$65,129,203	$50,712,284	$—	$115,841,487
Other Financial Instruments
Futures Contracts (J)	$(9,027)	$—	$—	$(9,027)
Total Other Financial Instruments	$(9,027)	$—	$—	$(9,027)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $14,827,065, representing 13.9% of the
Fund’s net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $578,495, collateralized by cash collateral of $590,665. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rate disclosed reflects the yield at April 30, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $91,269,492) (including securities loaned of $578,495)	$114,900,671
Repurchase agreement, at value (cost $940,816)	940,816
Cash	757
Cash collateral pledged at broker for:
TBA commitments	22,000
Futures contracts	66,000
Receivables and other assets:
Investments sold	420,400
Net income from securities lending	584
Shares of beneficial interest sold	304
Dividends	25,437
Interest	296,028
Tax reclaims	2,201
Prepaid expenses	421
Other assets	32,677
Total assets	116,708,296
Liabilities:
Cash collateral received upon return of:
Securities on loan	590,665
Payables and other liabilities:
Investments purchased	455,900
When-issued, delayed-delivery, forward and TBA commitments purchased	8,932,012
Shares of beneficial interest redeemed	35,525
Investment management fees	46,983
Distribution and service fees	27,414
Transfer agent fees	505
Trustee and CCO fees	328
Audit and tax fees	17,757
Custody fees	3,636
Legal fees	212
Printing and shareholder reports fees	136
Registration fees	3,264
Other accrued expenses	7,675
Variation margin payable on futures contracts	8,093
Total liabilities	10,130,105
Net assets	$106,578,191
Net assets consist of:
Paid-in capital	$78,919,636
Total distributable earnings (accumulated losses)	27,658,555
Net assets	$106,578,191
Net assets by class:
Class I3	$46,819,426
Class R	59,758,765
Shares outstanding (unlimited shares, no par value):
Class I3	3,888,894
Class R	4,962,278
Net asset value per share: (A)
Class I3	$12.04
Class R	12.04

(A)	Net asset value per share for Class I3 and R shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$457,221
Interest income	944,448
Net income from securities lending	3,869
Withholding taxes on foreign income	(755)
Total investment income	1,404,783
Expenses:
Investment management fees	254,367
Distribution and service fees:
Class R	147,981
Transfer agent fees:
Class I3	1,755
Class R	519
Trustee and CCO fees	2,078
Audit and tax fees	18,930
Custody fees	5,425
Legal fees	3,124
Printing and shareholder reports fees	1,463
Registration fees	10,983
Other	14,315
Total expenses	460,940
Net investment income (loss)	943,843
Net realized gain (loss) on:
Investments	4,210,971
Futures contracts	101,092
Net realized gain (loss)	4,312,063
Net change in unrealized appreciation (depreciation) on:
Investments	8,853,831
Futures contracts	(9,306)
Net change in unrealized appreciation (depreciation)	8,844,525
Net realized and change in unrealized gain (loss)	13,156,588
Net increase (decrease) in net assets resulting from operations	$14,100,431
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$943,843	$1,746,626
Net realized gain (loss)	4,312,063	1,822,956
Net change in unrealized appreciation (depreciation)	8,844,525	3,604,771
Net increase (decrease) in net assets resulting from operations	14,100,431	7,174,353
Dividends and/or distributions to shareholders:
Class I3	(1,373,348)	(2,758,326)
Class R	(1,582,991)	(3,232,105)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,956,339)	(5,990,431)
Capital share transactions:
Proceeds from shares sold:
Class I3	570,665	583,173
Class R	1,149,908	1,516,651
	1,720,573	2,099,824
Dividends and/or distributions reinvested:
Class I3	1,373,348	2,758,326
Class R	1,582,991	3,232,105
	2,956,339	5,990,431
Cost of shares redeemed:
Class I3	(3,036,103)	(4,944,458)
Class R	(3,269,156)	(7,340,725)
	(6,305,259)	(12,285,183)
Net increase (decrease) in net assets resulting from capital share transactions	(1,628,347)	(4,194,928)
Net increase (decrease) in net assets	9,515,745	(3,011,006)
Net assets:
Beginning of period/year	97,062,446	100,073,452
End of period/year	$106,578,191	$97,062,446
Capital share transactions - shares:
Shares issued:
Class I3	47,729	52,816
Class R	96,327	137,001
	144,056	189,817
Shares reinvested:
Class I3	116,262	262,059
Class R	134,128	307,492
	250,390	569,551
Shares redeemed:
Class I3	(254,789)	(449,246)
Class R	(275,943)	(666,344)
	(530,732)	(1,115,590)
Net increase (decrease) in shares outstanding:
Class I3	(90,798)	(134,371)
Class R	(45,488)	(221,851)
	(136,286)	(356,222)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.80	$10.71	$13.87	$11.62	$10.99	$10.21
Investment operations:
Net investment income (loss) (A)	0.12	0.22	0.16	0.13	0.16	0.19
Net realized and unrealized gain (loss)	1.47	0.55	(2.04)	2.72	0.91	1.08
Total investment operations	1.59	0.77	(1.88)	2.85	1.07	1.27
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.22)	(0.16)	(0.14)	(0.17)	(0.20)
Net realized gains	(0.22)	(0.46)	(1.12)	(0.46)	(0.27)	(0.29)
Total dividends and/or distributions to shareholders	(0.35)	(0.68)	(1.28)	(0.60)	(0.44)	(0.49)
Net asset value, end of period/year	$12.04	$10.80	$10.71	$13.87	$11.62	$10.99
Total return	14.79%(B)	7.40%	(14.90)%	25.21%	10.01%	13.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$46,819	$42,972	$44,058	$58,098	$52,587	$50,316
Excluding waiver and/or reimbursement and recapture	0.59%(C)	0.59%	0.58%	0.58%	0.57%	0.58%
Including waiver and/or reimbursement and recapture	0.59%(C)	0.59%	0.58%	0.58%	0.57%	0.57%
Net investment income (loss) to average net assets	2.06%(C)	1.98%	1.32%	1.04%	1.44%	1.80%
Portfolio turnover rate	21%(B)	34%	35%	37%	51%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.80	$10.71	$13.87	$11.62	$10.99	$10.20
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.10	0.07	0.11	0.14
Net realized and unrealized gain (loss)	1.47	0.55	(2.04)	2.72	0.90	1.09
Total investment operations	1.56	0.71	(1.94)	2.79	1.01	1.23
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.16)	(0.10)	(0.08)	(0.11)	(0.15)
Net realized gains	(0.22)	(0.46)	(1.12)	(0.46)	(0.27)	(0.29)
Total dividends and/or distributions to shareholders	(0.32)	(0.62)	(1.22)	(0.54)	(0.38)	(0.44)
Net asset value, end of period/year	$12.04	$10.80	$10.71	$13.87	$11.62	$10.99
Total return	14.51%(B)	6.85%	(15.34)%	24.59%	9.43%	12.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,759	$54,090	$56,015	$76,911	$66,033	$70,357
Excluding waiver and/or reimbursement and recapture	1.09%(C)	1.09%	1.07%	1.07%	1.07%	1.07%
Including waiver and/or reimbursement and recapture	1.09%(C)	1.09%	1.07%	1.07%	1.07%	1.07%(D)
Net investment income (loss) to average net assets	1.56%(C)	1.47%	0.82%	0.55%	0.96%	1.32%
Portfolio turnover rate	21%(B)	34%	35%	37%	51%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Balanced II (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class I3 and Class R.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$590,665	$—	$—	$—	$590,665
Total Borrowings	$590,665	$—	$—	$—	$590,665
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(9,027)	$—	$—	$(9,027)
Total	$—	$—	$(9,027)	$—	$—	$(9,027)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$101,092	$—	$—	$101,092
Total	$—	$—	$101,092	$—	$—	$101,092

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(9,306)	$—	$—	$(9,306)
Total	$—	$—	$(9,306)	$—	$—	$(9,306)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$527,989
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$106,578,191	100.00%
Investment management fees: TAM serves as the Funds investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM at an annual rate of 0.48% of daily average net assets.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.63%	March 1, 2025
Class R	1.10	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2024, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,755	$323
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$15,154,587	$4,600,477	$18,799,697	$4,296,955
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$92,210,308	$28,213,998	$(4,591,846)	$23,622,152
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Balanced II

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. NEW ACCOUNTING PRONOUNCEMENT (continued)
apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA BAL II 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,054.00	$4.29	$1,020.70	$4.22	0.84%
Class C	1,000.00	1,050.70	7.80	1,017.30	7.67	1.53
Class I	1,000.00	1,055.70	2.56	1,022.40	2.51	0.50
Class I2	1,000.00	1,056.00	2.25	1,022.70	2.21	0.44
Class R	1,000.00	1,053.30	4.95	1,020.00	4.87	0.97
Class R6	1,000.00	1,056.10	2.25	1,022.70	2.21	0.44

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	43.1%
U.S. Government Obligations	26.7
Asset-Backed Securities	11.3
Mortgage-Backed Securities	9.3
U.S. Government Agency Obligations	7.2
Short-Term U.S. Government Obligations	4.0
Commercial Paper	1.7
Repurchase Agreement	1.3
Foreign Government Obligations	0.6
Other Investment Company	0.3
Loan Assignments	0.2
Net Other Assets (Liabilities)	(5.7)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.36
Duration †	6.04

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	37.9%
AAA	11.7
AA	1.4
A	12.4
BBB	24.8
BB	7.1
B	2.8
CCC and Below	0.5
Not Rated	7.1
Net Other Assets (Liabilities)	(5.7)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.1%
Aerospace & Defense - 1.1%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 2,914,000	$ 2,834,167
Boeing Co.
5.93%, 05/01/2060	3,648,000	3,189,932
6.53%, 05/01/2034 (A)(B)	3,222,000	3,241,832
6.86%, 05/01/2054 (A)	2,253,000	2,259,412
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,397,754
General Electric Co.
4.50%, 03/11/2044	4,559,000	3,910,573
HEICO Corp.
5.35%, 08/01/2033	5,374,000	5,277,207
		23,110,877
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,172,000	1,833,217
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,261,041
		4,094,258
Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,368,000	2,252,981
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	5,353,000	5,138,643
6.95%, 06/10/2026	5,279,000	5,357,820
General Motors Co.
6.25%, 10/02/2043	3,357,000	3,270,403
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,119,000	4,230,174
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	2,792,000	2,919,365
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,690,000	2,349,302
		25,518,688
Banks - 6.9%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	3,400,000	3,358,015
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	3,699,000	3,051,587
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	3,481,000	3,384,412
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	10,451,000	10,508,546
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	916,000	911,200
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	8,466,000	8,621,663
Fixed until 12/15/2029 (D), 9.63% (C)	5,051,000	5,278,558
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	$ 4,265,000	$ 3,933,953
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A)(C)	7,014,000	7,431,480
BPCE SA
4.50%, 03/15/2025 (A)	6,027,000	5,934,793
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	4,081,000	4,052,057
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	6,934,000	5,614,374
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	2,901,000	2,917,201
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	10,755,000	11,656,172
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	8,948,000	8,733,305
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	5,560,000	5,388,548
Fixed until 04/22/2034, 5.77% (C), 04/22/2035 (E)	1,824,000	1,826,767
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	4,338,000	4,233,771
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	2,210,000	2,159,438
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	10,622,000	10,417,676
Fixed until 01/18/2034, 5.47% (C), 01/18/2035	2,015,000	1,961,095
Fixed until 04/19/2034, 5.83% (C), 04/19/2035	4,335,000	4,336,074
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	915,000	896,208
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	4,278,000	4,269,492
Societe Generale SA
Fixed until 11/14/2028 (D), 10.00% (A)(C)	4,190,000	4,389,662
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	3,682,000	3,429,529
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	3,329,000	3,230,550
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	2,187,000	2,144,995
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	1,908,000	1,997,245
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 11/15/2032, 9.02% (C), 11/15/2033 (A)	$ 1,205,000	$ 1,424,431
Fixed until 11/13/2028 (D), 9.25% (A)(C)	4,331,000	4,622,095
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	5,925,000	5,774,896
		147,889,788
Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,656,000	1,477,746
3.70%, 12/06/2026	950,000	907,473
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	5,839,471
		8,224,690
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,366,000	1,619,059
5.60%, 03/02/2043	2,632,000	2,537,801
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,678,000	3,197,637
Royalty Pharma PLC
2.20%, 09/02/2030	4,662,000	3,785,126
		11,139,623
Building Products - 0.6%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	804,455
Carrier Global Corp.
5.90%, 03/15/2034	2,041,000	2,084,744
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,845,000	5,207,052
Mohawk Industries, Inc.
5.85%, 09/18/2028	3,779,000	3,817,353
		11,913,604
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	7,172,000	7,139,479
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,417,000	3,097,532
		10,237,011
Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	678,000	408,471
Celanese US Holdings LLC
6.70%, 11/15/2033	2,698,000	2,785,193
Mosaic Co.
4.05%, 11/15/2027 (E)	1,703,000	1,624,886
Nutrien Ltd.
4.20%, 04/01/2029	4,470,000	4,215,414
		9,033,964
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 1.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	$ 5,252,000	$ 4,750,350
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	3,894,000	3,854,832
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,493,000	1,429,619
5.80%, 04/15/2034 (A)	1,168,000	1,136,571
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,789,000	1,686,899
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	5,370,000	5,450,586
GXO Logistics, Inc.
2.65%, 07/15/2031	6,391,000	5,071,960
6.50%, 05/06/2034 (B)	2,614,000	2,608,439
Quanta Services, Inc.
2.90%, 10/01/2030	2,519,000	2,153,175
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,008,000	2,672,807
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	6,622,000	5,244,817
Veralto Corp.
5.45%, 09/18/2033 (A)	3,133,000	3,075,208
		39,135,263
Communications Equipment - 0.2%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,544,000	3,866,940
Construction & Engineering - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,392,992
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,080,476
6.75%, 06/01/2027	2,138,000	2,142,156
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,349,718
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,857,981
		10,823,323
Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	3,236,000	3,053,260
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	979,329
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	1,003,000	840,479
		4,873,068
Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	7,052,000	5,532,744
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,790,233
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
InRetail Consumer
3.25%, 03/22/2028 (A)	$ 3,042,000	$ 2,711,577
Sysco Corp.
5.95%, 04/01/2030	3,470,000	3,544,651
		16,579,205
Containers & Packaging - 0.9%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,884,379
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,309,000	2,352,294
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	6,696,000	6,213,691
Sonoco Products Co.
2.25%, 02/01/2027	2,673,000	2,451,495
WRKCo, Inc.
3.90%, 06/01/2028	3,935,000	3,698,630
		18,600,489
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,980,000	1,992,397
Diversified REITs - 1.0%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,149,000	2,437,721
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,906,000	2,603,491
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,170,000	2,953,756
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,454,000	3,342,055
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	2,890,976
2.84%, 01/15/2050 (A)	6,998,000	6,841,502
		21,069,501
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	4,291,000	3,408,690
1.75%, 01/20/2031	3,603,000	2,846,375
4.13%, 03/16/2027	2,631,000	2,546,519
		8,801,584
Electric Utilities - 0.9%
Black Hills Corp.
3.15%, 01/15/2027	2,312,000	2,161,461
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,492,000	5,056,082
Duke Energy Corp.
5.00%, 12/08/2027	1,387,000	1,366,058
EDP Finance BV
3.63%, 07/15/2024 (A)	5,753,000	5,726,508
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)(E)	1,200,000	1,149,000
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,417,000	1,959,958
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	$ 2,201,000	$ 2,195,392
		19,614,459
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.
5.25%, 04/05/2034	4,376,000	4,318,559
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,733,000	3,859,583
5.88%, 04/10/2034	1,946,000	1,875,934
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,564,000	3,479,152
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	177,155
4.38%, 02/15/2030 (A)	2,676,000	2,396,070
Trimble, Inc.
6.10%, 03/15/2033	5,899,000	5,981,179
		22,087,632
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,142,000	2,028,624
Financial Services - 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,413,000	4,309,733
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,367,000	2,203,033
3.50%, 11/01/2027 (A)	1,857,000	1,708,321
5.50%, 12/15/2024 (A)	6,174,000	6,142,179
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	6,294,000	6,051,665
5.50%, 01/15/2026 (A)	5,721,000	5,636,197
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	787,000	787,679
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	4,573,500	4,125,715
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,652,422
		35,616,944
Food Products - 1.1%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,509,000	2,381,865
2.75%, 05/14/2031	4,042,000	3,389,465
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,886,000	1,842,270
J M Smucker Co.
6.50%, 11/15/2043	2,984,000	3,106,487
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	613,554
5.50%, 12/15/2029 (A)	2,687,000	2,548,939
5.63%, 01/15/2028 (A)	800,000	779,017
Tyson Foods, Inc.
5.70%, 03/15/2034	3,314,000	3,251,918
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Viterra Finance BV
4.90%, 04/21/2027 (A)	$ 5,125,000	$ 4,987,221
		22,900,736
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,654,000	2,484,190
5.75%, 12/06/2052 (A)	739,000	727,990
Boston Scientific Corp.
4.70%, 03/01/2049	652,000	565,568
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,330,959
5.25%, 10/01/2029 (A)(E)	489,000	455,215
Stryker Corp.
1.95%, 06/15/2030	2,850,000	2,347,797
		7,911,719
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.
5.45%, 02/15/2034	2,751,000	2,695,926
Centene Corp.
3.00%, 10/15/2030	1,444,000	1,211,775
3.38%, 02/15/2030	5,337,000	4,649,288
4.25%, 12/15/2027	1,290,000	1,217,319
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,604,156
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,576,553
8.00%, 03/15/2026 (A)	210,000	209,051
Cigna Group
2.40%, 03/15/2030	3,248,000	2,736,871
5.25%, 02/15/2034	4,935,000	4,759,673
CVS Health Corp.
4.78%, 03/25/2038	2,875,000	2,530,010
5.25%, 01/30/2031	1,910,000	1,874,214
Elevance Health, Inc.
2.25%, 05/15/2030	2,615,000	2,182,603
5.13%, 02/15/2053	4,165,000	3,759,644
HCA, Inc.
5.60%, 04/01/2034	1,103,000	1,075,847
6.00%, 04/01/2054	3,493,000	3,329,186
7.50%, 11/06/2033	3,036,000	3,307,981
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,090,000	1,834,035
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	2,654,000	2,455,747
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,431,879
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,685,000	3,358,167
		48,799,925
Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	2,583,000	2,079,274
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	$ 2,151,000	$ 2,182,569
Hotels, Restaurants & Leisure - 1.4%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	804,470
Boyne USA, Inc.
4.75%, 05/15/2029 (A)(E)	999,000	909,306
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,639,467
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,685,000	1,655,256
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,997,000	1,997,018
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	702,161
7.25%, 11/15/2029 (A)	796,000	802,795
Marriott International, Inc.
2.75%, 10/15/2033	2,942,000	2,318,685
5.75%, 05/01/2025	360,000	360,115
MGM Resorts International
4.75%, 10/15/2028 (E)	2,761,000	2,582,688
5.75%, 06/15/2025	1,789,000	1,780,853
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	2,716,000	2,664,220
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,263,000	2,203,248
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,420,000	5,254,995
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,527,000	2,827,544
		30,502,821
Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,333,796
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	524,675
3.63%, 02/15/2031 (A)	854,000	723,304
		6,581,775
Insurance - 1.7%
AXA SA
8.60%, 12/15/2030	6,028,000	6,933,130
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (F)	7,890,000	7,794,846
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	7,760,584
Equitable Holdings, Inc.
5.59%, 01/11/2033	4,948,000	4,864,409
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	917,000	889,064
7.95%, 06/15/2033 (A)	4,479,000	4,846,093
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	$ 2,400,000	$ 2,379,000
		35,467,126
Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,434,406
Meta Platforms, Inc.
4.80%, 05/15/2030	4,313,000	4,233,423
		6,667,829
Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	282,000	240,320
3.80%, 02/15/2028	2,171,000	2,035,451
		2,275,771
Machinery - 0.3%
CNH Industrial Capital LLC
4.55%, 04/10/2028	3,800,000	3,656,410
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,681,000	3,174,586
		6,830,996
Marine Transportation - 0.1%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,044,009	2,800,414
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	6,317,000	4,624,659
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(E)	1,392,000	1,122,121
Comcast Corp.
4.15%, 10/15/2028	5,152,000	4,934,614
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,556,976
Paramount Global
4.20%, 05/19/2032	1,987,000	1,624,152
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,363,696
5.50%, 05/15/2029 (A)	5,224,000	4,749,987
		20,976,205
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,080,000	4,183,595
Glencore Funding LLC
2.63%, 09/23/2031 (A)	5,298,000	4,290,624
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	220,642
3.88%, 08/15/2031 (A)	236,000	199,851
		8,894,712
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 8,155,000	$ 7,549,520
Office REITs - 0.3%
COPT Defense Properties LP
2.00%, 01/15/2029	954,000	794,159
2.25%, 03/15/2026	2,132,000	1,998,664
Highwoods Realty LP
4.13%, 03/15/2028	2,482,000	2,295,586
7.65%, 02/01/2034	1,462,000	1,537,169
		6,625,578
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026 (A)	2,739,000	2,788,864
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,475,000	4,706,915
Cheniere Energy Partners LP
4.00%, 03/01/2031	6,304,000	5,625,894
4.50%, 10/01/2029	3,372,000	3,155,623
Chevron USA, Inc.
3.25%, 10/15/2029	2,186,000	1,998,161
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,290,000	4,210,565
Ecopetrol SA
8.38%, 01/19/2036	2,500,000	2,430,470
Enbridge, Inc.
5.63%, 04/05/2034	4,870,000	4,768,965
Energy Transfer LP
6.00%, 06/15/2048	5,673,000	5,375,757
EnLink Midstream Partners LP
5.05%, 04/01/2045	3,754,000	3,018,614
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,161,000	1,150,072
Exxon Mobil Corp.
3.04%, 03/01/2026	3,001,000	2,891,828
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	2,969,764
5.75%, 10/01/2025	950,000	944,513
6.00%, 06/01/2026	350,000	347,327
Occidental Petroleum Corp.
5.55%, 03/15/2026	9,850,000	9,802,380
ONEOK Partners LP
4.90%, 03/15/2025	1,398,000	1,385,706
ONEOK, Inc.
6.10%, 11/15/2032	4,251,000	4,313,701
Ovintiv, Inc.
6.25%, 07/15/2033	2,869,000	2,893,181
Petroleos Mexicanos
6.50%, 01/23/2029 (E)	3,507,000	3,106,670
6.84%, 01/23/2030	2,838,000	2,460,253
6.88%, 10/16/2025	2,440,000	2,408,876
7.69%, 01/23/2050	1,593,000	1,110,239
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	$ 2,109,000	$ 1,895,191
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	3,240,000	3,245,830
Southwestern Energy Co.
5.38%, 03/15/2030	1,712,000	1,627,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,777,000	1,561,388
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,335,845
Vital Energy, Inc.
7.75%, 07/31/2029 (A)	2,937,000	2,955,025
Western Midstream Operating LP
6.15%, 04/01/2033	3,428,000	3,425,962
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,074,643
		94,986,183
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,661,522	1,463,345
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,572,000	2,488,912
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,339,637	1,275,257
		5,227,514
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	5,247,000	5,184,132
Pharmaceuticals - 0.8%
AbbVie, Inc.
5.05%, 03/15/2034	4,411,000	4,302,480
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	412,250
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,596,493
6.25%, 02/15/2029 (A)	520,000	226,850
7.00%, 01/15/2028 (A)	617,000	302,273
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,959,000	1,821,652
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,790,000	1,713,424
Merck & Co., Inc.
5.00%, 05/17/2053	3,721,000	3,418,407
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,181,000	2,960,036
Viatris, Inc.
2.30%, 06/22/2027	1,463,000	1,315,210
		18,069,075
Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	3,518,000	3,453,391
5.10%, 12/15/2027	2,876,000	2,832,745
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
Gartner, Inc.
4.50%, 07/01/2028 (A)	$ 2,878,000	$ 2,706,581
		8,992,717
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,595,000	4,432,584
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032 (E)	1,975,000	1,757,853
		6,190,437
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	4,082,000	3,730,252
Broadcom, Inc.
3.14%, 11/15/2035 (A)	6,474,000	5,031,562
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,889,000	4,743,154
KLA Corp.
4.65%, 07/15/2032	3,491,000	3,336,044
Microchip Technology, Inc.
0.98%, 09/01/2024	2,999,000	2,951,511
5.05%, 03/15/2029	4,184,000	4,111,292
Micron Technology, Inc.
5.30%, 01/15/2031	5,429,000	5,325,397
QUALCOMM, Inc.
3.25%, 05/20/2050	1,760,000	1,215,633
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	5,200,356
		35,645,201
Software - 1.0%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	1,298,000	1,269,295
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	512,278
Fiserv, Inc.
5.45%, 03/02/2028	4,012,000	4,000,004
Infor, Inc.
1.75%, 07/15/2025 (A)	2,914,000	2,759,513
Intuit, Inc.
5.50%, 09/15/2053	1,467,000	1,434,893
Oracle Corp.
3.65%, 03/25/2041	2,973,000	2,215,744
6.90%, 11/09/2052	3,383,000	3,667,553
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,584,000	826,803
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	4,530,000	4,439,384
		21,125,467
Specialized REITs - 0.9%
Extra Space Storage LP
5.90%, 01/15/2031	5,114,000	5,137,796
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	4,928,935
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
VICI Properties LP
4.95%, 02/15/2030	$ 4,687,000	$ 4,445,444
Weyerhaeuser Co.
4.00%, 04/15/2030	4,037,000	3,719,148
		18,231,323
Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	657,000	660,679
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	640,166
5.13%, 04/15/2029 (A)	2,004,000	1,841,501
5.25%, 10/01/2030 (A)	2,183,000	1,944,088
		5,086,434
Tobacco - 0.6%
BAT Capital Corp.
6.42%, 08/02/2033	4,725,000	4,857,726
Philip Morris International, Inc.
4.25%, 11/10/2044	4,680,000	3,711,436
5.25%, 02/13/2034	3,272,000	3,155,786
		11,724,948
Wireless Telecommunication Services - 0.6%
Axian Telecom
7.38%, 02/16/2027 (A)	682,000	659,288
T-Mobile USA, Inc.
3.50%, 04/15/2031	3,482,000	3,061,653
3.88%, 04/15/2030	1,749,000	1,599,709
5.15%, 04/15/2034	5,490,000	5,286,834
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,086,405
		12,693,889
Total Corporate Debt Securities (Cost $965,429,925)		918,456,222
U.S. GOVERNMENT OBLIGATIONS - 26.7%
U.S. Treasury - 26.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	55,968,000	26,412,086
2.00%, 02/15/2050	9,031,000	5,251,738
2.25%, 05/15/2041 - 08/15/2046	41,069,000	27,929,491
2.38%, 02/15/2042	54,959,000	38,501,356
2.50%, 05/15/2046	9,450,000	6,383,549
2.75%, 08/15/2042 - 11/15/2047	67,838,000	49,251,610
2.88%, 11/15/2046	5,220,000	3,773,285
3.00%, 08/15/2048	5,566,000	4,063,180
3.25%, 05/15/2042	2,636,000	2,115,493
3.50%, 02/15/2039	16,982,000	14,784,954
3.63%, 05/15/2053	5,009,000	4,089,575
3.88%, 02/15/2043	9,253,000	8,076,134
4.13%, 08/15/2053	3,704,000	3,313,344
4.25%, 05/15/2039 - 02/15/2054	16,426,000	15,428,461
4.50%, 02/15/2044	13,495,000	12,801,273
4.75%, 11/15/2043 - 11/15/2053	42,532,000	41,913,009
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	$ 66,326,000	$ 17,725,048
U.S. Treasury Notes
0.63%, 05/15/2030	24,562,000	19,324,345
1.25%, 08/15/2031	1,499,000	1,183,449
1.38%, 11/15/2031	41,669,000	32,947,808
1.50%, 02/15/2030	19,454,000	16,306,404
1.63%, 05/15/2031	30,912,000	25,286,257
1.88%, 02/15/2032	1,063,400	868,831
2.75%, 08/15/2032	8,876,500	7,694,469
2.88%, 05/15/2032	7,840,000	6,886,644
3.38%, 05/15/2033	33,027,300	29,838,101
3.50%, 02/15/2033	20,254,300	18,517,652
3.75%, 12/31/2028 - 12/31/2030	19,843,000	18,877,860
3.88%, 09/30/2029 - 08/15/2033	16,095,400	15,314,530
4.00%, 01/31/2029 - 02/15/2034	12,774,000	12,319,690
4.13%, 11/15/2032	22,589,200	21,681,220
4.25%, 02/28/2031	18,619,000	18,121,524
4.38%, 08/31/2028 - 11/30/2028	11,635,000	11,453,161
4.50%, 11/15/2033	12,159,000	11,976,615
4.63%, 04/30/2029	4,542,000	4,522,484
		554,934,630
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	14,484,014	8,466,799
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,780,695	5,093,340
		13,560,139
Total U.S. Government Obligations (Cost $650,828,642)		568,494,769
ASSET-BACKED SECURITIES - 11.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	610,541	604,736
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	2,107,674	1,919,558
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	1,262,307	1,146,006
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	1,685,892	1,696,843
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	2,750,000	2,694,608
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR, 3-Month Term SOFR + 2.66%, 7.99% (C) , 01/19/2035 (A)	2,700,000	2,699,895
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.67% (C) , 04/20/2035 (A)	4,400,000	4,372,914
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2, 3-Month Term SOFR + 1.40%, 6.73% (C) , 07/15/2032 (A)	$ 5,200,000	$ 5,205,200
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,683,946	1,500,879
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,266,766
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,497,214
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR, 3-Month Term SOFR + 2.51%, 7.84% (C) , 12/19/2032 (A)	3,100,000	3,100,831
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 6.77% (C) , 07/15/2034 (A)	3,680,000	3,680,173
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	756,011	684,294
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	3,162,803	3,116,208
CARS-DB4 LP
Series 2020-1A, Class A1, 2.69%, 02/15/2050 (A)	1,090,786	1,060,442
Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	5,923,606	5,747,843
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,093,392	3,625,921
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,906,667	3,821,867
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5, 4.93% (C), 05/25/2032	6,715	5,839
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,310,596
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	2,998,309
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,402,706
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.57% (C) , 01/17/2033 (A)	3,500,000	3,503,490
ExteNet LLC
Series 2019-1A, Class A2, 3.20%, 07/25/2049 (A)	2,765,000	2,742,417
First National Master Note Trust
Series 2023-1A, Class A, 5.13%, 04/15/2029	14,450,000	14,284,059
	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	$ 2,431,581	$ 1,839,432
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	2,695,879	2,088,369
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,945,818	3,957,460
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	2,710,835	2,479,863
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 6.09% (C) , 01/25/2036	899,500	373,565
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	6,630,000	6,600,144
Hilton Grand Vacations Trust
Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	277,497	270,730
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	2,507,413	2,504,361
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	1,350,000	1,353,634
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	820,000	824,033
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	2,297,800	2,275,440
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	2,640,025	2,618,476
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,943,139	2,917,441
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (C) , 10/20/2034 (A)	6,500,000	6,497,991
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	221,102	220,880
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	974,754	928,346
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	395,829	372,928
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	766,730	716,191
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	2,692,502	2,490,611
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	2,141,600	1,966,921
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	4,063,922	3,977,818
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	3,592,353	3,633,847
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	3,984,755	3,935,906
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	656,355	637,566
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 6.71% (C) , 07/15/2034 (A)	$ 2,750,000	$ 2,752,717
Pikes Peak CLO 4
Series 2019-4A, Class AR, 3-Month Term SOFR + 1.46%, 6.79% (C) , 07/15/2034 (A)	4,395,000	4,383,775
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/2026	210,158	209,207
Series 2021-1, Class D, 1.13%, 11/16/2026	4,199,103	4,117,455
Series 2021-2, Class D, 1.35%, 07/15/2027	5,923,024	5,758,749
Series 2021-4, Class C, 1.26%, 02/16/2027	5,724,082	5,655,717
Series 2022-2, Class A3, 2.98%, 10/15/2026	246,801	246,499
Series 2023-5, Class A2, 6.31%, 07/15/2027	3,461,527	3,469,457
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 05/20/2036 (A)	241,891	240,367
Series 2019-2A, Class D, 4.54%, 05/20/2036 (A)	245,426	243,010
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	124,157	119,116
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	602,926	579,085
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	1,204,834	1,139,403
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	835,054	787,056
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,142,500	3,085,528
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,128,566	2,118,023
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,688,249	4,694,284
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	2,023,060	2,004,237
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.57% (C) , 07/25/2030 (A)	2,261,160	2,262,290
STORE Master Funding I LLC
Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	1,026,625	988,542
Sunnova Helios V Issuer LLC
Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,188,128	1,771,851
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.56% (C) , 04/25/2031 (A)	4,783,078	4,784,982
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A, 2.56%, 11/25/2031 (A)	4,500,000	4,491,015
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	$ 5,085,000	$ 4,752,354
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R, 3-Month Term SOFR + 1.42%, 6.75% (C) , 07/30/2032 (A)	5,600,000	5,612,438
Venture 43 CLO Ltd.
Series 2021-43A, Class A1, 3-Month Term SOFR + 1.50%, 6.83% (C) , 04/15/2034 (A)	1,100,000	1,100,281
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	1,760,472	1,760,984
VSE VOI Mortgage LLC
Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	174,570	172,595
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	395,086	374,682
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4, 3-Month Term SOFR + 1.81%, 7.14% (C) , 07/20/2029 (A)	3,815,000	3,814,973
Series 2016-2A, Class A2R, 3-Month Term SOFR + 1.84%, 7.17% (C) , 10/20/2028 (A)	2,916,103	2,916,754
Series 2017-2A, Class A2R, 3-Month Term SOFR + 1.88%, 7.21% (C) , 10/20/2029 (A)	4,000,000	4,000,184
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 7.94% (C) , 07/20/2032 (A)	5,000,000	4,986,400
Series 2022-1A, Class C, 3-Month Term SOFR + 2.85%, 8.18% (C) , 04/15/2034 (A)	2,500,000	2,499,960
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	3,525,000	3,527,044
Total Asset-Backed Securities (Cost $245,980,150)		240,592,581
MORTGAGE-BACKED SECURITIES - 9.3%
20 Times Square Trust
Series 2018-20TS, Class C, 3.20% (C), 05/15/2035 (A)	2,550,000	2,198,836
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 7.74% (C) , 09/15/2034 (A)	4,630,000	4,167,578
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 5.65% (C) , 05/25/2035	603,927	545,838
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 6.07% (C) , 03/25/2036	774,185	712,827
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 5.56% (C) , 03/25/2047	240,019	207,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	$ 5,000,000	$ 4,279,069
Series 2019-BPR, Class CNM, 3.84% (C), 11/05/2032 (A)	3,970,000	3,059,221
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 6.64% (C) , 03/15/2037 (A)	7,065,000	6,358,501
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 7.96% (C) , 03/15/2037 (A)	850,000	646,548
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (C), 02/25/2064 (A)	9,844,429	9,818,658
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	1,434,782	1,427,218
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 7.37% (C) , 11/15/2034 (A)	1,825,000	1,401,773
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 5.70% (C) , 04/25/2035	76,767	68,692
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 5.68% (C) , 02/25/2036	1,377,100	1,161,697
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (A)	4,875,059	4,123,836
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (A)	31,308	29,113
Series 2015-PS1, Class A1, 3.75% (C), 09/25/2042 (A)	193,051	175,133
COLT Mortgage Loan Trust
Series 2024-1, Class A1, 5.84% (C), 02/25/2069 (A)	6,844,428	6,777,227
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	3,740,970	3,720,001
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 6.67% (C) , 12/15/2031 (A)	2,295,200	2,180,440
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	11,211,509	9,625,353
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (A)	5,225,371	4,189,063
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	3,218,943	2,718,229
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (A)	3,535,746	3,035,977
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D, 4.10% (C), 12/10/2036 (A)	7,902,000	7,699,116
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	2,914,937	2,886,980
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.95%, 7.27% (C) , 12/15/2036 (A)	$ 3,920,374	$ 3,915,473
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B, 3.77%, 10/10/2032 (A)	1,616,506	1,578,730
GSCG Trust
Series 2019-600C, Class B, 3.16%, 09/06/2034 (A)	1,660,000	614,200
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 5.56% (C) , 05/25/2037	141,337	64,947
ILPT Trust
Series 2019-SURF, Class C, 4.44% (C), 02/11/2041 (A)	1,930,000	1,745,905
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.35% (C), 08/25/2037	561,697	389,124
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	5,000,000	4,879,989
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,821,203
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.71% (C), 03/25/2036	685,691	406,636
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (A)	330,596	318,038
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	3,146,414	2,737,433
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	3,324,032	3,157,360
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (A)	264,358	243,167
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (A)	995,357	926,523
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (A)	4,581,549	4,251,118
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (A)	448,025	415,003
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (A)	287,581	272,846
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	2,447,232	2,291,391
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	1,131,210	1,067,111
Series 2019-3A, Class A1A, 3.75% (C), 11/25/2058 (A)	3,389,585	3,115,335
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	3,915,529	3,523,459
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	4,408,236	4,015,529
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	$ 3,199,666	$ 2,910,263
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	2,583,010	2,424,556
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	10,002,015	9,929,020
Series 2024-NQM3, Class A1, 6.13% (C), 12/25/2063 (A)	9,687,045	9,640,911
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	1,729,609	1,719,950
Series 2024-NQM5, Class A1, 5.99% (C), 12/01/2064 (A)	2,177,368	2,157,772
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	4,310,000	4,310,852
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 5.97% (C) , 02/25/2046	2,254,569	957,222
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 5.85% (C) , 06/25/2037	106,624	66,904
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,271,175	1,181,325
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (C), 07/25/2057 (A)	97,149	95,476
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	1,376,570	1,312,369
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	6,262,390	5,974,832
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	1,089,776	1,051,352
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	2,869,457	2,614,653
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058 (A)	685,985	663,494
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	5,851,979	5,480,404
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	1,306,918	1,208,722
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	9,474,375	8,217,602
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	3,762,817	3,424,157
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,493,248	6,926,902
Total Mortgage-Backed Securities (Cost $212,979,376)		197,234,039
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,510,204
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	319,308	47,015
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
4.50%, 08/01/2052	$ 7,124,685	$ 6,574,633
5.00%, 03/01/2053 - 04/01/2053	21,033,149	19,954,358
5.50%, 03/01/2053	7,708,861	7,487,143
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2054 (B)	65,277,000	49,293,355
2.50%, 05/01/2054 (B)	24,255,000	19,190,262
5.50%, 05/01/2054 (B)	47,495,000	46,089,424
Total U.S. Government Agency Obligations (Cost $159,254,327)		154,146,394
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	1,792,000	1,385,982
Cote d'Ivoire - 0.3%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	5,551,415
Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	684,250
5.50%, 01/27/2025 (F)	1,122,000	1,111,274
		1,795,524
Ecuador - 0.0% (G)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	65,126
2.50% (H), 07/31/2040 (A)	435,840	222,278
3.50% (H), 07/31/2035 (A)	950,976	520,855
		808,259
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,425,175
Total Foreign Government Obligations (Cost $13,166,778)		11,966,355
LOAN ASSIGNMENTS - 0.2%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.59% (C), 03/04/2028	3,186,787	2,809,949
IT Services - 0.1%
Rackspace Technology Global, Inc. First Lien First Out Term Loan 1-Month Term SOFR + 6.25%, 11.55% (C), 05/15/2028	933,558	938,226
Total Loan Assignments (Cost $4,069,428)		3,748,175
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER - 1.7%
Banks - 1.5%
Australia & New Zealand Banking Group Ltd.
5.38% (I), 08/07/2024 (A)	$ 500,000	$ 492,726
HSBC USA, Inc.
5.57% (I), 07/23/2024 (A)	5,956,000	5,879,426
Korea Development Bank
5.47% (I), 07/08/2024	6,700,000	6,630,912
Macquarie Bank Ltd.
5.39% (I), 08/12/2024 (A)	8,300,000	8,167,642
Nordea Bank Abp
5.39% (I), 09/03/2024 (A)	11,000,000	10,795,488
		31,966,194
Financial Services - 0.0% (G)
La Fayette Asset Securitization LLC
5.41% (I), 07/09/2024 (A)	731,000	723,348
Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.
5.61% (I), 09/26/2024 (A)	1,400,000	1,368,889
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.41% (I), 07/16/2024 (A)	2,000,000	1,976,344
Pfizer, Inc.
5.30% (I), 08/01/2024 (A)	1,200,000	1,183,421
		3,159,765
Total Commercial Paper (Cost $37,243,029)		37,218,196
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bills
5.33% (I), 06/13/2024	2,125,400	2,112,003
5.34% (I), 05/02/2024	15,048,000	15,045,796
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
5.36% (I), 05/30/2024 - 06/20/2024	$ 50,432,000	$ 50,164,826
5.37% (I), 05/09/2024	5,951,000	5,944,021
5.38% (I), 06/13/2024	789,600	784,623
5.39% (I), 07/18/2024	11,133,000	11,006,181
Total Short-Term U.S. Government Obligations (Cost $85,060,688)		85,057,450

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (I)	5,680,733	5,680,733
Total Other Investment Company (Cost $5,680,733)		5,680,733

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (I), dated 04/30/2024, to be repurchased at $28,034,036 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $28,592,908.	$ 28,032,089	28,032,089
Total Repurchase Agreement (Cost $28,032,089)		28,032,089
Total Investments (Cost $2,407,725,165)		2,250,627,003
Net Other Assets (Liabilities) - (5.7)%		(121,430,138)
Net Assets - 100.0%		$ 2,129,196,865
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$918,456,222	$—	$918,456,222
U.S. Government Obligations	—	568,494,769	—	568,494,769
Asset-Backed Securities	—	240,592,581	—	240,592,581
Mortgage-Backed Securities	—	197,234,039	—	197,234,039
U.S. Government Agency Obligations	—	154,146,394	—	154,146,394
Foreign Government Obligations	—	11,966,355	—	11,966,355
Loan Assignments	—	3,748,175	—	3,748,175
Commercial Paper	—	37,218,196	—	37,218,196
Short-Term U.S. Government Obligations	—	85,057,450	—	85,057,450
Other Investment Company	5,680,733	—	—	5,680,733
Repurchase Agreement	—	28,032,089	—	28,032,089
Total Investments	$5,680,733	$2,244,946,270	$—	$2,250,627,003
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $774,275,540, representing 36.4% of the
Fund’s net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $7,305,287, collateralized by cash collateral of $5,680,733 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,779,050. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $8,906,120, representing 0.4%
of the Fund's net assets.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2024; the maturity date disclosed is the ultimate maturity date.
(I)	Rate disclosed reflects the yield at April 30, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $2,379,693,076) (including securities loaned of $7,305,287)	$2,222,594,914
Repurchase agreement, at value (cost $28,032,089)	28,032,089
Cash	255,765
Cash collateral pledged at broker for:
TBA commitments	2,843,120
Foreign currency, at value (cost $111)	111
Receivables and other assets:
Investments sold	53,847,476
Net income from securities lending	4,658
Shares of beneficial interest sold	7,452,887
Interest	20,209,275
Prepaid expenses	57,511
Total assets	2,335,297,806
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,680,733
Payables and other liabilities:
Investments purchased	6,792,023
When-issued, delayed-delivery, forward and TBA commitments purchased	125,050,871
Dividends and/or distributions	775,250
Shares of beneficial interest redeemed	66,776,547
Investment management fees	714,215
Distribution and service fees	53,696
Transfer agent fees	161,562
Trustee and CCO fees	4,771
Audit and tax fees	24,450
Custody fees	45,456
Legal fees	499
Printing and shareholder reports fees	374
Other accrued expenses	20,494
Total liabilities	206,100,941
Net assets	$2,129,196,865
Net assets consist of:
Paid-in capital	$2,406,608,743
Total distributable earnings (accumulated losses)	(277,411,878)
Net assets	$2,129,196,865
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$97,710,660
Class C	34,163,053
Class I	1,451,860,725
Class I2	330,220,014
Class R	224,395
Class R6	215,018,018
Shares outstanding (unlimited shares, no par value):
Class A	12,526,397
Class C	4,410,955
Class I	185,661,350
Class I2	42,233,794
Class R	28,770
Class R6	27,536,019
Net asset value per share: (A)
Class A	$7.80
Class C	7.75
Class I	7.82
Class I2	7.82
Class R	7.80
Class R6	7.81
Maximum offering price per share: (B)
Class A	$8.19

(A)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$48,365,173
Net income from securities lending	83,881
Total investment income	48,449,054
Expenses:
Investment management fees	3,879,395
Distribution and service fees:
Class A	123,193
Class C	171,569
Class R	551
Transfer agent fees:
Class A	81,365
Class C	17,603
Class I	678,297
Class I2	15,069
Class R	227
Class R6	5,842
Trustee and CCO fees	37,095
Audit and tax fees	26,152
Custody fees	69,448
Legal fees	60,503
Printing and shareholder reports fees	50,609
Registration fees	99,831
Other	62,323
Total expenses before waiver and/or reimbursement and recapture	5,379,072
Expenses waived and/or reimbursed:
Class I	(199,845)
Class R	(180)
Net expenses	5,179,047
Net investment income (loss)	43,270,007
Net realized gain (loss) on:
Investments	(6,848,684)
Net change in unrealized appreciation (depreciation) on:
Investments	48,879,610
Net realized and change in unrealized gain (loss)	42,030,926
Net increase (decrease) in net assets resulting from operations	$85,300,933
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$43,270,007	$58,402,240
Net realized gain (loss)	(6,848,684)	(49,502,708)
Net change in unrealized appreciation (depreciation)	48,879,610	(13,326,962)
Net increase (decrease) in net assets resulting from operations	85,300,933	(4,427,430)
Dividends and/or distributions to shareholders:
Class A	(1,996,183)	(3,757,805)
Class C	(574,351)	(1,063,539)
Class I	(28,595,828)	(33,941,547)
Class I2	(8,947,688)	(17,004,464)
Class R	(4,320)	(5,213)
Class R6	(3,502,211)	(3,419,110)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(43,620,581)	(59,191,678)
Capital share transactions:
Proceeds from shares sold:
Class A	15,748,761	27,797,795
Class C	6,697,854	7,340,673
Class I	619,516,585	807,428,744
Class I2	75,711,570	256,061,856
Class R	9,412	348,463
Class R6	144,700,997	14,510,356
	862,385,179	1,113,487,887
Dividends and/or distributions reinvested:
Class A	1,783,423	3,322,774
Class C	496,286	929,994
Class I	25,078,534	29,113,123
Class I2	8,946,999	17,005,153
Class R	4,320	5,213
Class R6	3,483,722	3,401,079
	39,793,284	53,777,336
Cost of shares redeemed:
Class A	(16,741,656)	(44,363,547)
Class C	(6,063,812)	(12,312,451)
Class I	(269,401,141)	(451,405,196)
Class I2	(129,134,468)	(175,171,582)
Class R	(1,983)	(144,264)
Class R6	(16,526,088)	(11,558,117)
	(437,869,148)	(694,955,157)
Automatic conversions:
Class A	707,867	1,551,740
Class C	(707,867)	(1,551,740)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	464,309,315	472,310,066
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	2,332 (A)	—
Class C	164 (A)	—
	2,496	—
Net increase (decrease) in net assets	505,992,163	408,690,958
Net assets:
Beginning of period/year	1,623,204,702	1,214,513,744
End of period/year	$2,129,196,865	$1,623,204,702
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,974,272	3,493,066
Class C	846,901	925,011
Class I	77,651,252	101,212,900
Class I2	9,338,777	31,551,176
Class R	1,170	43,385
Class R6	18,112,333	1,814,245
	107,924,705	139,039,783
Shares reinvested:
Class A	223,827	417,262
Class C	62,756	117,623
Class I	3,140,504	3,659,741
Class I2	1,119,720	2,128,999
Class R	542	658
Class R6	437,326	426,827
	4,984,675	6,751,110
Shares redeemed:
Class A	(2,108,616)	(5,552,449)
Class C	(767,372)	(1,551,659)
Class I	(33,871,998)	(56,516,288)
Class I2	(16,302,824)	(21,970,752)
Class R	(248)	(17,851)
Class R6	(2,070,222)	(1,450,841)
	(55,121,280)	(87,059,840)
Automatic conversions:
Class A	89,254	193,868
Class C	(89,900)	(195,212)
	(646)	(1,344)
Net increase (decrease) in shares outstanding:
Class A	178,737	(1,448,253)
Class C	52,385	(704,237)
Class I	46,919,758	48,356,353
Class I2	(5,844,327)	11,709,423
Class R	1,464	26,192
Class R6	16,479,437	790,231
	57,787,454	58,729,709

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.55	$7.78	$9.53	$9.57	$9.43	$8.95
Investment operations:
Net investment income (loss) (A)	0.16	0.28	0.22	0.20	0.22	0.29
Net realized and unrealized gain (loss)	0.25	(0.22)	(1.69)	0.03	0.15	0.49
Total investment operations	0.41	0.06	(1.47)	0.23	0.37	0.78
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.29)	(0.23)	(0.21)	(0.23)	(0.30)
Net realized gains	—	—	(0.05)	(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.16)	(0.29)	(0.28)	(0.27)	(0.23)	(0.30)
Net asset value, end of period/year	$7.80	$7.55	$7.78	$9.53	$9.57	$9.43
Total return (E)	5.40%(C)(F)	0.58%	(15.75)%(D)	2.34%	4.03%	9.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$97,711	$93,194	$107,307	$142,958	$149,010	$132,682
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(G)	0.89%	0.90%	0.88%	0.93%	0.94%
Including waiver and/or reimbursement and recapture	0.84%(G)	0.89%(H)	0.90%(H)	0.88%	0.93%	0.94%(H)
Net investment income (loss) to average net assets	4.01%(G)	3.51%	2.51%	2.07%	2.36%	3.20%
Portfolio turnover rate	32%(F)	47%	40%	42%	39%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.49	$7.72	$9.47	$9.50	$9.37	$8.89
Investment operations:
Net investment income (loss) (A)	0.13	0.23	0.16	0.14	0.16	0.23
Net realized and unrealized gain (loss)	0.26	(0.23)	(1.69)	0.04	0.15	0.49
Total investment operations	0.39	—	(1.53)	0.18	0.31	0.72
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.23)	(0.17)	(0.15)	(0.18)	(0.24)
Net realized gains	—	—	(0.05)	(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.13)	(0.23)	(0.22)	(0.21)	(0.18)	(0.24)
Net asset value, end of period/year	$7.75	$7.49	$7.72	$9.47	$9.50	$9.37
Total return (E)	5.07%(C)(F)	(0.10)%	(16.40)%(D)	1.80%	3.31%	8.24%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,163	$32,667	$39,109	$71,237	$89,962	$80,239
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.53%(G)	1.55%	1.53%	1.50%	1.53%	1.56%
Including waiver and/or reimbursement and recapture	1.53%(G)	1.55%(H)	1.53%(H)	1.50%	1.53%	1.56%(H)
Net investment income (loss) to average net assets	3.31%(G)	2.85%	1.85%	1.45%	1.76%	2.56%
Portfolio turnover rate	32%(F)	47%	40%	42%	39%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.57	$7.79	$9.55	$9.59	$9.45	$8.96
Investment operations:
Net investment income (loss) (A)	0.17	0.31	0.25	0.24	0.26	0.33
Net realized and unrealized gain (loss)	0.25	(0.21)	(1.70)	0.02	0.15	0.50
Total investment operations	0.42	0.10	(1.45)	0.26	0.41	0.83
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.32)	(0.26)	(0.24)	(0.27)	(0.34)
Net realized gains	—	—	(0.05)	(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.17)	(0.32)	(0.31)	(0.30)	(0.27)	(0.34)
Net asset value, end of period/year	$7.82	$7.57	$7.79	$9.55	$9.59	$9.45
Total return	5.57%(D)	1.11%	(15.48)%(C)	2.73%	4.46%	9.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,451,861	$1,049,832	$704,476	$1,144,560	$1,286,752	$1,084,474
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53%(E)	0.54%	0.54%	0.53%	0.56%	0.58%
Including waiver and/or reimbursement and recapture	0.50%(E)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	4.35%(E)	3.93%	2.89%	2.45%	2.78%	3.57%
Portfolio turnover rate	32%(D)	47%	40%	42%	39%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.57	$7.80	$9.56	$9.59	$9.45	$8.96
Investment operations:
Net investment income (loss) (A)	0.18	0.32	0.26	0.24	0.26	0.34
Net realized and unrealized gain (loss)	0.25	(0.23)	(1.70)	0.04	0.16	0.49
Total investment operations	0.43	0.09	(1.44)	0.28	0.42	0.83
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.32)	(0.27)	(0.25)	(0.28)	(0.34)
Net realized gains	—	—	(0.05)	(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.18)	(0.32)	(0.32)	(0.31)	(0.28)	(0.34)
Net asset value, end of period/year	$7.82	$7.57	$7.80	$9.56	$9.59	$9.45
Total return	5.60%(B)	1.03%	(15.42)%	2.90%	4.52%	9.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$330,220	$363,743	$283,641	$376,686	$352,650	$84,016
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.44%(C)	0.45%	0.45%	0.43%	0.46%	0.47%
Including waiver and/or reimbursement and recapture	0.44%(C)	0.45%	0.45%	0.43%	0.46%	0.47%(D)
Net investment income (loss) to average net assets	4.42%(C)	3.97%	2.95%	2.52%	2.73%	3.73%
Portfolio turnover rate	32%(B)	47%	40%	42%	39%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$7.55	$7.79	$9.14
Investment operations:
Net investment income (loss) (B)	0.15	0.28	0.16
Net realized and unrealized gain (loss)	0.25	(0.23)	(1.36)
Total investment operations	0.40	0.05	(1.20)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.29)	(0.15)
Net asset value, end of period/year	$7.80	$7.55	$7.79
Total return	5.33%(C)	0.52%	(13.24)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$224	$206	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14%(D)	0.96%	1.20%(D)
Including waiver and/or reimbursement and recapture	0.97%(D)	0.95%	0.76%(D)
Net investment income (loss) to average net assets	3.88%(D)	3.57%	2.89%(D)
Portfolio turnover rate	32%(C)	47%	40%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.56	$7.79	$9.55	$9.58	$9.45	$8.96
Investment operations:
Net investment income (loss) (A)	0.18	0.32	0.26	0.24	0.27	0.34
Net realized and unrealized gain (loss)	0.25	(0.23)	(1.70)	0.04	0.14	0.49
Total investment operations	0.43	0.09	(1.44)	0.28	0.41	0.83
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.32)	(0.27)	(0.25)	(0.28)	(0.34)
Net realized gains	—	—	(0.05)	(0.06)	—	—
Total dividends and/or distributions to shareholders	(0.18)	(0.32)	(0.32)	(0.31)	(0.28)	(0.34)
Net asset value, end of period/year	$7.81	$7.56	$7.79	$9.55	$9.58	$9.45
Total return	5.61%(B)	1.03%	(15.43)%	2.90%	4.41%	9.49%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$215,018	$83,563	$79,972	$26,448	$23,672	$19,805
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.44%(C)	0.45%	0.45%	0.43%	0.45%	0.48%
Including waiver and/or reimbursement and recapture	0.44%(C)	0.45%	0.45%	0.43%(D)	0.45%	0.48%(D)
Net investment income (loss) to average net assets	4.46%(C)	3.97%	3.05%	2.52%	2.83%	3.65%
Portfolio turnover rate	32%(B)	47%	40%	42%	39%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2024. Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at April 30, 2024, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$5,680,733	$—	$—	$—	$5,680,733
Total Borrowings	$5,680,733	$—	$—	$—	$5,680,733
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$447,131,342	21.00%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 Million	0.410%
$500 million up to $1 billion	0.390
$1 billion up to $1.5 billion	0.380
over $1.5 billion	0.375
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	0.93%	March 1, 2025
Class C	1.59	March 1, 2025
Class I, Class I2, Class R6	0.50	March 1, 2025
Class R	1.01	March 1, 2025
Prior to March 1, 2024
Class R	1.18
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class I	$178,975	$403,265	$388,643	$199,845	$1,170,728

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$42,441	$1,751
Class C	—	1,612
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$787,932	$159,908
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$505,605,816	$499,138,617	$207,525,560	$379,282,704
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,407,725,165	$6,064,190	$(163,162,352)	$(157,098,162)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA BOND 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Capital Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Capital Growth

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,288.70	$6.32	$1,019.30	$5.57	1.11%
Class C	1,000.00	1,284.00	10.68	1,015.50	9.42	1.88
Class I	1,000.00	1,290.70	4.67	1,020.80	4.12	0.82
Class I2	1,000.00	1,292.00	4.16	1,021.20	3.67	0.73
Class R	1,000.00	1,287.20	8.02	1,017.90	7.07	1.41
Class R6	1,000.00	1,292.00	4.22	1,021.20	3.72	0.74

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	95.3%
Repurchase Agreement	4.4
Other Investment Company	1.3
Over-the-Counter Foreign Exchange Options Purchased	0.2
Net Other Assets (Liabilities)	(1.2)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Automobiles - 5.8%
Rivian Automotive, Inc., Class A (A)(B)	160,909	$ 1,432,090
Tesla, Inc. (A)	418,120	76,633,034
		78,065,124
Biotechnology - 1.3%
ProKidney Corp. (A)(B)	729,049	1,505,486
Roivant Sciences Ltd. (A)	1,462,372	15,939,855
		17,445,341
Broadline Retail - 5.0%
Global-e Online Ltd. (A)	868,681	29,126,874
MercadoLibre, Inc. (A)	26,160	38,159,592
		67,286,466
Capital Markets - 2.5%
Coinbase Global, Inc., Class A (A)	58,096	11,847,517
Intercontinental Exchange, Inc.	161,542	20,800,148
		32,647,665
Chemicals - 0.1%
Ginkgo Bioworks Holdings, Inc. (A)(B)	1,321,042	1,177,181
Entertainment - 4.7%
ROBLOX Corp., Class A (A)	1,776,418	63,169,424
Financial Services - 8.4%
Adyen NV (A)(C)	43,240	51,801,525
Affirm Holdings, Inc. (A)	1,912,195	60,960,776
		112,762,301
Ground Transportation - 3.3%
Uber Technologies, Inc. (A)	660,401	43,764,774
Health Care Providers & Services - 1.5%
agilon health, Inc. (A)(B)	3,564,880	19,606,840
Health Care Technology - 0.6%
Doximity, Inc., Class A (A)	334,932	8,135,498
Hotels, Restaurants & Leisure - 13.3%
Airbnb, Inc., Class A (A)	407,419	64,604,431
DoorDash, Inc., Class A (A)	877,531	113,429,657
		178,034,088
IT Services - 22.0%
Cloudflare, Inc., Class A (A)	1,455,427	127,204,320
Shopify, Inc., Class A (A)	1,230,491	86,380,468
Snowflake, Inc., Class A (A)	521,339	80,911,813
		294,496,601
Leisure Products - 0.3%
Peloton Interactive, Inc., Class A (A)	1,419,585	4,414,909
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc., Class A (A)	206,691	$ 6,051,884
Media - 6.9%
Trade Desk, Inc., Class A (A)	1,110,143	91,975,348
Pharmaceuticals - 4.8%
Royalty Pharma PLC, Class A	2,300,501	63,723,878
Software - 8.9%
Aurora Innovation, Inc. (A)	5,285,246	14,666,557
Bill Holdings, Inc. (A)	383,548	23,918,053
MicroStrategy, Inc., Class A (A)(B)	48,458	51,609,224
Samsara, Inc., Class A (A)	804,789	28,111,280
		118,305,114
Specialty Retail - 5.4%
Carvana Co. (A)	872,686	72,363,123
Total Common Stocks (Cost $1,296,332,187)		1,273,425,559
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	17,396,759	17,396,759
Total Other Investment Company (Cost $17,396,759)		17,396,759

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $59,010,890 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $60,186,934.	$ 59,006,792	59,006,792
	Total Repurchase Agreement (Cost $59,006,792)	59,006,792
	Total Investments Excluding Options Purchased (Cost $1,372,735,738)	1,349,829,110
	Total Options Purchased - 0.2% (Cost $5,899,088)	2,292,811
	Total Investments (Cost $1,378,634,826)	1,352,121,921
	Net Other Assets (Liabilities) - (1.2)%	(15,887,710)
	Net Assets - 100.0%	$ 1,336,234,211
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	7.57	05/24/2024	USD	340,798,209	$1,441,917	$21,130
Put – USD vs. CNH	GSI	USD	7.68	01/06/2025	USD	377,482,630	1,428,317	968,243
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	363,420,708	1,542,721	1,203,286
Put – USD vs. CNH	JPM	USD	7.79	08/12/2024	USD	358,969,285	1,486,133	100,152
Total							$5,899,088	$2,292,811
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,221,624,034	$51,801,525	$—	$1,273,425,559
Other Investment Company	17,396,759	—	—	17,396,759
Repurchase Agreement	—	59,006,792	—	59,006,792
Over-the-Counter Foreign Exchange Options Purchased	—	2,292,811	—	2,292,811
Total Investments	$1,239,020,793	$113,101,128	$—	$1,352,121,921
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing securities.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $26,979,728, collateralized by cash collateral of $17,396,759 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,538,547. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $51,801,525, representing 3.9% of the
Fund’s net assets.

(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,319,628,034) (including securities loaned of $26,979,728)	$1,293,115,129
Repurchase agreement, at value (cost $59,006,792)	59,006,792
Cash collateral pledged at broker for:
OTC derivatives (A)	10,000
Foreign currency, at value (cost $1,064)	1,056
Receivables and other assets:
Investments sold	11,992,631
Net income from securities lending	37,489
Shares of beneficial interest sold	509,981
Interest	4,098
Prepaid expenses	5,614
Total assets	1,364,682,790
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,396,759
Cash collateral at broker for:
OTC derivatives (A)	2,280,000
Payables and other liabilities:
Investments purchased	3,294,900
Shares of beneficial interest redeemed	4,116,024
Due to custodian	10,000
Investment management fees	848,174
Distribution and service fees	218,297
Transfer agent fees	172,655
Trustee and CCO fees	3,336
Audit and tax fees	18,851
Custody fees	33,692
Legal fees	4,590
Printing and shareholder reports fees	52,517
Registration fees	(20,949)
Other accrued expenses	19,733
Total liabilities	28,448,579
Net assets	$1,336,234,211
Net assets consist of:
Paid-in capital	$2,094,847,606
Total distributable earnings (accumulated losses)	(758,613,395)
Net assets	$1,336,234,211
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$370,872,759
Class C	135,733,519
Class I	728,007,276
Class I2	80,001,315
Class R	7,516
Class R6	21,611,826
Shares outstanding (unlimited shares, no par value):
Class A	15,048,060
Class C	8,226,946
Class I	27,100,359
Class I2	10,516,074
Class R	306
Class R6	2,839,693
Net asset value per share: (B)
Class A	$24.65
Class C	16.50
Class I	26.86
Class I2	7.61
Class R	24.56
Class R6	7.61
Maximum offering price per share: (C)
Class A	$26.08

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$943,205
Interest income	640,481
Net income from securities lending	98,890
Withholding taxes on foreign income	(8,550)
Total investment income	1,674,026
Expenses:
Investment management fees	4,923,319
Distribution and service fees:
Class A	492,018
Class C	741,453
Class R	19
Transfer agent fees:
Class A	338,483
Class C	151,107
Class I	424,936
Class I2	2,417
Class R	12
Class R6	845
Trustee and CCO fees	27,938
Audit and tax fees	19,331
Custody fees	49,063
Legal fees	43,044
Printing and shareholder reports fees	85,853
Registration fees	66,167
Other	34,524
Total expenses before waiver and/or reimbursement and recapture	7,400,529
Expenses waived and/or reimbursed:
Class A	(77,251)
Class C	(37,796)
Class I	(46,551)
Class I2	(949)
Class R	(5)
Class R6	(100)
Recapture of previously waived and/or reimbursed fees:
Class A	366
Class C	73
Class I	280
Class I2	949
Class R6	710
Net expenses	7,240,255
Net investment income (loss)	(5,566,229)
Net realized gain (loss) on:
Investments	(28,824,984)
Foreign currency transactions	3,426
Net realized gain (loss)	(28,821,558)
Net change in unrealized appreciation (depreciation) on:
Investments	378,603,587
Translation of assets and liabilities denominated in foreign currencies	261
Net change in unrealized appreciation (depreciation)	378,603,848
Net realized and change in unrealized gain (loss)	349,782,290
Net increase (decrease) in net assets resulting from operations	$344,216,061
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$(5,566,229)	$(11,003,648)
Net realized gain (loss)	(28,821,558)	(401,887,058)
Net change in unrealized appreciation (depreciation)	378,603,848	371,091,464
Net increase (decrease) in net assets resulting from operations	344,216,061	(41,799,242)
Capital share transactions:
Proceeds from shares sold:
Class A	18,034,386	44,973,424
Class C	4,628,102	11,447,857
Class I	98,461,055	256,081,392
Class I2	41,987,839	11,573,045
Class R6	2,567,669	12,224,909
	165,679,051	336,300,627
Cost of shares redeemed:
Class A	(64,378,293)	(116,023,531)
Class C	(24,658,213)	(43,146,601)
Class I	(242,625,631)	(539,265,178)
Class I2	(7,378,815)	(3,146,112)
Class R6	(4,280,118)	(13,097,776)
	(343,321,070)	(714,679,198)
Automatic conversions:
Class A	4,565,643	6,302,668
Class C	(4,565,643)	(6,302,668)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(177,642,019)	(378,378,571)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,468 (A)	—
Class C	642 (A)	—
	2,110	—
Net increase (decrease) in net assets	166,576,152	(420,177,813)
Net assets:
Beginning of period/year	1,169,658,059	1,589,835,872
End of period/year	$1,336,234,211	$1,169,658,059
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	731,493	2,234,996
Class C	278,491	828,941
Class I	3,772,714	11,718,422
Class I2	5,526,258	1,827,675
Class R6	365,122	2,041,409
	10,674,078	18,651,443
Shares redeemed:
Class A	(2,583,224)	(5,846,088)
Class C	(1,480,772)	(3,203,745)
Class I	(9,006,064)	(24,958,021)
Class I2	(913,319)	(526,671)
Class R6	(565,921)	(2,093,351)
	(14,549,300)	(36,627,876)
Automatic conversions:
Class A	183,893	294,134
Class C	(274,177)	(436,358)
	(90,284)	(142,224)
Net increase (decrease) in shares outstanding:
Class A	(1,667,838)	(3,316,958)
Class C	(1,476,458)	(2,811,162)
Class I	(5,233,350)	(13,239,599)
Class I2	4,612,939	1,301,004
Class R6	(200,799)	(51,942)
	(3,965,506)	(18,118,657)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$19.12	$19.80	$60.69	$46.11	$26.93	$26.81
Investment operations:
Net investment income (loss) (A)	(0.11)	(0.18)	(0.28)	(0.53)	(0.37)	(0.26)
Net realized and unrealized gain (loss)	5.64	(0.50)	(31.69)	17.94	22.30	1.55
Total investment operations	5.53	(0.68)	(31.97)	17.41	21.93	1.29
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.00)(B)	—	—	—
Net realized gains	—	—	(8.92)	(2.83)	(2.75)	(1.17)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	—	—	(8.92)	(2.83)	(2.75)	(1.17)
Net asset value, end of period/year	$24.65	$19.12	$19.80	$60.69	$46.11	$26.93
Total return (E)	28.87%(C)(F)	(3.48)%	(60.80)%(D)	38.29%	89.28%	5.40%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$370,873	$319,552	$396,598	$1,213,394	$844,139	$425,595
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15%(G)	1.20%	1.10%	1.01%	1.08%	1.18%
Including waiver and/or reimbursement and recapture	1.11%(G)	1.16%	1.10%(H)	1.01%	1.08%	1.18%(H)
Net investment income (loss) to average net assets	(0.88)%(G)	(0.91)%	(0.94)%	(0.95)%	(1.04)%	(0.92)%
Portfolio turnover rate	11%(F)	26%	46%	63%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.85	$13.40	$44.66	$34.77	$21.08	$21.41
Investment operations:
Net investment income (loss) (A)	(0.14)	(0.23)	(0.36)	(0.70)	(0.48)	(0.37)
Net realized and unrealized gain (loss)	3.79	(0.32)	(21.98)	13.42	16.92	1.21
Total investment operations	3.65	(0.55)	(22.34)	12.72	16.44	0.84
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(8.92)	(2.83)	(2.75)	(1.17)
Net asset value, end of period/year	$16.50	$12.85	$13.40	$44.66	$34.77	$21.08
Total return (E)	28.40%(C)(F)	(4.18)%	(61.12)%(D)	37.23%	87.95%	4.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,734	$124,654	$167,725	$594,592	$425,798	$206,156
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.93%(G)	1.98%	1.86%	1.77%	1.83%	1.93%
Including waiver and/or reimbursement and recapture	1.88%(G)	1.90%	1.86%(H)	1.77%	1.83%	1.93%(H)
Net investment income (loss) to average net assets	(1.65)%(G)	(1.64)%	(1.70)%	(1.70)%	(1.79)%	(1.67)%
Portfolio turnover rate	11%(F)	26%	46%	63%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
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Semi-Annual Report 2024

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$20.81	$21.48	$64.85	$49.02	$28.40	$28.13
Investment operations:
Net investment income (loss) (A)	(0.08)	(0.13)	(0.22)	(0.44)	(0.31)	(0.20)
Net realized and unrealized gain (loss)	6.13	(0.54)	(34.23)	19.10	23.68	1.64
Total investment operations	6.05	(0.67)	(34.45)	18.66	23.37	1.44
Contributions from affiliate	—	—	0.04 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(8.92)	(2.83)	(2.75)	(1.17)
Return of capital	—	—	(0.04)	—	—	—
Total dividends and/or distributions to shareholders	—	—	(8.96)	(2.83)	(2.75)	(1.17)
Net asset value, end of period/year	$26.86	$20.81	$21.48	$64.85	$49.02	$28.40
Total return	29.07%(C)	(3.16)%	(60.63)%(B)	38.57%	89.76%	5.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$728,006	$672,765	$978,757	$3,792,557	$2,393,493	$1,049,618
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83%(D)	0.86%	0.82%	0.78%	0.84%	0.92%
Including waiver and/or reimbursement and recapture	0.82%(D)	0.83%	0.81%	0.78%	0.84%	0.92%
Net investment income (loss) to average net assets	(0.59)%(D)	(0.57)%	(0.65)%	(0.73)%	(0.81)%	(0.66)%
Portfolio turnover rate	11%(C)	26%	46%	63%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.89	$6.07	$25.60	$20.68	$13.45	$13.97
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.08)	(0.15)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	1.74	(0.15)	(10.53)	7.90	10.09	0.73
Total investment operations	1.72	(0.18)	(10.61)	7.75	9.98	0.65
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(8.92)	(2.83)	(2.75)	(1.17)
Net asset value, end of period/year	$7.61	$5.89	$6.07	$25.60	$20.68	$13.45
Total return	29.20%(B)	(3.12)%	(60.64)%	38.69%	90.02%	5.82%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,001	$34,765	$27,957	$473,580	$402,583	$316,761
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(C)	0.76%	0.73%	0.69%	0.73%	0.80%
Including waiver and/or reimbursement and recapture	0.73%(C)	0.75%	0.72%	0.69%	0.73%	0.80%
Net investment income (loss) to average net assets	(0.50)%(C)	(0.50)%	(0.60)%	(0.63)%	(0.69)%	(0.54)%
Portfolio turnover rate	11%(B)	26%	46%	63%	52%	90%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$19.08	$19.81	$32.68
Investment operations:
Net investment income (loss) (B)	(0.15)	(0.24)	(0.14)
Net realized and unrealized gain (loss)	5.63	(0.49)	(12.73)
Total investment operations	5.48	(0.73)	(12.87)
Contributions from affiliate	—	—	—
Net asset value, end of period/year	$24.56	$19.08	$19.81
Total return	28.72%(C)	(3.78)%	(39.32)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8	$6	$6
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.55%(D)	1.63%	1.56%(D)
Including waiver and/or reimbursement and recapture	1.41%(D)	1.41%	1.11%(D)
Net investment income (loss) to average net assets	(1.20)%(D)	(1.16)%	(0.92)%(D)
Portfolio turnover rate	11%(C)	26%	46%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$5.89	$6.08	$25.60	$20.68	$13.45	$13.37
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.03)	(0.05)	(0.15)	(0.11)	(0.00)(C)
Net realized and unrealized gain (loss)	1.74	(0.16)	(10.55)	7.90	10.09	0.08
Total investment operations	1.72	(0.19)	(10.60)	7.75	9.98	0.08
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(8.92)	(2.83)	(2.75)	—
Net asset value, end of period/year	$7.61	$5.89	$6.08	$25.60	$20.68	$13.45
Total return	29.20%(D)	(3.12)%	(60.64)%	38.69%	90.02%	0.60%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,612	$17,916	$18,793	$47,106	$24,890	$15,184
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(E)	0.76%	0.73%	0.69%	0.73%	0.76%(E)
Including waiver and/or reimbursement and recapture	0.74%(E)	0.74%	0.72%	0.69%	0.73%	0.76%(E)
Net investment income (loss) to average net assets	(0.51)%(E)	(0.49)%	(0.55)%	(0.63)%	(0.70)%	(0.56)%(E)
Portfolio turnover rate	11%(D)	26%	46%	63%	52%	90%

(A)	Commenced operations on October 18, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.00 or $(0.00).
(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Capital Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers six classes of shares, Class A, Class C, Class I, Class I2, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
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Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
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Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$17,396,759	$—	$—	$—	$17,396,759
Total Borrowings	$17,396,759	$—	$—	$—	$17,396,759
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
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Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2024, are included within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$2,292,811	$—	$—	$—	$2,292,811
Total	$—	$2,292,811	$—	$—	$—	$2,292,811

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(1,317,057)	$—	$—	$—	$(1,317,057)
Total	$—	$(1,317,057)	$—	$—	$—	$(1,317,057)
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(3,270,667)	$—	$—	$—	$(3,270,667)
Total	$—	$(3,270,667)	$—	$—	$—	$(3,270,667)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Options:
Average value of option contracts purchased	$1,963,117
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fundmay be required to pledge collateral on derivatives to a counterparty if the Fundis in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2024. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs & Co.	$968,243	$—	$(968,243)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,303,438	—	(1,230,000)	73,438	—	—	—	—
Standard Chartered Bank	21,130	—	(21,130)	—	—	—	—	—
Total	$2,292,811	$—	$(2,219,373)	$73,438	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$74,561,869	5.58%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
Effective November 1, 2023
First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion	0.5500
Prior to November 1, 2023
First $1.5 billion	0.7075
Over $1.5 billion up to $3 billion	0.6415
Over $3 billion up to $5 billion	0.6300
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective November 1, 2023
Class A	1.11%	March 1, 2025
Class C	1.88	March 1, 2025
Class I	0.82	March 1, 2025
Class I2, Class R6	0.74	March 1, 2025
Class R	1.41	March 1, 2025
Prior to November 1, 2023
Class A	1.16
Class C	1.90
Class I	0.83
Class I2	0.78
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$—	$143,914	$77,251	$221,165
Class C	—	—	117,824	37,796	155,620
Class I	—	207,520	238,404	46,551	492,475
Class R	—	—	7	5	12
Class R6	—	—	4,854	100	4,954

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$225,560	$43
Class C	—	5,933
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$905,882	$167,182
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Capital Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$151,344,952	$—	$377,583,244	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,378,634,826	$300,377,244	$(326,890,149)	$(26,512,905)
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 TA CAP GROWTH 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2015
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2015

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,106.20	$4.45	$1,020.60	$4.27	0.85%
Class R3	1,000.00	1,108.40	2.46	1,022.50	2.36	0.47
Class R6	1,000.00	1,109.10	1.05	1,023.90	1.01	0.20

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.2%
U.S. Equity Funds	25.9
International Equity Funds	13.9
International Fixed Income Fund	5.1
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	0.5
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.7%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	32,558	$ 250,041
Transamerica International Focus (A)	60,250	495,860
Transamerica International Stock (A)	42,111	494,805
		1,240,706
International Fixed Income Fund - 5.1%
Transamerica Emerging Markets Debt (A)	140,143	1,272,502
U.S. Equity Funds - 13.4%
Transamerica Capital Growth (A)(B)	46,511	353,949
Transamerica Large Cap Value (A)	76,497	1,051,064
Transamerica Mid Cap Growth (A)(B)	39,921	370,464
Transamerica Mid Cap Value Opportunities (A)	33,292	372,533
Transamerica Small Cap Growth (A)	37,915	248,725
Transamerica Small Cap Value (A)	45,055	248,253
Transamerica US Growth (A)	23,183	679,732
		3,324,720
U.S. Fixed Income Funds - 30.2%
Transamerica Bond (A)	733,854	5,731,403
Transamerica High Yield Bond (A)	224,133	1,779,614
		7,511,017
Total Investment Companies (Cost $15,226,813)		13,348,945
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 8.9%
iShares Core MSCI EAFE ETF	20,815	1,494,517
iShares Core MSCI Emerging Markets ETF	4,835	249,728
iShares Global REIT ETF	21,685	479,672
		2,223,917
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.5%
iShares Core S&P 500 ETF	6,138	$ 3,096,253
U.S. Fixed Income Funds - 24.0%
iShares 0-5 Year TIPS Bond ETF	24,234	2,403,528
iShares Core U.S. Aggregate Bond ETF	37,315	3,553,507
		5,957,035
Total Exchange-Traded Funds (Cost $11,856,187)		11,277,205

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $107,349 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $109,674.	$ 107,342	107,342
Total Repurchase Agreement (Cost $107,342)		107,342
Total Investments (Cost $27,190,342)		24,733,492
Net Other Assets (Liabilities) - 0.5%		131,992
Net Assets - 100.0%		$ 24,865,484
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$13,348,945	$—	$—	$13,348,945
Exchange-Traded Funds	11,277,205	—	—	11,277,205
Repurchase Agreement	—	107,342	—	107,342
Total Investments	$24,626,150	$107,342	$—	$24,733,492
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,576,025	$167,512	$(195,762)	$(39,620)	$223,248	$5,731,403	733,854	$128,613	$—
Transamerica Capital Growth	303,471	—	(40,406)	10,786	80,098	353,949	46,511	—	—
Transamerica Emerging Markets Debt	1,231,287	30,111	(76,460)	(12,235)	99,799	1,272,502	140,143	30,111	—
Transamerica Emerging Markets Opportunities	229,241	21,336	(22,126)	(10,637)	32,227	250,041	32,558	6,712	—
Transamerica High Yield Bond	1,712,946	54,539	(64,195)	(9,776)	86,100	1,779,614	224,133	54,534	—
Transamerica International Focus	473,248	40,694	(50,342)	(11,427)	43,687	495,860	60,250	17,163	23,531
Transamerica International Stock	475,772	17,368	(80,882)	(1,924)	84,471	494,805	42,111	17,368	—
Transamerica Large Cap Value	1,002,542	82,757	(177,303)	(9,136)	152,204	1,051,064	76,497	6,709	76,048
Transamerica Mid Cap Growth	340,715	—	(54,708)	(30,483)	114,940	370,464	39,921	—	—
Transamerica Mid Cap Value Opportunities	356,803	18,353	(32,344)	(10,976)	40,697	372,533	33,292	3,908	14,445
Transamerica Small Cap Growth	223,467	11,246	(11,815)	(4,890)	30,717	248,725	37,915	—	11,246
Transamerica Small Cap Value	216,515	7,580	(6,242)	(8,551)	38,951	248,253	45,055	7,580	—
Transamerica US Growth	658,877	24,120	(138,596)	35,449	99,882	679,732	23,183	—	24,120
Total	$12,800,909	$475,616	$(951,181)	$(103,420)	$1,127,021	$13,348,945	1,535,423	$272,698	$149,390

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $15,226,813)	$13,348,945
Unaffiliated investments, at value (cost $11,856,187)	11,277,205
Repurchase agreement, at value (cost $107,342)	107,342
Receivables and other assets:
Investments sold	142,964
Net income from securities lending	201
Dividends from affiliated investments	34,550
Interest	8
Due from investment manager	7,072
Prepaid expenses	12,402
Total assets	24,930,689
Liabilities:
Payables and other liabilities:
Investments purchased	34,550
Distribution and service fees	11,259
Transfer agent fees	3,551
Trustee and CCO fees	83
Audit and tax fees	11,487
Custody fees	346
Legal fees	44
Printing and shareholder reports fees	1,297
Other accrued expenses	2,588
Total liabilities	65,205
Net assets	$24,865,484
Net assets consist of:
Paid-in capital	$28,488,008
Total distributable earnings (accumulated losses)	(3,622,524)
Net assets	$24,865,484
Net assets by class:
Class R1	$24,480,721
Class R3	12,815
Class R6	371,948
Shares outstanding (unlimited shares, no par value):
Class R1	3,406,093
Class R3	1,790
Class R6	51,329
Net asset value per share:
Class R1	$7.19
Class R3	7.16
Class R6	7.25
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$272,698
Dividend income from unaffiliated investments	135,297
Interest income from unaffiliated investments	2,656
Net income from securities lending	447
Total investment income	411,098
Expenses:
Investment management fees	12,618
Distribution and service fees:
Class R1	62,140
Class R3	16
Transfer agent fees:
Class R1	19,574
Class R3	10
Class R6	14
Trustee and CCO fees	498
Audit and tax fees	11,532
Custody fees	503
Legal fees	797
Printing and shareholder reports fees	2,042
Registration fees	31,891
Other	6,452
Total expenses before waiver and/or reimbursement and recapture	148,087
Expenses waived and/or reimbursed:
Class R1	(41,410)
Class R3	(51)
Class R6	(615)
Recapture of previously waived and/or reimbursed fees:
Class R3	22
Class R6	2
Net expenses	106,035
Net investment income (loss)	305,063
Net realized gain (loss) on:
Affiliated investments	(103,420)
Unaffiliated investments	(10,852)
Capital gain distributions received from affiliated investment companies	149,390
Net realized gain (loss)	35,118
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,127,021
Unaffiliated investments	1,034,936
Net change in unrealized appreciation (depreciation)	2,161,957
Net realized and change in unrealized gain (loss)	2,197,075
Net increase (decrease) in net assets resulting from operations	$2,502,138
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$305,063	$559,332
Net realized gain (loss)	35,118	(1,141,791)
Net change in unrealized appreciation (depreciation)	2,161,957	1,680,109
Net increase (decrease) in net assets resulting from operations	2,502,138	1,097,650
Dividends and/or distributions to shareholders:
Class R1	(575,256)	(8,812,376)
Class R3	(346)	(3,961)
Class R6	(10,715)	(190,086)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(586,317)	(9,006,423)
Capital share transactions:
Proceeds from shares sold:
Class R1	2,748	43,587
Class R6	—	6,524
	2,748	50,111
Dividends and/or distributions reinvested:
Class R1	575,256	8,812,376
Class R3	346	3,961
Class R6	10,715	190,086
	586,317	9,006,423
Cost of shares redeemed:
Class R1	(1,501,649)	(3,126,742)
Class R6	(2,684)	(222,541)
	(1,504,333)	(3,349,283)
Net increase (decrease) in net assets resulting from capital share transactions	(915,268)	5,707,251
Net increase (decrease) in net assets	1,000,553	(2,201,522)
Net assets:
Beginning of period/year	23,864,931	26,066,453
End of period/year	$24,865,484	$23,864,931
Capital share transactions - shares:
Shares issued:
Class R1	377	6,213
Class R6	—	816
	377	7,029
Shares reinvested:
Class R1	80,119	1,339,267
Class R3	48	605
Class R6	1,482	28,714
	81,649	1,368,586
Shares redeemed:
Class R1	(209,748)	(434,615)
Class R6	(365)	(33,604)
	(210,113)	(468,219)
Net increase (decrease) in shares outstanding:
Class R1	(129,252)	910,865
Class R3	48	605
Class R6	1,117	(4,074)
	(128,087)	907,396
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.65	$9.72	$12.39	$10.94	$10.67	$10.24
Investment operations:
Net investment income (loss) (A)	0.09	0.15	0.34	0.10	0.13	0.16
Net realized and unrealized gain (loss)	0.62	0.20	(2.30)	1.67	0.48	0.81
Total investment operations	0.71	0.35	(1.96)	1.77	0.61	0.97
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.24)	(0.24)	(0.10)	(0.16)	(0.17)
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)	(0.37)
Total dividends and/or distributions to shareholders	(0.17)	(3.42)	(0.71)	(0.32)	(0.34)	(0.54)
Net asset value, end of period/year	$7.19	$6.65	$9.72	$12.39	$10.94	$10.67
Total return	10.62%(B)	3.91%	(16.85)%	16.40%	5.89%	10.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$24,480	$23,515	$25,522	$35,199	$33,907	$37,914
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.18%(D)	1.14%	1.08%	1.26%	1.26%	1.26%
Including waiver and/or reimbursement and recapture (E)	0.85%(D)	0.85%	0.88%	1.14%	1.14%	1.12%
Net investment income (loss) to average net assets	2.41%(D)	2.14%	3.12%	0.80%	1.20%	1.53%
Portfolio turnover rate	1%(B)	6%	101%	7%	12%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.06% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$6.64	$9.75	$12.38	$10.93	$10.68	$9.99
Investment operations:
Net investment income (loss) (B)	0.10	0.18	0.36	0.12	0.15	0.11
Net realized and unrealized gain (loss)	0.62	0.20	(2.29)	1.69	0.48	0.58
Total investment operations	0.72	0.38	(1.93)	1.81	0.63	0.69
Contributions from affiliate	—	—	0.04 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.31)	(0.27)	(0.14)	(0.20)	—
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)	—
Total dividends and/or distributions to shareholders	(0.20)	(3.49)	(0.74)	(0.36)	(0.38)	—
Net asset value, end of period/year	$7.16	$6.64	$9.75	$12.38	$10.93	$10.68
Total return	10.84%(D)	4.33%	(16.20)%(C)	16.75%	6.08%	6.91%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$12	$11	$13	$11	$11
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.93%(F)	0.89%	0.83%	1.01%	1.01%	1.01%(F)
Including waiver and/or reimbursement and recapture (G)	0.47%(F)	0.42%	0.63%	0.89%	0.89%	0.87%(F)
Net investment income (loss) to average net assets	2.78%(F)	2.57%	3.31%	1.04%	1.43%	1.54%(F)
Portfolio turnover rate	1%(D)	6%	101%	7%	12%	42%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.33%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)	Annualized.
(G)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.06% and 0.08%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.73	$9.82	$12.51	$11.04	$10.77	$10.34
Investment operations:
Net investment income (loss) (A)	0.11	0.22	0.40	0.18	0.19	0.23
Net realized and unrealized gain (loss)	0.62	0.18	(2.30)	1.69	0.50	0.82
Total investment operations	0.73	0.40	(1.90)	1.87	0.69	1.05
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.31)	(0.32)	(0.18)	(0.24)	(0.25)
Net realized gains	—	(3.18)	(0.47)	(0.22)	(0.18)	(0.37)
Total dividends and/or distributions to shareholders	(0.21)	(3.49)	(0.79)	(0.40)	(0.42)	(0.62)
Net asset value, end of period/year	$7.25	$6.73	$9.82	$12.51	$11.04	$10.77
Total return	10.91%(B)	4.60%	(16.28)%	17.19%	6.55%	11.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$372	$338	$533	$619	$599	$380
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.53%(D)	0.49%	0.43%	0.61%	0.61%	0.61%
Including waiver and/or reimbursement and recapture (E)	0.20%(D)	0.20%	0.23%	0.49%	0.49%	0.47%
Net investment income (loss) to average net assets	3.05%(D)	2.91%	3.71%	1.46%	1.75%	2.21%
Portfolio turnover rate	1%(B)	6%	101%	7%	12%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.06% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2015 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$11,147	$78,801	$88,188	$41,410	$219,546
Class R3	—	—	—	24	24
Class R6	198	1,512	1,332	615	3,657

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$946	$172
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$151,501	$1,670,271
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2015

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$27,190,342	$496,745	$(2,953,595)	$(2,456,850)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2015 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2020
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2020

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,105.70	$4.45	$1,020.60	$4.27	0.85%
Class R3	1,000.00	1,108.20	2.41	1,022.60	2.31	0.46
Class R6	1,000.00	1,110.60	1.05	1,023.90	1.01	0.20

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.4%
U.S. Equity Funds	25.7
International Equity Funds	14.1
International Fixed Income Fund	5.0
Repurchase Agreement	0.8
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.7%
International Equity Funds - 5.1%
Transamerica Emerging Markets Opportunities (A)	31,653	$ 243,095
Transamerica International Focus (A)	57,447	472,787
Transamerica International Stock (A)	40,711	478,362
		1,194,244
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	131,360	1,192,747
U.S. Equity Funds - 13.3%
Transamerica Capital Growth (A)(B)	43,976	334,654
Transamerica Large Cap Value (A)	73,032	1,003,466
Transamerica Mid Cap Growth (A)(B)	37,421	347,263
Transamerica Mid Cap Value Opportunities (A)	31,982	357,880
Transamerica Small Cap Growth (A)	35,165	230,684
Transamerica Small Cap Value (A)	43,488	239,618
Transamerica US Growth (A)	21,883	641,623
		3,155,188
U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	701,906	5,481,885
Transamerica High Yield Bond (A)	212,496	1,687,218
		7,169,103
Total Investment Companies (Cost $14,491,791)		12,711,282
EXCHANGE-TRADED FUNDS - 45.5%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	19,970	1,433,846
iShares Core MSCI Emerging Markets ETF	4,655	240,431
iShares Global REIT ETF	20,764	459,299
		2,133,576
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.4%
iShares Core S&P 500 ETF	5,833	$ 2,942,399
U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	22,841	2,265,370
iShares Core U.S. Aggregate Bond ETF	36,080	3,435,899
		5,701,269
Total Exchange-Traded Funds (Cost $11,690,867)		10,777,244

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $198,033 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $202,014.	$ 198,019	198,019
Total Repurchase Agreement (Cost $198,019)		198,019
Total Investments (Cost $26,380,677)		23,686,545
Net Other Assets (Liabilities) - (0.0)% (D)		(9,517)
Net Assets - 100.0%		$ 23,677,028
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,711,282	$—	$—	$12,711,282
Exchange-Traded Funds	10,777,244	—	—	10,777,244
Repurchase Agreement	—	198,019	—	198,019
Total Investments	$23,488,526	$198,019	$—	$23,686,545
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,379,224	$150,414	$(223,799)	$(47,699)	$223,745	$5,481,885	701,906	$124,213	$—
Transamerica Capital Growth	309,358	13,496	(81,165)	20,604	72,361	334,654	43,976	—	—
Transamerica Emerging Markets Debt	1,188,012	25,753	(105,715)	(16,734)	101,431	1,192,747	131,360	28,851	—
Transamerica Emerging Markets Opportunities	229,320	12,986	(20,147)	(9,896)	30,832	243,095	31,653	6,715	—
Transamerica High Yield Bond	1,656,318	52,436	(95,292)	(14,694)	88,450	1,687,218	212,496	52,436	—
Transamerica International Focus	468,639	39,641	(67,259)	(15,585)	47,351	472,787	57,447	16,719	22,923
Transamerica International Stock	458,571	16,626	(76,184)	(1,916)	81,265	478,362	40,711	16,625	—
Transamerica Large Cap Value	982,640	79,483	(198,216)	(10,125)	149,684	1,003,466	73,032	6,418	73,065
Transamerica Mid Cap Growth	326,910	—	(60,801)	(33,068)	114,222	347,263	37,421	—	—
Transamerica Mid Cap Value Opportunities	347,238	17,997	(36,400)	(12,163)	41,208	357,880	31,982	3,832	14,164
Transamerica Small Cap Growth	220,499	13,505	(29,488)	(11,351)	37,519	230,684	35,165	—	11,005
Transamerica Small Cap Value	216,271	7,572	(14,604)	(20,517)	50,896	239,618	43,488	7,572	—
Transamerica US Growth	623,253	23,260	(135,124)	36,234	94,000	641,623	21,883	—	23,260
Total	$12,406,253	$453,169	$(1,144,194)	$(136,910)	$1,132,964	$12,711,282	1,462,520	$263,381	$144,417

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $14,491,791)	$12,711,282
Unaffiliated investments, at value (cost $11,690,867)	10,777,244
Repurchase agreement, at value (cost $198,019)	198,019
Receivables and other assets:
Net income from securities lending	59
Shares of beneficial interest sold	621
Dividends from affiliated investments	33,205
Interest	14
Due from investment manager	7,274
Prepaid expenses	12,395
Total assets	23,740,113
Liabilities:
Payables and other liabilities:
Investments purchased	33,205
Distribution and service fees	10,690
Transfer agent fees	3,372
Trustee and CCO fees	83
Audit and tax fees	11,488
Custody fees	269
Legal fees	67
Printing and shareholder reports fees	1,323
Other accrued expenses	2,588
Total liabilities	63,085
Net assets	$23,677,028
Net assets consist of:
Paid-in capital	$27,985,457
Total distributable earnings (accumulated losses)	(4,308,429)
Net assets	$23,677,028
Net assets by class:
Class R1	$23,271,356
Class R3	10,862
Class R6	394,810
Shares outstanding (unlimited shares, no par value):
Class R1	3,091,736
Class R3	1,448
Class R6	52,013
Net asset value per share:
Class R1	$7.53
Class R3	7.50
Class R6	7.59
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$263,381
Dividend income from unaffiliated investments	130,397
Interest income from unaffiliated investments	2,508
Net income from securities lending	703
Total investment income	396,989
Expenses:
Investment management fees	12,144
Distribution and service fees:
Class R1	59,605
Class R3	13
Transfer agent fees:
Class R1	18,776
Class R3	9
Class R6	16
Trustee and CCO fees	483
Audit and tax fees	11,530
Custody fees	475
Legal fees	788
Printing and shareholder reports fees	2,041
Registration fees	31,891
Other	6,448
Total expenses before waiver and/or reimbursement and recapture	144,219
Expenses waived and/or reimbursed:
Class R1	(41,651)
Class R3	(45)
Class R6	(759)
Recapture of previously waived and/or reimbursed fees:
Class R1	5
Class R3	19
Net expenses	101,788
Net investment income (loss)	295,201
Net realized gain (loss) on:
Affiliated investments	(136,910)
Unaffiliated investments	(17,639)
Capital gain distributions received from affiliated investment companies	144,417
Net realized gain (loss)	(10,132)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,132,964
Unaffiliated investments	1,010,180
Net change in unrealized appreciation (depreciation)	2,143,144
Net realized and change in unrealized gain (loss)	2,133,012
Net increase (decrease) in net assets resulting from operations	$2,428,213
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$295,201	$551,085
Net realized gain (loss)	(10,132)	(1,574,945)
Net change in unrealized appreciation (depreciation)	2,143,144	2,153,561
Net increase (decrease) in net assets resulting from operations	2,428,213	1,129,701
Dividends and/or distributions to shareholders:
Class R1	(561,533)	(5,125,201)
Class R3	(298)	(1,976)
Class R6	(13,442)	(89,015)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(575,273)	(5,216,192)
Capital share transactions:
Proceeds from shares sold:
Class R1	49,669	14,715
Class R6	56,008	39,781
	105,677	54,496
Dividends and/or distributions reinvested:
Class R1	561,533	5,125,201
Class R3	298	1,976
Class R6	13,442	89,015
	575,273	5,216,192
Cost of shares redeemed:
Class R1	(1,819,056)	(4,097,398)
Class R6	(118,166)	(106,073)
	(1,937,222)	(4,203,471)
Net increase (decrease) in net assets resulting from capital share transactions	(1,256,272)	1,067,217
Net increase (decrease) in net assets	596,668	(3,019,274)
Net assets:
Beginning of period/year	23,080,360	26,099,634
End of period/year	$23,677,028	$23,080,360
Capital share transactions - shares:
Shares issued:
Class R1	6,602	1,938
Class R6	7,241	5,310
	13,843	7,248
Shares reinvested:
Class R1	74,672	743,861
Class R3	39	288
Class R6	1,778	12,845
	76,489	756,994
Shares redeemed:
Class R1	(242,149)	(558,987)
Class R6	(15,427)	(14,258)
	(257,576)	(573,245)
Net increase (decrease) in shares outstanding:
Class R1	(160,875)	186,812
Class R3	39	288
Class R6	(6,408)	3,897
	(167,244)	190,997
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.97	$8.36	$10.65	$9.05	$10.65	$10.38
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.29	0.08	0.04	0.15
Net realized and unrealized gain (loss)	0.65	0.15	(2.00)	1.53	(1.16)	0.79
Total investment operations	0.74	0.31	(1.71)	1.61	(1.12)	0.94
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.21)	(0.20)	(0.01)	(0.17)	(0.16)
Net realized gains	—	(1.49)	(0.38)	—	(0.31)	(0.51)
Total dividends and/or distributions to shareholders	(0.18)	(1.70)	(0.58)	(0.01)	(0.48)	(0.67)
Net asset value, end of period/year	$7.53	$6.97	$8.36	$10.65	$9.05	$10.65
Total return	10.57%(B)	3.95%	(17.00)%	17.75%	(11.16)%	9.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,271	$22,659	$25,630	$37,150	$37,467	$51,652
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.20%(D)	1.14%	1.07%	1.25%	1.25%	1.20%
Including waiver and/or reimbursement and recapture (E)	0.85%(D)	0.85%	0.88%	1.15%	1.14%	1.12%
Net investment income (loss) to average net assets	2.42%(D)	2.13%	3.10%	0.76%	0.44%	1.46%
Portfolio turnover rate	1%(B)	7%	102%	11%	137%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.05%, 0.06% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$6.96	$8.38	$10.63	$9.04	$10.65	$9.97
Investment operations:
Net investment income (loss) (B)	0.10	0.19	0.31	0.10	0.06	0.10
Net realized and unrealized gain (loss)	0.65	0.15	(1.99)	1.53	(1.15)	0.58
Total investment operations	0.75	0.34	(1.68)	1.63	(1.09)	0.68
Contributions from affiliate	—	—	0.04 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.27)	(0.23)	(0.04)	(0.21)	—
Net realized gains	—	(1.49)	(0.38)	—	(0.31)	—
Total dividends and/or distributions to shareholders	(0.21)	(1.76)	(0.61)	(0.04)	(0.52)	—
Net asset value, end of period/year	$7.50	$6.96	$8.38	$10.63	$9.04	$10.65
Total return	10.82%(D)	4.40%	(16.29)%(C)	18.02%	(10.91)%	6.82%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$10	$9	$11	$10	$11
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.95%(F)	0.89%	0.82%	1.00%	0.99%	0.95%(F)
Including waiver and/or reimbursement and recapture (G)	0.46%(F)	0.42%	0.60%	0.90%	0.89%	0.87%(F)
Net investment income (loss) to average net assets	2.80%(F)	2.55%	3.34%	1.00%	0.64%	1.52%(F)
Portfolio turnover rate	1%(D)	7%	102%	11%	137%	50%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.41%.

(D)	Not annualized.
(E)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(F)	Annualized.
(G)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.05%, 0.06% and 0.08%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.04	$8.44	$10.76	$9.14	$10.76	$10.49
Investment operations:
Net investment income (loss) (A)	0.12	0.21	0.35	0.14	0.09	0.22
Net realized and unrealized gain (loss)	0.66	0.15	(2.02)	1.55	(1.16)	0.80
Total investment operations	0.78	0.36	(1.67)	1.69	(1.07)	1.02
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.27)	(0.27)	(0.07)	(0.24)	(0.24)
Net realized gains	—	(1.49)	(0.38)	—	(0.31)	(0.51)
Total dividends and/or distributions to shareholders	(0.23)	(1.76)	(0.65)	(0.07)	(0.55)	(0.75)
Net asset value, end of period/year	$7.59	$7.04	$8.44	$10.76	$9.14	$10.76
Total return	11.06%(B)	4.63%	(16.54)%	18.60%	(10.60)%	10.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$395	$411	$461	$593	$495	$447
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55%(D)	0.49%	0.42%	0.60%	0.60%	0.55%
Including waiver and/or reimbursement and recapture (E)	0.20%(D)	0.20%	0.23%	0.50%	0.49%	0.47%
Net investment income (loss) to average net assets	3.09%(D)	2.81%	3.71%	1.41%	0.95%	2.17%
Portfolio turnover rate	1%(B)	7%	102%	11%	137%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.05%, 0.06% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2020 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”). The Transamerica family of mutual funds is a significant shareholder of the Navigator as of April 30, 2024. No individual fund has a significant holding in the Navigator.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$12,823	$79,622	$88,146	$41,651	$222,242
Class R3	—	—	—	21	21
Class R6	249	1,393	1,444	759	3,845

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$911	$164
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2020

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$156,463	$1,967,032
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$26,380,677	$479,103	$(3,173,235)	$(2,694,132)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2020 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2025
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2025

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,115.10	$4.42	$1,020.70	$4.22	0.84%
Class R3	1,000.00	1,118.70	3.11	1,021.90	2.97	0.59
Class R6	1,000.00	1,119.60	1.00	1,023.90	0.96	0.19

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	48.9%
U.S. Equity Funds	28.2
International Equity Funds	16.9
International Fixed Income Fund	5.0
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	0.7
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 54.1%
International Equity Funds - 6.0%
Transamerica Emerging Markets Opportunities (A)	58,483	$ 449,152
Transamerica International Focus (A)	134,654	1,108,197
Transamerica International Stock (A)	94,190	1,106,732
		2,664,081
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	246,024	2,233,903
U.S. Equity Funds - 14.3%
Transamerica Capital Growth (A)(B)	98,444	749,161
Transamerica Large Cap Value (A)	145,099	1,993,656
Transamerica Mid Cap Growth (A)(B)	70,307	652,448
Transamerica Mid Cap Value Opportunities (A)	59,258	663,097
Transamerica Small Cap Growth (A)	83,560	548,151
Transamerica Small Cap Value (A)	99,714	549,425
Transamerica US Growth (A)	41,076	1,204,353
		6,360,291
U.S. Fixed Income Funds - 28.8%
Transamerica Bond (A)	1,231,202	9,615,689
Transamerica High Yield Bond (A)	396,526	3,148,413
		12,764,102
Total Investment Companies (Cost $26,847,371)		24,022,377
EXCHANGE-TRADED FUNDS - 44.9%
International Equity Funds - 10.9%
iShares Core MSCI EAFE ETF	43,207	3,102,263
iShares Core MSCI Emerging Markets ETF	13,008	671,863
iShares Global REIT ETF (C)	49,114	1,086,402
		4,860,528
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 13.9%
iShares Core S&P 500 ETF	12,202	$ 6,155,177
U.S. Fixed Income Funds - 20.1%
iShares 0-5 Year TIPS Bond ETF	31,545	3,128,633
iShares Core U.S. Aggregate Bond ETF	60,691	5,779,604
		8,908,237
Total Exchange-Traded Funds (Cost $21,325,228)		19,923,942

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $133,566 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $136,427.	$ 133,557	133,557
Total Repurchase Agreement (Cost $133,557)		133,557
Total Investments (Cost $48,306,156)		44,079,876
Net Other Assets (Liabilities) - 0.7%		289,598
Net Assets - 100.0%		$ 44,369,474
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$24,022,377	$—	$—	$24,022,377
Exchange-Traded Funds	19,923,942	—	—	19,923,942
Repurchase Agreement	—	133,557	—	133,557
Total Investments	$43,946,319	$133,557	$—	$44,079,876
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,009,780	$680,026	$(359,417)	$(78,340)	$363,640	$9,615,689	1,231,202	$213,667	$—
Transamerica Capital Growth	644,019	95,295	(192,721)	44,088	158,480	749,161	98,444	—	—
Transamerica Emerging Markets Debt	2,053,915	160,989	(128,211)	(18,965)	166,175	2,233,903	246,024	52,991	—
Transamerica Emerging Markets Opportunities	507,190	24,829	(124,254)	(68,588)	109,975	449,152	58,483	14,909	—
Transamerica High Yield Bond	3,073,685	97,639	(157,667)	(26,718)	161,474	3,148,413	396,526	97,631	—
Transamerica International Focus	1,077,230	92,513	(135,728)	(30,101)	104,283	1,108,197	134,654	39,017	53,496
Transamerica International Stock	1,084,063	38,936	(204,185)	(3,785)	191,703	1,106,732	94,190	38,936	—
Transamerica Large Cap Value	1,986,662	217,091	(492,876)	(28,495)	311,274	1,993,656	145,099	13,160	153,931
Transamerica Mid Cap Growth	608,195	24,476	(133,349)	(72,670)	225,796	652,448	70,307	—	—
Transamerica Mid Cap Value Opportunities	631,701	46,502	(68,992)	(22,482)	76,368	663,097	59,258	7,142	26,396
Transamerica Small Cap Growth	505,903	65,590	(84,286)	(35,087)	96,031	548,151	83,560	—	26,177
Transamerica Small Cap Value	467,199	95,194	(85,478)	(120,863)	193,373	549,425	99,714	18,063	—
Transamerica US Growth	1,269,554	47,609	(374,276)	98,987	162,479	1,204,353	41,076	—	47,609
Total	$22,919,096	$1,686,689	$(2,541,440)	$(363,019)	$2,321,051	$24,022,377	2,758,537	$495,516	$307,609

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $163,157, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $167,804. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $26,847,371)	$24,022,377
Unaffiliated investments, at value (cost $21,325,228) (including securities loaned of $163,157)	19,923,942
Repurchase agreement, at value (cost $133,557)	133,557
Receivables and other assets:
Investments sold	314,895
Net income from securities lending	127
Shares of beneficial interest sold	615
Dividends from affiliated investments	59,734
Interest	9
Due from investment manager	4,454
Prepaid expenses	12,485
Total assets	44,472,195
Liabilities:
Payables and other liabilities:
Investments purchased	59,734
Shares of beneficial interest redeemed	100
Distribution and service fees	19,708
Transfer agent fees	6,376
Trustee and CCO fees	134
Audit and tax fees	11,565
Custody fees	275
Legal fees	51
Printing and shareholder reports fees	1,954
Other accrued expenses	2,824
Total liabilities	102,721
Net assets	$44,369,474
Net assets consist of:
Paid-in capital	$50,748,866
Total distributable earnings (accumulated losses)	(6,379,392)
Net assets	$44,369,474
Net assets by class:
Class R1	$41,707,390
Class R3	2,182,423
Class R6	479,661
Shares outstanding (unlimited shares, no par value):
Class R1	5,293,659
Class R3	279,245
Class R6	60,331
Net asset value per share:
Class R1	$7.88
Class R3	7.82
Class R6	7.95
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$495,516
Dividend income from unaffiliated investments	244,354
Interest income from unaffiliated investments	5,173
Net income from securities lending	912
Total investment income	745,955
Expenses:
Investment management fees	22,690
Distribution and service fees:
Class R1	106,855
Class R3	2,669
Transfer agent fees:
Class R1	33,660
Class R3	1,681
Class R6	19
Trustee and CCO fees	888
Audit and tax fees	11,651
Custody fees	498
Legal fees	1,367
Printing and shareholder reports fees	3,007
Registration fees	31,891
Other	6,788
Total expenses before waiver and/or reimbursement and recapture	223,664
Expenses waived and/or reimbursed:
Class R1	(35,201)
Class R3	(1,798)
Class R6	(415)
Recapture of previously waived and/or reimbursed fees:
Class R1	3
Class R3	40
Net expenses	186,293
Net investment income (loss)	559,662
Net realized gain (loss) on:
Affiliated investments	(363,019)
Unaffiliated investments	(56,512)
Capital gain distributions received from affiliated investment companies	307,609
Net realized gain (loss)	(111,922)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,321,051
Unaffiliated investments	2,135,609
Net change in unrealized appreciation (depreciation)	4,456,660
Net realized and change in unrealized gain (loss)	4,344,738
Net increase (decrease) in net assets resulting from operations	$4,904,400
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$559,662	$909,515
Net realized gain (loss)	(111,922)	(1,903,151)
Net change in unrealized appreciation (depreciation)	4,456,660	2,990,173
Net increase (decrease) in net assets resulting from operations	4,904,400	1,996,537
Dividends and/or distributions to shareholders:
Class R1	(941,484)	(8,900,365)
Class R3	(44,158)	(73,075)
Class R6	(14,417)	(132,356)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,000,059)	(9,105,796)
Capital share transactions:
Proceeds from shares sold:
Class R1	947,045	316,090
Class R3	1,296,345	1,523,021
Class R6	21,975	74,320
	2,265,365	1,913,431
Dividends and/or distributions reinvested:
Class R1	941,484	8,900,365
Class R3	44,158	73,075
Class R6	14,417	132,356
	1,000,059	9,105,796
Cost of shares redeemed:
Class R1	(3,735,136)	(5,151,123)
Class R3	(969,019)	(186,881)
Class R6	(65,152)	(290,845)
	(4,769,307)	(5,628,849)
Net increase (decrease) in net assets resulting from capital share transactions	(1,503,883)	5,390,378
Net increase (decrease) in net assets	2,400,458	(1,718,881)
Net assets:
Beginning of period/year	41,969,016	43,687,897
End of period/year	$44,369,474	$41,969,016
Capital share transactions - shares:
Shares issued:
Class R1	126,191	41,217
Class R3	166,680	206,407
Class R6	2,806	9,263
	295,677	256,887
Shares reinvested:
Class R1	119,782	1,250,051
Class R3	5,668	10,336
Class R6	1,823	18,460
	127,273	1,278,847
Shares redeemed:
Class R1	(476,572)	(681,936)
Class R3	(122,400)	(25,031)
Class R6	(8,124)	(38,499)
	(607,096)	(745,466)
Net increase (decrease) in shares outstanding:
Class R1	(230,599)	609,332
Class R3	49,948	191,712
Class R6	(3,495)	(10,776)
	(184,146)	790,268
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.22	$8.69	$11.13	$9.55	$11.11	$10.70
Investment operations:
Net investment income (loss) (A)	0.10	0.15	0.30	0.07	0.04	0.15
Net realized and unrealized gain (loss)	0.73	0.21	(2.17)	1.72	(1.30)	0.94
Total investment operations	0.83	0.36	(1.87)	1.79	(1.26)	1.09
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.19)	(0.22)	(0.03)	(0.16)	(0.16)
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)	(0.52)
Total dividends and/or distributions to shareholders	(0.17)	(1.83)	(0.57)	(0.21)	(0.30)	(0.68)
Net asset value, end of period/year	$7.88	$7.22	$8.69	$11.13	$9.55	$11.11
Total return	11.51%(B)	4.46%	(17.73)%	18.93%	(11.77)%	11.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$41,707	$39,858	$42,706	$58,821	$55,999	$74,011
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.00%(D)	0.99%	0.98%	1.18%	1.17%	1.17%
Including waiver and/or reimbursement and recapture (E)	0.84%(D)	0.84%	0.87%	1.15%	1.14%	1.14%
Net investment income (loss) to average net assets	2.45%(D)	2.02%	3.10%	0.69%	0.39%	1.43%
Portfolio turnover rate	4%(B)	10%	106%	19%	161%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.33%, 0.05%, 0.06% and 0.06%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$7.17	$8.68	$11.12	$9.54	$11.11	$10.40
Investment operations:
Net investment income (loss) (B)	0.10	0.17	0.19	0.10	0.06	0.11
Net realized and unrealized gain (loss)	0.75	0.20	(2.03)	1.72	(1.29)	0.60
Total investment operations	0.85	0.37	(1.84)	1.82	(1.23)	0.71
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.24)	(0.25)	(0.06)	(0.20)	—
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.20)	(1.88)	(0.60)	(0.24)	(0.34)	—
Net asset value, end of period/year	$7.82	$7.17	$8.68	$11.12	$9.54	$11.11
Total return	11.87%(E)	4.55%	(17.52)%(D)	19.33%	(11.58)%	6.83%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,182	$1,645	$327	$11	$9	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.75%(G)	0.74%	0.73%	0.93%	0.92%	0.91%(G)
Including waiver and/or reimbursement and recapture (H)	0.59%(G)	0.59%	0.61%	0.90%	0.89%	0.89%(G)
Net investment income (loss) to average net assets	2.55%(G)	2.27%	2.12%	0.93%	0.60%	1.52%(G)
Portfolio turnover rate	4%(E)	10%	106%	19%	161%	20%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.33%, 0.05%, 0.06% and 0.06%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.30	$8.79	$11.25	$9.65	$11.23	$10.83
Investment operations:
Net investment income (loss) (A)	0.12	0.22	0.38	0.15	0.08	0.22
Net realized and unrealized gain (loss)	0.75	0.18	(2.20)	1.73	(1.29)	0.94
Total investment operations	0.87	0.40	(1.82)	1.88	(1.21)	1.16
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.25)	(0.29)	(0.10)	(0.23)	(0.24)
Net realized gains	—	(1.64)	(0.35)	(0.18)	(0.14)	(0.52)
Total dividends and/or distributions to shareholders	(0.22)	(1.89)	(0.64)	(0.28)	(0.37)	(0.76)
Net asset value, end of period/year	$7.95	$7.30	$8.79	$11.25	$9.65	$11.23
Total return	11.96%(B)	4.98%	(17.17)%	19.78%	(11.26)%	11.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$480	$466	$655	$1,483	$1,588	$1,292
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.35%(D)	0.34%	0.33%	0.53%	0.52%	0.52%
Including waiver and/or reimbursement and recapture (E)	0.19%(D)	0.19%	0.22%	0.50%	0.49%	0.49%
Net investment income (loss) to average net assets	3.10%(D)	2.77%	3.84%	1.37%	0.81%	2.10%
Portfolio turnover rate	4%(B)	10%	106%	19%	161%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.33%, 0.05%, 0.06% and 0.06%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2025 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$8,185	$86,864	$79,112	$35,201	$209,362
Class R3	—	—	1,455	1,798	3,253
Class R6	197	2,313	906	415	3,831

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,702	$307
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2025

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,937,767	$4,693,099
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$48,306,156	$985,591	$(5,211,871)	$(4,226,280)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2025 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2030
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2030

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,128.30	$4.45	$1,020.70	$4.22	0.84%
Class R3	1,000.00	1,129.20	3.12	1,021.90	2.97	0.59
Class R6	1,000.00	1,131.70	1.01	1,023.90	0.96	0.19

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	39.9%
U.S. Equity Funds	33.7
International Equity Funds	21.4
International Fixed Income Fund	4.0
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	0.4
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 52.1%
International Equity Funds - 7.5%
Transamerica Emerging Markets Opportunities (A)	107,770	$ 827,671
Transamerica International Focus (A)	198,781	1,635,969
Transamerica International Stock (A)	139,510	1,639,243
		4,102,883
International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (A)	241,275	2,190,780
U.S. Equity Funds - 16.9%
Transamerica Capital Growth (A)(B)	136,931	1,042,044
Transamerica Large Cap Value (A)	217,691	2,991,068
Transamerica Mid Cap Growth (A)(B)	102,437	950,617
Transamerica Mid Cap Value Opportunities (A)	85,885	961,058
Transamerica Small Cap Growth (A)	103,479	678,823
Transamerica Small Cap Value (A)	124,417	685,539
Transamerica US Growth (A)	64,182	1,881,806
		9,190,955
U.S. Fixed Income Funds - 23.7%
Transamerica Bond (A)	1,231,514	9,618,122
Transamerica High Yield Bond (A)	417,537	3,315,242
		12,933,364
Total Investment Companies (Cost $30,893,449)		28,417,982
EXCHANGE-TRADED FUNDS - 46.9%
International Equity Funds - 13.9%
iShares Core MSCI EAFE ETF	71,911	5,163,210
iShares Core MSCI Emerging Markets ETF	21,333	1,101,850
iShares Global REIT ETF	59,278	1,311,229
		7,576,289
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 16.8%
iShares Core S&P 500 ETF	18,174	$ 9,167,692
U.S. Fixed Income Funds - 16.2%
iShares 0-5 Year TIPS Bond ETF	30,482	3,023,205
iShares Core U.S. Aggregate Bond ETF	60,539	5,765,129
		8,788,334
Total Exchange-Traded Funds (Cost $26,159,683)		25,532,315

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $330,709 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $337,353.	$ 330,686	330,686
Total Repurchase Agreement (Cost $330,686)		330,686
Total Investments (Cost $57,383,818)		54,280,983
Net Other Assets (Liabilities) - 0.4%		191,054
Net Assets - 100.0%		$ 54,472,037
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$28,417,982	$—	$—	$28,417,982
Exchange-Traded Funds	25,532,315	—	—	25,532,315
Repurchase Agreement	—	330,686	—	330,686
Total Investments	$53,950,297	$330,686	$—	$54,280,983
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,077,597	$1,781,417	$(470,000)	$(90,545)	$319,653	$9,618,122	1,231,514	$201,596	$—
Transamerica Capital Growth	849,441	63,896	(125,000)	31,331	222,376	1,042,044	136,931	—	—
Transamerica Emerging Markets Debt	2,015,662	156,769	(125,727)	(19,068)	163,144	2,190,780	241,275	50,903	—
Transamerica Emerging Markets Opportunities	858,566	75,658	(179,986)	(96,915)	170,348	827,671	107,770	25,148	—
Transamerica High Yield Bond	3,021,739	281,671	(120,000)	(18,221)	150,053	3,315,242	417,537	99,321	—
Transamerica International Focus	1,483,619	192,738	(144,589)	(31,400)	135,601	1,635,969	198,781	53,480	73,325
Transamerica International Stock	1,493,250	117,956	(235,000)	(6,644)	269,681	1,639,243	139,510	53,067	—
Transamerica Large Cap Value	2,851,471	314,863	(585,694)	(32,352)	442,780	2,991,068	217,691	18,746	211,406
Transamerica Mid Cap Growth	818,154	18,427	(89,589)	(49,524)	253,149	950,617	102,437	—	—
Transamerica Mid Cap Value Opportunities	856,877	91,966	(60,000)	(20,200)	92,415	961,058	85,885	9,427	34,848
Transamerica Small Cap Growth	696,686	61,507	(161,859)	(69,431)	151,920	678,823	103,479	—	35,059
Transamerica Small Cap Value	679,934	65,336	(158,730)	(217,581)	316,580	685,539	124,417	23,805	—
Transamerica US Growth	1,880,164	96,014	(482,244)	125,144	262,728	1,881,806	64,182	—	67,426
Total	$25,583,160	$3,318,218	$(2,938,418)	$(495,406)	$2,950,428	$28,417,982	3,171,409	$535,493	$422,064

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $30,893,449)	$28,417,982
Unaffiliated investments, at value (cost $26,159,683)	25,532,315
Repurchase agreement, at value (cost $330,686)	330,686
Receivables and other assets:
Investments sold	219,926
Net income from securities lending	145
Shares of beneficial interest sold	2,487
Dividends from affiliated investments	60,004
Interest	23
Due from investment manager	2,976
Prepaid expenses	12,527
Total assets	54,579,071
Liabilities:
Payables and other liabilities:
Investments purchased	60,004
Shares of beneficial interest redeemed	36
Distribution and service fees	22,622
Transfer agent fees	7,413
Trustee and CCO fees	160
Audit and tax fees	11,590
Custody fees	195
Legal fees	4
Printing and shareholder reports fees	2,103
Other accrued expenses	2,907
Total liabilities	107,034
Net assets	$54,472,037
Net assets consist of:
Paid-in capital	$60,830,466
Total distributable earnings (accumulated losses)	(6,358,429)
Net assets	$54,472,037
Net assets by class:
Class R1	$47,601,304
Class R3	3,601,779
Class R6	3,268,954
Shares outstanding (unlimited shares, no par value):
Class R1	6,646,024
Class R3	508,454
Class R6	450,097
Net asset value per share:
Class R1	$7.16
Class R3	7.08
Class R6	7.26
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$535,493
Dividend income from unaffiliated investments	294,091
Interest income from unaffiliated investments	6,333
Net income from securities lending	706
Total investment income	836,623
Expenses:
Investment management fees	26,955
Distribution and service fees:
Class R1	119,017
Class R3	3,945
Transfer agent fees:
Class R1	37,491
Class R3	2,485
Class R6	118
Trustee and CCO fees	1,048
Audit and tax fees	11,695
Custody fees	538
Legal fees	1,568
Printing and shareholder reports fees	3,299
Registration fees	31,891
Other	6,912
Total expenses before waiver and/or reimbursement and recapture	246,962
Expenses waived and/or reimbursed:
Class R1	(30,660)
Class R3	(2,086)
Class R6	(2,032)
Recapture of previously waived and/or reimbursed fees:
Class R1	4
Class R3	56
Class R6	5
Net expenses	212,249
Net investment income (loss)	624,374
Net realized gain (loss) on:
Affiliated investments	(495,406)
Unaffiliated investments	(57,127)
Capital gain distributions received from affiliated investment companies	422,064
Net realized gain (loss)	(130,469)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,950,428
Unaffiliated investments	2,885,543
Net change in unrealized appreciation (depreciation)	5,835,971
Net realized and change in unrealized gain (loss)	5,705,502
Net increase (decrease) in net assets resulting from operations	$6,329,876
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$624,374	$932,631
Net realized gain (loss)	(130,469)	(2,906,346)
Net change in unrealized appreciation (depreciation)	5,835,971	4,456,452
Net increase (decrease) in net assets resulting from operations	6,329,876	2,482,737
Dividends and/or distributions to shareholders:
Class R1	(931,173)	(19,428,178)
Class R3	(45,339)	(313,226)
Class R6	(78,526)	(1,189,931)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,055,038)	(20,931,335)
Capital share transactions:
Proceeds from shares sold:
Class R1	1,589,475	1,048,628
Class R3	2,631,409	2,685,945
Class R6	111,737	286,055
	4,332,621	4,020,628
Dividends and/or distributions reinvested:
Class R1	931,173	19,428,178
Class R3	45,339	313,226
Class R6	78,526	1,189,931
	1,055,038	20,931,335
Cost of shares redeemed:
Class R1	(3,297,950)	(5,607,395)
Class R3	(1,897,783)	(682,298)
Class R6	(10,052)	(396,299)
	(5,205,785)	(6,685,992)
Net increase (decrease) in net assets resulting from capital share transactions	181,874	18,265,971
Net increase (decrease) in net assets	5,456,712	(182,627)
Net assets:
Beginning of period/year	49,015,325	49,197,952
End of period/year	$54,472,037	$49,015,325
Capital share transactions - shares:
Shares issued:
Class R1	223,440	153,663
Class R3	374,519	396,955
Class R6	15,532	41,146
	613,491	591,764
Shares reinvested:
Class R1	131,151	3,059,556
Class R3	6,458	49,877
Class R6	10,937	185,348
	148,546	3,294,781
Shares redeemed:
Class R1	(461,811)	(733,651)
Class R3	(270,092)	(101,751)
Class R6	(1,397)	(55,653)
	(733,300)	(891,055)
Net increase (decrease) in shares outstanding:
Class R1	(107,220)	2,479,568
Class R3	110,885	345,081
Class R6	25,072	170,841
	28,737	2,995,490
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.47	$10.73	$13.85	$11.65	$11.36	$10.91
Investment operations:
Net investment income (loss) (A)	0.08	0.13	0.39	0.08	0.13	0.15
Net realized and unrealized gain (loss)	0.75	0.33	(2.82)	2.47	0.49	0.98
Total investment operations	0.83	0.46	(2.43)	2.55	0.62	1.13
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.21)	(0.30)	(0.11)	(0.16)	(0.16)
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)	(0.52)
Total dividends and/or distributions to shareholders	(0.14)	(4.72)	(0.69)	(0.35)	(0.33)	(0.68)
Net asset value, end of period/year	$7.16	$6.47	$10.73	$13.85	$11.65	$11.36
Total return	12.83%(B)	5.04%	(18.51)%	22.17%	5.48%	11.38%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$47,601	$43,672	$45,872	$63,252	$54,145	$57,414
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.97%(D)	0.97%	0.96%	1.17%	1.19%	1.20%
Including waiver and/or reimbursement and recapture (E)	0.84%(D)	0.84%	0.86%	1.16%	1.15%	1.15%
Net investment income (loss) to average net assets	2.29%(D)	1.78%	3.21%	0.65%	1.12%	1.38%
Portfolio turnover rate	8%(B)	13%	109%	9%	15%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$6.41	$10.73	$13.83	$11.64	$11.36	$10.63
Investment operations:
Net investment income (loss) (B)	0.07	0.14	0.27	0.12	0.15	0.11
Net realized and unrealized gain (loss)	0.76	0.32	(2.64)	2.45	0.50	0.62
Total investment operations	0.83	0.46	(2.37)	2.57	0.65	0.73
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.27)	(0.34)	(0.14)	(0.20)	—
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)	—
Total dividends and/or distributions to shareholders	(0.16)	(4.78)	(0.73)	(0.38)	(0.37)	—
Net asset value, end of period/year	$7.08	$6.41	$10.73	$13.83	$11.64	$11.36
Total return	12.92%(E)	5.19%	(18.17)%(D)	22.42%	5.74%	6.87%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,602	$2,548	$563	$14	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.72%(G)	0.72%	0.71%	0.92%	0.94%	0.94%(G)
Including waiver and/or reimbursement and recapture (H)	0.59%(G)	0.59%	0.59%	0.91%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	2.04%(G)	2.04%	2.53%	0.89%	1.36%	1.50%(G)
Portfolio turnover rate	8%(E)	13%	109%	9%	15%	16%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.34%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.58	$10.87	$14.02	$11.78	$11.49	$11.04
Investment operations:
Net investment income (loss) (A)	0.10	0.18	0.37	0.17	0.19	0.22
Net realized and unrealized gain (loss)	0.76	0.32	(2.74)	2.49	0.50	0.99
Total investment operations	0.86	0.50	(2.37)	2.66	0.69	1.21
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.28)	(0.39)	(0.18)	(0.23)	(0.24)
Net realized gains	—	(4.51)	(0.39)	(0.24)	(0.17)	(0.52)
Total dividends and/or distributions to shareholders	(0.18)	(4.79)	(0.78)	(0.42)	(0.40)	(0.76)
Net asset value, end of period/year	$7.26	$6.58	$10.87	$14.02	$11.78	$11.49
Total return	13.17%(B)	5.69%	(17.96)%	23.02%	6.09%	12.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,269	$2,795	$2,763	$1,078	$754	$380
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.32%(D)	0.32%	0.31%	0.52%	0.54%	0.55%
Including waiver and/or reimbursement and recapture (E)	0.19%(D)	0.19%	0.21%	0.51%	0.50%	0.50%
Net investment income (loss) to average net assets	2.92%(D)	2.44%	3.13%	1.29%	1.62%	2.02%
Portfolio turnover rate	8%(B)	13%	109%	9%	15%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.36% (annualized), 0.36%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”). The Transamerica family of mutual funds is a significant shareholder of the Navigator as of April 30, 2024. No individual fund has a significant holding in the Navigator.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$3,670	$92,704	$71,237	$30,660	$198,271
Class R3	—	—	2,141	2,086	4,227
Class R6	—	2,277	4,299	2,032	8,608

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,022	$374
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2030

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$4,227,683	$5,103,549
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$57,383,818	$1,452,617	$(4,555,452)	$(3,102,835)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2030 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2035
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2035

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,146.60	$4.43	$1,020.70	$4.17	0.83%
Class R3	1,000.00	1,149.30	3.10	1,022.00	2.92	0.58
Class R6	1,000.00	1,151.00	0.96	1,024.00	0.91	0.18

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	41.3%
U.S. Fixed Income Funds	27.8
International Equity Funds	26.4
International Fixed Income Fund	3.5
Repurchase Agreement	1.0
Net Other Assets (Liabilities)	0.0 *
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 50.3%
International Equity Funds - 9.5%
Transamerica Emerging Markets Opportunities (A)	142,265	$ 1,092,596
Transamerica International Focus (A)	271,126	2,231,370
Transamerica International Stock (A)	191,993	2,255,921
		5,579,887
International Fixed Income Fund - 3.5%
Transamerica Emerging Markets Debt (A)	226,780	2,059,159
U.S. Equity Funds - 20.9%
Transamerica Capital Growth (A)(B)	183,391	1,395,603
Transamerica Large Cap Value (A)	280,647	3,856,095
Transamerica Mid Cap Growth (A)(B)	142,928	1,326,368
Transamerica Mid Cap Value Opportunities (A)	118,575	1,326,849
Transamerica Small Cap Growth (A)	157,658	1,034,236
Transamerica Small Cap Value (A)	183,545	1,011,335
Transamerica US Growth (A)	80,129	2,349,386
		12,299,872
U.S. Fixed Income Funds - 16.4%
Transamerica Bond (A)	860,805	6,722,886
Transamerica High Yield Bond (A)	372,470	2,957,414
		9,680,300
Total Investment Companies (Cost $32,769,323)		29,619,218
EXCHANGE-TRADED FUNDS - 48.7%
International Equity Funds - 16.9%
iShares Core MSCI EAFE ETF	91,138	6,543,708
iShares Core MSCI Emerging Markets ETF	32,600	1,683,790
iShares Global REIT ETF	76,755	1,697,821
		9,925,319
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 20.4%
iShares Core S&P 500 ETF	23,813	$ 12,012,229
U.S. Fixed Income Funds - 11.4%
iShares 0-5 Year TIPS Bond ETF	26,625	2,640,668
iShares Core U.S. Aggregate Bond ETF	42,501	4,047,370
		6,688,038
Total Exchange-Traded Funds (Cost $29,297,445)		28,625,586

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $609,893 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $622,069.	$ 609,850	609,850
Total Repurchase Agreement (Cost $609,850)		609,850
Total Investments (Cost $62,676,618)		58,854,654
Net Other Assets (Liabilities) - 0.0% (D)		2,942
Net Assets - 100.0%		$ 58,857,596
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$29,619,218	$—	$—	$29,619,218
Exchange-Traded Funds	28,625,586	—	—	28,625,586
Repurchase Agreement	—	609,850	—	609,850
Total Investments	$58,244,804	$609,850	$—	$58,854,654
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,595,554	$967,337	$—	$—	$159,995	$6,722,886	860,805	$140,157	$—
Transamerica Capital Growth	1,165,970	—	(116,889)	30,799	315,723	1,395,603	183,391	—	—
Transamerica Emerging Markets Debt	1,751,771	182,317	—	—	125,071	2,059,159	226,780	46,662	—
Transamerica Emerging Markets Opportunities	881,435	124,804	—	—	86,357	1,092,596	142,265	25,809	—
Transamerica High Yield Bond	2,543,811	303,842	—	—	109,761	2,957,414	372,470	86,148	—
Transamerica International Focus	2,083,500	180,947	(171,972)	(37,895)	176,790	2,231,370	271,126	76,314	104,633
Transamerica International Stock	2,101,247	78,132	(286,450)	(10,370)	373,362	2,255,921	191,993	78,132	—
Transamerica Large Cap Value	3,552,674	300,102	(506,455)	(29,275)	539,049	3,856,095	280,647	24,320	275,782
Transamerica Mid Cap Growth	1,296,015	—	(289,202)	(163,901)	483,456	1,326,368	142,928	—	—
Transamerica Mid Cap Value Opportunities	1,267,627	66,961	(113,572)	(38,594)	144,427	1,326,849	118,575	14,258	52,703
Transamerica Small Cap Growth	881,964	50,840	—	—	101,432	1,034,236	157,658	—	44,383
Transamerica Small Cap Value	786,531	116,653	—	—	108,151	1,011,335	183,545	27,537	—
Transamerica US Growth	2,230,501	85,226	(432,098)	114,803	350,954	2,349,386	80,129	—	85,226
Total	$26,138,600	$2,457,161	$(1,916,638)	$(134,433)	$3,074,528	$29,619,218	3,212,312	$519,337	$562,727

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $32,769,323)	$29,619,218
Unaffiliated investments, at value (cost $29,297,445)	28,625,586
Repurchase agreement, at value (cost $609,850)	609,850
Receivables and other assets:
Net income from securities lending	160
Shares of beneficial interest sold	38,664
Dividends from affiliated investments	45,277
Interest	42
Due from investment manager	2,928
Prepaid expenses	12,540
Total assets	58,954,265
Liabilities:
Payables and other liabilities:
Investments purchased	45,277
Distribution and service fees	25,814
Transfer agent fees	8,290
Trustee and CCO fees	163
Audit and tax fees	11,597
Custody fees	367
Legal fees	14
Printing and shareholder reports fees	2,209
Other accrued expenses	2,938
Total liabilities	96,669
Net assets	$58,857,596
Net assets consist of:
Paid-in capital	$65,465,048
Total distributable earnings (accumulated losses)	(6,607,452)
Net assets	$58,857,596
Net assets by class:
Class R1	$55,174,954
Class R3	2,461,389
Class R6	1,221,253
Shares outstanding (unlimited shares, no par value):
Class R1	7,985,536
Class R3	361,140
Class R6	173,910
Net asset value per share:
Class R1	$6.91
Class R3	6.82
Class R6	7.02
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$519,337
Dividend income from unaffiliated investments	317,260
Interest income from unaffiliated investments	6,796
Net income from securities lending	485
Total investment income	843,878
Expenses:
Investment management fees	28,893
Distribution and service fees:
Class R1	137,453
Class R3	2,048
Transfer agent fees:
Class R1	43,298
Class R3	1,290
Class R6	44
Trustee and CCO fees	1,116
Audit and tax fees	11,715
Custody fees	545
Legal fees	1,684
Printing and shareholder reports fees	3,465
Registration fees	31,891
Other	6,965
Total expenses before waiver and/or reimbursement and recapture	270,407
Expenses waived and/or reimbursed:
Class R1	(34,666)
Class R3	(1,060)
Class R6	(737)
Recapture of previously waived and/or reimbursed fees:
Class R3	27
Class R6	2
Net expenses	233,973
Net investment income (loss)	609,905
Net realized gain (loss) on:
Affiliated investments	(134,433)
Unaffiliated investments	(5,812)
Capital gain distributions received from affiliated investment companies	562,727
Net realized gain (loss)	422,482
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,074,528
Unaffiliated investments	3,528,904
Net change in unrealized appreciation (depreciation)	6,603,432
Net realized and change in unrealized gain (loss)	7,025,914
Net increase (decrease) in net assets resulting from operations	$7,635,819
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$609,905	$840,793
Net realized gain (loss)	422,482	(3,201,723)
Net change in unrealized appreciation (depreciation)	6,603,432	5,353,565
Net increase (decrease) in net assets resulting from operations	7,635,819	2,992,635
Dividends and/or distributions to shareholders:
Class R1	(942,523)	(24,664,916)
Class R3	(31,422)	(257,056)
Class R6	(26,193)	(619,608)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,000,138)	(25,541,580)
Capital share transactions:
Proceeds from shares sold:
Class R1	131,187	894,213
Class R3	1,470,169	1,181,550
Class R6	73,535	198,628
	1,674,891	2,274,391
Dividends and/or distributions reinvested:
Class R1	942,523	24,664,916
Class R3	31,422	257,056
Class R6	26,193	619,608
	1,000,138	25,541,580
Cost of shares redeemed:
Class R1	(2,004,923)	(3,893,795)
Class R3	(393,293)	(260,926)
Class R6	(27,292)	(455,565)
	(2,425,508)	(4,610,286)
Net increase (decrease) in net assets resulting from capital share transactions	249,521	23,205,685
Net increase (decrease) in net assets	6,885,202	656,740
Net assets:
Beginning of period/year	51,972,394	51,315,654
End of period/year	$58,857,596	$51,972,394
Capital share transactions - shares:
Shares issued:
Class R1	18,858	135,305
Class R3	215,522	169,768
Class R6	10,561	28,409
	244,941	333,482
Shares reinvested:
Class R1	138,606	4,124,568
Class R3	4,683	43,569
Class R6	3,796	102,246
	147,085	4,270,383
Shares redeemed:
Class R1	(289,179)	(600,951)
Class R3	(58,227)	(40,625)
Class R6	(3,862)	(74,919)
	(351,268)	(716,495)
Net increase (decrease) in shares outstanding:
Class R1	(131,715)	3,658,922
Class R3	161,978	172,712
Class R6	10,495	55,736
	40,758	3,887,370
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.13	$11.17	$14.65	$11.88	$11.51	$11.09
Investment operations:
Net investment income (loss) (A)	0.07	0.10	0.42	0.08	0.13	0.14
Net realized and unrealized gain (loss)	0.83	0.41	(3.10)	3.01	0.48	1.03
Total investment operations	0.90	0.51	(2.68)	3.09	0.61	1.17
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.19)	(0.35)	(0.11)	(0.15)	(0.17)
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(0.12)	(5.55)	(0.80)	(0.32)	(0.24)	(0.75)
Net asset value, end of period/year	$6.91	$6.13	$11.17	$14.65	$11.88	$11.51
Total return	14.66%(B)	5.81%	(19.41)%	26.33%	5.31%	11.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,175	$49,745	$49,803	$66,023	$55,525	$57,683
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.96%(D)	0.96%	0.96%	1.17%	1.19%	1.20%
Including waiver and/or reimbursement and recapture (E)	0.83%(D)	0.83%	0.86%	1.16%	1.15%	1.15%
Net investment income (loss) to average net assets	2.10%(D)	1.54%	3.30%	0.57%	1.09%	1.32%
Portfolio turnover rate	4%(B)	11%	108%	7%	13%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$6.06	$11.16	$14.63	$11.86	$11.50	$10.77
Investment operations:
Net investment income (loss) (B)	0.07	0.11	0.18	0.11	0.15	0.11
Net realized and unrealized gain (loss)	0.83	0.40	(2.81)	3.01	0.49	0.62
Total investment operations	0.90	0.51	(2.63)	3.12	0.64	0.73
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.25)	(0.39)	(0.14)	(0.19)	—
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.14)	(5.61)	(0.84)	(0.35)	(0.28)	—
Net asset value, end of period/year	$6.82	$6.06	$11.16	$14.63	$11.86	$11.50
Total return	14.93%(E)	5.99%	(19.15)%(D)	26.69%	5.57%	6.78%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,462	$1,207	$295	$14	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.71%(G)	0.71%	0.71%	0.92%	0.94%	0.94%(G)
Including waiver and/or reimbursement and recapture (H)	0.58%(G)	0.58%	0.59%	0.91%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	2.15%(G)	1.71%	1.60%	0.82%	1.33%	1.47%(G)
Portfolio turnover rate	4%(E)	11%	108%	7%	13%	12%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.24	$11.31	$14.83	$12.02	$11.63	$11.23
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.47	0.17	0.19	0.22
Net realized and unrealized gain (loss)	0.85	0.40	(3.09)	3.04	0.52	1.01
Total investment operations	0.94	0.56	(2.62)	3.21	0.71	1.23
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.27)	(0.45)	(0.19)	(0.23)	(0.25)
Net realized gains	—	(5.36)	(0.45)	(0.21)	(0.09)	(0.58)
Total dividends and/or distributions to shareholders	(0.16)	(5.63)	(0.90)	(0.40)	(0.32)	(0.83)
Net asset value, end of period/year	$7.02	$6.24	$11.31	$14.83	$12.02	$11.63
Total return	15.10%(B)	6.41%	(18.91)%	27.12%	6.10%	12.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,221	$1,020	$1,218	$1,085	$869	$516
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.31%(D)	0.31%	0.31%	0.52%	0.54%	0.55%
Including waiver and/or reimbursement and recapture (E)	0.18%(D)	0.18%	0.21%	0.51%	0.50%	0.50%
Net investment income (loss) to average net assets	2.72%(D)	2.32%	3.74%	1.25%	1.67%	1.97%
Portfolio turnover rate	4%(B)	11%	108%	7%	13%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2035 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$3,210	$94,639	$79,033	$34,666	$211,548
Class R3	—	—	977	1,060	2,037
Class R6	70	1,868	1,550	737	4,225

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,167	$403
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2035

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$2,486,522	$3,288,547
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$62,676,618	$1,882,244	$(5,704,208)	$(3,821,964)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2035 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2040
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2040

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,162.60	$4.46	$1,020.70	$4.17	0.83%
Class R3	1,000.00	1,164.10	3.12	1,022.00	2.92	0.58
Class R6	1,000.00	1,164.80	0.97	1,024.00	0.91	0.18

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	48.7%
International Equity Funds	30.7
U.S. Fixed Income Funds	17.1
International Fixed Income Fund	2.5
Repurchase Agreement	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 50.6%
International Equity Funds - 19.7%
iShares Core MSCI EAFE ETF	96,171	$ 6,905,078
iShares Core MSCI Emerging Markets ETF	35,232	1,819,733
iShares Global REIT ETF	92,537	2,046,918
		10,771,729
U.S. Equity Fund - 23.6%
iShares Core S&P 500 ETF	25,673	12,950,488
U.S. Fixed Income Funds - 7.3%
iShares 0-5 Year TIPS Bond ETF (A)	19,114	1,895,726
iShares Core U.S. Aggregate Bond ETF	21,964	2,091,632
		3,987,358
Total Exchange-Traded Funds (Cost $28,134,725)		27,709,575
INVESTMENT COMPANIES - 48.4%
International Equity Funds - 11.0%
Transamerica Emerging Markets Opportunities (B)	165,585	1,271,696
Transamerica International Focus (B)	286,066	2,354,325
Transamerica International Stock (B)	203,028	2,385,578
		6,011,599
International Fixed Income Fund - 2.5%
Transamerica Emerging Markets Debt (B)	149,514	1,357,588
U.S. Equity Funds - 25.1%
Transamerica Capital Growth (B)(C)	207,661	1,580,303
Transamerica Large Cap Value (B)	329,351	4,525,278
Transamerica Mid Cap Growth (B)(C)	150,238	1,394,209
Transamerica Mid Cap Value Opportunities (B)	121,599	1,360,687
Transamerica Small Cap Growth (B)	164,366	1,078,239
Transamerica Small Cap Value (B)	193,845	1,068,088
Transamerica US Growth (B)	93,718	2,747,822
		13,754,626
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.8%
Transamerica Bond (B)	477,912	$ 3,732,488
Transamerica High Yield Bond (B)	204,750	1,625,717
		5,358,205
Total Investment Companies (Cost $28,846,334)		26,482,018
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	89,505	89,505
Total Other Investment Company (Cost $89,505)		89,505

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $390,108 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $397,928.	$ 390,081	390,081
Total Repurchase Agreement (Cost $390,081)		390,081
Total Investments (Cost $57,460,645)		54,671,179
Net Other Assets (Liabilities) - 0.1%		44,635
Net Assets - 100.0%		$ 54,715,814
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$27,709,575	$—	$—	$27,709,575
Investment Companies	26,482,018	—	—	26,482,018
Other Investment Company	89,505	—	—	89,505
Repurchase Agreement	—	390,081	—	390,081
Total Investments	$54,281,098	$390,081	$—	$54,671,179
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $87,675, collateralized by cash collateral of $89,505. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$3,192,616	$499,882	$(50,000)	$(12,846)	$102,836	$3,732,488	477,912	$78,804	$—
Transamerica Capital Growth	1,334,006	—	(148,059)	36,802	357,554	1,580,303	207,661	—	—
Transamerica Emerging Markets Debt	979,399	309,666	—	—	68,523	1,357,588	149,514	28,733	—
Transamerica Emerging Markets Opportunities	1,063,986	129,797	(25,000)	(11,751)	114,664	1,271,696	165,585	31,155	—
Transamerica High Yield Bond	1,246,418	349,722	(20,000)	(4,094)	53,671	1,625,717	204,750	44,878	—
Transamerica International Focus	2,035,985	228,219	(50,000)	(10,293)	150,414	2,354,325	286,066	74,574	102,246
Transamerica International Stock	2,044,321	76,866	(97,024)	(352)	361,767	2,385,578	203,028	76,866	—
Transamerica Large Cap Value	3,861,971	326,917	(224,081)	(15,560)	576,031	4,525,278	329,351	27,126	299,792
Transamerica Mid Cap Growth	1,312,515	—	(240,663)	(139,680)	462,037	1,394,209	150,238	—	—
Transamerica Mid Cap Value Opportunities	1,283,401	67,794	(97,720)	(33,391)	140,603	1,360,687	121,599	14,435	53,359
Transamerica Small Cap Growth	1,030,475	51,856	(123,619)	(51,551)	171,078	1,078,239	164,366	—	51,857
Transamerica Small Cap Value	930,594	32,581	(25,846)	(34,935)	165,694	1,068,088	193,845	32,580	—
Transamerica US Growth	2,464,167	93,752	(321,298)	80,429	430,772	2,747,822	93,718	—	93,752
Total	$22,779,854	$2,167,052	$(1,423,310)	$(197,222)	$3,155,644	$26,482,018	2,747,633	$409,151	$601,006

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $28,846,334)	$26,482,018
Unaffiliated investments, at value (cost $28,224,230) (including securities loaned of $87,675)	27,799,080
Repurchase agreement, at value (cost $390,081)	390,081
Receivables and other assets:
Investments sold	163,634
Net income from securities lending	53
Shares of beneficial interest sold	3,232
Dividends from affiliated investments	25,240
Interest	27
Due from investment manager	3,422
Prepaid expenses	12,521
Total assets	54,879,308
Liabilities:
Cash collateral received upon return of:
Securities on loan	89,505
Payables and other liabilities:
Investments purchased	25,240
Shares of beneficial interest redeemed	36
Distribution and service fees	23,859
Transfer agent fees	7,826
Trustee and CCO fees	146
Audit and tax fees	11,577
Custody fees	372
Legal fees	13
Printing and shareholder reports fees	2,038
Other accrued expenses	2,882
Total liabilities	163,494
Net assets	$54,715,814
Net assets consist of:
Paid-in capital	$60,260,076
Total distributable earnings (accumulated losses)	(5,544,262)
Net assets	$54,715,814
Net assets by class:
Class R1	$49,628,712
Class R3	4,337,236
Class R6	749,866
Shares outstanding (unlimited shares, no par value):
Class R1	7,287,754
Class R3	646,490
Class R6	107,223
Net asset value per share:
Class R1	$6.81
Class R3	6.71
Class R6	6.99
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$409,151
Dividend income from unaffiliated investments	304,503
Interest income from unaffiliated investments	6,501
Net income from securities lending	910
Total investment income	721,065
Expenses:
Investment management fees	26,812
Distribution and service fees:
Class R1	123,138
Class R3	4,577
Transfer agent fees:
Class R1	38,788
Class R3	2,884
Class R6	27
Trustee and CCO fees	1,032
Audit and tax fees	11,687
Custody fees	526
Legal fees	1,565
Printing and shareholder reports fees	3,236
Registration fees	31,891
Other	6,886
Total expenses before waiver and/or reimbursement and recapture	253,049
Expenses waived and/or reimbursed:
Class R1	(34,338)
Class R3	(2,588)
Class R6	(495)
Recapture of previously waived and/or reimbursed fees:
Class R3	35
Class R6	2
Net expenses	215,665
Net investment income (loss)	505,400
Net realized gain (loss) on:
Affiliated investments	(197,222)
Unaffiliated investments	3,383
Capital gain distributions received from affiliated investment companies	601,006
Net realized gain (loss)	407,167
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	3,155,644
Unaffiliated investments	3,664,852
Net change in unrealized appreciation (depreciation)	6,820,496
Net realized and change in unrealized gain (loss)	7,227,663
Net increase (decrease) in net assets resulting from operations	$7,733,063
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$505,400	$632,603
Net realized gain (loss)	407,167	(3,176,244)
Net change in unrealized appreciation (depreciation)	6,820,496	5,478,406
Net increase (decrease) in net assets resulting from operations	7,733,063	2,934,765
Dividends and/or distributions to shareholders:
Class R1	(694,605)	(23,369,861)
Class R3	(62,803)	(549,505)
Class R6	(13,711)	(382,960)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(771,119)	(24,302,326)
Capital share transactions:
Proceeds from shares sold:
Class R1	188,501	464,253
Class R3	1,159,686	2,674,393
Class R6	56,090	133,165
	1,404,277	3,271,811
Dividends and/or distributions reinvested:
Class R1	694,605	23,369,861
Class R3	62,803	549,505
Class R6	13,711	382,960
	771,119	24,302,326
Cost of shares redeemed:
Class R1	(1,914,746)	(4,394,189)
Class R3	(144,887)	(208,543)
Class R6	(10,059)	(284,848)
	(2,069,692)	(4,887,580)
Net increase (decrease) in net assets resulting from capital share transactions	105,704	22,686,557
Net increase (decrease) in net assets	7,067,648	1,318,996
Net assets:
Beginning of period/year	47,648,166	46,329,170
End of period/year	$54,715,814	$47,648,166
Capital share transactions - shares:
Shares issued:
Class R1	28,171	67,200
Class R3	174,412	379,912
Class R6	8,205	19,588
	210,788	466,700
Shares reinvested:
Class R1	104,139	4,050,236
Class R3	9,559	96,574
Class R6	2,005	64,798
	115,703	4,211,608
Shares redeemed:
Class R1	(286,277)	(662,280)
Class R3	(21,497)	(33,197)
Class R6	(1,417)	(48,281)
	(309,191)	(743,758)
Net increase (decrease) in shares outstanding:
Class R1	(153,967)	3,455,156
Class R3	162,474	443,289
Class R6	8,793	36,105
	17,300	3,934,550
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.94	$11.33	$15.03	$12.00	$11.66	$11.26
Investment operations:
Net investment income (loss) (A)	0.06	0.08	0.44	0.08	0.13	0.14
Net realized and unrealized gain (loss)	0.90	0.45	(3.26)	3.33	0.48	1.02
Total investment operations	0.96	0.53	(2.82)	3.41	0.61	1.16
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.16)	(0.40)	(0.11)	(0.15)	(0.16)
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)	(0.60)
Total dividends and/or distributions to shareholders	(0.09)	(5.92)	(0.88)	(0.38)	(0.27)	(0.76)
Net asset value, end of period/year	$6.81	$5.94	$11.33	$15.03	$12.00	$11.66
Total return	16.26%(B)	6.25%	(19.99)%	28.88%	5.27%	11.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$49,629	$44,205	$45,150	$58,588	$49,510	$51,798
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.97%(D)	0.97%	0.97%	1.18%	1.20%	1.22%
Including waiver and/or reimbursement and recapture (E)	0.83%(D)	0.83%	0.86%	1.16%	1.15%	1.15%
Net investment income (loss) to average net assets	1.87%(D)	1.26%	3.43%	0.57%	1.10%	1.29%
Portfolio turnover rate	3%(B)	13%	111%	6%	12%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$5.87	$11.31	$15.00	$11.98	$11.65	$10.92
Investment operations:
Net investment income (loss) (B)	0.07	0.08	0.15	0.11	0.16	0.11
Net realized and unrealized gain (loss)	0.89	0.47	(2.92)	3.32	0.48	0.62
Total investment operations	0.96	0.55	(2.77)	3.43	0.64	0.73
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.23)	(0.44)	(0.14)	(0.19)	—
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)	—
Total dividends and/or distributions to shareholders	(0.12)	(5.99)	(0.92)	(0.41)	(0.31)	—
Net asset value, end of period/year	$6.71	$5.87	$11.31	$15.00	$11.98	$11.65
Total return	16.41%(E)	6.57%	(19.76)%(D)	29.17%	5.52%	6.68%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,337	$2,841	$461	$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.72%(G)	0.72%	0.72%	0.93%	0.95%	0.96%(G)
Including waiver and/or reimbursement and recapture (H)	0.58%(G)	0.58%	0.59%	0.91%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	1.99%(G)	1.33%	1.31%	0.81%	1.34%	1.47%(G)
Portfolio turnover rate	3%(E)	13%	111%	6%	12%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.12	$11.52	$15.28	$12.19	$11.84	$11.43
Investment operations:
Net investment income (loss) (A)	0.08	0.14	0.52	0.19	0.20	0.22
Net realized and unrealized gain (loss)	0.93	0.46	(3.30)	3.36	0.50	1.03
Total investment operations	1.01	0.60	(2.78)	3.55	0.70	1.25
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.24)	(0.50)	(0.19)	(0.23)	(0.24)
Net realized gains	—	(5.76)	(0.48)	(0.27)	(0.12)	(0.60)
Total dividends and/or distributions to shareholders	(0.14)	(6.00)	(0.98)	(0.46)	(0.35)	(0.84)
Net asset value, end of period/year	$6.99	$6.12	$11.52	$15.28	$12.19	$11.84
Total return	16.48%(B)	7.08%	(19.54)%	29.69%	5.93%	12.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$750	$602	$718	$834	$1,065	$780
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.32%(D)	0.32%	0.32%	0.53%	0.55%	0.57%
Including waiver and/or reimbursement and recapture (E)	0.18%(D)	0.18%	0.21%	0.51%	0.50%	0.50%
Net investment income (loss) to average net assets	2.49%(D)	2.06%	4.00%	1.34%	1.69%	1.94%
Portfolio turnover rate	3%(B)	13%	111%	6%	12%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.34%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2040 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$89,505	$—	$—	$—	$89,505
Total Borrowings	$89,505	$—	$—	$—	$89,505
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$5,220	$91,982	$82,689	$34,338	$214,229
Class R3	—	—	2,243	2,588	4,831
Class R6	66	1,374	1,053	495	2,988

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,011	$377
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,815,364	$2,648,847
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$57,460,645	$2,111,168	$(4,900,634)	$(2,789,466)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2040

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2040 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2045
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2045

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,171.40	$4.48	$1,020.70	$4.17	0.83%
Class R3	1,000.00	1,173.00	3.13	1,022.00	2.92	0.58
Class R6	1,000.00	1,176.60	0.97	1,024.00	0.91	0.18

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	52.3%
International Equity Funds	34.2
U.S. Fixed Income Funds	11.2
International Fixed Income Fund	1.5
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.7%
International Equity Funds - 22.1%
iShares Core MSCI EAFE ETF	72,090	$ 5,176,062
iShares Core MSCI Emerging Markets ETF	29,042	1,500,020
iShares Global REIT ETF (A)	66,227	1,464,941
		8,141,023
U.S. Equity Fund - 26.0%
iShares Core S&P 500 ETF	19,024	9,596,467
U.S. Fixed Income Funds - 4.6%
iShares 0-5 Year TIPS Bond ETF	9,557	947,863
iShares Core U.S. Aggregate Bond ETF	7,848	747,365
		1,695,228
Total Exchange-Traded Funds (Cost $19,634,194)		19,432,718
INVESTMENT COMPANIES - 46.5%
International Equity Funds - 12.1%
Transamerica Emerging Markets Opportunities (B)	122,734	942,595
Transamerica International Focus (B)	212,695	1,750,481
Transamerica International Stock (B)	150,784	1,771,710
		4,464,786
International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (B)	61,916	562,199
U.S. Equity Funds - 26.3%
Transamerica Capital Growth (B)(C)	156,928	1,194,219
Transamerica Large Cap Value (B)	228,084	3,133,879
Transamerica Mid Cap Growth (B)(C)	107,134	994,202
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	90,324	$ 1,010,729
Transamerica Small Cap Growth (B)	110,038	721,851
Transamerica Small Cap Value (B)	131,110	722,414
Transamerica US Growth (B)	64,990	1,905,503
		9,682,797
U.S. Fixed Income Funds - 6.6%
Transamerica Bond (B)	216,062	1,687,445
Transamerica High Yield Bond (B)	95,350	757,078
		2,444,523
Total Investment Companies (Cost $18,296,989)		17,154,305

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $313,997 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $320,267.	$ 313,975	313,975
Total Repurchase Agreement (Cost $313,975)		313,975
Total Investments (Cost $38,245,158)		36,900,998
Net Other Assets (Liabilities) - (0.1)%		(35,915)
Net Assets - 100.0%		$ 36,865,083
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,432,718	$—	$—	$19,432,718
Investment Companies	17,154,305	—	—	17,154,305
Repurchase Agreement	—	313,975	—	313,975
Total Investments	$36,587,023	$313,975	$—	$36,900,998
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $430,787, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $443,056. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,121,278	$599,144	$(52,332)	$(12,640)	$31,995	$1,687,445	216,062	$31,251	$—
Transamerica Capital Growth	922,329	75,000	(75,898)	21,026	251,762	1,194,219	156,928	—	—
Transamerica Emerging Markets Debt	487,411	71,632	(29,407)	(6,143)	38,706	562,199	61,916	12,442	—
Transamerica Emerging Markets Opportunities	780,065	120,992	(32,472)	(17,077)	91,087	942,595	122,734	22,466	—
Transamerica High Yield Bond	490,096	286,392	(35,833)	(6,694)	23,117	757,078	95,350	19,048	—
Transamerica International Focus	1,486,619	197,523	(36,584)	(8,173)	111,096	1,750,481	212,695	53,906	73,909
Transamerica International Stock	1,481,014	93,084	(65,133)	(2,945)	265,690	1,771,710	150,784	54,790	—
Transamerica Large Cap Value	2,645,704	224,078	(123,628)	(5,886)	393,611	3,133,879	228,084	18,701	205,377
Transamerica Mid Cap Growth	903,021	3,932	(136,020)	(77,225)	300,494	994,202	107,134	—	—
Transamerica Mid Cap Value Opportunities	934,652	84,795	(85,934)	(28,892)	106,108	1,010,729	90,324	10,513	38,859
Transamerica Small Cap Growth	740,470	65,801	(170,952)	(71,807)	158,339	721,851	110,038	—	37,263
Transamerica Small Cap Value	724,845	50,377	(156,966)	(215,189)	319,347	722,414	131,110	25,376	—
Transamerica US Growth	1,672,813	82,725	(195,740)	47,809	297,896	1,905,503	64,990	—	62,725
Total	$14,390,317	$1,955,475	$(1,196,899)	$(383,836)	$2,389,248	$17,154,305	1,748,149	$248,493	$418,133

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $18,296,989)	$17,154,305
Unaffiliated investments, at value (cost $19,634,194) (including securities loaned of $430,787)	19,432,718
Repurchase agreement, at value (cost $313,975)	313,975
Receivables and other assets:
Net income from securities lending	55
Shares of beneficial interest sold	1,378
Dividends from affiliated investments	11,512
Interest	22
Due from investment manager	5,873
Prepaid expenses	12,451
Total assets	36,932,289
Liabilities:
Payables and other liabilities:
Investments purchased	11,511
Shares of beneficial interest redeemed	18,988
Distribution and service fees	15,598
Transfer agent fees	5,181
Trustee and CCO fees	96
Audit and tax fees	11,507
Custody fees	249
Legal fees	8
Printing and shareholder reports fees	1,400
Other accrued expenses	2,668
Total liabilities	67,206
Net assets	$36,865,083
Net assets consist of:
Paid-in capital	$40,509,995
Total distributable earnings (accumulated losses)	(3,644,912)
Net assets	$36,865,083
Net assets by class:
Class R1	$32,216,088
Class R3	3,712,825
Class R6	936,170
Shares outstanding (unlimited shares, no par value):
Class R1	5,126,636
Class R3	600,874
Class R6	146,002
Net asset value per share:
Class R1	$6.28
Class R3	6.18
Class R6	6.41
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$248,493
Dividend income from unaffiliated investments	201,108
Interest income from unaffiliated investments	4,424
Net income from securities lending	355
Total investment income	454,380
Expenses:
Investment management fees	17,569
Distribution and service fees:
Class R1	79,053
Class R3	3,358
Transfer agent fees:
Class R1	24,902
Class R3	2,115
Class R6	31
Trustee and CCO fees	675
Audit and tax fees	11,578
Custody fees	423
Legal fees	1,046
Printing and shareholder reports fees	2,319
Registration fees	31,892
Other	6,571
Total expenses before waiver and/or reimbursement and recapture	181,532
Expenses waived and/or reimbursed:
Class R1	(37,586)
Class R3	(3,269)
Class R6	(995)
Recapture of previously waived and/or reimbursed fees:
Class R1	1
Class R3	76
Class R6	8
Net expenses	139,767
Net investment income (loss)	314,613
Net realized gain (loss) on:
Affiliated investments	(383,836)
Unaffiliated investments	(31,781)
Capital gain distributions received from affiliated investment companies	418,133
Net realized gain (loss)	2,516
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,389,248
Unaffiliated investments	2,573,204
Net change in unrealized appreciation (depreciation)	4,962,452
Net realized and change in unrealized gain (loss)	4,964,968
Net increase (decrease) in net assets resulting from operations	$5,279,581
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$314,613	$357,869
Net realized gain (loss)	2,516	(2,210,730)
Net change in unrealized appreciation (depreciation)	4,962,452	3,926,315
Net increase (decrease) in net assets resulting from operations	5,279,581	2,073,454
Dividends and/or distributions to shareholders:
Class R1	(406,112)	(17,117,067)
Class R3	(40,092)	(193,546)
Class R6	(13,973)	(392,973)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(460,177)	(17,703,586)
Capital share transactions:
Proceeds from shares sold:
Class R1	185,686	327,223
Class R3	2,024,919	2,026,604
Class R6	166,248	101,711
	2,376,853	2,455,538
Dividends and/or distributions reinvested:
Class R1	406,112	17,117,067
Class R3	40,092	193,546
Class R6	13,973	392,973
	460,177	17,703,586
Cost of shares redeemed:
Class R1	(990,644)	(3,374,329)
Class R3	(416,432)	(480,212)
Class R6	(24,134)	(152,154)
	(1,431,210)	(4,006,695)
Net increase (decrease) in net assets resulting from capital share transactions	1,405,820	16,152,429
Net increase (decrease) in net assets	6,225,224	522,297
Net assets:
Beginning of period/year	30,639,859	30,117,562
End of period/year	$36,865,083	$30,639,859
Capital share transactions - shares:
Shares issued:
Class R1	29,816	54,334
Class R3	328,778	359,204
Class R6	26,511	16,163
	385,105	429,701
Shares reinvested:
Class R1	66,250	3,254,195
Class R3	6,649	37,364
Class R6	2,235	73,453
	75,134	3,365,012
Shares redeemed:
Class R1	(160,853)	(581,818)
Class R3	(68,126)	(85,762)
Class R6	(3,832)	(25,276)
	(232,811)	(692,856)
Net increase (decrease) in shares outstanding:
Class R1	(64,787)	2,726,711
Class R3	267,301	310,806
Class R6	24,914	64,340
	227,428	3,101,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.43	$11.83	$15.76	$12.27	$11.94	$11.45
Investment operations:
Net investment income (loss) (A)	0.05	0.07	0.48	0.08	0.13	0.14
Net realized and unrealized gain (loss)	0.88	0.51	(3.55)	3.84	0.49	1.09
Total investment operations	0.93	0.58	(3.07)	3.92	0.62	1.23
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.15)	(0.45)	(0.11)	(0.15)	(0.16)
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)	(0.58)
Total dividends and/or distributions to shareholders	(0.08)	(6.98)	(0.86)	(0.43)	(0.29)	(0.74)
Net asset value, end of period/year	$6.28	$5.43	$11.83	$15.76	$12.27	$11.94
Total return	17.14%(B)	6.81%	(20.63)%	32.47%	5.15%	11.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,216	$28,182	$29,168	$39,667	$31,883	$34,278
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.07%(D)	1.07%	1.05%	1.25%	1.28%	1.29%
Including waiver and/or reimbursement and recapture (E)	0.83%(D)	0.83%	0.85%	1.16%	1.15%	1.15%
Net investment income (loss) to average net assets	1.79%(D)	1.11%	3.55%	0.57%	1.09%	1.26%
Portfolio turnover rate	5%(B)	14%	116%	5%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.35%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$5.36	$11.80	$15.72	$12.24	$11.93	$11.18
Investment operations:
Net investment income (loss) (B)	0.05	0.06	0.17	0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.87	0.54	(3.19)	3.83	0.48	0.64
Total investment operations	0.92	0.60	(3.02)	3.95	0.64	0.75
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.21)	(0.49)	(0.15)	(0.19)	—
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.10)	(7.04)	(0.90)	(0.47)	(0.33)	—
Net asset value, end of period/year	$6.18	$5.36	$11.80	$15.72	$12.24	$11.93
Total return	17.30%(E)	7.11%	(20.41)%(D)	32.82%	5.34%	6.71%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,713	$1,786	$269	$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.82%(G)	0.82%	0.80%	0.99%	1.03%	1.03%(G)
Including waiver and/or reimbursement and recapture (H)	0.58%(G)	0.58%	0.59%	0.91%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	1.65%(G)	1.07%	1.38%	0.81%	1.33%	1.48%(G)
Portfolio turnover rate	5%(E)	14%	116%	5%	9%	15%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.35%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.55	$11.99	$15.96	$12.41	$12.08	$11.59
Investment operations:
Net investment income (loss) (A)	0.07	0.11	0.54	0.18	0.21	0.22
Net realized and unrealized gain (loss)	0.91	0.52	(3.55)	3.89	0.49	1.09
Total investment operations	0.98	0.63	(3.01)	4.07	0.70	1.31
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.24)	(0.55)	(0.20)	(0.23)	(0.24)
Net realized gains	—	(6.83)	(0.41)	(0.32)	(0.14)	(0.58)
Total dividends and/or distributions to shareholders	(0.12)	(7.07)	(0.96)	(0.52)	(0.37)	(0.82)
Net asset value, end of period/year	$6.41	$5.55	$11.99	$15.96	$12.41	$12.08
Total return	17.66%(B)	7.40%	(20.10)%	33.39%	5.76%	12.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$936	$672	$681	$734	$537	$417
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.42%(D)	0.42%	0.40%	0.60%	0.63%	0.64%
Including waiver and/or reimbursement and recapture (E)	0.18%(D)	0.18%	0.20%	0.51%	0.50%	0.50%
Net investment income (loss) to average net assets	2.28%(D)	1.81%	3.99%	1.23%	1.71%	1.90%
Portfolio turnover rate	5%(B)	14%	116%	5%	9%	15%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.37%, 0.35%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$8,490	$89,230	$89,614	$37,586	$224,920
Class R3	—	—	2,480	3,269	5,749
Class R6	187	1,873	1,946	995	5,001

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,318	$253
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2045

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$2,448,583	$1,737,382
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$38,245,158	$1,479,569	$(2,823,729)	$(1,344,160)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2045 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2050
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2050

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,176.70	$4.49	$1,020.70	$4.17	0.83%
Class R3	1,000.00	1,177.10	3.14	1,022.00	2.92	0.58
Class R6	1,000.00	1,181.20	0.98	1,024.00	0.91	0.18

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.2%
International Equity Funds	36.8
U.S. Fixed Income Funds	7.5
Repurchase Agreement	1.3
International Fixed Income Fund	0.5
Net Other Assets (Liabilities)	(0.3)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.8%
International Equity Funds - 23.4%
iShares Core MSCI EAFE ETF	67,933	$ 4,877,589
iShares Core MSCI Emerging Markets ETF	24,730	1,277,305
iShares Global REIT ETF	54,298	1,201,072
		7,355,966
U.S. Equity Fund - 26.4%
iShares Core S&P 500 ETF	16,431	8,288,454
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	6,398	634,553
iShares Core U.S. Aggregate Bond ETF	3,282	312,545
		947,098
Total Exchange-Traded Funds (Cost $16,708,333)		16,591,518
INVESTMENT COMPANIES - 46.2%
International Equity Funds - 13.4%
Transamerica Emerging Markets Opportunities (A)	106,498	817,906
Transamerica International Focus (A)	203,681	1,676,295
Transamerica International Stock (A)	145,526	1,709,926
		4,204,127
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (A)	17,184	156,034
U.S. Equity Funds - 27.8%
Transamerica Capital Growth (A)(B)	125,244	953,104
Transamerica Large Cap Value (A)	207,469	2,850,622
Transamerica Mid Cap Growth (A)(B)	100,869	936,066
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	83,839	$ 938,163
Transamerica Small Cap Growth (A)	100,257	657,685
Transamerica Small Cap Value (A)	125,379	690,839
Transamerica US Growth (A)	58,102	1,703,544
		8,730,023
U.S. Fixed Income Funds - 4.5%
Transamerica Bond (A)	122,262	954,871
Transamerica High Yield Bond (A)	58,511	464,576
		1,419,447
Total Investment Companies (Cost $15,698,895)		14,509,631

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $407,147 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $415,281.	$ 407,119	407,119
Total Repurchase Agreement (Cost $407,119)		407,119
Total Investments (Cost $32,814,347)		31,508,268
Net Other Assets (Liabilities) - (0.3)%		(90,535)
Net Assets - 100.0%		$ 31,417,733
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$16,591,518	$—	$—	$16,591,518
Investment Companies	14,509,631	—	—	14,509,631
Repurchase Agreement	—	407,119	—	407,119
Total Investments	$31,101,149	$407,119	$—	$31,508,268
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$703,559	$237,721	$(4,000)	$(760)	$18,351	$954,871	122,262	$18,564	$—
Transamerica Capital Growth	851,180	—	(151,807)	37,927	215,804	953,104	125,244	—	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Debt	$141,222	$4,662	$—	$—	$10,150	$156,034	17,184	$3,634	$—
Transamerica Emerging Markets Opportunities	713,460	92,131	(51,926)	(29,121)	93,362	817,906	106,498	21,635	—
Transamerica High Yield Bond	422,993	26,017	(3,000)	(417)	18,983	464,576	58,511	13,988	—
Transamerica International Focus	1,413,657	195,046	(30,000)	(6,915)	104,507	1,676,295	203,681	52,477	71,950
Transamerica International Stock	1,430,860	53,800	(28,039)	(826)	254,131	1,709,926	145,526	53,800	—
Transamerica Large Cap Value	2,374,386	201,055	(71,111)	(5,817)	352,109	2,850,622	207,469	16,740	184,315
Transamerica Mid Cap Growth	861,821	—	(138,437)	(79,332)	292,014	936,066	100,869	—	—
Transamerica Mid Cap Value Opportunities	850,144	44,908	(28,038)	(9,742)	80,891	938,163	83,839	9,562	35,346
Transamerica Small Cap Growth	642,960	32,356	(93,417)	(37,416)	113,202	657,685	100,257	—	32,356
Transamerica Small Cap Value	626,452	21,932	(46,182)	(62,870)	151,507	690,839	125,379	21,932	—
Transamerica US Growth	1,514,314	58,157	(186,332)	48,595	268,810	1,703,544	58,102	—	58,157
Total	$12,547,008	$967,785	$(832,289)	$(146,694)	$1,973,821	$14,509,631	1,454,821	$212,332	$382,124

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $15,698,895)	$14,509,631
Unaffiliated investments, at value (cost $16,708,333)	16,591,518
Repurchase agreement, at value (cost $407,119)	407,119
Receivables and other assets:
Net income from securities lending	44
Shares of beneficial interest sold	14,071
Dividends from affiliated investments	6,575
Interest	28
Due from investment manager	5,396
Prepaid expenses	12,431
Total assets	31,546,813
Liabilities:
Payables and other liabilities:
Investments purchased	95,469
Distribution and service fees	13,464
Transfer agent fees	4,417
Trustee and CCO fees	79
Audit and tax fees	11,492
Custody fees	257
Legal fees	7
Printing and shareholder reports fees	1,275
Other accrued expenses	2,620
Total liabilities	129,080
Net assets	$31,417,733
Net assets consist of:
Paid-in capital	$34,555,709
Total distributable earnings (accumulated losses)	(3,137,976)
Net assets	$31,417,733
Net assets by class:
Class R1	$28,133,427
Class R3	2,537,743
Class R6	746,563
Shares outstanding (unlimited shares, no par value):
Class R1	4,457,834
Class R3	410,368
Class R6	115,517
Net asset value per share:
Class R1	$6.31
Class R3	6.18
Class R6	6.46
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$212,332
Dividend income from unaffiliated investments	177,170
Interest income from unaffiliated investments	3,773
Net income from securities lending	205
Total investment income	393,480
Expenses:
Investment management fees	15,297
Distribution and service fees:
Class R1	69,405
Class R3	2,692
Transfer agent fees:
Class R1	21,862
Class R3	1,697
Class R6	25
Trustee and CCO fees	585
Audit and tax fees	11,555
Custody fees	408
Legal fees	927
Printing and shareholder reports fees	2,120
Registration fees	31,891
Other	6,505
Total expenses before waiver and/or reimbursement and recapture	164,969
Expenses waived and/or reimbursed:
Class R1	(40,040)
Class R3	(3,127)
Class R6	(983)
Recapture of previously waived and/or reimbursed fees:
Class R1	1,110
Class R3	106
Class R6	33
Net expenses	122,068
Net investment income (loss)	271,412
Net realized gain (loss) on:
Affiliated investments	(146,694)
Unaffiliated investments	4,395
Capital gain distributions received from affiliated investment companies	382,124
Net realized gain (loss)	239,825
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,973,821
Unaffiliated investments	2,293,885
Net change in unrealized appreciation (depreciation)	4,267,706
Net realized and change in unrealized gain (loss)	4,507,531
Net increase (decrease) in net assets resulting from operations	$4,778,943
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$271,412	$291,632
Net realized gain (loss)	239,825	(1,933,552)
Net change in unrealized appreciation (depreciation)	4,267,706	3,459,249
Net increase (decrease) in net assets resulting from operations	4,778,943	1,817,329
Dividends and/or distributions to shareholders:
Class R1	(352,346)	(15,287,813)
Class R3	(35,904)	(251,395)
Class R6	(12,021)	(373,761)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(400,271)	(15,912,969)
Capital share transactions:
Proceeds from shares sold:
Class R1	357,552	420,514
Class R3	1,035,660	1,527,664
Class R6	89,416	111,369
	1,482,628	2,059,547
Dividends and/or distributions reinvested:
Class R1	352,346	15,287,813
Class R3	35,904	251,395
Class R6	12,021	373,761
	400,271	15,912,969
Cost of shares redeemed:
Class R1	(1,360,850)	(2,784,377)
Class R3	(456,652)	(206,880)
Class R6	(4,361)	(191,799)
	(1,821,863)	(3,183,056)
Net increase (decrease) in net assets resulting from capital share transactions	61,036	14,789,460
Net increase (decrease) in net assets	4,439,708	693,820
Net assets:
Beginning of period/year	26,978,025	26,284,205
End of period/year	$31,417,733	$26,978,025
Capital share transactions - shares:
Shares issued:
Class R1	57,319	64,672
Class R3	172,097	265,419
Class R6	14,164	18,267
	243,580	348,358
Shares reinvested:
Class R1	57,292	2,911,964
Class R3	5,964	48,815
Class R6	1,914	69,731
	65,170	3,030,510
Shares redeemed:
Class R1	(219,538)	(455,020)
Class R3	(76,152)	(35,019)
Class R6	(688)	(35,946)
	(296,378)	(525,985)
Net increase (decrease) in shares outstanding:
Class R1	(104,927)	2,521,616
Class R3	101,909	279,215
Class R6	15,390	52,052
	12,372	2,852,883
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.43	$12.40	$16.54	$12.45	$12.10	$11.52
Investment operations:
Net investment income (loss) (A)	0.05	0.06	0.51	0.09	0.13	0.15
Net realized and unrealized gain (loss)	0.91	0.54	(3.77)	4.24	0.46	1.09
Total investment operations	0.96	0.60	(3.26)	4.33	0.59	1.24
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.15)	(0.49)	(0.11)	(0.15)	(0.16)
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)	(0.50)
Total dividends and/or distributions to shareholders	(0.08)	(7.57)	(0.88)	(0.24)	(0.24)	(0.66)
Net asset value, end of period/year	$6.31	$5.43	$12.40	$16.54	$12.45	$12.10
Total return	17.67%(B)	6.95%	(20.88)%	35.17%	4.87%	11.87%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,133	$24,774	$25,318	$33,724	$26,659	$26,865
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.11%(D)	1.11%	1.08%	1.28%	1.32%	1.36%
Including waiver and/or reimbursement and recapture (E)	0.83%(D)	0.82%	0.84%	1.16%	1.16%	1.15%
Net investment income (loss) to average net assets	1.75%(D)	1.02%	3.60%	0.56%	1.09%	1.29%
Portfolio turnover rate	3%(B)	13%	120%	4%	6%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.38%, 0.36%, 0.04%, 0.04% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$5.34	$12.37	$16.50	$12.42	$12.08	$11.33
Investment operations:
Net investment income (loss) (B)	0.06	0.06	0.17	0.12	0.16	0.12
Net realized and unrealized gain (loss)	0.88	0.55	(3.38)	4.24	0.46	0.63
Total investment operations	0.94	0.61	(3.21)	4.36	0.62	0.75
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.22)	(0.53)	(0.15)	(0.19)	—
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)	—
Total dividends and/or distributions to shareholders	(0.10)	(7.64)	(0.92)	(0.28)	(0.28)	—
Net asset value, end of period/year	$6.18	$5.34	$12.37	$16.50	$12.42	$12.08
Total return	17.71%(E)	7.23%	(20.67)%(D)	35.51%	5.14%	6.62%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,538	$1,646	$361	$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.86%(G)	0.86%	0.83%	1.03%	1.07%	1.10%(G)
Including waiver and/or reimbursement and recapture (H)	0.58%(G)	0.57%	0.57%	0.91%	0.91%	0.90%(G)
Net investment income (loss) to average net assets	1.90%(G)	1.05%	1.32%	0.80%	1.34%	1.50%(G)
Portfolio turnover rate	3%(E)	13%	120%	4%	6%	13%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.38%, 0.36%, 0.04%, 0.04% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.57	$12.58	$16.76	$12.61	$12.24	$11.66
Investment operations:
Net investment income (loss) (A)	0.07	0.11	0.62	0.18	0.21	0.23
Net realized and unrealized gain (loss)	0.94	0.54	(3.82)	4.30	0.48	1.10
Total investment operations	1.01	0.65	(3.20)	4.48	0.69	1.33
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.24)	(0.59)	(0.20)	(0.23)	(0.25)
Net realized gains	—	(7.42)	(0.39)	(0.13)	(0.09)	(0.50)
Total dividends and/or distributions to shareholders	(0.12)	(7.66)	(0.98)	(0.33)	(0.32)	(0.75)
Net asset value, end of period/year	$6.46	$5.57	$12.58	$16.76	$12.61	$12.24
Total return	18.12%(B)	7.55%	(20.34)%	35.97%	5.63%	12.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$747	$558	$605	$853	$674	$424
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.46%(D)	0.46%	0.43%	0.63%	0.67%	0.71%
Including waiver and/or reimbursement and recapture (E)	0.18%(D)	0.17%	0.19%	0.51%	0.51%	0.50%
Net investment income (loss) to average net assets	2.34%(D)	1.79%	4.29%	1.20%	1.69%	1.98%
Portfolio turnover rate	3%(B)	13%	120%	4%	6%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.37% (annualized), 0.38%, 0.36%, 0.04%, 0.04% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2050 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$9,918	$89,942	$91,562	$40,040	$231,462
Class R3	—	—	2,680	3,127	5,807
Class R6	250	2,354	1,890	983	5,477

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,147	$215
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2050

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$852,220	$1,188,850
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$32,814,347	$1,298,450	$(2,604,529)	$(1,306,079)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2050 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2055
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2055

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,184.00	$3.69	$1,021.50	$3.42	0.68%
Class R3	1,000.00	1,182.00	3.09	1,022.00	2.87	0.57
Class R6	1,000.00	1,184.30	0.92	1,024.00	0.86	0.17

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.4%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.0
International Fixed Income Fund	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.8
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.7%
International Equity Funds - 24.1%
iShares Core MSCI EAFE ETF	6,211	$ 445,950
iShares Core MSCI Emerging Markets ETF	2,187	112,958
iShares Global REIT ETF (A)	5,015	110,932
		669,840
U.S. Equity Fund - 26.6%
iShares Core S&P 500 ETF	1,462	737,491
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF (A)	561	55,640
iShares Core U.S. Aggregate Bond ETF	291	27,712
		83,352
Total Exchange-Traded Funds (Cost $1,390,345)		1,490,683
INVESTMENT COMPANIES - 45.4%
International Equity Funds - 14.1%
Transamerica Emerging Markets Opportunities (B)	11,180	85,860
Transamerica International Focus (B)	18,512	152,356
Transamerica International Stock (B)	13,065	153,515
		391,731
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	1,545	14,031
U.S. Equity Funds - 27.8%
Transamerica Capital Growth (B)(C)	11,861	90,264
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (B)	17,580	$ 241,545
Transamerica Mid Cap Growth (B)(C)	8,851	82,134
Transamerica Mid Cap Value Opportunities (B)	7,441	83,267
Transamerica Small Cap Growth (B)	9,312	61,086
Transamerica Small Cap Value (B)	11,209	61,758
Transamerica US Growth (B)	5,190	152,181
		772,235
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (B)	7,159	55,911
Transamerica High Yield Bond (B)	3,536	28,075
		83,986
Total Investment Companies (Cost $1,185,515)		1,261,983
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	1,215	1,215
Total Other Investment Company (Cost $1,215)		1,215
Total Investments (Cost $2,577,075)		2,753,881
Net Other Assets (Liabilities) - 0.8%		22,653
Net Assets - 100.0%		$ 2,776,534
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,490,683	$—	$—	$1,490,683
Investment Companies	1,261,983	—	—	1,261,983
Other Investment Company	1,215	—	—	1,215
Total Investments	$2,753,881	$—	$—	$2,753,881
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $111,171, collateralized by cash collateral of $1,215 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $113,113. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$34,395	$28,416	$(7,666)	$(908)	$1,674	$55,911	7,159	$1,050	$—
Transamerica Capital Growth	52,582	32,168	(10,866)	3,062	13,318	90,264	11,861	—	—
Transamerica Emerging Markets Debt	8,613	6,439	(1,623)	84	518	14,031	1,545	285	—
Transamerica Emerging Markets Opportunities	51,216	39,119	(10,126)	(1,345)	6,996	85,860	11,180	1,833	—
Transamerica High Yield Bond	17,219	14,070	(3,931)	(449)	1,166	28,075	3,536	726	—
Transamerica International Focus	93,543	72,683	(20,479)	(484)	7,093	152,356	18,512	4,108	5,632
Transamerica International Stock	93,676	64,213	(22,976)	2,638	15,964	153,515	13,065	4,114	—
Transamerica Large Cap Value	147,971	102,065	(32,918)	(138)	24,565	241,545	17,580	1,267	13,216
Transamerica Mid Cap Growth	53,698	26,871	(12,362)	(223)	14,150	82,134	8,851	—	—
Transamerica Mid Cap Value Opportunities	54,940	38,997	(15,406)	(3,279)	8,015	83,267	7,441	721	2,667
Transamerica Small Cap Growth	41,699	26,122	(11,561)	(3,216)	8,042	61,086	9,312	—	2,416
Transamerica Small Cap Value	42,256	25,988	(12,795)	(3,588)	9,897	61,758	11,209	1,659	—
Transamerica US Growth	92,249	75,945	(37,223)	10,302	10,908	152,181	5,190	—	4,015
Total	$784,057	$553,096	$(199,932)	$2,456	$122,306	$1,261,983	126,441	$15,763	$27,946

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $1,185,515)	$1,261,983
Unaffiliated investments, at value (cost $1,391,560) (including securities loaned of $111,171)	1,491,898
Cash	28,995
Receivables and other assets:
Net income from securities lending	23
Shares of beneficial interest sold	2,447
Dividends from affiliated investments	405
Due from investment manager	8,056
Prepaid expenses	11
Total assets	2,793,818
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,215
Payables and other liabilities:
Investments purchased	405
Shares of beneficial interest redeemed	89
Distribution and service fees	611
Transfer agent fees	327
Trustee and CCO fees	15
Audit and tax fees	11,380
Custody fees	428
Legal fees	20
Printing and shareholder reports fees	96
Registration fees	381
Other accrued expenses	2,317
Total liabilities	17,284
Net assets	$2,776,534
Net assets consist of:
Paid-in capital	$2,725,966
Total distributable earnings (accumulated losses)	50,568
Net assets	$2,776,534
Net assets by class:
Class R1	$425,052
Class R3	1,799,191
Class R6	552,291
Shares outstanding (unlimited shares, no par value):
Class R1	43,216
Class R3	187,990
Class R6	56,612
Net asset value per share:
Class R1	$9.84
Class R3	9.57
Class R6	9.76
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$15,763
Dividend income from unaffiliated investments	13,120
Interest income from unaffiliated investments	202
Net income from securities lending	145
Total investment income	29,230
Expenses:
Investment management fees	1,180
Distribution and service fees:
Class R1	1,027
Class R3	1,796
Transfer agent fees:
Class R1	323
Class R3	1,131
Class R6	19
Trustee and CCO fees	53
Audit and tax fees	11,387
Custody fees	603
Legal fees	158
Printing and shareholder reports fees	520
Registration fees	24,952
Filing fees	6,000
Other	23
Total expenses before waiver and/or reimbursement and recapture	49,172
Expenses waived and/or reimbursed:
Class R1	(8,745)
Class R3	(26,173)
Class R6	(9,368)
Recapture of previously waived and/or reimbursed fees:
Class R1	983
Class R3	10
Class R6	52
Net expenses	5,931
Net investment income (loss)	23,299
Net realized gain (loss) on:
Affiliated investments	2,456
Unaffiliated investments	(4,762)
Capital gain distributions received from affiliated investment companies	27,946
Net realized gain (loss)	25,640
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	122,306
Unaffiliated investments	160,143
Net change in unrealized appreciation (depreciation)	282,449
Net realized and change in unrealized gain (loss)	308,089
Net increase (decrease) in net assets resulting from operations	$331,388
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$23,299	$16,828
Net realized gain (loss)	25,640	(46,942)
Net change in unrealized appreciation (depreciation)	282,449	76,873
Net increase (decrease) in net assets resulting from operations	331,388	46,759
Dividends and/or distributions to shareholders:
Class R1	(4,788)	(114,321)
Class R3	(19,378)	(97,569)
Class R6	(7,836)	(142,932)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(32,002)	(354,822)
Capital share transactions:
Proceeds from shares sold:
Class R3	1,004,434	850,404
Class R6	49,518	48,144
	1,053,952	898,548
Dividends and/or distributions reinvested:
Class R1	4,788	114,321
Class R3	19,378	97,569
Class R6	7,836	142,932
	32,002	354,822
Cost of shares redeemed:
Class R3	(276,341)	(176,690)
Class R6	(12,900)	(47,910)
	(289,241)	(224,600)
Net increase (decrease) in net assets resulting from capital share transactions	796,713	1,028,770
Net increase (decrease) in net assets	1,096,099	720,707
Net assets:
Beginning of period/year	1,680,435	959,728
End of period/year	$2,776,534	$1,680,435
Capital share transactions - shares:
Shares issued:
Class R3	107,252	96,187
Class R6	5,145	5,186
	112,397	101,373
Shares reinvested:
Class R1	501	14,079
Class R3	2,084	12,319
Class R6	827	17,778
	3,412	44,176
Shares redeemed:
Class R3	(29,164)	(19,687)
Class R6	(1,354)	(5,962)
	(30,518)	(25,649)
Net increase (decrease) in shares outstanding:
Class R1	501	14,079
Class R3	80,172	88,819
Class R6	4,618	17,002
	85,291	119,900
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.43	$11.70	$15.31	$11.52	$11.24	$10.44
Investment operations:
Net investment income (loss) (A)	0.09	0.11	0.54	0.08	0.13	0.13
Net realized and unrealized gain (loss)	1.43	0.62	(3.57)	3.99	0.43	1.07
Total investment operations	1.52	0.73	(3.03)	4.07	0.56	1.20
Contributions from affiliate	—	—	0.09 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.20)	(0.46)	(0.11)	(0.14)	(0.14)
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)	(0.26)
Total dividends and/or distributions to shareholders	(0.11)	(4.00)	(0.67)	(0.28)	(0.28)	(0.40)
Net asset value, end of period/year	$9.84	$8.43	$11.70	$15.31	$11.52	$11.24
Total return	18.40%(C)	7.48%	(20.16)%(B)	35.71%	4.89%	12.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$425	$360	$335	$420	$309	$295
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	4.46%(E)	7.77%	8.81%	9.17%	11.19%	14.43%
Including waiver and/or reimbursement and recapture (F)	0.68%(E)	0.56%	0.26%	1.17%	1.15%	1.15%
Net investment income (loss) to average net assets	1.88%(E)	1.25%	4.15%	0.58%	1.14%	1.25%
Portfolio turnover rate	17%(C)	25%	147%	6%	12%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.63%.

(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$8.21	$11.49	$15.28	$11.49	$11.22	$10.51
Investment operations:
Net investment income (loss) (B)	0.09	0.09	0.18	0.12	0.16	0.11
Net realized and unrealized gain (loss)	1.40	0.62	(3.26)	3.98	0.42	0.60
Total investment operations	1.49	0.71	(3.08)	4.10	0.58	0.71
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.19)	(0.50)	(0.14)	(0.17)	—
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.13)	(3.99)	(0.71)	(0.31)	(0.31)	—
Net asset value, end of period/year	$9.57	$8.21	$11.49	$15.28	$11.49	$11.22
Total return	18.20%(E)	7.39%	(21.24)%(D)	36.09%	5.12%	6.76%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,800	$885	$219	$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	4.21%(G)	7.52%	8.56%	8.92%	10.94%	14.18%(G)
Including waiver and/or reimbursement and recapture (H)	0.57%(G)	0.57%	0.55%	0.92%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	1.86%(G)	1.03%	1.52%	0.84%	1.39%	1.49%(G)
Portfolio turnover rate	17%(E)	25%	147%	6%	12%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.37	$11.61	$15.41	$11.58	$11.29	$10.50
Investment operations:
Net investment income (loss) (A)	0.11	0.15	0.57	0.18	0.20	0.20
Net realized and unrealized gain (loss)	1.43	0.61	(3.61)	4.00	0.44	1.06
Total investment operations	1.54	0.76	(3.04)	4.18	0.64	1.26
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.20)	(0.55)	(0.18)	(0.21)	(0.21)
Net realized gains	—	(3.80)	(0.21)	(0.17)	(0.14)	(0.26)
Total dividends and/or distributions to shareholders	(0.15)	(4.00)	(0.76)	(0.35)	(0.35)	(0.47)
Net asset value, end of period/year	$9.76	$8.37	$11.61	$15.41	$11.58	$11.29
Total return	18.43%(B)	7.89%	(20.82)%	36.63%	5.60%	12.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$552	$435	$406	$570	$382	$323
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	3.81%(D)	7.12%	8.16%	8.52%	10.54%	13.78%
Including waiver and/or reimbursement and recapture (E)	0.17%(D)	0.17%	0.18%	0.52%	0.50%	0.50%
Net investment income (loss) to average net assets	2.37%(D)	1.67%	4.31%	1.23%	1.78%	1.89%
Portfolio turnover rate	17%(B)	25%	147%	6%	12%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2055 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,215	$—	$—	$—	$1,215
Total Borrowings	$1,215	$—	$—	$—	$1,215
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$19,322	$33,396	$28,299	$8,164	$89,181
Class R3	—	4,260	38,577	26,173	69,010
Class R6	25,991	45,893	33,166	9,368	114,418

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R1 and Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$88	$19
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2055

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,158,959	$407,590
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,577,075	$184,252	$(7,446)	$176,806
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2055 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® 2060
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® 2060

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,182.10	$3.69	$1,021.50	$3.42	0.68%
Class R3	1,000.00	1,181.60	3.09	1,022.00	2.87	0.57
Class R6	1,000.00	1,182.70	0.92	1,024.00	0.86	0.17

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.6%
International Equity Funds	38.2
U.S. Fixed Income Funds	6.1
International Fixed Income Fund	0.5
Net Other Assets (Liabilities)	0.6
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.5%
International Equity Funds - 24.0%
iShares Core MSCI EAFE ETF	4,803	$ 344,856
iShares Core MSCI Emerging Markets ETF	1,703	87,960
iShares Global REIT ETF (A)	3,877	85,759
		518,575
U.S. Equity Fund - 26.5%
iShares Core S&P 500 ETF	1,132	571,026
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	439	43,540
iShares Core U.S. Aggregate Bond ETF	228	21,712
		65,252
Total Exchange-Traded Funds (Cost $1,077,777)		1,154,853
INVESTMENT COMPANIES - 45.9%
International Equity Funds - 14.2%
Transamerica Emerging Markets Opportunities (B)	8,733	67,071
Transamerica International Focus (B)	14,526	119,549
Transamerica International Stock (B)	10,210	119,960
		306,580
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	1,213	11,018
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds - 28.1%
Transamerica Capital Growth (B)(C)	9,357	$ 71,205
Transamerica Large Cap Value (B)	13,734	188,714
Transamerica Mid Cap Growth (B)(C)	6,991	64,873
Transamerica Mid Cap Value Opportunities (B)	5,782	64,701
Transamerica Small Cap Growth (B)	7,332	48,102
Transamerica Small Cap Value (B)	8,774	48,344
Transamerica US Growth (B)	4,080	119,615
		605,554
U.S. Fixed Income Funds - 3.1%
Transamerica Bond (B)	5,579	43,570
Transamerica High Yield Bond (B)	2,773	22,020
		65,590
Total Investment Companies (Cost $923,674)		988,742
Total Investments (Cost $2,001,451)		2,143,595
Net Other Assets (Liabilities) - 0.6%		13,779
Net Assets - 100.0%		$ 2,157,374
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,154,853	$—	$—	$1,154,853
Investment Companies	988,742	—	—	988,742
Total Investments	$2,143,595	$—	$—	$2,143,595
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $85,759, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $88,202. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$30,566	$15,107	$(2,894)	$(418)	$1,209	$43,570	5,579	$840	$—
Transamerica Capital Growth	46,540	14,853	(3,747)	950	12,609	71,205	9,357	—	—
Transamerica Emerging Markets Debt	7,846	3,354	(724)	42	500	11,018	1,213	233	—
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Emerging Markets Opportunities	$45,070	$23,201	$(6,210)	$(1,940)	$6,950	$67,071	8,733	$1,462	$—
Transamerica High Yield Bond	15,480	7,389	(1,504)	(217)	872	22,020	2,773	583	—
Transamerica International Focus	83,097	41,215	(10,990)	(1,942)	8,169	119,549	14,526	3,281	4,499
Transamerica International Stock	83,020	32,917	(11,889)	823	15,089	119,960	10,210	3,283	—
Transamerica Large Cap Value	130,956	55,643	(18,826)	(169)	21,110	188,714	13,734	1,062	10,795
Transamerica Mid Cap Growth	46,615	15,740	(9,389)	(947)	12,854	64,873	6,991	—	—
Transamerica Mid Cap Value Opportunities	48,786	19,598	(8,037)	(2,588)	6,942	64,701	5,782	587	2,169
Transamerica Small Cap Growth	36,549	14,408	(7,149)	(2,425)	6,719	48,102	7,332	—	1,956
Transamerica Small Cap Value	36,679	13,992	(7,834)	(2,200)	7,707	48,344	8,774	1,344	—
Transamerica US Growth	81,628	32,174	(12,021)	3,497	14,337	119,615	4,080	—	3,341
Total	$692,832	$289,591	$(101,214)	$(7,534)	$115,067	$988,742	99,084	$12,675	$22,760

(C)	Non-income producing security.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $923,674)	$988,742
Unaffiliated investments, at value (cost $1,077,777) (including securities loaned of $85,759)	1,154,853
Cash	20,147
Receivables and other assets:
Net income from securities lending	21
Shares of beneficial interest sold	797
Dividends from affiliated investments	307
Due from investment manager	8,159
Prepaid expenses	11
Total assets	2,173,037
Liabilities:
Payables and other liabilities:
Investments purchased	307
Shares of beneficial interest redeemed	36
Distribution and service fees	438
Transfer agent fees	219
Trustee and CCO fees	11
Audit and tax fees	11,380
Custody fees	460
Legal fees	18
Printing and shareholder reports fees	95
Registration fees	381
Other accrued expenses	2,318
Total liabilities	15,663
Net assets	$2,157,374
Net assets consist of:
Paid-in capital	$2,114,068
Total distributable earnings (accumulated losses)	43,306
Net assets	$2,157,374
Net assets by class:
Class R1	$424,902
Class R3	1,101,346
Class R6	631,126
Shares outstanding (unlimited shares, no par value):
Class R1	41,469
Class R3	109,835
Class R6	62,082
Net asset value per share:
Class R1	$10.25
Class R3	10.03
Class R6	10.17
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$12,675
Dividend income from unaffiliated investments	10,871
Interest income from unaffiliated investments	223
Net income from securities lending	131
Total investment income	23,900
Expenses:
Investment management fees	946
Distribution and service fees:
Class R1	1,027
Class R3	1,105
Transfer agent fees:
Class R1	324
Class R3	696
Class R6	22
Trustee and CCO fees	43
Audit and tax fees	11,387
Custody fees	628
Legal fees	144
Printing and shareholder reports fees	512
Registration fees	24,952
Filing fees	5,999
Other	19
Total expenses before waiver and/or reimbursement and recapture	47,804
Expenses waived and/or reimbursed:
Class R1	(10,582)
Class R3	(20,137)
Class R6	(13,663)
Recapture of previously waived and/or reimbursed fees:
Class R1	943
Class R3	4
Class R6	60
Net expenses	4,429
Net investment income (loss)	19,471
Net realized gain (loss) on:
Affiliated investments	(7,534)
Unaffiliated investments	(501)
Capital gain distributions received from affiliated investment companies	22,760
Net realized gain (loss)	14,725
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	115,067
Unaffiliated investments	134,348
Net change in unrealized appreciation (depreciation)	249,415
Net realized and change in unrealized gain (loss)	264,140
Net increase (decrease) in net assets resulting from operations	$283,611
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$19,471	$16,962
Net realized gain (loss)	14,725	(85,615)
Net change in unrealized appreciation (depreciation)	249,415	118,222
Net increase (decrease) in net assets resulting from operations	283,611	49,569
Dividends and/or distributions to shareholders:
Class R1	(5,544)	(104,111)
Class R3	(12,179)	(50,270)
Class R6	(10,296)	(149,801)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(28,019)	(304,182)
Capital share transactions:
Proceeds from shares sold:
Class R3	577,999	689,718
Class R6	23,301	110,989
	601,300	800,707
Dividends and/or distributions reinvested:
Class R1	5,544	104,111
Class R3	12,179	50,270
Class R6	10,296	149,801
	28,019	304,182
Cost of shares redeemed:
Class R3	(191,744)	(228,900)
Class R6	(292)	(98,965)
	(192,036)	(327,865)
Net increase (decrease) in net assets resulting from capital share transactions	437,283	777,024
Net increase (decrease) in net assets	692,875	522,411
Net assets:
Beginning of period/year	1,464,499	942,088
End of period/year	$2,157,374	$1,464,499
Capital share transactions - shares:
Shares issued:
Class R3	58,857	75,519
Class R6	2,341	11,835
	61,198	87,354
Shares reinvested:
Class R1	556	12,248
Class R3	1,248	6,035
Class R6	1,042	17,791
	2,846	36,074
Shares redeemed:
Class R3	(18,756)	(25,204)
Class R6	(29)	(11,007)
	(18,785)	(36,211)
Net increase (decrease) in shares outstanding:
Class R1	556	12,248
Class R3	41,349	56,350
Class R6	3,354	18,619
	45,259	87,217
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.80	$11.71	$15.30	$11.51	$11.24	$10.44
Investment operations:
Net investment income (loss) (A)	0.10	0.12	0.53	0.08	0.13	0.13
Net realized and unrealized gain (loss)	1.49	0.60	(3.55)	3.99	0.42	1.07
Total investment operations	1.59	0.72	(3.02)	4.07	0.55	1.20
Contributions from affiliate	—	—	0.09 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.21)	(0.43)	(0.11)	(0.14)	(0.14)
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)	(0.26)
Total dividends and/or distributions to shareholders	(0.14)	(3.63)	(0.66)	(0.28)	(0.28)	(0.40)
Net asset value, end of period/year	$10.25	$8.80	$11.71	$15.30	$11.51	$11.24
Total return	18.21%(C)	7.26%	(20.04)%(B)	35.75%	4.87%	12.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$425	$360	$336	$420	$309	$295
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	5.38%(E)	8.06%	8.75%	9.68%	11.56%	14.59%
Including waiver and/or reimbursement and recapture (F)	0.68%(E)	0.56%	0.26%	1.16%	1.15%	1.15%
Net investment income (loss) to average net assets	1.92%(E)	1.27%	4.04%	0.60%	1.15%	1.24%
Portfolio turnover rate	10%(C)	34%	122%	8%	10%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.60%.

(C)	Not annualized.
(D)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(E)	Annualized.
(F)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$8.62	$11.53	$15.28	$11.49	$11.22	$10.51
Investment operations:
Net investment income (loss) (B)	0.09	0.09	0.27	0.12	0.16	0.11
Net realized and unrealized gain (loss)	1.47	0.62	(3.32)	3.98	0.42	0.60
Total investment operations	1.56	0.71	(3.05)	4.10	0.58	0.71
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.20)	(0.47)	(0.14)	(0.17)	—
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)	—
Total dividends and/or distributions to shareholders	(0.15)	(3.62)	(0.70)	(0.31)	(0.31)	—
Net asset value, end of period/year	$10.03	$8.62	$11.53	$15.28	$11.49	$11.22
Total return	18.16%(E)	7.23%	(20.97)%(D)	36.10%	5.19%	6.76%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,101	$590	$140	$15	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	5.13%(G)	7.81%	8.50%	9.43%	11.31%	14.33%(G)
Including waiver and/or reimbursement and recapture (H)	0.57%(G)	0.57%	0.54%	0.91%	0.90%	0.90%(G)
Net investment income (loss) to average net assets	1.88%(G)	1.03%	2.25%	0.85%	1.40%	1.49%(G)
Portfolio turnover rate	10%(E)	34%	122%	8%	10%	25%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.75	$11.63	$15.40	$11.57	$11.29	$10.50
Investment operations:
Net investment income (loss) (A)	0.12	0.16	0.52	0.18	0.20	0.20
Net realized and unrealized gain (loss)	1.47	0.59	(3.53)	4.00	0.43	1.06
Total investment operations	1.59	0.75	(3.01)	4.18	0.63	1.26
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.21)	(0.53)	(0.18)	(0.21)	(0.21)
Net realized gains	—	(3.42)	(0.23)	(0.17)	(0.14)	(0.26)
Total dividends and/or distributions to shareholders	(0.17)	(3.63)	(0.76)	(0.35)	(0.35)	(0.47)
Net asset value, end of period/year	$10.17	$8.75	$11.63	$15.40	$11.57	$11.29
Total return	18.27%(B)	7.69%	(20.63)%	36.67%	5.57%	12.92%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$631	$514	$466	$508	$347	$310
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	4.73%(D)	7.41%	8.10%	9.03%	10.91%	13.94%
Including waiver and/or reimbursement and recapture (E)	0.17%(D)	0.17%	0.18%	0.51%	0.50%	0.50%
Net investment income (loss) to average net assets	2.42%(D)	1.67%	3.97%	1.25%	1.80%	1.89%
Portfolio turnover rate	10%(B)	34%	122%	8%	10%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.38% (annualized), 0.38%, 0.37%, 0.04%, 0.05% and 0.05%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® 2060 (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$20,658	$33,310	$29,422	$10,001	$93,391
Class R3	—	4,898	29,087	20,137	54,122
Class R6	24,521	46,654	41,241	13,663	126,079

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R1 and Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$71	$15
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$584,633	$190,213
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® 2060

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,001,451	$150,528	$(8,384)	$142,144
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT 2060 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica ClearTrack® Retirement Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica ClearTrack® Retirement Income

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class R1	$1,000.00	$1,106.30	$4.45	$1,020.60	$4.27	0.85%
Class R3	1,000.00	1,108.40	3.15	1,021.90	3.02	0.60
Class R6	1,000.00	1,109.30	1.05	1,023.90	1.01	0.20

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	54.5%
U.S. Equity Funds	25.7
International Equity Funds	14.0
International Fixed Income Fund	5.0
Repurchase Agreement	0.9
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 53.6%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	53,666	$ 412,156
Transamerica International Focus (A)	97,734	804,348
Transamerica International Stock (A)	68,996	810,709
		2,027,213
International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	224,966	2,042,695
U.S. Equity Funds - 13.3%
Transamerica Capital Growth (A)(B)	75,498	574,541
Transamerica Large Cap Value (A)	125,427	1,723,361
Transamerica Mid Cap Growth (A)(B)	63,116	585,718
Transamerica Mid Cap Value Opportunities (A)	54,122	605,625
Transamerica Small Cap Growth (A)	60,518	396,997
Transamerica Small Cap Value (A)	72,765	400,935
Transamerica US Growth (A)	37,059	1,086,570
		5,373,747
U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	1,201,462	9,383,415
Transamerica High Yield Bond (A)	363,465	2,885,911
		12,269,326
Total Investment Companies (Cost $24,701,670)		21,712,981
EXCHANGE-TRADED FUNDS - 45.6%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	33,986	2,440,195
iShares Core MSCI Emerging Markets ETF	7,983	412,322
iShares Global REIT ETF (C)	35,559	786,565
		3,639,082
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Equity Fund - 12.4%
iShares Core S&P 500 ETF	9,965	$ 5,026,744
U.S. Fixed Income Funds - 24.2%
iShares 0-5 Year TIPS Bond ETF (C)	39,080	3,875,955
iShares Core U.S. Aggregate Bond ETF	62,001	5,904,355
		9,780,310
Total Exchange-Traded Funds (Cost $19,350,840)		18,446,136
OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (E)	405	405
Total Other Investment Company (Cost $405)		405

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (E), dated 04/30/2024, to be repurchased at $370,472 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $378,036.	$ 370,446	370,446
Total Repurchase Agreement (Cost $370,446)		370,446
Total Investments (Cost $44,423,361)		40,529,968
Net Other Assets (Liabilities) - (0.1)%		(39,724)
Net Assets - 100.0%		$ 40,490,244
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$21,712,981	$—	$—	$21,712,981
Exchange-Traded Funds	18,446,136	—	—	18,446,136
Other Investment Company	405	—	—	405
Repurchase Agreement	—	370,446	—	370,446
Total Investments	$40,159,522	$370,446	$—	$40,529,968
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value April 30, 2024	Shares as of April 30, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$9,101,943	$276,381	$(290,866)	$(62,967)	$358,924	$9,383,415	1,201,462	$210,616	$—
Transamerica Capital Growth	560,905	7,449	(156,882)	34,556	128,513	574,541	75,498	—	—
Transamerica Emerging Markets Debt	2,009,637	54,144	(163,147)	(27,232)	169,293	2,042,695	224,966	49,144	—
Transamerica Emerging Markets Opportunities	392,105	21,904	(37,430)	(18,619)	54,196	412,156	53,666	11,481	—
Transamerica High Yield Bond	2,792,690	104,026	(134,297)	(21,457)	144,949	2,885,911	363,465	89,000	—
Transamerica International Focus	786,052	76,595	(111,388)	(26,690)	79,779	804,348	97,734	28,086	38,508
Transamerica International Stock	783,689	28,056	(134,914)	(5,208)	139,086	810,709	68,996	28,056	—
Transamerica Large Cap Value	1,657,501	135,568	(303,667)	(17,913)	251,872	1,723,361	125,427	10,928	124,640
Transamerica Mid Cap Growth	569,946	—	(124,345)	(70,106)	210,223	585,718	63,116	—	—
Transamerica Mid Cap Value Opportunities	582,003	30,324	(55,057)	(18,846)	67,201	605,625	54,122	6,437	23,795
Transamerica Small Cap Growth	383,049	18,354	(49,053)	(20,198)	64,845	396,997	60,518	—	18,354
Transamerica Small Cap Value	384,052	12,495	(48,972)	(70,740)	124,100	400,935	72,765	12,496	—
Transamerica US Growth	1,064,884	39,389	(237,718)	62,066	157,949	1,086,570	37,059	—	39,389
Total	$21,068,456	$804,685	$(1,847,736)	$(263,354)	$1,950,930	$21,712,981	2,498,794	$446,244	$244,686

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $159,661, collateralized by cash collateral of $405 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $163,800. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at April 30, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Affiliated investments, at value (cost $24,701,670)	$21,712,981
Unaffiliated investments, at value (cost $19,351,245) (including securities loaned of $159,661)	18,446,541
Repurchase agreement, at value (cost $370,446)	370,446
Receivables and other assets:
Net income from securities lending	167
Shares of beneficial interest sold	677
Dividends from affiliated investments	56,798
Interest	26
Due from investment manager	6,247
Prepaid expenses	12,461
Total assets	40,606,344
Liabilities:
Cash collateral received upon return of:
Securities on loan	405
Payables and other liabilities:
Investments purchased	56,798
Shares of beneficial interest redeemed	10,728
Distribution and service fees	17,953
Transfer agent fees	5,791
Trustee and CCO fees	136
Audit and tax fees	11,559
Custody fees	293
Legal fees	110
Printing and shareholder reports fees	1,929
Other accrued expenses	10,398
Total liabilities	116,100
Net assets	$40,490,244
Net assets consist of:
Paid-in capital	$46,796,609
Total distributable earnings (accumulated losses)	(6,306,365)
Net assets	$40,490,244
Net assets by class:
Class R1	$38,081,279
Class R3	1,964,863
Class R6	444,102
Shares outstanding (unlimited shares, no par value):
Class R1	4,930,443
Class R3	256,590
Class R6	56,918
Net asset value per share:
Class R1	$7.72
Class R3	7.66
Class R6	7.80
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income from affiliated investments	$446,244
Dividend income from unaffiliated investments	220,705
Interest income from unaffiliated investments	4,353
Net income from securities lending	773
Total investment income	672,075
Expenses:
Investment management fees	20,577
Distribution and service fees:
Class R1	97,750
Class R3	2,027
Transfer agent fees:
Class R1	30,791
Class R3	1,277
Class R6	16
Trustee and CCO fees	816
Audit and tax fees	11,635
Custody fees	498
Legal fees	1,299
Printing and shareholder reports fees	2,903
Registration fees	31,891
Other	13,928
Total expenses before waiver and/or reimbursement and recapture	215,408
Expenses waived and/or reimbursed:
Class R1	(41,743)
Class R3	(1,783)
Class R6	(464)
Recapture of previously waived and/or reimbursed fees:
Class R1	1
Class R3	51
Class R6	2
Net expenses	171,472
Net investment income (loss)	500,603
Net realized gain (loss) on:
Affiliated investments	(263,354)
Unaffiliated investments	(43,701)
Capital gain distributions received from affiliated investment companies	244,686
Net realized gain (loss)	(62,369)
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	1,950,930
Unaffiliated investments	1,721,054
Net change in unrealized appreciation (depreciation)	3,671,984
Net realized and change in unrealized gain (loss)	3,609,615
Net increase (decrease) in net assets resulting from operations	$4,110,218
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$500,603	$915,417
Net realized gain (loss)	(62,369)	(2,289,669)
Net change in unrealized appreciation (depreciation)	3,671,984	3,137,422
Net increase (decrease) in net assets resulting from operations	4,110,218	1,763,170
Dividends and/or distributions to shareholders:
Class R1	(913,667)	(11,169,654)
Class R3	(39,058)	(176,948)
Class R6	(12,601)	(104,598)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(965,326)	(11,451,200)
Capital share transactions:
Proceeds from shares sold:
Class R1	84,446	265,669
Class R3	917,739	926,643
Class R6	9,763	17,379
	1,011,948	1,209,691
Dividends and/or distributions reinvested:
Class R1	913,667	11,169,654
Class R3	39,058	176,948
Class R6	12,601	104,598
	965,326	11,451,200
Cost of shares redeemed:
Class R1	(3,357,795)	(6,142,610)
Class R3	(291,601)	(316,132)
Class R6	(511)	(13,995)
	(3,649,907)	(6,472,737)
Net increase (decrease) in net assets resulting from capital share transactions	(1,672,633)	6,188,154
Net increase (decrease) in net assets	1,472,259	(3,499,876)
Net assets:
Beginning of period/year	39,017,985	42,517,861
End of period/year	$40,490,244	$39,017,985
Capital share transactions - shares:
Shares issued:
Class R1	11,023	36,581
Class R3	120,854	124,316
Class R6	1,257	2,229
	133,134	163,126
Shares reinvested:
Class R1	118,350	1,579,866
Class R3	5,106	25,206
Class R6	1,620	14,670
	125,076	1,619,742
Shares redeemed:
Class R1	(437,532)	(805,833)
Class R3	(38,035)	(42,475)
Class R6	(65)	(1,955)
	(475,632)	(850,263)
Net increase (decrease) in shares outstanding:
Class R1	(308,159)	810,614
Class R3	87,925	107,047
Class R6	2,812	14,944
	(217,422)	932,605
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class R1
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.14	$9.39	$11.86	$10.86	$10.50	$10.23
Investment operations:
Net investment income (loss) (A)	0.09	0.16	0.33	0.09	0.14	0.16
Net realized and unrealized gain (loss)	0.67	0.17	(2.19)	1.18	0.46	0.85
Total investment operations	0.76	0.33	(1.86)	1.27	0.60	1.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.23)	(0.23)	(0.10)	(0.18)	(0.18)
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)	(0.56)
Total dividends and/or distributions to shareholders	(0.18)	(2.58)	(0.61)	(0.27)	(0.24)	(0.74)
Net asset value, end of period/year	$7.72	$7.14	$9.39	$11.86	$10.86	$10.50
Total return	10.63%(B)	3.79%	(16.54)%	11.91%	5.81%	10.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$38,081	$37,428	$41,568	$60,380	$58,473	$64,925
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.06%(D)	1.03%	1.00%	1.19%	1.18%	1.18%
Including waiver and/or reimbursement and recapture (E)	0.85%(D)	0.85%	0.88%	1.14%	1.13%	1.12%
Net investment income (loss) to average net assets	2.42%(D)	2.13%	3.16%	0.80%	1.31%	1.61%
Portfolio turnover rate	1%(B)	6%	101%	5%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.07% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

For a share outstanding during the period and years indicated:	Class R3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (A)
Net asset value, beginning of period/year	$7.10	$9.38	$11.86	$10.87	$10.52	$9.83
Investment operations:
Net investment income (loss) (B)	0.10	0.18	0.24	0.12	0.16	0.10
Net realized and unrealized gain (loss)	0.67	0.18	(2.08)	1.17	0.47	0.59
Total investment operations	0.77	0.36	(1.84)	1.29	0.63	0.69
Contributions from affiliate	—	—	0.00 (C)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.29)	(0.26)	(0.13)	(0.22)	—
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)	—
Total dividends and/or distributions to shareholders	(0.21)	(2.64)	(0.64)	(0.30)	(0.28)	—
Net asset value, end of period/year	$7.66	$7.10	$9.38	$11.86	$10.87	$10.52
Total return	10.84%(E)	4.13%	(16.40)%(D)	12.10%	6.09%	7.02%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,965	$1,198	$578	$13	$11	$11
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.81%(G)	0.78%	0.75%	0.94%	0.93%	0.93%(G)
Including waiver and/or reimbursement and recapture (H)	0.60%(G)	0.60%	0.62%	0.89%	0.88%	0.87%(G)
Net investment income (loss) to average net assets	2.56%(G)	2.40%	2.56%	1.05%	1.53%	1.50%(G)
Portfolio turnover rate	1%(E)	6%	101%	5%	11%	19%

(A)	Commenced operations on March 1, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(G)	Annualized.
(H)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.07% and 0.08%
(annualized), for the period ended April 30, 2024, the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended
October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.24	$9.50	$11.99	$10.98	$10.62	$10.35
Investment operations:
Net investment income (loss) (A)	0.12	0.22	0.40	0.17	0.20	0.23
Net realized and unrealized gain (loss)	0.67	0.17	(2.20)	1.19	0.47	0.86
Total investment operations	0.79	0.39	(1.80)	1.36	0.67	1.09
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.30)	(0.31)	(0.18)	(0.25)	(0.26)
Net realized gains	—	(2.35)	(0.38)	(0.17)	(0.06)	(0.56)
Total dividends and/or distributions to shareholders	(0.23)	(2.65)	(0.69)	(0.35)	(0.31)	(0.82)
Net asset value, end of period/year	$7.80	$7.24	$9.50	$11.99	$10.98	$10.62
Total return	10.93%(B)	4.54%	(15.96)%	12.58%	6.47%	11.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$444	$392	$372	$541	$698	$510
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.41%(D)	0.38%	0.35%	0.54%	0.53%	0.53%
Including waiver and/or reimbursement and recapture (E)	0.20%(D)	0.20%	0.23%	0.49%	0.48%	0.47%
Net investment income (loss) to average net assets	3.05%(D)	2.79%	3.77%	1.49%	1.89%	2.22%
Portfolio turnover rate	1%(B)	6%	101%	5%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the Underlying ETFs and Funds in which the Fund invests.
(D)	Annualized.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Fund through its investments in Underlying ETFs and Funds. If the expenses incurred by the Underlying ETFs and Funds were included in these ratios they would have increased by 0.35% (annualized), 0.35%, 0.32%, 0.06%, 0.07% and 0.08%, for the period ended April 30, 2024 and the years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Trust. The Fund currently offers three classes of shares, Class R1, Class R3 and Class R6.
The Fund, a “fund of funds,” normally invests in a combination of actively managed Transamerica funds and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$405	$—	$—	$—	$405
Total Borrowings	$405	$—	$—	$—	$405
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: To the extent the Fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Fund
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Fund invests more of its assets in one underlying ETF than in another, the Fund will have greater exposure to the risks of that underlying ETF. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Underlying funds risk: Because the Fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the Fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the Fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund. In addition, the Fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the Fund’s prospectus identifies certain risks of each underlying fund.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
The Underlying ETFs and Funds have varied expense and fee levels and the Fund may own different proportions of Underlying ETFs and Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Fund expenses do not include expenses of the Underlying ETFs and Funds in which the Fund invests. The Fund has material ownership interests in the Underlying ETFs and Funds.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09
Over $4 billion	0.08
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Fund's investment in the Underlying ETFs and Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R1	1.20%	March 1, 2025
Class R3	0.95	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R1	$10,954	$91,287	$87,295	$41,743	$231,279
Class R3	—	—	1,635	1,783	3,418
Class R6	94	868	841	464	2,267

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R1	0.50%
Class R3	0.25

(A)	12b-1 fees are not applicable for Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class R3 certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,543	$279
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$490,329	$3,331,602
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$44,423,361	$810,283	$(4,703,676)	$(3,893,393)
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Semi-Annual Report 2024

Transamerica ClearTrack® Retirement Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 CT RETIRE INC 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Core Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Core Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,049.40	$3.77	$1,021.20	$3.72	0.74%
Class C	1,000.00	1,046.80	7.58	1,017.50	7.47	1.49
Class I	1,000.00	1,048.20	2.24	1,022.70	2.21	0.44
Class I2	1,000.00	1,051.00	2.19	1,022.70	2.16	0.43
Class I3	1,000.00	1,050.90	2.19	1,022.70	2.16	0.43
Class R	1,000.00	1,048.30	4.69	1,020.30	4.62	0.92
Class R4	1,000.00	1,049.70	3.36	1,021.60	3.32	0.66
Class R6	1,000.00	1,052.30	2.19	1,022.70	2.16	0.43

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	35.3%
U.S. Government Agency Obligations	24.6
U.S. Government Obligations	24.0
Commercial Paper	20.4
Mortgage-Backed Securities	6.5
Asset-Backed Securities	5.6
Repurchase Agreement	1.8
Short-Term U.S. Government Obligations	1.5
Foreign Government Obligations	0.5
U.S. Government Agency Obligation	0.4
Other Investment Company	0.1
Preferred Stock	0.1
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities)	(20.8)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.75
Duration †	6.05

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	50.1%
AAA	11.2
AA	0.8
A	11.6
BBB	22.5
BB	1.7
Not Rated	22.9
Net Other Assets (Liabilities)	(20.8)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 1.0%
BAE Systems PLC
5.30%, 03/26/2034 (A)	$ 2,805,000	$ 2,728,153
Boeing Co.
3.50%, 03/01/2039	3,456,000	2,430,265
6.53%, 05/01/2034 (A)(B)	3,823,000	3,846,531
6.86%, 05/01/2054 (A)	2,109,000	2,115,002
General Electric Co.
4.13%, 10/09/2042 (C)	2,586,000	2,106,152
4.50%, 03/11/2044	3,263,000	2,798,903
HEICO Corp.
5.35%, 08/01/2033	4,482,000	4,401,273
		20,426,279
Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	2,963,000	2,500,839
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,249,918
		4,750,757
Automobiles - 1.2%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	3,457,000	3,289,085
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,364,000	6,109,159
6.95%, 03/06/2026	885,000	896,611
General Motors Co.
6.25%, 10/02/2043	1,372,000	1,336,608
General Motors Financial Co., Inc.
5.00%, 04/09/2027	2,832,000	2,782,277
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	4,793,000	4,922,366
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,312,000	3,463,087
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	3,263,000	2,849,729
		25,648,922
Banks - 6.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	3,400,000	3,358,015
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (D), 01/23/2035	2,693,000	2,618,277
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	14,242,000	14,320,420
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	968,000	962,928
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	5,894,000	6,002,372
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	3,584,000	3,558,582
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	$ 2,873,000	$ 2,835,029
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	6,270,000	5,076,741
ING Groep NV
Fixed until 09/11/2033, 6.11% (D), 09/11/2034	2,975,000	2,991,614
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,745,000	2,737,365
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (A)	8,073,000	8,749,445
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	5,841,000	5,389,349
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	12,280,000	11,985,358
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	2,704,000	2,620,618
Fixed until 04/22/2034, 5.77% (D), 04/22/2035 (C)	1,981,000	1,984,005
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (D), 01/05/2035	4,281,000	4,178,140
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032	2,130,000	2,081,268
Morgan Stanley
Fixed until 01/16/2029, 5.17% (D), 01/16/2030	10,683,000	10,477,503
Fixed until 01/18/2034, 5.47% (D), 01/18/2035	2,031,000	1,976,667
Fixed until 04/19/2034, 5.83% (D), 04/19/2035	4,097,000	4,098,015
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	760,000	744,391
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	3,919,000	3,911,206
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	3,110,000	2,896,751
Fixed until 01/24/2034, 5.71% (D), 01/24/2035	3,262,000	3,165,532
Fixed until 06/08/2033, 5.87% (D), 06/08/2034	2,475,000	2,427,463
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	2,110,000	2,208,693
UBS Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	4,276,000	4,222,896
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (A)	4,015,000	4,107,480
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	$ 4,889,000	$ 4,765,142
Fixed until 06/15/2024 (E), 5.90% (D)	2,794,000	2,781,915
		129,233,180
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	4,601,000	3,854,901
Constellation Brands, Inc.
3.15%, 08/01/2029	1,367,000	1,219,855
3.70%, 12/06/2026	1,794,000	1,713,691
Diageo Capital PLC
5.50%, 01/24/2033	2,574,000	2,593,887
		9,382,334
Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	2,612,000	1,787,397
5.60%, 03/02/2043	2,655,000	2,559,978
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,614,000	2,272,601
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,514,000	1,194,429
Royalty Pharma PLC
2.20%, 09/02/2030	2,730,000	2,216,515
		10,030,920
Building Products - 0.5%
Carrier Global Corp.
5.90%, 03/15/2034	2,247,000	2,295,160
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,952,000	5,302,373
Mohawk Industries, Inc.
5.85%, 09/18/2028	2,411,000	2,435,469
		10,033,002
Capital Markets - 0.4%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	7,929,000	7,893,046
Chemicals - 0.3%
Celanese US Holdings LLC
6.70%, 11/15/2033	3,200,000	3,303,416
Nutrien Ltd.
4.90%, 03/27/2028	2,835,000	2,773,239
		6,076,655
Commercial Services & Supplies - 1.9%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,015,000	4,535,987
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,193,000	1,142,355
5.80%, 04/15/2034 (A)	1,406,000	1,368,167
Carlisle Cos., Inc.
3.75%, 12/01/2027	3,551,000	3,348,339
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	$ 6,728,000	$ 6,828,965
GXO Logistics, Inc.
2.65%, 07/15/2031	9,473,000	7,517,866
6.50%, 05/06/2034 (B)	2,535,000	2,529,607
Quanta Services, Inc.
2.90%, 10/01/2030	3,551,000	3,035,301
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	8,937,000	7,078,364
Veralto Corp.
5.45%, 09/18/2033 (A)	2,548,000	2,500,999
		39,885,950
Construction Materials - 0.0% (F)
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	1,000,000	837,966
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,552,000	3,571,334
Sysco Corp.
3.30%, 07/15/2026	3,362,000	3,206,698
		6,778,032
Containers & Packaging - 0.2%
Sonoco Products Co.
2.25%, 02/01/2027	3,551,000	3,256,738
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	2,608,000	2,624,329
Diversified REITs - 1.2%
Broadstone Net Lease LLC
2.60%, 09/15/2031	5,897,000	4,565,017
Safehold GL Holdings LLC
6.10%, 04/01/2034	3,263,000	3,157,246
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,302,495
1.88%, 07/15/2050 (A)	1,044,000	971,534
2.84%, 01/15/2050 (A)	12,471,000	12,192,107
		26,188,399
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	5,556,000	4,413,582
2.99%, 10/30/2056	6,899,000	4,070,307
		8,483,889
Electric Utilities - 1.1%
Appalachian Power Co.
3.40%, 06/01/2025	2,338,000	2,278,021
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	583,000	569,427
CMS Energy Corp.
4.88%, 03/01/2044	925,000	819,747
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 6,927,000	$ 5,694,301
Duke Energy Corp.
3.75%, 09/01/2046	5,559,000	3,964,138
Duke Energy Progress LLC
3.60%, 09/15/2047	2,588,000	1,818,741
Entergy Arkansas LLC
3.70%, 06/01/2024	1,418,000	1,415,980
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	671,000	640,473
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,829,000	2,294,051
Public Service Electric & Gas Co.
3.00%, 05/15/2025 (C)	1,856,000	1,811,066
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,225,000	2,219,331
		23,525,276
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.
5.25%, 04/05/2034	4,196,000	4,140,922
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,878,000	3,977,825
5.88%, 04/10/2034	1,627,000	1,568,420
Keysight Technologies, Inc.
4.60%, 04/06/2027	4,146,000	4,047,296
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	4,143,000	3,709,611
Trimble, Inc.
6.10%, 03/15/2033	3,959,000	4,014,152
		21,458,226
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	4,260,000	4,034,517
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,711,000	4,600,760
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,440,000	2,270,976
5.50%, 12/15/2024 (A)	8,036,000	7,994,582
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	7,097,000	6,823,748
5.50%, 01/15/2026 (A)	3,093,000	3,047,152
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	813,000	813,701
		25,550,919
Food Products - 0.8%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	4,716,000	3,954,655
Cargill, Inc.
5.13%, 10/11/2032 (A)	2,748,000	2,684,283
J M Smucker Co.
6.50%, 11/15/2043	2,180,000	2,269,484
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc.
5.70%, 03/15/2034	$ 3,269,000	$ 3,207,761
Viterra Finance BV
4.90%, 04/21/2027 (A)	4,749,000	4,621,330
		16,737,513
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,035,000	1,904,795
5.75%, 12/06/2052 (A)	1,272,000	1,253,049
		3,157,844
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.
5.45%, 02/15/2034	2,765,000	2,709,645
Centene Corp.
3.38%, 02/15/2030	6,767,000	5,895,022
Cigna Group
2.40%, 03/15/2030	2,490,000	2,098,155
5.25%, 02/15/2034	5,057,000	4,877,339
CVS Health Corp.
2.70%, 08/21/2040	3,297,000	2,157,355
5.25%, 01/30/2031	1,768,000	1,734,875
Elevance Health, Inc.
2.25%, 05/15/2030	3,830,000	3,196,700
5.13%, 02/15/2053	2,303,000	2,078,862
HCA, Inc.
5.60%, 04/01/2034	3,494,000	3,407,986
6.00%, 04/01/2054	3,478,000	3,314,890
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,781,000	2,440,408
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,520,000	1,406,456
UnitedHealth Group, Inc.
5.20%, 04/15/2063	4,241,000	3,864,854
		39,182,547
Health Care REITs - 0.4%
DOC DR LLC
2.63%, 11/01/2031	5,181,000	4,170,622
Ventas Realty LP
3.25%, 10/15/2026	4,765,000	4,477,295
		8,647,917
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	2,447,000	2,482,913
Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/2024	2,352,000	2,310,482
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	6,186,000	4,959,225
		7,269,707
Insurance - 1.3%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	10,038,000	9,553,684
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Equitable Holdings, Inc.
5.59%, 01/11/2033	$ 4,846,000	$ 4,764,133
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	899,000	871,612
7.95%, 06/15/2033 (A)	3,796,000	4,107,115
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (A)	2,600,000	2,577,250
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	5,366,000	4,589,501
		26,463,295
Interactive Media & Services - 0.4%
Baidu, Inc.
4.38%, 05/14/2024	4,652,000	4,648,955
Meta Platforms, Inc.
4.80%, 05/15/2030	4,275,000	4,196,124
		8,845,079
Internet & Catalog Retail - 0.0% (F)
Expedia Group, Inc.
2.95%, 03/15/2031	382,000	325,540
Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	3,907,000	3,759,367
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,062,000	5,228,020
		8,987,387
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	3,420,000	2,396,360
Comcast Corp.
2.94%, 11/01/2056	1,538,000	896,737
NBCUniversal Media LLC
4.45%, 01/15/2043	3,184,000	2,675,928
Paramount Global
4.20%, 05/19/2032	2,546,000	2,081,073
		8,050,098
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,052,756
ArcelorMittal SA
6.55%, 11/29/2027	5,637,000	5,780,129
Glencore Funding LLC
2.63%, 09/23/2031 (A)	3,847,000	3,115,521
		11,948,406
Office REITs - 0.3%
COPT Defense Properties LP
2.00%, 01/15/2029	869,000	723,400
2.25%, 03/15/2026	1,148,000	1,076,204
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs (continued)
Highwoods Realty LP
4.13%, 03/15/2028	$ 2,649,000	$ 2,450,043
7.65%, 02/01/2034	1,613,000	1,695,933
		5,945,580
Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	2,967,000	2,550,761
Chevron USA, Inc.
3.25%, 10/15/2029	3,883,000	3,549,341
Diamondback Energy, Inc.
5.40%, 04/18/2034	5,687,000	5,528,918
Enbridge, Inc.
5.63%, 04/05/2034	4,754,000	4,655,372
Energy Transfer LP
5.15%, 03/15/2045	1,584,000	1,360,051
5.55%, 02/15/2028	1,275,000	1,273,742
5.95%, 10/01/2043	1,228,000	1,157,463
Enterprise Products Operating LLC
4.25%, 02/15/2048	7,920,000	6,357,949
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,216,000	1,204,554
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,628,000	5,600,791
ONEOK, Inc.
6.10%, 11/15/2032	5,573,000	5,655,200
Ovintiv, Inc.
6.25%, 07/15/2033	3,773,000	3,804,801
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	2,695,182
6.88%, 08/04/2026	1,410,000	1,368,529
7.69%, 01/23/2050	641,000	446,744
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,941,000	2,642,843
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,742,000	2,612,281
Shell International Finance BV
2.50%, 09/12/2026	2,963,000	2,782,868
3.75%, 09/12/2046	2,713,000	2,059,308
Western Midstream Operating LP
6.15%, 04/01/2033	3,929,000	3,926,664
Williams Cos., Inc.
5.40%, 03/04/2044	1,040,000	949,474
		62,182,836
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	151	138
United Airlines Pass-Through Trust
3.75%, 03/03/2028	3,226,493	3,071,438
		3,071,576
Personal Care Products - 0.3%
Haleon US Capital LLC
3.38%, 03/24/2027	2,512,000	2,372,170
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Kenvue, Inc.
5.00%, 03/22/2030	$ 4,684,000	$ 4,627,877
		7,000,047
Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	4,354,000	4,246,883
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	3,666,000	3,408,972
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,683,000	1,611,001
Merck & Co., Inc.
5.00%, 05/17/2053	4,003,000	3,677,475
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	4,186,000	3,895,225
Viatris, Inc.
2.30%, 06/22/2027	2,362,000	2,123,394
		18,962,950
Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	3,798,000	3,728,249
5.10%, 12/15/2027	2,209,000	2,175,777
		5,904,026
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	4,414,000	4,257,982
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	2,700,000	2,403,141
		6,661,123
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	4,749,000	4,339,776
Broadcom, Inc.
3.14%, 11/15/2035 (A)	4,562,000	3,545,565
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	3,888,000	3,772,015
KLA Corp.
3.30%, 03/01/2050	3,394,000	2,322,056
Microchip Technology, Inc.
0.98%, 09/01/2024	4,331,000	4,262,420
5.05%, 03/15/2029	4,197,000	4,124,066
Micron Technology, Inc.
5.30%, 01/15/2031	4,492,000	4,406,278
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,240,000	790,633
3.40%, 05/01/2030	1,216,000	1,079,308
QUALCOMM, Inc.
3.25%, 05/20/2050	3,626,000	2,504,481
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	4,658,636
		35,805,234
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.2%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	$ 1,316,000	$ 1,286,897
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	500,855
Fiserv, Inc.
5.45%, 03/02/2028	4,021,000	4,008,978
Infor, Inc.
1.75%, 07/15/2025 (A)	4,854,000	4,596,663
Intuit, Inc.
5.50%, 09/15/2053	1,706,000	1,668,662
Oracle Corp.
3.65%, 03/25/2041	3,232,000	2,408,774
6.90%, 11/09/2052	4,030,000	4,368,974
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	928,553
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	6,191,000	6,067,158
		25,835,514
Specialized REITs - 0.8%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,659,000	2,471,597
Extra Space Storage LP
5.90%, 01/15/2031	4,606,000	4,627,432
VICI Properties LP
4.95%, 02/15/2030	6,407,000	6,076,800
Weyerhaeuser Co.
4.00%, 04/15/2030	4,521,000	4,165,040
		17,340,869
Tobacco - 0.6%
BAT Capital Corp.
6.42%, 08/02/2033	5,397,000	5,548,602
Philip Morris International, Inc.
5.25%, 02/13/2034	3,296,000	3,178,934
5.63%, 11/17/2029	3,698,000	3,729,639
		12,457,175
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	1,739,685
T-Mobile USA, Inc.
3.50%, 04/15/2031	4,000,000	3,517,120
3.88%, 04/15/2030	3,584,000	3,278,077
5.15%, 04/15/2034	4,477,000	4,311,322
		12,846,204
Total Corporate Debt Securities (Cost $775,337,280)		742,210,716
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.6%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/2035	163,774	160,113
6-Month RFUCC Treasury + 1.57%, 5.82% (D) , 02/01/2037	1,615	1,591
6-Month RFUCC Treasury + 2.12%, 5.91% (D) , 05/01/2037	4,216	4,154
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year RFUCC Treasury + 1.66%, 5.96% (D) , 01/01/2038	$ 49,051	$ 49,140
1-Year RFUCC Treasury + 1.73%, 5.98% (D) , 09/01/2035	117,046	117,863
6.00%, 05/01/2031	108,937	111,530
1-Year RFUCC Treasury + 1.75%, 6.00% (D) , 12/01/2034	5,137	5,160
1-Year RFUCC Treasury + 1.80%, 6.05% (D) , 09/01/2037	9,267	9,531
1-Year RFUCC Treasury + 1.90%, 6.40% (D) , 02/01/2041	10,969	10,960
6-Month RFUCC Treasury + 1.36%, 6.98% (D) , 05/01/2037	7,816	7,849
6-Month RFUCC Treasury + 1.57%, 7.24% (D) , 04/01/2037	9,938	10,024
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 01/25/2025	5,631,683	5,523,576
2.89%, 06/25/2027	471,928	468,686
3.01%, 07/25/2025	12,808,092	12,450,546
3.06% (D), 08/25/2024	4,204,235	4,170,124
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	552,738	530,280
4.50%, 02/01/2025 - 08/01/2052	11,569,895	10,676,891
5.00%, 04/01/2039 - 04/01/2053	36,743,061	34,901,270
5.50%, 04/01/2036 - 03/01/2053	13,442,881	13,097,065
1-Year RFUCC Treasury + 1.74%, 5.95% (D) , 08/01/2035	14,982	15,374
6.00%, 02/01/2034 - 01/01/2040	1,636,441	1,653,290
1-Year RFUCC Treasury + 1.75%, 6.25% (D) , 03/01/2041	10,603	10,606
6.50%, 06/01/2038 - 05/01/2040	703,307	722,088
6-Month RFUCC Treasury + 0.95%, 6.57% (D) , 08/01/2037	397	391
6-Month RFUCC Treasury + 1.51%, 7.34% (D) , 01/01/2035	2,720	2,750
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	2,253,504	34,999
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	2,967,134
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2054 (B)	53,684,000	43,220,314
2.50%, 05/01/2039 - 05/01/2054 (B)	126,354,000	101,927,093
3.00%, 05/01/2039 - 02/01/2052 (B)	100,899,000	84,133,415
3.50%, 05/01/2039 - 03/01/2052 (B)	77,915,000	67,883,458
4.00%, 06/01/2052 (B)	41,350,000	36,988,867
4.50%, 05/01/2054 (B)	39,194,000	36,150,300
5.50%, 05/01/2054 (B)	46,315,000	44,944,345
6.00%, 05/01/2054 (B)	15,022,000	14,882,383
Total U.S. Government Agency Obligations (Cost $534,072,878)		517,843,160
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.0%
U.S. Treasury - 21.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 11,421,000	$ 5,389,731
1.88%, 02/15/2051 - 11/15/2051	11,868,000	6,581,444
2.00%, 02/15/2050	6,597,000	3,836,310
2.25%, 08/15/2046 - 02/15/2052	10,826,000	6,705,069
2.38%, 02/15/2042 - 05/15/2051	18,112,000	12,419,158
2.50%, 02/15/2045 - 05/15/2046	40,085,200	27,331,394
2.75%, 08/15/2042 - 11/15/2047	28,766,500	20,621,304
2.88%, 08/15/2045 - 05/15/2049	14,514,500	10,431,778
3.00%, 05/15/2042 - 08/15/2052	27,293,400	19,932,052
3.13%, 02/15/2042 - 05/15/2048	18,696,000	14,184,298
3.50%, 02/15/2039	9,127,000	7,946,194
3.63%, 02/15/2044 - 05/15/2053	21,621,500	17,845,520
3.88%, 02/15/2043	4,257,000	3,715,563
4.00%, 11/15/2052	5,195,000	4,548,466
4.13%, 08/15/2053	5,766,000	5,157,867
4.25%, 02/15/2054	10,350,000	9,467,016
4.75%, 11/15/2043 - 11/15/2053	14,841,000	14,607,059
5.25%, 02/15/2029	14,343,100	14,653,494
U.S. Treasury Notes
0.25%, 08/31/2025	5,134,000	4,810,518
0.63%, 05/15/2030 - 08/15/2030	47,305,000	37,011,973
1.13%, 02/15/2031	43,266,000	34,450,553
1.38%, 11/15/2031	16,965,000	13,414,278
1.50%, 08/15/2026 - 02/15/2030	27,285,700	23,648,897
1.63%, 02/15/2026 - 05/15/2031	30,311,900	27,194,588
2.63%, 02/15/2029	2,275,400	2,069,547
2.75%, 05/15/2025	2,275,000	2,218,036
2.88%, 05/15/2032	8,963,000	7,873,085
3.13%, 11/15/2028	11,773,000	10,991,659
3.50%, 01/31/2028 - 02/15/2033	7,633,800	7,185,405
3.63%, 05/31/2028	4,960,000	4,747,069
3.88%, 11/30/2027	5,843,100	5,658,905
4.00%, 06/30/2028 - 02/15/2034	15,184,000	14,634,665
4.13%, 09/30/2027 - 11/15/2032	28,936,900	28,052,258
4.38%, 08/31/2028 - 11/30/2028	13,405,000	13,195,891
4.50%, 03/31/2026 - 11/15/2033	9,877,200	9,755,167
4.63%, 04/30/2029	3,982,000	3,964,890
		456,251,101
U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	12,764,324	7,461,534
1.75%, 01/15/2028	4,614,913	4,512,208
2.50%, 01/15/2029	21,482,279	21,681,331
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	16,617,230	14,641,354
		48,296,427
Total U.S. Government Obligations (Cost $570,299,080)		504,547,528
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.5%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 5.74% (D) , 08/25/2035	$ 260,646	$ 234,632
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	399,287	311,674
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 6.07% (D) , 11/20/2035	298,480	251,302
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,550,619	1,680,557
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	668,185	328,848
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (A)	1,550,584	1,439,407
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.22% (D), 11/25/2034	23,971	22,150
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (A)	3,819,489	3,799,352
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.12% (D), 02/25/2034	4,173	3,988
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 6.01% (D) , 04/25/2035	56,804	51,203
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (A)	4,719,590	3,992,324
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (D), 01/25/2035 (A)	189,652	176,353
Series 2015-PS1, Class A1, 3.75% (D), 09/25/2042 (A)	150,931	136,922
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (A)	767,614	737,529
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (A)	3,835,741	3,814,241
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (A)	7,005,000	6,292,442
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (A)	5,364,714	4,300,771
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (A)	3,474,784	2,983,633
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	3,800,000	3,711,933
Series 2019-FBLU, Class C, 3.75%, 12/10/2036 (A)	4,570,000	4,458,376
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 4.10% (D), 03/18/2035	3,373	2,816
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 6.23% (D) , 10/25/2034	3,379	3,283
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.35% (D), 08/25/2037	$ 269,259	$ 186,533
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class B, 3.77%, 06/10/2027 (A)	4,800,000	636,000
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 4.70% (D), 02/25/2034	11,047	9,967
Series 2006-A2, Class 5A1, 6.09% (D), 11/25/2033	4,261	4,077
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	146,151	45,605
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,465,000	3,028,270
Series 2020-1MW, Class B, 2.41% (D), 09/10/2039 (A)	5,024,000	4,373,332
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.57% (D), 11/25/2035 (A)	147,778	69,254
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 6.07% (D) , 10/25/2028	2,798	2,603
Series 2004-A1, Class 2A1, 5.76% (D), 02/25/2034	37,978	34,158
Series 2005-A4, Class 2A2, 5.30% (D), 07/25/2035	36,240	31,699
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B, 4.21% (D), 08/15/2046	1,035,000	633,076
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (A)	609,122	549,731
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (A)	266,244	244,508
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (A)	209,594	192,071
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (A)	682,447	624,660
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (A)	854,341	780,959
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (A)	761,840	700,769
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (A)	1,576,436	1,416,604
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (A)	1,350,431	1,257,040
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (A)	1,560,445	1,447,902
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (A)	2,198,471	2,036,433
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (A)	1,089,166	1,007,336
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (A)	672,354	625,638
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (A)	$ 6,287,616	$ 5,887,218
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (A)	4,568,117	4,110,702
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (A)	1,097,217	999,472
Series 2019-6A, Class A1B, 3.50% (D), 09/25/2059 (A)	1,677,773	1,526,023
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (A)	3,955,280	3,926,414
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (A)	4,573,506	4,547,963
Series 2024-NQM5, Class A1, 5.99% (D), 12/01/2064 (A)	1,771,586	1,755,642
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (A)	3,000,000	3,000,593
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 5.81% (D) , 05/25/2047	250,358	215,224
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.75% (D), 07/25/2035	186,139	96,468
Series 2007-3, Class 3A1, 4.80% (D), 04/25/2047	462,405	210,104
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 6.13% (D) , 01/19/2034	11,137	10,532
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (A)	255,846	251,440
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (A)	931,973	888,507
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (A)	1,381,432	1,317,999
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (A)	1,729,249	1,678,922
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (A)	2,110,210	1,922,827
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (A)	5,789,125	5,421,541
Series 2019-4, Class A1, 2.90% (D), 10/25/2059 (A)	8,221,284	7,603,575
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,509,147	2,176,309
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (A)	3,481,456	3,123,584
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	11,984,917	11,038,894
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	7,254,274	6,705,989
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 6.01% (D) , 07/25/2045	17,081	16,079
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B, 3.78%, 02/15/2048	$ 3,000,000	$ 2,898,809
Series 2015-C29, Class AS, 4.01% (D), 06/15/2048	6,250,000	6,050,513
Total Mortgage-Backed Securities (Cost $149,114,264)		136,053,304
ASSET-BACKED SECURITIES - 5.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	2,849,145	2,822,057
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	516,392	469,780
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	5,935,000	5,951,411
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	4,860,000	4,777,074
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	4,947,792	4,874,900
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	5,200,000	5,164,217
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.59% (D) , 10/18/2030 (A)	5,107,326	5,114,987
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A, 3-Month Term SOFR + 1.50%, 6.83% (D) , 07/15/2036 (A)	4,000,000	4,010,312
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,344,336
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	1,466,478	1,464,686
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	8,290,147	6,271,297
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	3,215,283	2,490,726
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,184,558	3,348,327
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	4,730,000	4,708,700
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	2,500,000	2,506,187
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	5,558,719	5,504,628
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 03/18/2025	$ 118,841	$ 118,743
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (D) , 10/20/2034 (A)	7,305,000	7,302,743
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	244,104	243,859
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	319,165	318,832
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	827,315	726,622
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A)	16,100	16,069
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	4,487,928	4,300,192
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	3,982,734	3,898,350
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	4,124,467	4,070,842
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	230,419	223,823
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1, 3-Month Term SOFR + 1.45%, 6.78% (D) , 01/20/2031 (A)	2,110,462	2,114,267
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.69% (D) , 07/20/2030 (A)	3,414,675	3,418,496
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 6.13% (D) , 11/25/2046 (A)	370,028	348,054
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (A)	1,389,725	1,313,807
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	3,928,124	3,856,910
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	2,533,060	2,520,514
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	4,303,224	4,308,763
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	6,428,414	6,327,510
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	4,500,000	4,354,227
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	2,753,965	2,754,766
Total Asset-Backed Securities (Cost $120,194,879)		117,361,014
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Chile - 0.0% (F)
Chile Government International Bonds
3.50%, 01/25/2050	$ 825,000	$ 565,779
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	3,584,000	2,771,964
Indonesia - 0.2%
Indonesia Government International Bonds
4.75%, 01/08/2026 (A)	3,205,000	3,171,382
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	2,481,000	2,321,150
Panama - 0.0% (F)
Panama Government International Bonds
3.88%, 03/17/2028	735,000	660,738
Total Foreign Government Obligations (Cost $9,987,588)		9,491,013

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month Term SOFR + 6.64%, 11.96% (D)	76,306	2,212,874
Total Preferred Stock (Cost $2,093,819)		2,212,874

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (F)
Georgia - 0.0% (F)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 264,000	283,039
Total Municipal Government Obligation (Cost $310,200)		283,039
U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.17%, 10/25/2024	9,253,693	9,145,801
Total U.S. Government Agency Obligation (Cost $9,174,550)		9,145,801
COMMERCIAL PAPER - 20.4%
Banks - 6.7%
ABN AMRO Funding USA LLC
5.52% (G), 10/15/2024 (A)	21,600,000	21,052,252
Australia & New Zealand Banking Group Ltd.
5.38% (G), 08/07/2024 (A)	12,773,000	12,587,185
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
DNB Bank ASA
5.47% (G), 06/20/2024 (A)	$ 24,000,000	$ 23,820,351
HSBC USA, Inc.
5.57% (G), 07/23/2024 (A)	3,829,000	3,779,772
Korea Development Bank
5.47% (G), 07/08/2024	22,000,000	21,773,143
Lloyds Bank PLC
5.33% (G), 08/01/2024	18,825,000	18,563,364
Macquarie Bank Ltd.
5.61% (G), 10/28/2024 (A)	800,000	778,160
Nordea Bank Abp
5.39% (G), 09/03/2024 (A)	16,500,000	16,193,232
Svenska Handelsbanken AB
5.36% (G), 07/30/2024 (A)	23,450,000	23,136,594
		141,684,053
Consumer Finance - 1.1%
Toyota Motor Credit Corp.
5.46% (G), 07/03/2024	23,000,000	22,782,416
Financial Services - 9.5%
Alinghi Funding Co. LLC
5.81% (G), 05/07/2024 (A)	9,000,000	8,990,620
5.85% (G), 05/07/2024 (A)	1,636,000	1,634,295
Anglesea Funding LLC
5.38% (G), 07/26/2024 (A)	23,467,000	23,160,359
Atlantic Asset Securitization LLC
5.57% (G), 06/20/2024 (A)	8,000,000	7,938,494
Britannia Funding Co. LLC
5.53% (G), 09/18/2024 (A)	25,000,000	24,466,501
CAFCO LLC
5.48% (G), 09/03/2024 (A)	23,000,000	22,566,427
Glencove Funding LLC
5.56% (G), 06/17/2024 (A)	10,800,000	10,722,586
GTA Funding LLC
5.42% (G), 07/02/2024 (A)	400,000	396,233
5.45% (G), 08/30/2024 (A)	8,700,000	8,540,023
5.46% (G), 08/19/2024 (A)	13,609,000	13,381,789
La Fayette Asset Securitization LLC
5.41% (G), 07/09/2024 (A)	13,000,000	12,863,921
Liberty Street Funding LLC
5.59% (G), 10/31/2024 (A)	20,000,000	19,448,368
Nieuw Amsterdam Receivables Corp. BV
5.40% (G), 07/25/2024 (A)	12,000,000	11,845,563
Ridgefield Funding Co. LLC
5.41% (G), 08/05/2024 (A)	10,916,000	10,756,905
Sheffield Receivables Co. LLC
5.48% (G), 09/03/2024 (A)	16,355,000	16,044,631
Starbird Funding Corp.
5.47% (G), 07/11/2024 (A)	6,981,000	6,905,829
		199,662,544
	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services - 1.0%
Columbia Funding Co. LLC
5.48% (G), 09/04/2024 (A)	$ 21,256,000	$ 20,846,687
Pharmaceuticals - 2.1%
AstraZeneca PLC
5.36% (G), 07/15/2024 (A)	21,925,000	21,669,038
Pfizer, Inc.
5.30% (G), 08/01/2024 (A)	325,000	320,510
5.59% (G), 06/04/2024 (A)	21,000,000	20,890,873
		42,880,421
Total Commercial Paper (Cost $428,092,373)		427,856,121
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bills
5.33% (G), 06/13/2024	4,419,100	4,391,245
5.34% (G), 05/02/2024	5,619,000	5,618,177
5.38% (G), 06/13/2024	1,641,900	1,631,551
5.39% (G), 05/30/2024 - 07/18/2024	19,841,000	19,641,183
Total Short-Term U.S. Government Obligations (Cost $31,283,153)		31,282,156

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	2,905,530	2,905,530
Total Other Investment Company (Cost $2,905,530)		2,905,530

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 2.50% (G), dated 04/30/2024, to be repurchased at $38,358,268 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $39,122,892.	$ 38,355,605	38,355,605
Total Repurchase Agreement (Cost $38,355,605)		38,355,605
Total Investments (Cost $2,671,221,199)		2,539,547,861
Net Other Assets (Liabilities) - (20.8)%		(437,279,572)
Net Assets - 100.0%		$ 2,102,268,289
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$742,210,716	$—	$742,210,716
U.S. Government Agency Obligations	—	517,843,160	—	517,843,160
U.S. Government Obligations	—	504,547,528	—	504,547,528
Mortgage-Backed Securities	—	136,053,304	—	136,053,304
Asset-Backed Securities	—	117,361,014	—	117,361,014
Foreign Government Obligations	—	9,491,013	—	9,491,013
U.S. Government Agency Obligation	—	9,145,801	—	9,145,801
Preferred Stock	2,212,874	—	—	2,212,874
Municipal Government Obligation	—	283,039	—	283,039
Commercial Paper	—	427,856,121	—	427,856,121
Short-Term U.S. Government Obligations	—	31,282,156	—	31,282,156
Other Investment Company	2,905,530	—	—	2,905,530
Repurchase Agreement	—	38,355,605	—	38,355,605
Total Investments	$5,118,404	$2,534,429,457	$—	$2,539,547,861
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $774,635,504, representing 36.8% of the
Fund’s net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $2,842,632, collateralized by cash collateral of $2,905,530. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at April 30, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $2,632,865,594) (including securities loaned of $2,842,632)	$2,501,192,256
Repurchase agreement, at value (cost $38,355,605)	38,355,605
Cash	27,346
Cash collateral pledged at broker for:
TBA commitments	10,020,276
Receivables and other assets:
Investments sold	46,817,801
When-issued, delayed-delivery, forward and TBA commitments sold	24,625,551
Net income from securities lending	13,733
Shares of beneficial interest sold	125,160
Interest	14,690,400
Prepaid expenses	22,576
Total assets	2,635,890,704
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,905,530
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	514,498,623
Dividends and/or distributions	358
Shares of beneficial interest redeemed	15,279,435
Investment management fees	744,204
Distribution and service fees	36,569
Transfer agent fees	15,662
Trustee and CCO fees	7,329
Audit and tax fees	28,281
Custody fees	64,191
Legal fees	10,698
Printing and shareholder reports fees	1,384
Other accrued expenses	30,151
Total liabilities	533,622,415
Net assets	$2,102,268,289
Net assets consist of:
Paid-in capital	$2,411,835,201
Total distributable earnings (accumulated losses)	(309,566,912)
Net assets	$2,102,268,289
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$1,054,208
Class C	249,025
Class I	10,051,250
Class I2	1,694,225,774
Class I3	247,919,028
Class R	20,071,704
Class R4	119,448,190
Class R6	9,249,110
Shares outstanding (unlimited shares, no par value):
Class A	126,165
Class C	29,899
Class I	1,211,215
Class I2	203,296,182
Class I3	29,698,644
Class R	2,399,777
Class R4	14,299,087
Class R6	1,107,743
Net asset value per share: (A)
Class A	$8.36
Class C	8.33
Class I	8.30
Class I2	8.33
Class I3	8.35
Class R	8.36
Class R4	8.35
Class R6	8.35
Maximum offering price per share: (B)
Class A	$8.78

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$179,974
Interest income	53,201,733
Net income from securities lending	146,391
Total investment income	53,528,098
Expenses:
Investment management fees	4,229,627
Distribution and service fees:
Class A	1,207
Class C	1,429
Class R	51,888
Class R4	143,357
Transfer agent fees:
Class A	326
Class C	123
Class I	4,392
Class I2	68,969
Class I3	9,203
Class R	188
Class R4	4,301
Class R6	229
Trustee and CCO fees	44,657
Audit and tax fees	29,878
Custody fees	92,619
Legal fees	71,450
Printing and shareholder reports fees	31,452
Registration fees	45,276
Other	174,516
Total expenses before waiver and/or reimbursement and recapture	5,005,087
Expenses waived and/or reimbursed:
Class C	(34)
Class I	(3,816)
Class R4	(10,899)
Recapture of previously waived and/or reimbursed fees:
Class R4	101
Net expenses	4,990,439
Net investment income (loss)	48,537,659
Net realized gain (loss) on:
Investments	1,105,011
Net change in unrealized appreciation (depreciation) on:
Investments	65,144,500
Net realized and change in unrealized gain (loss)	66,249,511
Net increase (decrease) in net assets resulting from operations	$114,787,170
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$48,537,659	$94,880,758
Net realized gain (loss)	1,105,011	(87,646,612)
Net change in unrealized appreciation (depreciation)	65,144,500	17,334,992
Net increase (decrease) in net assets resulting from operations	114,787,170	24,569,138
Dividends and/or distributions to shareholders:
Class A (A)	(19,815)	(8,907)
Class C (A)	(4,741)	(5,252)
Class I (A)	(185,712)	(110,676)
Class I2	(40,347,845)	(80,506,324)
Class I3	(5,392,838)	(10,205,258)
Class R	(404,252)	(779,243)
Class R4	(2,389,196)	(4,071,600)
Class R6	(135,451)	(108,672)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(48,879,850)	(95,795,932)
Capital share transactions:
Proceeds from shares sold:
Class A (A)	698,086	784,785
Class C (A)	120,208	489,551
Class I (A)	8,374,615	8,135,764
Class I2	52,357,730	49,671,470
Class I3	13,835,222	21,495,832
Class R	731,032	802,762
Class R4	11,185,193	18,229,453
Class R6	6,063,686	5,594,537
	93,365,772	105,204,154
Dividends and/or distributions reinvested:
Class A (A)	18,751	8,837
Class C (A)	4,669	5,155
Class I (A)	183,213	113,132
Class I2	40,347,590	80,506,580
Class I3	5,392,838	10,205,258
Class R	404,252	779,243
Class R4	2,389,196	4,071,600
Class R6	135,405	108,662
	48,875,914	95,798,467
Cost of shares redeemed:
Class A (A)	(450,012)	(44,145)
Class C (A)	(223,430)	(83,715)
Class I (A)	(511,481)	(5,895,429)
Class I2	(254,762,316)	(246,019,456)
Class I3	(10,842,389)	(38,978,910)
Class R	(1,650,815)	(4,144,861)
Class R4	(4,945,691)	(13,164,712)
Class R6	(1,160,724)	(2,007,552)
	(274,546,858)	(310,338,780)
Automatic conversions:
Class A (A)	6,175	50,366
Class C (A)	(6,175)	(50,366)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(132,305,172)	(109,336,159)
Net increase (decrease) in net assets	(66,397,852)	(180,562,953)
Net assets:
Beginning of period/year	2,168,666,141	2,349,229,094
End of period/year	$2,102,268,289	$2,168,666,141
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A (A)	80,809	92,346
Class C (A)	14,091	57,075
Class I (A)	1,004,568	946,665
Class I2	6,106,822	5,696,003
Class I3	1,606,913	2,499,672
Class R	85,257	92,828
Class R4	1,304,608	2,121,848
Class R6	714,127	651,162
	10,917,195	12,157,599
Shares reinvested:
Class A (A)	2,192	1,056
Class C (A)	547	610
Class I (A)	21,549	13,393
Class I2	4,725,435	9,402,161
Class I3	630,681	1,190,555
Class R	47,175	90,729
Class R4	279,229	475,036
Class R6	15,848	12,749
	5,722,656	11,186,289
Shares redeemed:
Class A (A)	(51,910)	(5,208)
Class C (A)	(25,985)	(9,534)
Class I (A)	(60,715)	(714,245)
Class I2	(29,943,302)	(28,697,674)
Class I3	(1,273,910)	(4,564,186)
Class R	(192,539)	(482,463)
Class R4	(580,402)	(1,526,359)
Class R6	(135,630)	(233,160)
	(32,264,393)	(36,232,829)
Automatic conversions:
Class A (A)	738	6,142
Class C (A)	(741)	(6,164)
	(3)	(22)
Net increase (decrease) in shares outstanding:
Class A (A)	31,829	94,336
Class C (A)	(12,088)	41,987
Class I (A)	965,402	245,813
Class I2	(19,111,045)	(13,599,510)
Class I3	963,684	(873,959)
Class R	(60,107)	(298,906)
Class R4	1,003,435	1,070,525
Class R6	594,345	430,751
	(15,624,545)	(12,888,963)

(A)	Class A, C and I commenced operations on November 1, 2022.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.12	$8.41
Investment operations:
Net investment income (loss) (B)	0.17	0.33
Net realized and unrealized gain (loss)	0.24	(0.31)
Total investment operations	0.41	0.02
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.31)
Net asset value, end of period/year	$8.36	$8.12
Total return (C)(D)	4.94%	0.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,054	$766
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.74%	0.81%
Including waiver and/or reimbursement and recapture	0.74%	0.81%(F)
Net investment income (loss) to average net assets (E)	4.06%	3.93%
Portfolio turnover rate	30%(D)	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.09	$8.42
Investment operations:
Net investment income (loss) (B)	0.14	0.27
Net realized and unrealized gain (loss)	0.24	(0.34)
Total investment operations	0.38	(0.07)
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.26)
Net asset value, end of period/year	$8.33	$8.09
Total return (C)(D)	4.68%	(0.99)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$249	$340
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.51%	1.47%
Including waiver and/or reimbursement and recapture	1.49%	1.47%
Net investment income (loss) to average net assets (E)	3.28%	3.14%
Portfolio turnover rate	30%(D)	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.08	$8.39
Investment operations:
Net investment income (loss) (B)	0.18	0.35
Net realized and unrealized gain (loss)	0.22	(0.32)
Total investment operations	0.40	0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.34)
Net asset value, end of period/year	$8.30	$8.08
Total return (C)	4.82%	0.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10,051	$1,985
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.53%	0.53%
Including waiver and/or reimbursement and recapture	0.44%	0.44%(E)
Net investment income (loss) to average net assets (D)	4.36%	4.19%
Portfolio turnover rate	30%(C)	57%

(A)	Commenced operations on November 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.10	$8.37	$10.34	$10.85	$10.50	$9.70
Investment operations:
Net investment income (loss) (A)	0.18	0.34	0.23	0.19	0.23	0.28
Net realized and unrealized gain (loss)	0.24	(0.27)	(1.80)	(0.14)	0.37	0.81
Total investment operations	0.42	0.07	(1.57)	0.05	0.60	1.09
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.34)	(0.23)	(0.20)	(0.25)	(0.29)
Net realized gains	—	—	(0.17)	(0.36)	—	—
Total dividends and/or distributions to shareholders	(0.19)	(0.34)	(0.40)	(0.56)	(0.25)	(0.29)
Net asset value, end of period/year	$8.33	$8.10	$8.37	$10.34	$10.85	$10.50
Total return	5.10%(B)	0.74%	(15.67)%	0.45%	5.74%	11.39%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,694,226	$1,800,512	$1,974,697	$1,131,283	$1,275,122	$1,826,481
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.42%	0.41%	0.42%	0.42%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.42%	0.41%	0.42%	0.42%(D)
Net investment income (loss) to average net assets	4.36%(C)	3.96%	2.49%	1.81%	2.16%	2.77%
Portfolio turnover rate	30%(B)	57%	64%	48%	46%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.11	$8.38	$10.36	$10.87	$10.51	$9.72
Investment operations:
Net investment income (loss) (A)	0.19	0.34	0.22	0.19	0.23	0.28
Net realized and unrealized gain (loss)	0.24	(0.27)	(1.80)	(0.14)	0.38	0.80
Total investment operations	0.43	0.07	(1.58)	0.05	0.61	1.08
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.34)	(0.23)	(0.20)	(0.25)	(0.29)
Net realized gains	—	—	(0.17)	(0.36)	—	—
Total dividends and/or distributions to shareholders	(0.19)	(0.34)	(0.40)	(0.56)	(0.25)	(0.29)
Net asset value, end of period/year	$8.35	$8.11	$8.38	$10.36	$10.87	$10.51
Total return	5.09%(B)	0.74%	(15.74)%	0.45%	5.83%	11.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$247,919	$233,018	$248,167	$369,100	$385,809	$485,794
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.42%	0.41%	0.42%	0.42%
Including waiver and/or reimbursement and recapture	0.43%(C)	0.43%	0.42%	0.41%	0.42%	0.42%(D)
Net investment income (loss) to average net assets	4.37%(C)	3.97%	2.36%	1.81%	2.14%	2.78%
Portfolio turnover rate	30%(B)	57%	64%	48%	46%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.13	$8.39	$10.37	$10.88	$10.52	$9.73
Investment operations:
Net investment income (loss) (A)	0.16	0.30	0.18	0.14	0.18	0.23
Net realized and unrealized gain (loss)	0.24	(0.26)	(1.81)	(0.15)	0.37	0.80
Total investment operations	0.40	0.04	(1.63)	(0.01)	0.55	1.03
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.30)	(0.18)	(0.14)	(0.19)	(0.24)
Net realized gains	—	—	(0.17)	(0.36)	—	—
Total dividends and/or distributions to shareholders	(0.17)	(0.30)	(0.35)	(0.50)	(0.19)	(0.24)
Net asset value, end of period/year	$8.36	$8.13	$8.39	$10.37	$10.88	$10.52
Total return	4.83%(B)	0.33%	(16.15)%	(0.05)%	5.29%	10.68%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,072	$19,987	$23,157	$31,469	$42,002	$51,335
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92%(C)	0.93%	0.92%	0.91%	0.92%	0.91%
Including waiver and/or reimbursement and recapture	0.92%(C)	0.93%	0.92%	0.91%	0.92%	0.91%(D)
Net investment income (loss) to average net assets	3.86%(C)	3.47%	1.88%	1.32%	1.64%	2.29%
Portfolio turnover rate	30%(B)	57%	64%	48%	46%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.11	$8.39	$10.36	$10.87	$10.52	$9.72
Investment operations:
Net investment income (loss) (A)	0.18	0.32	0.20	0.16	0.20	0.26
Net realized and unrealized gain (loss)	0.24	(0.28)	(1.79)	(0.14)	0.37	0.81
Total investment operations	0.42	0.04	(1.59)	0.02	0.57	1.07
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.32)	(0.21)	(0.17)	(0.22)	(0.27)
Net realized gains	—	—	(0.17)	(0.36)	—	—
Total dividends and/or distributions to shareholders	(0.18)	(0.32)	(0.38)	(0.53)	(0.22)	(0.27)
Net asset value, end of period/year	$8.35	$8.11	$8.39	$10.36	$10.87	$10.52
Total return	4.97% (B)	0.38%	(15.85)%	0.21%	5.49%	11.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$119,448	$107,894	$102,515	$152,590	$162,185	$178,769
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.68%(C)	0.68%	0.67%	0.66%	0.67%	0.67%
Including waiver and/or reimbursement and recapture	0.66%(C)(D)	0.66%(D)	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets	4.14%(C)	3.76%	2.14%	1.57%	1.90%	2.54%
Portfolio turnover rate	30%(B)	57%	64%	48%	46%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$8.11	$8.38	$10.36	$10.35
Investment operations:
Net investment income (loss) (B)	0.19	0.35	0.26	0.08
Net realized and unrealized gain (loss)	0.24	(0.27)	(1.84)	0.01 (C)
Total investment operations	0.43	0.08	(1.58)	0.09
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.35)	(0.23)	(0.08)
Net realized gains	—	—	(0.17)	—
Total dividends and/or distributions to shareholders	(0.19)	(0.35)	(0.40)	(0.08)
Net asset value, end of period/year	$8.35	$8.11	$8.38	$10.36
Total return	5.23%(D)	0.76%	(15.74)%	0.89%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,249	$4,164	$693	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.43%(E)	0.43%	0.42%	0.41%(E)
Including waiver and/or reimbursement and recapture	0.43%(E)	0.43%	0.42%	0.41%(E)
Net investment income (loss) to average net assets	4.41%(E)	4.12%	2.99%	1.78%(E)
Portfolio turnover rate	30%(D)	57%	64%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Core Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,905,530	$—	$—	$—	$2,905,530
Total Borrowings	$2,905,530	$—	$—	$—	$2,905,530
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$2,014,813,928	95.84%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.380%
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
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Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A(A)	0.85%	March 1, 2025
Class C(A)	1.52	March 1, 2025
Class I(A)	0.56	March 1, 2025
Class I2	0.47	March 1, 2025
Class I3, Class R6	0.46	March 1, 2025
Class R	1.00	March 1, 2025
Class R4	0.65	March 1, 2025
Prior to March 1, 2024
Class C	1.60

(A)	Class commenced operations on November 1, 2022.
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class C	$—	$—	$—	$34	$34
Class R4	8,678	30,309	29,293	10,899	79,179

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
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Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$7,229	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2025.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$87,484	$15,574
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$246,800,593	$264,462,089	$325,229,312	$272,928,348
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
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Semi-Annual Report 2024

Transamerica Core Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$2,671,221,199	$5,352,769	$(137,026,107)	$(131,673,338)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA CORE BOND 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Emerging Markets Debt
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Emerging Markets Debt

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,092.40	$6.56	$1,018.60	$6.32	1.26%
Class C	1,000.00	1,088.30	9.87	1,015.40	9.52	1.90
Class I	1,000.00	1,094.20	4.43	1,020.60	4.27	0.85
Class I2	1,000.00	1,095.00	3.85	1,021.20	3.72	0.74
Class R6	1,000.00	1,094.80	3.91	1,021.10	3.77	0.75

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

(unaudited)

Asset Allocation	Percentage of Net Assets
Foreign Government Obligations	52.6%
Corporate Debt Securities	39.5
Repurchase Agreement	5.4
Other Investment Company	0.7
Short-Term Foreign Government Obligations	0.7
Net Other Assets (Liabilities) ^	1.1
Total	100.0%

Fund Characteristics	Years
Average Maturity §	9.24
Duration †	4.54

Credit Quality ‡	Percentage of Net Assets
AAA	7.0%
AA	2.0
A	8.5
BBB	27.4
BB	24.6
B	15.9
CCC and Below	6.3
Not Rated	7.2
Net Other Assets (Liabilities)	1.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 52.6%
Angola - 0.7%
Angola Government International Bonds
8.25%, 05/09/2028 (A)	$ 350,000	$ 329,224
8.25%, 05/09/2028 (B)	335,000	315,114
8.75%, 04/14/2032 (B)	910,000	822,003
9.13%, 11/26/2049 (A)	900,000	747,000
		2,213,341
Argentina - 1.8%
Argentina Republic Government International Bonds
0.75% (C), 07/09/2030	1,960,000	1,133,879
3.50% (C), 07/09/2041	1,925,000	841,411
3.63% (C), 07/09/2046	7,590,000	3,614,324
		5,589,614
Bahamas - 0.4%
Bahamas Government International Bonds
8.95%, 10/15/2032 (B)	1,315,000	1,262,038
Brazil - 4.8%
Brazil Government International Bonds
7.13%, 05/13/2054	3,350,000	3,199,906
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2025 - 01/01/2035	BRL 64,765,000	12,081,692
		15,281,598
Cayman Islands - 0.2%
KSA Sukuk Ltd.
5.27%, 10/25/2028 (B)	$ 745,000	744,985
Chile - 1.2%
Bonos de la Tesoreria de la Republica en pesos
5.80%, 10/01/2034 (A)	CLP 1,420,000,000	1,456,102
Chile Government International Bonds
2.75%, 01/31/2027	$ 1,325,000	1,227,257
3.50%, 01/31/2034	1,250,000	1,055,434
		3,738,793
China - 0.7%
China Government Bonds
3.27%, 11/19/2030	CNY 14,150,000	2,080,759
Colombia - 2.8%
Colombia Government International Bonds
7.50%, 02/02/2034	$ 1,440,000	1,415,982
8.75%, 11/14/2053	3,750,000	3,866,524
Colombia TES
Series B, 7.25%, 10/26/2050	COP 4,053,300,000	695,908
Series B, 9.25%, 05/28/2042	6,154,400,000	1,337,298
Colombian TES
Series B, 13.25%, 02/09/2033	4,959,000,000	1,447,432
		8,763,144
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire - 1.7%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (A)	EUR 850,000	$ 755,631
5.88%, 10/17/2031 (B)	800,000	769,990
6.88%, 10/17/2040 (B)	1,600,000	1,427,573
8.25%, 01/30/2037 (B)	$ 2,530,000	2,416,150
		5,369,344
Czech Republic - 1.4%
Czech Republic Government Bonds
Series 142, 1.95%, 07/30/2037	CZK 98,610,000	3,152,531
Series 58, 5.70%, 05/25/2024 (A)	31,030,000	1,316,101
		4,468,632
Dominican Republic - 0.9%
Dominican Republic International Bonds
11.25%, 09/15/2035 (B)	DOP 167,200,000	2,995,578
Ecuador - 0.3%
Ecuador Government International Bonds
2.50% (C), 07/31/2040 (B)	$ 2,190,000	1,116,900
Egypt - 1.1%
Egypt Government International Bonds
5.80%, 09/30/2027 (B)	970,000	861,118
7.30%, 09/30/2033 (B)	2,490,000	1,988,738
8.70%, 03/01/2049 (B)	830,000	641,827
		3,491,683
El Salvador - 0.6%
El Salvador Government International Bonds
0.25%, 04/17/2030 (B)	1,950,000	53,967
9.25%, 04/17/2030 (B)	1,950,000	1,742,620
		1,796,587
Gabon - 0.3%
Gabon Government International Bonds
6.63%, 02/06/2031 (B)	1,050,000	824,775
Ghana - 0.6%
Ghana Government International Bonds
7.63%, 05/16/2029 (B)	1,900,000	915,914
7.88%, 02/11/2035 (A)	1,110,000	535,741
8.88%, 05/07/2042 (A)	650,000	312,338
		1,763,993
Guatemala - 0.2%
Guatemala Government Bonds
4.88%, 02/13/2028 (B)	700,000	659,425
Hungary - 1.9%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 965,400,000	1,679,665
4.75%, 11/24/2032	689,490,000	1,593,842
Hungary Government International Bonds
5.50%, 03/26/2036 (B)	$ 1,415,000	1,319,488
6.25%, 09/22/2032 (B)	1,600,000	1,612,000
		6,204,995
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 3.8%
Indonesia Government International Bonds
4.55%, 01/11/2028	$ 1,875,000	$ 1,813,999
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 32,804,000,000	2,000,156
8.25%, 05/15/2036	26,291,000,000	1,745,995
8.38%, 03/15/2034	47,296,000,000	3,136,623
Series FR73, 8.75%, 05/15/2031	21,819,000,000	1,450,662
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	$ 2,000,000	1,942,173
		12,089,608
Kenya - 0.3%
Republic of Kenya Government International Bonds
9.75%, 02/16/2031 (B)	935,000	935,000
Malaysia - 0.2%
Malaysia Government Bonds
4.70%, 10/15/2042	MYR 3,555,000	789,035
Mexico - 4.5%
Mexico Bonos
7.50%, 06/03/2027	MXN 39,787,100	2,149,222
Series M, 7.75%, 05/29/2031 - 11/23/2034	81,368,600	4,140,466
8.00%, 07/31/2053	19,216,000	909,361
Series M 30, 10.00%, 11/20/2036	43,050,000	2,523,077
Mexico Government International Bonds
5.00%, 05/07/2029	$ 1,265,000	1,221,460
6.35%, 02/09/2035	3,400,000	3,383,257
		14,326,843
Morocco - 0.4%
Morocco Government International Bonds
3.00%, 12/15/2032 (B)	1,535,000	1,195,169
Nigeria - 1.0%
Nigeria Government International Bonds
6.13%, 09/28/2028 (B)	760,000	669,074
6.50%, 11/28/2027 (B)	1,650,000	1,526,514
7.38%, 09/28/2033 (B)	1,200,000	995,352
		3,190,940
Oman - 0.2%
Oman Government International Bonds
6.25%, 01/25/2031 (B)	625,000	630,469
Pakistan - 0.5%
Pakistan Government International Bonds
6.88%, 12/05/2027 (B)	1,110,000	950,993
8.88%, 04/08/2051 (B)(D)	1,050,000	800,339
		1,751,332
Panama - 0.8%
Panama Government International Bonds
7.88%, 03/01/2057 (D)	1,400,000	1,368,866
8.88%, 09/30/2027	1,100,000	1,163,800
		2,532,666
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Papua New Guinea - 0.2%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (A)	$ 815,000	$ 766,915
Peru - 0.2%
Peru Government International Bonds
6.90%, 08/12/2037 (B)	PEN 2,814,000	708,884
Poland - 3.0%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (B)	$ 580,000	595,459
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 11,257,000	2,086,891
Series 0726, 2.50%, 07/25/2026	12,056,000	2,798,553
Series 0728, 7.50%, 07/25/2028	9,152,000	2,416,328
Republic of Poland Government International Bonds
5.50%, 11/16/2027 - 03/18/2054	$ 1,830,000	1,748,187
		9,645,418
Republic of Korea - 0.3%
Export-Import Bank of Korea
8.00%, 05/15/2024 (B)	IDR 15,200,000,000	934,903
Republic of South Africa - 3.2%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 51,188,000	2,261,152
8.50%, 01/31/2037	49,541,000	1,963,873
8.75%, 02/28/2048	17,400,549	649,010
8.88%, 02/28/2035	43,933,000	1,874,615
11.63%, 03/31/2053	38,375,000	1,869,077
Republic of South Africa Government International Bonds
7.30%, 04/20/2052	$ 1,905,000	1,606,791
		10,224,518
Romania - 1.7%
Romania Government Bonds
7.35%, 04/28/2031	RON 11,715,000	2,598,145
Romania Government International Bonds
2.00%, 04/14/2033 (A)	EUR 1,160,000	930,116
6.63%, 02/17/2028 (B)	$ 850,000	859,624
7.63%, 01/17/2053 (B)	1,080,000	1,150,200
		5,538,085
Saudi Arabia - 2.1%
Saudi Government International Bonds
4.63%, 10/04/2047 (B)	3,998,000	3,273,363
5.75%, 01/16/2054 (B)	3,555,000	3,315,037
		6,588,400
Serbia - 0.5%
Serbia International Bonds
6.50%, 09/26/2033 (B)	1,455,000	1,451,683
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Soviet Union - 0.3%
Suriname Government International Bonds
9.00% (E), 12/31/2050 (B)	$ 1,475,000	$ 1,089,287
Sri Lanka - 0.4%
Sri Lanka Government International Bonds
6.20%, 05/11/2027 (A)	2,355,000	1,330,969
Supranational - 1.9%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	449,583
11.20%, 01/31/2025	COP 2,792,000,000	705,224
11.75%, 07/24/2024	3,633,000,000	924,105
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (A)	INR 126,500,000	1,388,880
European Bank for Reconstruction & Development
Zero Coupon, 02/13/2031	TRY 89,000,000	170,642
6.25%, 04/11/2028	INR 89,900,000	1,038,956
International Bank for Reconstruction & Development
12.50%, 02/21/2025	KZT 418,000,000	931,985
13.50%, 07/03/2025	204,000,000	458,770
		6,068,145
Tunisia - 0.4%
Tunisian Republic
5.75%, 01/30/2025 (A)	$ 1,200,000	1,126,200
Turkey - 3.8%
Hazine Mustesarligi Varlik Kiralama AS
8.51%, 01/14/2029 (B)	1,400,000	1,471,750
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (B)	2,045,000	2,188,314
Turkiye Garanti Bankasi AS
5-Year CMT + 4.09%, 8.38% (E), 02/28/2034 (B)	1,010,000	1,001,342
Turkiye Government Bonds
9.00%, 07/24/2024	TRY 32,865,000	925,989
12.60%, 10/01/2025	129,083,000	2,835,850
Turkiye Government International Bonds
6.00%, 03/25/2027	$ 2,340,000	2,301,778
7.63%, 05/15/2034	1,270,000	1,253,541
		11,978,564
Ukraine - 0.7%
Ukraine Government International Bonds
7.75%, 09/01/2026 - 09/01/2027 (A)	6,635,000	1,887,489
7.75% (E), 08/01/2041 (A)	430,000	228,303
		2,115,792
Venezuela - 0.1%
Venezuela Government International Bonds
9.00%, 05/07/2023 (A)	1,560,000	296,045
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia - 0.5%
Zambia Government International Bonds
8.97%, 07/30/2027 (A)	$ 2,400,000	$ 1,753,824
Total Foreign Government Obligations (Cost $168,826,395)		167,424,878
CORPORATE DEBT SECURITIES - 39.5%
Argentina - 0.5%
YPF SA
9.00% (C), 06/30/2029 (A)	600,000	594,162
9.50%, 01/17/2031 (B)	1,000,000	1,010,953
		1,605,115
Bermuda - 0.4%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/2038 (B)	600,000	533,942
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026 (B)	640,000	602,295
		1,136,237
Brazil - 0.2%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 9.00%, 06/30/2031 (A)(F)	800,000	729,950
Canada - 0.5%
First Quantum Minerals Ltd.
8.63%, 06/01/2031 (B)	1,600,000	1,547,854
Cayman Islands - 2.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,200,000	796,845
C&W Senior Finance Ltd.
6.88%, 09/15/2027 (B)	1,700,000	1,609,764
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (A)	650,000	52,000
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (B)	1,100,000	1,138,940
Meituan
3.05%, 10/28/2030 (B)	1,010,000	852,388
3.05%, 10/28/2030 (A)	580,000	489,490
Melco Resorts Finance Ltd.
5.75%, 07/21/2028 (B)	800,000	740,538
7.63%, 04/17/2032 (B)	1,410,000	1,383,562
Sands China Ltd.
4.05%, 01/08/2026	490,000	471,674
5.40%, 08/08/2028	700,000	677,845
Tencent Holdings Ltd.
3.68%, 04/22/2041 (B)	1,000,000	761,935
		8,974,981
Chile - 2.5%
AES Andes SA
6.30%, 03/15/2029 (B)	1,500,000	1,477,905
Agrosuper SA
4.60%, 01/20/2032 (B)	1,000,000	842,195
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Alfa Desarrollo SpA
4.55%, 09/27/2051 (B)	$ 1,603,599	$ 1,168,759
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (B)	1,930,000	1,929,439
Falabella SA
3.75%, 10/30/2027 (A)	550,000	492,383
3.75%, 10/30/2027 (B)	295,000	264,096
4.38%, 01/27/2025 (A)	600,000	591,201
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033 (B)	565,000	566,601
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (B)	1,000,000	749,995
		8,082,574
Colombia - 1.1%
Banco GNB Sudameris SA
Fixed until 04/16/2026, 7.50% (E), 04/16/2031 (B)	1,000,000	897,503
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	760,000	537,205
Ecopetrol SA
8.38%, 01/19/2036	650,000	631,922
8.63%, 01/19/2029	600,000	624,142
Grupo Energia Bogota SA ESP
7.85%, 11/09/2033 (B)	815,000	884,030
		3,574,802
Czech Republic - 0.4%
Energo-Pro AS
11.00%, 11/02/2028 (B)	1,050,000	1,136,268
Georgia - 0.4%
Bank of Georgia JSC
Fixed until 07/16/2029 (B)(G), 9.50% (E)	1,320,000	1,305,586
Guatemala - 0.2%
CT Trust
5.13%, 02/03/2032 (B)	805,000	699,503
Hong Kong - 0.5%
AIA Group Ltd.
5.38%, 04/05/2034 (B)	1,210,000	1,155,386
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/09/2027 (A)	1,060,000	445,063
		1,600,449
India - 2.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.70%, 03/12/2042 (B)	1,420,000	1,306,862
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (B)	1,200,000	916,240
4.20%, 08/04/2027 (B)	1,030,000	930,943
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (A)	1,090,000	1,014,380
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
India (continued)
Indiabulls Housing Finance Ltd.
9.70%, 07/03/2027 (B)	$ 1,400,000	$ 1,358,000
IRB Infrastructure Developers Ltd.
7.11%, 03/11/2032 (B)	540,000	532,710
REC Ltd.
5.63%, 04/11/2028 (B)	890,000	883,037
Shriram Finance Ltd.
6.63%, 04/22/2027 (B)(D)	730,000	724,334
		7,666,506
Indonesia - 0.9%
Freeport Indonesia PT
6.20%, 04/14/2052 (B)(D)	1,778,000	1,665,499
Indofood CBP Sukses Makmur Tbk. PT
4.75%, 06/09/2051 (A)	1,600,000	1,230,056
		2,895,555
Ireland - 0.0% (H)
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (B)(G), 7.60% (E)	640,000	23,120
Israel - 0.5%
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (A)	750,000	705,000
Leviathan Bond Ltd.
6.75%, 06/30/2030 (A)	1,000,000	891,250
		1,596,250
Jersey, Channel Islands - 0.4%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (A)	1,620,800	1,351,693
Kazakhstan - 0.3%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (A)	600,000	532,996
6.38%, 10/24/2048 (B)	520,000	461,929
		994,925
Luxembourg - 5.3%
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (B)	1,100,000	1,094,720
Cosan Luxembourg SA
7.25%, 06/27/2031 (B)	1,070,000	1,073,702
CSN Resources SA
4.63%, 06/10/2031 (B)	1,215,000	955,440
5.88%, 04/08/2032 (B)	350,000	292,043
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	350,000	289,861
4.39%, 11/30/2046 (B)	1,460,000	1,094,442
Guara Norte SARL
5.20%, 06/15/2034 (B)	882,494	800,176
Kenbourne Invest SA
4.70%, 01/22/2028 (A)	1,254,000	494,650
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (B)	1,692,064	1,465,841
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (B)	$ 750,000	$ 676,568
Millicom International Cellular SA
5.13%, 01/15/2028 (A)	535,500	493,808
Movida Europe SA
7.85%, 04/11/2029 (B)	2,740,000	2,565,676
Nexa Resources SA
6.75%, 04/09/2034 (B)	730,000	734,526
Puma International Financing SA
7.75%, 04/25/2029 (B)	1,340,000	1,353,882
Raizen Fuels Finance SA
6.95%, 03/05/2054 (B)	1,000,000	973,607
Simpar Europe SA
5.20%, 01/26/2031 (B)	1,500,000	1,199,460
Tierra Mojada Luxembourg II SARL
5.75%, 12/01/2040 (A)	1,325,340	1,192,530
		16,750,932
Mexico - 4.8%
Alsea SAB de CV
7.75%, 12/14/2026 (B)	865,000	874,087
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (B)(G), 6.63% (E)	1,300,000	1,143,771
Fixed until 10/14/2030 (A)(G), 8.38% (E)	875,000	868,534
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (E), 06/29/2038 (B)	1,500,000	1,548,605
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039 (B)	550,000	575,917
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (B)	1,600,000	1,304,277
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051 (B)	1,200,000	877,276
Petroleos Mexicanos
6.50%, 03/13/2027	2,170,000	2,032,479
7.19%, 09/12/2024 (A)	MXN 14,090,000	802,202
7.69%, 01/23/2050	$ 6,935,000	4,833,336
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (B)	165,000	88,041
6.38%, 09/20/2028 (A)	30,000	16,008
Trust Fibra Uno
6.95%, 01/30/2044 (B)	540,000	456,405
		15,420,938
Multi-National - 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US
PIK Rate 1.50%, Cash Rate 9.00%, 05/25/2027 (F)	1,020,341	989,589
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 3.6%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (B)	$ 200,000	$ 168,758
8.50%, 01/12/2031 (B)	890,000	904,908
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (B)	800,000	818,695
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (B)	1,725,000	1,622,794
8.00%, 09/18/2027 (A)	350,000	329,262
Minejesa Capital BV
4.63%, 08/10/2030 (B)	929,800	868,095
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (B)	825,449	787,343
MV24 Capital BV
6.75%, 06/01/2034 (B)	886,996	816,015
Prosus NV
3.68%, 01/21/2030 (B)	685,000	589,238
4.19%, 01/19/2032 (B)	1,285,000	1,087,992
4.99%, 01/19/2052 (B)	915,000	664,695
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,800,000	1,669,391
VEON Holdings BV
4.00%, 04/09/2025 (B)	1,110,000	1,054,500
		11,381,686
Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (B)	1,200,000	1,158,000
Northern Mariana Islands - 1.0%
Axian Telecom
7.38%, 02/16/2027 (B)	500,000	483,349
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (B)	1,250,000	1,226,639
HTA Group Ltd.
7.00%, 12/18/2025 (A)	1,450,000	1,443,040
		3,153,028
Panama - 0.2%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030 (A)	638,362	538,452
Peru - 0.5%
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55%, 09/18/2033 (B)	980,000	1,042,222
Peru LNG SRL
5.38%, 03/22/2030 (A)	55,000	46,788
Petroleos del Peru SA
5.63%, 06/19/2047 (B)	465,000	285,611
5.63%, 06/19/2047 (A)	405,000	248,758
		1,623,379
Qatar - 0.2%
QatarEnergy
3.13%, 07/12/2041 (B)	900,000	642,816
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.2%
LG Electronics, Inc.
5.63%, 04/24/2029 (B)	$ 750,000	$ 746,677
Republic of South Africa - 0.2%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	749,865
Singapore - 0.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (B)	$ 1,161,300	1,117,535
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/2029 (B)	1,105,000	1,129,024
		2,246,559
Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (B)	1,075,000	831,654
Thailand - 0.5%
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (E), 09/23/2036 (B)	1,000,000	815,456
Fixed until 09/23/2031, 3.47% (E), 09/23/2036 (A)	765,000	623,823
		1,439,279
Turkey - 1.4%
Ford Otomotiv Sanayi AS
7.13%, 04/25/2029 (B)(D)	780,000	779,610
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (B)	980,000	1,001,109
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (B)	870,000	864,258
Yapi ve Kredi Bankasi AS
Fixed until 01/17/2029, 9.25% (E), 01/17/2034 (B)	810,000	828,225
Fixed until 04/04/2029 (B)(G), 9.74% (E)	980,000	976,325
		4,449,527
Ukraine - 0.2%
VF Ukraine PAT via VFU Funding PLC
6.20%, 02/11/2025 (B)	900,000	698,625
United Arab Emirates - 0.4%
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (B)	1,423,755	1,120,777
United Kingdom - 3.0%
Energean PLC
6.50%, 04/30/2027 (B)	1,430,000	1,329,900
HSBC Holdings PLC
Fixed until 11/13/2033, 7.40% (E), 11/13/2034	640,000	680,436
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (B)	750,000	438,750
Sisecam UK PLC
8.63%, 05/02/2032 (B)(I)	1,400,000	1,418,480
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (E), 07/06/2027 (B)	$ 1,700,000	$ 1,708,665
Fixed until 03/08/2030 (B)(G), 7.88% (E)	1,000,000	973,001
Tullow Oil PLC
7.00%, 03/01/2025 (A)	500,000	486,025
10.25%, 05/15/2026 (B)	1,000,000	974,225
WE Soda Investments Holding PLC
9.38%, 02/14/2031 (B)	1,480,000	1,505,915
		9,515,397
United States - 1.6%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/01/2052	850,000	806,656
Kosmos Energy Ltd.
7.75%, 05/01/2027 (B)	1,050,000	1,021,237
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029 (B)	700,000	619,426
8.45%, 07/27/2030 (B)	600,000	630,559
Sasol Financing USA LLC
4.38%, 09/18/2026	425,000	400,209
5.50%, 03/18/2031	650,000	540,281
SierraCol Energy Andina LLC
6.00%, 06/15/2028 (A)	1,215,000	1,051,817
		5,070,185
Venezuela - 0.4%
Petroleos de Venezuela SA
6.00%, 11/15/2026 (A)	3,590,000	436,185
8.50%, 10/27/2049 (A)(J)(K)	1,195,000	929,246
		1,365,431
Virgin Islands, British - 0.3%
Studio City Finance Ltd.
6.50%, 01/15/2028 (A)	940,000	876,312
		876,312
Total Corporate Debt Securities (Cost $129,932,472)		125,690,476

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.7%
Letra Del Tesoro Nacional Capitalizable En Pesos
4.50% (L), 02/28/2025	ARS 687,737,000	849,503
4.75% (L), 10/14/2024	1,109,087,000	1,344,029
		2,193,532
Total Short-Term Foreign Government Obligations (Cost $1,737,750)		2,193,532
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (L)	2,292,234	$ 2,292,234
Total Other Investment Company (Cost $2,292,234)		2,292,234

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
Fixed Income Clearing Corp., 2.50% (L), dated 04/30/2024, to be repurchased at $17,017,953 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $17,357,198.	$ 17,016,771	17,016,771
Total Repurchase Agreement (Cost $17,016,771)		17,016,771
Total Investments (Cost $319,805,622)		314,617,891
Net Other Assets (Liabilities) - 1.1%		3,453,763
Net Assets - 100.0%		$ 318,071,654
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/31/2024	USD	4,633,096	CZK	108,786,702	$17,270	$—
BCLY	05/31/2024	USD	1,953,638	PLN	7,881,562	11,338	—
HSBC	05/03/2024	USD	12,547,171	BRL	64,210,177	186,003	—
HSBC	05/03/2024	USD	1,600,000	BRL	8,445,440	—	(25,840)
HSBC	05/03/2024	BRL	72,655,617	USD	14,239,208	—	(252,199)
HSBC	06/04/2024	BRL	19,512,855	USD	3,796,829	—	(50,579)
JPM	05/31/2024	USD	6,865,894	EUR	6,398,260	29,240	—
MSC	05/03/2024	USD	3,068,849	BRL	15,871,473	13,415	—
MSC	05/03/2024	BRL	15,871,473	USD	3,141,000	—	(85,566)
MSC	05/13/2024	USD	2,102,388	CLP	2,000,632,000	18,928	—
MSC	05/13/2024	CLP	2,000,632,000	USD	2,096,000	—	(12,540)
Total						$276,194	$(426,724)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	53.2%	$167,424,878
Oil, Gas & Consumable Fuels	10.5	32,939,202
Banks	3.9	12,393,050
Electric Utilities	3.8	11,996,719
Metals & Mining	3.0	9,360,666
Wireless Telecommunication Services	2.8	8,949,928
Hotels, Restaurants & Leisure	2.0	6,274,003
Broadline Retail	1.8	5,793,418
Energy Equipment & Services	1.8	5,590,722
Transportation Infrastructure	1.3	4,047,752
Construction & Engineering	1.2	3,927,806
Food Products	1.2	3,743,165
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Financial Services	1.2%	$3,641,939
Chemicals	0.8	2,580,757
Commercial Services & Supplies	0.8	2,565,676
Diversified REITs	0.6	1,760,682
Pharmaceuticals	0.5	1,669,391
Building Products	0.4	1,418,480
Insurance	0.4	1,155,386
Gas Utilities	0.3	884,030
Aerospace & Defense	0.3	818,695
Marine Transportation	0.3	816,015
Internet & Catalog Retail	0.3	796,845
Automobiles	0.2	779,610
Household Durables	0.2	746,677
Diversified Telecommunication Services	0.2	542,799
Real Estate Management & Development	0.2	497,063
Investments	93.2	293,115,354
Short-Term Investments	6.8	21,502,537
Total Investments	100.0%	$ 314,617,891
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$167,424,878	$—	$167,424,878
Corporate Debt Securities	—	125,690,476	—	125,690,476
Short-Term Foreign Government Obligations	—	2,193,532	—	2,193,532
Other Investment Company	2,292,234	—	—	2,292,234
Repurchase Agreement	—	17,016,771	—	17,016,771
Total Investments	$2,292,234	$312,325,657	$—	$314,617,891
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$276,194	$—	$276,194
Total Other Financial Instruments	$—	$276,194	$—	$276,194
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(426,724)	$—	$(426,724)
Total Other Financial Instruments	$—	$(426,724)	$—	$(426,724)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $35,157,942, representing
11.1% of the Fund's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $139,963,874, representing 44.0% of the
Fund’s net assets.

(C)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2024; the maturity date disclosed is the ultimate maturity date.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $4,147,257, collateralized by cash collateral of $2,292,234 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,944,190. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(J)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2024, the value of this security is
$929,246, representing 0.3% of the Fund's net assets.

(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at April 30, 2024.
(M)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(N)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $302,788,851) (including securities loaned of $4,147,257)	$297,601,120
Repurchase agreement, at value (cost $17,016,771)	17,016,771
Cash collateral pledged at broker for:
OTC derivatives (A)	950,000
Foreign currency, at value (cost $372,310)	356,562
Receivables and other assets:
Investments sold	3,601,053
Net income from securities lending	1,605
Shares of beneficial interest sold	750,898
Dividends	708
Interest	5,364,440
Tax reclaims	107,332
Unrealized appreciation on forward foreign currency contracts	276,194
Prepaid expenses	1,317
Total assets	326,028,000
Liabilities:
Cash collateral received upon return of:
Securities on loan	2,292,234
Cash collateral at broker for:
OTC derivatives (A)	280,000
Payables and other liabilities:
Investments purchased	2,977,587
When-issued, delayed-delivery, forward and TBA commitments purchased	1,400,000
Shares of beneficial interest redeemed	298,768
Foreign capital gains tax	6,491
Investment management fees	181,680
Distribution and service fees	3,512
Transfer agent fees	21,276
Trustee and CCO fees	938
Audit and tax fees	23,385
Custody fees	28,294
Legal fees	77
Printing and shareholder reports fees	2,739
Registration fees	7,570
Other accrued expenses	5,071
Unrealized depreciation on forward foreign currency contracts	426,724
Total liabilities	7,956,346
Net assets	$318,071,654
Net assets consist of:
Paid-in capital	$472,904,900
Total distributable earnings (accumulated losses)	(154,833,246)
Net assets	$318,071,654
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$8,624,691
Class C	1,631,795
Class I	183,382,174
Class I2	102,331,506
Class R6	22,101,488
Shares outstanding (unlimited shares, no par value):
Class A	953,767
Class C	181,461
Class I	20,196,083
Class I2	11,290,343
Class R6	2,432,411
Net asset value per share: (B)
Class A	$9.04
Class C	8.99
Class I	9.08
Class I2	9.06
Class R6	9.09
Maximum offering price per share: (C)
Class A	$9.49

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$11,998,157
Net income from securities lending	7,688
Withholding taxes on foreign income	(125,061)
Total investment income	11,880,784
Expenses:
Investment management fees	944,709
Distribution and service fees:
Class A	10,968
Class C	9,106
Transfer agent fees:
Class A	16,011
Class C	1,432
Class I	92,329
Class I2	3,390
Class R6	816
Trustee and CCO fees	5,839
Audit and tax fees	22,046
Custody fees	44,067
Legal fees	9,611
Printing and shareholder reports fees	10,345
Registration fees	42,303
Other	28,105
Total expenses before waiver and/or reimbursement and recapture	1,241,077
Expenses waived and/or reimbursed:
Class A	(4,458)
Class I	(88)
Recapture of previously waived and/or reimbursed fees:
Class A	315
Class I	9,692
Net expenses	1,246,538
Net investment income (loss)	10,634,246
Net realized gain (loss) on:
Investments	518,792 (A)
Forward foreign currency contracts	(266,570)
Foreign currency transactions	(36,933)
Net realized gain (loss)	215,289
Net change in unrealized appreciation (depreciation) on:
Investments	14,256,784 (B)
Forward foreign currency contracts	(127,400)
Translation of assets and liabilities denominated in foreign currencies	83,252
Net change in unrealized appreciation (depreciation)	14,212,636
Net realized and change in unrealized gain (loss)	14,427,925
Net increase (decrease) in net assets resulting from operations	$25,062,171

(A)	Includes net of realized foreign capital gains tax of $5,364.
(B)	Includes net change in foreign capital gains tax of $1,828.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$10,634,246	$17,245,826
Net realized gain (loss)	215,289	(16,646,619)
Net change in unrealized appreciation (depreciation)	14,212,636	23,841,827
Net increase (decrease) in net assets resulting from operations	25,062,171	24,441,034
Dividends and/or distributions to shareholders:
Class A	(181,519)	(414,343)
Class C	(33,034)	(83,347)
Class I	(4,125,129)	(8,743,117)
Class I2	(2,147,431)	(3,724,332)
Class R6	(517,001)	(1,121,609)
Return of capital:
Class A	—	(22,626)
Class C	—	(4,552)
Class I	—	(477,434)
Class I2	—	(203,375)
Class R6	—	(61,248)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(7,004,114)	(14,855,983)
Capital share transactions:
Proceeds from shares sold:
Class A	9,916,353	9,301,662
Class C	96,037	154,321
Class I	32,418,765	86,601,338
Class I2	25,246,122	71,954,067
Class R6	1,295,222	773,067
	68,972,499	168,784,455
Dividends and/or distributions reinvested:
Class A	172,827	414,563
Class C	26,624	72,841
Class I	3,693,060	8,312,044
Class I2	2,138,680	3,920,276
Class R6	516,982	1,182,857
	6,548,173	13,902,581
Cost of shares redeemed:
Class A	(10,113,699)	(9,644,134)
Class C	(297,499)	(567,735)
Class I	(28,999,497)	(88,763,667)
Class I2	(2,044,419)	(8,982,707)
Class R6	(1,274,082)	(9,218,283)
	(42,729,196)	(117,176,526)
Automatic conversions:
Class A	99,542	221,843
Class C	(99,542)	(221,843)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	32,791,476	65,510,510
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	110 (A)	—
	110	—
Net increase (decrease) in net assets	50,849,643	75,095,561
Net assets:
Beginning of period/year	267,222,011	192,126,450
End of period/year	$318,071,654	$267,222,011
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	1,101,103	1,054,224
Class C	10,888	18,448
Class I	3,554,104	9,816,930
Class I2	2,764,083	8,174,068
Class R6	143,592	87,946
	7,573,770	19,151,616
Shares reinvested:
Class A	18,864	47,726
Class C	2,919	8,446
Class I	401,523	954,837
Class I2	232,859	450,745
Class R6	56,181	135,826
	712,346	1,597,580
Shares redeemed:
Class A	(1,119,420)	(1,097,664)
Class C	(33,001)	(66,251)
Class I	(3,207,965)	(10,199,043)
Class I2	(225,972)	(1,027,736)
Class R6	(141,596)	(1,053,226)
	(4,727,954)	(13,443,920)
Automatic conversions:
Class A	11,089	25,463
Class C	(11,147)	(25,617)
	(58)	(154)
Net increase (decrease) in shares outstanding:
Class A	11,636	29,749
Class C	(30,341)	(64,974)
Class I	747,662	572,724
Class I2	2,770,970	7,597,077
Class R6	58,177	(829,454)
	3,558,104	7,305,122

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.45	$7.91	$10.57	$10.33	$10.49	$9.85
Investment operations:
Net investment income (loss) (A)	0.30	0.53	0.50	0.46	0.54	0.57
Net realized and unrealized gain (loss)	0.48	0.46	(2.81)	0.07	(0.43)	0.44
Total investment operations	0.78	0.99	(2.31)	0.53	0.11	1.01
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.43)	(0.35)	(0.29)	(0.22)	(0.37)
Return of capital	—	(0.02)	—	—	(0.05)	—
Total dividends and/or distributions to shareholders	(0.19)	(0.45)	(0.35)	(0.29)	(0.27)	(0.37)
Net asset value, end of period/year	$9.04	$8.45	$7.91	$10.57	$10.33	$10.49
Total return (E)	9.24%(C)(F)	11.94%	(21.97)%(D)	5.20%	1.20%	10.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,625	$7,964	$7,220	$11,114	$8,356	$9,203
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.36%(G)	1.45%	1.36%	1.21%	1.23%	1.18%
Including waiver and/or reimbursement and recapture	1.26%(G)(H)	1.30%(H)	1.25%	1.21%	1.23%	1.18%
Net investment income (loss) to average net assets	6.63%(G)	6.08%	5.39%	4.26%	5.33%	5.52%
Portfolio turnover rate	70%(F)	152%	135%	185%	236%	255%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.41	$7.87	$10.51	$10.22	$10.41	$9.76
Investment operations:
Net investment income (loss) (A)	0.27	0.47	0.44	0.39	0.48	0.50
Net realized and unrealized gain (loss)	0.47	0.46	(2.79)	0.07	(0.44)	0.46
Total investment operations	0.74	0.93	(2.35)	0.46	0.04	0.96
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.37)	(0.29)	(0.17)	(0.19)	(0.31)
Return of capital	—	(0.02)	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.16)	(0.39)	(0.29)	(0.17)	(0.23)	(0.31)
Net asset value, end of period/year	$8.99	$8.41	$7.87	$10.51	$10.22	$10.41
Total return (D)	8.83%(E)	11.32%	(22.56)%(C)	4.55%	0.51%	9.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,632	$1,781	$2,178	$4,203	$6,014	$8,765
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.90%(F)	1.95%	1.92%	1.86%	1.89%	1.88%
Including waiver and/or reimbursement and recapture	1.90%(F)	1.95%(G)	1.92%(G)	1.86%	1.89%	1.88%
Net investment income (loss) to average net assets	6.03%(F)	5.40%	4.71%	3.61%	4.71%	4.89%
Portfolio turnover rate	70%(E)	152%	135%	185%	236%	255%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.49	$7.94	$10.63	$10.40	$10.54	$9.88
Investment operations:
Net investment income (loss) (A)	0.32	0.56	0.54	0.51	0.59	0.62
Net realized and unrealized gain (loss)	0.48	0.47	(2.84)	0.07	(0.44)	0.46
Total investment operations	0.80	1.03	(2.30)	0.58	0.15	1.08
Contributions from affiliate	—	—	0.04 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.46)	(0.43)	(0.35)	(0.24)	(0.42)
Return of capital	—	(0.02)	—	—	(0.05)	—
Total dividends and/or distributions to shareholders	(0.21)	(0.48)	(0.43)	(0.35)	(0.29)	(0.42)
Net asset value, end of period/year	$9.08	$8.49	$7.94	$10.63	$10.40	$10.54
Total return	9.42%(C)	12.42%	(21.42)%(B)	5.66%	1.61%	10.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$183,382	$165,110	$149,943	$251,616	$243,965	$457,449
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(D)	0.89%	0.86%	0.81%	0.82%	0.80%
Including waiver and/or reimbursement and recapture	0.85%(D)	0.90%(E)	0.85%	0.81%	0.82%	0.80%
Net investment income (loss) to average net assets	7.08%(D)	6.44%	5.76%	4.67%	5.77%	5.96%
Portfolio turnover rate	70%(C)	152%	135%	185%	236%	255%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.36%.

(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.47	$7.93	$10.63	$10.41	$10.54	$9.89
Investment operations:
Net investment income (loss) (A)	0.32	0.57	0.54	0.52	0.59	0.63
Net realized and unrealized gain (loss)	0.49	0.46	(2.84)	0.07	(0.43)	0.45
Total investment operations	0.81	1.03	(2.30)	0.59	0.16	1.08
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.46)	(0.40)	(0.37)	(0.24)	(0.43)
Return of capital	—	(0.03)	—	—	(0.05)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.49)	(0.40)	(0.37)	(0.29)	(0.43)
Net asset value, end of period/year	$9.06	$8.47	$7.93	$10.63	$10.41	$10.54
Total return	9.50%(B)	12.43%	(21.83)%	5.71%	1.77%	11.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$102,332	$72,198	$7,318	$140,018	$133,270	$135,377
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%(C)	0.80%	0.77%	0.71%	0.72%	0.70%
Including waiver and/or reimbursement and recapture	0.74%(C)	0.80%(D)	0.77%	0.71%	0.72%	0.70%
Net investment income (loss) to average net assets	7.16%(C)	6.49%	5.54%	4.76%	5.78%	6.08%
Portfolio turnover rate	70%(B)	152%	135%	185%	236%	255%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.50	$7.95	$10.63	$10.40	$10.53	$9.88
Investment operations:
Net investment income (loss) (A)	0.33	0.57	0.55	0.52	0.59	0.63
Net realized and unrealized gain (loss)	0.48	0.47	(2.83)	0.08	(0.43)	0.45
Total investment operations	0.81	1.04	(2.28)	0.60	0.16	1.08
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.46)	(0.40)	(0.37)	(0.24)	(0.43)
Return of capital	—	(0.03)	—	—	(0.05)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.49)	(0.40)	(0.37)	(0.29)	(0.43)
Net asset value, end of period/year	$9.09	$8.50	$7.95	$10.63	$10.40	$10.53
Total return	9.48%(B)	13.10%	(21.55)%	5.71%	1.76%	11.01%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,101	$20,169	$25,467	$12,395	$9,765	$5,915
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.79%	0.76%	0.71%	0.72%	0.70%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.79%	0.76%	0.71%	0.72%	0.70%
Net investment income (loss) to average net assets	7.18%(C)	6.55%	5.95%	4.78%	5.77%	6.09%
Portfolio turnover rate	70%(B)	152%	135%	185%	236%	255%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Debt (the "Fund") is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$2,292,234	$—	$—	$—	$2,292,234
Total Borrowings	$2,292,234	$—	$—	$—	$2,292,234
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
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Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2024 are listed within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$276,194	$—	$—	$—	$276,194
Total	$—	$276,194	$—	$—	$—	$276,194

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(426,724)	$—	$—	$—	$(426,724)
Total	$—	$(426,724)	$—	$—	$—	$(426,724)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(266,570)	$—	$—	$—	$(266,570)
Total	$—	$(266,570)	$—	$—	$—	$(266,570)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(127,400)	$—	$—	$—	$(127,400)
Total	$—	$(127,400)	$—	$—	$—	$(127,400)
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Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$14,962,340
Average contract amounts sold — in USD	18,065,176
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fundmay be required to pledge collateral on derivatives to a counterparty if the Fundis in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2024. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
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Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Barclays Bank PLC	$28,608	$—	$—	$28,608	$—	$—	$—	$—
HSBC Bank USA	186,003	(186,003)	—	—	328,618	(186,003)	—	142,615
JPMorgan Chase Bank, N.A.	29,240	—	—	29,240	—	—	—	—
Morgan Stanley Captial Services, Inc.	32,343	(32,343)	—	—	98,106	(32,343)	(65,763)	—
Total	$276,194	$(218,346)	$—	$57,848	$426,724	$(218,346)	$(65,763)	$142,615

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fundfrom withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Sovereign debt risk: Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
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Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$97,552,576	30.67%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $400 million	0.63%
Over $400 million	0.61
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.25%	March 1, 2025
Class C	1.96	March 1, 2025
Class I	0.85	March 1, 2025
Class I2, Class R6	0.80	March 1, 2025
Prior to March 1, 2024
Class C	1.97
Class I2, Class R6	0.82
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$9,867	$12,269	$4,458	$26,594

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,623	$5
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$112,345	$20,743
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$211,991,923	$6,578,152	$187,951,990	$9,556,037
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$319,805,622	$8,457,132	$(13,795,393)	$(5,338,261)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Debt

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE (continued)
in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA EMD 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Emerging Markets Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Emerging Markets Opportunities

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I	$1,000.00	$1,120.40	$5.17	$1,020.00	$4.92	0.98%
Class I2	1,000.00	1,119.80	4.95	1,020.20	4.72	0.94
Class R6	1,000.00	1,120.10	4.96	1,020.20	4.72	0.94

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Preferred Stocks	2.2
Repurchase Agreement	1.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.7)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 5.8%
Banco Santander Brasil SA	659,803	$ 3,672,214
BB Seguridade Participacoes SA	293,158	1,817,912
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	249,900	3,889,558
Hapvida Participacoes e Investimentos SA (A)(B)	1,157,283	822,396
Localiza Rent a Car SA	103,000	972,555
Petroleo Brasileiro SA	500,051	4,262,269
Raia Drogasil SA	150,978	743,754
Rede D'Or Sao Luiz SA (A)	176,289	882,701
TIM SA	860,700	2,918,947
WEG SA	239,965	1,827,719
		21,810,025
Canada - 0.7%
Lundin Mining Corp.	219,499	2,506,464
Chile - 0.5%
Banco de Chile	3,240,767	359,504
Banco de Chile, ADR	66,970	1,478,697
		1,838,201
China - 23.1%
Alibaba Group Holding Ltd.	487,243	4,562,086
Amoy Diagnostics Co. Ltd., Class A	208,231	627,049
Anhui Conch Cement Co. Ltd., Class H	801,273	1,859,004
ANTA Sports Products Ltd.	231,310	2,618,659
Bank of Ningbo Co. Ltd., Class A	557,936	1,761,641
BYD Co. Ltd., Class H	91,732	2,514,610
China Longyuan Power Group Corp. Ltd., Class H	1,086,175	760,901
China Merchants Bank Co. Ltd., Class H	1,478,678	6,403,942
China National Building Material Co. Ltd., Class H	3,866,708	1,496,176
China Resources Mixc Lifestyle Services Ltd. (A)	78,200	275,245
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	80,300	664,999
Contemporary Amperex Technology Co. Ltd., Class A	246,326	6,889,398
CSC Financial Co. Ltd., Class H (A)(C)	1,714,822	1,308,634
ENN Energy Holdings Ltd.	363,636	3,098,320
GDS Holdings Ltd., ADR (B)(C)	17,701	144,440
H World Group Ltd., ADR	17,193	631,155
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	104,810	665,538
KE Holdings, Inc., ADR	350,214	5,295,236
Kweichow Moutai Co. Ltd., Class A	8,910	2,088,978
Longfor Group Holdings Ltd. (A)(C)	161,427	239,097
Meituan, Class B (A)(B)	393,808	5,377,262
PICC Property & Casualty Co. Ltd., Class H	2,322,400	2,885,309
Proya Cosmetics Co. Ltd., Class A	95,164	1,435,725
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,032,278	704,663
Shanghai Jinjiang International Hotels Co. Ltd., Class A	40,700	161,893
Shenzhou International Group Holdings Ltd.	176,823	1,738,030
	Shares	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Co. Ltd., Class H	190,400	$ 480,829
Tencent Holdings Ltd.	476,066	20,891,291
Trip.com Group Ltd., ADR (B)	24,986	1,205,824
Trip.com Group Ltd. (B)	64,033	3,118,878
Tsingtao Brewery Co. Ltd., Class H	136,465	983,422
Wuxi Biologics Cayman, Inc. (A)(B)	156,000	270,244
Yadea Group Holdings Ltd. (A)	578,000	1,111,882
Zhongsheng Group Holdings Ltd.	559,272	1,019,991
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,472,878	1,726,258
		87,016,609
Hong Kong - 1.7%
AIA Group Ltd.	774,131	5,670,009
China Overseas Land & Investment Ltd.	287,407	528,505
Wharf Holdings Ltd.	67,903	218,468
		6,416,982
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	246,283	2,021,148
India - 21.4%
Adani Ports & Special Economic Zone Ltd.	366,585	5,798,685
Ambuja Cements Ltd.	442,328	3,274,168
Apollo Hospitals Enterprise Ltd.	18,822	1,341,101
Ashok Leyland Ltd.	1,092,317	2,512,254
Axis Bank Ltd.	480,106	6,681,532
Bajaj Auto Ltd.	23,240	2,484,409
Bharti Airtel Ltd.	307,598	4,876,970
Cipla Ltd.	39,496	661,434
Eicher Motors Ltd.	27,585	1,524,634
Godrej Consumer Products Ltd.	216,364	3,182,186
Havells India Ltd.	77,964	1,553,687
HDFC Bank Ltd., ADR	59,112	3,404,851
HDFC Bank Ltd.	323,134	5,850,350
Hindustan Unilever Ltd.	93,561	2,502,498
Infosys Ltd., ADR	196,413	3,282,061
Infosys Ltd.	43,100	728,337
Jubilant Foodworks Ltd.	251,041	1,389,286
Larsen & Toubro Ltd.	101,335	4,353,129
Mahindra & Mahindra Ltd.	106,102	2,741,288
Oil & Natural Gas Corp. Ltd.	222,549	750,607
Reliance Industries Ltd.	309,377	10,853,049
SBI Life Insurance Co. Ltd. (A)	155,213	2,665,605
Tata Consumer Products Ltd.	155,809	2,061,773
Tata Steel Ltd.	523,148	1,029,657
Torrent Pharmaceuticals Ltd.	21,741	687,420
Varun Beverages Ltd.	193,666	3,429,502
Zomato Ltd. (B)	353,346	817,186
		80,437,659
Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk. PT	17,016,686	5,151,011
Ireland - 0.7%
PDD Holdings, Inc., ADR (B)	22,700	2,841,586
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.6%
Fibra Uno Administracion SA de CV, REIT	186,100	$ 266,373
Grupo Mexico SAB de CV, Series B	554,143	3,424,344
Wal-Mart de Mexico SAB de CV	614,200	2,289,256
		5,979,973
Philippines - 1.4%
Ayala Land, Inc.	1,108,054	549,286
BDO Unibank, Inc.	1,915,105	4,913,033
		5,462,319
Republic of Korea - 9.4%
Hankook Tire & Technology Co. Ltd.	8,444	358,298
Hyundai Motor Co.	9,269	1,667,270
KT Corp.	130,780	3,269,755
KT&G Corp.	21,669	1,396,259
LG Chem Ltd.	6,438	1,849,948
LG Corp.	3,331	190,060
POSCO Holdings, Inc.	5,325	1,537,225
Samsung Electronics Co. Ltd.	311,600	17,320,796
Shinhan Financial Group Co. Ltd.	190,303	6,393,664
SK IE Technology Co. Ltd. (A)	30,652	1,297,344
		35,280,619
Republic of South Africa - 1.8%
Clicks Group Ltd.	30,405	470,955
Discovery Ltd.	158,609	1,013,277
FirstRand Ltd.	434,147	1,498,741
Gold Fields Ltd.	57,683	933,176
Harmony Gold Mining Co. Ltd. (C)	140,415	1,215,463
Naspers Ltd., N Shares	8,779	1,682,625
		6,814,237
Russian Federation - 0.0% (D)
Gazprom PJSC, ADR (B)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (E)(F)(G)	737,100	0
Lukoil PJSC, ADR (B)(E)(F)(G)	192,700	0
Mobile TeleSystems PJSC, ADR (B)(E)(F)(G)	382,338	0
Novatek PJSC, GDR (B)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 1.5%
Saudi Awwal Bank	509,761	5,531,876
Singapore - 1.5%
BOC Aviation Ltd. (A)	153,900	1,224,080
Grab Holdings Ltd., Class A (B)	1,287,757	4,507,149
		5,731,229
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA, ADR	226,010	2,420,567
Taiwan - 16.3%
Accton Technology Corp.	255,000	3,572,395
Alchip Technologies Ltd.	37,941	3,578,405
ASPEED Technology, Inc.	45,810	4,289,419
Nanya Technology Corp.	1,720,416	3,472,562
Realtek Semiconductor Corp.	172,000	2,713,326
	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,576,389	$ 37,744,671
Unimicron Technology Corp.	769,000	4,252,588
Uni-President Enterprises Corp.	720,127	1,689,134
		61,312,500
Thailand - 3.0%
Bangkok Dusit Medical Services PCL, Class F	1,592,600	1,246,507
Kasikornbank PCL	616,638	2,164,584
PTT Exploration & Production PCL	1,114,283	4,705,486
True Corp. PCL, NVDR (B)	11,807,500	2,434,849
True Corp. PCL (B)	3,550,800	756,916
		11,308,342
United Arab Emirates - 0.3%
Burjeel Holdings PLC	645,422	516,633
Emaar Properties PJSC (B)	335,073	748,985
		1,265,618
United Kingdom - 3.0%
Airtel Africa PLC (A)	1,867,131	2,578,420
Anglo American PLC	241,640	7,896,181
Standard Chartered PLC	76,799	659,822
		11,134,423
United States - 0.6%
Coupang, Inc.	81,072	1,824,120
Legend Biotech Corp., ADR (B)	10,755	470,424
		2,294,544
Total Common Stocks (Cost $385,706,826)		364,575,932
PREFERRED STOCKS - 2.2%
Brazil - 1.6%
Banco Bradesco SA, 7.95% (H)	2,295,813	6,189,844
Republic of Korea - 0.6%
Samsung Electronics Co. Ltd., 2.22% (H)	46,816	2,185,890
Total Preferred Stocks (Cost $9,001,597)		8,375,734
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	286,138	286,138
Total Other Investment Company (Cost $286,138)		286,138
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp.,
2.50% (H), dated 04/30/2024, to be
repurchased at $6,032,040 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$6,152,384.
$ 6,031,621	$ 6,031,621
Total Repurchase Agreement (Cost $6,031,621)	6,031,621
Total Investments (Cost $401,026,182)	379,269,425
Net Other Assets (Liabilities) - (0.7)%	(2,716,854)
Net Assets - 100.0%	$ 376,552,571
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	41	06/21/2024	$2,146,653	$2,136,100	$—	$(10,553)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.6%	$63,037,132
Semiconductors & Semiconductor Equipment	13.7	51,798,383
Oil, Gas & Consumable Fuels	6.0	22,592,559
Interactive Media & Services	5.5	20,891,291
Technology Hardware, Storage & Peripherals	5.1	19,506,686
Metals & Mining	4.9	18,542,510
Insurance	3.7	14,052,112
Hotels, Restaurants & Leisure	3.4	12,701,484
Automobiles	3.2	12,044,093
Electrical Equipment	3.1	11,568,148
Broadline Retail	2.9	10,910,417
Wireless Telecommunication Services	2.7	10,374,337
Real Estate Management & Development	2.1	7,854,822
Personal Care Products	1.9	7,120,409
Construction Materials	1.7	6,629,348
Beverages	1.7	6,501,902
Diversified Telecommunication Services	1.7	6,461,520
Transportation Infrastructure	1.5	5,798,685
Ground Transportation	1.4	5,479,704
Health Care Providers & Services	1.4	5,290,167
Textiles, Apparel & Luxury Goods	1.1	4,356,689
Construction & Engineering	1.1	4,353,129
Electronic Equipment, Instruments & Components	1.1	4,252,588
Machinery	1.1	4,238,512
IT Services	1.1	4,154,838
Water Utilities	1.0	3,889,558
Food Products	1.0	3,750,907
Communications Equipment	0.9	3,572,395
Consumer Staples Distribution & Retail	0.9	3,503,965
Gas Utilities	0.8	3,098,320
Pharmaceuticals	0.7	2,679,391
Chemicals	0.5	1,849,948
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Financial Services	0.4%	$1,498,741
Tobacco	0.4	1,396,259
Capital Markets	0.3	1,308,634
Trading Companies & Distributors	0.3	1,224,080
Biotechnology	0.3	1,097,473
Specialty Retail	0.3	1,019,991
Independent Power & Renewable Electricity Producers	0.2	760,901
Health Care Equipment & Supplies	0.2	704,663
Automobile Components	0.1	358,298
Life Sciences Tools & Services	0.1	270,244
Diversified REITs	0.1	266,373
Industrial Conglomerates	0.1	190,060
Investments	98.3	372,951,666
Short-Term Investments	1.7	6,317,759
Total Investments	100.0%	$ 379,269,425
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$58,162,076	$306,413,856	$0	$364,575,932
Preferred Stocks	6,189,844	2,185,890	—	8,375,734
Other Investment Company	286,138	—	—	286,138
Repurchase Agreement	—	6,031,621	—	6,031,621
Total Investments	$64,638,058	$314,631,367	$0	$379,269,425
LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(10,553)	$—	$—	$(10,553)
Total Other Financial Instruments	$(10,553)	$—	$—	$(10,553)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $18,052,910, representing 4.8% of the
Fund’s net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $820,485, collateralized by cash collateral of $286,138 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $595,050. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(G)	Security deemed worthless.
(H)	Rate disclosed reflects the yield at April 30, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $394,994,561) (including securities loaned of $820,485)	$373,237,804
Repurchase agreement, at value (cost $6,031,621)	6,031,621
Cash collateral pledged at broker for:
Futures contracts	61,679
Foreign currency, at value (cost $542,234)	541,856
Receivables and other assets:
Investments sold	475,015
Net income from securities lending	4,277
Shares of beneficial interest sold	2,655
Dividends	1,010,133
Interest	419
Tax reclaims	54,733
Prepaid expenses	9,548
Total assets	381,429,740
Liabilities:
Cash collateral received upon return of:
Securities on loan	286,138
Payables and other liabilities:
Investments purchased	1,985,724
Shares of beneficial interest redeemed	78,755
Foreign capital gains tax	1,995,780
Investment management fees	296,600
Transfer agent fees	3,038
Trustee and CCO fees	1,571
Audit and tax fees	171
Custody fees	162,696
Legal fees	15,331
Printing and shareholder reports fees	9,919
Other accrued expenses	13,009
Variation margin payable on futures contracts	28,437
Total liabilities	4,877,169
Net assets	$376,552,571
Net assets consist of:
Paid-in capital	$693,581,867
Total distributable earnings (accumulated losses)	(317,029,296)
Net assets	$376,552,571
Net assets by class:
Class I	$5,828,860
Class I2	364,267,004
Class R6	6,456,707
Shares outstanding (unlimited shares, no par value):
Class I	763,906
Class I2	47,725,818
Class R6	841,125
Net asset value per share: (A)
Class I	$7.63
Class I2	7.63
Class R6	7.68

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$4,527,511
Interest income	243,998
Net income from securities lending	8,761
Withholding taxes on foreign income	(545,934)
Total investment income	4,234,336
Expenses:
Investment management fees	1,505,227
Transfer agent fees:
Class I	2,491
Class I2	13,349
Class R6	234
Trustee and CCO fees	7,623
Audit and tax fees	31,163
Custody fees	95,298
Legal fees	21,000
Printing and shareholder reports fees	12,807
Registration fees	31,835
Other	26,446
Total expenses before waiver and/or reimbursement and recapture	1,747,473
Expenses waived and/or reimbursed:
Class I	(2,571)
Class I2	(80,080)
Class R6	(7,763)
Recapture of previously waived and/or reimbursed fees:
Class I	946
Class I2	57,269
Class R6	7,363
Net expenses	1,722,637
Net investment income (loss)	2,511,699
Net realized gain (loss) on:
Investments	(10,837,443) (A)
Futures contracts	144,449
Foreign currency transactions	(161,467)
Net realized gain (loss)	(10,854,461)
Net change in unrealized appreciation (depreciation) on:
Investments	49,954,242 (B)
Futures contracts	42,922
Translation of assets and liabilities denominated in foreign currencies	(6,974)
Net change in unrealized appreciation (depreciation)	49,990,190
Net realized and change in unrealized gain (loss)	39,135,729
Net increase (decrease) in net assets resulting from operations	$41,647,428

(A)	Includes net of realized foreign capital gains tax of $873,665.
(B)	Includes net change in foreign capital gains tax of $(1,514,433).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,511,699	$13,188,732
Net realized gain (loss)	(10,854,461)	(158,629,821)
Net change in unrealized appreciation (depreciation)	49,990,190	255,235,467
Net increase (decrease) in net assets resulting from operations	41,647,428	109,794,378
Dividends and/or distributions to shareholders:
Class I	(140,842)	(165,221)
Class I2	(9,948,466)	(24,089,593)
Class R6	(169,326)	(1,522,032)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,258,634)	(25,776,846)
Capital share transactions:
Proceeds from shares sold:
Class I	3,325,262	600
Class I2	4,604,545	37,566,585
Class R6	517,431	859,400
	8,447,238	38,426,585
Dividends and/or distributions reinvested:
Class I	103,097	127,140
Class I2	9,948,466	24,089,593
Class R6	169,326	1,522,032
	10,220,889	25,738,765
Cost of shares redeemed:
Class I	(3,647,952)	(251,205)
Class I2	(28,907,634)	(539,093,739)
Class R6	(509,674)	(53,909,105)
	(33,065,260)	(593,254,049)
Net increase (decrease) in net assets resulting from capital share transactions	(14,397,133)	(529,088,699)
Net increase (decrease) in net assets	16,991,661	(445,071,167)
Net assets:
Beginning of period/year	359,560,910	804,632,077
End of period/year	$376,552,571	$359,560,910
Capital share transactions - shares:
Shares issued:
Class I	450,840	20
Class I2	620,801	4,738,000
Class R6	70,990	113,634
	1,142,631	4,851,654
Shares reinvested:
Class I	14,171	17,066
Class I2	1,367,059	3,229,168
Class R6	23,143	202,667
	1,404,373	3,448,901
Shares redeemed:
Class I	(499,897)	(32,448)
Class I2	(3,949,808)	(71,804,481)
Class R6	(68,845)	(6,968,002)
	(4,518,550)	(78,804,931)
Net increase (decrease) in shares outstanding:
Class I	(34,886)	(15,362)
Class I2	(1,961,948)	(63,837,313)
Class R6	25,288	(6,651,701)
	(1,971,546)	(70,504,376)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.00	$6.59	$11.81	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.05	0.13	0.25	0.19	0.07
Net realized and unrealized gain (loss)	0.78	0.48	(4.30)	1.78	(0.17)(C)
Total investment operations	0.83	0.61	(4.05)	1.97	(0.10)
Contributions from affiliate	—	—	0.01 (D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.20)	(0.14)	(0.06)	—
Net realized gains	—	—	(1.04)	—	—
Total dividends and/or distributions to shareholders	(0.20)	(0.20)	(1.18)	(0.06)	—
Net asset value, end of period/year	$7.63	$7.00	$6.59	$11.81	$9.90
Total return	12.04%(E)	9.13%	(37.56)%(D)	19.96%	(1.00)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,829	$5,593	$5,366	$8,503	$70
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05%(F)	1.02%	0.97%	0.97%(G)	1.21%(F)(G)
Including waiver and/or reimbursement and recapture	0.98%(F)	0.98%	0.97%	0.97%(G)(H)	0.98%(F)(G)
Net investment income (loss) to average net assets	1.39%(F)	1.67%	2.80%	1.57%	0.92%(F)
Portfolio turnover rate	28%(E)	68%	66%	85%	49%(E)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.01	$6.60	$11.82	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.05	0.13	0.26	0.12	0.10
Net realized and unrealized gain (loss)	0.78	0.49	(4.30)	1.87	(0.20)(C)
Total investment operations	0.83	0.62	(4.04)	1.99	(0.10)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.21)	(0.14)	(0.07)	—
Net realized gains	—	—	(1.04)	—	—
Total dividends and/or distributions to shareholders	(0.21)	(0.21)	(1.18)	(0.07)	—
Net asset value, end of period/year	$7.63	$7.01	$6.60	$11.82	$9.90
Total return	11.98%(D)	9.23%	(37.55)%	20.11%	(1.00)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$364,267	$348,221	$749,653	$1,323,558	$841,388
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(E)	0.92%	0.87%	0.87%(F)	0.94%(E)(F)
Including waiver and/or reimbursement and recapture	0.94%(E)	0.92%	0.87%	0.87%(F)	0.94%(E)(F)
Net investment income (loss) to average net assets	1.37%(E)	1.74%	2.90%	0.98%	1.32%(E)
Portfolio turnover rate	28%(D)	68%	66%	85%	49%(D)

(A)	Commenced operations on December 19, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$7.04	$6.64	$11.82	$12.58
Investment operations:
Net investment income (loss) (B)	0.05	0.12	0.24	0.09
Net realized and unrealized gain (loss)	0.80	0.49	(4.30)	(0.85)(C)
Total investment operations	0.85	0.61	(4.06)	(0.76)
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.21)	(0.08)	—
Net realized gains	—	—	(1.04)	—
Total dividends and/or distributions to shareholders	(0.21)	(0.21)	(1.12)	—
Net asset value, end of period/year	$7.68	$7.04	$6.64	$11.82
Total return	12.01%(D)	9.17%	(37.58)%	(5.96)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,457	$5,747	$49,613	$9
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.95%(E)	0.92%	0.87%	0.87%(E)(F)
Including waiver and/or reimbursement and recapture	0.94%(E)	0.92%	0.87%	0.87%(E)(F)
Net investment income (loss) to average net assets	1.38%(E)	1.58%	2.92%	1.73%(E)
Portfolio turnover rate	28%(D)	68%	66%	85%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Emerging Markets Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $138.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$286,138	$—	$—	$—	$286,138
Total Borrowings	$286,138	$—	$—	$—	$286,138
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(10,553)	$—	$—	$(10,553)
Total	$—	$—	$(10,553)	$—	$—	$(10,553)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$144,449	$—	$—	$144,449
Total	$—	$—	$144,449	$—	$—	$144,449
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$42,922	$—	$—	$42,922
Total	$—	$—	$42,922	$—	$—	$42,922
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$2,628,892
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Fundfrom withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$346,503,676	92.02%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.83%
Over $250 million up to $500 million	0.80
Over $500 million	0.75
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	0.98%	March 1, 2025
Class I2, Class R6	0.95	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class I	$—	$—	$1,440	$2,266	$3,706

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$16,021	$3,016
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Cross-trades: The Fund is authorized to purchase or sell securities from and to other funds within the Transamerica family of funds or between the Fund and other mutual funds or accounts advised by TAM or the sub-adviser, in each case in accordance with Rule 17a-7 under the 1940 Act, when it is in the best interest of the Fund participating in the transaction. For the period ended April 30, 2024, the Fund engaged in the following net cross-trade transactions, which resulted in net realized gains/(losses) as follows:
Purchases	Sales	Net Realized Gains/(Losses)
$293,605	$—	$—
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$100,723,644	$—	$120,307,314	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, premium amortization accruals, interest written off and added back and defaulted bond income accruals. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$401,026,182	$60,344,770	$(82,101,527)	$(21,756,757)
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is
Transamerica Funds
Semi-Annual Report 2024

Transamerica Emerging Markets Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. NEW ACCOUNTING PRONOUNCEMENT (continued)
effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 TA EMO 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Energy Infrastructure
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Energy Infrastructure

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,166.70	$8.40	$1,017.10	$7.82	1.56%
Class C	1,000.00	1,162.20	12.63	1,013.20	11.76	2.35
Class I	1,000.00	1,168.60	6.96	1,018.40	6.47	1.29
Class I2	1,000.00	1,169.00	6.42	1,018.90	5.97	1.19

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	72.5%
Master Limited Partnerships	23.6
Repurchase Agreement	3.3
Other Investment Company	0.7
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 72.5%
Electric Utilities - 1.6%
NextEra Energy, Inc.	29,341	$ 1,964,967
Multi-Utilities - 1.4%
Sempra	25,262	1,809,517
Oil, Gas & Consumable Fuels - 69.5%
Antero Midstream Corp.	196,333	2,717,249
Cheniere Energy, Inc.	35,870	5,661,003
DT Midstream, Inc.	34,295	2,133,149
Enbridge, Inc. (A)	148,682	5,284,158
EnLink Midstream LLC (B)	72,904	1,000,243
Equitrans Midstream Corp.	89,175	1,206,538
Exxon Mobil Corp.	34,683	4,101,959
Hess Midstream LP, Class A	121,551	4,144,889
Kinder Morgan, Inc.	306,071	5,594,978
Kinetik Holdings, Inc.	49,893	1,912,898
ONEOK, Inc.	125,836	9,956,144
Pembina Pipeline Corp.	125,666	4,423,443
Phillips 66	10,553	1,511,295
Plains GP Holdings LP, Class A (B)	302,493	5,508,398
Shell PLC, ADR	64,520	4,623,503
Targa Resources Corp.	107,439	12,254,492
TC Energy Corp. (A)	138,224	4,955,330
Williams Cos., Inc.	289,425	11,102,343
		88,092,012
Total Common Stocks (Cost $62,822,334)		91,866,496
MASTER LIMITED PARTNERSHIPS - 23.6% (C)
Oil, Gas & Consumable Fuels - 23.6%
Energy Transfer LP	599,538	9,430,733
	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	313,037	$ 8,790,079
MPLX LP	174,313	7,286,284
Western Midstream Partners LP	129,294	4,408,925
Total Master Limited Partnerships (Cost $24,553,285)		29,916,021
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	847,032	847,032
Total Other Investment Company (Cost $847,032)		847,032

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $4,250,015 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $4,334,780.	$ 4,249,719	4,249,719
Total Repurchase Agreement (Cost $4,249,719)		4,249,719
Total Investments (Cost $92,472,370)		126,879,268
Net Other Assets (Liabilities) - (0.1)%		(105,166)
Net Assets - 100.0%		$ 126,774,102
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$91,866,496	$—	$—	$91,866,496
Master Limited Partnerships	29,916,021	—	—	29,916,021
Other Investment Company	847,032	—	—	847,032
Repurchase Agreement	—	4,249,719	—	4,249,719
Total Investments	$122,629,549	$4,249,719	$—	$126,879,268
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $5,122,038, collateralized by cash collateral of $847,032 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,413,179. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.

(D)	Rate disclosed reflects the yield at April 30, 2024.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $88,222,651) (including securities loaned of $5,122,038)	$122,629,549
Repurchase agreement, at value (cost $4,249,719)	4,249,719
Cash	83,543
Receivables and other assets:
Investments sold	1,186,197
Net income from securities lending	73
Shares of beneficial interest sold	43,549
Dividends	658,310
Interest	295
Prepaid expenses	19,050
Total assets	128,870,285
Liabilities:
Cash collateral received upon return of:
Securities on loan	847,032
Payables and other liabilities:
Investments purchased	1,065,366
Shares of beneficial interest redeemed	7,104
Investment management fees	122,053
Distribution and service fees	10,553
Transfer agent fees	8,230
Trustee and CCO fees	446
Audit and tax fees	20,236
Custody fees	6,421
Legal fees	794
Printing and shareholder reports fees	2,935
Other accrued expenses	5,013
Total liabilities	2,096,183
Net assets	$126,774,102
Net assets consist of:
Paid-in capital	$261,287,952
Total distributable earnings (accumulated losses)	(134,513,850)
Net assets	$126,774,102
Net assets by class:
Class A	$29,180,357
Class C	4,318,825
Class I	34,989,324
Class I2	58,285,596
Shares outstanding (unlimited shares, no par value):
Class A	4,086,653
Class C	605,428
Class I	4,904,631
Class I2	8,164,609
Net asset value per share: (A)
Class A	$7.14
Class C	7.13
Class I	7.13
Class I2	7.14
Maximum offering price per share: (B)
Class A	$7.56

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$3,185,172
Interest income	77,254
Net income from securities lending	8,250
Withholding taxes on foreign income	(65,994)
Total investment income	3,204,682
Expenses:
Investment management fees	652,651
Distribution and service fees:
Class A	35,280
Class C	21,593
Transfer agent fees:
Class A	18,488
Class C	4,003
Class I	18,243
Class I2	2,114
Trustee and CCO fees	2,492
Audit and tax fees	17,359
Custody fees	8,437
Legal fees	4,025
Printing and shareholder reports fees	11,532
Registration fees	26,110
Other	9,368
Total expenses before waiver and/or reimbursement and recapture	831,695
Expenses waived and/or reimbursed:
Class C	(512)
Recapture of previously waived and/or reimbursed fees:
Class C	145
Net expenses	831,328
Net investment income (loss)	2,373,354
Net realized gain (loss) on:
Investments	7,457,777
Foreign currency transactions	(29,139)
Net realized gain (loss)	7,428,638
Net change in unrealized appreciation (depreciation) on:
Investments	9,662,161
Translation of assets and liabilities denominated in foreign currencies	67
Net change in unrealized appreciation (depreciation)	9,662,228
Net realized and change in unrealized gain (loss)	17,090,866
Net increase (decrease) in net assets resulting from operations	$19,464,220
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,373,354	$4,844,912
Net realized gain (loss)	7,428,638	572,293
Net change in unrealized appreciation (depreciation)	9,662,228	(11,636,788)
Net increase (decrease) in net assets resulting from operations	19,464,220	(6,219,583)
Dividends and/or distributions to shareholders:
Class A	(1,404,737)	(1,165,032)
Class C	(196,781)	(178,207)
Class I	(1,748,557)	(1,930,080)
Class I2	(2,900,420)	(2,502,191)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,250,495)	(5,775,510)
Capital share transactions:
Proceeds from shares sold:
Class A	801,302	3,032,410
Class C	135,994	929,248
Class I	3,798,444	11,430,824
Class I2	109,963	3,960,402
	4,845,703	19,352,884
Dividends and/or distributions reinvested:
Class A	1,319,898	1,093,068
Class C	194,449	176,386
Class I	1,737,181	1,918,439
Class I2	2,900,420	2,502,191
	6,151,948	5,690,084
Cost of shares redeemed:
Class A	(3,657,474)	(8,032,846)
Class C	(510,551)	(1,396,655)
Class I	(10,347,159)	(24,828,268)
Class I2	(4,434,875)	(5,617,600)
	(18,950,059)	(39,875,369)
Automatic conversions:
Class A	428,585	1,492,148
Class C	(428,585)	(1,492,148)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(7,952,408)	(14,832,401)
Net increase (decrease) in net assets	5,261,317	(26,827,494)
Net assets:
Beginning of period/year	121,512,785	148,340,279
End of period/year	$126,774,102	$121,512,785
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	116,017	450,922
Class C	20,402	135,942
Class I	572,912	1,682,917
Class I2	16,316	585,392
	725,647	2,855,173
Shares reinvested:
Class A	196,784	164,834
Class C	29,046	26,577
Class I	259,223	289,487
Class I2	432,541	377,350
	917,594	858,248
Shares redeemed:
Class A	(540,065)	(1,186,223)
Class C	(75,488)	(208,161)
Class I	(1,529,062)	(3,668,973)
Class I2	(650,930)	(835,048)
	(2,795,545)	(5,898,405)
Automatic conversions:
Class A	64,516	219,760
Class C	(64,574)	(220,060)
	(58)	(300)
Net increase (decrease) in shares outstanding:
Class A	(162,748)	(350,707)
Class C	(90,614)	(265,702)
Class I	(696,927)	(1,696,569)
Class I2	(202,073)	127,694
	(1,152,362)	(2,185,284)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.43	$7.03	$6.84	$4.73	$6.52	$6.88
Investment operations:
Net investment income (loss) (A)	0.12	0.22	0.05	0.11	0.12	0.16
Net realized and unrealized gain (loss)	0.93	(0.55)	0.43	2.27	(1.58)	(0.17)
Total investment operations	1.05	(0.33)	0.48	2.38	(1.46)	(0.01)
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.27)	—	—	(0.24)	(0.07)
Return of capital	—	—	(0.29)	(0.27)	(0.09)	(0.28)
Total dividends and/or distributions to shareholders	(0.34)	(0.27)	(0.29)	(0.27)	(0.33)	(0.35)
Net asset value, end of period/year	$7.14	$6.43	$7.03	$6.84	$4.73	$6.52
Total return (D)	16.67%(E)	(4.73)%	7.30%(C)	51.20%	(22.37)%	(0.20)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$29,180	$27,310	$32,347	$20,495	$13,353	$16,363
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56%(F)	1.57%	1.54%	1.60%	1.69%	1.63%
Including waiver and/or reimbursement and recapture	1.56%(F)	1.59%	1.60%	1.60%(G)	1.60%	1.60%
Net investment income (loss) to average net assets	3.61%(F)	3.31%	0.73%	1.72%	2.27%	2.27%
Portfolio turnover rate	35%(E)	15%	20%	18%	20%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.42	$7.02	$6.83	$4.71	$6.50	$6.85
Investment operations:
Net investment income (loss) (A)	0.10	0.17	0.03	0.07	0.11	0.10
Net realized and unrealized gain (loss)	0.92	(0.55)	0.40	2.28	(1.62)	(0.15)
Total investment operations	1.02	(0.38)	0.43	2.35	(1.51)	(0.05)
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.22)	—	—	(0.20)	(0.06)
Return of capital	—	—	(0.24)	(0.23)	(0.08)	(0.24)
Total dividends and/or distributions to shareholders	(0.31)	(0.22)	(0.24)	(0.23)	(0.28)	(0.30)
Net asset value, end of period/year	$7.13	$6.42	$7.02	$6.83	$4.71	$6.50
Total return (D)	16.22%(E)	(5.51)%	6.42%(C)	50.48%	(23.15)%	(0.84)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,319	$4,469	$6,753	$7,313	$6,225	$11,796
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.37%(F)	2.35%	2.33%	2.39%	2.47%	2.42%
Including waiver and/or reimbursement and recapture	2.35%(F)	2.35%(G)	2.35%	2.35%	2.35%	2.35%
Net investment income (loss) to average net assets	2.82%(F)	2.56%	0.38%	1.13%	2.08%	1.52%
Portfolio turnover rate	35%(E)	15%	20%	18%	20%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.42	$7.03	$6.84	$4.72	$6.52	$6.89
Investment operations:
Net investment income (loss) (A)	0.13	0.25	0.08	0.11	0.11	0.18
Net realized and unrealized gain (loss)	0.93	(0.57)	0.43	2.30	(1.57)	(0.18)
Total investment operations	1.06	(0.32)	0.51	2.41	(1.46)	—
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.29)	—	—	(0.25)	(0.07)
Return of capital	—	—	(0.32)	(0.29)	(0.09)	(0.30)
Total dividends and/or distributions to shareholders	(0.35)	(0.29)	(0.32)	(0.29)	(0.34)	(0.37)
Net asset value, end of period/year	$7.13	$6.42	$7.03	$6.84	$4.72	$6.52
Total return	16.86%(D)	(4.56)%	7.75%(C)	51.99%	(22.28)%	(0.03)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$34,989	$35,971	$51,296	$36,098	$14,247	$14,258
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.29%(E)	1.28%	1.26%	1.28%	1.33%	1.30%
Including waiver and/or reimbursement and recapture	1.29%(E)	1.28%	1.26%	1.28%	1.33%	1.30%
Net investment income (loss) to average net assets	3.91%(E)	3.65%	1.18%	1.70%	2.08%	2.56%
Portfolio turnover rate	35%(D)	15%	20%	18%	20%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.43	$7.03	$6.84	$4.72	$6.52	$6.89
Investment operations:
Net investment income (loss) (A)	0.13	0.25	0.15	0.14	0.17	0.18
Net realized and unrealized gain (loss)	0.93	(0.55)	0.36	2.28	(1.62)	(0.17)
Total investment operations	1.06	(0.30)	0.51	2.42	(1.45)	0.01
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.30)	—	—	(0.25)	(0.07)
Return of capital	—	—	(0.32)	(0.30)	(0.10)	(0.31)
Total dividends and/or distributions to shareholders	(0.35)	(0.30)	(0.32)	(0.30)	(0.35)	(0.38)
Net asset value, end of period/year	$7.14	$6.43	$7.03	$6.84	$4.72	$6.52
Total return	16.90%(B)	(4.32)%	7.78%	52.12%	(22.19)%	0.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,286	$53,763	$57,944	$154,852	$123,151	$208,684
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19%(C)	1.18%	1.16%	1.18%	1.22%	1.20%
Including waiver and/or reimbursement and recapture	1.19%(C)	1.18%	1.16%	1.18%	1.22%	1.20%
Net investment income (loss) to average net assets	3.97%(C)	3.69%	2.23%	2.25%	3.11%	2.60%
Portfolio turnover rate	35%(B)	15%	20%	18%	20%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Energy Infrastructure (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$847,032	$—	$—	$—	$847,032
Total Borrowings	$847,032	$—	$—	$—	$847,032
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Energy sector risk: Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, economic conditions (including sanctions), weather events, world events and disputes among energy-producing countries likewise may affect the productivity or performance of companies in these industries. Companies in the energy sector may also be at increased risk for litigation and negative publicity or public perception. Such events and related conditions may lead to increased volatility in the energy sector.
Industry concentration risk: The Fund concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.
Master limited partnerships (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy sector. A downturn in the energy sector could have an adverse impact on the Fund. Energy MLPs may be adversely affected by changes in and volatility of commodity prices. At times, the performance of securities of companies in the energy sector of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of the Fund's investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$45,397,806	35.81%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	1.054%
Over $250 million up to $500 million	1.040
Over $500 million up to $1 billion	0.960
Over $1 billion up to $2 billion	0.850
Over $2 billion	0.800
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.60%	March 1, 2025
Class C	2.35	March 1, 2025
Class I	1.31	March 1, 2025
Class I2	1.21	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class C	$375	$2,360	$2,345	$512	$5,592

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$8,521	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$42,208	$7,971
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$41,808,386	$—	$49,352,636	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$92,472,370	$35,676,670	$(1,269,772)	$34,406,898
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Energy Infrastructure

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA ENGY INFRA 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Floating Rate
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Floating Rate

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,052.60	$4.95	$1,020.00	$4.87	0.97%
Class C	1,000.00	1,048.90	8.61	1,016.50	8.47	1.69
Class I	1,000.00	1,053.40	3.11	1,021.80	3.07	0.61
Class I2	1,000.00	1,054.50	3.12	1,021.80	3.07	0.61

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

(unaudited)

Asset Allocation	Percentage of Net Assets
Loan Assignments	84.8%
Corporate Debt Securities	5.2
Asset-Backed Securities	3.6
Repurchase Agreement	2.7
Commercial Paper	1.8
Exchange-Traded Funds	1.0
Common Stocks	0.2
Preferred Stock	0.0 *
Net Other Assets (Liabilities)	0.7
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.30
Duration †	0.32

Credit Quality ‡	Percentage of Net Assets
AAA	3.8%
BBB	1.3
BB	23.4
B	58.5
CCC and Below	4.1
Not Rated	8.2
Net Other Assets (Liabilities)	0.7
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 84.8%
Aerospace & Defense - 0.2%
TransDigm, Inc. 1-Month Term SOFR + 3.25%, 8.56% (A), 02/28/2031	$ 498,750	$ 501,460
Automobile Components - 0.8%
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 10.59% (A), 03/30/2027	2,188,284	2,089,811
Beverages - 0.5%
Badger Buyer Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 8.93% (A), 09/30/2024	421,162	403,965
Naked Juice LLC Term Loan 3-Month Term SOFR + 3.25%, 8.66% (A), 01/24/2029	988,718	952,877
		1,356,842
Broadline Retail - 0.1%
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 4.50%, 9.92% (A), 11/09/2027	257,050	257,211
Building Products - 1.4%
Chamberlain Group, Inc.
1-Month Term SOFR + 3.75%, 9.07% (A) , 11/03/2028	$ 250,000	250,250
Term Loan B 1-Month Term SOFR + 3.25%, 8.67% (A), 11/03/2028	997,449	995,490

Cornerstone Building Brands, Inc. Term Loan B 1-Month Term SOFR + 3.25%, 8.67% (A) , 04/12/2028	498,715	487,494
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (A), 12/17/2027	994,880	995,129
Tamko Building Products LLC 3-Month Term SOFR + 3.25%, 8.58% (A) , 09/20/2030	1,186,460	1,186,460
		3,914,823
Capital Markets - 1.4%
Deerfield Dakota Holding LLC Term Loan B, 3-Month Term SOFR + 3.75%, 9.06% (A), 04/09/2027	728,746	727,471
FinCo I LLC 3-Month Term SOFR + 3.00%, 8.33% (A), 06/27/2029	397,000	397,744
Victory Capital Holdings, Inc.
Term Loan B 3-Month Term SOFR + 2.25%, 7.65% (A), 12/29/2028	727,695	725,876
	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Victory Capital Holdings, Inc. (continued)
Term Loan B 3-Month Term SOFR + 2.25%, 7.65% (A), 07/01/2026	$ 5,962	$ 5,964

WEC US Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.75%, 8.07% (A) , 01/27/2031	1,994,859	1,995,856
		3,852,911
Chemicals - 0.7%
LSF11 A5 Holdco LLC
Term Loan B 1-Month Term SOFR + 4.25%, 9.67% (A), 10/15/2028	496,250	496,767
Term Loan 1-Month Term SOFR + 3.50%, 8.93% (A), 10/15/2028	469,641	469,348

SCIH Salt Holdings, Inc. 1-Month Term SOFR + 4.00%, 8.83% (A), 03/16/2027	993,775	994,484
		1,960,599
Commercial Services & Supplies - 7.2%
ADMI Corp.
Term Loan B2 1-Month Term SOFR + 3.38%, 8.81% (A), 12/23/2027	436,500	419,695
Term Loan B3 1-Month Term SOFR + 3.75%, 9.18% (A), 12/23/2027	388,999	374,897
Term Loan B5 TBD, 12/23/2027 (B)(C)	498,750	496,007

Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (A) , 05/12/2028	997,442	997,304
American Auto Auction Group LLC Term Loan B, 3-Month Term SOFR + 5.00%, 10.46% (A), 12/30/2027	500,000	498,750
APX Group, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, Prime Rate + 2.25%, 8.07% (A), 07/10/2028	987,342	988,027
Asurion LLC
Term Loan B10 1-Month Term SOFR + 4.00%, 9.42% (A), 08/19/2028	492,500	477,802
Term Loan B9 1-Month Term SOFR + 3.25%, 8.68% (A), 07/31/2027	1,069,431	1,037,539

BIFM US Finance LLC Term Loan, 1-Month Term SOFR + 4.25%, 9.57% (A) , 05/31/2028	1,514,893	1,522,468
Corporation Service Co. Term Loan B 1-Month Term SOFR + 2.75%, 8.07% (A), 11/02/2029	467,093	467,968
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Creative Artists Agency LLC Term Loan B 1-Month Term SOFR + 3.25%, 8.57% (A), 11/27/2028	$ 1,213,086	$ 1,216,877
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.58% (A), 02/01/2029	1,664,922	1,670,273
GFL Environmental, Inc. 3-Month Term SOFR + 2.50%, 7.83% (A) , 05/31/2027	947,087	950,343
Homeserve USA Holding Corp. 1-Month Term SOFR + 3.00%, 8.32% (A) , 10/21/2030	1,000,000	1,003,000
Kingpin Intermediate Holdings LLC Term Loan B 1-Month Term SOFR + 3.50%, 8.82% (A), 02/08/2028	1,623,778	1,621,241
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 9.68% (A), 08/31/2028	1,422,362	1,420,584
Prime Security Services Borrower LLC 6-Month Term SOFR + 2.25%, 7.50% (A) , 03/14/2028	487,179	482,308
Ryan LLC Term Loan, 1-Month Term SOFR + 4.50%, 9.82% (A), 11/14/2030	633,333	636,104
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.59% (A), 03/04/2028	707,082	623,470
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 9.42% (A), 11/02/2027	1,112,869	1,068,911
WIN Waste Innovations Holdings, Inc. Term Loan B 1-Month Term SOFR + 2.75%, 8.18% (A), 03/24/2028	1,699,786	1,601,103
		19,574,671
Communications Equipment - 0.5%
Avaya, Inc. 1-Month Term SOFR + 5.33%, PIK Rate 0.00%, Cash Rate 0.00%, 6.82% (A), 08/01/2028 (D)	803,606	697,798
CommScope, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (A), 04/06/2026	789,700	692,961
		1,390,759
Construction & Engineering - 2.0%
Centuri Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.93% (A), 08/27/2028	363,046	363,159
Chromalloy Corporation Term Loan B 3-Month Term SOFR + 3.75%, 9.06% (A), 03/27/2031 (B)	1,000,000	1,004,583
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (A), 06/23/2028	$ 1,153,483	$ 1,131,278
Pike Corp. Term Loan B 1-Month Term SOFR + 3.00%, 8.43% (A), 01/21/2028	1,808,422	1,812,567
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.07% (A), 03/24/2028	1,050,272	1,053,554
		5,365,141
Construction Materials - 0.9%
Groundworks LLC
Delayed Draw Term Loan 1-Month Term SOFR + 3.50%, 0.50% (A) , 03/14/2031	6,399	6,410
Term Loan 1-Month Term SOFR + 3.50%, 8.82% (A), 03/14/2031	401,166	401,834
Quikrete Holdings, Inc.
Term Loan B1 1-Month Term SOFR + 2.25%, 7.57% (A), 03/19/2029	343,000	343,000
Term Loan B 1-Month Term SOFR + 2.50%, 7.82% (A), 04/14/2031	1,625,254	1,626,017
		2,377,261
Consumer Finance - 0.1%
Nuvei Technologies Corp. 1-Month Term SOFR + 3.00%, 8.42% (A) , 12/19/2030	224,437	224,606
Consumer Staples Distribution & Retail - 0.7%
Quirch Foods Holdings LLC Term Loan 3-Month Term SOFR + 4.75%, 10.32% (A), 10/27/2027	969,793	971,915
Solina Bidco Term Loan B 3-Month Term SOFR + 3.75%, 9.07% (A), 03/07/2029	1,000,000	1,002,500
		1,974,415
Containers & Packaging - 6.6%
Altium Packaging LLC Term Loan B 1-Month Term SOFR + 2.75%, 8.19% (A), 02/03/2028	988,537	991,145
Anchor Glass Container Corp. 3-Month Term SOFR + 5.00%, 10.57% (A) , 12/07/2025	632,952	513,746
Anchor Packaging Inc. 1-Month Term SOFR + 3.50%, 8.92% (A) , 07/18/2026	1,492,167	1,490,302
Berlin Packaging LLC Term Loan B5, 1-Month Term SOFR + 3.75%, 3-Month Term SOFR + 3.75%, 9.19% (A), 03/11/2028	967,632	967,874
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.09% (A), 04/13/2029	$ 1,424,625	$ 1,430,094
Graham Packaging Co., Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.43% (A), 08/04/2027	1,572,645	1,575,676
Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 10.27% (A), 02/12/2026	582,000	512,645
Plastipak Packaging, Inc. Term Loan B 1-Month Term SOFR + 2.50%, 7.92% (A), 12/01/2028	865,657	864,981
Plaze, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 9.18% (A), 08/03/2026	241,875	239,456
Pregis TopCo Corp.
Term Loan 1-Month Term SOFR + 3.75%, 9.18% (A), 07/31/2026	365,625	365,778
1st Lien Term Loan 1-Month Term SOFR + 3.75%, 9.07% (A) , 07/31/2026	1,546,682	1,550,548

Pretium Packaging LLC 3-Month Term SOFR + 5.00%, PIK Rate 2.50%, Cash Rate 0.00%, 2.50% (A) , 10/02/2028 (D)	1,363,779	1,380,826
Proampac PG Borrower LLC Term Loan 3-Month Term SOFR + 4.00%, 9.32% (A), 09/15/2028	1,959,063	1,964,777
Reynolds Group Holdings, Inc.
Term Loan B2 1-Month Term SOFR + 3.25%, 8.68% (A), 02/05/2026	558,031	560,378
Term Loan B 1-Month Term SOFR + 3.25%, 8.68% (A), 09/24/2028	1,833,515	1,842,473

Tosca Services LLC Term Loan, 3-Month Term SOFR + 3.50%, 9.09% (A) , 08/18/2027	686,739	606,048
Trident TPI Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.57% (A), 09/15/2028	975,047	975,199
		17,831,946
Distributors - 1.0%
Canister International Group, Inc. Term Loan B 3-Month Term SOFR + 4.00%, 9.32% (A), 03/13/2029	1,000,000	1,004,167
	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors (continued)
Core & Main LP Term Loan B, 3-Month Term SOFR + 2.25%, 7.57% (A), 02/09/2031	$ 199,500	$ 199,999
Veritiv Corp. 3-Month Term SOFR + 5.00%, 10.31% (A), 11/30/2030	1,500,000	1,499,374
		2,703,540
Diversified Consumer Services - 0.9%
Mister Car Wash Holdings, Inc. Term Loan B 1-Month Term SOFR + 3.00%, 8.32% (A), 03/21/2031	750,000	751,094
Pre-Paid Legal Services, Inc. Term Loan 1-Month Term SOFR + 3.75%, 9.18% (A), 12/15/2028	1,727,799	1,714,840
		2,465,934
Diversified Telecommunication Services - 0.7%
Global Tel*Link Corp. 1st Lien Term Loan, 1-Month Term SOFR + 4.25%, 9.67% (A), 11/29/2025	807,588	790,427
Lorca Holdco Limited Term Loan TBD, 04/16/2031 (B)(C)	375,000	376,875
Lumen Technologies, Inc.
Term Loan B1 1-Week Term SOFR + 2.35%, 7.78% (A), 04/15/2029	119,700	85,465
Term Loan B2 1-Month Term SOFR + 2.35%, 7.78% (A), 04/15/2030	119,699	82,892

Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.32% (A) , 03/09/2027	500,000	432,813
		1,768,472
Electrical Equipment - 0.2%
C&D Technologies, Inc. Term Loan B, 1-Month Term SOFR + 5.75%, 11.18% (A), 12/20/2025	525,607	476,143
Electronic Equipment, Instruments & Components - 1.0%
GoTo Group, Inc.
First Out Term Loan 1-Month Term SOFR + 4.75%, 10.17% (A) , 04/30/2028	550,779	523,928
Second Out Term Loan 1-Month Term SOFR + 4.75%, 10.17% (A) , 04/30/2028	365,156	274,476

Roper Industrial Products Investment Co. LLC 3-Month Term SOFR + 4.00%, 9.30% (A) , 11/22/2029	1,785,776	1,798,053
		2,596,457
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.5%
Kohler Energy Co. LLC TBD, 01/30/2031 (B)(C)	$ 1,300,000	$ 1,302,438
Financial Services - 1.2%
AlixPartners LLP Term Loan B 1-Month Term SOFR + 2.50%, 7.93% (A), 02/04/2028	1,478,411	1,481,646
Avolon TLB Borrower 1 LLC 1-Month Term SOFR + 2.00%, 7.32% (A) , 06/22/2028	245,027	245,333
Castlelake Aviation Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 7.83% (A), 10/22/2026	705,170	705,297
FB Income Advisor LLC Term Loan B TBD, 04/25/2031 (B)(C)	120,000	119,850
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 7.33% (A), 08/11/2025	86,171	83,801
NBG Acquisition, Inc. Term Loan TBD, 04/26/2025 (B)(C)(E)(F)	443,904	8,878
Russell Investments US Inst'l Holdco, Inc. PIK Term Loan 3-Month Term SOFR + 5.00%, 10.32% (A), 05/30/2027	724,634	652,171
		3,296,976
Food Products - 3.6%
8th Avenue Food & Provisions, Inc.
Term Loan 1-Month Term SOFR + 4.75%, 10.18% (A), 10/01/2025	641,550	618,026
1st Lien Term Loan 1-Month Term SOFR + 3.75%, 9.18% (A) , 10/01/2025	1,358,521	1,305,394

BCPE North Star US HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 9.43% (A) , 06/09/2028	997,444	928,870
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 4.00%, 9.32% (A), 08/23/2029	159,134	159,134
Chobani LLC 1-Month Term SOFR + 3.75%, 9.07% (A), 10/25/2027	249,375	250,726
Del Monte Foods, Inc. Term Loan 1-Month Term SOFR + 4.25%, 9.74% (A), 05/16/2029 (G)	586,657	496,312
Fiesta Purchaser, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 9.32% (A), 02/12/2031	1,200,000	1,203,917
Nomad Foods US LLC 6-Month Term SOFR + 3.00%, 8.27% (A) , 11/13/2029	1,980,000	1,982,784
	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)

Snacking Investments Bidco Pty. Ltd. Term Loan, 1-Month Term SOFR + 4.00%, 9.32% (A), 12/18/2026	$ 974,347	$ 977,188
Upfield BV 3-Month Term SOFR + 4.75%, 10.31% (A), 01/02/2028	1,742,132	1,740,140
		9,662,491
Ground Transportation - 0.7%
Avis Budget Car Rental LLC 1-Month Term SOFR + 3.00%, 8.42% (A) , 03/16/2029	888,434	884,363
Hertz Corp. 1-Month Term SOFR + 3.75%, 9.07% (A), 06/30/2028 (B)	996,250	914,889
		1,799,252
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb Corp. Term Loan 1-Month Term SOFR + 3.25%, 8.67% (A), 05/10/2027	638,625	634,234
Health Care Providers & Services - 7.1%
Agiliti Health, Inc.
Term Loan B TBD, 05/01/2030 (B)(C)	400,000	400,000
3-Month Term SOFR + 3.00%, 8.30% (A) , 05/01/2030	1,492,500	1,491,567

AHP Health Partners, Inc. Term Loan B 1-Month Term SOFR + 3.50%, 8.93% (A) , 08/24/2028	1,368,488	1,370,541
Charlotte Buyer, Inc. 1st Lien Term Loan 1-Month Term SOFR + 5.25%, 10.57% (A), 02/11/2028	1,283,750	1,290,169
Dermatology Intermediate Holdings III, Inc. Term Loan B 3-Month Term SOFR + 4.25%, 9.58% (A), 03/30/2029	982,799	954,237
Heartland Dental LLC 1-Month Term SOFR + 5.00%, 10.32% (A) , 04/28/2028	1,491,238	1,495,136
LifePoint Health, Inc. Term Loan B 3-Month Term SOFR + 4.75%, 10.06% (A), 11/16/2028	744,135	746,615
Medline Borrower, LP Term Loan B 1-Month Term SOFR + 2.75%, 8.07% (A), 10/23/2028 (G)	1,767,677	1,772,004
Midwest Physician Administrative Services LLC Term Loan, 3-Month Term SOFR + 3.25%, 8.82% (A), 03/12/2028 (C)	411,038	312,389
Pacific Dental Services LLC Term Loan B 1-Month Term SOFR + 3.25%, 8.57% (A), 03/15/2031	1,503,974	1,505,854
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)

Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 9.07% (A), 11/30/2027	$ 1,747,075	$ 1,751,716
Quorum Health Corp. Term Loan 3-Month Term SOFR + 8.25%, 13.65% (A), 04/29/2025	1,096,953	723,989
Radnet Management, Inc. Term Loan B 3-Month Term SOFR + 2.50%, 7.82% (A), 04/18/2031	1,000,000	999,167
Southern Veterinary Partners LLC Term Loan 1-Month Term SOFR + 4.00%, 9.43% (A), 10/05/2027	1,496,134	1,495,760
Star Parent, Inc. 3-Month Term SOFR + 4.00%, 9.31% (A) , 09/27/2030	1,500,000	1,498,750
Surgery Center Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 8.82% (A), 12/19/2030	1,500,000	1,508,011
		19,315,905
Health Care Technology - 1.1%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.57% (A), 02/15/2029	1,094,857	1,089,155
Cotiviti Corp. Fixed Term Loan B TBD, 02/21/2031 (B)(C)	2,000,000	1,982,500
		3,071,655
Hotels, Restaurants & Leisure - 7.2%
1011778 BC Unlimited Liability Co. 1-Month Term SOFR + 2.25%, 7.57% (A) , 09/20/2030	997,500	997,500
Bally's Corp. Term Loan B 3-Month Term SOFR + 3.25%, 8.84% (A), 10/02/2028	829,114	780,403
Caesars Entertainment, Inc.
1-Month Term SOFR + 2.75%, 8.07% (A) , 02/06/2031	2,000,000	2,000,416
Term Loan B 1-Month Term SOFR + 3.25%, 8.67% (A), 02/06/2030	544,500	544,840

Cedar Fair LP Term Loan B TBD, 04/18/2031 (B)(C)	300,000	300,188
Dave & Buster's, Inc. 1-Month Term SOFR + 3.25%, 8.63% (A) , 06/29/2029	995,006	997,355
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (A), 01/27/2029	374,046	374,794
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Flynn Restaurant Group LP Term Loan B 1-Month Term SOFR + 4.25%, 9.68% (A), 12/01/2028	$ 1,446,130	$ 1,449,294
Hilton Domestic Operating Co., Inc. 1-Month Term SOFR + 2.00%, 7.42% (A) , 11/08/2030	250,000	250,417
Hilton Grand Vacations Borrower LLC
1-Month Term SOFR + 2.75%, 8.07% (A) , 01/17/2031	500,000	500,938
Term Loan B 1-Month Term SOFR + 2.50%, 7.82% (A), 08/02/2028	727,377	727,074

IRB Holding Corp. 1-Month Term SOFR + 2.75%, 8.17% (A), 12/15/2027	1,500,000	1,501,313
Light & Wonder International, Inc. 1-Month Term SOFR + 2.75%, 8.07% (A) , 04/14/2029	2,265,500	2,266,633
PENN Entertainment, Inc. Term Loan B 1-Month Term SOFR + 2.75%, 8.17% (A), 05/03/2029	1,326,375	1,326,224
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.25%, 8.56% (A), 04/04/2029	1,744,099	1,743,163
Travel & Leisure Co. 1-Month Term SOFR + 3.25%, 8.67% (A) , 12/14/2029	997,500	999,058
Whatabrands LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (A), 08/03/2028	1,336,412	1,340,588
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 8.18% (A), 05/18/2025	1,588,941	1,591,921
		19,692,119
Household Durables - 1.2%
AI Aqua Merger Sub, Inc. 1-Month Term SOFR + 4.25%, 9.57% (A) , 07/31/2028	1,500,000	1,506,211
American Greetings Corporation Term Loan B TBD, 10/23/2029 (B)(C)	325,000	324,188
Libbey Glass, Inc. Term Loan 3-Month Term SOFR + 6.50%, 11.97% (A), 11/22/2027	542,377	519,326
Solis IV BV Term Loan B1 3-Month Term SOFR + 3.50%, 8.82% (A), 02/26/2029	982,500	974,781
		3,324,506
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 0.4%
Energizer Holdings, Inc. Term Loan 1-Month Term SOFR + 2.25%, 7.68% (A), 12/22/2027	$ 702,291	$ 700,828
VC GB Holdings I Corp. 1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 8.57% (A), 07/21/2028	500,000	499,297
		1,200,125
Independent Power & Renewable Electricity Producers - 0.5%
Calpine Construction Finance Co. LP 1-Month Term SOFR + 2.25%, 7.57% (A) , 07/31/2030	1,420,985	1,419,693
Insurance - 1.9%
Acrisure LLC Term Loan B, 1-Month LIBOR + 3.50%, 8.93% (A), 02/15/2027	994,819	992,177
Alliant Holdings Intermediate LLC 1-Month Term SOFR + 3.50%, 8.82% (A) , 11/06/2030	1,424,789	1,429,809
Broadstreet Partners, Inc. Term Loan B2, 1-Month Term SOFR + 3.25%, 8.68% (A), 01/27/2027	1,070,588	1,071,926
HUB International Ltd. Term Loan B, 3-Month Term SOFR + 3.25%, 8.57% (A), 06/20/2030	774,570	778,294
Truist Insurance Holdings LLC 1st Lien Term Loan TBD, 03/24/2031 (B)(C)	855,000	855,891
		5,128,097
IT Services - 2.2%
Blackhawk Network Holdings, Inc. Term Loan 1-Month Term SOFR + 5.00%, 10.32% (A), 03/12/2029	1,000,000	1,002,188
Conduent Business Services LLC Term Loan B 1-Month Term SOFR + 4.25%, 9.68% (A), 10/16/2028 (B)	427,405	425,624
Modena Buyer LLC Term Loan TBD, 04/18/2031 (B)(C)	1,000,000	980,000
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (A), 02/01/2028	753,585	753,316
Rackspace Technology Global, Inc.
First Lien Second Out Term Loan 1-Month Term SOFR + 2.75%, 8.19% (A) , 05/15/2028	1,312,906	620,348
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Rackspace Technology Global, Inc. (continued)
First Lien First Out Term Loan 1-Month Term SOFR + 6.25%, 11.55% (A) , 05/15/2028	$ 344,196	$ 345,917

Tempo Acquisition LLC 1-Month Term SOFR + 2.75%, 8.07% (A), 08/31/2028	1,943,799	1,948,659
		6,076,052
Leisure Products - 1.1%
Amer Sports Co. Term Loan, 3-Month Term SOFR + 3.25%, 8.58% (A), 02/17/2031	1,000,000	1,002,500
Carnival Corp. Term Loan B2 1-Month Term SOFR + 2.75%, 8.07% (A), 08/08/2027	764,959	768,784
Recess Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.50%, 9.84% (A), 02/20/2030	1,225,000	1,226,531
		2,997,815
Life Sciences Tools & Services - 0.5%
Parexel International Corp. 1st Lien Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (A), 11/15/2028	1,293,588	1,295,793
Machinery - 3.9%
Alliance Laundry Systems LLC Term Loan B, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.90% (A) , 10/08/2027	965,144	967,919
Chart Industries, Inc. 1-Month Term SOFR + 3.25%, 8.67% (A) , 03/15/2030	1,508,057	1,511,828
CPM Holdings, Inc. 1-Month Term SOFR + 4.50%, 9.83% (A) , 09/28/2028	1,678,137	1,681,432
Filtration Group Corp. Term Loan, 1-Month Term SOFR + 3.50%, 8.93% (A), 10/21/2028	1,950,000	1,952,438
Harsco Corp. Term Loan 1-Month Term SOFR + 2.25%, 7.68% (A), 03/10/2028	731,212	728,927
Madison IAQ LLC 1-Month Term SOFR + 3.25%, 8.68% (A), 06/21/2028	494,911	494,773
SPX Flow, Inc. 1-Month Term SOFR + 4.50%, 9.92% (A), 04/05/2029 (B)	1,914,984	1,924,798
Tiger Acquisition LLC 1-Month Term SOFR + 3.25%, 8.67% (A) , 06/01/2028	1,367,967	1,355,997
		10,618,112
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 4.3%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.67% (A), 12/06/2027	$ 503,590	$ 485,334
Cogeco Communications Finance LP 1-Month Term SOFR + 2.50%, 7.93% (A) , 09/01/2028	480,151	466,647
Coral-US Co-Borrower LLC Term Loan B6 1-Month Term SOFR + 3.00%, 8.44% (A), 10/15/2029	706,917	703,256
CSC Holdings LLC Term Loan B6, 1-Month Term SOFR + 4.50%, 9.82% (A), 01/18/2028	482,267	464,685
EW Scripps Co. Term Loan B2, 1-Month Term SOFR + 2.56%, 7.99% (A), 05/01/2026	188,106	185,473
MH Sub I LLC 1-Month Term SOFR + 4.25%, 9.57% (A), 05/03/2028	1,465,568	1,459,156
Mission Broadcasting, Inc. Term Loan B 1-Month Term SOFR + 2.50%, 7.94% (A), 06/02/2028	635,799	635,005
NEP Group, Inc. 1-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 1.50% (A), 08/19/2026 (D)	773,603	728,292
Nexstar Broadcasting, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 7.93% (A), 09/18/2026	471,791	471,917
Simon & Schuster, Inc. 3-Month Term SOFR + 4.00%, 9.33% (A) , 10/30/2030	450,000	451,547
Sinclair Television Group, Inc.
Term Loan B2B 3-Month Term SOFR + 2.50%, 8.09% (A), 09/30/2026	965,747	893,316
Term Loan B4 1-Month Term SOFR + 3.75%, 9.17% (A), 04/21/2029	245,625	187,965
Univision Communications, Inc.
1st Lien Term Loan B 1-Month Term SOFR + 3.25%, 8.68% (A) , 03/15/2026	725,664	725,437
Term Loan B 1-Month Term SOFR + 3.25%, 8.68% (A), 01/31/2029	147,000	146,522

UPC Financing Partnership Term Loan AX 1-Month Term SOFR + 3.00%, 8.44% (A), 01/31/2029	1,477,285	1,471,052
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)

Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 8.69% (A), 01/31/2029	$ 1,482,278	$ 1,458,397
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 7.94% (A), 04/30/2028	769,000	757,679
		11,691,680
Metals & Mining - 0.2%
Arsenal AIC Parent LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (A), 08/18/2030	497,503	500,613
Oil, Gas & Consumable Fuels - 1.9%
Apro LLC Term Loan 1-Month Term SOFR + 3.75%, 9.19% (A), 11/14/2026	965,058	965,299
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.93% (A), 03/31/2028	1,084,239	1,078,818
Delek US Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.92% (A), 11/19/2029	786,532	787,024
EG Group Ltd. 3-Month Term SOFR + 5.50%, 11.24% (A), 02/07/2028	1,386,093	1,361,836
Par Petroleum LLC Term Loan B 3-Month Term SOFR + 3.75%, 9.05% (A), 02/28/2030	982,519	984,975
		5,177,952
Paper & Forest Products - 0.3%
Domtar Corp. Term Loan B 1-Month Term SOFR + 5.50%, 10.93% (A), 11/30/2028	935,633	911,657
Passenger Airlines - 0.7%
American Airlines, Inc. 6-Month Term SOFR + 3.50%, 8.77% (A) , 06/04/2029	1,500,000	1,504,312
United Airlines, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.08% (A), 02/22/2031	500,000	500,417
		2,004,729
Personal Care Products - 0.8%
Conair Holdings LLC Term Loan B 1-Month Term SOFR + 3.75%, 9.18% (A), 05/17/2028	997,443	988,359
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Personal Care Products (continued)
KDC/ONE Development Corp., Inc. 1-Month Term SOFR + 5.00%, 10.32% (A) , 08/15/2028	$ 498,750	$ 500,620
Kronos Acquisition Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 9.31% (A), 12/22/2026	634,998	634,998
		2,123,977
Pharmaceuticals - 2.4%
Amneal Pharmaceuticals LLC 1-Month Term SOFR + 5.50%, 10.82% (A) , 05/04/2028	1,242,187	1,239,858
Bausch Health Cos., Inc. Term Loan B 1-Month Term SOFR + 5.25%, 10.67% (A), 02/01/2027	684,375	572,920
Curium BidCo S.a r.l. Term Loan B 3-Month Term SOFR + 4.00%, 9.30% (A), 07/31/2029	1,785,266	1,798,655
IVC Acquisition Ltd Term Loan B 3-Month Term SOFR + 5.50%, 10.81% (A), 12/12/2028	1,246,875	1,248,045
Organon & Co. Term Loan, 1-Month Term SOFR + 3.00%, 8.43% (A), 06/02/2028	1,622,312	1,628,395
		6,487,873
Professional Services - 2.2%
Ankura Consulting Group LLC Term Loan, 6-Month Term SOFR + 4.25%, 9.56% (A), 03/17/2028	1,000,000	1,002,500
Dayforce, Inc. Term Loan B 1-Month Term SOFR + 2.50%, 7.82% (A), 02/26/2031	500,000	500,625
Dun & Bradstreet Corp. 1-Month Term SOFR + 2.75%, 8.07% (A) , 01/18/2029	1,083,595	1,085,458
Ensemble RCM LLC Term Loan B, 3-Month Term SOFR + 3.00%, 8.33% (A), 08/01/2029	500,000	501,339
GTCR W Merger Sub LLC 1-Month Term SOFR + 3.00%, 8.31% (A) , 01/31/2031	250,000	250,664
KUEHG Corp. Term Loan B 3-Month Term SOFR + 4.50%, 9.82% (A), 06/12/2030	1,744,367	1,748,001
NAB Holdings LLC 3-Month Term SOFR + 2.75%, 8.21% (A) , 11/23/2028	496,193	495,676
VT Topco, Inc. Term Loan B 1-Month Term SOFR + 3.50%, 8.82% (A), 08/09/2030	498,750	499,997
		6,084,260
	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC
Term Loan B 1-Month Term SOFR + 2.75%, 8.18% (A), 08/21/2025	$ 53,834	$ 53,722
Term Loan 1-Month Term SOFR + 3.25%, 8.67% (A), 01/31/2030	737,579	737,578

PG Investment Company 59 SARL Term Loan B 3-Month Term SOFR + 3.50%, 8.81% (A) , 03/26/2031	350,000	351,167
		1,142,467
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments, Inc. 1-Month Term SOFR + 2.50%, 7.82% (A) , 08/17/2029	617,117	617,374
Software - 4.5%
Banff Merger Sub, Inc. 1-Month Term SOFR + 4.25%, 9.57% (A) , 12/29/2028	1,221,966	1,228,676
Cast & Crew Payroll LLC Term Loan, TBD, 12/29/2028 (B)(C)	150,000	149,982
Central Parent, Inc. 3-Month Term SOFR + 4.00%, 9.31% (A) , 07/06/2029	1,488,750	1,493,904
Cornerstone OnDemand, Inc. Term Loan 1-Month Term SOFR + 3.75%, 9.18% (A), 10/16/2028	735,000	702,844
Epicor Software Corp. Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (A), 07/30/2027	1,393,491	1,398,558
Helios Software Holdings, Inc.
3-Month Term SOFR + 3.75%, 9.05% (A) , 07/18/2030	249,375	248,492
Term Loan B 3-Month Term SOFR + 3.75%, 9.20% (A), 03/11/2028	1,320,000	1,316,494

Magenta Buyer LLC 1st Lien Term Loan 3-Month Term SOFR + 5.00%, 10.59% (A) , 07/27/2028	1,108,069	552,649
Mitchell International, Inc. 1-Month Term SOFR + 3.75%, 9.07% (A) , 10/15/2028	249,375	249,468
Open Text Corp. 1-Month Term SOFR + 2.75%, 8.17% (A), 01/31/2030	917,765	920,203
Sophia LP Term Loan B, 1-Month Term SOFR + 3.50%, 8.92% (A), 10/09/2029	2,091,406	2,096,960
SS&C Technologies, Inc.
Term Loan B6 1-Month Term SOFR + 2.25%, 7.67% (A), 03/22/2029	105,899	105,990
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc. (continued)
Term Loan B7 1-Month Term SOFR + 2.25%, 7.67% (A), 03/22/2029	$ 250,294	$ 250,511

UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 8.81% (A) , 02/10/2031	1,572,494	1,579,223
		12,293,954
Specialty Retail - 3.7%
Belron Finance US LLC 3-Month Term SOFR + 2.00%, 7.58% (A) , 04/13/2028	994,872	995,701
Driven Holdings LLC Term Loan B, 1-Month Term SOFR + 3.00%, 8.43% (A), 12/17/2028	994,924	993,680
Great Outdoors Group LLC Term Loan B1 1-Month Term SOFR + 3.75%, 9.18% (A), 03/06/2028	1,447,198	1,445,751
Mavis Tire Express Services Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (A), 05/04/2028	1,878,262	1,882,019
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.82% (A), 03/03/2028	805,682	693,768
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (A), 02/11/2028	2,152,031	2,117,060
Rent-A-Center, Inc. 1st Lien Term Loan B 1-Month Term SOFR + 3.25%, 8.68% (A), 02/17/2028	1,320,616	1,320,204
WOOF Holdings, Inc. 1st Lien Term Loan 3-Month Term SOFR + 3.75%, 9.32% (A), 12/21/2027	664,078	514,993
		9,963,176
Technology Hardware, Storage & Peripherals - 0.7%
Aventiv Technologies LLC Second Out Term Loan 3-Month Term SOFR + 7.50%, 13.07% (A), 07/31/2025	378,788	380,682
NCR Atleos LLC 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 10.17% (A) , 03/27/2029 (B)	1,420,013	1,427,113
		1,807,795
Textiles, Apparel & Luxury Goods - 1.8%
ABG Intermediate Holdings 2 LLC Term Loan B1, 1-Month Term SOFR + 3.50%, 8.92% (A), 12/21/2028	2,029,087	2,035,247
	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc. 1-Month Term SOFR + 3.75%, 9.07% (A) , 03/08/2030	$ 1,492,462	$ 1,492,463
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.43% (A), 12/15/2026	1,389,962	1,396,217
		4,923,927
Transportation Infrastructure - 0.2%
First Student Bidco, Inc.
Term Loan C 3-Month Term SOFR + 3.00%, 8.56% (A), 07/21/2028	108,483	108,449
Term Loan B 3-Month Term SOFR + 3.00%, 8.56% (A), 07/21/2028	356,699	356,588
		465,037
Wireless Telecommunication Services - 0.3%
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 10.83% (A), 08/15/2028	977,242	726,824
Total Loan Assignments (Cost $233,212,055)		230,441,560
CORPORATE DEBT SECURITIES - 5.2%
Commercial Services & Supplies - 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/2026 (H)	1,250,000	1,246,809
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028 (H)	200,000	179,438
GFL Environmental, Inc.
5.13%, 12/15/2026 (H)	1,000,000	976,070
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (H)	1,000,000	987,999
		3,390,316
Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (H)	1,000,000	968,332
Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (H)	500,000	459,439
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (H)	500,000	463,985
		923,424
Food Products - 0.4%
B&G Foods, Inc.
8.00%, 09/15/2028 (H)	1,000,000	1,036,275
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.9%
LifePoint Health, Inc.
11.00%, 10/15/2030 (H)	$ 500,000	$ 532,531
Tenet Healthcare Corp.
4.25%, 06/01/2029	769,000	703,112
4.63%, 06/15/2028	200,000	188,639
5.13%, 11/01/2027	1,000,000	968,876
		2,393,158
Household Products - 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/2026 (H)	1,000,000	966,478
IT Services - 0.2%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (H)	750,000	678,751
Media - 0.5%
CSC Holdings LLC
5.38%, 02/01/2028 (H)	750,000	575,137
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (H)	250,000	208,470
6.75%, 10/15/2027 (H)	760,000	703,241
		1,486,848
Personal Care Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (H)	1,400,000	1,372,837
Pharmaceuticals - 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (H)	250,000	227,681
Software - 0.3%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (B)(H)	714,000	715,047
Total Corporate Debt Securities (Cost $14,453,007)		14,159,147
ASSET-BACKED SECURITIES - 3.6%
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR, 3-Month Term SOFR + 1.40%, 6.73% (A) , 07/22/2032 (H)	1,000,000	1,000,322
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1, 3-Month Term SOFR + 1.43%, 6.76% (A) , 07/15/2034 (H)	1,500,000	1,502,179
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R, 3-Month Term SOFR + 1.36%, 6.69% (A) , 04/15/2031 (H)	1,000,000	1,000,850
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.57% (A) , 01/17/2033 (H)	1,000,000	1,000,997
	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (A) , 10/20/2034 (H)	$ 1,500,000	$ 1,499,537
Palmer Square CLO Ltd.
Series 2021-2A, Class A, 3-Month Term SOFR + 1.41%, 6.74% (A) , 07/15/2034 (H)	1,500,000	1,501,890
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.55% (A) , 04/16/2031 (H)	850,263	850,398
Venture 43 CLO Ltd.
Series 2021-43A, Class A1, 3-Month Term SOFR + 1.50%, 6.83% (A) , 04/15/2034 (H)	1,490,000	1,490,380
Total Asset-Backed Securities (Cost $9,775,056)		9,846,553

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.0%
U.S. Fixed Income Funds - 1.0%
Invesco Senior Loan ETF	63,440	1,335,412
SPDR Blackstone Senior Loan ETF	31,965	1,341,891
Total Exchange-Traded Funds (Cost $2,663,176)		2,677,303
COMMON STOCKS - 0.2%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (F)(I)(J)(K)	889,572	1
LG Parent Holding Co. (F)(J)	30,405	144,424
		144,425
Metals & Mining - 0.0% (L)
Phoenix Services International LLC (F)(I)(J)(M)	14,948	71,003
Software - 0.1%
Avaya Holdings Corp. (F)(I)(J)(M)	41,536	228,448
Total Common Stocks (Cost $957,844)		443,876
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., (F)(I)(J)(K)0.00%	189,501	0
Total Preferred Stock (Cost $189,500)		0

	Principal	Value
COMMERCIAL PAPER - 1.8%
Banks - 0.9%
Bank of Montreal
5.42% (N), 05/01/2024 (H)	$ 1,000,000	999,853
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Mackinac Funding Co. LLC
5.41% (N), 05/07/2024 (H)	$ 1,500,000	$ 1,498,445
		2,498,298
Financial Services - 0.5%
Barton Capital SA
5.40% (N), 05/01/2024 (H)	1,500,000	1,499,778
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies Capital SA
5.40% (N), 05/07/2024 (H)	1,000,000	998,962
Total Commercial Paper (Cost $4,997,781)		4,997,038
Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp.,
2.50% (N), dated 04/30/2024, to be
repurchased at $7,191,490 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$7,334,906.
$ 7,190,991	$ 7,190,991
Total Repurchase Agreement (Cost $7,190,991)	7,190,991
Total Investments (Cost $273,439,410)	269,756,468
Net Other Assets (Liabilities) - 0.7%	1,861,041
Net Assets - 100.0%	$ 271,617,509
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Loan Assignments	$—	$230,441,560	$—	$230,441,560
Corporate Debt Securities	—	14,159,147	—	14,159,147
Asset-Backed Securities	—	9,846,553	—	9,846,553
Exchange-Traded Funds	2,677,303	—	—	2,677,303
Common Stocks	—	144,424	299,452	443,876
Preferred Stock	—	—	0	0
Commercial Paper	—	4,997,038	—	4,997,038
Repurchase Agreement	—	7,190,991	—	7,190,991
Total Investments	$2,677,303	$266,779,713	$299,452	$269,756,468

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(M)	$—	$—	$299,451	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)	All or a portion of the security represents an unsettled loan commitment at April 30, 2024 where the rate will be determined at time of settlement.
(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2024, the value of this security is
$8,878, representing 0.0% of the Fund's net assets.

(F)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Del Monte Foods, Inc. Term Loan, 1-Month Term SOFR + 4.25%, 9.74%, 05/16/2029	02/15/2022 - 01/02/2023	$580,138	$496,312	0.2%
Loan Assignments	Medline Borrower, LP Term Loan B, 1-Month Term SOFR + 2.75%, 8.07%, 10/23/2028	03/27/2024	1,765,537	1,772,004	0.7
			$2,345,675	$2,268,316	0.9%

(H)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $27,142,111, representing 10.0% of the
Fund’s net assets.

(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $443,876, representing 0.2% of the Fund’s net assets.
(K)	Security deemed worthless.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(N)	Rate disclosed reflects the yield at April 30, 2024.
(O)
The Fund recognized transfers in and out of Level 3 as of April 30, 2024. Please reference the Investment Valuation section of the Notes to Financial
Statements for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $266,248,419)	$262,565,477
Repurchase agreement, at value (cost $7,190,991)	7,190,991
Cash	1,073,480
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	4,854,899
Shares of beneficial interest sold	6,694,973
Interest	1,073,347
Unrealized appreciation on unfunded commitments	740
Prepaid expenses	1,043
Total assets	283,454,950
Liabilities:
Payables and other liabilities:
Investments purchased	780,945
When-issued, delayed-delivery, forward and TBA commitments purchased	10,475,702
Dividends and/or distributions	3,072
Shares of beneficial interest redeemed	384,460
Investment management fees	108,437
Distribution and service fees	18,244
Transfer agent fees	11,629
Trustee and CCO fees	1,450
Audit and tax fees	22,523
Custody fees	21,863
Legal fees	53
Printing and shareholder reports fees	1,736
Registration fees	2,388
Other accrued expenses	4,939
Total liabilities	11,837,441
Net assets	$271,617,509
Net assets consist of:
Paid-in capital	$325,949,677
Total distributable earnings (accumulated losses)	(54,332,168)
Net assets	$271,617,509
Net assets by class:
Class A	$13,879,426
Class C	16,941,083
Class I	88,820,165
Class I2	151,976,835
Shares outstanding (unlimited shares, no par value):
Class A	1,533,797
Class C	1,870,770
Class I	9,865,227
Class I2	16,799,831
Net asset value per share: (A)
Class A	$9.05
Class C	9.06
Class I	9.00
Class I2	9.05
Maximum offering price per share: (B)
Class A	$9.50

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$111,030
Interest income	10,584,955
Net income from securities lending	3,340
Total investment income	10,699,325
Expenses:
Investment management fees	580,489
Distribution and service fees:
Class A	16,265
Class C	79,093
Transfer agent fees:
Class A	8,628
Class C	6,896
Class I	43,696
Class I2	4,739
Trustee and CCO fees	5,454
Audit and tax fees	22,717
Custody fees	55,077
Legal fees	6,553
Printing and shareholder reports fees	6,854
Registration fees	30,064
Other	9,944
Total expenses before waiver and/or reimbursement and recapture	876,469
Expenses waived and/or reimbursed:
Class A	(937)
Class C	(120)
Class I	(40,656)
Class I2	(342)
Recapture of previously waived and/or reimbursed fees:
Class A	34
Class C	120
Class I	952
Class I2	342
Net expenses	835,862
Net investment income (loss)	9,863,463
Net realized gain (loss) on:
Investments	(1,190,952)
Net change in unrealized appreciation (depreciation) on:
Investments	3,571,481
Unfunded commitments	740
Net change in unrealized appreciation (depreciation)	3,572,221
Net realized and change in unrealized gain (loss)	2,381,269
Net increase (decrease) in net assets resulting from operations	$12,244,732
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$9,863,463	$15,354,247
Net realized gain (loss)	(1,190,952)	(9,171,668)
Net change in unrealized appreciation (depreciation)	3,572,221	10,087,596
Net increase (decrease) in net assets resulting from operations	12,244,732	16,270,175
Dividends and/or distributions to shareholders:
Class A	(527,672)	(1,070,973)
Class C	(583,960)	(1,078,881)
Class I	(3,533,984)	(8,718,130)
Class I2	(5,343,775)	(4,324,930)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(9,989,391)	(15,192,914)
Capital share transactions:
Proceeds from shares sold:
Class A	1,522,890	3,221,337
Class C	3,426,787	2,966,945
Class I	26,356,201	70,517,365
Class I2	89,800,000	—
	121,105,878	76,705,647
Dividends and/or distributions reinvested:
Class A	522,310	1,060,938
Class C	580,533	1,070,338
Class I	3,523,859	8,698,833
Class I2	5,343,775	4,324,930
	9,970,477	15,155,039
Cost of shares redeemed:
Class A	(1,600,594)	(7,376,624)
Class C	(2,371,754)	(3,975,004)
Class I	(29,187,798)	(99,957,038)
	(33,160,146)	(111,308,666)
Automatic conversions:
Class A	521,307	254,155
Class C	(521,307)	(254,155)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	97,916,209	(19,447,980)
Net increase (decrease) in net assets	100,171,550	(18,370,719)
Net assets:
Beginning of period/year	171,445,959	189,816,678
End of period/year	$271,617,509	$171,445,959
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	168,363	357,544
Class C	378,604	328,739
Class I	2,929,657	7,889,044
Class I2	9,978,038	—
	13,454,662	8,575,327
Shares reinvested:
Class A	57,771	118,011
Class C	64,154	118,964
Class I	391,760	971,998
Class I2	590,900	481,201
	1,104,585	1,690,174
Shares redeemed:
Class A	(177,219)	(819,749)
Class C	(262,098)	(442,780)
Class I	(3,246,860)	(11,172,512)
	(3,686,177)	(12,435,041)
Automatic conversions:
Class A	57,655	28,219
Class C	(57,607)	(28,200)
	48	19
Net increase (decrease) in shares outstanding:
Class A	106,570	(315,975)
Class C	123,053	(23,277)
Class I	74,557	(2,311,470)
Class I2	10,568,938	481,201
	10,873,118	(2,169,521)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.95	$8.91	$9.50	$9.27	$9.61	$9.87
Investment operations:
Net investment income (loss) (A)	0.36	0.70	0.34	0.27	0.40	0.48
Net realized and unrealized gain (loss)	0.10	0.04	(0.58)	0.27	(0.37)	(0.26)
Total investment operations	0.46	0.74	(0.24)	0.54	0.03	0.22
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.70)	(0.35)	(0.31)	(0.37)	(0.48)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	(0.36)	(0.70)	(0.35)	(0.31)	(0.37)	(0.48)
Net asset value, end of period/year	$9.05	$8.95	$8.91	$9.50	$9.27	$9.61
Total return (C)	5.26%(D)	8.51%	(2.61)%	5.85%	0.47%	2.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,880	$12,779	$15,531	$13,805	$13,779	$24,106
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.98%(F)	1.05%	1.09%	1.15%	1.21%	1.07%
Including waiver and/or reimbursement and recapture	0.97%(F)	1.00%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss) to average net assets	7.99%(F)	7.78%	3.71%	2.90%	4.31%	4.94%
Portfolio turnover rate	16%(D)	37%	75%	41%	37%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.96	$8.92	$9.51	$9.28	$9.62	$9.87
Investment operations:
Net investment income (loss) (A)	0.33	0.64	0.27	0.20	0.33	0.41
Net realized and unrealized gain (loss)	0.10	0.03	(0.58)	0.27	(0.36)	(0.25)
Total investment operations	0.43	0.67	(0.31)	0.47	(0.03)	0.16
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.63)	(0.28)	(0.24)	(0.31)	(0.41)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	(0.33)	(0.63)	(0.28)	(0.24)	(0.31)	(0.41)
Net asset value, end of period/year	$9.06	$8.96	$8.92	$9.51	$9.28	$9.62
Total return (D)	4.89%(E)	7.71%	(3.33)%(C)	5.06%	(0.28)%	1.68%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,941	$15,661	$15,790	$14,222	$12,659	$18,255
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.69%(G)	1.77%	1.83%	1.88%	1.94%	1.81%
Including waiver and/or reimbursement and recapture	1.69%(G)	1.73%	1.80%	1.80%	1.80%	1.80%
Net investment income (loss) to average net assets	7.26%(G)	7.08%	2.96%	2.15%	3.58%	4.22%
Portfolio turnover rate	16%(E)	37%	75%	41%	37%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.91	$8.87	$9.45	$9.23	$9.58	$9.84
Investment operations:
Net investment income (loss) (A)	0.37	0.72	0.36	0.29	0.42	0.51
Net realized and unrealized gain (loss)	0.10	0.04	(0.57)	0.26	(0.37)	(0.26)
Total investment operations	0.47	0.76	(0.21)	0.55	0.05	0.25
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.72)	(0.37)	(0.33)	(0.40)	(0.51)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	(0.38)	(0.72)	(0.37)	(0.33)	(0.40)	(0.51)
Net asset value, end of period/year	$9.00	$8.91	$8.87	$9.45	$9.23	$9.58
Total return	5.34%(D)	8.85%	(2.29)%(C)	6.02%	0.60%	2.69%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,820	$87,230	$107,287	$112,017	$57,185	$99,384
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.71%(F)	0.78%	0.84%	0.89%	0.95%	0.82%
Including waiver and/or reimbursement and recapture	0.61%(F)(G)	0.67%(G)	0.80%	0.80%	0.80%	0.80%
Net investment income (loss) to average net assets	8.33%(F)	8.07%	3.87%	3.08%	4.58%	5.20%
Portfolio turnover rate	16%(D)	37%	75%	41%	37%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.95	$8.91	$9.50	$9.27	$9.62	$9.87
Investment operations:
Net investment income (loss) (A)	0.37	0.73	0.34	0.28	0.44	0.52
Net realized and unrealized gain (loss)	0.11	0.03	(0.56)	0.28	(0.40)	(0.25)
Total investment operations	0.48	0.76	(0.22)	0.56	0.04	0.27
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.72)	(0.37)	(0.33)	(0.39)	(0.52)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	(0.38)	(0.72)	(0.37)	(0.33)	(0.39)	(0.52)
Net asset value, end of period/year	$9.05	$8.95	$8.91	$9.50	$9.27	$9.62
Total return	5.45%(C)	8.86%	(2.32)%	6.13%	0.55%	2.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$151,977	$55,776	$51,209	$146,186	$10	$81,278
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.61%(E)	0.68%	0.74%	0.80%	0.85%	0.72%
Including waiver and/or reimbursement and recapture	0.61%(E)	0.67%	0.74%(F)	0.80%(F)	0.80%	0.72%
Net investment income (loss) to average net assets	8.37%(E)	8.17%	3.72%	2.94%	4.36%	5.30%
Portfolio turnover rate	16%(C)	37%	75%	41%	37%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Floating Rate (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Groundworks LLC, Delayed Draw Term Loan	$67,548	$448
Ryan LLC, Delayed Draw Term Loan	66,958	292
Total	$134,506	$740
Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Floating rate loans risk: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the Fund not receiving proceeds from the sale of a loan for an extended period. As a result, the Fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the Fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
LIBOR transition risk: The Fund’s investments, payment obligations, and financing terms may be based on floating rates. Until recently, a commonly used reference rate for floating rate securities was the London Interbank Offered Rate, or “LIBOR.” In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of the remaining U.S. dollar LIBOR settings on a representative basis as of June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, although other benchmark replacements may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that have relied on LIBOR and may adversely affect the Fund’s performance.
Liquidity risk: The Fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Fund to sell. This may prevent the Fund from limiting losses.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$155,663,994	57.31%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.490%
Over $100 million up to $200 million	0.485
Over $200 million up to $1 billion	0.480
Over $1 billion up to $1.5 billion	0.470
Over $1.5 billion up to $2 billion	0.460
Over $2 billion	0.450
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.97%	March 1, 2025
Class C	1.72	March 1, 2025
Class I	0.72	March 1, 2025
Class I2	0.65	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$4,077	$8,058	$8,273	$937	$21,345
Class C	3,691	7,734	6,808	120	18,353
Class I	36,819	57,134	55,254	952	150,159
Class I2	—	—	3,628	342	3,970

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$16,428	$—
Class C	—	294
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$62,849	$11,148
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$127,250,196	$—	$37,881,002	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$273,439,410	$2,069,446	$(5,752,388)	$(3,682,942)
10. NEW ACCOUNTING PRONOUNCEMENTS
In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Floating Rate

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA FR 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Government Money Market
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Government Money Market

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,023.90	$3.22	$1,021.70	$3.22	0.64%
Class C	1,000.00	1,020.00	7.18	1,017.80	7.17	1.43
Class I	1,000.00	1,025.20	1.91	1,023.00	1.91	0.38
Class I2	1,000.00	1,025.50	1.61	1,023.30	1.61	0.32
Class I3	1,000.00	1,025.50	1.61	1,023.30	1.61	0.32
Class R2	1,000.00	1,023.20	3.92	1,021.00	3.92	0.78
Class R4	1,000.00	1,024.60	2.52	1,022.40	2.51	0.50

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	40.8%
Short-Term U.S. Government Obligations	36.5
Short-Term U.S. Government Agency Obligations	12.2
U.S. Government Agency Obligations	6.4
U.S. Government Obligations	5.7
Net Other Assets (Liabilities)	(1.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.24
Duration †	0.11
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.4%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.05%, 5.37% (A) , 06/20/2025	$ 166,000	$ 166,000
3-Month SOFR + 0.09%, 5.41% (A) , 08/26/2024 - 09/23/2024	6,170,000	6,170,000
3-Month SOFR + 0.10%, 5.42% (A) , 08/01/2024	1,175,000	1,175,000
3-Month SOFR + 0.14%, 5.46% (A) , 11/07/2024 - 05/27/2025	6,095,000	6,095,000
3-Month SOFR + 0.17%, 5.49% (A) , 01/23/2025	2,330,000	2,330,000
Federal Home Loan Banks
3-Month SOFR + 0.08%, 5.40% (A) , 06/06/2024	1,200,000	1,200,076
3-Month SOFR + 0.11%, 5.43% (A) , 10/28/2024	2,100,000	2,100,017
3-Month SOFR + 0.16%, 5.48% (A) , 07/21/2025	3,790,000	3,790,000
3-Month SOFR + 0.20%, 5.52% (A) , 11/13/2025	2,885,000	2,885,000
Federal National Mortgage Association
2.63%, 09/06/2024	1,910,000	1,891,391
Total U.S. Government Agency Obligations (Cost $27,802,484)		27,802,484
U.S. GOVERNMENT OBLIGATIONS - 5.7%
U.S. Treasury - 5.7%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.13%, 5.45% (A), 07/31/2025	9,495,000	9,493,885
3-Month Treasury Money Market Yield + 0.14%, 5.47% (A), 10/31/2024	4,065,000	4,066,226
3-Month Treasury Money Market Yield + 0.17%, 5.50% (A), 10/31/2025	1,686,000	1,685,225
3-Month Treasury Money Market Yield + 0.20%, 5.53% (A), 01/31/2025	4,500,000	4,500,000
3-Month Treasury Money Market Yield + 0.25%, 5.57% (A), 01/31/2026	4,940,000	4,940,000
U.S. Treasury Notes
1.13%, 02/28/2025	94,000	91,092
2.75%, 02/28/2025	100,000	98,176
Total U.S. Government Obligations (Cost $24,874,604)		24,874,604
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
Federal Farm Credit Banks Funding Corp.
5.00% (B), 04/04/2025	527,000	526,644
5.13% (B), 12/04/2024	719,000	718,828

Federal Farm Credit Discount Notes 5.51% (B) , 09/19/2024	1,130,000	1,107,074
Federal Home Loan Bank Discount Notes
4.87% (B), 12/30/2024	1,377,000	1,334,337
4.92% (B), 01/27/2025	3,172,000	3,061,444
4.99% (B), 11/01/2024 - 11/12/2024	997,000	972,192
5.00% (B), 11/26/2024	3,000,000	2,917,706
5.07% (B), 02/10/2025 - 02/11/2025	3,237,000	3,114,749
5.08% (B), 01/24/2025	495,000	477,367
5.09% (B), 09/03/2024	524,000	515,185
5.22% (B), 11/04/2024	548,000	534,023
	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

5.34% (B), 11/01/2024	$ 4,560,000	$ 4,443,001
5.54% (B), 06/10/2024 - 06/17/2024	9,325,000	9,270,097

Federal Home Loan Banks
5.32% (A), 05/09/2024 - 09/23/2024	13,135,000	13,134,994
3-Month SOFR + 0.07%, 5.33% (A), 06/18/2024 - 11/21/2024	6,500,000	6,500,000
5.33% (A), 11/18/2024	1,000,000	1,000,000
3-Month SOFR + 0.07%, 5.39% (A), 05/24/2024 - 07/12/2024	1,290,000	1,290,021
5.50% (B), 04/15/2025	2,330,000	2,330,000
Total Short-Term U.S. Government Agency Obligations (Cost $53,247,662)		53,247,662
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 36.5%
U.S. Treasury Bills
4.84% (B), 12/26/2024	492,000	477,092
4.86% (B), 01/23/2025	2,242,900	2,166,861
4.87% (B), 12/26/2024	1,015,000	984,062
4.90% (B), 12/26/2024	246,000	238,471
4.91% (B), 12/26/2024	441,000	427,474
5.13% (B), 03/20/2025	698,000	667,877
5.17% (B), 07/18/2024 - 08/01/2024	10,066,000	9,956,723
5.18% (B), 08/01/2024	4,937,900	4,874,994
5.20% (B), 07/25/2024	750,000	741,146
5.21% (B), 07/18/2024	946,000	935,731
5.22% (B), 07/25/2024	7,530,000	7,440,749
5.23% (B), 07/11/2024	5,885,000	5,826,619
5.25% (B), 07/05/2024	6,702,000	6,640,954
5.26% (B), 07/05/2024	1,527,000	1,513,063
5.31% (B), 09/05/2024 - 10/10/2024	7,435,000	7,294,691
5.33% (B), 06/13/2024 - 10/10/2024	2,502,300	2,470,254
5.34% (B), 05/28/2024 - 09/19/2024	8,947,900	8,863,739
5.35% (B), 05/21/2024	835,000	832,595
5.36% (B), 05/07/2024 - 08/06/2024	11,590,000	11,478,860
5.37% (B), 05/09/2024 - 10/24/2024	23,347,400	23,146,793
5.38% (B), 05/28/2024 - 10/31/2024	12,750,000	12,533,019
5.39% (B), 05/30/2024 - 06/18/2024	15,542,000	15,463,561
5.40% (B), 05/07/2024 - 08/13/2024	4,400,000	4,366,247
5.41% (B), 08/27/2024	4,785,000	4,702,815
5.43% (B), 05/23/2024	13,080,000	13,038,195
5.44% (B), 10/31/2024	805,000	784,161
5.49% (B), 05/16/2024	10,244,000	10,221,506
5.50% (B), 09/05/2024	1,665,000	1,634,750
Total Short-Term U.S. Government Obligations (Cost $159,723,002)		159,723,002
REPURCHASE AGREEMENTS - 40.8%
Barclays Capital, Inc., 5.31% (B), dated 04/30/2024, to be repurchased at $15,002,213 on 05/01/2024. Collateralized by a U.S. Government Obligation, 1.63%, due 05/15/2026, and with a value of $15,300,056.	15,000,000	15,000,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA,
5.32% (B), dated 04/30/2024, to be
repurchased at $15,002,217 on
05/01/2024. Collateralized by
U.S. Government Obligations, 0.00% -
3.50%, due 11/30/2026 - 02/15/2033,
and with a total value of $15,300,015.
	$ 15,000,000	$ 15,000,000
BNP Paribas SA, 5.33% (B), dated 04/30/2024, to be repurchased at $15,002,221 on 05/01/2024. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.63% - 6.25%, due 01/15/2026 - 07/15/2065, and with a total value of $15,300,109.	15,000,000	15,000,000
Citigroup Global Markets, Inc., 5.31% (B), dated 04/30/2024, to be repurchased at $20,002,950 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.25%, due 05/15/2024, and with a value of $20,400,040.	20,000,000	20,000,000
Fixed Income Clearing Corp., 2.50% (B), dated 04/30/2024, to be repurchased at $1,230,507 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $1,255,248.	1,230,422	1,230,422
Goldman Sachs & Co., 5.32% (B), dated 04/30/2024, to be repurchased at $24,003,547 on 05/01/2024. Collateralized by U.S. Government Obligations, 0.00% , due 08/15/2025 - 08/15/2041, and with a total value of $24,480,001.	24,000,000	24,000,000
Goldman Sachs & Co., 5.33% (B), dated 04/30/2024, to be repurchased at $13,001,925 on 05/01/2024. Collateralized by U.S. Government Agency Obligations, 3.50% - 6.00%, due 10/20/2039 - 04/20/2054, and with a total value of $13,260,000.	13,000,000	13,000,000
JPMorgan Chase & Co., 5.31% (B), dated 04/30/2024, to be repurchased at $15,002,213 on 05/01/2024. Collateralized by a U.S. Government Obligation, 7.63%, due 02/15/2025, and with a value of $15,300,061.	15,000,000	15,000,000
	Principal	Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase & Co.,
5.33% (B), dated 04/30/2024, to be
repurchased at $10,001,481 on
05/01/2024. Collateralized by
U.S. Government Agency Obligations,
2.50% - 6.00%, due 07/20/2043 -
11/20/2055, and with a total value of
$10,200,000.
	$ 10,000,000	$ 10,000,000
Merrill Lynch & Co., Inc., 5.31% (B), dated 04/30/2024, to be repurchased at $15,002,213 on 05/01/2024. Collateralized by U.S. Government Obligations, 0.00%, due 07/31/2024 - 07/31/2026, and with a total value of $15,300,000.	15,000,000	15,000,000
Merrill Lynch & Co., Inc., 5.33% (B), dated 04/30/2024, to be repurchased at $15,002,221 on 05/01/2024. Collateralized by U.S. Government Agency Obligations, 1.50% - 7.00%, due 02/20/2028 - 07/20/2063, and with a total value of $15,300,000.	15,000,000	15,000,000
Toronto-Dominion Bank, 5.31% (B), dated 04/30/2024, to be repurchased at $10,001,475 on 05/01/2024. Collateralized by U.S. Government Obligations, 0.50% - 2.63%, due 04/15/2025 - 12/31/2028, and with a total value of $10,200,021.	10,000,000	10,000,000
Toronto-Dominion Bank, 5.33% (B), dated 04/30/2024, to be repurchased at $10,001,481 on 05/01/2024. Collateralized by U.S. Government Agency Obligations, 5.50%, due 06/01/2053 - 08/01/2053, and with a total value of $10,300,001.	10,000,000	10,000,000
Total Repurchase Agreements (Cost $178,230,422)		178,230,422
Total Investments (Cost $443,878,174)		443,878,174
Net Other Assets (Liabilities) - (1.6)%		(6,997,518)
Net Assets - 100.0%		$ 436,880,656
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$27,802,484	$—	$27,802,484
U.S. Government Obligations	—	24,874,604	—	24,874,604
Short-Term U.S. Government Agency Obligations	—	53,247,662	—	53,247,662
Short-Term U.S. Government Obligations	—	159,723,002	—	159,723,002
Repurchase Agreements	—	178,230,422	—	178,230,422
Total Investments	$—	$443,878,174	$—	$443,878,174
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $265,647,752)	$265,647,752
Repurchase agreement, at value (cost $178,230,422)	178,230,422
Receivables and other assets:
Shares of beneficial interest sold	191,334
Interest	341,962
Prepaid expenses	1,658
Total assets	444,413,128
Liabilities:
Payables and other liabilities:
Investments purchased	6,622,439
Dividends and/or distributions	615
Shares of beneficial interest redeemed	495,488
Money market waiver due to investment manager	35
Investment management fees	96,129
Distribution and service fees	239,433
Transfer agent fees	24,904
Trustee and CCO fees	1,829
Audit and tax fees	11,449
Custody fees	34,901
Legal fees	2,214
Printing and shareholder reports fees	480
Other accrued expenses	2,556
Total liabilities	7,532,472
Net assets	$436,880,656
Net assets consist of:
Paid-in capital	$436,881,581
Total distributable earnings (accumulated losses)	(925)
Net assets	$436,880,656
Net assets by class:
Class A	$185,971,324
Class C	6,400,005
Class I	19,013,725
Class I2	2,784,899
Class I3	65,237,001
Class R2	105,553,405
Class R4	51,920,297
Shares outstanding (unlimited shares, no par value):
Class A	185,979,567
Class C	6,396,728
Class I	19,016,083
Class I2	2,784,478
Class I3	65,250,457
Class R2	105,548,338
Class R4	51,922,408
Net asset value per share: (A)
Class A	$1.00
Class C	1.00
Class I	1.00
Class I2	1.00
Class I3	1.00
Class R2	1.00
Class R4	1.00
Maximum offering price per share: (B)
Class A	$1.00
Class R2	1.00

(A)
Net asset value per share for Class C, I, I2, I3, R2 and R4 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and R2 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$11,982,612
Total investment income	11,982,612
Expenses:
Investment management fees	532,865
Distribution and service fees:
Class A	253,712
Class C	32,148
Class R2	132,998
Class R4	56,594
Transfer agent fees:
Class A	82,409
Class C	3,572
Class I	13,871
Class I2	105
Class I3	2,011
Class R2	36,244
Class R4	1,698
Trustee and CCO fees	9,110
Audit and tax fees	11,873
Custody fees	55,587
Legal fees	14,951
Printing and shareholder reports fees	7,793
Registration fees	43,130
Other	20,649
Total expenses before waiver and/or reimbursement and recapture	1,311,320
Expenses waived and/or reimbursed:
Class I	(4,954)
Class R4	(16,361)
Recapture of previously waived and/or reimbursed fees:
Class I	44
Class R2	77,103
Net expenses	1,367,152
Net investment income (loss)	10,615,460
Net increase (decrease) in net assets resulting from operations	$10,615,460
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$10,615,460	$20,096,468
Net realized gain (loss)	—	(656)
Net increase (decrease) in net assets resulting from operations	10,615,460	20,095,812
Dividends and/or distributions to shareholders:
Class A	(4,818,983)	(9,372,493)
Class C	(127,988)	(292,147)
Class I	(664,081)	(1,242,055)
Class I2	(71,400)	(134,049)
Class I3	(1,362,461)	(2,491,498)
Class R2	(2,458,939)	(4,634,987)
Class R4	(1,111,607)	(1,928,829)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,615,459)	(20,096,058)
Capital share transactions:
Proceeds from shares sold:
Class A	14,870,936	65,493,245
Class C	1,475,709	3,872,746
Class I	15,176,068	13,034,430
Class I2	305,804	1,540,948
Class I3	139,361,713	408,806,375
Class R2	12,469,550	11,760,736
Class R4	23,919,943	54,616,126
	207,579,723	559,124,606
Dividends and/or distributions reinvested:
Class A	4,802,141	9,345,383
Class C	125,940	285,510
Class I	664,282	1,238,204
Class I2	71,309	133,965
Class I3	1,362,427	2,491,498
Class R2	2,458,939	4,634,987
Class R4	1,111,607	1,928,829
	10,596,645	20,058,376
Cost of shares redeemed:
Class A	(57,477,073)	(93,893,319)
Class C	(1,618,890)	(4,837,162)
Class I	(27,199,572)	(11,219,438)
Class I2	(457,569)	(2,221,487)
Class I3	(145,114,910)	(429,426,187)
Class R2	(19,217,189)	(34,429,502)
Class R4	(18,715,389)	(81,445,768)
	(269,800,592)	(657,472,863)
Automatic conversions:
Class A	428,753	1,286,919
Class C	(428,753)	(1,286,919)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(51,624,224)	(78,289,881)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,388 (A)	—
Class C	114 (A)	—
	1,502	—
Net increase (decrease) in net assets	(51,622,721)	(78,290,127)
Net assets:
Beginning of period/year	488,503,377	566,793,504
End of period/year	$436,880,656	$488,503,377
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	14,870,936	65,493,245
Class C	1,475,709	3,872,746
Class I	15,176,068	13,034,430
Class I2	305,804	1,540,948
Class I3	139,361,713	408,806,375
Class R2	12,469,550	11,760,736
Class R4	23,919,943	54,616,126
	207,579,723	559,124,606
Shares reinvested:
Class A	4,802,141	9,345,383
Class C	125,940	285,510
Class I	664,282	1,238,204
Class I2	71,309	133,965
Class I3	1,362,427	2,491,498
Class R2	2,458,939	4,634,987
Class R4	1,111,607	1,928,829
	10,596,645	20,058,376
Shares redeemed:
Class A	(57,477,073)	(93,893,319)
Class C	(1,618,890)	(4,837,162)
Class I	(27,199,572)	(11,219,438)
Class I2	(457,569)	(2,221,487)
Class I3	(145,114,910)	(429,426,187)
Class R2	(19,217,189)	(34,429,502)
Class R4	(18,715,389)	(81,445,768)
	(269,800,592)	(657,472,863)
Automatic conversions:
Class A	428,753	1,286,919
Class C	(428,753)	(1,286,919)
	—	—
Net increase (decrease) in shares outstanding:
Class A	(37,375,243)	(17,767,772)
Class C	(445,994)	(1,965,825)
Class I	(11,359,222)	3,053,196
Class I2	(80,456)	(546,574)
Class I3	(4,390,770)	(18,128,314)
Class R2	(4,288,700)	(18,033,779)
Class R4	6,316,161	(24,900,813)
	(51,624,224)	(78,289,881)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00 (A)	$1.00
Investment operations:
Net investment income (loss)(B)	0.02	0.04	0.01	0.00 (C)	0.01	0.02
Net realized and unrealized gain (loss)	—	(0.00)(C)	(0.00)(C)	0.00 (C)	—	—
Total investment operations	0.02	0.04	0.01	0.00 (C)	0.01	0.02
Contributions from affiliate	0.00 (C)(D)	—	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)(C)	(0.01)(A)	(0.02)
Return of capital	—	—	—	(0.00)(C)	—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)(C)	(0.01)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (F)	2.39%(D)(G)	4.30%	0.75%	0.28%(E)	0.53%(A)	1.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$185,971	$223,345	$241,113	$258,675	$274,311	$187,635
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.64%(H)	0.64%	0.62%	0.62%	0.67%	0.65%
Including waiver and/or reimbursement and recapture	0.64%(H)	0.53%	0.26%	0.01%(I)	0.40%(I)	0.73%(J)
Net investment income (loss) to average net assets	4.75%(H)	4.20%	0.73%	0.10%	0.48%	1.62%

(A)
Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain
Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding
Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.00 lower and 0.09% lower, respectively, had the
Fund not paid out the distribution(s).

(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.18% lower had the affiliate not made additional contributions.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(J)
Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions
section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00 (A)	$1.00
Investment operations:
Net investment income (loss)(B)	0.02	0.04	0.01	0.00 (C)	0.02	0.01
Net realized and unrealized gain (loss)	—	0.00 (C)	(0.00)(C)	0.00 (C)	—	—
Total investment operations	0.02	0.04	0.01	0.00 (C)	0.02	0.01
Contributions from affiliate	0.00 (C)(D)	—	—	0.00 (C)(E)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)(C)	(0.02)(A)	(0.01)
Return of capital	—	—	—	(0.00)(C)	—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)(C)	(0.02)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (F)	2.00%(D)(G)	3.83%	0.74%	0.16%(E)	1.73%(A)	0.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,400	$6,846	$8,812	$9,593	$15,475	$9,218
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.43%(H)	1.42%	1.40%	1.40%	1.44%	1.41%
Including waiver and/or reimbursement and recapture	1.43%(H)	0.99%	0.27%	0.10%(I)	0.53%(I)	1.77%(J)
Net investment income (loss) to average net assets	3.98%(H)	3.75%	0.73%	0.01%	1.41%	0.57%

(A)
Distributions to shareholders from Net investment income and Total return information reflect the impact of one or more distributions paid to shareholders related to certain
Rule 12b-1 fees that had been paid from the Fund to TCI but had not been subsequently paid from TCI to various service providers. These fees were returned to the Fund and distributed from Net investment income. Please reference the Distribution and service fees section of the Notes to Financial Statements for more information regarding
Rule 12b-1 fee payments. The Distributions to shareholders from Net investment income and Total return would have been 0.01 lower and 1.31% lower, respectively, had the
Fund not paid out the distribution(s).

(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.14% lower had the affiliate not made additional contributions.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(J)
Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions
section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.01	0.00 (B)	0.01	0.02
Net realized and unrealized gain (loss)	—	(0.00)(B)	(0.00)(B)	0.00 (B)	—	—
Total investment operations	0.02	0.04	0.01	0.00 (B)	0.01	0.02
Contributions from affiliate	—	—	0.00 (B)(C)	0.00 (B)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.52%(E)	4.47%	0.83%(C)	0.21%(D)	0.52%	1.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,014	$30,373	$27,320	$24,620	$23,804	$18,213
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42%(F)	0.39%	0.42%	0.46%	0.52%	0.50%
Including waiver and/or reimbursement and recapture	0.38%(F)	0.38%	0.28%	0.00%(G)(H)	0.31%(H)	0.48%(I)
Net investment income (loss) to average net assets	5.00%(F)	4.40%	0.76%	0.11%	0.48%	1.87%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.10% lower had the affiliate not made additional contributions.

(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.
(H)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(I)
Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions
section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.01	0.00 (B)	0.01	0.01
Net realized and unrealized gain (loss)	—	(0.00)(B)	(0.00)(B)	0.00 (B)	—	—
Total investment operations	0.03	0.04	0.01	0.00 (B)	0.01	0.01
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.01)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.03)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.55%(D)	4.52%	0.79%	0.30%(C)	0.65%	1.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,785	$2,865	$3,412	$3,837	$5,378	$5,400
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32%(E)	0.32%	0.31%	0.30%	0.33%	0.30%
Including waiver and/or reimbursement and recapture	0.32%(E)	0.32%	0.21%	0.06%(F)	0.18%(F)	0.88%(G)
Net investment income (loss) to average net assets	5.08%(E)	4.42%	0.75%	0.05%	0.61%	1.47%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.25% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(G)
Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions
section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.01	0.00 (B)	0.01	0.02
Net realized and unrealized gain (loss)	—	(0.00)(B)	(0.00)(B)	0.00 (B)	—	—
Total investment operations	0.03	0.04	0.01	0.00 (B)	0.01	0.02
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.03)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.03)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.55%(D)	4.52%	0.79%	0.30%(C)	0.65%	2.07%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$65,237	$69,628	$87,756	$83,914	$85,900	$134,883
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.32%(E)	0.32%	0.31%	0.30%	0.33%	0.30%
Including waiver and/or reimbursement and recapture	0.32%(E)	0.32%	0.23%	0.06%(F)	0.19%(F)	0.30%(G)(H)
Net investment income (loss) to average net assets	5.08%(E)	4.42%	0.72%	0.04%	0.68%	2.02%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.26% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(G)
Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of March 1, 2019. See the Fees and Other Affiliated Transactions
section of the Notes to Financial Statements for more information.

(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.01	0.00 (B)	0.00 (B)	0.02
Net realized and unrealized gain (loss)	—	(0.00)(B)	(0.00)(B)	0.00 (B)	0.00 (B)	—
Total investment operations	0.02	0.04	0.01	0.00 (B)	0.00 (B)	0.02
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.00)(B)	(0.02)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.00)(B)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.32%(C)	4.13%	0.65%	0.03%	0.35%	1.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,553	$109,842	$127,876	$124,774	$1,017,445	$910,347
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%(D)	0.63%	0.62%	0.75%	0.86%	0.85%
Including waiver and/or reimbursement and recapture	0.78%(D)	0.69%	0.36%	0.10%(E)	0.49%(E)	0.80%
Net investment income (loss) to average net assets	4.62%(D)	4.03%	0.65%	0.02%	0.34%	1.54%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss) (A)	0.02	0.04	0.01	0.00 (B)	0.01	0.02
Net realized and unrealized gain (loss)	—	(0.00) (B)	(0.00)(B)	0.00 (B)	—	—
Total investment operations	0.02	0.04	0.01	0.00 (B)	0.01	0.02
Contributions from affiliate	—	—	—	0.00 (B)(C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Return of capital	—	—	—	(0.00)(B)	—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)(B)	(0.01)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.46%(D)	4.44%	0.81%	0.34%(C)	0.60%	1.86%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,920	$45,604	$70,505	$72,583	$91,021	$117,731
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.57%(E)	0.57%	0.56%	0.55%	0.58%	0.55%
Including waiver and/or reimbursement and recapture	0.50%(E)	0.40%	0.19%	0.01%(F)	0.24%(F)	0.50%
Net investment income (loss) to average net assets	4.91%(E)	4.33%	0.80%	0.10%	0.59%	1.85%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate. The amount of contributions on a per share basis was immaterial to the class. The Total Return would have been 0.24% lower had the affiliate not made additional contributions.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class's yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time.
Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class's effective daily yield being negative. Any such reimbursement may result in the class's expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Government Money Market (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers seven classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R2 and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
Effective as of March 31, 2021, the Fund closed to most new investors. The following investors may continue to purchase Fund shares after the close date: existing Fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the Fund is currently an underlying investment option, retirement plans in which the Fund is a plan option, any plan that is or becomes a part of a multiple plan exchange recordkeeping that includes the Fund as a plan option and current and former trustees of the Fund. The Fund will remain closed until further notice. The Fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Government money market fund risk: The Fund operates as a “government” money market fund under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Fund’s ability to preserve the value of your investment at $1.00 per share. Recent changes in the rules governing money market funds are likely to result in an increased demand for U.S. government securities, which could affect the availability of such instruments for investment and the Fund’s ability to pursue its investment strategies. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” on fund redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Repurchase agreements risk: In a repurchase agreement, the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$222,459,630	50.92%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion to $3 billion	0.22
Over $3 billion	0.21
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A, Class R2	0.73%	March 1, 2025
Class C	1.48	March 1, 2025
Class I, Class I2, Class I3	0.38	March 1, 2025
Class R4	0.50	March 1, 2025
Prior to March 1, 2024
Class R2	0.80
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Fund to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Fund’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Fund of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Fund or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Fund. There can be no assurance that the Fund will be able to prevent a negative yield.
Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Fund, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Fund’s Financial Highlights in this shareholder report. TAM has historically contributed additional amounts to the Fund in connection with the maintenance of the yield, and these amounts are reflected as Contributions from affiliate within the Financial Highlights in this shareholder report.
For the years ended October 31, 2021, October 31, 2022, October 31, 2023 and the period ended April 30, 2024, the amounts waived by TAM due to the maintenance of the yield are as follows:
	Amounts Waived
	2021	2022	2023	2024	Total
Class A	$861,188	$294,623	$—	$—	$1,155,811
Class C	44,085	12,485	—	—	56,570
Class I	89,234	27,018	—	—	116,252
Class I2	11,874	3,419	—	—	15,293
Class I3	174,055	58,843	—	—	232,898
Class R2	2,314,197	239,724	—	—	2,553,921
Class R4	185,733	41,957	—	—	227,690
As of April 30, 2024, the balances available for recapture by TAM due to the maintenance of the yield are as follows:
	Amounts Available
	2021	2022	2023	2024	Total
Class A	$742,230	$1,556,035	$—	$—	$2,298,265
Class C	44,082	58,793	—	—	102,875
Class I	64,155	179,740	—	—	243,895
Class I2	9,918	23,404	—	—	33,322
Class I3	144,872	485,645	—	—	630,517
Class R2	2,269,319	590,630	—	—	2,859,949
Class R4	113,678	554,358	—	—	668,036
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the amounts waived from financial intermediaries are as follows:
	Amounts Waived
	2021 (A)	2022 (A)	2023 (A)	2024 (A)	Total
Class A	$834,825	$632,929	$235,292	$—	$1,703,046
Class C	129,885	98,168	32,713	—	260,766
Class I	12,317	12,197	—	—	24,514
Class R2	1,384,217	317,789	123,417	—	1,825,423
Class R4	218,900	186,607	46,157	—	451,664

(A)	Not subject to recapture.
For the 36-month period ended April 30, 2024, the amounts waived by TAM due to the operating expense limitation are as follows:
	Amounts Waived
	2021	2022	2023	2024	Total
Class C	$73	$—	$—	$—	$73
Class I	9,789	8,605	6,825	4,954	30,173
Class R2	17,418	—	384	—	17,802
Class R4	21,288	45,788	31,624	16,361	115,061
As of April 30, 2024, the balances available for recapture by TAM due to the operating expense limitation are as follows:
	Amounts Available
	2021	2022	2023	2024	Total
Class I	$9,789	$8,605	$6,825	$4,954	$30,173
Class R2	13,357	—	384	—	13,741
Class R4	21,288	45,788	31,624	16,361	115,061
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R2	0.25
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class I3.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class C	$—	$281
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$101,369	$17,502
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$443,878,174	$—	$—	$—
Transamerica Funds
Semi-Annual Report 2024

Transamerica Government Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA GOVT MM 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica High Yield Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica High Yield Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,075.30	$5.21	$1,019.80	$5.07	1.01%
Class C	1,000.00	1,071.70	8.86	1,016.30	8.62	1.72
Class I	1,000.00	1,077.00	3.15	1,021.80	3.07	0.61
Class I2	1,000.00	1,078.30	3.10	1,021.90	3.02	0.60
Class I3	1,000.00	1,077.00	3.10	1,021.90	3.02	0.60
Class R	1,000.00	1,074.30	5.67	1,019.40	5.52	1.10
Class R4	1,000.00	1,075.60	4.39	1,020.60	4.27	0.85
Class R6	1,000.00	1,077.00	3.10	1,021.90	3.02	0.60

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	92.6%
Other Investment Company	4.0
Loan Assignments	3.6
Repurchase Agreement	3.2
Common Stocks	0.1
Net Other Assets (Liabilities)	(3.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.94
Duration †	2.96

Credit Quality ‡	Percentage of Net Assets
AAA	3.2%
BBB	9.2
BB	46.7
B	32.6
CCC and Below	7.3
Not Rated	4.5
Net Other Assets (Liabilities)	(3.5)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$ 3,158,000	$ 2,903,590
5.50%, 11/15/2027	3,158,000	3,068,950
6.88%, 12/15/2030 (A)	3,089,000	3,112,544
7.13%, 12/01/2031 (A)	836,000	849,892
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	4,189,000	4,351,182
		14,286,158
Automobile Components - 3.2%
Clarios Global LP
6.75%, 05/15/2025 (A)	1,881,000	1,883,058
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	2,587,000	2,583,961
6.75%, 05/15/2028 (A)	2,187,000	2,191,488
8.50%, 05/15/2027 (A)	5,527,000	5,519,379
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	3,572,000	3,551,871
Dana, Inc.
4.25%, 09/01/2030	224,000	194,155
5.38%, 11/15/2027 (B)	3,051,000	2,958,587
5.63%, 06/15/2028 (B)	1,580,000	1,523,620
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	3,153,000	3,063,533
5.00%, 07/15/2029 (B)	2,932,000	2,660,065
9.50%, 05/31/2025	5,459,000	5,476,267
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	1,967,000	1,935,890
6.75%, 04/23/2030 (A)	2,775,000	2,785,414
6.88%, 04/14/2028 (A)	3,142,000	3,169,879
7.13%, 04/14/2030 (A)	2,016,000	2,057,528
		41,554,695
Automobiles - 1.4%
Ford Motor Co.
6.10%, 08/19/2032	849,000	833,340
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	1,741,000	1,681,363
5.13%, 06/16/2025	1,398,000	1,383,156
6.95%, 03/06/2026	3,381,000	3,425,359
7.35%, 11/04/2027 - 03/06/2030	10,150,000	10,531,755
		17,854,973
Banks - 2.6%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,120,449
Citigroup, Inc.
Fixed until 09/12/2024 (D), 5.00% (C)	7,285,000	7,215,740
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	3,935,000	3,918,625
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	$ 3,913,000	$ 3,207,079
5.71%, 01/15/2026 (A)	1,572,000	1,548,716
7.00%, 11/21/2025 (A)	918,000	929,267
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	1,000,000	1,025,193
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,997,000	3,248,122
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	4,024,000	3,943,628
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	2,621,000	2,623,828
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,536,321
		34,316,968
Beverages - 0.5%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,877,000	6,277,636
Building Products - 1.9%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	5,568,000	5,104,838
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	5,804,000	5,055,882
6.38%, 06/15/2032 (A)	4,001,000	3,958,472
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	4,881,000	4,803,523
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,810,000	1,527,393
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	4,868,000	4,828,471
		25,278,579
Capital Markets - 0.3%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,895,000	3,530,842
4.63%, 11/15/2027 (A)	862,000	821,313
		4,352,155
Chemicals - 2.0%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	1,449,531
Avient Corp.
7.13%, 08/01/2030 (A)	5,130,000	5,191,316
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A)(B)	7,289,000	4,625,670
NOVA Chemicals Corp.
5.25%, 06/01/2027 (A)	7,511,000	7,066,432
Olin Corp.
5.00%, 02/01/2030	2,734,000	2,552,162
5.13%, 09/15/2027	2,145,000	2,069,238
5.63%, 08/01/2029	2,519,000	2,430,162
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	$ 3,159,000	$ 811,562
		26,196,073
Commercial Services & Supplies - 3.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	5,885,000	5,894,220
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	3,717,000	3,535,287
8.00%, 02/15/2031 (A)(B)	6,140,000	5,877,980
Benteler International AG
10.50%, 05/15/2028 (A)	4,771,000	5,082,136
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	1,487,000	1,303,120
5.00%, 09/01/2030	2,988,000	2,578,126
Garda World Security Corp.
6.00%, 06/01/2029 (A)	1,475,000	1,302,752
9.50%, 11/01/2027 (A)	2,315,000	2,308,992
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	2,420,000	2,437,618
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	8,599,000	8,363,934
Hertz Corp.
4.63%, 12/01/2026 (A)	418,000	323,022
5.00%, 12/01/2029 (A)(B)	6,733,000	4,624,593
United Rentals North America, Inc.
6.00%, 12/15/2029 (A)	4,888,000	4,837,045
WW International, Inc.
4.50%, 04/15/2029 (A)	5,875,000	2,456,153
		50,924,978
Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	3,462,000	2,414,745
8.25%, 03/01/2027 (A)	3,055,000	1,176,257
		3,591,002
Construction & Engineering - 2.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	6,039,000	6,019,530
Beazer Homes USA, Inc.
7.25%, 10/15/2029	4,896,000	4,848,006
7.50%, 03/15/2031 (A)	3,768,000	3,724,150
Century Communities, Inc.
6.75%, 06/01/2027	4,519,000	4,527,784
KB Home
7.25%, 07/15/2030	2,128,000	2,178,934
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	4,034,000	3,960,097
Meritage Homes Corp.
6.00%, 06/01/2025 (B)	1,376,000	1,374,670
		26,633,171
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 1.1%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	$ 1,986,000	$ 1,923,108
8.88%, 11/15/2031 (A)	11,000,000	11,626,153
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	1,455,000	1,495,148
		15,044,409
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	6,888,000	6,605,630
6.50%, 02/15/2028 (A)	5,098,000	5,108,160
7.50%, 03/15/2026 (A)	1,067,000	1,082,609
		12,796,399
Containers & Packaging - 5.0%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(E)	3,332,216	824,222
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	947,000	918,323
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	3,093,000	2,578,686
5.25%, 08/15/2027 (A)	3,769,000	1,922,190
Ball Corp.
6.00%, 06/15/2029	736,000	732,341
6.88%, 03/15/2028	7,503,000	7,623,311
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	1,741,000	1,685,866
5.38%, 01/15/2028 (A)	1,806,000	1,693,373
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,290,000	2,283,756
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	8,513,000	8,334,273
Graphic Packaging International LLC
3.75%, 02/01/2030 (A)	2,945,000	2,555,204
4.13%, 08/15/2024	2,036,000	2,016,861
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	3,042,000	3,099,037
9.25%, 04/15/2027 (A)	1,009,000	988,732
OI European Group BV
4.75%, 02/15/2030 (A)(B)	2,197,000	2,006,423
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	2,867,000	2,866,627
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	255,000	234,314
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	5,799,000	5,381,301
Sealed Air Corp.
6.88%, 07/15/2033 (A)	6,113,000	6,156,415
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)(B)	$ 2,263,000	$ 2,235,563
7.25%, 02/15/2031 (A)	3,669,000	3,734,004
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	3,907,000	3,834,621
8.50%, 08/15/2027 (A)(B)	2,419,000	2,395,176
		66,100,619
Diversified REITs - 0.6%
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 04/15/2025 (A)(B)	1,297,000	1,289,693
8.00%, 06/15/2027 (A)	3,197,000	3,281,024
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	3,660,000	3,250,937
		7,821,654
Diversified Telecommunication Services - 1.8%
ILIAD HOLDING SAS
8.50%, 04/15/2031	1,500,000	1,513,125
Iliad Holding SASU
6.50%, 10/15/2026 (A)	1,692,000	1,683,627
7.00%, 10/15/2028 (A)	4,021,000	3,930,596
Level 3 Financing, Inc.
3.75%, 07/15/2029 (A)	7,153,000	2,440,961
4.25%, 07/01/2028 (A)	7,082,000	2,761,980
10.50%, 05/15/2030 (A)(B)	7,207,000	7,160,669
Telecom Italia Capital SA
6.00%, 09/30/2034 (F)	1,224,000	1,028,560
6.38%, 11/15/2033 (F)	3,223,000	2,846,639
		23,366,157
Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	834,271	675,759
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	4,312,000	4,121,866
5.63%, 02/15/2027 (A)	630,000	613,576
6.88%, 04/15/2032 (A)	5,227,000	5,213,682
		10,624,883
Electrical Equipment - 1.0%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)(B)	6,816,000	6,731,760
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	2,907,000	2,885,149
6.63%, 03/15/2032 (A)	1,000,000	995,050
7.13%, 06/15/2025 (A)	2,718,000	2,719,685
		13,331,644
Electronic Equipment, Instruments & Components - 0.6%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	1,520,000	1,550,225
9.00%, 05/15/2028 (A)	851,000	875,832
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	3,366,715	2,872,481
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies BV
4.00%, 04/15/2029 (A)(B)	$ 2,247,000	$ 2,011,481
		7,310,019
Energy Equipment & Services - 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	4,023,000	3,941,501
Sunnova Energy Corp.
11.75%, 10/01/2028 (A)(B)	7,609,000	4,545,115
		8,486,616
Financial Services - 2.2%
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.14% (C) , 12/21/2065 (A)	17,977,000	14,190,132
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 7.39% (C) , 12/21/2065 (A)	3,354,000	2,695,725
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (A)	800,000	797,682
6.50%, 03/26/2031 (A)	330,000	330,285
8.13%, 03/30/2029 (A)	6,530,000	6,831,327
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	546,000	507,233
5.75%, 06/15/2027 (A)	3,595,000	3,450,348
		28,802,732
Food Products - 1.8%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	3,822,000	3,861,332
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	1,844,000	1,791,631
Kraft Heinz Foods Co.
5.00%, 06/04/2042	1,094,000	976,777
6.88%, 01/26/2039	1,374,000	1,496,207
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	8,718,000	8,270,059
5.63%, 01/15/2028 (A)	4,653,000	4,530,957
6.25%, 02/15/2032 (A)	2,281,000	2,257,347
		23,184,310
Health Care Equipment & Supplies - 0.8%
Kedrion SpA
6.50%, 09/01/2029 (A)	4,349,000	3,914,100
Medline Borrower LP
3.88%, 04/01/2029 (A)	5,123,000	4,597,776
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	1,439,000	1,432,234
		9,944,110
Health Care Providers & Services - 4.5%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	4,926,000	4,626,221
AdaptHealth LLC
6.13%, 08/01/2028 (A)(B)	6,454,000	6,046,769
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	$ 4,348,000	$ 3,557,266
8.00%, 03/15/2026 (A)	2,627,000	2,615,131
Encompass Health Corp.
4.50%, 02/01/2028	2,602,000	2,448,388
4.75%, 02/01/2030	1,802,000	1,651,942
5.75%, 09/15/2025	5,224,000	5,196,723
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,089,195
5.88%, 02/15/2026 - 02/01/2029	4,331,000	4,336,361
7.50%, 11/06/2033	441,000	480,507
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	3,141,000	3,315,263
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	4,389,000	4,061,143
Tenet Healthcare Corp.
5.13%, 11/01/2027	4,344,000	4,208,797
6.13%, 10/01/2028 (B)	6,816,000	6,739,631
6.13%, 06/15/2030	3,193,000	3,126,708
6.25%, 02/01/2027	4,183,000	4,169,626
		59,669,671
Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	4,538,000	3,043,957
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	2,727,000	2,619,638
7.50%, 06/01/2025 (A)	5,523,000	5,521,986
		8,141,624
Hotels, Restaurants & Leisure - 9.9%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)(B)	5,753,000	5,236,476
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	2,300,000	2,267,211
7.00%, 02/15/2030 (A)	2,273,000	2,286,708
Carnival Corp.
6.00%, 05/01/2029 (A)(B)	3,963,000	3,840,166
7.00%, 08/15/2029 (A)	590,000	605,689
7.63%, 03/01/2026 (A)	1,588,000	1,601,485
10.50%, 06/01/2030 (A)	4,563,000	4,961,971
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	3,812,000	4,133,253
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	5,578,000	5,307,675
6.75%, 05/01/2031 (A)	2,906,000	2,885,116
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	3,842,000	3,609,763
5.38%, 05/01/2025 (A)	420,000	416,931
5.75%, 05/01/2028 (A)	493,000	487,323
5.88%, 04/01/2029 (A)	145,000	143,075
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/2029 (A)	$ 2,959,000	$ 2,696,806
International Game Technology PLC
5.25%, 01/15/2029 (A)	1,338,000	1,263,806
6.25%, 01/15/2027 (A)	1,213,000	1,211,118
6.50%, 02/15/2025 (A)	3,025,000	3,025,027
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,504,277
7.50%, 09/01/2031 (A)	1,637,000	1,669,545
MGM Resorts International
5.50%, 04/15/2027	7,279,000	7,094,103
5.75%, 06/15/2025	5,440,000	5,415,227
6.50%, 04/15/2032	4,766,000	4,623,459
6.75%, 05/01/2025	2,345,000	2,342,435
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	7,683,000	7,535,224
8.13%, 01/15/2029 (A)	1,857,000	1,933,777
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,984,000	2,905,211
6.25%, 03/15/2032 (A)	871,000	859,600
8.25%, 01/15/2029 (A)	1,780,000	1,876,592
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	4,011,000	3,794,932
Station Casinos LLC
4.50%, 02/15/2028 (A)	8,098,000	7,522,665
6.63%, 03/15/2032 (A)	2,361,000	2,313,387
Travel & Leisure Co.
6.00%, 04/01/2027	4,976,000	4,915,467
6.60%, 10/01/2025	702,000	706,393
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)(G)	2,775,000	2,781,632
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,256,000	5,095,988
7.00%, 02/15/2029 (A)	4,467,000	4,449,394
9.13%, 07/15/2031 (A)	2,792,000	2,994,808
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	8,080,000	8,190,470
		129,504,185
Household Products - 0.2%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	3,511,000	3,036,475
Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
4.50%, 02/15/2028 (A)	3,374,000	3,150,919
5.00%, 02/01/2031 (A)	1,198,000	1,085,531
5.13%, 03/15/2028 (A)	2,984,000	2,830,360
5.25%, 06/01/2026 (A)	5,095,000	5,021,993
Clearway Energy Operating LLC
4.75%, 03/15/2028 (A)	3,474,000	3,275,552
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy, Inc.
5.75%, 01/15/2028 (B)	$ 1,739,000	$ 1,709,657
		17,074,012
Insurance - 2.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	6,323,000	6,017,926
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	3,637,000	3,212,911
7.95%, 06/15/2033 (A)	3,953,000	4,276,983
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.69% (C) , 02/12/2067 (A)	6,715,000	5,959,562
HUB International Ltd.
7.25%, 06/15/2030 (A)	2,525,000	2,562,013
7.38%, 01/31/2032 (A)	1,430,000	1,416,828
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.94% (C) , 05/17/2066	6,547,000	5,010,812
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	4,536,000	4,560,246
		33,017,281
Internet & Catalog Retail - 0.9%
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	4,738,000	4,823,710
8.00%, 11/01/2026 (A)	7,512,000	7,569,024
		12,392,734
IT Services - 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	5,592,000	5,060,765
Leisure Products - 0.3%
Amer Sports Co.
6.75%, 02/16/2031 (A)	4,544,000	4,468,626
Machinery - 2.0%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A)	1,681,000	1,667,992
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	6,553,000	6,708,733
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)(B)	1,567,000	1,178,510
Madison IAQ LLC
5.88%, 06/30/2029 (A)	5,533,000	5,128,666
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	6,704,000	6,887,683
Wabash National Corp.
4.50%, 10/15/2028 (A)	4,701,000	4,217,156
		25,788,740
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 7.4%
Adelphia Communications Corp.
9.25%, 10/01/2049 (H)(I)(J)(K)	$ 1,305,000	$ 91
10.25%, 06/15/2049 - 11/01/2049 (I)(J)(K)(L)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)	2,519,000	1,826,481
4.50%, 05/01/2032	6,225,000	4,800,919
4.75%, 03/01/2030 - 02/01/2032 (A)	9,169,000	7,408,625
5.00%, 02/01/2028 (A)	4,251,000	3,873,061
5.38%, 06/01/2029 (A)	1,794,000	1,585,483
5.50%, 05/01/2026 (A)	1,500,000	1,469,492
7.38%, 03/01/2031 (A)	1,650,000	1,567,553
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028 (A)(B)	1,123,000	950,696
9.00%, 09/15/2028 (A)	4,740,000	4,875,346
CSC Holdings LLC
5.75%, 01/15/2030 (A)	12,503,000	5,490,454
6.50%, 02/01/2029 (A)	2,516,000	1,876,493
7.50%, 04/01/2028 (A)(B)	3,569,000	1,921,519
11.25%, 05/15/2028 (A)	2,900,000	2,566,544
11.75%, 01/31/2029 (A)	1,668,000	1,481,368
DISH DBS Corp.
5.25%, 12/01/2026 (A)	1,189,000	935,501
5.75%, 12/01/2028 (A)	3,059,000	2,066,159
7.38%, 07/01/2028	2,669,000	1,196,081
7.75%, 07/01/2026	1,280,000	805,120
DISH Network Corp.
11.75%, 11/15/2027 (A)	2,311,000	2,334,269
Gray Television, Inc.
5.38%, 11/15/2031 (A)	9,199,000	5,525,260
7.00%, 05/15/2027 (A)(B)	933,000	847,868
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)(B)	1,651,000	1,211,280
6.38%, 05/01/2026	3,501,000	2,958,141
8.38%, 05/01/2027	5,113,759	2,745,078
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	2,592,000	2,161,414
6.75%, 10/15/2027 (A)	7,972,000	7,376,629
Sirius XM Radio, Inc.
5.50%, 07/01/2029 (A)	3,157,000	2,938,001
TEGNA, Inc.
4.63%, 03/15/2028	1,791,000	1,624,102
4.75%, 03/15/2026 (A)	1,592,000	1,537,226
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	2,880,000	2,780,199
8.00%, 08/15/2028 (A)	2,917,000	2,913,655
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	3,222,000	2,640,298
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	12,699,000	10,725,700
		97,016,208
Metals & Mining - 4.5%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	5,775,000	5,753,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	$ 3,945,000	$ 3,856,842
Constellium SE
5.63%, 06/15/2028 (A)(B)	3,982,000	3,849,366
5.88%, 02/15/2026 (A)	10,638,000	10,528,434
Enviri Corp.
5.75%, 07/31/2027 (A)	6,803,000	6,364,080
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	4,816,000	4,629,231
6.13%, 04/15/2032 (A)	2,176,000	2,109,322
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	3,179,000	3,211,425
8.50%, 05/01/2030 (A)	5,471,000	5,604,328
9.25%, 10/01/2028 (A)	1,101,000	1,154,706
New Gold, Inc.
7.50%, 07/15/2027 (A)	4,911,000	4,872,757
Novelis Corp.
4.75%, 01/30/2030 (A)	7,822,000	7,156,775
		59,090,709
Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	4,127,000	4,059,700
Oil, Gas & Consumable Fuels - 12.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032 (A)	3,090,000	3,080,888
7.88%, 05/15/2026 (A)	5,399,000	5,497,289
Chord Energy Corp.
6.38%, 06/01/2026 (A)	3,880,000	3,873,002
Civitas Resources, Inc.
8.63%, 11/01/2030 (A)	210,000	223,573
8.75%, 07/01/2031 (A)	6,138,000	6,510,712
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	2,947,000	2,683,999
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	9,033,000	8,979,515
DCP Midstream Operating LP
5.38%, 07/15/2025	2,494,000	2,481,616
DT Midstream, Inc.
4.13%, 06/15/2029 (A)(B)	1,709,000	1,553,184
4.38%, 06/15/2031 (A)	810,000	719,571
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	2,842,000	2,875,641
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	554,000	553,038
6.38%, 04/01/2029 (A)	3,327,000	3,295,684
6.50%, 07/01/2027 (A)	2,217,000	2,219,933
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/2029	356,000	361,053
8.88%, 04/15/2030	2,660,000	2,753,988
Harvest Midstream I LP
7.50%, 05/15/2032 (A)(G)	4,732,000	4,736,495
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	$ 3,342,000	$ 3,203,268
HF Sinclair Corp.
6.38%, 04/15/2027 (A)	4,426,000	4,426,508
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A)	6,358,000	6,415,826
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,740,737
Matador Resources Co.
6.50%, 04/15/2032 (A)	938,000	929,988
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	850,624
10.50%, 05/15/2027 (A)	3,345,000	3,420,691
NuStar Logistics LP
5.63%, 04/28/2027	3,237,000	3,166,379
5.75%, 10/01/2025	944,000	938,547
6.00%, 06/01/2026	681,000	675,798
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,653,838
6.63%, 09/01/2030	2,766,000	2,865,991
7.15%, 05/15/2028	4,012,000	4,178,911
Ovintiv, Inc.
7.38%, 11/01/2031	2,000,000	2,137,673
Parkland Corp.
5.88%, 07/15/2027 (A)	3,478,000	3,393,115
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	4,488,000	4,627,343
Permian Resources Operating LLC
7.00%, 01/15/2032 (A)	6,292,000	6,418,677
SM Energy Co.
6.50%, 07/15/2028	782,000	775,642
6.63%, 01/15/2027	4,665,000	4,645,362
6.75%, 09/15/2026	3,319,000	3,311,892
Southwestern Energy Co.
4.75%, 02/01/2032	424,000	381,992
5.38%, 03/15/2030	3,535,000	3,361,473
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50%, 10/15/2026 (A)(M)	1,274,000	1,300,711
Summit Midstream Partners LP
Fixed until 05/01/2023, 13.02% (C), 05/31/2024 (D)(H)(I)	4,423,000	4,754,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	2,590,000	2,505,118
5.50%, 03/01/2030	5,701,000	5,559,528
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,081,000	4,387,585
9.88%, 02/01/2032 (A)	9,042,000	9,645,581
Vital Energy, Inc.
9.75%, 10/15/2030	2,665,000	2,903,755
Western Midstream Operating LP
5.30%, 03/01/2048	6,707,000	5,611,158
5.45%, 04/01/2044	2,246,000	1,973,062
		160,560,679
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.7%
Domtar Corp.
6.75%, 10/01/2028 (A)	$ 4,617,000	$ 4,044,395
Glatfelter Corp.
4.75%, 11/15/2029 (A)(B)	5,984,000	5,026,949
		9,071,344
Personal Care Products - 0.7%
Coty, Inc.
6.50%, 04/15/2026 (A)	5,967,000	5,965,884
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	2,591,000	2,593,128
		8,559,012
Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	3,188,000	2,080,170
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)	3,255,000	1,594,649
Grifols SA
4.75%, 10/15/2028 (A)(B)	5,234,000	4,227,186
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	1,698,000	1,546,407
5.13%, 04/30/2031 (A)	4,292,000	3,711,011
		13,159,423
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	1,957,000	1,930,098
8.88%, 09/01/2031 (A)	2,433,000	2,525,325
		4,455,423
Software - 1.5%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	5,346,000	5,500,334
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	3,948,000	3,469,083
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	3,510,000	3,083,868
8.75%, 05/01/2029 (A)(G)	4,000,000	4,005,865
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	3,270,000	1,046,302
UKG, Inc.
6.88%, 02/01/2031 (A)	2,969,000	2,980,337
		20,085,789
Specialized REITs - 0.8%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,967,000	3,795,241
7.00%, 02/15/2029 (A)	2,473,000	2,487,116
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/2025 (A)	1,508,000	1,483,830
5.75%, 02/01/2027 (A)	2,194,000	2,175,971
		9,942,158
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.8%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	$ 1,247,000	$ 1,246,017
6.75%, 07/01/2036	1,960,000	1,912,211
6.88%, 11/01/2035	1,468,000	1,458,313
7.50%, 06/15/2029 (B)	4,949,000	5,065,500
9.38%, 07/01/2025 (A)	522,000	540,845
		10,222,886
Technology Hardware, Storage & Peripherals - 1.1%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	2,066,000	1,902,998
5.13%, 04/15/2029 (A)	6,242,000	5,735,854
5.25%, 10/01/2030 (A)	1,994,000	1,775,772
Western Digital Corp.
4.75%, 02/15/2026	4,591,000	4,462,537
		13,877,161
Wireless Telecommunication Services - 2.0%
Altice France SA
8.13%, 02/01/2027 (A)(B)	5,161,000	3,885,522
Sprint LLC
7.13%, 06/15/2024	4,095,000	4,097,316
7.63%, 03/01/2026	1,427,000	1,464,419
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	6,029,000	5,031,574
7.75%, 04/15/2032 (A)	11,441,000	11,284,868
		25,763,699
Total Corporate Debt Securities (Cost $1,283,818,110)		1,215,142,201
LOAN ASSIGNMENTS - 3.6%
Automobile Components - 0.2%
Clarios Global LP 1-Month Term SOFR + 3.00%, 8.32% (C) , 05/06/2030	2,763,075	2,768,601
Commercial Services & Supplies - 0.5%
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.58% (C), 02/01/2029	6,144,365	6,164,113
Containers & Packaging - 1.1%
Anchor Glass Container Corp. 3-Month Term SOFR + 5.00%, 10.57% (C) , 12/07/2025	5,551,581	4,506,035
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.09% (C), 04/13/2029	2,992,386	3,003,874
Reynolds Group Holdings, Inc.
Term Loan B2 1-Month Term SOFR + 3.25%, 8.68% (C), 02/05/2026	2,355,517	2,365,422
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Reynolds Group Holdings, Inc. (continued)
Term Loan B 1-Month Term SOFR + 3.25%, 8.68% (C), 09/24/2028	$ 1,741,515	$ 1,750,024

Trident TPI Holdings, Inc. Term Loan B6 3-Month Term SOFR + 4.00%, 9.30% (C) , 09/15/2028	2,527,285	2,530,444
		14,155,799
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. 1-Month Term SOFR + 2.75%, 8.07% (C) , 02/06/2031	5,175,000	5,176,077
Hilton Grand Vacations Borrower LLC 1-Month Term SOFR + 2.75%, 8.07% (C) , 01/17/2031	2,830,000	2,835,306
		8,011,383
IT Services - 0.1%
Rackspace Technology Global, Inc. First Lien First Out Term Loan 1-Month Term SOFR + 6.25%, 11.55% (C), 05/15/2028	1,492,877	1,500,341
Machinery - 0.2%
Madison IAQ LLC 1-Month Term SOFR + 3.25%, 8.68% (C), 06/21/2028 (G)	1,994,872	1,994,317
Software - 0.9%
Central Parent, Inc. 3-Month Term SOFR + 4.00%, 9.31% (C) , 07/06/2029	6,687,245	6,710,396
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 8.81% (C), 02/10/2031	5,550,000	5,573,749
		12,284,145
Total Loan Assignments (Cost $47,043,219)		46,878,699

	Shares	Value
COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (N)
Homer City Generation LLC (I)(J)(K)	270,659	$ 2,707
Oil, Gas & Consumable Fuels - 0.0% (N)
Ultra Resources, Inc. (I)(J)(K)(O)	3,226	0
Software - 0.1%
ASG WT Corp. (I)(J)(K)	1,265	107,721
Avaya Holdings Corp. (I)(J)(K)(P)	233,572	1,284,646
		1,392,367
Total Common Stocks (Cost $16,709,643)		1,395,074
OTHER INVESTMENT COMPANY - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (Q)	52,738,528	52,738,528
Total Other Investment Company (Cost $52,738,528)		52,738,528

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (Q), dated 04/30/2024, to be repurchased at $41,264,550 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $42,087,056.	$ 41,261,685	41,261,685
Total Repurchase Agreement (Cost $41,261,685)		41,261,685
Total Investments (Cost $1,441,571,185)		1,357,416,187
Net Other Assets (Liabilities) - (3.5)%		(45,833,707)
Net Assets - 100.0%		$ 1,311,582,480
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,215,142,008	$193	$1,215,142,201
Loan Assignments	—	46,878,699	—	46,878,699
Common Stocks	—	—	1,395,074	1,395,074
Other Investment Company	52,738,528	—	—	52,738,528
Repurchase Agreement	—	41,261,685	—	41,261,685
Total Investments	$52,738,528	$1,303,282,392	$1,395,267	$1,357,416,187
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(P)	$—	$—	$1,284,646	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $926,560,533, representing 70.6% of the
Fund’s net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $67,245,848, collateralized by cash collateral of $52,738,528 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,904,950. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Telecom Italia Capital SA 6.00%, 09/30/2034	08/17/2021	$1,377,000	$1,028,560	0.1%
Corporate Debt Securities	Telecom Italia Capital SA 6.38%, 11/15/2033	08/17/2021 - 08/23/2023	3,459,993	2,846,639	0.2
			$4,836,993	$3,875,199	0.3%

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2024, the value of this security is
$4,754,816, representing 0.4% of the Fund's net assets.

(I)	Non-income producing security.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $1,395,267, representing 0.1% of the Fund’s net assets.
(L)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(M)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2024; the maturity date disclosed is the ultimate maturity date.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Security deemed worthless.
(P)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(Q)	Rate disclosed reflects the yield at April 30, 2024.
(R)
The Fund recognized transfers in and out of Level 3 as of April 30, 2024. Please reference the Investment Valuation section of the Notes to Financial
Statements for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,400,309,500) (including securities loaned of $67,245,848)	$1,316,154,502
Repurchase agreement, at value (cost $41,261,685)	41,261,685
Cash	314,481
Receivables and other assets:
Net income from securities lending	87,975
Shares of beneficial interest sold	134,615
Interest	22,684,682
Due from distributor	1,245
Prepaid expenses	42,517
Total assets	1,380,681,702
Liabilities:
Cash collateral received upon return of:
Securities on loan	52,738,528
Payables and other liabilities:
Investments purchased	2,685,957
When-issued, delayed-delivery, forward and TBA commitments purchased	12,310,730
Dividends and/or distributions	25,104
Shares of beneficial interest redeemed	535,430
Investment management fees	647,192
Distribution and service fees	36,853
Transfer agent fees	29,143
Trustee and CCO fees	5,577
Audit and tax fees	22,589
Custody fees	44,477
Legal fees	397
Printing and shareholder reports fees	1,410
Other accrued expenses	15,835
Total liabilities	69,099,222
Net assets	$1,311,582,480
Net assets consist of:
Paid-in capital	$1,551,883,131
Total distributable earnings (accumulated losses)	(240,300,651)
Net assets	$1,311,582,480
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$57,606,201
Class C	7,287,302
Class I	105,888,789
Class I2	864,323,598
Class I3	145,970,019
Class R	17,628,383
Class R4	40,792,648
Class R6	72,085,540
Shares outstanding (unlimited shares, no par value):
Class A	7,345,544
Class C	930,849
Class I	13,367,545
Class I2	108,765,174
Class I3	18,374,761
Class R	2,218,906
Class R4	5,129,906
Class R6	9,073,786
Net asset value per share: (A)
Class A	$7.84
Class C	7.83
Class I	7.92
Class I2	7.95
Class I3	7.94
Class R	7.94
Class R4	7.95
Class R6	7.94
Maximum offering price per share: (B)
Class A	$8.23

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$52,379,909
Net income from securities lending	480,490
Total investment income	52,860,399
Expenses:
Investment management fees	4,242,222
Distribution and service fees:
Class A	74,384
Class C	36,864
Class R	43,294
Class R4	49,949
Transfer agent fees:
Class A	51,715
Class C	4,803
Class I	188,637
Class I2	31,457
Class I3	5,449
Class R	160
Class R4	1,498
Class R6	2,625
Trustee and CCO fees	30,046
Audit and tax fees	25,918
Custody fees	71,499
Legal fees	48,672
Printing and shareholder reports fees	22,892
Registration fees	63,207
Other	32,953
Total expenses before waiver and/or reimbursement and recapture	5,028,244
Expenses waived and/or reimbursed:
Class I	(157,271)
Class R	(250)
Class R4	(1,082)
Recapture of previously waived and/or reimbursed fees:
Class R	912
Class R4	1,481
Net expenses	4,872,034
Net investment income (loss)	47,988,365
Net realized gain (loss) on:
Investments	(47,014,676)
Net change in unrealized appreciation (depreciation) on:
Investments	122,876,574
Net realized and change in unrealized gain (loss)	75,861,898
Net increase (decrease) in net assets resulting from operations	$123,850,263
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$47,988,365	$74,789,050
Net realized gain (loss)	(47,014,676)	(45,381,275)
Net change in unrealized appreciation (depreciation)	122,876,574	7,849,014
Net increase (decrease) in net assets resulting from operations	123,850,263	37,256,789
Dividends and/or distributions to shareholders:
Class A	(1,701,939)	(3,421,638)
Class C	(185,294)	(375,402)
Class I	(10,616,336)	(33,234,002)
Class I2	(25,854,617)	(23,043,921)
Class I3	(4,471,322)	(8,879,034)
Class R	(490,239)	(925,389)
Class R4	(1,180,011)	(2,251,288)
Class R6	(2,156,669)	(3,835,399)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(46,656,427)	(75,966,073)
Capital share transactions:
Proceeds from shares sold:
Class A	18,552,995	70,604,305
Class C	1,451,744	530,919
Class I	82,464,790	178,937,154
Class I2	48,139,303	508,188,724
Class I3	6,941,789	5,713,926
Class R	1,354,993	1,239,844
Class R4	4,004,663	3,237,751
Class R6	9,584,883	20,217,664
	172,495,160	788,670,287
Dividends and/or distributions reinvested:
Class A	1,580,418	3,176,660
Class C	181,818	367,930
Class I	10,599,452	33,193,351
Class I2	25,854,617	23,043,921
Class I3	4,471,322	8,879,034
Class R	490,239	925,389
Class R4	1,180,011	2,251,288
Class R6	2,156,507	3,835,263
	46,514,384	75,672,836
Cost of shares redeemed:
Class A	(22,821,397)	(78,779,764)
Class C	(852,422)	(2,302,075)
Class I	(540,985,366)	(237,601,056)
Class I2	(3,766,773)	(3,335,094)
Class I3	(12,569,115)	(25,220,146)
Class R	(1,027,052)	(3,412,213)
Class R4	(4,238,758)	(14,835,779)
Class R6	(8,026,156)	(16,779,705)
	(594,287,039)	(382,265,832)
Automatic conversions:
Class A	393,987	796,659
Class C	(393,987)	(796,659)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(375,277,495)	482,077,291
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	930 (A)	—
Class C	184 (A)	—
	1,114	—
Net increase (decrease) in net assets	(298,082,545)	443,368,007
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Net assets:
Beginning of period/year	$1,609,665,025	$1,166,297,018
End of period/year	$1,311,582,480	$1,609,665,025
Capital share transactions - shares:
Shares issued:
Class A	2,353,792	9,073,768
Class C	186,402	68,748
Class I	10,302,298	22,844,638
Class I2	6,075,334	64,971,584
Class I3	861,683	726,395
Class R	169,159	158,540
Class R4	497,927	412,553
Class R6	1,195,824	2,577,194
	21,642,419	100,833,420
Shares reinvested:
Class A	199,753	410,888
Class C	23,011	47,657
Class I	1,325,145	4,249,234
Class I2	3,223,874	2,953,252
Class I3	557,737	1,133,934
Class R	61,146	118,156
Class R4	147,031	287,251
Class R6	268,977	489,944
	5,806,674	9,690,316
Shares redeemed:
Class A	(2,898,414)	(10,149,244)
Class C	(108,477)	(298,344)
Class I	(67,572,216)	(30,437,823)
Class I2	(469,853)	(428,293)
Class I3	(1,573,166)	(3,225,862)
Class R	(128,322)	(435,626)
Class R4	(528,079)	(1,887,824)
Class R6	(1,004,908)	(2,146,563)
	(74,283,435)	(49,009,579)
Automatic conversions:
Class A	49,921	103,081
Class C	(50,017)	(103,257)
	(96)	(176)
Net increase (decrease) in shares outstanding:
Class A	(294,948)	(561,507)
Class C	50,919	(285,196)
Class I	(55,944,773)	(3,343,951)
Class I2	8,829,355	67,496,543
Class I3	(153,746)	(1,365,533)
Class R	101,983	(158,930)
Class R4	116,879	(1,188,020)
Class R6	459,893	920,575
	(46,834,438)	61,513,981

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.50	$7.68	$9.13	$8.56	$9.01	$8.86
Investment operations:
Net investment income (loss) (A)	0.23	0.41	0.39	0.37	0.40	0.48
Net realized and unrealized gain (loss)	0.33	(0.17)	(1.44)	0.58	(0.42)	0.16
Total investment operations	0.56	0.24	(1.05)	0.95	(0.02)	0.64
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.42)	(0.40)	(0.38)	(0.43)	(0.49)
Net asset value, end of period/year	$7.84	$7.50	$7.68	$9.13	$8.56	$9.01
Total return (E)	7.53%(C)(F)	3.10%	(11.74)%(D)	11.38%	(0.10)%	7.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,606	$57,317	$62,992	$85,643	$78,109	$94,450
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(G)	1.02%	1.00%	0.98%	1.03%	1.09%
Including waiver and/or reimbursement and recapture	1.01%(G)	1.02%(H)	1.00%(H)	1.00%	1.03%	1.05%
Net investment income (loss) to average net assets	5.88%(G)	5.32%	4.64%	4.09%	4.68%	5.36%
Portfolio turnover rate	20%(F)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.49	$7.65	$9.10	$8.52	$8.97	$8.81
Investment operations:
Net investment income (loss) (A)	0.20	0.36	0.33	0.30	0.34	0.42
Net realized and unrealized gain (loss)	0.34	(0.16)	(1.44)	0.59	(0.42)	0.16
Total investment operations	0.54	0.20	(1.11)	0.89	(0.08)	0.58
Contributions from affiliate	0.00 (B)(C)	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.36)	(0.34)	(0.31)	(0.37)	(0.42)
Net asset value, end of period/year	$7.83	$7.49	$7.65	$9.10	$8.52	$8.97
Total return (D)	7.17%(C)(E)	2.64%	(12.42)%	10.58%	(0.82)%	6.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,287	$6,593	$8,914	$14,407	$19,387	$26,922
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72%(F)	1.74%	1.72%	1.71%	1.73%	1.76%
Including waiver and/or reimbursement and recapture	1.72%(F)	1.74%(G)	1.72%	1.71%	1.74%	1.75%
Net investment income (loss) to average net assets	5.18%(F)	4.61%	3.91%	3.37%	4.00%	4.68%
Portfolio turnover rate	20%(E)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.58	$7.74	$9.21	$8.63	$9.06	$8.91
Investment operations:
Net investment income (loss) (A)	0.24	0.45	0.43	0.41	0.43	0.51
Net realized and unrealized gain (loss)	0.34	(0.15)	(1.46)	0.59	(0.39)	0.16
Total investment operations	0.58	0.30	(1.03)	1.00	0.04	0.67
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.46)	(0.44)	(0.42)	(0.47)	(0.52)
Net asset value, end of period/year	$7.92	$7.58	$7.74	$9.21	$8.63	$9.06
Total return	7.70%(D)	3.83%	(11.44)%(B)	11.74%	0.57%	7.93%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$105,889	$525,490	$562,580	$841,173	$520,044	$67,078
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%(E)	0.70%	0.70%	0.68%	0.70%	0.74%
Including waiver and/or reimbursement and recapture	0.61%(E)(F)	0.61%(F)	0.61%(F)(G)	0.60%(G)	0.62%(G)	0.74%(H)
Net investment income (loss) to average net assets	6.15%(E)	5.75%	5.02%	4.44%	4.96%	5.66%
Portfolio turnover rate	20%(D)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.60	$7.76	$9.23	$8.64	$9.10	$8.94
Investment operations:
Net investment income (loss) (A)	0.25	0.46	0.43	0.41	0.44	0.52
Net realized and unrealized gain (loss)	0.34	(0.16)	(1.46)	0.60	(0.43)	0.17
Total investment operations	0.59	0.30	(1.03)	1.01	0.01	0.69
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.46)	(0.44)	(0.42)	(0.47)	(0.53)
Net asset value, end of period/year	$7.95	$7.60	$7.76	$9.23	$8.64	$9.10
Total return	7.83%(B)	3.85%	(11.42)%	11.87%	0.28%	8.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$864,323	$759,753	$251,872	$931,699	$1,054,363	$477,381
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.58%	0.60%	0.63%
Including waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.58%	0.60%	0.63%(D)
Net investment income (loss) to average net assets	6.32%(C)	5.92%	4.90%	4.49%	5.14%	5.80%
Portfolio turnover rate	20%(B)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.60	$7.76	$9.23	$8.64	$9.10	$8.93
Investment operations:
Net investment income (loss) (A)	0.25	0.45	0.43	0.41	0.44	0.52
Net realized and unrealized gain (loss)	0.33	(0.15)	(1.46)	0.60	(0.43)	0.18
Total investment operations	0.58	0.30	(1.03)	1.01	0.01	0.70
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.46)	(0.44)	(0.42)	(0.47)	(0.53)
Net asset value, end of period/year	$7.94	$7.60	$7.76	$9.23	$8.64	$9.10
Total return	7.70%(B)	3.85%	(11.42)%	11.87%	0.28%	8.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$145,970	$140,818	$154,394	$222,760	$218,199	$279,020
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.58%	0.60%	0.63%
Including waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.60%	0.60%	0.63%(D)
Net investment income (loss) to average net assets	6.31%(C)	5.76%	5.04%	4.48%	5.11%	5.79%
Portfolio turnover rate	20%(B)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.60	$7.76	$9.23	$8.64	$9.10	$8.93
Investment operations:
Net investment income (loss) (A)	0.23	0.41	0.39	0.37	0.40	0.48
Net realized and unrealized gain (loss)	0.33	(0.15)	(1.46)	0.60	(0.43)	0.17
Total investment operations	0.56	0.26	(1.07)	0.97	(0.03)	0.65
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.42)	(0.40)	(0.38)	(0.43)	(0.48)
Net asset value, end of period/year	$7.94	$7.60	$7.76	$9.23	$8.64	$9.10
Total return	7.43%(B)	3.33%	(11.86)%	11.29%	(0.23)%	7.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,628	$16,090	$17,663	$24,423	$32,169	$35,439
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.09%(C)	1.10%	1.09%	1.12%	1.25%	1.26%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%(D)	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	5.82%(C)	5.26%	4.55%	3.98%	4.63%	5.33%
Portfolio turnover rate	20%(B)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.61	$7.77	$9.22	$8.64	$9.10	$8.93
Investment operations:
Net investment income (loss) (A)	0.24	0.43	0.41	0.38	0.42	0.50
Net realized and unrealized gain (loss)	0.33	(0.15)	(1.46)	0.59	(0.43)	0.18
Total investment operations	0.57	0.28	(1.05)	0.97	(0.01)	0.68
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.44)	(0.40)	(0.39)	(0.45)	(0.51)
Net asset value, end of period/year	$7.95	$7.61	$7.77	$9.22	$8.64	$9.10
Total return	7.56% (B)	3.59%	(11.58)%	11.35%	0.03%	7.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$40,793	$38,138	$48,173	$66,337	$621,798	$396,605
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(C)	0.85%	0.85%	0.83%	0.85%	0.88%
Including waiver and/or reimbursement and recapture	0.85%(C)(D)	0.85%(D)	0.85%(D)	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	6.06%(C)	5.52%	4.81%	4.20%	4.86%	5.56%
Portfolio turnover rate	20%(B)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.60	$7.76	$9.23	$8.64	$9.10	$8.94
Investment operations:
Net investment income (loss) (A)	0.25	0.45	0.43	0.41	0.44	0.52
Net realized and unrealized gain (loss)	0.33	(0.15)	(1.46)	0.60	(0.43)	0.17
Total investment operations	0.58	0.30	(1.03)	1.01	0.01	0.69
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.46)	(0.44)	(0.42)	(0.47)	(0.53)
Net asset value, end of period/year	$7.94	$7.60	$7.76	$9.23	$8.64	$9.10
Total return	7.70%(B)	3.85%	(11.41)%	11.87%	0.28%	8.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$72,086	$65,466	$59,709	$61,417	$44,075	$44,675
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.58%	0.60%	0.63%
Including waiver and/or reimbursement and recapture	0.60%(C)	0.60%	0.60%	0.58%	0.60%	0.63%(D)
Net investment income (loss) to average net assets	6.32%(C)	5.78%	5.07%	4.48%	5.14%	5.77%
Portfolio turnover rate	20%(B)	19%	22%	37%	37%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2024. Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$52,738,528	$—	$—	$—	$52,738,528
Total Borrowings	$52,738,528	$—	$—	$—	$52,738,528
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,081,662,071	82.47%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2025
Class C	1.77	March 1, 2025
Class I	0.75	March 1, 2025
Class I2, Class I3, Class R6	0.65	March 1, 2025
Class R	1.10	March 1, 2025
Class R4	0.85	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R	$918	$1,457	$1,470	$250	$4,095
Class R4	9,325	4,139	4,641	1,082	19,187

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$14,169	$7
Class C	—	113
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2025.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$280,685	$26,899
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$295,335,203	$—	$632,593,271	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,441,571,185	$12,993,973	$(97,148,971)	$(84,154,998)
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA HYB 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica High Yield ESG
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica High Yield ESG

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I	$1,000.00	$1,071.40	$3.97	$1,021.00	$3.87	0.77%
Class I2	1,000.00	1,071.40	3.86	1,021.10	3.77	0.75
Class R6	1,000.00	1,071.30	3.86	1,021.10	3.77	0.75

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	97.4%
Other Investment Company	2.3
Repurchase Agreement	1.3
Loan Assignment	0.1
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	4.72
Duration †	3.31

Credit Quality ‡	Percentage of Net Assets
AAA	1.3%
BBB	9.5
BB	50.5
B	31.4
CCC and Below	5.4
Not Rated	3.0
Net Other Assets (Liabilities)	(1.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.4%
Automobile Components - 4.2%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 316,000	$ 315,629
8.50%, 05/15/2027 (A)	196,000	195,730
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	287,000	285,383
Dana, Inc.
4.50%, 02/15/2032	377,000	319,592
5.63%, 06/15/2028 (B)	489,000	471,551
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	130,000	124,682
5.00%, 07/15/2029	265,000	240,422
9.50%, 05/31/2025	149,000	149,471
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	150,000	147,627
6.75%, 04/23/2030 (A)	150,000	150,563
7.13%, 04/14/2030 (A)	150,000	153,090
		2,553,740
Automobiles - 1.8%
Ford Motor Co.
6.10%, 08/19/2032	13,000	12,760
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	400,000	348,669
6.95%, 03/06/2026	220,000	222,886
7.35%, 11/04/2027	516,000	533,541
		1,117,856
Banks - 4.4%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	200,000	203,677
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	258,000	246,360
Fixed until 09/12/2024 (D), 5.00% (C)	135,000	133,716
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	200,000	199,168
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	800,000	655,677
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	216,758
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	210,000	205,806
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	219,474
UniCredit SpA
Fixed until 06/30/2030, 5.46% (C), 06/30/2035 (A)	600,000	551,786
		2,632,422
Beverages - 1.3%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	845,000	771,354
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 4.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	$ 862,000	$ 790,297
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	168,000	146,345
5.00%, 03/01/2030 (A)	151,000	141,412
6.38%, 06/15/2032 (A)	308,000	304,726
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	191,000	187,968
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	475,000	400,835
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	510,000	505,859
		2,477,442
Capital Markets - 1.1%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	457,000	414,273
4.63%, 11/15/2027 (A)	271,000	258,209
		672,482
Chemicals - 0.8%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	57,000	34,341
Avient Corp.
7.13%, 08/01/2030 (A)	415,000	419,960
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	76,000	19,525
		473,826
Commercial Services & Supplies - 7.0%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	369,000	369,578
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	200,000	186,017
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	468,000	445,121
8.00%, 02/15/2031 (A)(B)	340,000	325,491
Benteler International AG
10.50%, 05/15/2028 (A)	200,000	213,043
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	137,000	120,059
5.00%, 09/01/2030	414,000	357,210
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	186,430
6.00%, 06/01/2029 (A)	76,000	67,125
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	85,000	85,619
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	452,000	439,644
Hertz Corp.
4.63%, 12/01/2026 (A)	206,000	159,193
5.00%, 12/01/2029 (A)(B)	537,000	368,841
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
United Rentals North America, Inc.
3.75%, 01/15/2032	$ 156,000	$ 133,237
4.00%, 07/15/2030	446,000	397,549
6.00%, 12/15/2029 (A)	280,000	277,081
WW International, Inc.
4.50%, 04/15/2029 (A)	244,000	102,009
		4,233,247
Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	207,000	144,382
8.25%, 03/01/2027 (A)	138,000	53,134
		197,516
Construction & Engineering - 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	345,000	343,888
Beazer Homes USA, Inc.
7.25%, 10/15/2029	245,000	242,598
7.50%, 03/15/2031 (A)	264,000	260,928
Century Communities, Inc.
6.75%, 06/01/2027	1,172,000	1,174,278
KB Home
4.80%, 11/15/2029	70,000	64,956
7.25%, 07/15/2030	259,000	265,199
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	105,000	103,076
Meritage Homes Corp.
5.13%, 06/06/2027	123,000	119,733
6.00%, 06/01/2025	223,000	222,785
		2,797,441
Construction Materials - 0.6%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	177,000	171,395
8.88%, 11/15/2031 (A)	135,000	142,684
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	50,000	51,380
		365,459
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	293,000	280,989
Containers & Packaging - 4.7%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(E)	200,000	49,470
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)	200,000	166,743
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	365,000	353,441
5.38%, 01/15/2028 (A)	100,000	93,764
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	$ 476,000	$ 425,394
3.75%, 02/01/2030 (A)	156,000	135,352
4.13%, 08/15/2024	349,000	345,719
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	71,000	72,331
9.25%, 04/15/2027 (A)	35,000	34,297
OI European Group BV
4.75%, 02/15/2030 (A)	49,000	44,750
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)	65,000	64,992
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	127,000	117,852
Sealed Air Corp.
5.13%, 12/01/2024 (A)	425,000	421,068
6.88%, 07/15/2033 (A)	150,000	151,065
Sealed Air Corp./Sealed Air Corp. US
7.25%, 02/15/2031 (A)	170,000	173,012
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	200,000	196,295
		2,845,545
Diversified REITs - 2.6%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	350,000	346,723
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	459,000	427,689
3.75%, 09/15/2030 (A)	423,000	350,915
6.00%, 04/15/2025 (A)	125,000	124,296
8.00%, 06/15/2027 (A)	150,000	153,942
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	157,000	139,453
		1,543,018
Diversified Telecommunication Services - 0.8%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	400,000	398,021
Telecom Italia Capital SA
6.00%, 09/30/2034	98,000	82,352
6.38%, 11/15/2033	19,000	16,781
		497,154
Electric Utilities - 2.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	1,345,000	1,202,683
Electrical Equipment - 2.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	152,000	133,998
6.50%, 12/31/2027 (A)(B)	488,000	481,969
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment (continued)
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	$ 261,000	$ 259,038
6.63%, 03/15/2032 (A)	45,000	44,777
7.13%, 06/15/2025 (A)	300,000	300,186
		1,219,968
Electronic Equipment, Instruments & Components - 0.7%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	70,000	71,392
9.00%, 05/15/2028 (A)	39,000	40,138
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	319,000	285,630
		397,160
Energy Equipment & Services - 0.8%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	372,000	231,860
11.75%, 10/01/2028 (A)(B)	431,000	257,451
		489,311
Financial Services - 0.9%
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (A)	35,000	34,898
6.50%, 03/26/2031 (A)	15,000	15,013
8.13%, 03/30/2029 (A)	400,000	418,458
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	87,000	80,823
		549,192
Food Products - 3.7%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	362,000	365,725
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	654,000	633,825
6.00%, 06/15/2030 (A)	227,000	220,553
Kraft Heinz Foods Co.
3.88%, 05/15/2027	77,000	73,817
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	27,000	23,746
4.63%, 04/15/2030 (A)	621,000	560,319
5.50%, 12/15/2029 (A)	79,000	74,941
5.63%, 01/15/2028 (A)	238,000	231,758
6.25%, 02/15/2032 (A)	79,000	78,181
		2,262,865
Health Care Equipment & Supplies - 1.0%
Kedrion SpA
6.50%, 09/01/2029 (A)	286,000	257,400
Medline Borrower LP
3.88%, 04/01/2029 (A)	203,000	182,188
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	168,000	167,210
		606,798
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.4%
AdaptHealth LLC
4.63%, 08/01/2029 (A)	$ 5,000	$ 4,204
5.13%, 03/01/2030 (A)	187,000	158,642
6.13%, 08/01/2028 (A)	240,000	224,857
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	280,000	251,533
4.00%, 03/15/2031 (A)	52,000	45,359
DaVita, Inc.
3.75%, 02/15/2031 (A)	154,000	126,816
4.63%, 06/01/2030 (A)	247,000	216,616
Encompass Health Corp.
4.50%, 02/01/2028	217,000	204,189
4.63%, 04/01/2031	5,000	4,488
4.75%, 02/01/2030	280,000	256,684
HCA, Inc.
3.50%, 09/01/2030	115,000	101,324
5.88%, 02/15/2026	166,000	166,044
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	367,000	387,361
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	197,000	182,284
Surgery Center Holdings, Inc.
7.25%, 04/15/2032 (A)	140,000	139,641
Tenet Healthcare Corp.
4.25%, 06/01/2029	244,000	223,094
5.13%, 11/01/2027	178,000	172,460
6.13%, 10/01/2028 - 06/15/2030	309,000	303,999
6.25%, 02/01/2027	117,000	116,626
		3,286,221
Hotel & Resort REITs - 1.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	174,000	167,150
7.50%, 06/01/2025 (A)	483,000	482,911
		650,061
Hotels, Restaurants & Leisure - 5.9%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	63,000	58,156
4.00%, 10/15/2030 (A)	238,000	205,528
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	706,000	642,613
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	606,000	569,369
5.38%, 05/01/2025 (A)	150,000	148,904
5.88%, 04/01/2029 (A)	120,000	118,407
6.13%, 04/01/2032 (A)	65,000	63,961
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	596,000	519,276
5.00%, 06/01/2029 (A)	214,000	195,038
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	312,000	306,052
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	$ 170,000	$ 153,113
6.60%, 10/01/2025	383,000	385,397
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)(F)	195,000	195,466
		3,561,280
Household Durables - 0.7%
Newell Brands, Inc.
4.88%, 06/01/2025	398,000	392,525
Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	233,000	201,509
Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
4.50%, 02/15/2028 (A)	166,000	155,024
5.00%, 02/01/2031 (A)	287,000	260,056
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	170,000	143,765
4.75%, 03/15/2028 (A)	916,000	863,675
		1,422,520
Insurance - 2.3%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	400,000	380,701
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	119,000	105,124
7.95%, 06/15/2033 (A)	176,000	190,425
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.69% (C) , 02/12/2067 (A)	191,000	169,513
HUB International Ltd.
7.25%, 06/15/2030 (A)	90,000	91,319
7.38%, 01/31/2032 (A)	50,000	49,539
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.94% (C) , 05/17/2066	243,000	185,982
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	216,000	217,155
		1,389,758
Internet & Catalog Retail - 0.8%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	70,000	69,956
8.00%, 11/01/2026 (A)	407,000	410,090
		480,046
IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	231,000	209,055
Leisure Products - 0.8%
Amer Sports Co.
6.75%, 02/16/2031 (A)	461,000	453,353
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 4.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	$ 920,000	$ 890,841
6.38%, 06/15/2030 (A)	31,000	30,760
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	268,000	274,369
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)	60,000	45,125
Madison IAQ LLC
4.13%, 06/30/2028 (A)	221,000	204,938
5.88%, 06/30/2029 (A)	430,000	398,577
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	309,000	317,466
Wabash National Corp.
4.50%, 10/15/2028 (A)	647,000	580,408
		2,742,484
Media - 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	147,000	114,047
4.50%, 06/01/2033 (A)	40,000	30,079
4.75%, 02/01/2032 (A)	479,000	376,448
5.00%, 02/01/2028 (A)	175,000	159,442
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028 (A)(B)	69,000	58,413
9.00%, 09/15/2028 (A)	286,000	294,167
CSC Holdings LLC
4.50%, 11/15/2031 (A)	418,000	265,206
5.75%, 01/15/2030 (A)	501,000	220,005
Gray Television, Inc.
4.75%, 10/15/2030 (A)	455,000	274,599
5.38%, 11/15/2031 (A)	376,000	225,840
7.00%, 05/15/2027 (A)(B)	62,000	56,343
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)(B)	150,000	110,050
6.38%, 05/01/2026	555,000	468,943
8.38%, 05/01/2027	283,000	151,915
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	600,000	500,327
6.75%, 10/15/2027 (A)	180,000	166,557
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)	23,000	20,415
5.63%, 07/15/2027 (A)	317,000	298,021
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	60,000	55,905
4.13%, 07/01/2030 (A)	473,000	401,596
TEGNA, Inc.
4.63%, 03/15/2028	460,000	417,134
4.75%, 03/15/2026 (A)	34,000	32,830
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	245,000	236,510
7.38%, 06/30/2030 (A)	9,000	8,624
8.00%, 08/15/2028 (A)	72,000	71,917
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	674,000	569,267
		5,584,600
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 4.2%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	$ 185,000	$ 180,866
Enviri Corp.
5.75%, 07/31/2027 (A)	812,000	759,611
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	245,000	247,499
8.50%, 05/01/2030 (A)	140,000	143,412
9.25%, 10/01/2028 (A)	26,000	27,268
New Gold, Inc.
7.50%, 07/15/2027 (A)	563,000	558,616
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	39,266
3.88%, 08/15/2031 (A)	12,000	10,162
4.75%, 01/30/2030 (A)	658,000	602,040
		2,568,740
Mortgage Real Estate Investment Trusts - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	127,000	124,929
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Operating LP
5.38%, 07/15/2025	77,000	76,618
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	225,000	215,660
		292,278
Paper & Forest Products - 0.4%
Glatfelter Corp.
4.75%, 11/15/2029 (A)	279,000	234,378
Personal Care Products - 0.7%
Coty, Inc.
5.00%, 04/15/2026 (A)	221,000	216,712
6.50%, 04/15/2026 (A)	95,000	94,982
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	86,000	86,071
		397,765
Pharmaceuticals - 0.9%
Grifols SA
4.75%, 10/15/2028 (A)(B)	462,000	373,130
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031 (A)	212,000	183,302
		556,432
Professional Services - 0.3%
Gartner, Inc.
3.75%, 10/01/2030 (A)	53,000	46,124
4.50%, 07/01/2028 (A)	159,000	149,530
		195,654
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.5%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	$ 148,000	$ 145,966
8.88%, 09/01/2031 (A)	144,000	149,464
		295,430
Software - 1.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	36,000	31,633
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)(F)	200,000	200,293
MSCI, Inc.
3.63%, 09/01/2030 (A)	232,000	202,001
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	51,000	16,319
UKG, Inc.
6.88%, 02/01/2031 (A)	302,000	303,153
		753,399
Specialized REITs - 1.9%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,231
5.25%, 03/15/2028 (A)	684,000	654,385
7.00%, 02/15/2029 (A)	16,000	16,091
SBA Communications Corp.
3.13%, 02/01/2029	552,000	480,751
		1,164,458
Technology Hardware, Storage & Peripherals - 1.8%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	75,000	69,083
5.13%, 04/15/2029 (A)	267,000	245,350
5.25%, 10/01/2030 (A)	9,000	8,015
Western Digital Corp.
4.75%, 02/15/2026	784,000	762,062
		1,084,510
Wireless Telecommunication Services - 1.2%
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	891,000	743,595
Total Corporate Debt Securities (Cost $60,345,369)		58,972,448
LOAN ASSIGNMENT - 0.1%
Containers & Packaging - 0.1%
Trident TPI Holdings, Inc. Term Loan B6 3-Month Term SOFR + 4.00%, 9.30% (C), 09/15/2028	77,317	77,414
Total Loan Assignment (Cost $75,429)		77,414
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	1,405,908	$ 1,405,908
Total Other Investment Company (Cost $1,405,908)		1,405,908

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (G), dated 04/30/2024, to be repurchased at $779,861 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $795,553.	$ 779,807	779,807
Total Repurchase Agreement (Cost $779,807)		779,807
Total Investments (Cost $62,606,513)		61,235,577
Net Other Assets (Liabilities) - (1.1)%		(662,899)
Net Assets - 100.0%		$ 60,572,678
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$58,972,448	$—	$58,972,448
Loan Assignment	—	77,414	—	77,414
Other Investment Company	1,405,908	—	—	1,405,908
Repurchase Agreement	—	779,807	—	779,807
Total Investments	$1,405,908	$59,829,669	$—	$61,235,577
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $46,026,499, representing 76.0% of the
Fund’s net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,305,995, collateralized by cash collateral of $1,405,908 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $947,868. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at April 30, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $61,826,706) (including securities loaned of $2,305,995)	$60,455,770
Repurchase agreement, at value (cost $779,807)	779,807
Receivables and other assets:
Investments sold	353,494
Net income from securities lending	2,050
Interest	957,561
Tax reclaims	10,018
Prepaid expenses	280
Total assets	62,558,980
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,405,908
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	395,000
Dividends and/or distributions	123,366
Shares of beneficial interest redeemed	230
Investment management fees	22,718
Transfer agent fees	506
Trustee and CCO fees	180
Audit and tax fees	18,575
Custody fees	6,008
Legal fees	537
Printing and shareholder reports fees	133
Registration fees	8,712
Other accrued expenses	4,429
Total liabilities	1,986,302
Net assets	$60,572,678
Net assets consist of:
Paid-in capital	$63,450,470
Total distributable earnings (accumulated losses)	(2,877,792)
Net assets	$60,572,678
Net assets by class:
Class I	$1,079,262
Class I2	59,482,620
Class R6	10,796
Shares outstanding (unlimited shares, no par value):
Class I	125,007
Class I2	6,863,072
Class R6	1,245
Net asset value per share: (A)
Class I	$8.63
Class I2	8.67
Class R6	8.67

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$2,101,270
Net income from securities lending	19,325
Total investment income	2,120,595
Expenses:
Investment management fees	166,327
Transfer agent fees:
Class I	573
Class I2	2,210
Trustee and CCO fees	1,163
Audit and tax fees	19,258
Custody fees	10,208
Legal fees	2,421
Printing and shareholder reports fees	1,119
Registration fees	27,230
Other	12,559
Total expenses before waiver and/or reimbursement and recapture	243,068
Expenses waived and/or reimbursed:
Class I	(767)
Class I2	(17,051)
Class R6	(3)
Recapture of previously waived and/or reimbursed fees:
Class I2	8
Net expenses	225,255
Net investment income (loss)	1,895,340
Net realized gain (loss) on:
Investments	(583,977)
Net change in unrealized appreciation (depreciation) on:
Investments	2,741,164
Net realized and change in unrealized gain (loss)	2,157,187
Net increase (decrease) in net assets resulting from operations	$4,052,527
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$1,895,340	$2,307,778
Net realized gain (loss)	(583,977)	(721,840)
Net change in unrealized appreciation (depreciation)	2,741,164	(845,290)
Net increase (decrease) in net assets resulting from operations	4,052,527	740,648
Dividends and/or distributions to shareholders:
Class I	(34,682)	(63,090)
Class I2	(1,868,791)	(2,274,616)
Class R6 (A)	(338)	(417)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,903,811)	(2,338,123)
Capital share transactions:
Proceeds from shares sold:
Class I	42,595	36,038
Class I2	489,941	23,573,889
Class R6 (A)	—	10,000
	532,536	23,619,927
Dividends and/or distributions reinvested:
Class I	34,682	63,090
Class I2	1,191,361	2,116,332
Class R6 (A)	338	417
	1,226,381	2,179,839
Cost of shares redeemed:
Class I	(69,897)	(38,367)
Class I2	(76,205)	(3,686,312)
	(146,102)	(3,724,679)
Net increase (decrease) in net assets resulting from capital share transactions	1,612,815	22,075,087
Net increase (decrease) in net assets	3,761,531	20,477,612
Net assets:
Beginning of period/year	56,811,147	36,333,535
End of period/year	$60,572,678	$56,811,147
Capital share transactions - shares:
Shares issued:
Class I	4,901	4,131
Class I2	55,056	2,726,001
Class R6 (A)	—	1,159
	59,957	2,731,291
Shares reinvested:
Class I	3,959	7,326
Class I2	135,474	244,692
Class R6 (A)	38	48
	139,471	252,066
Shares redeemed:
Class I	(7,958)	(4,491)
Class I2	(8,914)	(424,455)
	(16,872)	(428,946)
Net increase (decrease) in shares outstanding:
Class I	902	6,966
Class I2	181,616	2,546,238
Class R6 (A)	38	1,207
	182,556	2,554,411

(A)	Class R6 commenced operations on March 1, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.31	$8.51	$10.09	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.27	0.51	0.39	0.33	0.08
Net realized and unrealized gain (loss)	0.32	(0.19)	(1.55)	0.24	(0.09)
Total investment operations	0.59	0.32	(1.16)	0.57	(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.52)	(0.40)	(0.38)	(0.09)
Net realized gains	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.27)	(0.52)	(0.42)	(0.38)	(0.09)
Net asset value, end of period/year	$8.63	$8.31	$8.51	$10.09	$9.90
Total return	7.14%(C)	3.70%	(11.73)%	5.76%	(0.08)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,079	$1,032	$997	$1,130	$999
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90%(D)	1.01%	1.25%	1.50%	2.02%(D)
Including waiver and/or reimbursement and recapture	0.77%(D)(E)	0.76%(E)	0.77%(E)(F)	0.77%(F)	0.77%(D)(F)
Net investment income (loss) to average net assets	6.29%(D)	5.94%	4.16%	3.29%	3.09%(D)
Portfolio turnover rate	11%(C)	21%	20%	37%	3%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.085% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.08% of the sub-transfer agency fees and certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.35	$8.55	$10.09	$9.90	$10.00
Investment operations:
Net investment income (loss) (B)	0.28	0.52	0.39	0.34	0.08
Net realized and unrealized gain (loss)	0.32	(0.20)	(1.51)	0.23	(0.09)
Total investment operations	0.60	0.32	(1.12)	0.57	(0.01)
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.52)	(0.40)	(0.38)	(0.09)
Net realized gains	—	—	(0.02)	—	—
Total dividends and/or distributions to shareholders	(0.28)	(0.52)	(0.42)	(0.38)	(0.09)
Net asset value, end of period/year	$8.67	$8.35	$8.55	$10.09	$9.90
Total return	7.14%(C)	3.73%	(11.31)%	5.78%	(0.08)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,483	$55,769	$35,337	$20,088	$18,990
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81%(D)	0.91%	1.15%	1.40%	1.92%(D)
Including waiver and/or reimbursement and recapture	0.75%(D)	0.75%	0.75%	0.75%	0.75%(D)
Net investment income (loss) to average net assets	6.31%(D)	5.99%	4.28%	3.31%	3.11%(D)
Portfolio turnover rate	11%(C)	21%	20%	37%	3%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.35	$8.63
Investment operations:
Net investment income (loss) (B)	0.27	0.34
Net realized and unrealized gain (loss)	0.33	(0.27)
Total investment operations	0.60	0.07
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.35)
Net asset value, end of period/year	$8.67	$8.35
Total return (C)	7.13%	0.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.81%	0.91%
Including waiver and/or reimbursement and recapture	0.75%	0.75%
Net investment income (loss) to average net assets (D)	6.31%	5.98%
Portfolio turnover rate	11%(C)	21%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2024. Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,405,908	$—	$—	$—	$1,405,908
Total Borrowings	$1,405,908	$—	$—	$—	$1,405,908
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Environmental, social and governance (“ESG”) investing risk: Applying ESG criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Applying ESG criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of ESG criteria to the sub-adviser’s investment process may vary significantly
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
across issuers, asset classes, industries and sectors. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s ESG practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The sub-adviser’s ESG assessment of a company may differ from that of other funds or investors. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its ESG strategy.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Fund.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$20,794,600	34.33%
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	0.85%	March 1, 2025
Class I2, Class R6	0.75	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class I	$2,336	$4,296	$1,843	$300	$8,775
Class I2	42,352	84,447	64,597	17,051	208,447
Class R6	—	—	11	3	14

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.085% of the transfer agency fees on Class I shares through March 1, 2025.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,773	$503
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$9,309,442	$—	$6,349,588	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$62,606,513	$694,055	$(2,064,991)	$(1,370,936)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA HY ESG 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica High Yield Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica High Yield Muni

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,096.80	$4.74	$1,020.30	$4.57	0.91%
Class C	1,000.00	1,093.50	7.86	1,017.40	7.57	1.51
Class I	1,000.00	1,097.80	3.96	1,021.10	3.82	0.76
Class I2	1,000.00	1,098.10	3.70	1,021.30	3.57	0.71

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

(unaudited)

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	85.0%
Short-Term U.S. Government Obligation	9.7
Repurchase Agreement	3.2
U.S. Government Obligations	3.1
Corporate Debt Security	0.1
Net Other Assets (Liabilities)	(1.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	14.84
Duration †	8.67

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	12.8%
AAA	3.2
AA	11.5
A	4.2
BBB	11.6
BB	7.4
Not Rated	50.4
Net Other Assets (Liabilities)	(1.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 85.0%
Alabama - 1.4%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	$ 970,000	$ 1,023,099
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	240,000	240,221
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	400,000	427,708
		1,691,028
Arizona - 4.6%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	170,000	145,922
Series A,
5.00%, 07/01/2027 - 07/01/2031	320,000	333,173
Series B,
5.00%, 07/01/2028	80,000	81,593
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A)(B)	375,000	376,053
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,260,000	1,985,672
Series A,
7.00%, 11/15/2057 (A)	750,000	794,886
Maricopa County Elementary School District No. 62, General Obligation Unlimited,
Series A, AGM,
5.50%, 07/01/2043	185,000	208,212
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	110,981
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
4.00%, 12/01/2056	2,130,000	1,569,040
		5,605,532
California - 3.5%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	40,000	40,890
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	130,000	107,073
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	750,000	566,704
Series A,
5.50%, 06/01/2038 (A)	600,000	603,793
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 06/15/2049 (A)	$ 225,000	$ 202,968
California School Finance Authority, Revenue Bonds,
Series A,
5.88%, 06/01/2053 (A)	700,000	705,633
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	35,000	35,773
Colton Joint Unified School District, General Obligation Unlimited,
Series F, BAM,
Zero Coupon, 08/01/2041	330,000	158,251
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	4,000,000	404,512
San Pablo Redevelopment Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 06/15/2024	1,160,000	1,161,167
Sierra View Local Health Care District, Revenue Bonds,
4.00%, 07/01/2025	170,000	169,292
Washington Township Health Care District, Revenue Bonds,
Series A,
5.75%, 07/01/2053	125,000	131,579
		4,287,635
Colorado - 14.8%
Access 25 Metropolitan District No. 2, General Obligation Limited,
6.75%, 12/01/2053 (A)	1,000,000	1,035,573
Arista Metropolitan District, General Obligation Limited,
Series A, BAM,
4.25%, 12/01/2043	400,000	393,560
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	886,187
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
5.00%, 12/01/2035	525,000	505,909
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,075,000	910,171
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
3.00%, 01/15/2028	115,000	108,927
Series A,
5.00%, 06/01/2054	300,000	296,652
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	$ 1,000,000	$ 982,739
Colorado Science & Technology Park Metropolitan District No. 1, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2054	625,000	655,965
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	500,218
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	400,000	404,685
Glen Metropolitan District No. 1, General Obligation Limited,
BAM,
2.00%, 12/01/2030	145,000	123,615
Glen Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
2.00%, 12/01/2030	415,000	371,813
Green Gables Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2038	610,000	643,800
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,313,773
Littleton Village Metropolitan District No. 2, General Obligation Limited,
AGM,
4.38%, 12/01/2043	175,000	170,786
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	951,035
Peak Metropolitan District No. 3, General Obligation Limited,
7.50%, 12/01/2052	500,000	499,100
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,216,815
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	1,030,000	827,871
South Maryland Creek Ranch Metropolitan District, General Obligation Limited,
AGM,
5.00%, 12/01/2048	400,000	413,508
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Transport Metropolitan District No. 3, General Obligation Limited, (continued)
4.13%, 12/01/2031	$ 500,000	$ 450,679
5.00%, 12/01/2041	1,365,000	1,153,926
Verve Metropolitan District No. 1, General Obligation Limited,
6.75%, 12/01/2052	1,000,000	939,438
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	1,700,000	1,458,063
		18,214,808
Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series L-1,
4.00%, 07/01/2027	135,000	135,365
Series M,
4.00%, 07/01/2039 - 07/01/2041	1,005,000	939,729
		1,075,094
Delaware - 2.3%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	550,000	550,345
Series B,
5.25%, 11/15/2053	1,500,000	1,529,869
Town of Bridgeville, Special Tax,
5.63%, 07/01/2053 (A)(C)	750,000	776,680
		2,856,894
District of Columbia - 0.3%
District of Columbia, Revenue Bonds,
5.00%, 07/01/2049	215,000	214,011
Series B,
5.00%, 07/01/2048	160,000	160,890
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	23,277
		398,178
Florida - 8.8%
Capital Projects Finance Authority, Revenue Bonds,
6.63%, 06/15/2059 (A)	445,000	445,593
Capital Trust Agency, Inc., Revenue Bonds,
Series A,
5.00%, 01/01/2056 (A)	450,000	360,300
City of Pompano Beach, Revenue Bonds,
2.88%, 09/01/2026	20,000	19,130
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,475,000	1,372,948
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2045	215,000	177,832
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Development Finance Corp., Revenue Bonds, (continued)
5.13%, 06/01/2040 (A)	$ 400,000	$ 354,370
Fixed until 07/15/2028,
12.00% (D), 07/15/2032 (A)(C)	1,000,000	1,030,000
Series A,
4.00%, 06/01/2030	1,000,000	936,394
5.00%, 06/01/2040	830,000	765,122
Series B,
7.38%, 01/01/2049 (A)	2,230,000	2,386,040
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
1.65%, 01/01/2033	255,000	201,419
2.00%, 07/01/2032	75,000	62,287
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	650,000	608,967
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2031 - 11/01/2052	445,000	451,148
Series B,
4.00%, 11/15/2041	500,000	470,475
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	373,500
5.00%, 06/01/2056 (A)	1,000,000	836,058
		10,851,583
Georgia - 3.8%
DeKalb County Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2040 - 06/01/2055	1,510,000	1,482,909
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	3,710,000	3,183,933
		4,666,842
Idaho - 1.8%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 05/01/2035	450,000	445,173
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,759,814
		2,204,987
Illinois - 3.5%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 12/01/2042	410,000	409,396
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	135,000	148,245
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	$ 271,000	$ 275,128
Illinois Finance Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2049	975,000	715,401
5.63%, 08/01/2053 (A)	250,000	259,926
St. Clair County Community Unit School District No. 187, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2044	250,000	263,857
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	21,154	21,816
7.35%, 07/01/2035	17,143	18,079
Village of Bolingbrook, General Obligation Unlimited,
Series A,
4.00%, 01/01/2027	135,000	133,033
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	307,721
5.23%, 12/01/2024	500,000	495,009
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,500,000	1,275,161
		4,322,772
Indiana - 0.3%
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	330,000	367,820
Iowa - 0.1%
Lake Panorama Improvement Zone, Tax Allocation,
AGM,
5.85%, 06/01/2038	105,000	116,062
Kansas - 0.1%
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	115,000	98,346
Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,225,000	1,066,578
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	540,400
		1,606,978
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine - 0.0% (E)
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series C, AGM,
5.13%, 07/01/2052	$ 40,000	$ 41,563
Maryland - 0.2%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	215,000	216,550
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2027	20,000	19,964
		236,514
Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	325,000	320,841
Michigan - 0.5%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	17,500,000	597,649
Minnesota - 0.7%
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	155,000	148,416
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	315,000	216,254
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	635,000	501,761
		866,431
Nebraska - 0.8%
City of Blair Water System Revenue, Revenue Bonds,
6.10%, 05/15/2027	1,000,000	981,211
Nevada - 0.1%
Carson City, Revenue Bonds,
Series A,
5.00%, 09/01/2037	155,000	157,543
New Jersey - 0.9%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	500,000	225,000
5.13%, 12/01/2045 (F)(G)	30,000	13,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	760,000	722,356
Series B,
6.50%, 04/01/2031 (B)	10,000	10,092
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Passaic County Improvement Authority, Revenue Bonds,
5.50%, 07/01/2058	$ 150,000	$ 150,936
		1,121,884
New Mexico - 0.6%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	800,000	758,008
New York - 4.5%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	190,000	175,410
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056 (A)	350,000	260,689
5.00%, 12/01/2051 (A)	750,000	647,603
New York City Industrial Development Agency, Revenue Bonds,
FGIC, CPI-YoY + 0.89%,
4.04% (D), 03/01/2027	20,000	19,749
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	24,069
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	100,830
New York State Thruway Authority, Revenue Bonds,
Series J,
5.00%, 01/01/2027	1,000,000	1,000,300
Oneida Indian Nation of New York, Revenue Bonds,
Series B,
6.00%, 09/01/2043 (A)	725,000	765,193
Suffolk Regional Off-Track Betting Co., Revenue Bonds,
6.00%, 12/01/2053	1,000,000	1,009,403
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	53,283
Westchester County Local Development Corp., Revenue Bonds,
AGM,
5.00%, 11/01/2047	615,000	650,413
5.75%, 11/01/2048	515,000	581,153
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	215,000	203,734
		5,491,829
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.0% (E)
North Carolina Medical Care Commission, Revenue Bonds,
Series C,
3.00%, 10/01/2036	$ 25,000	$ 21,876
4.00%, 10/01/2031	30,000	30,095
		51,971
North Dakota - 1.8%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2035 - 12/01/2051	1,785,000	1,607,593
Series A,
4.00%, 12/01/2047	130,000	107,797
Series A, AGM,
5.00%, 12/01/2043 - 12/01/2048	440,000	453,102
		2,168,492
Ohio - 3.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-3, Class 2,
Zero Coupon, 06/01/2057	13,000,000	1,284,757
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,004
Columbus-Franklin County Finance Authority, Revenue Bonds,
Series 2019-E,
4.00%, 05/15/2049	795,000	716,484
County of Hamilton, Revenue Bonds,
Series A,
5.25%, 01/01/2038	1,000,000	1,013,823
Louisville Public Library, Revenue Bonds,
5.50%, 12/01/2048	260,000	273,591
Ohio Air Quality Development Authority, Revenue Bonds,
2.88%, 02/01/2026	145,000	138,987
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.00%, 01/01/2028 - 01/01/2032	140,000	145,422
5.38%, 12/01/2052	720,000	701,757
West Holmes Local School District, Certificate of Participation,
BAM,
5.25%, 12/01/2053	60,000	63,596
		4,358,421
Oklahoma - 1.0%
Creek County Educational Facilities Authority, Revenue Bonds,
BAM,
4.13%, 09/01/2048	810,000	776,837
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2032	410,000	421,266
		1,198,103
Oregon - 0.9%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2057	740,000	545,066
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	$ 725,000	$ 555,620
		1,100,686
Pennsylvania - 1.9%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	520,000	460,285
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2041	150,000	129,719
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	2,000,000	1,726,529
4.13%, 12/31/2038	55,000	50,942
		2,367,475
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds,
Series UU, AGM,
5.00%, 07/01/2024	110,000	110,000
Rhode Island - 0.2%
City of Providence, General Obligation Unlimited,
Series A,
5.00%, 01/15/2025	240,000	241,644
South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	350,000	348,415
Tennessee - 1.8%
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.50%, 07/01/2059	1,500,000	1,600,794
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
4.00%, 06/01/2051 (A)	750,000	604,685
		2,205,479
Texas - 4.0%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	500,000	439,991
City of Aubrey, Special Assessment,
BAM,
5.00%, 09/01/2045	155,000	163,946
City of El Paso, General Obligation Limited,
5.00%, 08/15/2024	1,045,000	1,048,319
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	$ 448,000	$ 383,967
4.25%, 09/15/2051 (A)	514,000	412,478
Harris County Municipal Utility District No. 165, General Obligation Unlimited,
3.10%, 03/01/2034	50,000	45,028
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 01/01/2029	300,000	274,510
5.00%, 01/01/2047 - 01/01/2055	1,000,000	797,878
Tri-County Behavioral Healthcare, Revenue Bonds,
4.00%, 11/01/2049 - 11/01/2054	1,330,000	1,135,823
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	217,115
		4,919,055
Utah - 1.2%
Downtown East Streetcar Sewer Public Infrastructure District, General Obligation Limited,
6.00%, 03/01/2053 (A)	1,500,000	1,421,080
Virginia - 3.3%
Danville Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 10/01/2027	60,000	56,087
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	255,000	254,289
Isle Wight County Industrial Development Authority, Revenue Bonds,
AGM,
4.75%, 07/01/2053	700,000	714,786
5.25%, 07/01/2048	830,000	892,028
James City County Economic Development Authority, Revenue Bonds,
Series A,
6.88%, 12/01/2058	1,500,000	1,623,993
Virginia Small Business Financing Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2027	50,000	50,831
Williamsburg Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2053	485,000	517,579
		4,109,593
Washington - 2.2%
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2044	600,000	639,536
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds,
6.38%, 07/01/2063 (A)	$ 1,875,000	$ 2,017,902
		2,657,438
Wisconsin - 6.7%
Public Finance Authority, Revenue Bonds,
6.38%, 07/01/2043 (A)	230,000	236,136
6.63%, 07/01/2053 (A)	500,000	513,819
6.75%, 07/01/2058 (A)	520,000	536,575
Series A,
4.00%, 07/01/2051	110,000	83,416
4.25%, 12/01/2051 (A)	1,500,000	1,185,288
5.00%, 06/15/2049 (A)	90,000	82,642
6.75%, 06/01/2062 (A)	650,000	638,568
Public Finance Authority, Tax Allocation,
Series A,
5.00%, 06/01/2041 (A)	1,500,000	1,492,921
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2051 - 12/01/2056	1,200,000	842,051
5.00%, 08/01/2039	450,000	346,720
5.75%, 08/15/2059	500,000	502,263
Series A,
5.13%, 04/01/2057	2,280,000	1,790,240
		8,250,639
Total Municipal Government Obligations (Cost $115,216,691)		104,446,523
U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury - 3.1%
U.S. Treasury Bonds
4.50%, 02/15/2044	3,000,000	2,845,781
4.75%, 11/15/2043	1,000,000	980,156
Total U.S. Government Obligations (Cost $4,029,401)		3,825,937
CORPORATE DEBT SECURITY - 0.1%
Commercial Services & Supplies - 0.1%
Wildflower Improvement Association
6.63%, 03/01/2031 (A)(B)	141,915	133,882
Total Corporate Debt Security (Cost $139,994)		133,882
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 9.7%
U.S. Treasury Bills 5.31% (H), 06/25/2024	12,000,000	11,903,246
Total Short-Term U.S. Government Obligation (Cost $11,903,668)		11,903,246
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp.,
2.50% (H), dated 04/30/2024, to be
repurchased at $3,868,346 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$3,945,610.
$ 3,868,077	$ 3,868,077
Total Repurchase Agreement (Cost $3,868,077)	3,868,077
Total Investments (Cost $135,157,831)	124,177,665
Net Other Assets (Liabilities) - (1.1)%	(1,314,097)
Net Assets - 100.0%	$ 122,863,568
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$104,446,523	$—	$104,446,523
U.S. Government Obligations	—	3,825,937	—	3,825,937
Corporate Debt Security	—	133,882	—	133,882
Short-Term U.S. Government Obligation	—	11,903,246	—	11,903,246
Repurchase Agreement	—	3,868,077	—	3,868,077
Total Investments	$—	$124,177,665	$—	$124,177,665
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $32,316,374, representing 26.3% of the
Fund’s net assets.

(B)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	$20,062	$20,004	0.0%(E)
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	375,006	376,053	0.3
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds, Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,092	0.0 (E)
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	139,994	133,882	0.1
			$545,597	$540,031	0.4%

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2024, the value of this security is
$238,500, representing 0.2% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Rate disclosed reflects the yield at April 30, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $131,289,754)	$120,309,588
Repurchase agreement, at value (cost $3,868,077)	3,868,077
Receivables and other assets:
Investments sold	169,153
Net income from securities lending	357
Shares of beneficial interest sold	437,925
Interest	1,832,419
Prepaid expenses	464
Total assets	126,617,983
Liabilities:
Payables and other liabilities:
Investments purchased	1,756,891
When-issued, delayed-delivery, forward and TBA commitments purchased	1,730,020
Dividends and/or distributions	4,120
Shares of beneficial interest redeemed	152,290
Investment management fees	54,253
Distribution and service fees	10,200
Transfer agent fees	10,445
Trustee and CCO fees	302
Audit and tax fees	21,853
Custody fees	8,922
Legal fees	97
Printing and shareholder reports fees	1,197
Registration fees	3,740
Other accrued expenses	85
Total liabilities	3,754,415
Net assets	$122,863,568
Net assets consist of:
Paid-in capital	$153,928,946
Total distributable earnings (accumulated losses)	(31,065,378)
Net assets	$122,863,568
Net assets by class:
Class A	$15,716,488
Class C	7,254,915
Class I	99,880,771
Class I2	11,394
Shares outstanding (unlimited shares, no par value):
Class A	1,537,192
Class C	709,187
Class I	9,789,814
Class I2	1,115
Net asset value per share:
Class A	$10.22
Class C	10.23
Class I	10.20
Class I2	10.22
Maximum offering price per share: (A)
Class A	$10.56

(A)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$2,819,196
Net income from securities lending	833
Total investment income	2,820,029
Expenses:
Investment management fees	302,103
Distribution and service fees:
Class A	18,894
Class C	38,325
Transfer agent fees:
Class A	4,119
Class C	2,813
Class I	46,361
Trustee and CCO fees	2,122
Audit and tax fees	21,944
Custody fees	11,801
Legal fees	3,104
Printing and shareholder reports fees	3,727
Registration fees	37,256
Other	8,160
Total expenses before waiver and/or reimbursement and recapture	500,729
Expenses waived and/or reimbursed:
Class A	(7,774)
Class C	(10,016)
Class I	(18,555)
Recapture of previously waived and/or reimbursed fees:
Class A	821
Class C	17
Class I	38
Net expenses	465,260
Net investment income (loss)	2,354,769
Net realized gain (loss) on:
Investments	(1,046,233)
Net change in unrealized appreciation (depreciation) on:
Investments	8,226,993
Net realized and change in unrealized gain (loss)	7,180,760
Net increase (decrease) in net assets resulting from operations	$9,535,529
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,354,769	$4,369,284
Net realized gain (loss)	(1,046,233)	(10,762,887)
Net change in unrealized appreciation (depreciation)	8,226,993	11,799,038
Net increase (decrease) in net assets resulting from operations	9,535,529	5,405,435
Dividends and/or distributions to shareholders:
Class A	(311,923)	(646,263)
Class C	(135,663)	(312,507)
Class I	(1,906,057)	(3,409,835)
Class I2	(246)	(473)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,353,889)	(4,369,078)
Capital share transactions:
Proceeds from shares sold:
Class A	5,147,901	1,616,122
Class C	649,607	2,529,673
Class I	31,002,009	48,423,420
	36,799,517	52,569,215
Dividends and/or distributions reinvested:
Class A	290,781	603,660
Class C	135,432	311,165
Class I	1,903,643	3,401,840
Class I2	246	473
	2,330,102	4,317,138
Cost of shares redeemed:
Class A	(4,050,418)	(7,053,001)
Class C	(1,551,036)	(2,880,587)
Class I	(15,769,010)	(69,144,515)
	(21,370,464)	(79,078,103)
Automatic conversions:
Class A	620,763	574,360
Class C	(620,763)	(574,360)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	17,759,155	(22,191,750)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	20 (A)	—
	20	—
Net increase (decrease) in net assets	24,940,815	(21,155,393)
Net assets:
Beginning of period/year	97,922,753	119,078,146
End of period/year	$122,863,568	$97,922,753
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	500,927	161,591
Class C	63,268	252,575
Class I	3,034,671	4,835,969
	3,598,866	5,250,135
Shares reinvested:
Class A	28,167	60,329
Class C	13,120	31,106
Class I	184,786	341,007
Class I2	24	47
	226,097	432,489
Shares redeemed:
Class A	(393,237)	(703,150)
Class C	(151,316)	(287,553)
Class I	(1,554,998)	(6,964,770)
	(2,099,551)	(7,955,473)
Automatic conversions:
Class A	60,950	56,780
Class C	(60,923)	(56,757)
	27	23
Net increase (decrease) in shares outstanding:
Class A	196,807	(424,450)
Class C	(135,851)	(60,629)
Class I	1,664,459	(1,787,794)
Class I2	24	47
	1,725,439	(2,272,826)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.51	$9.47	$12.36	$11.59	$11.98	$11.34
Investment operations:
Net investment income (loss) (A)	0.21	0.42	0.34	0.35	0.38	0.42
Net realized and unrealized gain (loss)	0.71	0.04	(2.86)	0.78	(0.32)	0.64
Total investment operations	0.92	0.46	(2.52)	1.13	0.06	1.06
Contributions from affiliate	0.00 (B)(C)	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.42)	(0.34)	(0.36)	(0.41)	(0.42)
Net realized gains	—	—	(0.03)	—	—	—
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.21)	(0.42)	(0.37)	(0.36)	(0.45)	(0.42)
Net asset value, end of period/year	$10.22	$9.51	$9.47	$12.36	$11.59	$11.98
Total return (D)	9.68%(B)(E)	4.73%	(20.80)%	9.81%	0.60%	9.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,716	$12,746	$16,721	$29,316	$18,111	$22,116
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(F)	1.03%	1.01%(G)	0.98%(G)	1.07%(G)	1.04%(G)
Including waiver and/or reimbursement and recapture	0.91%(F)	0.91%	0.91%(G)	0.91%(G)	0.91%(G)	0.91%(G)
Net investment income (loss) to average net assets	4.13%(F)	4.20%	2.98%	2.86%	3.22%	3.63%
Portfolio turnover rate	44%(E)	69%	53%	96%	37%	54%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.52	$9.48	$12.38	$11.60	$11.99	$11.35
Investment operations:
Net investment income (loss) (A)	0.18	0.36	0.27	0.28	0.31	0.36
Net realized and unrealized gain (loss)	0.71	0.04	(2.87)	0.79	(0.32)	0.64
Total investment operations	0.89	0.40	(2.60)	1.07	(0.01)	1.00
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.36)	(0.27)	(0.29)	(0.35)	(0.36)
Net realized gains	—	—	(0.03)	—	—	—
Return of capital	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.18)	(0.36)	(0.30)	(0.29)	(0.38)	(0.36)
Net asset value, end of period/year	$10.23	$9.52	$9.48	$12.38	$11.60	$11.99
Total return (B)	9.35%(C)	4.11%	(21.32)%	9.24%	— %	8.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,255	$8,041	$8,587	$13,390	$11,731	$11,561
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.77%(D)	1.79%	1.74%(E)	1.73%(E)	1.82%(E)	1.81%(E)
Including waiver and/or reimbursement and recapture	1.51%(D)	1.51%	1.51%(E)	1.51%(E)	1.51%(E)	1.51%(E)
Net investment income (loss) to average net assets	3.54%(D)	3.60%	2.41%	2.28%	2.63%	3.05%
Portfolio turnover rate	44%(C)	69%	53%	96%	37%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the contingent deferred sales charge.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.49	$9.46	$12.36	$11.59	$12.00	$11.36
Investment operations:
Net investment income (loss) (A)	0.22	0.43	0.35	0.37	0.39	0.44
Net realized and unrealized gain (loss)	0.71	0.04	(2.86)	0.78	(0.33)	0.64
Total investment operations	0.93	0.47	(2.51)	1.15	0.06	1.08
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.44)	(0.36)	(0.38)	(0.43)	(0.44)
Net realized gains	—	—	(0.03)	—	—	—
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.44)	(0.39)	(0.38)	(0.47)	(0.44)
Net asset value, end of period/year	$10.20	$9.49	$9.46	$12.36	$11.59	$12.00
Total return	9.78%(D)	4.78%	(20.75)%(B)	9.98%	0.58%	9.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,882	$77,126	$93,760	$129,929	$62,566	$75,539
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.80%(E)	0.82%	0.77%(F)	0.77%(F)	0.86%(F)	0.84%(F)
Including waiver and/or reimbursement and recapture	0.76%(E)	0.76%	0.76%(F)	0.76%(F)	0.76%(F)	0.76%(F)
Net investment income (loss) to average net assets	4.28%(E)	4.34%	3.14%	3.00%	3.37%	3.79%
Portfolio turnover rate	44%(D)	69%	53%	96%	37%	54%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.51	$9.48	$12.38	$11.60	$12.00	$11.36
Investment operations:
Net investment income (loss) (A)	0.22	0.44	0.37	0.38	0.39	0.45
Net realized and unrealized gain (loss)	0.71	0.03	(2.87)	0.79	(0.31)	0.64
Total investment operations	0.93	0.47	(2.50)	1.17	0.08	1.09
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.44)	(0.37)	(0.39)	(0.44)	(0.45)
Net realized gains	—	—	(0.03)	—	—	—
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.22)	(0.44)	(0.40)	(0.39)	(0.48)	(0.45)
Net asset value, end of period/year	$10.22	$9.51	$9.48	$12.38	$11.60	$12.00
Total return	9.81%(B)	4.87%	(20.65)%	10.17%	0.77%	9.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$10	$10	$12	$11	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(C)	0.72%	0.68%(D)	0.68%(D)	0.75%(D)	0.73%(D)
Including waiver and/or reimbursement and recapture	0.71%(C)	0.72%	0.68%(D)	0.68%(D)	0.75%(D)	0.73%(D)
Net investment income (loss) to average net assets	4.35%(C)	4.40%	3.28%	3.11%	3.39%	3.83%
Portfolio turnover rate	44%(B)	69%	53%	96%	37%	54%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$12,286	0.01%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.54%
Over $500 million up to $1 billion	0.53
Over $1 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.01%	March 1, 2025
Class C	1.76	March 1, 2025
Class I	0.76	March 1, 2025
Class I2	0.73	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$9,986	$8,775	$216	$18,977
Class C	500	2,698	3,312	435	6,945
Class I	16,569	47,178	54,491	18,555	136,793

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2025
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$3,179	$—
Class C	—	1,375
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$52,398	$10,215
Brokerage commissions: The Fund incurred $0 brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica High Yield Muni

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$49,500,660	$8,262,286	$40,608,475	$3,913,740
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$135,157,831	$1,263,330	$(12,243,496)	$(10,980,166)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA HYM 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Inflation Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Inflation Opportunities

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,040.40	$4.57	$1,020.40	$4.52	0.90%
Class C	1,000.00	1,037.30	8.66	1,016.40	8.57	1.71
Class I	1,000.00	1,044.30	3.20	1,021.70	3.17	0.63
Class I2	1,000.00	1,042.30	2.69	1,022.20	2.66	0.53
Class I3	1,000.00	1,042.30	2.69	1,022.20	2.66	0.53
Class R	1,000.00	1,040.00	5.07	1,019.90	5.02	1.00
Class R4	1,000.00	1,041.90	3.30	1,021.60	3.27	0.65
Class R6	1,000.00	1,042.30	2.69	1,022.20	2.66	0.53

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	75.5%
Corporate Debt Securities	16.2
Foreign Government Obligations	6.4
Asset-Backed Security	0.6
Short-Term Investment Companies	0.5
Other Investment Company	0.1
Net Other Assets (Liabilities) ^	0.7
Total	100.0%

Fund Characteristics	Years
Average Maturity §	7.94
Duration †	6.61

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	80.1%
AAA	0.6
A	3.2
BBB	11.9
BB	1.6
Not Rated	1.9
Net Other Assets (Liabilities)	0.7
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 75.5%
U.S. Treasury - 0.8%
U.S. Treasury Notes
4.00%, 02/15/2034	$ 1,500,000	$ 1,419,844
		1,419,844
U.S. Treasury Inflation-Protected Securities - 74.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	4,694,182	2,568,187
0.25%, 02/15/2050	1,810,200	1,058,174
0.63%, 02/15/2043	2,914,898	2,119,848
0.75%, 02/15/2042 - 02/15/2045	9,294,578	6,953,335
1.00%, 02/15/2046	3,797,347	2,862,406
1.38%, 02/15/2044	2,862,224	2,381,238
1.50%, 02/15/2053	5,218,800	4,224,456
1.75%, 01/15/2028	1,925,287	1,882,440
2.00%, 01/15/2026	3,337,453	3,302,957
2.13%, 02/15/2040 - 02/15/2054	5,415,348	5,209,031
2.38%, 01/15/2025 - 01/15/2027	3,530,768	3,522,274
2.50%, 01/15/2029	2,601,035	2,625,136
3.38%, 04/15/2032	2,729,265	2,941,130
3.63%, 04/15/2028	911,183	953,233
3.88%, 04/15/2029	2,453,516	2,632,955
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2025 - 01/15/2032	24,468,431	22,495,496
0.25%, 01/15/2025 - 07/15/2029	6,113,082	5,840,792
0.38%, 07/15/2025 - 07/15/2027	14,506,163	13,858,897
0.50%, 01/15/2028	4,402,405	4,110,258
0.63%, 01/15/2026 - 07/15/2032	7,351,438	6,890,143
0.75%, 07/15/2028	4,140,667	3,894,155
0.88%, 01/15/2029	3,194,750	2,993,884
1.13%, 01/15/2033	1,354,054	1,230,728
1.25%, 04/15/2028	4,344,396	4,157,609
1.38%, 07/15/2033	10,522,274	9,764,068
1.63%, 10/15/2027	4,503,691	4,405,352
1.75%, 01/15/2034	504,670	481,379
2.38%, 10/15/2028	3,545,360	3,563,579
		128,923,140
Total U.S. Government Obligations (Cost $143,217,696)		130,342,984
CORPORATE DEBT SECURITIES - 16.2%
Aerospace & Defense - 0.3%
BAE Systems PLC
5.30%, 03/26/2034 (A)	423,000	411,411
Banks - 6.8%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 5.99% (B) , 05/16/2024 (C)	1,120,000	924,373
Banco Santander Chile
3.18%, 10/26/2031 (A)	752,000	644,782
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (B), 10/20/2032	$ 1,039,000	$ 838,362
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,264,000	1,171,216
CPI-YoY + 1.10%, 4.58% (B) , 11/19/2024	1,000,000	984,800
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (B), 11/03/2032	923,000	739,710
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.24% (B) , 01/15/2027 (A)	269,000	258,609
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	1,119,000	917,384
Fixed until 01/18/2028, 6.72% (B), 01/18/2029	500,000	509,758
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	1,628,000	1,303,310
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (B), 03/09/2044	202,000	206,712
Fixed until 11/03/2032, 8.11% (B), 11/03/2033	779,000	868,255
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (B), 06/01/2042 (A)	430,000	308,486
Lloyds Banking Group PLC
Fixed until 03/06/2028, 5.87% (B), 03/06/2029	203,000	203,262
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74% (B), 05/27/2031	830,000	826,905
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	315,000	243,000
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	781,000	641,215
UBS Group AG
Fixed until 01/12/2033, 5.96% (B), 01/12/2034 (A)	200,000	198,466
		11,788,605
Chemicals - 0.8%
Albemarle Corp.
5.65%, 06/01/2052 (D)	1,074,000	931,852
Dow Chemical Co.
5.60%, 02/15/2054	133,000	125,762
Eastman Chemical Co.
5.75%, 03/08/2033	393,000	388,321
		1,445,935
Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	1,121,000	898,070
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Synchrony Financial
2.88%, 10/28/2031	$ 462,000	$ 364,847
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	214,000	204,779
Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	781,000	740,090
Hotels, Restaurants & Leisure - 0.5%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	1,155,000	884,123
Insurance - 1.2%
Enstar Group Ltd.
3.10%, 09/01/2031	939,000	748,212
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.69% (B) , 02/12/2067	1,385,000	1,229,188
		1,977,400
Metals & Mining - 1.9%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033	75,000	71,912
Glencore Funding LLC
2.63%, 09/23/2031 (A)	685,000	554,752
2.85%, 04/27/2031 (A)	1,082,000	897,039
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041 (A)	446,000	438,199
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	1,472,000	1,299,987
		3,261,889
Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.
4.25%, 01/15/2030	1,252,000	1,151,869
Diamondback Energy, Inc.
5.40%, 04/18/2034	607,000	590,127
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	1,128,000	1,038,610
Energy Transfer LP
4.95%, 05/15/2028	526,000	511,962
5.35%, 05/15/2045	210,000	184,167
3-Month Term SOFR + 4.29%, 9.60% (B) , 05/16/2024 (C)	1,066,000	1,066,099
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.70% (B) , 05/31/2024 (C)	133,000	131,078
Enterprise Products Operating LLC
3.70%, 01/31/2051	676,000	486,405
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	375,000	351,748
Marathon Oil Corp.
5.30%, 04/01/2029	158,000	154,913
		5,666,978
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
6.20%, 06/15/2030 (A)	$ 336,000	$ 342,448
Total Corporate Debt Securities (Cost $30,056,116)		27,986,575
FOREIGN GOVERNMENT OBLIGATIONS - 6.4%
Australia - 1.0%
Australia Government Bonds
2.50%, 09/20/2030	AUD 1,750,000	1,700,045
France - 1.3%
France Republic Government Bonds OAT
0.70%, 07/25/2030	EUR 2,107,847	2,270,056
Japan - 3.6%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 949,182,250	6,220,586
Mexico - 0.5%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 1,037,000	795,447
Total Foreign Government Obligations (Cost $12,950,284)		10,986,134
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	1,025,000	1,002,616
Total Asset-Backed Security (Cost $998,934)		1,002,616

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 0.5%
Money Market Funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.25% (F)	857,859	857,859
Total Short-Term Investment Companies (Cost $857,859)		857,859
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	126,490	126,490
Total Other Investment Company (Cost $126,490)		126,490
Total Investments (Cost $188,207,379)		171,302,658
Net Other Assets (Liabilities) - 0.7%		1,238,777
Net Assets - 100.0%		$ 172,541,435
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	05/16/2024	USD	1,073,243	AUD	1,600,000	$36,237	$—
JPM	05/16/2024	USD	3,673,210	EUR	3,345,000	101,109	—
JPM	05/16/2024	USD	6,790,872	JPY	961,135,000	681,401	—
JPM	05/16/2024	USD	870,964	NZD	1,400,000	46,018	—
JPM	05/16/2024	EUR	1,270,000	USD	1,373,423	—	(17,199)
JPM	05/16/2024	JPY	121,135,000	USD	818,006	—	(48,010)
JPM	05/16/2024	NZD	1,400,000	USD	854,763	—	(29,817)
Total						$864,765	$(95,026)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$130,342,984	$—	$130,342,984
Corporate Debt Securities	—	27,986,575	—	27,986,575
Foreign Government Obligations	—	10,986,134	—	10,986,134
Asset-Backed Security	—	1,002,616	—	1,002,616
Short-Term Investment Companies	857,859	—	—	857,859
Other Investment Company	126,490	—	—	126,490
Total Investments	$984,349	$170,318,309	$—	$171,302,658
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$864,765	$—	$864,765
Total Other Financial Instruments	$—	$864,765	$—	$864,765
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(95,026)	$—	$(95,026)
Total Other Financial Instruments	$—	$(95,026)	$—	$(95,026)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $7,197,118, representing 4.2% of the Fund’s net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $123,854, collateralized by cash collateral of $126,490. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $3,970,101, representing 2.3%
of the Fund's net assets.

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPM	JPMorgan Chase Bank, N.A.
PORTFOLIO ABBREVIATION(S):
CPI-YoY	Consumer Price Index- Year Over Year
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $188,207,379) (including securities loaned of $123,854)	$171,302,658
Foreign currency, at value (cost $66,695)	65,558
Receivables and other assets:
Investments sold	1,220,383
Net income from securities lending	29
Shares of beneficial interest sold	4,776
Interest	682,902
Unrealized appreciation on forward foreign currency contracts	864,765
Prepaid expenses	773
Other assets	9,562
Total assets	174,151,406
Liabilities:
Cash collateral received upon return of:
Securities on loan	126,490
Payables and other liabilities:
Investments purchased	1,191,119
Shares of beneficial interest redeemed	110,593
Investment management fees	49,694
Distribution and service fees	3,433
Transfer agent fees	1,903
Trustee and CCO fees	971
Audit and tax fees	17,123
Custody fees	7,420
Legal fees	70
Printing and shareholder reports fees	2,294
Registration fees	1,342
Other accrued expenses	2,493
Unrealized depreciation on forward foreign currency contracts	95,026
Total liabilities	1,609,971
Net assets	$172,541,435
Net assets consist of:
Paid-in capital	$198,065,417
Total distributable earnings (accumulated losses)	(25,523,982)
Net assets	$172,541,435
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$1,858,201
Class C	188,903
Class I	5,328,841
Class I2	100,095,346
Class I3	58,040,887
Class R	6,070,537
Class R4	153,387
Class R6	805,333
Shares outstanding (unlimited shares, no par value):
Class A	198,296
Class C	20,737
Class I	562,872
Class I2	10,557,134
Class I3	6,121,838
Class R	648,025
Class R4	16,237
Class R6	84,928
Net asset value per share: (A)
Class A	$9.37
Class C	9.11
Class I	9.47
Class I2	9.48
Class I3	9.48
Class R	9.37
Class R4	9.45
Class R6	9.48
Maximum offering price per share: (B)
Class A	$9.84

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$2,102,527
Net income from securities lending	1,666
Withholding taxes on foreign income	(1,183)
Total investment income	2,103,010
Expenses:
Investment management fees	343,178
Distribution and service fees:
Class A	2,413
Class C	1,232
Class R	15,836
Class R4	749
Transfer agent fees:
Class A	1,122
Class C	301
Class I	2,695
Class I2	3,982
Class I3	2,236
Class R	92
Class R4	23
Class R6	20
Trustee and CCO fees	3,955
Audit and tax fees	20,667
Custody fees	15,570
Legal fees	4,008
Printing and shareholder reports fees	26,144
Registration fees	57,606
Other	10,176
Total expenses before waiver and/or reimbursement and recapture	512,005
Expenses waived and/or reimbursed:
Class A	(28)
Class C	(83)
Class I	(76)
Class I2	(5,546)
Class I3	(3,321)
Class R	(1,145)
Class R4	(421)
Class R6	(79)
Recapture of previously waived and/or reimbursed fees:
Class I3	207
Class R	10
Class R6	51
Net expenses	501,574
Net investment income (loss)	1,601,436
Net realized gain (loss) on:
Investments	(1,551,240)
Forward foreign currency contracts	29,641
Foreign currency transactions	20,123
Net realized gain (loss)	(1,501,476)
Net change in unrealized appreciation (depreciation) on:
Investments	7,847,019
Forward foreign currency contracts	131,015
Translation of assets and liabilities denominated in foreign currencies	(10,632)
Net change in unrealized appreciation (depreciation)	7,967,402
Net realized and change in unrealized gain (loss)	6,465,926
Net increase (decrease) in net assets resulting from operations	$8,067,362
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$1,601,436	$4,681,040
Net realized gain (loss)	(1,501,476)	(2,204,094)
Net change in unrealized appreciation (depreciation)	7,967,402	(573,227)
Net increase (decrease) in net assets resulting from operations	8,067,362	1,903,719
Dividends and/or distributions to shareholders:
Class A	(15,681)	(92,006)
Class C	(1,589)	(24,544)
Class I	(46,640)	(405,069)
Class I2	(1,011,622)	(5,298,282)
Class I3	(552,496)	—
Class R	(49,248)	—
Class R4	(5,461)	—
Class R6	(3,318)	(6,926)
Return of capital:
Class A	—	(4,337)
Class C	—	(902)
Class I	—	(17,913)
Class I2	—	(280,860)
Class R6	—	(344)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,686,055)	(6,131,183)
Capital share transactions:
Proceeds from shares sold:
Class A	7,160	7,544
Class C	108	24,496
Class I	703,538	2,913,833
Class I2	6,439,878	22,789,732
Class I3 (A)	845,075	108,958
Class R (A)	100,997	4,166
Class R4 (A)	41,559	18,032
Class R6	683,354	25,256
	8,821,669	25,892,017
Issued from fund acquisition:
Class I3 (A)	—	59,228,796
Class R (A)	—	6,538,885
Class R4 (A)	—	842,993
	—	66,610,674
Dividends and/or distributions reinvested:
Class A	15,681	96,343
Class C	1,589	25,446
Class I	46,640	422,982
Class I2	1,011,622	5,579,142
Class I3 (A)	552,496	—
Class R (A)	49,248	—
Class R4 (A)	5,461	—
Class R6	3,318	7,270
	1,686,055	6,131,183
Cost of shares redeemed:
Class A	(141,781)	(474,629)
Class C	(175,864)	(379,605)
Class I	(1,407,107)	(7,579,930)
Class I2	(22,686,565)	(15,335,441)
Class I3 (A)	(4,643,207)	(3,275)
Class R (A)	(477,079)	(344,240)
Class R4 (A)	(758,707)	(28,652)
Class R6	(6,869)	(53,963)
	(30,297,179)	(24,199,735)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Automatic conversions:
Class A	$33,941	$22,189
Class C	(33,941)	(22,189)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(19,789,455)	74,434,139
Net increase (decrease) in net assets	(13,408,148)	70,206,675
Net assets:
Beginning of period/year	185,949,583	115,742,908
End of period/year	$172,541,435	$185,949,583
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	773	792
Class C	11	2,626
Class I	73,598	304,470
Class I2	668,434	2,378,991
Class I3 (A)	87,957	11,868
Class R (A)	10,659	457
Class R4 (A)	4,373	1,968
Class R6	71,018	2,640
	916,823	2,703,812
Shares issued on fund acquisition:
Class I3 (A)	—	6,450,043
Class R (A)	—	719,913
Class R4 (A)	—	92,063
	—	7,262,019
Shares reinvested:
Class A	1,668	10,229
Class C	175	2,771
Class I	4,914	44,499
Class I2	106,372	586,023
Class I3 (A)	58,096	—
Class R (A)	5,241	—
Class R4 (A)	577	—
Class R6	348	763
	177,391	644,285
Shares redeemed:
Class A	(15,077)	(49,974)
Class C	(19,179)	(41,196)
Class I	(148,445)	(790,585)
Class I2	(2,356,375)	(1,614,271)
Class I3 (A)	(485,769)	(357)
Class R (A)	(50,333)	(37,912)
Class R4 (A)	(79,613)	(3,131)
Class R6	(718)	(5,591)
	(3,155,509)	(2,543,017)
Automatic conversions:
Class A	3,578	2,329
Class C	(3,679)	(2,392)
	(101)	(63)
Net increase (decrease) in shares outstanding:
Class A	(9,058)	(36,624)
Class C	(22,672)	(38,191)
Class I	(69,933)	(441,616)
Class I2	(1,581,569)	1,350,743
Class I3 (A)	(339,716)	6,461,554
Class R (A)	(34,433)	682,458
Class R4 (A)	(74,663)	90,900
Class R6	70,648	(2,188)
	(2,061,396)	8,067,036

(A)	Class I3, R and R4 commenced operations on October 27, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.08	$9.39	$11.09	$10.78	$10.26	$9.58
Investment operations:
Net investment income (loss) (A)	0.07	0.30	0.50	0.32	0.10	0.16
Net realized and unrealized gain (loss)	0.30	(0.17)	(1.80)	0.29	0.51	0.67
Total investment operations	0.37	0.13	(1.30)	0.61	0.61	0.83
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.24)	(0.37)	(0.30)	(0.09)	(0.15)
Net realized gains	—	(0.18)	(0.04)	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.08)	(0.44)	(0.41)	(0.30)	(0.09)	(0.15)
Net asset value, end of period/year	$9.37	$9.08	$9.39	$11.09	$10.78	$10.26
Total return (C)	4.04%(D)	1.32%	(11.94)%(B)	5.73%	5.99%	8.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,858	$1,883	$2,291	$1,430	$866	$778
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.90%(F)	1.08%	0.98%	1.02%	1.10%	1.07%
Including waiver and/or reimbursement and recapture	0.90%(F)(G)	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	1.44%(F)	3.18%	4.84%	2.90%	0.97%	1.59%
Portfolio turnover rate	13%(D)	43%	62%	48%	28%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.84	$9.15	$10.79	$10.52	$10.04	$9.41
Investment operations:
Net investment income (loss) (A)	0.03	0.23	0.43	0.25	0.05	0.08
Net realized and unrealized gain (loss)	0.29	(0.16)	(1.78)	0.26	0.47	0.66
Total investment operations	0.32	0.07	(1.35)	0.51	0.52	0.74
Contributions from affiliate	—	—	0.05 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.18)	(0.30)	(0.24)	(0.04)	(0.11)
Net realized gains	—	(0.18)	(0.04)	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.05)	(0.38)	(0.34)	(0.24)	(0.04)	(0.11)
Net asset value, end of period/year	$9.11	$8.84	$9.15	$10.79	$10.52	$10.04
Total return (C)	3.73%(D)	0.68%	(12.26)%(B)	4.89%	5.23%	7.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$189	$384	$747	$934	$562	$529
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.78%(F)	1.85%	1.72%	1.70%	1.80%	1.80%
Including waiver and/or reimbursement and recapture	1.71%(F)	1.71%	1.71%	1.72%	1.75%	1.75%
Net investment income (loss) to average net assets	0.62%(F)	2.44%	4.24%	2.37%	0.44%	0.80%
Portfolio turnover rate	13%(D)	43%	62%	48%	28%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.46%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.17	$9.46	$11.18	$10.86	$10.32	$9.63
Investment operations:
Net investment income (loss) (A)	0.08	0.35	0.53	0.37	0.16	0.18
Net realized and unrealized gain (loss)	0.31	(0.17)	(1.81)	0.29	0.49	0.68
Total investment operations	0.39	0.18	(1.28)	0.66	0.65	0.86
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.27)	(0.40)	(0.34)	(0.11)	(0.17)
Net realized gains	—	(0.18)	(0.04)	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.47)	(0.44)	(0.34)	(0.11)	(0.17)
Net asset value, end of period/year	$9.47	$9.17	$9.46	$11.18	$10.86	$10.32
Total return	4.20%(B)	1.86%	(11.73)%	6.08%	6.33%	8.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,329	$5,800	$10,169	$14,310	$5,897	$4,658
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.64%(D)	0.81%	0.72%	0.72%	0.82%	0.82%
Including waiver and/or reimbursement and recapture	0.63%(D)	0.65%	0.65%	0.65%	0.73%	0.75%
Net investment income (loss) to average net assets	1.75%(D)	3.62%	5.05%	3.31%	1.48%	1.80%
Portfolio turnover rate	13%(B)	43%	62%	48%	28%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.18	$9.49	$11.21	$10.88	$10.35	$9.65
Investment operations:
Net investment income (loss) (A)	0.08	0.34	0.53	0.35	0.15	0.19
Net realized and unrealized gain (loss)	0.31	(0.18)	(1.81)	0.32	0.49	0.68
Total investment operations	0.39	0.16	(1.28)	0.67	0.64	0.87
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.27)	(0.40)	(0.34)	(0.11)	(0.17)
Net realized gains	—	(0.18)	(0.04)	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.47)	(0.44)	(0.34)	(0.11)	(0.17)
Net asset value, end of period/year	$9.48	$9.18	$9.49	$11.21	$10.88	$10.35
Total return	4.23%(B)	1.66%	(11.66)%	6.16%	6.23%	9.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$100,095	$111,418	$102,380	$118,370	$86,849	$121,491
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54%(D)	0.71%	0.62%	0.63%	0.72%	0.71%
Including waiver and/or reimbursement and recapture	0.53%(D)	0.64%	0.62%	0.63%(E)	0.72%	0.71%
Net investment income (loss) to average net assets	1.78%(D)	3.53%	5.07%	3.15%	1.46%	1.86%
Portfolio turnover rate	13%(B)	43%	62%	48%	28%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.18	$9.18
Investment operations:
Net investment income (loss) (B)	0.09	0.04
Net realized and unrealized gain (loss)	0.30	(0.04)
Total investment operations	0.39	—
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	—
Net asset value, end of period/year	$9.48	$9.18
Total return (C)	4.23%	0.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$58,041	$59,308
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.54%	0.60%
Including waiver and/or reimbursement and recapture	0.53%	0.53%
Net investment income (loss) to average net assets (D)	1.84%	16.89%
Portfolio turnover rate	13%(C)	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.08	$9.08
Investment operations:
Net investment income (loss) (B)	0.06	0.04
Net realized and unrealized gain (loss)	0.30	(0.04)
Total investment operations	0.36	—
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	—
Net asset value, end of period/year	$9.37	$9.08
Total return (C)	4.00%	0.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,071	$6,194
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.04%	1.10%
Including waiver and/or reimbursement and recapture	1.00%	1.00%
Net investment income (loss) to average net assets (D)	1.34%	15.21%
Portfolio turnover rate	13%(C)	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.15	$9.15
Investment operations:
Net investment income (loss) (B)	0.02	0.04
Net realized and unrealized gain (loss)	0.36	(0.04)
Total investment operations	0.38	—
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	—
Net asset value, end of period/year	$9.45	$9.15
Total return (C)	4.19%	0.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$153	$832
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.79%	0.85%
Including waiver and/or reimbursement and recapture	0.65%	0.65%
Net investment income (loss) to average net assets (D)	0.35%	14.40%
Portfolio turnover rate	13% (C)	43%

(A)	Commenced operations on October 27, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.18	$9.49	$11.21	$10.89	$10.35	$9.66
Investment operations:
Net investment income (loss) (A)	0.11	0.34	0.56	0.35	0.16	0.19
Net realized and unrealized gain (loss)	0.28	(0.18)	(1.84)	0.31	0.49	0.67
Total investment operations	0.39	0.16	(1.28)	0.66	0.65	0.86
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.27)	(0.40)	(0.34)	(0.11)	(0.17)
Net realized gains	—	(0.18)	(0.04)	—	—	—
Return of capital	—	(0.02)	—	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.47)	(0.44)	(0.34)	(0.11)	(0.17)
Net asset value, end of period/year	$9.48	$9.18	$9.49	$11.21	$10.89	$10.35
Total return	4.23%(B)	1.65%	(11.66)%	6.07%	6.33%	8.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$805	$131	$156	$72	$59	$55
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.54%(D)	0.71%	0.62%	0.63%	0.72%	0.71%
Including waiver and/or reimbursement and recapture	0.53%(D)	0.64%	0.62%	0.63%(E)	0.72%	0.71%
Net investment income (loss) to average net assets	2.40%(D)	3.55%	5.41%	3.14%	1.47%	1.87%
Portfolio turnover rate	13%(B)	43%	62%	48%	28%	23%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Inflation Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Fund may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$126,490	$—	$—	$—	$126,490
Total Borrowings	$126,490	$—	$—	$—	$126,490
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at April 30, 2024 are listed within the Schedule of Investments.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$864,765	$—	$—	$—	$864,765
Total	$—	$864,765	$—	$—	$—	$864,765

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	$—	$(95,026)	$—	$—	$—	$(95,026)
Total	$—	$(95,026)	$—	$—	$—	$(95,026)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$29,641	$—	$—	$—	$29,641
Total	$—	$29,641	$—	$—	$—	$29,641
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$131,015	$—	$—	$—	$131,015
Total	$—	$131,015	$—	$—	$—	$131,015
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$8,422,198
Average contract amounts sold — in USD	19,850,424
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fundmay be required to pledge collateral on derivatives to a counterparty if the Fundis in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2024. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
JPMorgan Chase Bank, N.A.	$864,765	$(95,026)	$—	$769,739	$95,026	$(95,026)	$—	$—
Total	$864,765	$(95,026)	$—	$769,739	$95,026	$(95,026)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$159,065,949	92.19%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.380%
Over $500 million up to $750 million	0.375
Over $750 million	0.370
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A, Class R	1.00%	March 1, 2025
Class C	1.71	March 1, 2025
Class I, Class R4	0.65	March 1, 2025
Class I2, Class I3, Class R6	0.53	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$912	$2,027	$—	$2,939
Class C	—	—	776	83	859
Class I	4,166	10,911	12,849	—	27,926
Class I2	—	—	86,944	5,546	92,490
Class I3 (B)	—	—	268	3,321	3,589
Class R (B)	—	—	59	1,145	1,204
Class R4 (B)	—	—	19	421	440
Class R6	—	—	57	79	136

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Class commenced operations on October 27, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$28	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$10,316	$1,847
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$2,705,450	$20,079,363	$19,787,904	$17,894,132
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$188,207,379	$985,592	$(17,120,574)	$(16,134,982)
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Inflation Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
12. REORGANIZATION
Following the close of business on October 27, 2023, Inflation Opportunities acquired all of the net assets of Inflation-Protected Securities pursuant to a Plan of Reorganization. Inflation Opportunities is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Inflation Opportunities for shares of Inflation-Protected Securities outstanding following the close of business on October 27, 2023. The cost basis of the investments received from Inflation-Protected Securities was carried forward to align ongoing reporting of the Inflation Opportunities realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to Inflation-Protected Securities shareholders, along with the exchange ratio of the reorganization for Inflation Opportunities, were as follows:
Inflation- Protected Securities Class	Inflation- Protected Securities Shares	Inflation Opportunities Class	Inflation Opportunities Shares	Dollar Amount	Exchange Ratio(A)
Class I3	6,691,744	Class I3	6,450,043	$59,228,796	0.96
Class R	738,151	Class R	719,913	6,538,885	0.98
Class R4	95,064	Class R4	92,063	842,993	0.97

(A)	Calculated by dividing the Inflation Opportunities shares issuable by the Inflation-Protected Securities shares outstanding on October 27, 2023.
The net assets of Inflation-Protected Securities, including unrealized appreciation (depreciation), were combined with those of Inflation Opportunities. These amounts were as follows:
Inflation- Protected Securities Unrealized Appreciation (Depreciation)	Inflation- Protected Securities Net Assets	Inflation Opportunities Net Assets Prior to Reorganization	Net Assets After Reorganization
$(7,461,198)	$66,610,674	$120,659,435	$187,270,109
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA INFL OPS 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Intermediate Muni
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Intermediate Muni

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,071.90	$3.50	$1,021.50	$3.42	0.68%
Class C	1,000.00	1,068.70	6.64	1,018.40	6.47	1.29
Class I	1,000.00	1,073.70	2.53	1,022.40	2.46	0.49
Class I2	1,000.00	1,072.80	2.53	1,022.40	2.46	0.49

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

(unaudited)

Asset Allocation	Percentage of Net Assets
Municipal Government Obligations	91.9%
Repurchase Agreement	4.6
Short-Term U.S. Government Obligation	3.6
U.S. Government Obligation	0.9
Net Other Assets (Liabilities)	(1.0)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.41
Duration †	6.29

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	4.5%
AAA	7.1
AA	63.5
A	7.8
BBB	5.1
BB	0.5
Not Rated	12.5
Net Other Assets (Liabilities)	(1.0)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 91.9%
Alabama - 1.5%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2038 - 09/01/2039	$ 4,650,000	$ 4,937,797
City of Boaz Water & Sewer Revenue, Revenue Bonds,
4.50%, 09/01/2053 (A)	325,000	322,759
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AGM,
5.25%, 08/01/2053	650,000	687,413
5.50%, 08/01/2058	340,000	365,037
Madison Water & Wastewater Board, Revenue Bonds,
5.25%, 12/01/2048	620,000	680,614
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	2,350,000	2,512,787
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B, Fixed until 12/01/2031,
4.00% (C), 12/01/2051	7,050,000	6,899,710
		16,406,117
Arizona - 2.4%
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2044	2,545,000	2,417,825
5.25%, 11/01/2053	1,725,000	1,802,826
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2054	13,285,000	13,555,444
Series B,
4.00%, 07/01/2041	135,000	121,024
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	35,115
Estrella Mountain Ranch Community Facilities District, General Obligation Unlimited,
4.50%, 07/15/2043	125,000	125,995
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	965,000	965,479
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A,
4.45%, 09/01/2044	645,000	645,079
6.00%, 03/01/2055	4,895,000	5,313,154
Maricopa County School District No. 83- Cartwright Elementary, General Obligation Unlimited,
Series D,
5.00%, 07/01/2043	520,000	558,671
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2025 - 12/01/2026	$ 210,000	$ 207,699
Verrado Community Facilities District No. 1, General Obligation Unlimited,
5.00%, 07/15/2034	1,370,000	1,542,855
		27,291,166
Arkansas - 0.4%
County of Pulaski, Revenue Bonds,
5.25%, 03/01/2053	3,525,000	3,747,593
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026	490,000	483,974
		4,231,567
California - 6.6%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036	1,605,000	1,749,783
Alameda County Oakland Unified School District, General Obligation Unlimited,
Series A,
5.25%, 08/01/2043 - 08/01/2048	1,800,000	2,014,829
Anaheim Public Financing Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2033	240,000	260,083
Apple Valley Public Financing Authority, Tax Allocation,
Series A,
4.00%, 06/01/2036	680,000	697,275
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2043	1,170,000	1,221,592
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	71,859	58,398
California Municipal Finance Authority, Certificate of Participation,
Series A,
5.25%, 11/01/2034 - 11/01/2036	2,040,000	2,302,291
Series A, AGM,
5.25%, 11/01/2052	5,235,000	5,537,988
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (B)	270,000	270,109
5.00%, 01/01/2035 - 01/01/2043	4,695,000	5,001,522
BAM,
4.00%, 05/15/2036	1,875,000	1,904,692
Series A,
4.00%, 10/01/2038 - 10/01/2044	4,955,000	4,736,792
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
4.50%, 06/01/2028 (B)	$ 200,000	$ 198,415
5.00%, 10/01/2044	2,275,000	2,306,242
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (B)	515,000	496,704
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2025 (B)	225,000	226,265
5.25%, 08/15/2052	1,080,000	1,147,304
Series A, AGM,
5.38%, 08/15/2057	3,180,000	3,396,470
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028	2,040,000	2,041,733
5.00%, 09/02/2034	870,000	922,146
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	820,000	845,293
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	1,280,000	1,331,401
Conejo Valley Unified School District, General Obligation Unlimited,
Series E,
0.00%, 08/01/2036 - 08/01/2037	6,140,000	3,693,177
County of El Dorado, Special Tax,
Series A, BAM,
3.00%, 09/01/2025	140,000	138,428
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.25%, 12/01/2036	955,000	882,346
Eastside Union School District, General Obligation Unlimited,
Series A,
5.50%, 08/01/2053	235,000	261,657
El Rancho Unified School District, General Obligation Unlimited,
Series D,
5.75%, 08/01/2048	1,205,000	1,396,965
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	505,640
Greenfield Union School District/Monterey County, Certificate of Participation,
5.00%, 11/01/2044 - 11/01/2048	1,285,000	1,339,478
Heber Elementary School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2051	500,000	544,483
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Livingston Union School District, Certificate of Participation,
5.25%, 11/01/2043 - 11/01/2048	$ 1,180,000	$ 1,284,003
Los Angeles Department of Water & Power, Revenue Bonds,
Series A,
5.00%, 07/01/2030	1,250,000	1,286,160
Series D,
5.00%, 07/01/2030 - 07/01/2031	4,500,000	4,506,964
Manteca Unified School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2053	2,345,000	2,563,422
Mount Diablo Unified School District, General Obligation Unlimited,
Series A,
5.50% (C), 08/01/2030	2,000,000	2,053,397
Mountain House Public Financing Authority, Revenue Bonds,
Series B,
4.00%, 12/01/2035	200,000	207,141
Municipal Improvement Corp. of Los Angeles, Revenue Bonds,
Series B,
5.00%, 11/01/2030	940,000	979,912
Newman-Crows Landing Unified School District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2054	1,655,000	1,783,786
Palmdale Elementary School District, Special Tax,
5.00%, 08/01/2044	950,000	1,038,507
Parlier Unified School District, General Obligation Unlimited,
Series C,
5.25%, 08/01/2053	215,000	232,681
Poway Public Financing Authority, Revenue Bonds,
Series A,
5.25%, 06/01/2053	130,000	141,622
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	310,000	333,623
Sacramento City Unified School District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2041 - 08/01/2042	1,715,000	1,919,653
San Francisco City & County Redevelopment Successor Agency, Tax Allocation,
5.25%, 08/01/2053	1,475,000	1,595,123
San Jacinto Unified School District, General Obligation Unlimited,
5.00%, 08/01/2030	4,070,000	4,080,074
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	$ 550,000	$ 554,644
Ukiah Unified School District, General Obligation Unlimited,
Series C,
5.25%, 08/01/2046	1,350,000	1,517,255
Washington Township Health Care District, General Obligation Unlimited,
Series B,
5.25%, 08/01/2048	150,000	164,263
		73,671,731
Colorado - 4.3%
Arista Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2048	2,320,000	2,385,499
Series A, BAM,
4.25%, 12/01/2043	1,250,000	1,229,874
Auraria Higher Education Center, Revenue Bonds,
AGM,
4.00%, 04/01/2029	3,185,000	3,198,135
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	294,000	281,563
Bromley Park Metropolitan District No. 2, General Obligation Limited,
5.38%, 12/01/2053	1,510,000	1,623,729
Series A, BAM,
5.00%, 12/01/2031	285,000	298,741
Centennial Water & Sanitation District, Revenue Bonds,
5.25%, 12/01/2053	2,500,000	2,716,880
Colorado Bridge & Tunnel Enterprise, Revenue Bonds,
Series A,
5.50%, 12/01/2054	1,695,000	1,885,837
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2043 - 11/15/2046	5,525,000	5,314,766
5.25%, 12/01/2054	500,000	532,505
Series B,
4.00%, 01/01/2040	2,345,000	2,329,819
Colorado Science & Technology Park Metropolitan District No. 1, Revenue Bonds,
Series A,
4.25%, 12/01/2044	65,000	64,127
Colorado State Education Loan Program, Revenue Notes,
Series B,
4.50%, 06/28/2024	1,000,000	1,000,869
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	$ 1,325,000	$ 1,340,908
5.00%, 07/01/2027	3,190,000	3,283,015
Erie Farm Metropolitan District, General Obligation Limited,
5.00%, 12/01/2046	405,000	426,622
Lakes at Centerra Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2043	1,050,000	1,014,955
5.00%, 12/01/2049	4,135,000	4,298,701
Series B,
4.25%, 12/15/2044	1,610,000	1,543,633
Littleton Village Metropolitan District No. 2, General Obligation Limited,
5.00%, 12/01/2053	535,000	544,253
Midtown Clear Creek Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2053	1,410,000	1,452,983
Neu Town Metropolitan District, General Obligation Limited,
5.00%, 12/01/2043	225,000	239,936
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2027 - 12/01/2038	990,000	944,478
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2043	1,530,000	1,608,683
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,216,815
Ravenna Metropolitan District, General Obligation Limited,
5.00%, 12/01/2043	485,000	502,827
Snake River Water District, Revenue Bonds,
4.00%, 03/01/2044	4,740,000	4,641,402
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
Zero Coupon (E), 12/01/2051	1,000,000	754,228
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	553,410
		48,229,193
Connecticut - 1.2%
City of New Haven, General Obligation Unlimited,
5.25%, 08/01/2043	1,085,000	1,177,371
Series A,
5.50%, 08/01/2035	185,000	197,454
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of New Haven, General Obligation Unlimited, (continued)
Series B, BAM,
5.00%, 08/15/2025	$ 40,000	$ 40,554
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2045	1,250,000	1,264,930
Series A, AGM-CR,
2.13%, 07/01/2031	7,620,000	6,645,895
Series M,
4.00%, 07/01/2039	1,415,000	1,325,871
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2034	1,000,000	1,003,106
Town of Hamden, General Obligation Unlimited,
5.00%, 08/15/2031	1,450,000	1,606,743
		13,261,924
Delaware - 0.2%
Delaware State Economic Development Authority, Revenue Bonds,
Series B,
5.25%, 11/15/2053	2,500,000	2,549,782
District of Columbia - 0.5%
District of Columbia, Revenue Bonds,
Series A,
4.13%, 07/01/2027	640,000	630,371
5.00%, 07/01/2032	1,300,000	1,307,842
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,130,000	1,101,665
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series A,
6.50% (C), 10/01/2044	1,440,000	1,589,617
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.50%, 07/15/2051	1,185,000	1,309,842
		5,939,337
Florida - 3.2%
City of Lakeland, Revenue Bonds,
5.00%, 11/15/2045	3,655,000	3,666,823
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series B, AGM,
5.00%, 11/01/2033 - 11/01/2037	3,435,000	3,561,595
Collier County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2042 - 10/01/2054	9,095,000	9,548,443
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
County of Miami-Dade, Revenue Bonds,
Series A,
6.88% (C), 10/01/2034	$ 870,000	$ 1,032,113
County of Pasco, Revenue Bonds,
AGM,
5.00%, 09/01/2048	45,000	47,016
5.75%, 09/01/2054	1,210,000	1,338,336
Florida Development Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 06/15/2035 - 06/15/2040	1,195,000	1,209,082
Florida State Board of Governors, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2035 - 07/01/2037	6,290,000	6,886,624
JEA Water & Sewer System Revenue, Revenue Bonds,
Series A,
5.50%, 10/01/2054	580,000	644,148
North Sumter County Utility Dependent District, Revenue Bonds,
BAM,
5.00%, 10/01/2037	255,000	271,624
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2024	140,000	139,251
St. Johns County School Board, Certificate of Participation,
Series A,
5.25%, 07/01/2046	415,000	451,830
5.50%, 07/01/2049	2,455,000	2,708,745
Wildwood Utility Dependent District, Revenue Bonds,
AGM,
5.50%, 10/01/2048 - 10/01/2053	3,785,000	4,132,065
		35,637,695
Georgia - 3.7%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2031 - 09/01/2033	22,220,000	24,410,894
Coweta County Water & Sewage Authority, Revenue Bonds,
5.00%, 06/01/2049 - 06/01/2054 (A)	4,415,000	4,705,731
DeKalb County Development Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2035	500,000	488,163
DeKalb County Housing Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2033	1,790,000	1,755,625
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	1,835,000	1,734,284
5.00%, 10/15/2052	450,000	386,191
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Rockdale County Public Facilities Authority, Revenue Bonds,
5.00%, 01/01/2054	$ 6,700,000	$ 7,098,594
Washington County Hospital Authority, Revenue Bonds,
5.00%, 02/01/2037	740,000	815,713
		41,395,195
Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,300,000	4,265,416
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (B)	155,000	154,572
		4,419,988
Illinois - 8.5%
Berwyn Municipal Securitization Corp., Revenue Bonds,
Series A, AGM-CR,
5.00%, 01/01/2035	8,230,000	8,944,570
City of Chicago Waterworks Revenue, Revenue Bonds,
Series A,
5.50%, 11/01/2062	25,080,000	27,087,463
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2036	690,000	697,859
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035	1,345,000	1,389,868
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	45,000	45,260
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,467,554
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 10/15/2037	7,020,000	5,961,931
5.00%, 08/01/2028 - 08/01/2029	515,000	526,535
AGM,
5.00%, 12/01/2036	1,000,000	1,015,365
Series A,
5.00%, 11/01/2025 - 11/01/2029	4,685,000	4,757,218
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,371,389	1,191,537
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	1,685,000	1,697,367
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northeastern Illinois University, Certificate of Participation,
AGM,
4.00%, 07/01/2025	$ 145,000	$ 143,292
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	105,149
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	2,015,000	1,955,346
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	453,960
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	900,000	916,976
St. Clair County Community Unit School District No. 187, General Obligation Unlimited,
Series A,
5.00%, 01/01/2042 - 01/01/2054	3,300,000	3,442,708
Series B,
5.00%, 01/01/2042 - 01/01/2044	1,520,000	1,573,523
State of Illinois, General Obligation Unlimited,
5.00%, 11/01/2035	3,740,000	3,815,340
5.50%, 05/01/2039	5,555,000	6,001,116
Series B,
5.00%, 10/01/2033	500,000	525,983
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,086
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2037	1,050,000	1,061,749
5.00%, 12/01/2032	125,000	125,070
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	975,000	1,008,312
Village of Montgomery, Special Assessment,
BAM,
3.10%, 03/01/2026	12,000	11,823
3.40%, 03/01/2029	106,000	103,136
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2042	11,170,000	11,957,984
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2024 - 06/01/2033	1,450,000	1,370,170
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Unit School District No. 201-U, General Obligation Limited,
Series E,
5.25%, 09/01/2042	$ 3,555,000	$ 3,835,350
		94,489,600
Indiana - 4.8%
Bloomington Redevelopment District, Tax Allocation,
Series B,
5.25%, 08/01/2036	1,800,000	1,941,072
Fishers Town Hall Building Corp., Revenue Bonds,
Series A,
5.63%, 07/15/2053	945,000	1,045,593
5.75%, 01/15/2063	3,845,000	4,282,431
Series A, BAM,
5.75%, 07/15/2058	10,875,000	12,121,344
Gary Chicago International Airport Authority, Tax Allocation,
5.00%, 02/01/2037	1,025,000	1,089,684
Indiana Finance Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2052	450,000	458,985
Series A,
3.00%, 11/01/2030	3,470,000	3,178,320
5.00%, 10/01/2053	600,000	630,199
Series B,
2.50%, 11/01/2030	2,500,000	2,220,125
3.00%, 11/01/2030	625,000	572,464
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	1,752,616
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series A,
6.00%, 01/15/2042	1,395,000	1,618,059
Series F-1,
5.00%, 03/01/2053 - 03/01/2058	16,915,000	17,487,411
5.25%, 03/01/2067	2,755,000	2,897,373
Noblesville Redevelopment Authority, Revenue Bonds,
5.50%, 01/15/2046	1,550,000	1,680,231
Northern Indiana Commuter Transportation District, Revenue Bonds,
5.00%, 01/01/2054	680,000	711,833
		53,687,740
Iowa - 0.8%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,790,000	7,043,961
Series A,
4.00%, 05/15/2053	2,500,000	1,745,567
		8,789,528
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas - 0.1%
Shawnee County Unified School District No. 372, General Obligation Unlimited,
5.50%, 09/01/2048 - 09/01/2054	$ 1,240,000	$ 1,336,727
Kentucky - 2.4%
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	4,795,000	4,968,233
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045	10,920,000	11,222,949
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, Fixed until 03/01/2026,
3.45% (C), 09/01/2042	2,000,000	1,966,326
Kentucky Public Energy Authority, Revenue Bonds,
Series A-1, Fixed until 08/01/2030,
4.00% (C), 08/01/2052	7,910,000	7,813,818
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2046	1,060,000	1,035,942
		27,007,268
Louisiana - 1.9%
City of Lafayette Utilities Revenue, Revenue Bonds,
5.13%, 11/01/2048	135,000	143,929
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2027 - 08/01/2028	5,715,000	6,029,778
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027	3,160,000	2,528,000
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024,
2.10% (C), 06/01/2037	1,195,000	1,189,668
Fixed until 07/01/2026,
2.20% (C), 06/01/2037	4,180,000	3,978,789
Series B-2, Fixed until 07/01/2026,
2.38% (C), 06/01/2037	7,975,000	7,619,543
		21,489,707
Maine - 0.3%
Maine State Housing Authority, Revenue Bonds,
Series B-2,
4.40%, 11/15/2043	1,515,000	1,513,104
Series E,
4.45%, 11/15/2038	2,195,000	2,282,928
		3,796,032
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 07/01/2045	$ 750,000	$ 695,511
5.00%, 07/01/2033 - 07/01/2034	2,915,000	3,230,830
		3,926,341
Massachusetts - 1.0%
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds,
Series A,
5.00%, 06/01/2053	4,245,000	4,521,081
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	254,143
Series C,
4.00%, 10/01/2045	1,635,000	1,552,598
Series D,
5.00%, 07/01/2054	785,000	824,076
Series P,
5.45%, 05/15/2059	3,485,000	3,815,010
		10,966,908
Michigan - 2.3%
Charles Stewart Mott Community College, General Obligation Unlimited,
5.00%, 05/01/2042 - 05/01/2044 (A)	5,865,000	6,302,900
County of Genesee, General Obligation Limited,
5.00%, 11/01/2036	1,615,000	1,798,556
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,090,000	2,090,717
Dryden Community Schools, General Obligation Unlimited,
5.00%, 05/01/2037	550,000	607,907
East Grand Rapids Public School District, General Obligation Unlimited,
Series I,
5.00%, 05/01/2050	50,000	52,524
Eastern Michigan University, Revenue Bonds,
Series A,
4.00%, 03/01/2044	2,145,000	2,060,767
Eaton Rapids Public Schools, General Obligation Unlimited,
Series II,
4.00%, 05/01/2046	990,000	941,506
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds,
Series B,
5.25%, 07/01/2053	530,000	576,768
Martin Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2050 - 05/01/2053	1,245,000	1,335,631
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds,
4.00%, 11/01/2037	$ 1,175,000	$ 1,192,459
4.38%, 02/28/2054	820,000	783,877
5.50%, 02/28/2057	1,000,000	1,069,400
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	1,797,313
North Muskegon Public Schools, General Obligation Unlimited,
5.00%, 05/01/2048	155,000	165,685
Okemos Public Schools, General Obligation Unlimited,
Series II,
5.00%, 05/01/2054 (A)	3,360,000	3,576,913
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	375,000	369,762
Western Michigan University, Revenue Bonds,
Series A,
5.00%, 11/15/2051	555,000	578,247
		25,300,932
Minnesota - 2.1%
City of Coon Rapids, Revenue Bonds,
Series M,
5.60%, 12/01/2039	1,747,509	1,830,177
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	230,000	225,002
4.40%, 07/01/2025	50,000	49,820
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	13,750,000	14,648,683
City of Red Wing, Revenue Bonds,
Series A,
5.00%, 08/01/2047	655,000	530,575
City of Stillwater, Tax Allocation,
3.00%, 02/01/2026 - 02/01/2027	740,000	711,954
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	905,000	715,109
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2030	270,000	270,545
Series B,
4.25%, 04/01/2025 (D)	55,000	54,658
Minnesota Housing Finance Agency, Revenue Bonds,
Series C,
3.45%, 02/01/2025	1,660,000	1,647,841
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,075,000	898,436
2.00%, 07/01/2032	535,000	445,193
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	555,000	472,804
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	$ 620,000	$ 564,031
		23,064,828
Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,171,274
Missouri - 0.3%
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2029	2,145,000	2,180,026
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	135,000	123,775
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030	1,065,000	1,105,180
		3,408,981
Nebraska - 0.5%
Nebraska Investment Finance Authority, Revenue Bonds,
Series E,
4.65%, 09/01/2043	2,350,000	2,377,711
Nebraska State Colleges, Revenue Bonds,
5.00%, 07/01/2048 - 07/01/2053	3,050,000	3,200,016
		5,577,727
Nevada - 1.0%
Henderson Local Improvement Districts, Special Assessment,
2.50%, 09/01/2025	60,000	58,168
Henderson Redevelopment Agency, Tax Allocation,
5.25%, 04/01/2043 - 04/01/2050	5,935,000	6,293,167
State of Nevada Department of Business & Industry, Revenue Bonds,
8.13% (C), 01/01/2050 (B)	5,000,000	5,132,717
		11,484,052
New Hampshire - 0.6%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2041 - 06/01/2051	6,490,000	6,961,924
New Jersey - 2.6%
City of Newark, General Obligation Unlimited,
BAM,
4.00%, 02/15/2033	2,275,000	2,336,018
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Newark Mass Transit Access Tax Revenue, Revenue Bonds,
AGM,
5.00%, 11/15/2042	$ 620,000	$ 666,219
5.38%, 11/15/2052	1,955,000	2,123,803
6.00%, 11/15/2062	9,435,000	10,561,816
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	240,750
Jersey City Municipal Utilities Authority, Revenue Bonds,
Series C,
5.25%, 10/15/2054	1,300,000	1,417,665
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	140,000	145,101
Series A,
4.25%, 09/01/2027 (B)	155,000	154,065
5.00%, 09/01/2037 (B)	750,000	750,288
Series A, BAM,
3.13%, 07/01/2031	2,365,000	2,276,470
Series A, BAM-TCRS,
5.00%, 06/15/2027	1,610,000	1,691,108
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2050	1,805,000	1,931,297
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.25%, 01/01/2049 - 01/01/2054	4,375,000	4,778,792
		29,073,392
New Mexico - 0.2%
Village of Los Ranchos de Albuquerque, Revenue Bonds,
4.00%, 09/01/2040	2,915,000	2,761,991
New York - 8.8%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2029 - 07/15/2035	2,185,000	2,184,017
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	2,245,000	2,191,997
5.00%, 08/01/2037	1,260,000	1,249,877
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2043 - 03/15/2047	3,335,000	3,483,821
Long Island Power Authority, Revenue Bonds,
Series E,
5.00%, 09/01/2053	11,615,000	12,425,118
Metropolitan Transportation Authority, Revenue Bonds,
Series A,
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds, (continued)
4.00%, 11/15/2048	$ 2,000,000	$ 1,857,463
Series D-1, BAM,
5.00%, 11/15/2033	5,645,000	5,754,156
New York City Housing Development Corp., Revenue Bonds,
Series I, Fixed until 02/01/2026,
2.95% (C), 11/01/2045	2,790,000	2,714,650
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032	4,190,000	4,308,799
5.00%, 01/01/2030	1,005,000	1,092,402
New York City Municipal Water Finance Authority, Revenue Bonds,
Series BB,
5.25%, 06/15/2054	5,000,000	5,443,741
Series BB-1,
4.00%, 06/15/2045	4,660,000	4,534,929
Series CC-1,
5.25%, 06/15/2054	2,500,000	2,731,197
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	140,969
New York Power Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2047	385,000	371,666
New York State Dormitory Authority, Revenue Bonds,
5.00%, 06/01/2044	250,000	264,973
5.25%, 06/01/2049	1,135,000	1,199,376
Series A,
5.25%, 03/15/2052	500,000	541,510
5.50%, 07/01/2054	7,940,000	8,917,431
Series A-1,
4.00%, 07/01/2043	4,405,000	4,357,923
4.25%, 07/01/2048	1,970,000	1,953,488
New York State Environmental Facilities Corp., Revenue Bonds,
Series A,
5.25%, 06/15/2045 - 06/15/2053	6,995,000	7,724,845
New York State Thruway Authority, Revenue Bonds,
Series B,
4.00%, 01/01/2045	3,430,000	3,329,933
Series P,
5.25%, 01/01/2054	3,260,000	3,533,230
Oneida County Local Development Corp., Revenue Bonds,
AGM,
4.00%, 12/01/2036	120,000	117,888
5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,351,417
South Orangetown Central School District, General Obligation Unlimited,
5.00%, 12/01/2024	535,000	539,319
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds,
Series A-1,
5.25%, 05/15/2059	$ 2,000,000	$ 2,164,975
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2051	2,735,000	2,851,515
5.75%, 11/01/2049 - 11/01/2053	5,510,000	6,168,890
		98,501,515
North Carolina - 0.5%
North Carolina Housing Finance Agency, Revenue Bonds,
Series 38-B,
2.38%, 01/01/2025	635,000	622,969
2.45%, 07/01/2025	355,000	344,824
North Carolina Medical Care Commission, Revenue Bonds,
Series B-1,
2.55%, 09/01/2026	1,550,000	1,477,520
Series B-2,
2.30%, 09/01/2025	1,250,000	1,213,421
North Carolina Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2058	2,005,000	2,114,516
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2033	235,000	241,296
		6,014,546
North Dakota - 0.2%
City of Grand Forks, Revenue Bonds,
4.00%, 12/01/2037	1,700,000	1,577,318
Series A,
5.00%, 12/01/2040 - 12/01/2042	640,000	670,158
		2,247,476
Ohio - 5.4%
American Municipal Power, Inc., Revenue Bonds,
Series A,
4.00%, 02/15/2034	1,810,000	1,883,879
Brunswick City School District, General Obligation Unlimited,
5.50%, 12/01/2060	7,450,000	7,961,191
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	18,935,000	17,141,276
Series B-3, Class 2,
Zero Coupon, 06/01/2057	38,000,000	3,755,445
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	240,000	234,819
City of Painesville, General Obligation Limited,
4.25%, 12/01/2043 (A)	305,000	296,216
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Allen Hospital Facilities Revenue, Revenue Bonds,
Series A,
4.00%, 12/01/2040	$ 650,000	$ 636,424
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	130,000	118,457
Marion Local School District, Certificate of Participation,
5.00%, 12/01/2049	620,000	644,061
Ohio Air Quality Development Authority, Revenue Bonds,
Series B, Fixed until 11/01/2024,
1.38% (C), 02/01/2026	1,675,000	1,638,785
Series C, Fixed until 11/04/2025,
1.50% (C), 02/01/2026	2,000,000	1,881,089
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	490,000	455,413
3.40%, 09/01/2037	1,465,000	1,290,419
Shaker Heights City School District, General Obligation Unlimited,
5.25%, 12/15/2059	7,545,000	8,177,746
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	3,085,000	2,753,681
Triway Local School District, Certificate of Participation,
BAM,
5.00%, 12/01/2047	1,220,000	1,262,239
West Holmes Local School District, Certificate of Participation,
5.25%, 12/01/2042	110,000	119,260
BAM,
5.25%, 12/01/2053	3,555,000	3,768,038
Yellow Springs Exempt Village School District, Certificate of Participation,
5.25%, 12/01/2049 - 12/01/2053	3,420,000	3,572,738
Yellow Springs Exempt Village School District, General Obligation Unlimited,
5.25%, 12/01/2054	2,095,000	2,192,975
		59,784,151
Oklahoma - 0.4%
Oklahoma County Finance Authority, Revenue Bonds,
5.00%, 10/01/2044 - 10/01/2045	2,755,000	2,939,121
Oklahoma Development Finance Authority, Revenue Bonds,
Series B,
4.00%, 08/15/2048	360,000	324,210
University of Oklahoma, Revenue Bonds,
Series A,
5.00%, 07/01/2049	1,040,000	1,112,912
		4,376,243
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 1.0%
City of Portland Water System Revenue, Revenue Bonds,
Series B,
5.00%, 05/01/2024	$ 1,415,000	$ 1,415,000
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	700,000	635,845
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2037	1,430,000	1,522,098
Oregon Health & Science University, Revenue Bonds,
Series A,
4.00%, 07/01/2044	1,175,000	1,140,069
Oregon State Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2041	665,000	629,218
5.50%, 06/15/2035 (B)	750,000	751,369
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,578,791
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited,
5.00%, 06/15/2029	2,500,000	2,502,966
		11,175,356
Pennsylvania - 4.9%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series A,
4.00%, 07/15/2036 - 07/15/2038	10,840,000	10,901,765
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2036	1,650,000	1,668,095
Bucks County Industrial Development Authority, Revenue Bonds,
4.00%, 08/15/2044	535,000	520,773
5.00%, 10/01/2033	825,000	842,862
Chester County School Authority, Revenue Bonds,
5.00%, 04/01/2042 - 04/01/2044	1,490,000	1,568,974
Commonwealth of Pennsylvania, General Obligation Unlimited,
Series 2020-1,
5.00%, 05/01/2024	5,000,000	5,000,000
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2033	2,190,000	2,204,352
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029	840,000	837,871
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
5.00%, 07/01/2035 - 07/01/2036	$ 5,900,000	$ 6,357,667
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	755,000	647,092
Montgomery County Higher Education & Health Authority, Revenue Bonds,
4.00%, 09/01/2049	3,020,000	2,844,458
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds,
Series A,
4.00%, 01/01/2041 - 01/01/2042	800,000	779,742
4.13%, 01/01/2043 - 01/01/2044	1,500,000	1,452,594
5.00%, 01/01/2032	1,650,000	1,806,901
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.20%, 04/01/2026	585,000	559,373
2.25%, 10/01/2026	105,000	99,773
Series 124B,
2.65%, 04/01/2028	475,000	445,488
2.75%, 10/01/2028	155,000	145,534
Series 129,
2.40%, 10/01/2028	305,000	281,093
2.45%, 04/01/2029 - 10/01/2029	2,330,000	2,117,427
2.55%, 04/01/2030	420,000	385,855
Pennsylvania Turnpike Commission, Revenue Bonds,
Series B, BAM-TCRS,
5.25%, 12/01/2044	7,420,000	7,470,354
Series C,
6.25% (C), 06/01/2033	770,000	817,190
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds,
Series B,
5.00%, 12/01/2038	525,000	552,075
Philadelphia Gas Works Co., Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2050	230,000	240,819
Ridley School District, Revenue Bonds,
Series A,
5.00%, 11/15/2050	1,530,000	1,575,740
School District of Philadelphia, General Obligation Limited,
Series A,
4.00%, 09/01/2036	795,000	804,705
5.00%, 09/01/2024	500,000	501,461
State Public School Building Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2032	1,715,000	1,760,746
		55,190,779
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 0.5%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 126,542
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	618,479
Series RR, AGC,
5.00%, 07/01/2028	345,000	343,441
Series SS, AGC,
4.38%, 07/01/2030	145,000	139,807
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,084,707
Series UU, AGC,
4.25%, 07/01/2027	20,000	19,531
5.00%, 07/01/2026	650,000	649,824
Series UU, AGM,
5.00%, 07/01/2024	400,000	399,999
Series VV, AGM,
5.25%, 07/01/2027	40,000	39,951
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2027	690,000	694,566
		5,116,847
Rhode Island - 0.4%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2028 - 09/15/2034	2,620,000	2,721,673
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,492,092
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds,
Series 71,
2.75%, 10/01/2034	865,000	750,927
		4,964,692
South Carolina - 0.6%
City of Rock Hill Combined Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 01/01/2054	900,000	947,703
Scago Public Facilities Corp. for Georgetown County, Revenue Bonds,
4.00%, 06/01/2042 - 06/01/2043	940,000	926,379
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 - 02/01/2036 (B)	2,135,000	2,144,458
Series A,
4.00%, 12/01/2044	2,755,000	2,621,523
		6,640,063
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota - 0.1%
Brookings School District No. 005-1, General Obligation Limited,
5.50%, 06/15/2043	$ 1,215,000	$ 1,370,539
Tennessee - 2.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
4.00%, 08/01/2044	2,565,000	2,407,369
County of Marshall Water Revenue, Revenue Bonds,
5.00%, 06/01/2049	1,270,000	1,333,360
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1,
5.00%, 07/01/2042 - 07/01/2064	5,020,000	5,225,631
5.25%, 07/01/2049	5,530,000	5,858,763
5.50%, 07/01/2054	2,265,000	2,431,219
Series A-1, BAM,
5.50%, 07/01/2059	5,845,000	6,237,761
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2056	4,665,000	4,958,096
New Memphis Arena Public Building Authority, Revenue Bonds,
Zero Coupon (E), 04/01/2029	550,000	499,772
Tennessee Housing Development Agency, Revenue Bonds,
Series 1,
2.95%, 01/01/2026	45,000	43,719
Series B-2,
2.25%, 01/01/2025	40,000	39,155
2.95%, 07/01/2028	785,000	764,598
		29,799,443
Texas - 1.6%
Brookfield Water Control & Improvement District, General Obligation Unlimited,
4.00%, 09/01/2045 (A)	1,810,000	1,713,439
City of Round Rock, Revenue Bonds,
AGM,
4.00%, 12/01/2037	1,010,000	1,027,990
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	176,000	164,165
Clifton Higher Education Finance Corp., Revenue Bonds,
5.25%, 08/15/2044 - 08/15/2049 (A)	2,135,000	2,276,807
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	150,084
Harris County Sports Authority, Revenue Bonds,
Series A, AGM,
5.00%, 11/15/2027	35,000	35,215
Johnson Ranch Municipal Utility District, General Obligation Unlimited,
4.00%, 08/01/2043 - 08/01/2044	1,410,000	1,357,183
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Meyer Ranch Municipal Utility District, General Obligation Unlimited,
4.38%, 08/15/2042	$ 390,000	$ 391,263
Midland County Hospital District, Revenue Bonds,
Series A,
4.00%, 05/15/2044	250,000	238,233
5.25%, 05/15/2054	600,000	641,891
Midland Independent School District, General Obligation Unlimited,
5.00%, 02/15/2050	405,000	417,045
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.00%, 01/01/2026 - 01/01/2028	2,185,000	2,176,198
Series A,
5.00%, 04/01/2046	2,245,000	2,227,771
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036	1,075,000	1,056,352
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	105,000	101,997
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,111,612
Springhollow Municipal Utility District, General Obligation Unlimited,
Series A,
4.00%, 08/15/2043 - 08/15/2044	270,000	251,365
Texas Department of Housing & Community Affairs, Revenue Bonds,
Series A,
4.45%, 01/01/2044	850,000	849,681
Tri-County Behavioral Healthcare, Revenue Bonds,
4.00%, 11/01/2049	595,000	515,027
		17,703,318
U.S. Virgin Islands - 0.0% (H)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	190,000	191,874
Utah - 0.4%
County of Utah, Revenue Bonds,
Series A,
4.00%, 05/15/2041	735,000	715,428
Millard School District Local Building Authority, Revenue Bonds,
5.00%, 05/15/2049 - 05/15/2059	2,715,000	2,900,303
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds,
Series A,
5.00%, 04/15/2043	$ 595,000	$ 617,508
		4,233,239
Vermont - 0.0% (H)
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	405,000	336,441
Virginia - 3.4%
City of Franklin, General Obligation Unlimited,
5.00%, 01/15/2048	85,000	92,556
County of Fairfax, General Obligation Unlimited,
Series A,
4.00%, 10/01/2034	910,000	940,639
County of Fairfax Sewer Revenue, Revenue Bonds,
Series A,
5.00%, 07/15/2054	4,000,000	4,338,301
County of Henrico Water & Sewer Revenue, Revenue Bonds,
4.00%, 05/01/2030 - 05/01/2032	4,865,000	4,865,000
Fairfax County Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 05/15/2048	1,115,000	1,061,664
Isle Wight County Industrial Development Authority, Revenue Bonds,
5.25%, 07/01/2043 - 07/01/2053	3,140,000	3,371,890
AGM,
4.75%, 07/01/2053	4,535,000	4,630,790
5.25%, 07/01/2048	7,535,000	8,098,106
Richmond Redevelopment & Housing Authority, Revenue Bonds,
4.50%, 05/01/2040	3,500,000	3,492,873
Virginia Public School Authority, Revenue Bonds,
4.00%, 03/01/2032	570,000	587,624
Series B,
5.00%, 08/01/2024	2,500,000	2,507,000
Williamsburg Economic Development Authority, Revenue Bonds,
Series A,
5.25%, 07/01/2053	2,565,000	2,747,311
Series B,
5.25%, 07/01/2053	1,000,000	1,067,173
		37,800,927
Washington - 1.8%
City of Tacoma Electric System Revenue, Revenue Bonds,
Series A,
5.00%, 01/01/2054	265,000	280,102
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	$ 1,495,000	$ 1,467,423
Pacific County Public Healthcare Services District No. 3, General Obligation Unlimited,
Series A,
5.25%, 12/01/2039	500,000	542,579
Public Hospital District 1A of Whitman County, General Obligation Unlimited,
Series A,
5.00%, 12/01/2053	1,250,000	1,279,178
Snohomish County Housing Authority, Revenue Bonds,
4.00%, 04/01/2033	13,470,000	13,693,394
Three Rivers Regional Wastewater Authority, Revenue Bonds,
4.00%, 09/01/2043 (A)	1,000,000	973,742
4.13%, 09/01/2044 (A)	1,000,000	976,666
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (B)	375,000	371,985
		19,585,069
West Virginia - 0.1%
West Virginia Economic Development Authority, Revenue Bonds,
Series A-1,
4.00%, 07/01/2041	700,000	657,758
West Virginia Hospital Finance Authority, Revenue Bonds,
Series B,
5.38%, 09/01/2053	490,000	523,300
		1,181,058
Wisconsin - 4.3%
City of Clintonville Electric System Revenue, Revenue Bonds,
Series A,
4.00%, 05/01/2043	85,000	80,837
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B)(D)	10,000	9,945
4.00%, 09/01/2029 (B)	800,000	764,005
AGM,
5.00%, 07/01/2037	1,865,000	1,934,480
Series A,
4.00%, 01/01/2045	125,000	115,021
5.00%, 07/01/2038	425,000	422,261
Series A, AGM,
5.00%, 07/01/2036 - 07/01/2044	870,000	895,909
Series A-1, BAM,
5.25%, 07/01/2042	6,150,000	6,599,996
5.38%, 07/01/2047	6,825,000	7,284,626
5.50%, 07/01/2052	10,685,000	11,420,757
5.63%, 07/01/2055	6,080,000	6,554,475
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2032 - 12/15/2044	2,350,000	1,993,467
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, (continued)
Series A,
4.00%, 11/15/2039	$ 8,250,000	$ 7,982,594
5.13%, 04/01/2057	1,000,000	785,193
Series B,
4.20%, 08/15/2028	1,450,000	1,434,243
		48,277,809
Wyoming - 0.3%
Snake River Sporting Club Improvement & Service District, General Obligation Unlimited,
Series A,
4.25%, 07/15/2044	535,000	497,894
5.50%, 07/15/2048	100,000	105,586
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	2,485,000	2,271,459
		2,874,939
Total Municipal Government Obligations (Cost $1,053,513,780)		1,026,694,971
U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury - 0.9%
U.S. Treasury Bonds
4.75%, 11/15/2043	10,000,000	9,801,562
Total U.S. Government Obligation (Cost $10,432,827)		9,801,562
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 3.6%
U.S. Treasury Bills 5.31% (I), 06/25/2024	$ 40,000,000	$ 39,677,486
Total Short-Term U.S. Government Obligation (Cost $39,678,871)		39,677,486
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 2.50% (I), dated 04/30/2024, to be repurchased at $51,328,364 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $52,351,301.	51,324,800	51,324,800
Total Repurchase Agreement (Cost $51,324,800)		51,324,800
Total Investments (Cost $1,154,950,278)		1,127,498,819
Net Other Assets (Liabilities) - (1.0)%		(11,104,734)
Net Assets - 100.0%		$ 1,116,394,085
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,026,694,971	$—	$1,026,694,971
U.S. Government Obligation	—	9,801,562	—	9,801,562
Short-Term U.S. Government Obligation	—	39,677,486	—	39,677,486
Repurchase Agreement	—	51,324,800	—	51,324,800
Total Investments	$—	$1,127,498,819	$—	$1,127,498,819
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $13,226,618, representing 1.2% of the
Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS :
(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A 4.00%, 12/01/2028	03/08/2018	$292,657	$281,563	0.0%(H)
Municipal Government Obligations	Housing & Redevelopment Authority of the City of St. Paul Revenue Bonds, Series B 4.25%, 04/01/2025	06/19/2015	55,002	54,658	0.0 (H)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 3.00%, 04/01/2025	02/26/2020	10,143	9,945	0.0 (H)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A AGM-CR, 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	190,000	191,874	0.0 (H)
			$547,802	$538,040	0.0%(H)

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2024; the maturity date disclosed is the ultimate maturity date.
(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At April 30, 2024, the value of this security is
$240,750, representing 0.0% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rate disclosed reflects the yield at April 30, 2024.
(J)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
TCRS	Temporary Custodian Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,103,625,478)	$1,076,174,019
Repurchase agreement, at value (cost $51,324,800)	51,324,800
Cash	2,397
Receivables and other assets:
Investments sold	3,477,744
When-issued, delayed-delivery, forward and TBA commitments sold	168,817
Shares of beneficial interest sold	1,650,040
Interest	13,652,919
Due from investment manager	24,038
Prepaid expenses	4,096
Total assets	1,146,478,870
Liabilities:
Payables and other liabilities:
Investments purchased	4,303,856
When-issued, delayed-delivery, forward and TBA commitments purchased	21,315,369
Dividends and/or distributions	236,010
Shares of beneficial interest redeemed	3,546,559
Investment management fees	365,438
Distribution and service fees	76,918
Transfer agent fees	101,719
Trustee and CCO fees	4,387
Audit and tax fees	26,973
Custody fees	46,405
Legal fees	9,279
Printing and shareholder reports fees	15,339
Registration fees	11,903
Affiliated fund fees	6,524
Other accrued expenses	18,106
Total liabilities	30,084,785
Net assets	$1,116,394,085
Net assets consist of:
Paid-in capital	$1,357,643,795
Total distributable earnings (accumulated losses)	(241,249,710)
Net assets	$1,116,394,085
Net assets by class:
Class A	$141,218,583
Class C	48,033,579
Class I	927,131,001
Class I2	10,922
Shares outstanding (unlimited shares, no par value):
Class A	13,385,700
Class C	4,561,452
Class I	87,563,606
Class I2	1,031
Net asset value per share: (A)
Class A	$10.55
Class C	10.53
Class I	10.59
Class I2	10.59
Maximum offering price per share: (B)
Class A	$10.90

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$20,991,489
Total investment income	20,991,489
Expenses:
Investment management fees	2,475,536
Distribution and service fees:
Class A	179,333
Class C	269,188
Transfer agent fees:
Class A	31,898
Class C	20,522
Class I	493,675
Class I2	1
Trustee and CCO fees	23,303
Audit and tax fees	27,718
Custody fees	64,900
Legal fees	38,989
Printing and shareholder reports fees	32,581
Registration fees	55,520
Other	28,461
Total expenses before waiver and/or reimbursement and recapture	3,741,625
Expenses waived and/or reimbursed:
Class A	(71,733)
Class C	(71,866)
Class I	(448,901)
Recapture of previously waived and/or reimbursed fees:
Class C	56
Net expenses	3,149,181
Net investment income (loss)	17,842,308
Net realized gain (loss) on:
Investments	(9,334,003)
Net change in unrealized appreciation (depreciation) on:
Investments	72,177,524
Net realized and change in unrealized gain (loss)	62,843,521
Net increase (decrease) in net assets resulting from operations	$80,685,829
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$17,842,308	$34,353,709
Net realized gain (loss)	(9,334,003)	(121,222,855)
Net change in unrealized appreciation (depreciation)	72,177,524	148,693,281
Net increase (decrease) in net assets resulting from operations	80,685,829	61,824,135
Dividends and/or distributions to shareholders:
Class A	(2,152,984)	(4,239,800)
Class C	(640,227)	(1,328,703)
Class I	(15,050,317)	(28,786,707)
Class I2	(175)	(287)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(17,843,703)	(34,355,497)
Capital share transactions:
Proceeds from shares sold:
Class A	9,237,459	33,350,387
Class C	2,590,248	7,959,269
Class I	166,354,402	474,877,208
	178,182,109	516,186,864
Dividends and/or distributions reinvested:
Class A	1,904,383	3,746,915
Class C	582,952	1,214,026
Class I	14,014,913	26,322,647
Class I2	175	287
	16,502,423	31,283,875
Cost of shares redeemed:
Class A	(27,443,881)	(87,025,984)
Class C	(8,056,014)	(22,746,553)
Class I	(230,663,697)	(765,511,056)
	(266,163,592)	(875,283,593)
Automatic conversions:
Class A	6,785,713	9,415,155
Class C	(6,785,713)	(9,415,155)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(71,479,060)	(327,812,854)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class C	72 (A)	—
	72	—
Net increase (decrease) in net assets	(8,636,862)	(300,344,216)
Net assets:
Beginning of period/year	1,125,030,947	1,425,375,163
End of period/year	$1,116,394,085	$1,125,030,947
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	870,874	3,184,048
Class C	245,051	760,352
Class I	15,643,200	45,163,378
	16,759,125	49,107,778
Shares reinvested:
Class A	178,771	358,444
Class C	54,824	116,368
Class I	1,310,769	2,509,813
Class I2	16	28
	1,544,380	2,984,653
Shares redeemed:
Class A	(2,585,725)	(8,353,493)
Class C	(762,700)	(2,179,122)
Class I	(21,758,273)	(73,356,871)
	(25,106,698)	(83,889,486)
Automatic conversions:
Class A	637,710	900,172
Class C	(638,886)	(901,776)
	(1,176)	(1,604)
Net increase (decrease) in shares outstanding:
Class A	(898,370)	(3,910,829)
Class C	(1,101,711)	(2,204,178)
Class I	(4,804,304)	(25,683,680)
Class I2	16	28
	(6,804,369)	(31,798,659)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.99	$9.86	$11.99	$11.84	$11.80	$11.06
Investment operations:
Net investment income (loss) (A)	0.16	0.26	0.20	0.20	0.19	0.28
Net realized and unrealized gain (loss)	0.56	0.13	(2.09)	0.16	0.13	0.75
Total investment operations	0.72	0.39	(1.89)	0.36	0.32	1.03
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.26)	(0.20)	(0.21)	(0.24)	(0.29)
Net realized gains	—	—	(0.04)	—	—	—
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.16)	(0.26)	(0.24)	(0.21)	(0.28)	(0.29)
Net asset value, end of period/year	$10.55	$9.99	$9.86	$11.99	$11.84	$11.80
Total return (D)	7.19%(E)	3.90%	(15.92)%(C)	3.03%	2.73%	9.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$141,219	$142,644	$179,426	$284,610	$245,980	$218,941
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.78%(F)	0.76%	0.74%	0.73%	0.75%(G)	0.78%(G)
Including waiver and/or reimbursement and recapture	0.68%(F)	0.66%	0.64%	0.63%	0.65%(G)	0.68%(G)
Net investment income (loss) to average net assets	3.00%(F)	2.50%	1.83%	1.69%	1.65%	2.47%
Portfolio turnover rate	50%(E)	66%	28%	35%	20%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.97	$9.84	$11.96	$11.82	$11.78	$11.03
Investment operations:
Net investment income (loss) (A)	0.13	0.20	0.13	0.13	0.12	0.21
Net realized and unrealized gain (loss)	0.56	0.13	(2.07)	0.14	0.13	0.75
Total investment operations	0.69	0.33	(1.94)	0.27	0.25	0.96
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.20)	(0.14)	(0.13)	(0.18)	(0.21)
Net realized gains	—	—	(0.04)	—	—	—
Return of capital	—	—	—	—	(0.03)	—
Total dividends and/or distributions to shareholders	(0.13)	(0.20)	(0.18)	(0.13)	(0.21)	(0.21)
Net asset value, end of period/year	$10.53	$9.97	$9.84	$11.96	$11.82	$11.78
Total return (E)	6.87%(C)(F)	3.26%	(16.40)%(D)	2.30%	2.10%	8.80%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$48,033	$56,454	$77,442	$131,738	$138,959	$143,332
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.56%(G)	1.54%	1.52%	1.50%	1.52%(H)	1.55%(H)
Including waiver and/or reimbursement and recapture	1.29%(G)	1.29%	1.27%	1.25%	1.27%(H)	1.30%(H)
Net investment income (loss) to average net assets	2.38%(G)	1.87%	1.20%	1.06%	1.03%	1.86%
Portfolio turnover rate	50%(F)	66%	28%	35%	20%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

FINANCIAL HIGHLIGHTS
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.02	$9.90	$12.03	$11.88	$11.85	$11.11
Investment operations:
Net investment income (loss) (A)	0.17	0.28	0.22	0.22	0.21	0.30
Net realized and unrealized gain (loss)	0.57	0.12	(2.10)	0.15	0.12	0.74
Total investment operations	0.74	0.40	(1.88)	0.37	0.33	1.04
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.28)	(0.22)	(0.22)	(0.26)	(0.30)
Net realized gains	—	—	(0.04)	—	—	—
Return of capital	—	—	—	—	(0.04)	—
Total dividends and/or distributions to shareholders	(0.17)	(0.28)	(0.26)	(0.22)	(0.30)	(0.30)
Net asset value, end of period/year	$10.59	$10.02	$9.90	$12.03	$11.88	$11.85
Total return	7.37%(C)	3.98%	(15.67)%(B)	3.16%	2.81%	9.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$927,131	$925,923	$1,168,497	$2,315,780	$1,888,406	$1,354,326
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.58%(D)	0.58%	0.56%	0.55%	0.56%(E)	0.59%(E)
Including waiver and/or reimbursement and recapture	0.49%(D)	0.49%	0.49%	0.49%	0.49%(E)	0.56%(E)
Net investment income (loss) to average net assets	3.18%(D)	2.68%	1.96%	1.84%	1.80%	2.59%
Portfolio turnover rate	50%(C)	66%	28%	35%	20%	14%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.10%.

(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.03	$9.91	$12.04	$11.90	$11.86	$11.11
Investment operations:
Net investment income (loss) (A)	0.17	0.28	0.23	0.23	0.21	0.31
Net realized and unrealized gain (loss)	0.56	0.13	(2.09)	0.14	0.13	0.75
Total investment operations	0.73	0.41	(1.86)	0.37	0.34	1.06
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.29)	(0.23)	(0.23)	(0.23)	(0.31)
Net realized gains	—	—	(0.04)	—	—	—
Return of capital	—	—	—	—	(0.07)	—
Total dividends and/or distributions to shareholders	(0.17)	(0.29)	(0.27)	(0.23)	(0.30)	(0.31)
Net asset value, end of period/year	$10.59	$10.03	$9.91	$12.04	$11.90	$11.86
Total return	7.28%(B)	4.02%	(15.67)%	3.14%	2.94%	9.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11	$10	$10	$12	$11	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.49%(C)	0.48%	0.46%	0.44%	0.46%(D)	0.48%(D)
Including waiver and/or reimbursement and recapture	0.49%(C)	0.48%	0.46%	0.44%	0.46%(D)	0.48%(D)
Net investment income (loss) to average net assets	3.20%(C)	2.70%	2.03%	1.93%	1.80%	2.68%
Portfolio turnover rate	50%(B)	66%	28%	35%	20%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Intermediate Muni (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS
forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Municipal securities risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the Fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the Fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$10,886	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $150 million	0.4700%
Over $150 million up to $350 million	0.4500
Over $350 million up to $650 million	0.4400
Over $650 million up to $1 billion	0.4200
Over $1 billion up to $2 billion	0.3900
Over $2 billion up to $3 billion	0.3875
Over $3 billion	0.3825
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	0.81%	March 1, 2025
Class C	1.54	March 1, 2025
Class I	0.49	March 1, 2025
Class I2	0.51	March 1, 2025
Prior to March 1, 2024
Class A	0.85
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class C	$—	$—	$540	$4,570	$5,110
Class I	606,138	1,249,847	937,775	448,901	3,242,661

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
TAM has contractually agreed to waive a portion of the 12b-1 fees at the following annual rates. These amounts are not subject to recapture by TAM in future years.
Class A Waiver	Class C Waiver	12b-1 Expense Waiver Effective Through
0.10%	0.25%	March 1, 2025
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$14,597	$2,116
Class C	—	2,386
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$535,316	$97,454
Brokerage commissions: The Fund incurred $0 brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$510,374,833	$20,872,666	$559,979,684	$9,784,365
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,154,950,278	$9,287,999	$(36,739,458)	$(27,451,459)
Transamerica Funds
Semi-Annual Report 2024

Transamerica Intermediate Muni

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA INTER MUNI 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica International Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica International Equity

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,146.40	$6.67	$1,018.60	$6.27	1.25%
Class C	1,000.00	1,142.80	10.34	1,015.20	9.72	1.94
Class I	1,000.00	1,149.40	4.54	1,020.60	4.27	0.85
Class I2	1,000.00	1,149.60	4.06	1,021.10	3.82	0.76
Class I3	1,000.00	1,149.60	4.06	1,021.10	3.82	0.76
Class R	1,000.00	1,146.70	6.73	1,018.60	6.32	1.26
Class R4	1,000.00	1,148.40	5.40	1,019.80	5.07	1.01
Class R6	1,000.00	1,149.10	4.06	1,021.10	3.82	0.76

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	98.2%
Preferred Stock	0.6
Other Investment Company	0.7
Net Other Assets (Liabilities)	0.5
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Australia - 3.8%
BHP Group Ltd.	533,500	$ 14,631,830
BHP Group Ltd., ADR (A)	99,976	5,514,676
Macquarie Group Ltd.	407,900	48,841,341
Santos Ltd.	10,104,200	49,584,987
Sonic Healthcare Ltd.	1,478,700	25,412,456
Westpac Banking Corp.	531,000	8,817,968
Whitehaven Coal Ltd.	2,729,500	13,501,433
		166,304,691
Belgium - 3.2%
Anheuser-Busch InBev SA	1,295,300	77,424,976
Groupe Bruxelles Lambert NV	294,120	21,832,521
KBC Group NV	582,900	43,300,236
		142,557,733
Canada - 0.8%
CCL Industries, Inc., Class B	524,000	26,758,581
TFI International, Inc.	71,800	9,350,455
		36,109,036
Denmark - 0.5%
Novo Nordisk AS, Class B	190,100	24,378,841
France - 11.4%
Accor SA	1,057,500	46,345,659
Amundi SA (B)	511,100	35,656,588
Capgemini SE	253,252	53,228,761
Cie de Saint-Gobain SA	479,637	37,930,961
Engie SA (A)(C)	509,100	8,838,286
Pluxee NV (C)	407,600	12,566,888
Rexel SA	562,017	14,567,392
Sanofi SA	646,401	63,859,929
Societe Generale SA	1,648,300	44,413,529
Sodexo SA	403,600	35,142,837
Teleperformance SE (C)	152,400	13,805,113
TotalEnergies SE	964,300	70,006,983
Veolia Environnement SA	2,251,723	70,000,871
		506,363,797
Germany - 10.9%
Allianz SE	154,202	43,760,219
BASF SE	528,400	27,686,338
Deutsche Boerse AG	214,382	41,331,120
Deutsche Post AG	1,296,901	54,301,151
Heidelberg Materials AG	598,142	60,194,411
Infineon Technologies AG	1,483,827	51,493,306
K&S AG	816,300	12,211,802
SAP SE	498,747	90,057,320
Siemens AG	383,595	71,860,193
Zalando SE (B)(C)	1,144,700	29,951,376
		482,847,236
Hong Kong - 1.7%
CK Asset Holdings Ltd.	5,684,200	24,246,382
CK Hutchison Holdings Ltd.	10,478,400	50,891,205
		75,137,587
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.7%
AerCap Holdings NV (C)	674,449	$ 56,984,196
AIB Group PLC	8,223,921	42,568,433
DCC PLC	725,331	49,533,346
Ryanair Holdings PLC, ADR	48,772	6,642,746
Smurfit Kappa Group PLC	1,224,015	53,036,030
		208,764,751
Israel - 1.0%
Check Point Software Technologies Ltd. (C)	284,000	42,435,280
Italy - 0.3%
Prysmian SpA	250,766	13,606,148
Japan - 19.7%
Astellas Pharma, Inc.	2,342,300	22,481,150
Canon, Inc. (A)	1,119,100	30,288,767
FANUC Corp.	1,258,000	37,261,059
Fujitsu Ltd.	3,940,600	60,874,945
Hitachi Ltd.	962,080	88,762,143
Kyocera Corp.	2,574,800	31,383,307
Nintendo Co. Ltd.	992,600	48,408,080
Olympus Corp.	3,123,900	43,515,020
ORIX Corp.	3,351,400	68,587,776
Rakuten Group, Inc. (C)	7,216,900	34,709,265
Renesas Electronics Corp.	2,368,800	38,459,249
SBI Holdings, Inc.	2,238,600	54,505,741
Seven & i Holdings Co. Ltd.	4,573,200	59,091,206
Sony Group Corp.	1,065,300	88,048,469
Square Enix Holdings Co. Ltd.	413,100	14,932,376
Sumitomo Mitsui Financial Group, Inc.	1,320,700	75,020,744
Toyota Industries Corp.	832,500	79,109,799
		875,439,096
Luxembourg - 1.4%
ArcelorMittal SA	1,576,635	39,388,829
Eurofins Scientific SE	377,400	23,130,369
		62,519,198
Netherlands - 4.1%
ASML Holding NV	67,200	58,532,054
EXOR NV	148,700	16,234,393
Heineken Holding NV	553,385	44,516,491
ING Groep NV, Series N	2,047,300	32,368,357
Koninklijke Philips NV	414,518	11,008,020
Stellantis NV	801,400	17,732,174
		180,391,489
Norway - 1.8%
Aker BP ASA	1,666,099	40,408,131
DNB Bank ASA	2,368,100	41,273,956
		81,682,087
Republic of Korea - 1.6%
Samsung Electronics Co. Ltd.	1,236,719	68,745,052
Singapore - 1.5%
DBS Group Holdings Ltd.	2,589,620	65,925,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.4%
Essity AB, Class B	1,967,400	$ 49,086,126
Husqvarna AB, B Shares	1,042,000	8,451,875
Skandinaviska Enskilda Banken AB, Class A (A)	2,659,600	34,831,241
Volvo AB, B Shares	538,237	13,699,843
		106,069,085
Switzerland - 7.3%
ABB Ltd.	91,000	4,421,548
Cie Financiere Richemont SA, Class A	367,000	50,729,319
Glencore PLC	7,694,400	44,770,331
Julius Baer Group Ltd.	554,454	29,751,086
Nestle SA	686,964	68,971,294
Novartis AG	487,015	47,268,447
Roche Holding AG	324,961	77,865,268
		323,777,293
United Kingdom - 19.1%
Ashtead Group PLC	679,400	49,332,525
Aviva PLC	4,875,612	28,308,527
Barratt Developments PLC	2,848,042	16,091,778
BP PLC	11,610,600	74,837,714
Bunzl PLC	579,148	22,209,048
Burberry Group PLC	780,400	11,166,460
CNH Industrial NV (C)	3,285,700	37,456,980
Dowlais Group PLC	8,464,873	8,603,488
Entain PLC	1,931,900	18,848,015
GSK PLC	2,502,480	51,918,730
Inchcape PLC	3,031,796	30,217,674
Informa PLC	1,966,251	19,465,663
Kingfisher PLC	10,236,300	31,531,116
Legal & General Group PLC	15,202,000	44,625,463
Liberty Global Ltd., Class C (A)(C)	1,700,096	27,830,572
Lloyds Banking Group PLC	91,445,854	59,017,569
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	1,352,477	$ 16,410,727
Persimmon PLC	1,373,700	22,244,363
Reckitt Benckiser Group PLC	882,900	49,360,292
Shell PLC	1,735,800	61,705,253
Smith & Nephew PLC	3,837,800	46,497,426
Tesco PLC	15,423,032	56,942,888
Unilever PLC	1,200,414	62,098,385
		846,720,656
United States - 1.0%
Linde PLC	97,200	42,861,312
Total Common Stocks (Cost $3,636,885,025)		4,352,635,368
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA, 2.49% (D)	354,855	28,190,299
Total Preferred Stock (Cost $27,453,124)		28,190,299
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	27,905,356	27,905,356
Total Other Investment Company (Cost $27,905,356)		27,905,356
Total Investments (Cost $3,692,243,505)		4,408,731,023
Net Other Assets (Liabilities) - 0.5%		24,334,209
Net Assets - 100.0%		$ 4,433,065,232
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.2%	$447,537,033
Oil, Gas & Consumable Fuels	7.0	310,044,501
Pharmaceuticals	6.5	287,772,365
Industrial Conglomerates	5.9	261,046,887
Capital Markets	4.8	210,085,876
Machinery	4.0	175,979,556
Semiconductors & Semiconductor Equipment	3.4	148,484,609
Trading Companies & Distributors	3.2	143,093,161
Software	3.0	132,492,600
Household Products	2.9	126,636,717
Household Durables	2.9	126,384,610
Beverages	2.8	121,941,467
Insurance	2.6	116,694,209
Consumer Staples Distribution & Retail	2.6	116,034,094
IT Services	2.6	114,103,706
Financial Services	2.4	106,654,690
Metals & Mining	2.4	104,305,666
Health Care Equipment & Supplies	2.3	101,020,466
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Hotels, Restaurants & Leisure	2.3%	$100,336,511
Technology Hardware, Storage & Peripherals	2.2	99,033,819
Chemicals	1.9	82,759,452
Containers & Packaging	1.8	79,794,611
Multi-Utilities	1.8	78,839,157
Food Products	1.6	68,971,294
Entertainment	1.4	63,340,456
Personal Care Products	1.4	62,098,385
Textiles, Apparel & Luxury Goods	1.4	61,895,779
Specialty Retail	1.4	61,482,492
Construction Materials	1.4	60,194,411
Air Freight & Logistics	1.2	54,301,151
Building Products	0.9	37,930,961
Broadline Retail	0.8	34,709,265
Electronic Equipment, Instruments & Components	0.7	31,383,307
Distributors	0.7	30,217,674
Diversified Telecommunication Services	0.6	27,830,572
Health Care Providers & Services	0.6	25,412,456
Real Estate Management & Development	0.5	24,246,382
Life Sciences Tools & Services	0.5	23,130,369
Media	0.4	19,465,663
Electrical Equipment	0.4	18,027,696
Automobiles	0.4	17,732,174
Diversified Consumer Services	0.4	16,410,727
Professional Services	0.3	13,805,113
Commercial Services & Supplies	0.3	12,566,888
Ground Transportation	0.2	9,350,455
Automobile Components	0.2	8,603,488
Passenger Airlines	0.2	6,642,746
Investments	99.4	4,380,825,667
Short-Term Investments	0.6	27,905,356
Total Investments	100.0%	$ 4,408,731,023
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$255,834,798	$4,096,800,570	$—	$4,352,635,368
Preferred Stock	—	28,190,299	—	28,190,299
Other Investment Company	27,905,356	—	—	27,905,356
Total Investments	$283,740,154	$4,124,990,869	$—	$4,408,731,023
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $28,015,805, collateralized by cash collateral of $27,905,356 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,402,200. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $65,607,964, representing 1.5% of the
Fund’s net assets.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at April 30, 2024.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $3,692,243,505) (including securities loaned of $28,015,805)	$4,408,731,023
Foreign currency, at value (cost $1,926,485)	1,922,789
Receivables and other assets:
Investments sold	9,857,484
Net income from securities lending	62,912
Shares of beneficial interest sold	2,641,674
Dividends	28,228,813
Tax reclaims	26,054,952
Prepaid expenses	17,066
Total assets	4,477,516,713
Liabilities:
Cash collateral received upon return of:
Securities on loan	27,905,356
Payables and other liabilities:
Investments purchased	2,883,879
Shares of beneficial interest redeemed	9,282,971
Due to custodian	831,665
Investment management fees	2,817,677
Distribution and service fees	61,501
Transfer agent fees	383,484
Trustee and CCO fees	14,591
Audit and tax fees	34,691
Custody fees	134,538
Legal fees	15,670
Printing and shareholder reports fees	44,441
Other accrued expenses	41,017
Total liabilities	44,451,481
Net assets	$4,433,065,232
Net assets consist of:
Paid-in capital	$3,814,608,169
Total distributable earnings (accumulated losses)	618,457,063
Net assets	$4,433,065,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$160,030,037
Class C	13,919,481
Class I	2,825,100,829
Class I2	741,628,276
Class I3	116,668,900
Class R	22,247,643
Class R4	6,278,051
Class R6	547,192,015
Shares outstanding (unlimited shares, no par value):
Class A	7,992,680
Class C	704,128
Class I	139,396,570
Class I2	36,538,631
Class I3	5,704,468
Class R	1,084,601
Class R4	306,158
Class R6	26,662,374
Net asset value per share: (A)
Class A	$20.02
Class C	19.77
Class I	20.27
Class I2	20.30
Class I3	20.45
Class R	20.51
Class R4	20.51
Class R6	20.52
Maximum offering price per share: (B)
Class A	$21.19

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$71,673,611
Interest income	115,797
Net income from securities lending	276,286
Withholding taxes on foreign income	(7,041,727)
Total investment income	65,023,967
Expenses:
Investment management fees	16,008,973
Distribution and service fees:
Class A	200,271
Class C	75,462
Class R	56,779
Class R4	7,860
Transfer agent fees:
Class A	596,347
Class C	14,127
Class I	1,472,310
Class I2	30,762
Class I3	4,390
Class R	1,020
Class R4	236
Class R6	20,584
Trustee and CCO fees	89,262
Audit and tax fees	35,300
Custody fees	301,289
Legal fees	139,490
Printing and shareholder reports fees	164,171
Registration fees	99,165
Other	90,210
Total expenses before waiver and/or reimbursement and recapture	19,408,008
Expenses waived and/or reimbursed:
Class A	(396,109)
Net expenses	19,011,899
Net investment income (loss)	46,012,068
Net realized gain (loss) on:
Investments	71,330,444
Foreign currency transactions	(5,941)
Net realized gain (loss)	71,324,503
Net change in unrealized appreciation (depreciation) on:
Investments	501,842,161
Translation of assets and liabilities denominated in foreign currencies	(356,224)
Net change in unrealized appreciation (depreciation)	501,485,937
Net realized and change in unrealized gain (loss)	572,810,440
Net increase (decrease) in net assets resulting from operations	$618,822,508
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$46,012,068	$107,040,979
Net realized gain (loss)	71,324,503	(28,744,959)
Net change in unrealized appreciation (depreciation)	501,485,937	489,047,931
Net increase (decrease) in net assets resulting from operations	618,822,508	567,343,951
Dividends and/or distributions to shareholders:
Class A	(4,511,730)	(964,032)
Class C	(313,256)	—
Class I	(89,248,113)	(25,446,962)
Class I2	(28,664,935)	(14,431,073)
Class I3	(3,776,645)	(1,418,735)
Class R	(627,978)	(121,693)
Class R4	(187,392)	(28,436)
Class R6	(17,688,586)	(4,808,477)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(145,018,635)	(47,219,408)
Capital share transactions:
Proceeds from shares sold:
Class A	22,145,484	24,771,275
Class C	979,711	1,597,016
Class I	255,079,296	899,061,410
Class I2	23,615,382	32,411,749
Class I3	289,855	477,706
Class R	623,272	959,460
Class R4	1,152,965	837,472
Class R6	72,206,472	126,971,486
	376,092,437	1,087,087,574
Dividends and/or distributions reinvested:
Class A	3,225,660	716,315
Class C	295,805	—
Class I	82,548,894	23,283,465
Class I2	28,664,935	14,431,073
Class I3	3,776,645	1,418,735
Class R	627,978	121,693
Class R4	187,392	28,436
Class R6	14,911,034	4,073,463
	134,238,343	44,073,180
Cost of shares redeemed:
Class A	(24,477,344)	(49,233,865)
Class C	(2,307,110)	(4,624,344)
Class I	(489,189,357)	(815,313,275)
Class I2	(216,243,744)	(576,015,074)
Class I3	(7,790,440)	(24,173,341)
Class R	(2,167,125)	(2,654,214)
Class R4	(1,065,866)	(1,080,605)
Class R6	(69,002,639)	(100,713,534)
	(812,243,625)	(1,573,808,252)
Automatic conversions:
Class A	1,333,599	4,605,751
Class C	(1,333,599)	(4,605,751)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(301,912,845)	(442,647,498)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	3,199 (A)	—
Class C	498 (A)	—
	3,697	—
Net increase (decrease) in net assets	171,894,725	77,477,045
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Net assets:
Beginning of period/year	$4,261,170,507	$4,183,693,462
End of period/year	$4,433,065,232	$4,261,170,507
Capital share transactions - shares:
Shares issued:
Class A	1,160,760	1,309,018
Class C	50,185	85,450
Class I	12,747,706	46,721,096
Class I2	1,180,503	1,678,942
Class I3	14,294	24,825
Class R	30,972	49,266
Class R4	57,159	42,863
Class R6	3,684,314	6,535,301
	18,925,893	56,446,761
Shares reinvested:
Class A	163,656	40,197
Class C	15,162	—
Class I	4,144,021	1,293,526
Class I2	1,437,559	800,836
Class I3	187,893	78,167
Class R	31,103	6,672
Class R4	9,291	1,561
Class R6	739,268	223,694
	6,727,953	2,444,653
Shares redeemed:
Class A	(1,246,576)	(2,635,967)
Class C	(117,079)	(248,746)
Class I	(24,888,488)	(43,078,435)
Class I2	(10,794,370)	(29,516,626)
Class I3	(386,393)	(1,257,229)
Class R	(105,945)	(138,476)
Class R4	(52,697)	(56,549)
Class R6	(3,402,649)	(5,271,728)
	(40,994,197)	(82,203,756)
Automatic conversions:
Class A	67,529	241,812
Class C	(68,502)	(245,362)
	(973)	(3,550)
Net increase (decrease) in shares outstanding:
Class A	145,369	(1,044,940)
Class C	(120,234)	(408,658)
Class I	(7,996,761)	4,936,187
Class I2	(8,176,308)	(27,036,848)
Class I3	(184,206)	(1,154,237)
Class R	(43,870)	(82,538)
Class R4	13,753	(12,125)
Class R6	1,020,933	1,487,267
	(15,341,324)	(23,315,892)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$17.96	$16.03	$21.36	$15.73	$17.65	$17.30
Investment operations:
Net investment income (loss) (A)	0.16	0.35	0.40	0.31	0.20	0.32
Net realized and unrealized gain (loss)	2.46	1.69	(5.03)	5.45	(1.69)	0.83
Total investment operations	2.62	2.04	(4.63)	5.76	(1.49)	1.15
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.56)	(0.11)	(0.70)	(0.13)	(0.43)	(0.28)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.56)	(0.11)	(0.70)	(0.13)	(0.43)	(0.80)
Net asset value, end of period/year	$20.02	$17.96	$16.03	$21.36	$15.73	$17.65
Total return (E)	14.64%(C)(F)	12.73%	(22.39)%(D)	36.70%	(8.77)%	7.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$160,030	$140,914	$142,550	$111,299	$147,674	$153,300
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.74%(G)	1.74%	1.45%	1.40%	1.30%	1.28%
Including waiver and/or reimbursement and recapture	1.25%(G)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss) to average net assets	1.66%(G)	1.87%	2.18%	1.52%	1.22%	1.94%
Portfolio turnover rate	6%(F)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$17.65	$15.77	$21.00	$15.46	$17.34	$16.97
Investment operations:
Net investment income (loss) (A)	0.09	0.22	0.25	0.18	0.07	0.19
Net realized and unrealized gain (loss)	2.43	1.66	(4.94)	5.36	(1.66)	0.83
Total investment operations	2.52	1.88	(4.69)	5.54	(1.59)	1.02
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	—	(0.54)	—	(0.29)	(0.13)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.40)	—	(0.54)	—	(0.29)	(0.65)
Net asset value, end of period/year	$19.77	$17.65	$15.77	$21.00	$15.46	$17.34
Total return (E)	14.28%(C)(F)	11.92%	(22.86)%(D)	35.77%	(9.38)%	6.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,919	$14,549	$19,439	$30,911	$27,884	$46,960
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.94%(G)	1.93%	1.91%	1.91%	1.96%	1.96%
Including waiver and/or reimbursement and recapture	1.94%(G)	1.93%	1.91%(H)	1.91%	1.96%	1.96%
Net investment income (loss) to average net assets	0.88%(G)	1.17%	1.35%	0.88%	0.45%	1.15%
Portfolio turnover rate	6%(F)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.20	$16.25	$21.62	$15.95	$17.89	$17.54
Investment operations:
Net investment income (loss) (A)	0.21	0.44	0.47	0.40	0.26	0.39
Net realized and unrealized gain (loss)	2.50	1.69	(5.09)	5.51	(1.70)	0.83
Total investment operations	2.71	2.13	(4.62)	5.91	(1.44)	1.22
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.64)	(0.18)	(0.77)	(0.24)	(0.50)	(0.35)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.64)	(0.18)	(0.77)	(0.24)	(0.50)	(0.87)
Net asset value, end of period/year	$20.27	$18.20	$16.25	$21.62	$15.95	$17.89
Total return	14.94%(C)	13.15%	(22.03)%(B)	37.24%	(8.38)%	7.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,825,101	$2,683,142	$2,315,412	$2,994,603	$1,891,398	$2,210,381
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(D)	0.86%	0.84%	0.85%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.85%(D)	0.86%	0.84%	0.85%	0.86%	0.86%
Net investment income (loss) to average net assets	2.06%(D)	2.30%	2.49%	1.95%	1.58%	2.31%
Portfolio turnover rate	6%(C)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.08%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.24	$16.28	$21.65	$15.97	$17.91	$17.57
Investment operations:
Net investment income (loss) (A)	0.20	0.44	0.47	0.42	0.28	0.39
Net realized and unrealized gain (loss)	2.52	1.72	(5.07)	5.51	(1.70)	0.84
Total investment operations	2.72	2.16	(4.60)	5.93	(1.42)	1.23
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.37)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.89)
Net asset value, end of period/year	$20.30	$18.24	$16.28	$21.65	$15.97	$17.91
Total return	14.96%(B)	13.31%	(22.01)%	37.36%	(8.28)%	7.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$741,628	$815,534	$1,168,404	$1,548,574	$1,387,536	$1,910,356
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Net investment income (loss) to average net assets	1.97%(C)	2.31%	2.51%	2.06%	1.69%	2.31%
Portfolio turnover rate	6%(B)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.37	$16.40	$21.81	$16.08	$18.04	$17.68
Investment operations:
Net investment income (loss) (A)	0.22	0.46	0.47	0.42	0.29	0.41
Net realized and unrealized gain (loss)	2.52	1.71	(5.11)	5.56	(1.73)	0.84
Total investment operations	2.74	2.17	(4.64)	5.98	(1.44)	1.25
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.37)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.89)
Net asset value, end of period/year	$20.45	$18.37	$16.40	$21.81	$16.08	$18.04
Total return	14.96%(B)	13.27%	(22.03)%	37.42%	(8.34)%	7.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$116,669	$108,197	$115,536	$166,596	$204,877	$210,438
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Net investment income (loss) to average net assets	2.15%(C)	2.39%	2.48%	2.04%	1.74%	2.40%
Portfolio turnover rate	6%(B)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.38	$16.40	$21.80	$16.08	$18.03	$17.65
Investment operations:
Net investment income (loss) (A)	0.16	0.36	0.37	0.33	0.20	0.32
Net realized and unrealized gain (loss)	2.53	1.72	(5.11)	5.55	(1.72)	0.84
Total investment operations	2.69	2.08	(4.74)	5.88	(1.52)	1.16
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.56)	(0.10)	(0.66)	(0.16)	(0.43)	(0.26)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.56)	(0.10)	(0.66)	(0.16)	(0.43)	(0.78)
Net asset value, end of period/year	$20.51	$18.38	$16.40	$21.80	$16.08	$18.03
Total return	14.67%(B)	12.70%	(22.40)%	36.74%	(8.75)%	7.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$22,248	$20,745	$19,863	$31,246	$25,413	$31,770
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26%(C)	1.25%	1.24%	1.24%	1.26%	1.26%
Including waiver and/or reimbursement and recapture	1.26%(C)	1.25%	1.24%	1.24%	1.26%	1.26%
Net investment income (loss) to average net assets	1.62%(C)	1.89%	1.95%	1.57%	1.18%	1.89%
Portfolio turnover rate	6%(B)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.40	$16.37	$21.77	$16.06	$18.01	$17.65
Investment operations:
Net investment income (loss) (A)	0.20	0.41	0.42	0.37	0.24	0.36
Net realized and unrealized gain (loss)	2.52	1.72	(5.11)	5.55	(1.71)	0.83
Total investment operations	2.72	2.13	(4.69)	5.92	(1.47)	1.19
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.61)	(0.10)	(0.71)	(0.21)	(0.48)	(0.31)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.61)	(0.10)	(0.71)	(0.21)	(0.48)	(0.83)
Net asset value, end of period/year	$20.51	$18.40	$16.37	$21.77	$16.06	$18.01
Total return	14.84% (B)	12.99%	(22.22)%	37.05%	(8.50)%	7.44%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,278	$5,381	$4,986	$23,706	$17,802	$19,425
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.01%	1.00%	1.00%	1.02%	1.02%
Including waiver and/or reimbursement and recapture	1.01%(C)	1.01%	1.00%	1.00%	1.02%	1.02%
Net investment income (loss) to average net assets	1.93%(C)	2.12%	2.14%	1.76%	1.46%	2.14%
Portfolio turnover rate	6%(B)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$18.44	$16.46	$21.88	$16.13	$18.09	$17.73
Investment operations:
Net investment income (loss) (A)	0.22	0.46	0.48	0.43	0.28	0.41
Net realized and unrealized gain (loss)	2.52	1.72	(5.13)	5.57	(1.72)	0.84
Total investment operations	2.74	2.18	(4.65)	6.00	(1.44)	1.25
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.37)
Net realized gains	—	—	—	—	—	(0.52)
Total dividends and/or distributions to shareholders	(0.66)	(0.20)	(0.77)	(0.25)	(0.52)	(0.89)
Net asset value, end of period/year	$20.52	$18.44	$16.46	$21.88	$16.13	$18.09
Total return	14.91%(B)	13.28%	(21.97)%	37.37%	(8.31)%	7.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$547,192	$472,709	$397,503	$451,687	$222,323	$255,860
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.76%	0.75%	0.75%	0.77%	0.77%
Net investment income (loss) to average net assets	2.15%(C)	2.40%	2.53%	2.05%	1.70%	2.42%
Portfolio turnover rate	6%(B)	16%	17%	22%	18%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Equity (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $20,984.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities
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Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$27,905,356	$—	$—	$—	$27,905,356
Total Borrowings	$27,905,356	$—	$—	$—	$27,905,356
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
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Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$831,199,731	18.75%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
$250 million up to $1billion	0.74
$1 billion up to $2 billion	0.72
$2 billion up to $6 billion	0.69
$6 billion up to $8 billion	0.68
over $8 billion	0.66
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.25%	March 1,2025
Class C	1.96	March 1,2025
Class I	0.89	March 1,2025
Class I2, Class I3, Class R6	0.80	March 1,2025
Class R	1.31	March 1,2025
Class R4	1.06	March 1,2025
Prior to March 1, 2024
Class R	1.40
Class R4	1.15
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not
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Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$97,876	$328,705	$782,190	$396,109	$1,604,880

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$12,403	$12
Class C	—	446
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
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Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$2,112,786	$373,887
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$278,535,137	$—	$705,925,839	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2024, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,692,243,505	$1,037,004,596	$(320,517,078)	$716,487,518
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA INTL EQTY 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica International Focus
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica International Focus

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,153.60	$6.43	$1,018.90	$6.02	1.20%
Class I	1,000.00	1,155.20	4.55	1,020.60	4.27	0.85
Class I2	1,000.00	1,154.00	4.55	1,020.60	4.27	0.85
Class R6	1,000.00	1,154.70	4.55	1,020.60	4.27	0.85

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.2%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	1.8
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Australia - 5.1%
Computershare Ltd.	567,587	$ 9,971,578
National Australia Bank Ltd.	673,939	14,609,326
QBE Insurance Group Ltd.	515,731	5,899,430
		30,480,334
Austria - 2.2%
Erste Group Bank AG	275,994	12,871,001
China - 2.5%
ANTA Sports Products Ltd.	785,300	8,890,375
Zijin Mining Group Co. Ltd., Class H	2,822,000	6,156,112
		15,046,487
Denmark - 4.0%
Novo Nordisk AS, Class B	189,247	24,269,451
Finland - 1.4%
Metso OYJ (A)	753,185	8,538,934
France - 12.5%
Hermes International SCA	3,748	8,972,675
LVMH Moet Hennessy Louis Vuitton SE	20,813	17,096,548
Sanofi SA	159,623	15,769,644
TotalEnergies SE	277,839	20,170,766
Vinci SA	112,155	13,141,886
		75,151,519
Germany - 3.3%
Bayerische Motoren Werke AG	84,095	9,162,091
Merck KGaA	67,719	10,760,661
		19,922,752
India - 1.6%
ICICI Bank Ltd., ADR	356,168	9,805,305
Ireland - 6.9%
CRH PLC	142,332	11,022,301
ICON PLC (B)	30,300	9,025,764
Kingspan Group PLC	106,504	9,473,274
Smurfit Kappa Group PLC	276,237	11,969,228
		41,490,567
Israel - 1.8%
Nice Ltd., ADR (A)(B)	46,987	10,502,064
Italy - 1.7%
Prysmian SpA	182,915	9,924,665
Japan - 20.5%
Asahi Group Holdings Ltd.	371,300	12,701,785
Hoya Corp.	82,100	9,518,659
ITOCHU Corp.	343,600	15,501,422
MatsukiyoCocokara & Co.	828,200	11,744,477
Mitsubishi Corp.	639,100	14,615,941
Nitto Denko Corp.	112,800	9,326,938
Pan Pacific International Holdings Corp.	603,181	14,166,324
Shin-Etsu Chemical Co. Ltd.	295,600	11,442,363
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electron Ltd.	59,900	$ 13,138,810
Toyota Motor Corp.	491,900	11,219,538
		123,376,257
Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O	1,007,500	9,993,398
Netherlands - 5.6%
ASML Holding NV	21,197	18,462,856
Wolters Kluwer NV	101,482	15,192,513
		33,655,369
Norway - 1.9%
DNB Bank ASA	665,550	11,599,967
Republic of Korea - 2.2%
Samsung Electronics Co. Ltd.	239,635	13,320,504
Singapore - 2.3%
DBS Group Holdings Ltd.	550,000	14,001,572
Sweden - 2.3%
Atlas Copco AB, A Shares	797,319	13,965,906
Switzerland - 1.6%
Coca-Cola HBC AG	293,704	9,480,389
Taiwan - 2.7%
Airtac International Group	235,144	8,325,468
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	57,500	7,897,050
		16,222,518
United Kingdom - 12.4%
Associated British Foods PLC	399,077	13,208,523
BAE Systems PLC	863,115	14,355,517
Compass Group PLC	500,961	13,933,583
InterContinental Hotels Group PLC	88,456	8,627,462
Legal & General Group PLC	3,951,748	11,600,354
Shell PLC	354,416	12,598,991
		74,324,430
Total Common Stocks (Cost $497,596,815)		577,943,389
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp.,
2.50% (C), dated 04/30/2024, to be
repurchased at $11,795,851 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$12,031,036.
$ 11,795,032	$ 11,795,032
Total Repurchase Agreement (Cost $11,795,032)	11,795,032
Total Investments (Cost $509,391,847)	589,738,421
Net Other Assets (Liabilities) - 1.8%	11,096,696
Net Assets - 100.0%	$ 600,835,117
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.4%	$72,880,569
Pharmaceuticals	8.6	50,799,756
Semiconductors & Semiconductor Equipment	6.7	39,498,716
Textiles, Apparel & Luxury Goods	5.9	34,959,598
Oil, Gas & Consumable Fuels	5.6	32,769,757
Machinery	5.2	30,830,308
Trading Companies & Distributors	5.1	30,117,363
Professional Services	4.3	25,164,091
Hotels, Restaurants & Leisure	3.8	22,561,045
Beverages	3.8	22,182,174
Chemicals	3.5	20,769,301
Automobiles	3.5	20,381,629
Insurance	3.0	17,499,784
Aerospace & Defense	2.4	14,355,517
Broadline Retail	2.4	14,166,324
Technology Hardware, Storage & Peripherals	2.3	13,320,504
Food Products	2.2	13,208,523
Construction & Engineering	2.2	13,141,886
Containers & Packaging	2.0	11,969,228
Consumer Staples Distribution & Retail	2.0	11,744,477
Construction Materials	1.9	11,022,301
Software	1.8	10,502,064
Electrical Equipment	1.7	9,924,665
Health Care Equipment & Supplies	1.6	9,518,659
Building Products	1.6	9,473,274
Life Sciences Tools & Services	1.5	9,025,764
Metals & Mining	1.0	6,156,112
Investments	98.0	577,943,389
Short-Term Investments	2.0	11,795,032
Total Investments	100.0%	$ 589,738,421
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$47,223,581	$530,719,808	$—	$577,943,389
Repurchase Agreement	—	11,795,032	—	11,795,032
Total Investments	$47,223,581	$542,514,840	$—	$589,738,421
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $15,963,536, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $16,518,324. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $497,596,815) (including securities loaned of $15,963,536)	$577,943,389
Repurchase agreement, at value (cost $11,795,032)	11,795,032
Foreign currency, at value (cost $3,058,123)	3,049,317
Receivables and other assets:
Investments sold	3,174,225
Net income from securities lending	5,831
Shares of beneficial interest sold	1,430,324
Dividends	3,004,637
Interest	819
Tax reclaims	3,201,858
Prepaid expenses	12,917
Total assets	603,618,349
Liabilities:
Payables and other liabilities:
Investments purchased	2,286,012
Shares of beneficial interest redeemed	50,888
Investment management fees	348,417
Distribution and service fees	205
Transfer agent fees	3,553
Trustee and CCO fees	3,512
Audit and tax fees	16,697
Custody fees	41,820
Legal fees	14,030
Printing and shareholder reports fees	6,177
Other accrued expenses	11,921
Total liabilities	2,783,232
Net assets	$600,835,117
Net assets consist of:
Paid-in capital	$466,501,811
Total distributable earnings (accumulated losses)	134,333,306
Net assets	$600,835,117
Net assets by class:
Class A	$902,075
Class I	1,671,585
Class I2	583,931,662
Class R6	14,329,795
Shares outstanding (unlimited shares, no par value):
Class A	110,347
Class I	202,897
Class I2	71,270,960
Class R6	1,740,656
Net asset value per share: (A)
Class A	$8.17
Class I	8.24
Class I2	8.19
Class R6	8.23
Maximum offering price per share: (B)
Class A	$8.65

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$8,139,912
Interest income	163,311
Net income from securities lending	15,619
Withholding taxes on foreign income	(885,926)
Total investment income	7,432,916
Expenses:
Investment management fees	1,969,825
Distribution and service fees:
Class A	1,028
Transfer agent fees:
Class A	1,522
Class I	141
Class I2	18,654
Class R6	521
Trustee and CCO fees	12,163
Audit and tax fees	16,771
Custody fees	62,411
Legal fees	25,650
Printing and shareholder reports fees	12,332
Registration fees	32,797
Other	22,332
Total expenses before waiver and/or reimbursement and recapture	2,176,147
Expenses waived and/or reimbursed:
Class A	(1,104)
Class I	(187)
Class R6	(1)
Recapture of previously waived and/or reimbursed fees:
Class A	31
Class I	58
Class R6	1
Net expenses	2,174,945
Net investment income (loss)	5,257,971
Net realized gain (loss) on:
Investments	56,975,018
Foreign currency transactions	(979,998)
Net realized gain (loss)	55,995,020
Net change in unrealized appreciation (depreciation) on:
Investments	17,157,965
Translation of assets and liabilities denominated in foreign currencies	(32,260)
Net change in unrealized appreciation (depreciation)	17,125,705
Net realized and change in unrealized gain (loss)	73,120,725
Net increase (decrease) in net assets resulting from operations	$78,378,696
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$5,257,971	$20,993,974
Net realized gain (loss)	55,995,020	47,825,202
Net change in unrealized appreciation (depreciation)	17,125,705	47,227,684
Net increase (decrease) in net assets resulting from operations	78,378,696	116,046,860
Dividends and/or distributions to shareholders:
Class A	(58,653)	(7,973)
Class I	(20,645)	(1,389)
Class I2	(49,369,873)	(17,244,609)
Class R6	(1,086,982)	(229,918)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(50,536,153)	(17,483,889)
Capital share transactions:
Proceeds from shares sold:
Class A	188,128	349,680
Class I	1,429,157	177,000
Class I2	208,815,021	46,873,056
Class R6	1,072,475	1,421,029
	211,504,781	48,820,765
Dividends and/or distributions reinvested:
Class A	58,653	7,973
Class I	20,645	1,389
Class I2	49,369,873	17,244,609
Class R6	1,086,982	229,918
	50,536,153	17,483,889
Cost of shares redeemed:
Class A	(88,674)	(192,081)
Class I	(20,074)	(12,746)
Class I2	(348,850,195)	(376,274,314)
Class R6	(1,182,404)	(2,121,675)
	(350,141,347)	(378,600,816)
Net increase (decrease) in net assets resulting from capital share transactions	(88,100,413)	(312,296,162)
Net increase (decrease) in net assets	(60,257,870)	(213,733,191)
Net assets:
Beginning of period/year	661,092,987	874,826,178
End of period/year	$600,835,117	$661,092,987
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	23,978	44,109
Class I	171,590	22,039
Class I2	25,508,187	5,851,530
Class R6	132,670	176,513
	25,836,425	6,094,191
Shares reinvested:
Class A	7,539	1,041
Class I	2,637	180
Class I2	6,345,742	2,251,254
Class R6	139,000	29,859
	6,494,918	2,282,334
Shares redeemed:
Class A	(11,118)	(23,976)
Class I	(2,451)	(1,543)
Class I2	(44,667,957)	(47,304,047)
Class R6	(144,925)	(266,824)
	(44,826,451)	(47,596,390)
Net increase (decrease) in shares outstanding:
Class A	20,399	21,174
Class I	171,776	20,676
Class I2	(12,814,028)	(39,201,263)
Class R6	126,745	(60,452)
	(12,495,108)	(39,219,865)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.67	$6.97	$10.07	$7.77	$7.53	$7.85
Investment operations:
Net investment income (loss) (A)	0.07	0.15	0.15	0.14	0.08	0.14
Net realized and unrealized gain (loss)	1.08	0.66	(2.69)	2.23	0.28	0.75
Total investment operations	1.15	0.81	(2.54)	2.37	0.36	0.89
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.11)	(0.26)	(0.07)	(0.12)	(0.11)
Net realized gains	(0.39)	—	(0.30)	—	—	(1.10)
Total dividends and/or distributions to shareholders	(0.65)	(0.11)	(0.56)	(0.07)	(0.12)	(1.21)
Net asset value, end of period/year	$8.17	$7.67	$6.97	$10.07	$7.77	$7.53
Total return (D)	15.36%(E)	11.78%	(26.67)%(C)	30.55%	4.81%	14.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$902	$690	$480	$530	$190	$106
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46%(F)	1.52%	1.45%	1.42%	1.74%	1.74%
Including waiver and/or reimbursement and recapture	1.20%(F)	1.20%	1.21%(G)	1.21%(G)	1.20%	1.23%
Net investment income (loss) to average net assets	1.70%(F)	1.91%	1.79%	1.48%	1.11%	2.06%
Portfolio turnover rate	67%(E)	37%	36%	21%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.74	$7.02	$10.12	$7.79	$7.55	$7.86
Investment operations:
Net investment income (loss) (A)	0.14	0.18	0.16	0.16	0.09	0.14
Net realized and unrealized gain (loss)	1.03	0.67	(2.69)	2.24	0.28	0.77
Total investment operations	1.17	0.85	(2.53)	2.40	0.37	0.91
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.13)	(0.27)	(0.07)	(0.13)	(0.12)
Net realized gains	(0.39)	—	(0.30)	—	—	(1.10)
Total dividends and/or distributions to shareholders	(0.67)	(0.13)	(0.57)	(0.07)	(0.13)	(1.22)
Net asset value, end of period/year	$8.24	$7.74	$7.02	$10.12	$7.79	$7.55
Total return	15.52%(B)	12.16%	(26.47)%	30.95%	4.96%	14.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,672	$241	$73	$29	$21	$19
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94%(C)	0.92%	1.02%	1.33%	1.31%	1.43%
Including waiver and/or reimbursement and recapture	0.85%(C)(D)	0.84%(D)	0.98%(E)	0.91%(E)	1.03%	1.05%
Net investment income (loss) to average net assets	3.45%(C)	2.29%	2.05%	1.59%	1.24%	1.93%
Portfolio turnover rate	67%(B)	37%	36%	21%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	TAM has contractually agreed to reimburse 0.095% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(E)	TAM contractually agreed to reimburse certain per account transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.70	$7.00	$10.09	$7.78	$7.53	$7.87
Investment operations:
Net investment income (loss) (A)	0.08	0.19	0.17	0.16	0.11	0.15
Net realized and unrealized gain (loss)	1.08	0.65	(2.66)	2.24	0.29	0.76
Total investment operations	1.16	0.84	(2.49)	2.40	0.40	0.91
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.14)	(0.30)	(0.09)	(0.15)	(0.15)
Net realized gains	(0.39)	—	(0.30)	—	—	(1.10)
Total dividends and/or distributions to shareholders	(0.67)	(0.14)	(0.60)	(0.09)	(0.15)	(1.25)
Net asset value, end of period/year	$8.19	$7.70	$7.00	$10.09	$7.78	$7.53
Total return	15.40%(B)	12.17%	(26.24)%	31.01%	5.34%	15.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$583,931	$647,678	$862,508	$1,467,721	$1,439,535	$1,162,120
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(C)	0.82%	0.81%	0.80%	0.81%	0.81%
Including waiver and/or reimbursement and recapture	0.85%(C)	0.82%	0.81%	0.80%	0.81%	0.81%
Net investment income (loss) to average net assets	2.05%(C)	2.34%	2.06%	1.69%	1.45%	2.20%
Portfolio turnover rate	67%(B)	37%	36%	21%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.74	$7.03	$10.13	$7.81	$7.57	$7.87
Investment operations:
Net investment income (loss) (A)	0.08	0.19	0.19	0.17	0.11	0.16
Net realized and unrealized gain (loss)	1.08	0.66	(2.69)	2.24	0.28	0.77
Total investment operations	1.16	0.85	(2.50)	2.41	0.39	0.93
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.14)	(0.30)	(0.09)	(0.15)	(0.13)
Net realized gains	(0.39)	—	(0.30)	—	—	(1.10)
Total dividends and/or distributions to shareholders	(0.67)	(0.14)	(0.60)	(0.09)	(0.15)	(1.23)
Net asset value, end of period/year	$8.23	$7.74	$7.03	$10.13	$7.81	$7.57
Total return	15.47%(B)	12.11%	(26.23)%	31.02%	5.19%	15.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,330	$12,484	$11,765	$14	$11	$10
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(C)	0.82%	0.81%	0.80%	0.81%	0.80%
Including waiver and/or reimbursement and recapture	0.85%(C)	0.82%	0.81%	0.80%	0.81%	0.80%
Net investment income (loss) to average net assets	1.99%(C)	2.34%	2.28%	1.71%	1.46%	2.26%
Portfolio turnover rate	67%(B)	37%	36%	21%	28%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Focus (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2, and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$558,235,907	92.91%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2025
Class I	0.97	March 1, 2025
Class I2, Class R6	0.87	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$588	$1,406	$1,908	$1,104	$5,006
Class I	49	43	—	—	92

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,156	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2025.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$20,831	$3,552
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$343,796,179	$—	$423,154,305	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2024, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$509,391,847	$86,496,566	$(6,149,992)	$80,346,574
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Focus

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE (continued)
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA INTL FOCUS 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica International Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica International Small Cap Value

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I	$1,000.00	$1,197.90	$6.01	$1,019.40	$5.52	1.10%
Class I2	1,000.00	1,199.20	5.47	1,019.90	5.02	1.00

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	99.1%
Other Investment Company	2.6
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(2.0)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 3.8%
BlueScope Steel Ltd.	781,200	$ 11,401,940
Charter Hall Group, REIT	575,432	4,369,961
Omni Bridgeway Ltd. (A)	2,263,769	1,818,261
Qantas Airways Ltd. (A)	1,897,200	7,157,954
Seven Group Holdings Ltd.	95,800	2,327,854
		27,075,970
Austria - 0.5%
ams-OSRAM AG (A)	1,528,800	1,836,177
Strabag SE	32,500	1,383,892
Strabag SE (A)	8,125	345,973
		3,566,042
Belgium - 3.8%
Barco NV (B)	306,334	4,249,770
D'ieteren Group	56,508	12,190,048
Fagron	209,148	4,057,834
Groupe Bruxelles Lambert NV	81,227	6,029,479
		26,527,131
Denmark - 2.6%
Scandinavian Tobacco Group AS (C)	778,928	12,571,804
Schouw & Co. AS	76,467	6,134,440
		18,706,244
Finland - 0.7%
Enento Group OYJ (C)	114,000	2,012,271
Raisio OYJ, V Shares	1,408,483	2,886,017
		4,898,288
France - 4.7%
Coface SA	459,100	7,064,907
Elis SA	551,200	12,375,196
ICADE, REIT	76,100	2,023,304
Kaufman & Broad SA (B)	206,329	6,652,369
Virbac SACA	13,900	5,136,804
		33,252,580
Germany - 6.5%
Bertrandt AG	36,409	1,565,885
Borussia Dortmund GmbH & Co. KGaA (A)	494,180	1,958,918
BRANICKS Group AG (A)(B)	443,878	781,487
DWS Group GmbH & Co. KGaA (C)	120,600	5,088,597
Elmos Semiconductor SE	53,700	4,449,509
Gerresheimer AG	140,700	15,152,958
K&S AG	288,100	4,309,960
SAF-Holland SE	456,017	8,784,922
Takkt AG	277,313	3,858,070
		45,950,306
Greece - 1.6%
Motor Oil Hellas Corinth Refineries SA	378,351	10,966,567
Hong Kong - 1.8%
ASMPT Ltd.	718,400	8,928,046
Great Eagle Holdings Ltd.	1,551,493	2,368,335
Pacific Textiles Holdings Ltd.	6,431,600	1,227,478
		12,523,859
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.4%
Bank of Ireland Group PLC	1,577,400	$ 16,829,960
C&C Group PLC	1,282,185	2,628,198
Smurfit Kappa Group PLC	266,210	11,534,762
		30,992,920
Italy - 6.2%
BFF Bank SpA (C)	907,400	11,644,319
Buzzi SpA	264,900	9,544,434
Danieli & C Officine Meccaniche SpA	153,990	3,953,000
doValue SpA (B)(C)	393,800	875,893
Prysmian SpA	243,952	13,236,432
Saras SpA	2,502,300	4,698,889
		43,952,967
Japan - 29.4%
A&D HOLON Holdings Co. Ltd.	108,300	1,880,847
Air Water, Inc.	364,300	5,470,039
Capcom Co. Ltd.	773,400	12,732,047
CKD Corp.	274,000	5,120,788
DTS Corp.	342,700	9,349,094
Fuji Corp.	421,300	7,067,472
Fukushima Galilei Co. Ltd.	116,700	4,666,214
FULLCAST Holdings Co. Ltd.	132,000	1,265,293
Furyu Corp. (B)	144,600	1,101,635
GMO internet group, Inc.	347,200	5,700,724
Hikari Tsushin, Inc.	49,500	8,044,828
Horiba Ltd.	142,100	13,786,414
Hosokawa Micron Corp.	99,300	2,775,531
Japan Petroleum Exploration Co. Ltd.	133,700	5,639,900
Kadokawa Corp.	208,300	3,807,347
Kumiai Chemical Industry Co. Ltd. (B)	694,300	3,538,711
MatsukiyoCocokara & Co.	306,300	4,343,557
MEITEC Group Holdings, Inc.	314,300	5,861,696
Nakanishi, Inc.	532,500	8,180,218
Nextage Co. Ltd. (B)	146,600	2,573,823
Nichiha Corp.	239,500	5,584,441
Nippon Parking Development Co. Ltd.	2,356,000	2,891,972
Organo Corp.	135,500	6,215,970
Paramount Bed Holdings Co. Ltd.	381,400	6,498,485
PCA Corp.	377,100	4,645,401
Rohto Pharmaceutical Co. Ltd.	421,100	8,215,840
Sanwa Holdings Corp.	891,000	14,550,818
Square Enix Holdings Co. Ltd.	279,200	10,092,276
Takasago Thermal Engineering Co. Ltd.	297,300	9,966,727
Token Corp. (B)	77,300	5,304,097
Topcon Corp.	330,900	3,886,511
USS Co. Ltd.	1,137,800	8,691,990
Wakita & Co. Ltd.	347,400	3,447,106
Yonex Co. Ltd. (B)	625,700	4,989,601
		207,887,413
Netherlands - 4.3%
Euronext NV (C)	85,780	7,724,558
Koninklijke Vopak NV	215,500	8,557,838
Van Lanschot Kempen NV	391,000	13,850,771
		30,133,167
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway - 3.2%
ABG Sundal Collier Holding ASA	4,786,127	$ 2,498,945
Aker ASA, Class A	130,700	7,255,923
Kongsberg Gruppen ASA	118,300	8,351,165
Protector Forsikring ASA	224,200	4,532,144
		22,638,177
Republic of Korea - 2.6%
Eugene Technology Co. Ltd.	289,209	11,001,236
Gradiant Corp.	106,643	1,248,871
Value Added Technology Co. Ltd.	276,100	5,859,990
		18,110,097
Spain - 2.6%
Cia de Distribucion Integral Logista Holdings SA	436,664	11,877,004
Fluidra SA	114,500	2,423,755
Vidrala SA	40,143	4,221,207
		18,521,966
Sweden - 2.4%
Cloetta AB, B Shares	2,833,200	4,218,930
Husqvarna AB, B Shares (B)	743,900	6,033,925
Nobia AB (A)(B)	3,472,800	1,414,296
Trelleborg AB, B Shares (B)	144,800	5,103,103
		16,770,254
Switzerland - 2.2%
Swissquote Group Holding SA (B)	56,376	15,248,259
United Kingdom - 15.8%
Bellway PLC	340,100	10,687,904
Burberry Group PLC	354,400	5,070,981
Clarkson PLC	163,200	7,922,548
Domino's Pizza Group PLC	1,231,500	4,992,351
Howden Joinery Group PLC	767,700	8,356,197
IG Group Holdings PLC	1,020,135	9,519,134
Inchcape PLC	407,700	4,063,514
Informa PLC	1,039,327	10,289,220
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Intermediate Capital Group PLC	327,435	$ 8,534,234
Lancashire Holdings Ltd.	716,700	5,462,871
Morgan Sindall Group PLC	49,000	1,381,587
Oxford Metrics PLC	983,100	1,338,992
Redde Northgate PLC	270,368	1,292,899
Redrow PLC	1,703,600	13,696,858
Savills PLC	619,400	8,374,370
Vistry Group PLC (A)	710,600	10,555,688
		111,539,348
Total Common Stocks (Cost $585,354,579)		699,261,555
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	18,204,291	18,204,291
Total Other Investment Company (Cost $18,204,291)		18,204,291

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $2,517,609 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $2,567,965.	$ 2,517,434	2,517,434
Total Repurchase Agreement (Cost $2,517,434)		2,517,434
Total Investments (Cost $606,076,304)		719,983,280
Net Other Assets (Liabilities) - (2.0)%		(13,999,471)
Net Assets - 100.0%		$ 705,983,809
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	8.7%	$62,464,498
Household Durables	6.7	48,311,212
Machinery	6.0	43,359,758
Building Products	4.2	30,101,986
Oil, Gas & Consumable Fuels	4.1	29,863,194
Semiconductors & Semiconductor Equipment	3.6	26,214,968
Entertainment	3.4	24,783,241
Electronic Equipment, Instruments & Components	3.3	23,803,542
Health Care Equipment & Supplies	2.9	20,538,693
Financial Services	2.8	20,367,952
Commercial Services & Supplies	2.7	19,125,238
Insurance	2.4	17,059,922
Banks	2.3	16,829,960
Distributors	2.3	16,253,562
Containers & Packaging	2.2	15,755,969
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	2.1%	$15,300,751
Life Sciences Tools & Services	2.1	15,152,958
IT Services	2.1	15,049,818
Trading Companies & Distributors	2.0	14,131,157
Media	2.0	14,096,567
Chemicals	1.9	13,318,710
Food Products	1.8	13,239,387
Electrical Equipment	1.8	13,236,432
Tobacco	1.7	12,571,804
Air Freight & Logistics	1.6	11,877,004
Real Estate Management & Development	1.6	11,524,192
Metals & Mining	1.6	11,401,940
Specialty Retail	1.6	11,265,813
Professional Services	1.5	10,705,145
Construction Materials	1.3	9,544,434
Automobile Components	1.2	8,784,922
Aerospace & Defense	1.2	8,351,165
Personal Care Products	1.1	8,215,840
Marine Transportation	1.1	7,922,548
Passenger Airlines	1.0	7,157,954
Diversified REITs	0.9	6,393,265
Textiles, Apparel & Luxury Goods	0.9	6,298,459
Leisure Products	0.8	6,091,236
Software	0.8	5,984,393
Pharmaceuticals	0.7	5,136,804
Hotels, Restaurants & Leisure	0.7	4,992,351
Consumer Staples Distribution & Retail	0.6	4,343,557
Health Care Providers & Services	0.6	4,057,834
Construction & Engineering	0.4	3,111,452
Beverages	0.4	2,628,198
Ground Transportation	0.2	1,292,899
Broadline Retail	0.2	1,248,871
Investments	97.1	699,261,555
Short-Term Investments	2.9	20,721,725
Total Investments	100.0%	$ 719,983,280
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$699,261,555	$—	$699,261,555
Other Investment Company	18,204,291	—	—	18,204,291
Repurchase Agreement	—	2,517,434	—	2,517,434
Total Investments	$18,204,291	$701,778,989	$—	$719,983,280
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $24,237,006, collateralized by cash collateral of $18,204,291 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,376,657. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $39,917,442, representing 5.7% of the
Fund’s net assets.

(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $603,558,870) (including securities loaned of $24,237,006)	$717,465,846
Repurchase agreement, at value (cost $2,517,434)	2,517,434
Receivables and other assets:
Net income from securities lending	10,612
Shares of beneficial interest sold	855,901
Dividends	3,275,462
Interest	175
Tax reclaims	1,529,590
Prepaid expenses	2,712
Total assets	725,657,732
Liabilities:
Foreign currency overdraft, at value (cost $596,133)	590,171
Cash collateral received upon return of:
Securities on loan	18,204,291
Payables and other liabilities:
Investments purchased	85,490
Shares of beneficial interest redeemed	85,154
Investment management fees	604,369
Transfer agent fees	35,781
Trustee and CCO fees	1,910
Audit and tax fees	15,154
Custody fees	44,754
Legal fees	653
Printing and shareholder reports fees	2,642
Other accrued expenses	3,554
Total liabilities	19,673,923
Net assets	$705,983,809
Net assets consist of:
Paid-in capital	$604,873,994
Total distributable earnings (accumulated losses)	101,109,815
Net assets	$705,983,809
Net assets by class:
Class I	$346,446,982
Class I2	359,536,827
Shares outstanding (unlimited shares, no par value):
Class I	23,740,300
Class I2	24,579,175
Net asset value per share: (A)
Class I	$14.59
Class I2	14.63

(A)	Net asset value per share for Class I and I2 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$11,508,202
Interest income	71,813
Net income from securities lending	37,316
Withholding taxes on foreign income	(1,085,766)
Total investment income	10,531,565
Expenses:
Investment management fees	3,234,995
Transfer agent fees:
Class I	176,167
Class I2	13,108
Trustee and CCO fees	13,259
Audit and tax fees	18,161
Custody fees	64,116
Legal fees	19,670
Printing and shareholder reports fees	18,273
Registration fees	17,582
Other	22,751
Total expenses	3,598,082
Net investment income (loss)	6,933,483
Net realized gain (loss) on:
Investments	2,046,327
Foreign currency transactions	(8,172)
Net realized gain (loss)	2,038,155
Net change in unrealized appreciation (depreciation) on:
Investments	112,059,490
Translation of assets and liabilities denominated in foreign currencies	(49,723)
Net change in unrealized appreciation (depreciation)	112,009,767
Net realized and change in unrealized gain (loss)	114,047,922
Net increase (decrease) in net assets resulting from operations	$120,981,405
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$6,933,483	$16,331,397
Net realized gain (loss)	2,038,155	(1,097,963)
Net change in unrealized appreciation (depreciation)	112,009,767	74,608,095
Net increase (decrease) in net assets resulting from operations	120,981,405	89,841,529
Dividends and/or distributions to shareholders:
Class I	(10,359,911)	(8,352,288)
Class I2	(10,691,629)	(13,400,508)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(21,051,540)	(21,752,796)
Capital share transactions:
Proceeds from shares sold:
Class I	51,381,846	116,730,661
Class I2	3,808,684	1,670,006
	55,190,530	118,400,667
Dividends and/or distributions reinvested:
Class I	10,224,018	8,335,429
Class I2	10,691,629	13,400,508
	20,915,647	21,735,937
Cost of shares redeemed:
Class I	(68,982,871)	(75,666,786)
Class I2	(18,600,612)	(82,901,882)
	(87,583,483)	(158,568,668)
Net increase (decrease) in net assets resulting from capital share transactions	(11,477,306)	(18,432,064)
Net increase (decrease) in net assets	88,452,559	49,656,669
Net assets:
Beginning of period/year	617,531,250	567,874,581
End of period/year	$705,983,809	$617,531,250
Capital share transactions - shares:
Shares issued:
Class I	3,674,130	8,669,308
Class I2	271,326	123,811
	3,945,456	8,793,119
Shares reinvested:
Class I	733,957	679,888
Class I2	765,876	1,091,247
	1,499,833	1,771,135
Shares redeemed:
Class I	(4,961,952)	(5,805,474)
Class I2	(1,314,774)	(6,010,856)
	(6,276,726)	(11,816,330)
Net increase (decrease) in shares outstanding:
Class I	(553,865)	3,543,722
Class I2	(277,572)	(4,795,798)
	(831,437)	(1,252,076)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.55	$11.25	$16.30	$11.94	$12.60	$12.44
Investment operations:
Net investment income (loss) (A)	0.14	0.33	0.27	0.28	0.13	0.24
Net realized and unrealized gain (loss)	2.32	1.41	(4.74)	4.23	(0.51)	0.83
Total investment operations	2.46	1.74	(4.47)	4.51	(0.38)	1.07
Contributions from affiliate	—	—	0.01 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.42)	(0.09)	(0.42)	(0.15)	(0.28)	(0.22)
Net realized gains	—	(0.35)	(0.17)	—	—	(0.69)
Total dividends and/or distributions to shareholders	(0.42)	(0.44)	(0.59)	(0.15)	(0.28)	(0.91)
Net asset value, end of period/year	$14.59	$12.55	$11.25	$16.30	$11.94	$12.60
Total return	19.79%(C)	15.54%	(28.23)%(B)	37.93%	(3.21)%	9.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$346,447	$304,824	$233,431	$348,810	$232,368	$105,692
Expenses to average net assets	1.10%(D)	1.11%	1.10%	1.09%	1.11%	1.10%
Net investment income (loss) to average net assets	1.97%(D)	2.47%	2.06%	1.82%	1.09%	2.07%
Portfolio turnover rate	5%(C)	18%	14%	14%	30%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.58	$11.28	$16.34	$11.96	$12.63	$12.47
Investment operations:
Net investment income (loss) (A)	0.15	0.34	0.29	0.30	0.12	0.24
Net realized and unrealized gain (loss)	2.34	1.41	(4.75)	4.24	(0.49)	0.85
Total investment operations	2.49	1.75	(4.46)	4.54	(0.37)	1.09
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.44)	(0.10)	(0.43)	(0.16)	(0.30)	(0.24)
Net realized gains	—	(0.35)	(0.17)	—	—	(0.69)
Total dividends and/or distributions to shareholders	(0.44)	(0.45)	(0.60)	(0.16)	(0.30)	(0.93)
Net asset value, end of period/year	$14.63	$12.58	$11.28	$16.34	$11.96	$12.63
Total return	19.92%(B)	15.63%	(28.23)%	38.13%	(3.15)%	9.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$359,537	$312,707	$334,444	$489,410	$282,379	$460,442
Expenses to average net assets	1.00%(C)	1.01%	1.01%	0.99%	1.01%	1.00%
Net investment income (loss) to average net assets	2.06%(C)	2.53%	2.18%	1.92%	1.04%	2.05%
Portfolio turnover rate	5%(B)	18%	14%	14%	30%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Small Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $789.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$18,204,291	$—	$—	$—	$18,204,291
Total Borrowings	$18,204,291	$—	$—	$—	$18,204,291
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$354,545,069	50.22%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.955%
Over $300 million up to $750 million	0.930
Over $750 million up to $1 billion	0.880
Over $1 billion	0.840
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	1.16%	March 1, 2025
Class I2	1.06	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2024, there are no amounts available for recapture by TAM.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$186,405	$34,864
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$32,219,164	$—	$49,118,089	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, forward contracts mark-to-market, futures contracts markto-market, option contracts mark-to-market, swaps, straddle loss deferrals, premium amortization accruals, interest written off and dollar roll adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. There are no reclassifications in the current year.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$606,076,304	$188,494,953	$(74,587,977)	$113,906,976
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
12. SUBSEQUENT EVENT
Effective May 31, 2024, the Fund offers Class R6 shares to investors. The Fund's principal investment strategies, principal risks, portfolio managers, investment manager and investment management and sub-advisory fee schedules remain the same.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545591 TA INTL SCV 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica International Stock
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica International Stock

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,213.60	$6.49	$1,019.00	$5.92	1.18%
Class I	1,000.00	1,215.00	4.85	1,020.50	4.42	0.88
Class I2	1,000.00	1,215.60	4.30	1,021.00	3.92	0.78
Class R6	1,000.00	1,215.70	4.30	1,021.00	3.92	0.78

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
Common Stocks	96.5%
Other Investment Company	1.8
Exchange-Traded Fund	1.5
Preferred Stock	0.9
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(1.3)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 3.4%
BlueScope Steel Ltd.	69,957	$ 1,021,052
CSL Ltd.	5,136	912,544
Evolution Mining Ltd.	737,936	1,902,976
Goodman Group, REIT	56,423	1,139,724
Mineral Resources Ltd.	12,252	555,779
Perseus Mining Ltd.	856,507	1,252,831
Qantas Airways Ltd. (A)	628,446	2,371,066
South32 Ltd.	238,126	543,280
Westpac Banking Corp.	53,603	890,150
		10,589,402
Belgium - 0.3%
Anheuser-Busch InBev SA	17,263	1,031,875
Denmark - 5.8%
Danske Bank AS	158,430	4,560,722
Genmab AS (A)	5,223	1,450,061
Novo Nordisk AS, Class B	85,615	10,979,455
Pandora AS	5,241	797,680
		17,787,918
France - 10.0%
BNP Paribas SA	15,337	1,103,679
Cie de Saint-Gobain SA	48,272	3,817,477
Covivio SA, REIT	20,464	1,018,619
Credit Agricole SA	99,469	1,539,107
Eiffage SA	20,273	2,163,097
Hermes International SCA	443	1,060,538
L'Oreal SA	5,278	2,474,607
LVMH Moet Hennessy Louis Vuitton SE	3,363	2,762,489
Publicis Groupe SA	12,907	1,424,246
Renault SA	76,415	3,785,090
Sanofi SA	10,571	1,044,341
Societe Generale SA	99,460	2,679,955
TotalEnergies SE	42,165	3,061,127
Unibail-Rodamco-Westfield, REIT (A)	21,893	1,824,408
Veolia Environnement SA	36,377	1,130,877
		30,889,657
Germany - 6.2%
Allianz SE	2,212	627,733
Bayerische Motoren Werke AG	20,775	2,263,422
Daimler Truck Holding AG	32,417	1,461,884
Deutsche Telekom AG	154,604	3,541,292
E.ON SE	157,721	2,088,536
Fresenius SE & Co. KGaA	30,133	899,180
Infineon Technologies AG	63,446	2,201,769
SAP SE	26,789	4,837,213
Vonovia SE	42,757	1,235,507
		19,156,536
Hong Kong - 1.6%
AIA Group Ltd.	290,000	2,124,062
CK Hutchison Holdings Ltd.	347,000	1,685,300
CLP Holdings Ltd.	71,000	558,491
Jardine Matheson Holdings Ltd.	17,400	667,638
		5,035,491
	Shares	Value
COMMON STOCKS (continued)
Ireland - 1.3%
CRH PLC	19,151	$ 1,483,145
DCC PLC	11,617	793,333
James Hardie Industries PLC, CDI (A)	47,751	1,641,582
		3,918,060
Israel - 1.3%
Teva Pharmaceutical Industries Ltd., ADR (A)	283,600	3,984,580
Italy - 3.0%
Enel SpA	247,082	1,623,932
Ferrari NV	2,553	1,049,984
Intesa Sanpaolo SpA	1,217,453	4,556,933
Iveco Group NV	47,683	597,884
Leonardo SpA	68,543	1,575,259
		9,403,992
Japan - 25.8%
Asahi Group Holdings Ltd.	63,300	2,165,427
Canon, Inc.	65,600	1,775,483
Chugoku Electric Power Co., Inc.	123,200	845,793
Daiichi Sankyo Co. Ltd.	58,900	1,982,438
Daiwa House Industry Co. Ltd.	72,200	2,031,629
Disco Corp.	5,600	1,595,136
FUJIFILM Holdings Corp.	206,700	4,397,021
Fujitsu Ltd.	158,000	2,440,806
Honda Motor Co. Ltd.	184,900	2,103,714
Ibiden Co. Ltd.	21,100	802,084
Inpex Corp.	57,900	867,330
ITOCHU Corp.	86,700	3,911,447
Japan Tobacco, Inc.	43,500	1,170,220
KDDI Corp.	105,200	2,919,171
Marubeni Corp.	197,200	3,513,384
Mitsubishi Corp.	103,200	2,360,139
Mitsubishi Heavy Industries Ltd.	299,000	2,673,393
Mitsubishi UFJ Financial Group, Inc.	371,300	3,698,650
Mitsui & Co. Ltd.	45,900	2,215,854
Mizuho Financial Group, Inc.	65,690	1,269,729
MS&AD Insurance Group Holdings, Inc.	116,100	2,087,366
Murata Manufacturing Co. Ltd.	44,100	805,802
NEC Corp.	24,300	1,759,368
Nintendo Co. Ltd.	37,300	1,819,083
Nippon Telegraph & Telephone Corp.	2,692,100	2,906,558
Olympus Corp.	52,900	736,882
Otsuka Holdings Co. Ltd.	63,800	2,727,887
Renesas Electronics Corp.	68,200	1,107,278
Sekisui Chemical Co. Ltd.	132,800	1,931,979
Sekisui House Ltd.	51,700	1,188,084
Seven & i Holdings Co. Ltd.	97,800	1,263,693
SoftBank Group Corp.	17,200	845,906
Sony Group Corp.	27,300	2,256,382
Sumitomo Mitsui Financial Group, Inc.	88,300	5,015,773
Sysmex Corp.	62,100	993,002
Takeda Pharmaceutical Co. Ltd.	27,700	728,013
Tokyo Electron Ltd.	6,400	1,403,813
Toyota Motor Corp.	236,400	5,391,947
		79,707,664
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 5.5%
ASML Holding NV	9,731	$ 8,475,825
Koninklijke Ahold Delhaize NV	25,846	784,534
NN Group NV	69,484	3,205,358
Prosus NV	30,666	1,026,083
Stellantis NV	156,234	3,456,911
		16,948,711
New Zealand - 0.4%
Xero Ltd. (A)	17,287	1,342,131
Singapore - 2.3%
DBS Group Holdings Ltd.	181,280	4,614,918
Oversea-Chinese Banking Corp. Ltd.	239,000	2,481,194
		7,096,112
Spain - 4.6%
Banco Bilbao Vizcaya Argentaria SA	142,350	1,539,369
Banco Santander SA (B)	1,104,814	5,375,618
CaixaBank SA (B)	198,066	1,044,512
Cellnex Telecom SA (A)(C)	13,862	458,204
Iberdrola SA	261,747	3,209,431
Redeia Corp. SA	57,900	966,560
Repsol SA	41,971	658,780
Telefonica SA	220,458	987,563
		14,240,037
Sweden - 2.1%
Alfa Laval AB (B)	36,756	1,564,878
Assa Abloy AB, Class B	54,739	1,446,281
Atlas Copco AB, A Shares	207,258	3,630,348
		6,641,507
Switzerland - 6.8%
ABB Ltd.	47,148	2,290,848
Alcon, Inc.	28,394	2,177,160
Cie Financiere Richemont SA, Class A	7,696	1,063,795
Holcim AG	42,064	3,521,081
Logitech International SA	10,347	805,588
Nestle SA	16,316	1,638,129
Novartis AG	23,094	2,241,445
Roche Holding AG	6,856	1,642,795
Swiss Life Holding AG	4,020	2,712,518
UBS Group AG	110,270	2,896,051
		20,989,410
United Kingdom - 16.1%
3i Group PLC	171,386	6,123,183
AstraZeneca PLC	22,446	3,394,932
BAE Systems PLC	100,824	1,676,927
Barclays PLC	1,694,007	4,271,087
BP PLC	270,861	1,745,872
Coca-Cola Europacific Partners PLC	37,054	2,668,629
Compass Group PLC	53,223	1,480,329
GSK PLC	141,978	2,945,605
Halma PLC	38,196	1,046,831
HSBC Holdings PLC	573,154	4,968,071
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	71,096	$ 1,624,554
Lloyds Banking Group PLC	1,746,504	1,127,163
Marks & Spencer Group PLC	204,589	651,809
RELX PLC	49,479	2,032,937
Rio Tinto PLC	27,892	1,887,193
Rolls-Royce Holdings PLC (A)	750,513	3,848,649
Sage Group PLC	94,325	1,367,797
Segro PLC, REIT	84,858	892,547
Shell PLC	78,592	2,793,835
SSE PLC	59,864	1,244,357
Standard Chartered PLC	155,154	1,333,011
Vodafone Group PLC	899,159	758,262
		49,883,580
Total Common Stocks (Cost $254,907,949)		298,646,663
EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF	$ 60,100	4,643,927
Total Exchange-Traded Fund (Cost $4,573,425)		4,643,927
PREFERRED STOCK - 0.9%
Germany - 0.9%
Volkswagen AG, 7.57% (D)	22,669	2,777,068
Total Preferred Stock (Cost $3,253,116)		2,777,068
OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	5,501,270	5,501,270
Total Other Investment Company (Cost $5,501,270)		5,501,270

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $1,715,285 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $1,749,499.	$ 1,715,166	1,715,166
Total Repurchase Agreement (Cost $1,715,166)		1,715,166
Total Investments (Cost $269,950,926)		313,284,094
Net Other Assets (Liabilities) - (1.3)%		(3,879,459)
Net Assets - 100.0%		$ 309,404,635
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.6%	$52,069,641
Pharmaceuticals	10.1	31,671,491
Automobiles	6.7	20,828,136
Semiconductors & Semiconductor Equipment	4.7	14,783,821
Trading Companies & Distributors	3.8	12,000,824
Insurance	3.4	10,757,037
Machinery	3.2	9,928,387
Oil, Gas & Consumable Fuels	2.9	9,126,944
Capital Markets	2.9	9,019,234
Electric Utilities	2.7	8,448,564
Diversified Telecommunication Services	2.5	7,893,617
Software	2.4	7,547,141
Metals & Mining	2.3	7,163,111
Aerospace & Defense	2.3	7,100,835
Technology Hardware, Storage & Peripherals	2.2	6,978,092
Construction Materials	2.1	6,645,808
Beverages	1.9	5,865,931
Textiles, Apparel & Luxury Goods	1.8	5,684,502
Household Durables	1.7	5,376,445
Building Products	1.7	5,263,758
International Equity Fund	1.5	4,643,927
Wireless Telecommunication Services	1.4	4,523,339
IT Services	1.3	4,200,174
Health Care Equipment & Supplies	1.2	3,907,044
Real Estate Management & Development	1.0	3,267,136
Multi-Utilities	1.0	3,219,413
Industrial Conglomerates	1.0	3,146,271
Tobacco	0.9	2,794,774
Consumer Staples Distribution & Retail	0.9	2,700,036
Electronic Equipment, Instruments & Components	0.8	2,654,717
Personal Care Products	0.8	2,474,607
Passenger Airlines	0.8	2,371,066
Biotechnology	0.8	2,362,605
Electrical Equipment	0.7	2,290,848
Construction & Engineering	0.7	2,163,097
Professional Services	0.7	2,032,937
Industrial REITs	0.7	2,032,271
Retail REITs	0.6	1,824,408
Entertainment	0.6	1,819,083
Food Products	0.5	1,638,129
Hotels, Restaurants & Leisure	0.5	1,480,329
Media	0.5	1,424,246
Broadline Retail	0.3	1,026,083
Diversified REITs	0.3	1,018,619
Health Care Providers & Services	0.3	899,180
Investments	97.7	306,067,658
Short-Term Investments	2.3	7,216,436
Total Investments	100.0%	$ 313,284,094
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,653,209	$291,993,454	$—	$298,646,663
Exchange-Traded Fund	4,643,927	—	—	4,643,927
Preferred Stock	—	2,777,068	—	2,777,068
Other Investment Company	5,501,270	—	—	5,501,270
Repurchase Agreement	—	1,715,166	—	1,715,166
Total Investments	$16,798,406	$296,485,688	$—	$313,284,094
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,348,253, collateralized by cash collateral of $5,501,270 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,245,895. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $458,204, representing 0.1% of the Fund’s net assets.

(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $268,235,760) (including securities loaned of $7,348,253)	$311,568,928
Repurchase agreement, at value (cost $1,715,166)	1,715,166
Foreign currency, at value (cost $31,165)	31,038
Receivables and other assets:
Net income from securities lending	5,692
Shares of beneficial interest sold	62,507
Dividends	1,332,332
Interest	119
Tax reclaims	531,934
Prepaid expenses	1,056
Total assets	315,248,772
Liabilities:
Cash collateral received upon return of:
Securities on loan	5,501,270
Payables and other liabilities:
Shares of beneficial interest redeemed	98,016
Investment management fees	199,108
Distribution and service fees	459
Transfer agent fees	2,584
Trustee and CCO fees	1,659
Audit and tax fees	12,850
Custody fees	12,899
Legal fees	53
Printing and shareholder reports fees	1,377
Registration fees	9,265
Other accrued expenses	4,597
Total liabilities	5,844,137
Net assets	$309,404,635
Net assets consist of:
Paid-in capital	$260,369,682
Total distributable earnings (accumulated losses)	49,034,953
Net assets	$309,404,635
Net assets by class:
Class A	$2,107,227
Class I	1,974,443
Class I2	285,375,544
Class R6	19,947,421
Shares outstanding (unlimited shares, no par value):
Class A	179,869
Class I	168,080
Class I2	24,286,010
Class R6	1,698,230
Net asset value per share: (A)
Class A	$11.72
Class I	11.75
Class I2	11.75
Class R6	11.75
Maximum offering price per share: (B)
Class A	$12.40

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$3,905,275
Interest income	117,468
Net income from securities lending	14,925
Withholding taxes on foreign income	(346,837)
Total investment income	3,690,831
Expenses:
Investment management fees	849,473
Distribution and service fees:
Class A	2,159
Transfer agent fees:
Class A	1,357
Class I	781
Class I2	8,327
Class R6	653
Trustee and CCO fees	5,699
Audit and tax fees	12,683
Custody fees	17,102
Legal fees	6,461
Printing and shareholder reports fees	4,770
Registration fees	32,243
Other	10,854
Total expenses before waiver and/or reimbursement and recapture	952,562
Expenses waived and/or reimbursed:
Class A	(717)
Recapture of previously waived and/or reimbursed fees:
Class A	717
Net investment income (loss)	2,738,269
Net realized gain (loss) on:
Investments	7,546,629
Foreign currency transactions	(140,198)
Net realized gain (loss)	7,406,431
Net change in unrealized appreciation (depreciation) on:
Investments	31,715,696
Translation of assets and liabilities denominated in foreign currencies	(23,892)
Net change in unrealized appreciation (depreciation)	31,691,804
Net realized and change in unrealized gain (loss)	39,098,235
Net increase (decrease) in net assets resulting from operations	$41,836,504
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,738,269	$4,307,614
Net realized gain (loss)	7,406,431	(1,036,759)
Net change in unrealized appreciation (depreciation)	31,691,804	24,024,836
Net increase (decrease) in net assets resulting from operations	41,836,504	27,295,691
Dividends and/or distributions to shareholders:
Class A	(47,324)	(18,194)
Class I	(20,868)	(15,026)
Class I2	(5,489,683)	(4,195,583)
Class R6	(543,035)	(344,019)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(6,100,910)	(4,572,822)
Capital share transactions:
Proceeds from shares sold:
Class A	713,441	699,587
Class I	2,483,178	46,666
Class I2	112,703,764	10,091,733
Class R6	4,364,849	2,496,231
	120,265,232	13,334,217
Dividends and/or distributions reinvested:
Class A	47,324	18,194
Class I	20,868	15,026
Class I2	5,489,683	4,195,583
Class R6	543,035	344,019
	6,100,910	4,572,822
Cost of shares redeemed:
Class A	(232,251)	(221,030)
Class I	(1,398,474)	(1,501)
Class I2	(14,863,555)	(28,156,735)
Class R6	(1,503,770)	(2,936,268)
	(17,998,050)	(31,315,534)
Net increase (decrease) in net assets resulting from capital share transactions	108,368,092	(13,408,495)
Net increase (decrease) in net assets	144,103,686	9,314,374
Net assets:
Beginning of period/year	165,300,949	155,986,575
End of period/year	$309,404,635	$165,300,949
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	63,247	67,185
Class I	218,800	4,449
Class I2	10,162,042	1,026,462
Class R6	387,482	243,027
	10,831,571	1,341,123
Shares reinvested:
Class A	4,362	1,909
Class I	1,920	1,573
Class I2	505,030	439,328
Class R6	50,003	36,023
	561,315	478,833
Shares redeemed:
Class A	(20,392)	(21,516)
Class I	(120,828)	(157)
Class I2	(1,314,743)	(2,740,904)
Class R6	(131,919)	(292,898)
	(1,587,882)	(3,055,475)
Net increase (decrease) in shares outstanding:
Class A	47,217	47,578
Class I	99,892	5,865
Class I2	9,352,329	(1,275,114)
Class R6	305,566	(13,848)
	9,805,004	(1,235,519)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.96	$8.75	$11.77	$8.62	$9.60	$9.19
Investment operations:
Net investment income (loss) (A)	0.09	0.20	0.31	0.23	0.14	0.18
Net realized and unrealized gain (loss)	2.01	1.23	(2.42)	3.03	(1.12)	0.24
Total investment operations	2.10	1.43	(2.11)	3.26	(0.98)	0.42
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.22)	(0.30)	(0.11)	—	(0.01)
Net realized gains	—	—	(0.63)	—	—	—
Total dividends and/or distributions to shareholders	(0.34)	(0.22)	(0.93)	(0.11)	—	(0.01)
Net asset value, end of period/year	$11.72	$9.96	$8.75	$11.77	$8.62	$9.60
Total return (C)	21.36%(D)	16.69%	(19.19)%(B)	38.12%	(10.21)%	4.59%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,107	$1,321	$745	$780	$473	$498
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.18%(F)	1.18%	1.15%	1.14%	1.20%	3.11%
Including waiver and/or reimbursement and recapture	1.18%(F)	1.25%	1.25%	1.25%	1.25%	1.24%
Net investment income (loss) to average net assets	1.68%(F)	2.00%	3.13%	2.04%	1.60%	1.95%
Portfolio turnover rate	20%(D)	35%	41%	52%	49%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.19%.

(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.99	$8.77	$11.83	$8.65	$9.62	$9.19
Investment operations:
Net investment income (loss) (A)	0.17	0.23	0.33	0.25	0.17	0.20
Net realized and unrealized gain (loss)	1.95	1.23	(2.43)	3.07	(1.13)	0.24
Total investment operations	2.12	1.46	(2.10)	3.32	(0.96)	0.44
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.24)	(0.35)	(0.14)	(0.01)	(0.01)
Net realized gains	—	—	(0.63)	—	—	—
Total dividends and/or distributions to shareholders	(0.36)	(0.24)	(0.98)	(0.14)	(0.01)	(0.01)
Net asset value, end of period/year	$11.75	$9.99	$8.77	$11.83	$8.65	$9.62
Total return	21.50%(C)	16.79%	(19.02)%(B)	38.63%	(9.98)%	4.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,974	$681	$547	$608	$439	$501
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.88%(E)	0.91%	0.93%	0.96%	1.03%	2.95%
Including waiver and/or reimbursement and recapture	0.88%(E)	0.98%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss) to average net assets	2.89%(E)	2.29%	3.33%	2.25%	1.83%	2.21%
Portfolio turnover rate	20%(C)	35%	41%	52%	49%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.00	$8.78	$11.83	$8.65	$9.62	$9.19
Investment operations:
Net investment income (loss) (A)	0.13	0.25	0.34	0.26	0.17	0.11
Net realized and unrealized gain (loss)	2.00	1.23	(2.42)	3.06	(1.13)	0.33
Total investment operations	2.13	1.48	(2.08)	3.32	(0.96)	0.44
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.26)	(0.34)	(0.14)	(0.01)	(0.01)
Net realized gains	—	—	(0.63)	—	—	—
Total dividends and/or distributions to shareholders	(0.38)	(0.26)	(0.97)	(0.14)	(0.01)	(0.01)
Net asset value, end of period/year	$11.75	$10.00	$8.78	$11.83	$8.65	$9.62
Total return	21.56%(B)	16.97%	(19.08)%	38.64%	(9.98)%	4.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$285,377	$149,376	$142,358	$136,492	$106,120	$76,498
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78%(D)	0.81%	0.83%	0.85%	0.93%	2.85%
Including waiver and/or reimbursement and recapture	0.78%(D)	0.81%	0.83%	0.93%	1.00%	0.99%
Net investment income (loss) to average net assets	2.27%(D)	2.45%	3.37%	2.31%	1.89%	1.24%
Portfolio turnover rate	20%(B)	35%	41%	52%	49%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.00	$8.77	$11.83	$8.65	$9.62	$9.19
Investment operations:
Net investment income (loss) (A)	0.12	0.25	0.36	0.25	0.17	0.20
Net realized and unrealized gain (loss)	2.01	1.23	(2.45)	3.07	(1.13)	0.24
Total investment operations	2.13	1.48	(2.09)	3.32	(0.96)	0.44
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.25)	(0.34)	(0.14)	(0.01)	(0.01)
Net realized gains	—	—	(0.63)	—	—	—
Total dividends and/or distributions to shareholders	(0.38)	(0.25)	(0.97)	(0.14)	(0.01)	(0.01)
Net asset value, end of period/year	$11.75	$10.00	$8.77	$11.83	$8.65	$9.62
Total return	21.57%(B)	17.01%	(19.12)%	38.63%	(9.98)%	4.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,947	$13,923	$12,337	$601	$434	$482
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78%(D)	0.81%	0.83%	0.86%	0.93%	2.85%
Including waiver and/or reimbursement and recapture	0.78%(D)	0.81%	0.92%	0.96%	1.00%	0.99%
Net investment income (loss) to average net assets	2.06%(D)	2.43%	3.70%	2.28%	1.85%	2.20%
Portfolio turnover rate	20%(B)	35%	41%	52%	49%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica International Stock (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class I, Class I2, and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $19,574.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,501,270	$—	$—	$—	$5,501,270
Total Borrowings	$5,501,270	$—	$—	$—	$5,501,270
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$276,948,089	89.51%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.70%
Over $500 million up to $1 billion	0.68
Over $1 billion up to $2 billion	0.67
Over $2 billion up to $3 billion	0.64
Over $3 billion	0.63
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.25%	March 1, 2025
Class I	1.00	March 1, 2025
Class I2, Class R6	0.86	March 1, 2025
Prior to March 1, 2024
Class I2	0.89
Class R6	0.92
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$109	$440	$717	$1,266

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$62	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$11,099	$2,581
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$153,602,111	$—	$48,079,587	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$269,950,926	$49,655,498	$(6,322,330)	$43,333,168
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 INTL STOCK 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica International Sustainable Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica International Sustainable Equity

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,144.30	$5.33	$1,019.90	$5.02	1.00%
Class R6	1,000.00	1,146.30	3.74	1,021.40	3.52	0.70

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	97.5%
Repurchase Agreement	1.9
Other Investment Company	1.7
Net Other Assets (Liabilities)	(1.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 2.2%
Cochlear Ltd.	259	$ 54,029
CSL Ltd.	384	68,228
		122,257
Belgium - 1.2%
KBC Group NV	905	67,227
Brazil - 2.2%
Itau Unibanco Holding SA, ADR	8,021	48,527
Klabin SA	9,417	41,784
Sao Martinho SA	5,893	32,446
		122,757
Canada - 3.1%
BCE, Inc.	2,520	82,794
Canadian Pacific Kansas City Ltd.	1,127	88,391
		171,185
China - 3.5%
BYD Co. Ltd., Class H	4,500	123,357
Sungrow Power Supply Co. Ltd., Class A	4,700	66,745
		190,102
Colombia - 1.0%
Interconexion Electrica SA ESP	11,385	52,528
Denmark - 3.5%
Novo Nordisk AS, Class B	1,186	152,095
Novonesis (Novozymes), Class B	763	42,253
		194,348
France - 8.9%
Air Liquide SA	378	73,929
Cie de Saint-Gobain SA	628	49,664
Cie Generale des Etablissements Michelin SCA	2,025	77,798
Dassault Systemes SE	1,109	43,530
Edenred SE	1,738	82,471
EssilorLuxottica SA	249	53,095
L'Oreal SA	236	110,649
		491,136
Germany - 6.1%
Infineon Technologies AG	2,457	85,265
Merck KGaA	329	52,278
SAP SE	606	109,424
Siemens AG	464	86,923
		333,890
Hong Kong - 4.5%
AIA Group Ltd.	18,200	133,303
China Water Affairs Group Ltd.	60,000	37,263
Hong Kong Exchanges & Clearing Ltd.	2,400	76,259
		246,825
India - 2.4%
HDFC Bank Ltd., ADR	2,335	134,496
Indonesia - 1.4%
Bank Rakyat Indonesia Persero Tbk. PT	245,500	74,314
	Shares	Value
COMMON STOCKS (continued)
Ireland - 3.5%
Accenture PLC, Class A	237	$ 71,316
Kerry Group PLC, Class A	888	76,420
Kingspan Group PLC	532	47,320
		195,056
Italy - 1.3%
Prysmian SpA	896	48,616
Terna - Rete Elettrica Nazionale	3,132	25,093
		73,709
Japan - 13.7%
Daifuku Co. Ltd.	4,100	83,984
Daiichi Sankyo Co. Ltd.	2,200	74,047
FANUC Corp.	1,400	41,467
KDDI Corp.	2,500	69,372
Nidec Corp.	2,100	98,349
Recruit Holdings Co. Ltd.	2,500	107,668
SMC Corp.	200	105,073
Sony Group Corp., ADR	1,232	101,726
Sysmex Corp.	4,500	71,957
		753,643
Mexico - 1.9%
Grupo Financiero Banorte SAB de CV, Class O	10,376	102,920
Netherlands - 2.6%
ASML Holding NV	72	62,713
Koninklijke Ahold Delhaize NV	2,604	79,042
		141,755
Norway - 1.1%
DNB Bank ASA	3,408	59,399
Peru - 1.0%
Credicorp Ltd.	340	56,307
Portugal - 1.2%
Jeronimo Martins SGPS SA	3,149	64,780
Republic of Korea - 2.4%
Samsung SDI Co. Ltd.	190	58,799
Shinhan Financial Group Co. Ltd.	2,170	72,906
		131,705
Republic of South Africa - 0.9%
Woolworths Holdings Ltd.	14,886	47,574
Singapore - 1.3%
Capitaland Investment Ltd. (A)	36,900	71,359
Spain - 3.2%
Amadeus IT Group SA	756	47,986
EDP Renovaveis SA	2,082	28,503
Industria de Diseno Textil SA (B)	2,205	100,396
		176,885
Sweden - 3.2%
Assa Abloy AB, Class B	2,623	69,303
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, A Shares	4,066	$ 71,221
Epiroc AB, Class A	1,912	35,348
		175,872
Switzerland - 6.4%
DSM-Firmenich AG	526	58,993
Lonza Group AG	121	66,791
Roche Holding AG	259	62,060
Sika AG	223	63,435
Straumann Holding AG	260	34,564
TE Connectivity Ltd.	465	65,788
		351,631
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,562	214,525
United Kingdom - 8.4%
AstraZeneca PLC	536	81,069
Aviva PLC	14,951	86,808
Croda International PLC	805	46,108
Ferguson PLC	283	59,402
Greggs PLC	2,223	75,231
Halma PLC	2,252	61,720
National Grid PLC, ADR	764	50,920
		461,258
United States - 1.5%
Linde PLC	182	80,255
Total Common Stocks (Cost $5,218,611)		5,359,698
	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (C)	95,331	$ 95,331
Total Other Investment Company (Cost $95,331)		95,331

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $101,030 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $103,145.	$ 101,023	101,023
Total Repurchase Agreement (Cost $101,023)		101,023
Total Investments (Cost $5,414,965)		5,556,052
Net Other Assets (Liabilities) - (1.1)%		(61,371)
Net Assets - 100.0%		$ 5,494,681
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.1%	$616,096
Pharmaceuticals	7.6	421,549
Chemicals	6.6	364,973
Semiconductors & Semiconductor Equipment	6.5	362,503
Machinery	6.1	337,093
Insurance	4.0	220,111
Electrical Equipment	3.8	213,710
Health Care Equipment & Supplies	3.8	213,645
Electronic Equipment, Instruments & Components	3.4	186,307
Building Products	3.0	166,287
Software	2.7	152,954
Consumer Staples Distribution & Retail	2.6	143,822
Automobiles	2.2	123,357
Hotels, Restaurants & Leisure	2.2	123,217
Personal Care Products	2.0	110,649
Food Products	2.0	108,866
Professional Services	1.9	107,668
Household Durables	1.8	101,726
Specialty Retail	1.8	100,396
Ground Transportation	1.6	88,391
Industrial Conglomerates	1.6	86,923
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Diversified Telecommunication Services	1.5%	$82,794
Financial Services	1.5	82,471
Automobile Components	1.4	77,798
Electric Utilities	1.4	77,621
Capital Markets	1.4	76,259
Real Estate Management & Development	1.3	71,359
IT Services	1.3	71,316
Wireless Telecommunication Services	1.2	69,372
Biotechnology	1.2	68,228
Life Sciences Tools & Services	1.2	66,791
Trading Companies & Distributors	1.1	59,402
Multi-Utilities	0.9	50,920
Broadline Retail	0.9	47,574
Containers & Packaging	0.7	41,784
Water Utilities	0.7	37,263
Independent Power & Renewable Electricity Producers	0.5	28,503
Investments	96.5	5,359,698
Short-Term Investments	3.5	196,354
Total Investments	100.0%	$ 5,556,052
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,284,125	$4,075,573	$—	$5,359,698
Other Investment Company	95,331	—	—	95,331
Repurchase Agreement	—	101,023	—	101,023
Total Investments	$1,379,456	$4,176,596	$—	$5,556,052
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $90,783, collateralized by cash collateral of $95,331. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $5,313,942) (including securities loaned of $90,783)	$5,455,029
Repurchase agreement, at value (cost $101,023)	101,023
Cash	133
Foreign currency, at value (cost $1,253)	1,248
Receivables and other assets:
Net income from securities lending	34
Dividends	20,633
Interest	7
Tax reclaims	3,306
Due from investment manager	8,144
Prepaid expenses	22,967
Total assets	5,612,524
Liabilities:
Cash collateral received upon return of:
Securities on loan	95,331
Payables and other liabilities:
Distribution and service fees	69
Transfer agent fees	48
Trustee and CCO fees	13
Audit and tax fees	13,521
Custody fees	5,323
Legal fees	31
Printing and shareholder reports fees	246
Other accrued expenses	3,261
Total liabilities	117,843
Net assets	$5,494,681
Net assets consist of:
Paid-in capital	$5,362,944
Total distributable earnings (accumulated losses)	131,737
Net assets	$5,494,681
Net assets by class:
Class A	$304,526
Class R6	5,190,155
Shares outstanding (unlimited shares, no par value):
Class A	29,820
Class R6	506,175
Net asset value per share: (A)
Class A	$10.21
Class R6	10.25
Maximum offering price per share: (B)
Class A	$10.80

(A)	Net asset value per share for Class R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$61,521
Interest income	1,527
Net income from securities lending	337
Withholding taxes on foreign income	(8,186)
Total investment income	55,199
Expenses:
Investment management fees	14,635
Distribution and service fees:
Class A	278
Transfer agent fees:
Class A	59
Class R6	191
Trustee and CCO fees	100
Audit and tax fees	11,243
Custody fees	7,144
Legal fees	162
Printing and shareholder reports fees	594
Registration fees	9,111
Filing fees	6,714
Other	2,392
Total expenses before waiver and/or reimbursement and recapture	52,623
Expenses waived and/or reimbursed:
Class A	(1,494)
Class R6	(32,275)
Recapture of previously waived and/or reimbursed fees:
Class A	94
Class R6	16
Net expenses	18,964
Net investment income (loss)	36,235
Net realized gain (loss) on:
Investments	(14,274)
Foreign currency transactions	133
Net realized gain (loss)	(14,141)
Net change in unrealized appreciation (depreciation) on:
Investments	645,350
Translation of assets and liabilities denominated in foreign currencies	(167)
Net change in unrealized appreciation (depreciation)	645,183
Net realized and change in unrealized gain (loss)	631,042
Net increase (decrease) in net assets resulting from operations	$667,277
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023 (A)
From operations:
Net investment income (loss)	$36,235	$57,209
Net realized gain (loss)	(14,141)	(17,766)
Net change in unrealized appreciation (depreciation)	645,183	(504,371)
Net increase (decrease) in net assets resulting from operations	667,277	(464,928)
Dividends and/or distributions to shareholders:
Class A	(3,607)	—
Class R6	(73,403)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(77,010)	—
Capital share transactions:
Proceeds from shares sold:
Class A	293,043	12,750
Class R6	—	4,990,000
	293,043	5,002,750
Dividends and/or distributions reinvested:
Class A	3,607	—
Class R6	73,403	—
	77,010	—
Cost of shares redeemed:
Class A	(3,461)	—
	(3,461)	—
Net increase (decrease) in net assets resulting from capital share transactions	366,592	5,002,750
Net increase (decrease) in net assets	956,859	4,537,822
Net assets:
Beginning of period/year	4,537,822	—
End of period/year	$5,494,681	$4,537,822
Capital share transactions - shares:
Shares issued:
Class A	28,523	1,282
Class R6	—	499,000
	28,523	500,282
Shares reinvested:
Class A	354	—
Class R6	7,175	—
	7,529	—
Shares redeemed:
Class A	(339)	—
	(339)	—
Net increase (decrease) in shares outstanding:
Class A	28,538	1,282
Class R6	7,175	499,000
	35,713	500,282

(A)	Commenced operations on March 31, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.05	$10.00
Investment operations:
Net investment income (loss) (B)	0.07	0.09
Net realized and unrealized gain (loss)	1.24	(1.04)
Total investment operations	1.31	(0.95)
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	—
Net asset value, end of period/year	$10.21	$9.05
Total return (C)(D)	14.43%	(9.50)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$305	$12
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.26%	6.23%
Including waiver and/or reimbursement and recapture	1.00%	1.10%
Net investment income (loss) to average net assets (E)	1.33%	1.54%
Portfolio turnover rate (D)	9%	7%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.07	$10.00
Investment operations:
Net investment income (loss) (B)	0.07	0.11
Net realized and unrealized gain (loss)	1.26	(1.04)
Total investment operations	1.33	(0.93)
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	—
Net asset value, end of period/year	$10.25	$9.07
Total return (C)	14.63%	(9.30)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,190	$4,526
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.97%	5.73%
Including waiver and/or reimbursement and recapture	0.70%	0.70%
Net investment income (loss) to average net assets (D)	1.36%	1.94%
Portfolio turnover rate (C)	9%	7%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance.
Transamerica International Sustainable Equity (the "Fund") commenced operations on March 31, 2023. The Fund is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$95,331	$—	$—	$—	$95,331
Total Borrowings	$95,331	$—	$—	$—	$95,331
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$5,200,716	94.65%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.55%
$500 million up to $1 billion	0.53
$1 billion up to $2 billion	0.52
$2 billion up to $3 billion	0.51
Over $3 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.10%	March 1, 2025
Class R6	0.70	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023 (B)	2024	Total
Class A	$—	$—	$223	$1,387	$1,610
Class R6	—	—	147,571	32,275	179,846

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Commenced operations on March 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class R6.

	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$11,957	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$248	$47
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$842,351	$—	$489,976	$—
Transamerica Funds
Semi-Annual Report 2024

Transamerica International Sustainable Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$5,414,965	$532,924	$(391,837)	$141,087
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
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Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Large Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Large Cap Value

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,231.00	$5.44	$1,020.00	$4.92	0.98%
Class C	1,000.00	1,225.40	9.74	1,016.10	8.82	1.76
Class I	1,000.00	1,231.50	3.50	1,021.70	3.17	0.63
Class I2	1,000.00	1,232.20	3.44	1,021.80	3.12	0.62
Class R6	1,000.00	1,232.10	3.44	1,021.80	3.12	0.62

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Repurchase Agreement	2.1
Net Other Assets (Liabilities)	0.5
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.8%
RTX Corp.	424,895	$ 43,135,341
Textron, Inc.	302,265	25,568,596
		68,703,937
Automobiles - 1.6%
General Motors Co.	661,736	29,467,104
Banks - 9.8%
Bank of America Corp.	975,838	36,115,765
JPMorgan Chase & Co.	396,757	76,074,187
Wells Fargo & Co.	1,044,869	61,981,629
		174,171,581
Beverages - 2.4%
PepsiCo, Inc.	246,587	43,377,119
Biotechnology - 4.0%
AbbVie, Inc.	217,393	35,356,798
Amgen, Inc.	134,232	36,771,514
		72,128,312
Capital Markets - 4.7%
BlackRock, Inc.	61,722	46,577,890
Intercontinental Exchange, Inc.	295,335	38,027,335
		84,605,225
Chemicals - 1.9%
Air Products & Chemicals, Inc.	144,877	34,240,230
Communications Equipment - 1.8%
Motorola Solutions, Inc.	96,220	32,633,013
Construction & Engineering - 2.6%
Quanta Services, Inc.	176,839	45,723,492
Construction Materials - 2.3%
Martin Marietta Materials, Inc.	68,741	40,355,779
Consumer Staples Distribution & Retail - 1.4%
Target Corp.	150,143	24,170,020
Electric Utilities - 2.3%
Duke Energy Corp.	416,464	40,921,753
Energy Equipment & Services - 1.7%
Schlumberger NV	628,665	29,849,014
Entertainment - 2.4%
Walt Disney Co.	379,976	42,215,334
Financial Services - 1.6%
PayPal Holdings, Inc. (A)	410,321	27,869,002
Food Products - 2.9%
Mondelez International, Inc., Class A	382,769	27,536,402
Tyson Foods, Inc., Class A	389,522	23,624,509
		51,160,911
Ground Transportation - 1.9%
CSX Corp.	1,013,310	33,662,158
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	407,860	$ 43,220,924
Boston Scientific Corp. (A)	646,418	46,458,062
		89,678,986
Health Care Providers & Services - 4.3%
Cencora, Inc.	176,970	42,304,679
UnitedHealth Group, Inc.	72,163	34,905,243
		77,209,922
Industrial REITs - 1.5%
Prologis, Inc.	267,448	27,293,068
Insurance - 2.9%
Hartford Financial Services Group, Inc.	526,732	51,035,063
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	183,107	29,806,158
Meta Platforms, Inc., Class A	76,895	33,077,922
		62,884,080
Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific, Inc.	77,375	44,004,710
Machinery - 5.0%
Caterpillar, Inc.	124,365	41,608,798
Parker-Hannifin Corp.	88,233	48,079,044
		89,687,842
Media - 1.4%
Fox Corp., Class A	782,907	24,277,946
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	575,760	28,753,454
Oil, Gas & Consumable Fuels - 7.3%
ConocoPhillips	399,736	50,214,836
Exxon Mobil Corp.	675,170	79,852,356
		130,067,192
Passenger Airlines - 1.2%
Delta Air Lines, Inc.	435,541	21,807,538
Pharmaceuticals - 2.3%
Merck & Co., Inc.	318,136	41,109,534
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Inc.	27,257	35,441,459
Micron Technology, Inc.	394,090	44,516,407
		79,957,866
Software - 1.7%
Microsoft Corp.	76,325	29,715,612
Specialized REITs - 1.7%
American Tower Corp.	177,913	30,522,754
Specialty Retail - 1.9%
Lowe's Cos., Inc.	150,430	34,296,536
Total Common Stocks (Cost $1,302,622,902)		1,737,556,087
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp.,
2.50% (B), dated 04/30/2024, to be
repurchased at $38,189,186 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 3.75%, due
04/15/2026, and with a value of
$38,950,414.
$ 38,186,534	$ 38,186,534
Total Repurchase Agreement (Cost $38,186,534)	38,186,534
Total Investments (Cost $1,340,809,436)	1,775,742,621
Net Other Assets (Liabilities) - 0.5%	9,169,187
Net Assets - 100.0%	$ 1,784,911,808
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,737,556,087	$—	$—	$1,737,556,087
Repurchase Agreement	—	38,186,534	—	38,186,534
Total Investments	$1,737,556,087	$38,186,534	$—	$1,775,742,621
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,302,622,902)	$1,737,556,087
Repurchase agreement, at value (cost $38,186,534)	38,186,534
Receivables and other assets:
Shares of beneficial interest sold	9,721,586
Dividends	1,258,189
Interest	2,652
Prepaid expenses	6,595
Total assets	1,786,731,643
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	717,242
Investment management fees	960,894
Distribution and service fees	33,803
Transfer agent fees	31,541
Trustee and CCO fees	3,549
Audit and tax fees	17,290
Custody fees	26,504
Legal fees	5,082
Printing and shareholder reports fees	4,611
Other accrued expenses	19,319
Total liabilities	1,819,835
Net assets	$1,784,911,808
Net assets consist of:
Paid-in capital	$1,355,483,718
Total distributable earnings (accumulated losses)	429,428,090
Net assets	$1,784,911,808
Net assets by class:
Class A	$90,888,746
Class C	14,219,938
Class I	103,325,794
Class I2	1,496,915,690
Class R6	79,561,640
Shares outstanding (unlimited shares, no par value):
Class A	6,665,706
Class C	1,051,826
Class I	7,485,749
Class I2	108,949,152
Class R6	5,789,984
Net asset value per share: (A)
Class A	$13.64
Class C	13.52
Class I	13.80
Class I2	13.74
Class R6	13.74
Maximum offering price per share: (B)
Class A	$14.43

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$15,648,353
Interest income	476,602
Total investment income	16,124,955
Expenses:
Investment management fees	4,899,194
Distribution and service fees:
Class A	105,835
Class C	73,092
Transfer agent fees:
Class A	48,968
Class C	10,792
Class I	53,341
Class I2	52,610
Class R6	2,276
Trustee and CCO fees	30,188
Audit and tax fees	18,137
Custody fees	40,135
Legal fees	47,807
Printing and shareholder reports fees	23,513
Registration fees	42,183
Other	36,487
Total expenses before waiver and/or reimbursement and recapture	5,484,558
Expenses waived and/or reimbursed:
Class I	(46,105)
Net expenses	5,438,453
Net investment income (loss)	10,686,502
Net realized gain (loss) on:
Investments	3,657,592
Net change in unrealized appreciation (depreciation) on:
Investments	310,594,960
Net realized and change in unrealized gain (loss)	314,252,552
Net increase (decrease) in net assets resulting from operations	$324,939,054
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$10,686,502	$21,520,235
Net realized gain (loss)	3,657,592	137,729,990
Net change in unrealized appreciation (depreciation)	310,594,960	(128,959,000)
Net increase (decrease) in net assets resulting from operations	324,939,054	30,291,225
Dividends and/or distributions to shareholders:
Class A	(6,128,184)	(5,106,528)
Class C	(1,065,901)	(1,051,627)
Class I	(7,590,913)	(6,648,939)
Class I2	(107,657,925)	(110,431,586)
Class R6	(3,340,024)	(2,934,870)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(125,782,947)	(126,173,550)
Capital share transactions:
Proceeds from shares sold:
Class A	8,391,121	14,337,651
Class C	596,514	2,538,132
Class I	40,311,700	25,221,338
Class I2	364,773,256	48,362,528
Class R6	39,624,637	3,395,489
	453,697,228	93,855,138
Dividends and/or distributions reinvested:
Class A	5,525,262	4,601,956
Class C	915,166	906,745
Class I	6,564,332	5,715,770
Class I2	107,657,925	110,431,586
Class R6	3,340,024	2,934,870
	124,002,709	124,590,927
Cost of shares redeemed:
Class A	(9,869,188)	(17,498,287)
Class C	(1,873,429)	(4,815,749)
Class I	(43,931,477)	(37,377,339)
Class I2	(227,946,162)	(675,239,627)
Class R6	(10,066,853)	(8,221,612)
	(293,687,109)	(743,152,614)
Automatic conversions:
Class A	1,456,510	1,108,594
Class C	(1,456,510)	(1,108,594)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	284,012,828	(524,706,549)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	522 (A)	—
Class C	1,052 (A)	—
	1,574	—
Net increase (decrease) in net assets	483,170,509	(620,588,874)
Net assets:
Beginning of period/year	1,301,741,299	1,922,330,173
End of period/year	$1,784,911,808	$1,301,741,299
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	632,081	1,137,790
Class C	45,905	199,525
Class I	2,963,392	2,012,558
Class I2	27,473,732	3,876,887
Class R6	3,038,247	270,112
	34,153,357	7,496,872
Shares reinvested:
Class A	439,871	377,830
Class C	73,603	75,054
Class I	515,730	464,542
Class I2	8,499,754	9,009,543
Class R6	262,609	239,158
	9,791,567	10,166,127
Shares redeemed:
Class A	(751,300)	(1,393,233)
Class C	(145,235)	(387,786)
Class I	(3,241,709)	(2,954,834)
Class I2	(17,186,486)	(53,477,379)
Class R6	(748,289)	(655,772)
	(22,073,019)	(58,869,004)
Automatic conversions:
Class A	111,035	89,331
Class C	(111,988)	(90,064)
	(953)	(733)
Net increase (decrease) in shares outstanding:
Class A	431,687	211,718
Class C	(137,715)	(203,271)
Class I	237,413	(477,734)
Class I2	18,787,000	(40,590,949)
Class R6	2,552,567	(146,502)
	21,870,952	(41,206,738)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.96	$12.80	$14.07	$9.10	$10.97	$12.09
Investment operations:
Net investment income (loss) (A)	0.06	0.12	0.11	0.09	0.19	0.19
Net realized and unrealized gain (loss)	2.62	(0.13)(B)	(1.03)	4.98	(1.57)	(0.02)(B)
Total investment operations	2.68	(0.01)	(0.92)	5.07	(1.38)	0.17
Contributions from affiliate	0.00 (C)(D)	—	0.00 (C)(E)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.13)	(0.12)	(0.10)	(0.18)	(0.19)
Net realized gains	(0.94)	(0.70)	(0.23)	—	(0.31)	(1.10)
Total dividends and/or distributions to shareholders	(1.00)	(0.83)	(0.35)	(0.10)	(0.49)	(1.29)
Net asset value, end of period/year	$13.64	$11.96	$12.80	$14.07	$9.10	$10.97
Total return (F)	23.10%(D)(G)	(0.12)%	(6.69)%(E)	55.91%	(13.06)%	2.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$90,889	$74,589	$77,059	$82,859	$50,011	$81,213
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.98%(H)	1.00%	0.98%	0.99%	1.07%	1.08%
Including waiver and/or reimbursement and recapture	0.98%(H)	1.00%(I)	0.98%(I)	0.99%(I)	1.07%(I)	1.08%
Net investment income (loss) to average net assets	0.97%(H)	0.98%	0.81%	0.76%	1.93%	1.69%
Portfolio turnover rate	18%(G)	18%	26%	127%	184%	162%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.87	$12.70	$13.95	$9.05	$10.90	$12.01
Investment operations:
Net investment income (loss) (A)	0.01	0.03	0.01	0.00 (B)	0.12	0.11
Net realized and unrealized gain (loss)	2.59	(0.13)(C)	(1.02)	4.94	(1.57)	(0.02)(C)
Total investment operations	2.60	(0.10)	(1.01)	4.94	(1.45)	0.09
Contributions from affiliate	0.00 (B)(D)	—	0.00 (B)(E)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	(0.03)	(0.01)	(0.04)	(0.09)	(0.10)
Net realized gains	(0.94)	(0.70)	(0.23)	—	(0.31)	(1.10)
Total dividends and/or distributions to shareholders	(0.95)	(0.73)	(0.24)	(0.04)	(0.40)	(1.20)
Net asset value, end of period/year	$13.52	$11.87	$12.70	$13.95	$9.05	$10.90
Total return (F)	22.54%(D)(G)	(0.84)%	(7.34)%(E)	54.71%	(13.77)%	1.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,220	$14,119	$17,682	$19,204	$14,804	$38,234
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.76%(H)	1.77%	1.75%	1.76%	1.83%	1.82%
Including waiver and/or reimbursement and recapture	1.76%(H)	1.77%(I)	1.75%(I)	1.76%(I)	1.83%(I)	1.82%
Net investment income (loss) to average net assets	0.21%(H)	0.22%	0.04%	0.02%	1.21%	0.96%
Portfolio turnover rate	18%(G)	18%	26%	127%	184%	162%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.10	$12.92	$14.19	$9.17	$11.05	$12.16
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.16	0.14	0.24	0.23
Net realized and unrealized gain (loss)	2.63	(0.12)(B)	(1.04)	5.01	(1.59)	(0.02)(B)
Total investment operations	2.72	0.05	(0.88)	5.15	(1.35)	0.21
Contributions from affiliate	—	—	0.01 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.17)	(0.17)	(0.13)	(0.22)	(0.22)
Net realized gains	(0.94)	(0.70)	(0.23)	—	(0.31)	(1.10)
Total dividends and/or distributions to shareholders	(1.02)	(0.87)	(0.40)	(0.13)	(0.53)	(1.32)
Net asset value, end of period/year	$13.80	$12.10	$12.92	$14.19	$9.17	$11.05
Total return	23.15%(D)	0.32%	(6.27)%(C)	56.42%	(12.67)%	2.88%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$103,326	$87,679	$99,796	$108,943	$72,131	$251,629
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(E)	0.73%	0.72%	0.72%	0.77%	0.79%
Including waiver and/or reimbursement and recapture	0.63%(E)(F)	0.64%(F)	0.63%(F)(G)	0.63%(G)	0.68%(G)	0.77%(G)
Net investment income (loss) to average net assets	1.32%(E)	1.35%	1.16%	1.16%	2.38%	2.02%
Portfolio turnover rate	18%(D)	18%	26%	127%	184%	162%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(D)	Not annualized.
(E)	Annualized.
(F)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.05	$12.88	$14.16	$9.16	$11.04	$12.16
Investment operations:
Net investment income (loss) (A)	0.09	0.17	0.16	0.14	0.21	0.23
Net realized and unrealized gain (loss)	2.62	(0.12)(B)	(1.05)	5.00	(1.56)	(0.02)(B)
Total investment operations	2.71	0.05	(0.89)	5.14	(1.35)	0.21
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.18)	(0.16)	(0.14)	(0.22)	(0.23)
Net realized gains	(0.94)	(0.70)	(0.23)	—	(0.31)	(1.10)
Total dividends and/or distributions to shareholders	(1.02)	(0.88)	(0.39)	(0.14)	(0.53)	(1.33)
Net asset value, end of period/year	$13.74	$12.05	$12.88	$14.16	$9.16	$11.04
Total return	23.22%(C)	0.34%	(6.37)%	56.43%	(12.66)%	2.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,496,915	$1,086,343	$1,684,204	$2,294,601	$1,454,992	$1,523,734
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.62%	0.62%	0.66%	0.69%
Including waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.62%	0.61%	0.66%(E)	0.69%
Net investment income (loss) to average net assets	1.31%(D)	1.35%	1.16%	1.12%	2.23%	2.06%
Portfolio turnover rate	18%(C)	18%	26%	127%	184%	162%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.05	$12.88	$14.16	$9.16	$11.04	$12.16
Investment operations:
Net investment income (loss) (A)	0.08	0.17	0.15	0.15	0.22	0.23
Net realized and unrealized gain (loss)	2.63	(0.12)(B)	(1.04)	4.99	(1.57)	(0.02)(B)
Total investment operations	2.71	0.05	(0.89)	5.14	(1.35)	0.21
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.18)	(0.16)	(0.14)	(0.22)	(0.23)
Net realized gains	(0.94)	(0.70)	(0.23)	—	(0.31)	(1.10)
Total dividends and/or distributions to shareholders	(1.02)	(0.88)	(0.39)	(0.14)	(0.53)	(1.33)
Net asset value, end of period/year	$13.74	$12.05	$12.88	$14.16	$9.16	$11.04
Total return	23.21%(C)	0.33%	(6.37)%	56.42%	(12.66)%	2.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$79,562	$39,011	$43,589	$24,977	$25,121	$30,426
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.62%	0.62%	0.66%	0.69%
Including waiver and/or reimbursement and recapture	0.62%(D)	0.63%	0.62%	0.62%(E)	0.66%(E)	0.69%
Net investment income (loss) to average net assets	1.25%(D)	1.35%	1.16%	1.23%	2.30%	2.06%
Portfolio turnover rate	18%(C)	18%	26%	127%	184%	162%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $15,432.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$1,518,067,493	85.05%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.05%	March 1, 2025
Class C	1.81	March 1, 2025
Class I	0.77	March 1, 2025
Class I2, Class R6	0.67	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2024, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$32,154	31
Class C	—	1,144
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2025.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$166,316	$30,986
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$437,909,928	$—	$291,108,317	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,340,809,436	$464,443,932	$(29,510,747)	$434,933,185
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA LCV 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Large Core ESG
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Large Core ESG

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Class A	$1,000.00	$1,209.20	$5.49	$1,019.90	$5.02	1.00%
Class I3	1,000.00	1,212.80	3.14	1,022.00	2.87	0.57
Class R	1,000.00	1,209.70	5.77	1,019.60	5.27	1.05
Class R4	1,000.00	1,211.10	4.45	1,020.80	4.07	0.81
Class R6	1,000.00	1,212.10	3.14	1,022.00	2.87	0.57

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

(C)
Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Fund invests. The net annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Asset Allocation	Percentage of Net Assets
Common Stocks	97.6%
Exchange-Traded Fund	2.1
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Air Freight & Logistics - 1.0%
FedEx Corp.	684	$ 179,057
United Parcel Service, Inc., Class B	11,647	1,717,700
		1,896,757
Automobiles - 0.5%
Tesla, Inc. (A)	4,523	828,975
Banks - 3.0%
Bank of America Corp.	47,338	1,751,979
JPMorgan Chase & Co.	19,948	3,824,830
		5,576,809
Beverages - 1.5%
PepsiCo, Inc.	16,135	2,838,308
Biotechnology - 1.6%
Gilead Sciences, Inc.	5,826	379,855
Regeneron Pharmaceuticals, Inc. (A)	2,171	1,933,623
Vertex Pharmaceuticals, Inc. (A)	1,578	619,854
		2,933,332
Broadline Retail - 3.2%
Amazon.com, Inc. (A)	27,296	4,776,800
eBay, Inc.	21,642	1,115,429
		5,892,229
Building Products - 0.6%
Builders FirstSource, Inc. (A)	6,437	1,176,812
Capital Markets - 2.1%
Ameriprise Financial, Inc.	4,766	1,962,591
Cboe Global Markets, Inc.	10,432	1,889,757
		3,852,348
Chemicals - 1.8%
LyondellBasell Industries NV, Class A	14,273	1,426,872
PPG Industries, Inc.	14,836	1,913,844
		3,340,716
Commercial Services & Supplies - 0.6%
Cintas Corp.	149	98,093
Copart, Inc. (A)	18,425	1,000,662
Waste Management, Inc.	466	96,937
		1,195,692
Communications Equipment - 1.9%
Arista Networks, Inc. (A)	3,891	998,275
Cisco Systems, Inc.	52,097	2,447,517
		3,445,792
Consumer Finance - 0.5%
American Express Co.	439	102,739
Capital One Financial Corp.	5,198	745,549
		848,288
Consumer Staples Distribution & Retail - 0.1%
Dollar Tree, Inc. (A)	766	90,579
	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc.	7,345	$ 226,152
Verizon Communications, Inc.	22,922	905,190
		1,131,342
Electric Utilities - 0.3%
Duke Energy Corp.	5,458	536,303
Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,841	1,202,020
Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity Ltd.	9,395	1,329,205
Energy Equipment & Services - 0.2%
Schlumberger NV	8,486	402,915
Entertainment - 1.4%
Electronic Arts, Inc.	10,913	1,383,987
Walt Disney Co.	10,139	1,126,443
		2,510,430
Financial Services - 3.9%
Fidelity National Information Services, Inc.	4,238	287,845
Fiserv, Inc. (A)	7,790	1,189,299
Mastercard, Inc., Class A	4,964	2,239,757
Visa, Inc., Class A	13,286	3,568,753
		7,285,654
Food Products - 1.0%
General Mills, Inc.	14,273	1,005,676
Hershey Co.	4,719	915,108
		1,920,784
Ground Transportation - 0.8%
Union Pacific Corp.	6,435	1,526,125
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (A)	2,411	680,818
Hologic, Inc. (A)	8,682	657,835
IDEXX Laboratories, Inc. (A)	2,299	1,132,856
		2,471,509
Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	8,513	877,179
Cencora, Inc.	4,917	1,175,409
Centene Corp. (A)	26,234	1,916,656
Cigna Group	6,403	2,286,127
Laboratory Corp. of America Holdings	6,963	1,402,139
McKesson Corp.	1,327	712,878
		8,370,388
Health Care REITs - 0.1%
Healthpeak Properties, Inc., REIT	5,515	102,634
Hotel & Resort REITs - 0.8%
Host Hotels & Resorts, Inc., REIT	75,531	1,425,270
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.	658	2,271,436
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	6,233	$ 1,229,646
Starbucks Corp.	5,266	465,988
		3,967,070
Household Durables - 0.7%
D.R. Horton, Inc.	4,944	704,471
PulteGroup, Inc.	6,043	673,311
		1,377,782
Household Products - 3.3%
Colgate-Palmolive Co.	12,327	1,133,098
Kimberly-Clark Corp.	10,590	1,445,853
Procter & Gamble Co.	21,150	3,451,680
		6,030,631
Industrial Conglomerates - 0.7%
3M Co.	11,502	1,109,962
Honeywell International, Inc.	1,079	207,956
		1,317,918
Insurance - 2.7%
Hartford Financial Services Group, Inc.	18,759	1,817,560
Progressive Corp.	4,960	1,032,920
Prudential Financial, Inc.	17,059	1,884,678
Travelers Cos., Inc.	1,465	310,814
		5,045,972
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A (A)	18,653	3,036,335
Alphabet, Inc., Class C (A)	19,690	3,241,762
Meta Platforms, Inc., Class A	7,316	3,147,124
ZoomInfo Technologies, Inc. (A)	21,548	341,751
		9,766,972
Machinery - 2.9%
Caterpillar, Inc.	3,957	1,323,893
Cummins, Inc.	1,435	405,373
Illinois Tool Works, Inc.	7,336	1,790,791
Otis Worldwide Corp.	20,024	1,826,189
		5,346,246
Media - 0.8%
Fox Corp., Class A	28,463	882,637
Interpublic Group of Cos., Inc.	18,413	560,492
		1,443,129
Metals & Mining - 0.9%
Nucor Corp.	6,311	1,063,593
Steel Dynamics, Inc.	4,265	554,962
		1,618,555
Multi-Utilities - 1.1%
Consolidated Edison, Inc.	20,483	1,933,595
DTE Energy Co.	1,427	157,427
		2,091,022
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy, Inc.	6,515	1,028,197
Chevron Corp.	18,591	2,998,171
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	15,517	$ 1,949,245
Devon Energy Corp.	7,360	376,685
EOG Resources, Inc.	5,275	696,986
Marathon Petroleum Corp.	4,202	763,587
Phillips 66	6,448	923,418
		8,736,289
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	46,059	2,023,832
Johnson & Johnson	22,605	3,268,457
Merck & Co., Inc.	10,539	1,361,850
		6,654,139
Professional Services - 1.5%
Automatic Data Processing, Inc.	1,633	395,006
CACI International, Inc., Class A (A)	597	240,131
Leidos Holdings, Inc.	5,353	750,598
Paychex, Inc.	12,010	1,426,908
		2,812,643
Retail REITs - 0.3%
Regency Centers Corp., REIT	9,976	590,779
Semiconductors & Semiconductor Equipment - 9.5%
Applied Materials, Inc.	12,696	2,522,060
KLA Corp.	525	361,877
Lam Research Corp.	2,624	2,346,932
NVIDIA Corp.	12,883	11,131,170
QUALCOMM, Inc.	3,129	518,945
Skyworks Solutions, Inc.	6,082	648,280
		17,529,264
Software - 11.8%
Adobe, Inc. (A)	4,486	2,076,255
Intuit, Inc.	1,983	1,240,605
Microsoft Corp.	34,224	13,324,430
Oracle Corp.	21,674	2,465,418
Salesforce, Inc.	9,126	2,454,346
Workday, Inc., Class A (A)	878	214,873
		21,775,927
Specialty Retail - 2.8%
Home Depot, Inc.	6,114	2,043,421
Lowe's Cos., Inc.	3,322	757,383
TJX Cos., Inc.	22,723	2,138,007
Ulta Beauty, Inc. (A)	412	166,794
		5,105,605
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	54,105	9,215,705
HP, Inc.	50,558	1,420,174
		10,635,879
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (A)	1,640	1,342,291
Lululemon Athletica, Inc. (A)	4,583	1,652,630
		2,994,921
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.5%
Altria Group, Inc.	22,154	$ 970,567
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	974	650,622
Total Common Stocks (Cost $132,837,264)		180,593,148
EXCHANGE-TRADED FUND - 2.1%
U.S. Equity Fund - 2.1%
SPDR S&P 500 ETF Trust	7,834	3,932,511
Total Exchange-Traded Fund (Cost $3,780,127)		3,932,511

Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp.,
2.50% (B), dated 04/30/2024, to be
repurchased at $606,805 on 05/01/2024.
Collateralized by a U.S. Government
Obligation, 3.75%, due 04/15/2026, and
with a value of $618,991.
$ 606,763	$ 606,763
Total Repurchase Agreement (Cost $606,763)	606,763
Total Investments (Cost $137,224,154)	185,132,422
Net Other Assets (Liabilities) - (0.0)% (C)	(20,850)
Net Assets - 100.0%	$ 185,111,572
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$180,593,148	$—	$—	$180,593,148
Exchange-Traded Fund	3,932,511	—	—	3,932,511
Repurchase Agreement	—	606,763	—	606,763
Total Investments	$184,525,659	$606,763	$—	$185,132,422
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $136,617,391)	$184,525,659
Repurchase agreement, at value (cost $606,763)	606,763
Receivables and other assets:
Shares of beneficial interest sold	10,861
Dividends	91,949
Interest	42
Prepaid expenses	9,354
Total assets	185,244,628
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	3,167
Investment management fees	78,368
Distribution and service fees	27,907
Transfer agent fees	1,050
Trustee and CCO fees	498
Audit and tax fees	12,570
Custody fees	6,114
Legal fees	75
Printing and shareholder reports fees	19
Other accrued expenses	3,288
Total liabilities	133,056
Net assets	$185,111,572
Net assets consist of:
Paid-in capital	$124,220,740
Total distributable earnings (accumulated losses)	60,890,832
Net assets	$185,111,572
Net assets by class:
Class A	$106,409
Class I3	124,007,414
Class R	59,352,939
Class R4	1,631,892
Class R6	12,918
Shares outstanding (unlimited shares, no par value):
Class A	8,946
Class I3	10,440,870
Class R	4,992,679
Class R4	137,294
Class R6	1,084
Net asset value per share: (A)
Class A	$11.89
Class I3	11.88
Class R	11.89
Class R4	11.89
Class R6	11.91 (B)
Maximum offering price per share: (C)
Class A	$12.58

(A)
Net asset value per share for Class I3, R, R4 and R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.

(B)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$1,387,581
Interest income	7,624
Net income from securities lending	118
Total investment income	1,395,323
Expenses:
Investment management fees	407,716
Distribution and service fees:
Class A	111
Class R	145,859
Class R4	1,923
Transfer agent fees:
Class A	115
Class I3	4,546
Class R	499
Class R4	58
Trustee and CCO fees	3,489
Audit and tax fees	13,597
Custody fees	8,400
Legal fees	5,085
Printing and shareholder reports fees	2,718
Registration fees	46,144
Other	9,616
Total expenses before waiver and/or reimbursement and recapture	649,876
Expenses waived and/or reimbursed:
Class A	(41)
Class I3	(25)
Class R4	(4)
Recapture of previously waived and/or reimbursed fees:
Class A	16
Class I3	8,642
Class R4	36
Class R6	1
Net expenses	658,501
Net investment income (loss)	736,822
Net realized gain (loss) on:
Investments	13,841,964
Net change in unrealized appreciation (depreciation) on:
Investments	18,936,182
Net realized and change in unrealized gain (loss)	32,778,146
Net increase (decrease) in net assets resulting from operations	$33,514,968
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$736,822	$1,610,208
Net realized gain (loss)	13,841,964	12,445,639
Net change in unrealized appreciation (depreciation)	18,936,182	2,404,784
Net increase (decrease) in net assets resulting from operations	33,514,968	16,460,631
Dividends and/or distributions to shareholders:
Class A (A)	(6,495)	(102)
Class I3	(8,555,729)	(6,629,475)
Class R	(3,984,904)	(2,794,425)
Class R4	(104,726)	(116,291)
Class R6 (A)	(865)	(55)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(12,652,719)	(9,540,348)
Capital share transactions:
Proceeds from shares sold:
Class A (A)	49,940	46,223
Class I3	912,118	1,098,915
Class R	1,001,440	1,148,292
Class R4	100,569	294,587
Class R6 (A)	—	10,000
	2,064,067	2,598,017
Dividends and/or distributions reinvested:
Class A (A)	6,495	102
Class I3	8,555,729	6,629,475
Class R	3,984,904	2,794,425
Class R4	104,726	116,291
Class R6 (A)	865	55
	12,652,719	9,540,348
Cost of shares redeemed:
Class A (A)	(2,587)	(400)
Class I3	(6,345,044)	(14,977,786)
Class R	(3,555,507)	(4,799,082)
Class R4	(48,870)	(1,645,496)
	(9,952,008)	(21,422,764)
Net increase (decrease) in net assets resulting from capital share transactions	4,764,778	(9,284,399)
Net increase (decrease) in net assets	25,627,027	(2,364,116)
Net assets:
Beginning of period/year	159,484,545	161,848,661
End of period/year	$185,111,572	$159,484,545
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A (A)	4,320	4,297
Class I3	77,919	103,512
Class R	87,402	110,454
Class R4	8,643	28,917
Class R6 (A)	—	1,002
	178,284	248,182
Shares reinvested:
Class A (A)	582	9
Class I3	767,407	678,290
Class R	357,412	286,918
Class R4	9,384	11,921
Class R6 (A)	77	5
	1,134,862	977,143
Shares redeemed:
Class A (A)	(226)	(36)
Class I3	(538,345)	(1,414,365)
Class R	(302,638)	(453,166)
Class R4	(4,151)	(152,374)
	(845,360)	(2,019,941)
Net increase (decrease) in shares outstanding:
Class A (A)	4,676	4,270
Class I3	306,981	(632,563)
Class R	142,176	(55,794)
Class R4	13,876	(111,536)
Class R6 (A)	77	1,007
	467,786	(794,616)

(A)	Class A and R6 commenced operations on March 1, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.57	$9.98
Investment operations:
Net investment income (loss) (B)	0.03	0.04
Net realized and unrealized gain (loss)	2.12	0.59
Total investment operations	2.15	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.04)
Net realized gains	(0.79)	—
Total dividends and/or distributions to shareholders	(0.83)	(0.04)
Net asset value, end of period/year	$11.89	$10.57
Total return (C)(D)	20.92%	6.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$106	$45
Expenses to average net assets (E)(F)
Excluding waiver and/or reimbursement and recapture	1.06%	1.15%
Including waiver and/or reimbursement and recapture	1.00%	1.00%
Net investment income (loss) to average net assets (E)	0.48%	0.49%
Portfolio turnover rate	53%(D)	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.55	$10.17	$13.68	$10.52	$9.95	$11.12
Investment operations:
Net investment income (loss) (A)	0.06	0.12	0.12	0.13	0.14	0.16
Net realized and unrealized gain (loss)	2.13	0.89	(1.57)	4.06	0.60	0.64
Total investment operations	2.19	1.01	(1.45)	4.19	0.74	0.80
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.12)	(0.12)	(0.13)	(0.17)	(0.16)
Net realized gains	(0.79)	(0.51)	(1.94)	(0.90)	(0.00)(B)	(1.81)
Total dividends and/or distributions to shareholders	(0.86)	(0.63)	(2.06)	(1.03)	(0.17)	(1.97)
Net asset value, end of period/year	$11.88	$10.55	$10.17	$13.68	$10.52	$9.95
Total return	21.28%(C)	10.41%	(12.58)%	42.24%	7.62%	10.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,008	$106,910	$109,512	$136,168	$109,142	$191,543
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.59%	0.52%	0.51%	0.52%	0.51%
Including waiver and/or reimbursement and recapture	0.57%(E)	0.56%	0.52%	0.51%	0.52%	0.57%
Net investment income (loss) to average net assets	0.97%(E)	1.12%	1.03%	1.03%	1.41%	1.63%
Portfolio turnover rate	53%(C)	98%	77%	82%	83%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.56	$10.18	$13.68	$10.52	$9.95	$11.11
Investment operations:
Net investment income (loss) (A)	0.03	0.07	0.06	0.07	0.09	0.11
Net realized and unrealized gain (loss)	2.13	0.88	(1.56)	4.06	0.60	0.65
Total investment operations	2.16	0.95	(1.50)	4.13	0.69	0.76
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.06)	(0.06)	(0.07)	(0.12)	(0.11)
Net realized gains	(0.79)	(0.51)	(1.94)	(0.90)	(0.00)(B)	(1.81)
Total dividends and/or distributions to shareholders	(0.83)	(0.57)	(2.00)	(0.97)	(0.12)	(1.92)
Net asset value, end of period/year	$11.89	$10.56	$10.18	$13.68	$10.52	$9.95
Total return	20.97%(C)	9.85%	(13.03)%	41.64%	7.05%	10.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$59,353	$51,216	$49,946	$66,418	$55,318	$61,472
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.05%(E)	1.08%	1.02%	1.01%	1.02%	1.01%
Including waiver and/or reimbursement and recapture	1.05%(E)	1.06%	1.02%	1.01%	1.02%	1.06%
Net investment income (loss) to average net assets	0.49%(E)	0.62%	0.54%	0.54%	0.91%	1.15%
Portfolio turnover rate	53%(C)	98%	77%	82%	83%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.56	$10.18	$13.68	$10.52	$9.95	$11.12
Investment operations:
Net investment income (loss) (A)	0.04	0.09	0.09	0.10	0.12	0.13
Net realized and unrealized gain (loss)	2.13	0.89	(1.56)	4.06	0.59	0.64
Total investment operations	2.17	0.98	(1.47)	4.16	0.71	0.77
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.09)	(0.09)	(0.10)	(0.14)	(0.13)
Net realized gains	(0.79)	(0.51)	(1.94)	(0.90)	(0.00) (B)	(1.81)
Total dividends and/or distributions to shareholders	(0.84)	(0.60)	(2.03)	(1.00)	(0.14)	(1.94)
Net asset value, end of period/year	$11.89	$10.56	$10.18	$13.68	$10.52	$9.95
Total return	21.11%(C)	10.12%	(12.73)%	41.88%	7.31%	10.15%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,632	$1,303	$2,391	$2,800	$2,045	$5,039
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.84%	0.77%	0.76%	0.78%	0.76%
Including waiver and/or reimbursement and recapture	0.81%(E)(F)	0.81%	0.77%	0.76%	0.78%	0.88%
Net investment income (loss) to average net assets	0.72%(E)	0.89%	0.78%	0.77%	1.20%	1.33%
Portfolio turnover rate	53%(C)	98%	77%	82%	83%	82%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.58	$9.98
Investment operations:
Net investment income (loss) (B)	0.06	0.07
Net realized and unrealized gain (loss)	2.13	0.59
Total investment operations	2.19	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.06)
Net realized gains	(0.79)	—
Total dividends and/or distributions to shareholders	(0.86)	(0.06)
Net asset value, end of period/year	$11.91	$10.58
Total return (C)	21.21%	6.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13	$11
Expenses to average net assets (D)(E)
Excluding waiver and/or reimbursement and recapture	0.56%	0.59%
Including waiver and/or reimbursement and recapture	0.57%	0.55%
Net investment income (loss) to average net assets (D)	0.96%	1.01%
Portfolio turnover rate	53%(C)	98%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Core ESG (formerly, Transamerica Large Core) (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $1,536.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$178,947,357	96.67%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.00%	March 1, 2025
Class I3, Class R6	0.57	March 1, 2025
Class R	1.15	March 1, 2025
Class R4	0.81	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$—	$8	$41	$49
Class I3	—	—	24,490	25	24,515
Class R4	—	—	530	4	534

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$29	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$4,730	$892
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$94,810,595	$—	$101,854,131	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Core ESG

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$137,224,154	$50,077,533	$(2,169,265)	$47,908,268
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA LRG CORE ESG 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Large Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Large Growth

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I3	$1,000.00	$1,261.80	$3.99	$1,021.30	$3.57	0.71%
Class R	1,000.00	1,259.80	6.80	1,018.80	6.07	1.21
Class R4	1,000.00	1,261.10	5.06	1,020.40	4.52	0.90
Class R6	1,000.00	1,262.10	3.99	1,021.30	3.57	0.71

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Repurchase Agreement	3.8
Over-the-Counter Foreign Exchange Options Purchased	0.1
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.3)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Automobiles - 2.7%
Rivian Automotive, Inc., Class A (A)(B)	24,532	$ 218,335
Tesla, Inc. (A)	67,163	12,309,634
		12,527,969
Beverages - 1.0%
Brown-Forman Corp., Class B	31,465	1,505,600
Constellation Brands, Inc., Class A	5,339	1,353,223
Monster Beverage Corp. (A)	29,445	1,573,835
		4,432,658
Biotechnology - 1.1%
ProKidney Corp. (A)	114,877	237,221
Roivant Sciences Ltd. (A)	231,141	2,519,437
Vertex Pharmaceuticals, Inc. (A)	5,687	2,233,910
		4,990,568
Broadline Retail - 6.2%
Amazon.com, Inc. (A)	99,996	17,499,300
Global-e Online Ltd. (A)	140,514	4,711,435
MercadoLibre, Inc. (A)	4,123	6,014,220
		28,224,955
Building Products - 0.3%
Builders FirstSource, Inc. (A)	8,734	1,596,750
Capital Markets - 2.6%
Ares Management Corp., Class A	12,712	1,691,840
Coinbase Global, Inc., Class A (A)	9,406	1,918,165
Intercontinental Exchange, Inc.	26,013	3,349,434
KKR & Co., Inc.	13,666	1,271,895
Morgan Stanley	16,552	1,503,584
S&P Global, Inc.	4,663	1,939,015
		11,673,933
Chemicals - 0.5%
Ginkgo Bioworks Holdings, Inc. (A)(B)	223,368	199,043
Sherwin-Williams Co.	7,428	2,225,503
		2,424,546
Consumer Finance - 0.5%
American Express Co.	9,445	2,210,413
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	25,016	3,021,182
CDW Corp.	11,925	2,884,181
Coherent Corp. (A)	19,423	1,061,078
Jabil, Inc.	15,816	1,856,166
		8,822,607
Entertainment - 3.7%
Live Nation Entertainment, Inc. (A)	22,504	2,000,831
Netflix, Inc. (A)	8,711	4,796,625
ROBLOX Corp., Class A (A)	286,351	10,182,641
		16,980,097
Financial Services - 5.6%
Adyen NV (A)(C)	6,773	8,114,055
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Affirm Holdings, Inc. (A)	313,269	$ 9,987,016
Mastercard, Inc., Class A	16,322	7,364,486
		25,465,557
Ground Transportation - 2.4%
Uber Technologies, Inc. (A)	163,698	10,848,267
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (A)	33,841	2,432,153
Edwards Lifesciences Corp. (A)	20,037	1,696,533
		4,128,686
Health Care Providers & Services - 1.7%
agilon health, Inc. (A)	560,370	3,082,035
UnitedHealth Group, Inc.	9,642	4,663,835
		7,745,870
Health Care Technology - 0.8%
Doximity, Inc., Class A (A)	51,602	1,253,413
Veeva Systems, Inc., Class A (A)	12,395	2,461,151
		3,714,564
Hotels, Restaurants & Leisure - 8.4%
Airbnb, Inc., Class A (A)	79,470	12,601,558
Chipotle Mexican Grill, Inc. (A)	1,247	3,940,021
DoorDash, Inc., Class A (A)	158,558	20,495,207
DraftKings, Inc., Class A (A)	28,558	1,186,871
		38,223,657
Independent Power & Renewable Electricity Producers - 0.3%
Vistra Corp.	18,129	1,374,903
Insurance - 0.4%
Arch Capital Group Ltd. (A)	19,013	1,778,476
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A (A)	75,129	12,229,499
Meta Platforms, Inc., Class A	23,497	10,107,704
		22,337,203
IT Services - 11.1%
Cloudflare, Inc., Class A (A)	228,149	19,940,223
Gartner, Inc. (A)	4,185	1,726,689
MongoDB, Inc. (A)	3,497	1,277,035
Shopify, Inc., Class A (A)	201,865	14,170,923
Snowflake, Inc., Class A (A)	85,482	13,266,806
		50,381,676
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A (A)	225,536	701,417
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc., Class A (A)	33,460	979,709
Thermo Fisher Scientific, Inc.	4,660	2,650,235
		3,629,944
Machinery - 1.5%
Deere & Co.	5,079	1,987,971
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	27,209	$ 2,539,144
Nordson Corp.	8,247	2,129,293
		6,656,408
Media - 3.3%
Trade Desk, Inc., Class A (A)	181,648	15,049,537
Oil, Gas & Consumable Fuels - 0.3%
Diamondback Energy, Inc.	6,893	1,386,389
Personal Care Products - 0.7%
Estee Lauder Cos., Inc., Class A	20,375	2,989,216
Pharmaceuticals - 4.7%
Eli Lilly & Co.	11,025	8,611,628
Merck & Co., Inc.	20,329	2,626,913
Royalty Pharma PLC, Class A	365,393	10,121,386
		21,359,927
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (A)	10,959	1,735,687
Broadcom, Inc.	6,166	8,017,465
KLA Corp.	4,724	3,256,206
NVIDIA Corp.	21,512	18,586,798
		31,596,156
Software - 14.1%
Adobe, Inc. (A)	6,500	3,008,395
Aurora Innovation, Inc. (A)	831,705	2,307,981
Bill Holdings, Inc. (A)	60,173	3,752,388
Cadence Design Systems, Inc. (A)	8,741	2,409,282
HubSpot, Inc. (A)	2,847	1,722,065
Intuit, Inc.	5,592	3,498,467
Microsoft Corp.	54,353	21,161,253
MicroStrategy, Inc., Class A (A)	8,085	8,610,768
Palo Alto Networks, Inc. (A)	6,475	1,883,513
PTC, Inc. (A)	10,210	1,811,662
Salesforce, Inc.	12,856	3,457,493
Samsara, Inc., Class A (A)	124,626	4,353,186
ServiceNow, Inc. (A)	4,876	3,380,677
Workday, Inc., Class A (A)	11,316	2,769,365
		64,126,495
Specialized REITs - 0.3%
Equinix, Inc., REIT	2,201	1,565,153
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 3.2%
Carvana Co. (A)	141,938	$ 11,769,499
O'Reilly Automotive, Inc. (A)	2,762	2,798,624
		14,568,123
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	68,831	11,723,984
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (A)	7,264	2,619,399
NIKE, Inc., Class B	13,035	1,202,609
		3,822,008
Total Common Stocks (Cost $314,990,340)		439,058,112
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	245,342	245,342
Total Other Investment Company (Cost $245,342)		245,342

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 2.50% (D), dated 04/30/2024, to be repurchased at $17,378,884 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2026, and with a value of $17,725,640.	$ 17,377,678	17,377,678
	Total Repurchase Agreement (Cost $17,377,678)	17,377,678
	Total Investments Excluding Options Purchased (Cost $332,613,360)	456,681,132
	Total Options Purchased - 0.1% (Cost $914,781)	364,518
	Total Investments (Cost $333,528,141)	457,045,650
	Net Other Assets (Liabilities) - (0.3)%	(1,387,910)
	Net Assets - 100.0%	$ 455,657,740
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	SCB	USD	7.57	05/24/2024	USD	50,909,861	$215,400	$3,156
Put – USD vs. CNH	GSI	USD	7.68	01/06/2025	USD	59,737,561	226,035	153,227
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	58,261,252	247,319	192,903
Put – USD vs. CNH	JPM	USD	7.79	08/12/2024	USD	54,595,784	226,027	15,232
Total							$914,781	$364,518
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$430,944,057	$8,114,055	$—	$439,058,112
Other Investment Company	245,342	—	—	245,342
Repurchase Agreement	—	17,377,678	—	17,377,678
Over-the-Counter Foreign Exchange Options Purchased	—	364,518	—	364,518
Total Investments	$431,189,399	$25,856,251	$—	$457,045,650
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $416,115, collateralized by cash collateral of $245,342 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $205,258. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $8,114,055, representing 1.8% of the Fund’s net assets.

(D)	Rate disclosed reflects the yield at April 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $316,150,463) (including securities loaned of $416,115)	$439,667,972
Repurchase agreement, at value (cost $17,377,678)	17,377,678
Foreign currency, at value (cost $1,629)	1,601
Receivables and other assets:
Investments sold	387,332
Net income from securities lending	5,618
Shares of beneficial interest sold	14,485
Dividends	39,012
Interest	1,207
Prepaid expenses	11,405
Total assets	457,506,310
Liabilities:
Cash collateral received upon return of:
Securities on loan	245,342
Cash collateral at broker for:
OTC derivatives (A)	450,000
Payables and other liabilities:
Investments purchased	763,042
Shares of beneficial interest redeemed	18,695
Investment management fees	277,230
Distribution and service fees	53,864
Transfer agent fees	2,728
Trustee and CCO fees	1,067
Audit and tax fees	12,554
Custody fees	13,348
Legal fees	122
Printing and shareholder reports fees	36
Other accrued expenses	10,542
Total liabilities	1,848,570
Net assets	$455,657,740
Net assets consist of:
Paid-in capital	$317,645,695
Total distributable earnings (accumulated losses)	138,012,045
Net assets	$455,657,740
Net assets by class:
Class I3	$337,094,237
Class R	112,695,723
Class R4	4,754,586
Class R6	1,113,194
Shares outstanding (unlimited shares, no par value):
Class I3	27,964,913
Class R	9,725,320
Class R4	400,309
Class R6	92,432
Net asset value per share: (B)
Class I3	$12.05
Class R	11.59
Class R4	11.88
Class R6	12.04

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
(B)	Net asset value per share for Class I3, R, R4 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$778,528
Interest income	314,640
Net income from securities lending	10,974
Total investment income	1,104,142
Expenses:
Investment management fees	1,507,837
Distribution and service fees:
Class R	281,243
Class R4	6,489
Transfer agent fees:
Class I3	12,919
Class R	912
Class R4	195
Class R6	66
Trustee and CCO fees	8,841
Audit and tax fees	15,044
Custody fees	20,692
Legal fees	15,602
Printing and shareholder reports fees	5,854
Registration fees	28,395
Other	30,858
Total expenses before waiver and/or reimbursement and recapture	1,934,947
Expenses waived and/or reimbursed:
Class R4	(1,492)
Class R6	(35)
Recapture of previously waived and/or reimbursed fees:
Class R6	35
Net expenses	1,933,455
Net investment income (loss)	(829,313)
Net realized gain (loss) on:
Investments	24,776,842
Foreign currency transactions	210
Net realized gain (loss)	24,777,052
Net change in unrealized appreciation (depreciation) on:
Investments	77,803,973
Translation of assets and liabilities denominated in foreign currencies	(7)
Net change in unrealized appreciation (depreciation)	77,803,966
Net realized and change in unrealized gain (loss)	102,581,018
Net increase (decrease) in net assets resulting from operations	$101,751,705
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$(829,313)	$(1,167,763)
Net realized gain (loss)	24,777,052	(857,061)
Net change in unrealized appreciation (depreciation)	77,803,966	33,389,472
Net increase (decrease) in net assets resulting from operations	101,751,705	31,364,648
Dividends and/or distributions to shareholders:
Class I3	—	(3,851,943)
Class R	—	(1,203,998)
Class R4	—	(215,189)
Class R6	—	(261,655)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,532,785)
Capital share transactions:
Proceeds from shares sold:
Class I3	802,911	7,513,474
Class R	2,531,301	4,894,235
Class R4	74,201	737,932
Class R6	1,119,182	1,313,084
	4,527,595	14,458,725
Dividends and/or distributions reinvested:
Class I3	—	3,851,943
Class R	—	1,203,998
Class R4	—	215,189
Class R6	—	261,655
	—	5,532,785
Cost of shares redeemed:
Class I3	(30,565,050)	(43,657,138)
Class R	(5,934,740)	(11,595,718)
Class R4	(830,172)	(14,567,521)
Class R6	(1,248,323)	(20,795,455)
	(38,578,285)	(90,615,832)
Net increase (decrease) in net assets resulting from capital share transactions	(34,050,690)	(70,624,322)
Net increase (decrease) in net assets	67,701,015	(44,792,459)
Net assets:
Beginning of period/year	387,956,725	432,749,184
End of period/year	$455,657,740	$387,956,725
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class I3	69,914	872,837
Class R	230,173	516,716
Class R4	6,335	83,611
Class R6	103,195	144,142
	409,617	1,617,306
Shares reinvested:
Class I3	—	458,565
Class R	—	148,093
Class R4	—	25,926
Class R6	—	31,187
	—	663,771
Shares redeemed:
Class I3	(2,540,146)	(4,475,376)
Class R	(511,891)	(1,248,217)
Class R4	(69,173)	(1,524,736)
Class R6	(97,978)	(2,337,097)
	(3,219,188)	(9,585,426)
Net increase (decrease) in shares outstanding:
Class I3	(2,470,232)	(3,143,974)
Class R	(281,718)	(583,408)
Class R4	(62,838)	(1,415,199)
Class R6	5,217	(2,161,768)
	(2,809,571)	(7,304,349)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.55	$9.03	$20.56	$17.03	$13.09	$12.45
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.02)	(0.04)	(0.07)	(0.04)	0.01
Net realized and unrealized gain (loss)	2.51	0.66	(7.68)	6.42	6.45	1.66
Total investment operations	2.50	0.64	(7.72)	6.35	6.41	1.67
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	—	(0.12)	(3.81)	(2.82)	(2.47)	(1.02)
Total dividends and/or distributions to shareholders	—	(0.12)	(3.81)	(2.82)	(2.47)	(1.03)
Net asset value, end of period/year	$12.05	$9.55	$9.03	$20.56	$17.03	$13.09
Total return	26.18%(B)	7.21%	(45.20)%	39.76%	57.90%	15.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$337,094	$290,665	$303,089	$971,642	$769,670	$640,098
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(C)	0.72%	0.70%	0.69%	0.69%	0.70%
Including waiver and/or reimbursement and recapture	0.71%(C)	0.72%	0.70%	0.69%	0.69%	0.69%
Net investment income (loss) to average net assets	(0.23)%(C)	(0.16)%	(0.32)%	(0.36)%	(0.31)%	0.10%
Portfolio turnover rate	17%(B)	36%	60%	48%	39%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.20	$8.75	$20.13	$16.79	$13.00	$12.41
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.06)	(0.09)	(0.16)	(0.11)	(0.05)
Net realized and unrealized gain (loss)	2.43	0.63	(7.48)	6.32	6.37	1.66
Total investment operations	2.39	0.57	(7.57)	6.16	6.26	1.61
Dividends and/or distributions to shareholders:
Net realized gains	—	(0.12)	(3.81)	(2.82)	(2.47)	(1.02)
Net asset value, end of period/year	$11.59	$9.20	$8.75	$20.13	$16.79	$13.00
Total return	25.98%(B)	6.63%	(45.47)%	39.11%	57.02%	15.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$112,696	$92,098	$92,615	$200,390	$161,089	$118,346
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.21%(C)	1.21%	1.19%	1.18%	1.19%	1.19%
Including waiver and/or reimbursement and recapture	1.21%(C)	1.21%	1.19%	1.18%	1.19%	1.19%(D)
Net investment income (loss) to average net assets	(0.73)%(C)	(0.65)%	(0.81)%	(0.86)%	(0.81)%	(0.38)%
Portfolio turnover rate	17%(B)	36%	60%	48%	39%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.42	$8.92	$20.40	$16.94	$13.06	$12.44
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.06)	(0.11)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.48	0.65	(7.61)	6.39	6.42	1.65
Total investment operations	2.46	0.62	(7.67)	6.28	6.35	1.64
Dividends and/or distributions to shareholders:
Net realized gains	—	(0.12)	(3.81)	(2.82)	(2.47)	(1.02)
Net asset value, end of period/year	$11.88	$9.42	$8.92	$20.40	$16.94	$13.06
Total return	26.11% (B)	7.07%	(45.34)%	39.52%	57.53%	15.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,755	$4,362	$16,757	$64,361	$49,984	$34,955
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96%(C)	0.97%	0.95%	0.94%	0.94%	0.95%
Including waiver and/or reimbursement and recapture	0.90%(C)	0.91%(D)	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	(0.42)%(C)	(0.33)%	(0.53)%	(0.58)%	(0.52)%	(0.10)%
Portfolio turnover rate	17%(B)	36%	60%	48%	39%	63%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes extraordinary expenses outside the operating expense limit.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$9.55	$9.02	$20.55	$17.92
Investment operations:
Net investment income (loss) (B)	(0.01)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.50	0.66	(7.69)	2.67
Total investment operations	2.49	0.65	(7.72)	2.63
Dividends and/or distributions to shareholders:
Net realized gains	—	(0.12)	(3.81)	—
Net asset value, end of period/year	$12.04	$9.55	$9.02	$20.55
Total return	26.21%(C)	7.22%	(45.25)%	14.73%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,113	$832	$20,288	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.71%(D)	0.70%	0.69%	0.69%(D)
Including waiver and/or reimbursement and recapture	0.71%(D)	0.70%	0.69%	0.69%(D)
Net investment income (loss) to average net assets	(0.24)%(D)	(0.08)%	(0.31)%	(0.45)%(D)
Portfolio turnover rate	17%(C)	36%	60%	48%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $342.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$245,342	$—	$—	$—	$245,342
Total Borrowings	$245,342	$—	$—	$—	$245,342
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Option contracts: The Fund is subject to equity risk, credit risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into option contracts to manage exposure to various market fluctuations. The Fund may purchase or write call and put options on securities and derivative instruments in which the Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.
Options on foreign currency: The Fund may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.
Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Open option contracts at April 30, 2024, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions: Investments, at value (A)	$—	$364,518	$—	$—	$—	$364,518
Total	$—	$364,518	$—	$—	$—	$364,518

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(199,956)	$—	$—	$—	$(199,956)
Total	$—	$(199,956)	$—	$—	$—	$(199,956)
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$(498,813)	$—	$—	$—	$(498,813)
Total	$—	$(498,813)	$—	$—	$—	$(498,813)

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Options:
Average value of option contracts purchased	$304,407
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fundmay be required to pledge collateral on derivatives to a counterparty if the Fundis in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the Fund OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Fund as of April 30, 2024. For financial reporting purposes, the Fund does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Goldman Sachs & Co.	$153,227	$—	$(40,000)	$113,227	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	208,135	—	(208,135)	—	—	—	—	—
Standard Chartered Bank	3,156	—	(3,156)	—	—	—	—	—
Total	$364,518	$—	$(251,291)	$113,227	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$442,990,455	97.22%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.650%
Over $1 billion up to $1.5 billion	0.635
Over $1.5 billion up to $2 billion	0.615
Over $2 billion up to $3 billion	0.605
Over $3 billion up to $4 billion	0.590
Over $4 billion up to $5 billion	0.575
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3, Class R6	0.74%	March 1, 2025
Class R	1.25	March 1, 2025
Class R4	0.90	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account)
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R4	$13,025	$19,200	$7,914	$1,492	$41,631

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3 and Class R6.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$13,180	$2,412
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$75,041,713	$—	$108,350,726	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$333,528,141	$161,593,240	$(38,075,731)	$123,517,509
10. NEW ACCOUNTING PRONOUNCEMENTS
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA LRG GROWTH 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Large Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Large Value Opportunities

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I3	$1,000.00	$1,183.00	$2.71	$1,022.40	$2.51	0.50%
Class R	1,000.00	1,179.70	5.42	1,019.90	5.02	1.00
Class R4	1,000.00	1,181.30	4.07	1,021.10	3.77	0.75

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	97.6%
Exchange-Traded Fund	2.0
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	0.1
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	3,492	$ 1,623,536
Air Freight & Logistics - 2.1%
CH Robinson Worldwide, Inc.	30,507	2,165,997
Expeditors International of Washington, Inc.	13,150	1,463,726
United Parcel Service, Inc., Class B	21,241	3,132,623
		6,762,346
Banks - 5.7%
Bank of America Corp.	113,572	4,203,300
Fifth Third Bancorp	70,806	2,581,587
First Hawaiian, Inc.	84,907	1,790,688
JPMorgan Chase & Co.	29,482	5,652,879
M&T Bank Corp.	6,663	962,070
Popular, Inc.	27,206	2,312,238
Wells Fargo & Co.	13,009	771,694
		18,274,456
Beverages - 2.9%
Coca-Cola Co.	42,130	2,602,370
Molson Coors Beverage Co., Class B	12,267	702,408
PepsiCo, Inc.	33,225	5,844,610
		9,149,388
Biotechnology - 1.8%
AbbVie, Inc.	27,544	4,479,756
Exelixis, Inc. (A)	55,233	1,295,766
		5,775,522
Broadline Retail - 0.4%
Amazon.com, Inc. (A)	2,686	470,050
Coupang, Inc. (A)	32,328	727,380
		1,197,430
Building Products - 0.4%
Allegion PLC	1,571	190,971
Builders FirstSource, Inc. (A)	3,963	724,516
Masco Corp.	5,472	374,558
		1,290,045
Capital Markets - 5.1%
Affiliated Managers Group, Inc.	10,538	1,644,982
Ameriprise Financial, Inc.	3,029	1,247,312
Blackstone, Inc.	12,530	1,461,123
Cboe Global Markets, Inc.	13,292	2,407,846
CME Group, Inc.	16,353	3,428,243
Interactive Brokers Group, Inc., Class A	14,687	1,690,767
Janus Henderson Group PLC	21,097	658,648
SEI Investments Co.	35,467	2,339,049
Stifel Financial Corp.	15,618	1,248,191
		16,126,161
Chemicals - 1.9%
Axalta Coating Systems Ltd. (A)	45,527	1,431,369
Linde PLC	1,885	831,209
LyondellBasell Industries NV, Class A	26,803	2,679,496
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	26,300	$ 825,557
Olin Corp.	5,900	308,452
		6,076,083
Commercial Services & Supplies - 1.3%
MSA Safety, Inc.	2,385	430,254
Veralto Corp.	9,890	926,495
Waste Management, Inc.	13,270	2,760,426
		4,117,175
Communications Equipment - 0.5%
Cisco Systems, Inc.	36,843	1,730,884
Construction & Engineering - 0.1%
Valmont Industries, Inc.	826	169,165
Consumer Staples Distribution & Retail - 0.9%
Walmart, Inc.	49,224	2,921,444
Containers & Packaging - 0.2%
Berry Global Group, Inc.	2,111	119,567
Packaging Corp. of America	3,868	669,087
		788,654
Diversified Telecommunication Services - 0.0% (B)
Verizon Communications, Inc.	2,407	95,052
Electric Utilities - 1.2%
Duke Energy Corp.	14,357	1,410,719
OGE Energy Corp.	69,646	2,413,234
		3,823,953
Electrical Equipment - 0.4%
Acuity Brands, Inc.	4,801	1,192,088
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	22,567	2,725,417
Energy Equipment & Services - 0.3%
Schlumberger NV	20,259	961,897
Entertainment - 0.7%
Electronic Arts, Inc.	11,114	1,409,477
Walt Disney Co.	6,519	724,261
		2,133,738
Financial Services - 4.2%
Berkshire Hathaway, Inc., Class B (A)	24,236	9,615,148
Corpay, Inc. (A)	2,455	741,754
MGIC Investment Corp.	35,884	727,728
Visa, Inc., Class A	8,504	2,284,259
Western Union Co.	13	175
		13,369,064
Food Products - 2.1%
Bunge Global SA	11,702	1,190,796
General Mills, Inc.	41,438	2,919,721
Hershey Co.	12,394	2,403,444
Ingredion, Inc.	1,320	151,259
		6,665,220
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.4%
Union Pacific Corp.	4,966	$ 1,177,737
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	5,654	599,154
Becton Dickinson & Co.	14,344	3,365,102
GE HealthCare Technologies, Inc.	16,953	1,292,497
Hologic, Inc. (A)	31,001	2,348,946
IDEXX Laboratories, Inc. (A)	2,487	1,225,494
Solventum Corp. (A)	7,904	513,839
Stryker Corp.	3,913	1,316,725
		10,661,757
Health Care Providers & Services - 6.1%
Cencora, Inc.	10,109	2,416,556
Centene Corp. (A)	24,166	1,765,568
Chemed Corp.	1,055	599,240
Cigna Group	10,861	3,877,811
DaVita, Inc. (A)	17,643	2,452,553
Encompass Health Corp.	2,634	219,623
Laboratory Corp. of America Holdings	3,749	754,936
McKesson Corp.	4,336	2,329,343
Tenet Healthcare Corp. (A)	7,509	843,186
UnitedHealth Group, Inc.	8,571	4,145,793
		19,404,609
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	652	2,250,724
Hilton Worldwide Holdings, Inc.	7,556	1,490,648
McDonald's Corp.	2,636	719,733
		4,461,105
Household Durables - 0.6%
Lennar Corp., Class A	13,500	2,046,870
Household Products - 3.5%
Colgate-Palmolive Co.	37,152	3,415,012
Procter & Gamble Co.	47,133	7,692,105
		11,107,117
Insurance - 5.2%
Aflac, Inc.	28,807	2,409,705
Arch Capital Group Ltd. (A)	12,796	1,196,938
Chubb Ltd.	14,952	3,717,665
Cincinnati Financial Corp.	22,094	2,556,055
Old Republic International Corp.	69,442	2,073,538
Primerica, Inc.	1,153	244,275
Prudential Financial, Inc.	21,261	2,348,915
Reinsurance Group of America, Inc.	1,313	245,518
Unum Group	34,274	1,737,692
		16,530,301
Interactive Media & Services - 1.8%
Alphabet, Inc., Class A (A)	13,699	2,229,923
Alphabet, Inc., Class C (A)	4,521	744,337
Match Group, Inc. (A)	16,103	496,295
Meta Platforms, Inc., Class A	5,313	2,285,493
		5,756,048
	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.4%
International Business Machines Corp.	27,249	$ 4,528,784
Life Sciences Tools & Services - 0.7%
Medpace Holdings, Inc. (A)	3,517	1,365,827
Thermo Fisher Scientific, Inc.	1,460	830,331
		2,196,158
Machinery - 3.4%
Caterpillar, Inc.	622	208,103
Donaldson Co., Inc.	9,276	669,727
Esab Corp.	5,237	554,494
Illinois Tool Works, Inc.	13,095	3,196,620
Otis Worldwide Corp.	29,380	2,679,456
PACCAR, Inc.	28,574	3,031,987
Parker-Hannifin Corp.	979	533,467
		10,873,854
Media - 2.1%
Comcast Corp., Class A	113,383	4,321,026
Fox Corp., Class A	58,892	1,826,241
Interpublic Group of Cos., Inc.	17,401	529,686
		6,676,953
Metals & Mining - 1.4%
Cleveland-Cliffs, Inc. (A)	46,111	779,276
Nucor Corp.	14,311	2,411,833
Reliance, Inc.	4,613	1,313,413
		4,504,522
Multi-Utilities - 2.4%
Consolidated Edison, Inc.	30,321	2,862,303
DTE Energy Co.	24,479	2,700,523
Sempra	31,403	2,249,397
		7,812,223
Oil, Gas & Consumable Fuels - 8.6%
Cheniere Energy, Inc.	6,133	967,910
Chevron Corp.	39,960	6,444,349
ConocoPhillips	35,195	4,421,196
EOG Resources, Inc.	3,300	436,029
Exxon Mobil Corp.	77,555	9,172,430
Marathon Petroleum Corp.	9,077	1,649,473
Phillips 66	21,558	3,087,321
Valero Energy Corp.	8,214	1,313,172
		27,491,880
Passenger Airlines - 1.1%
American Airlines Group, Inc. (A)	81,972	1,107,442
United Airlines Holdings, Inc. (A)	44,577	2,293,932
		3,401,374
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	74,631	3,279,286
Jazz Pharmaceuticals PLC (A)	5,182	573,907
Johnson & Johnson	20,019	2,894,547
Merck & Co., Inc.	18,558	2,398,065
		9,145,805
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.0% (B)
Paycom Software, Inc.	745	$ 140,045
Retail REITs - 1.3%
Kimco Realty Corp., REIT	67,398	1,255,625
Simon Property Group, Inc., REIT	20,523	2,884,097
		4,139,722
Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials, Inc.	11,547	2,293,811
Broadcom, Inc.	6,487	8,434,851
Cirrus Logic, Inc. (A)	19,736	1,748,017
Intel Corp.	3,757	114,476
Lam Research Corp.	4,361	3,900,522
Microchip Technology, Inc.	21,266	1,956,047
NVIDIA Corp.	2,684	2,319,030
QUALCOMM, Inc.	1,889	313,291
		21,080,045
Software - 2.0%
Adobe, Inc. (A)	2,575	1,191,787
Atlassian Corp., Class A (A)	2,503	431,267
DocuSign, Inc. (A)	2,840	160,744
Fortinet, Inc. (A)	4,668	294,924
Oracle Corp.	34,265	3,897,644
Zoom Video Communications, Inc., Class A (A)	5,338	326,152
		6,302,518
Specialized REITs - 0.8%
EPR Properties, REIT	57,464	2,332,464
Rayonier, Inc., REIT	8,059	239,030
		2,571,494
Specialty Retail - 2.6%
Home Depot, Inc.	8,735	2,919,412
Ross Stores, Inc.	11,830	1,532,576
TJX Cos., Inc.	40,397	3,800,954
		8,252,942
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	12,721	2,166,768
HP, Inc.	45,750	1,285,117
NetApp, Inc.	2,813	287,517
		3,739,402
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	9,088	$ 621,710
Deckers Outdoor Corp. (A)	1,696	1,388,125
Lululemon Athletica, Inc. (A)	3,588	1,293,833
		3,303,668
Tobacco - 1.1%
Altria Group, Inc.	79,781	3,495,206
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	1,703	1,137,587
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.	14,234	2,336,796
Total Common Stocks (Cost $273,111,867)		311,245,240
EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	37,183	6,376,885
Total Exchange-Traded Fund (Cost $6,047,446)		6,376,885

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $937,792 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $956,500.	$ 937,726	937,726
Total Repurchase Agreement (Cost $937,726)		937,726
Total Investments (Cost $280,097,039)		318,559,851
Net Other Assets (Liabilities) - 0.1%		291,438
Net Assets - 100.0%		$ 318,851,289
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$311,245,240	$—	$—	$311,245,240
Exchange-Traded Fund	6,376,885	—	—	6,376,885
Repurchase Agreement	—	937,726	—	937,726
Total Investments	$317,622,125	$937,726	$—	$318,559,851
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $279,159,313)	$317,622,125
Repurchase agreement, at value (cost $937,726)	937,726
Cash	5,818
Receivables and other assets:
Investments sold	31,757,711
Shares of beneficial interest sold	5,437
Dividends	257,811
Interest	65
Prepaid expenses	4,303
Total assets	350,590,996
Liabilities:
Payables and other liabilities:
Investments purchased	31,546,119
Investment management fees	131,332
Distribution and service fees	30,212
Transfer agent fees	1,961
Trustee and CCO fees	971
Audit and tax fees	12,833
Custody fees	8,167
Legal fees	1,116
Printing and shareholder reports fees	23
Other accrued expenses	6,973
Total liabilities	31,739,707
Net assets	$318,851,289
Net assets consist of:
Paid-in capital	$261,940,215
Total distributable earnings (accumulated losses)	56,911,074
Net assets	$318,851,289
Net assets by class:
Class I3	$248,174,765
Class R	60,830,745
Class R4	9,845,779
Shares outstanding (unlimited shares, no par value):
Class I3	24,229,591
Class R	5,929,122
Class R4	959,489
Net asset value per share: (A)
Class I3	$10.24
Class R	10.26
Class R4	10.26

(A)	Net asset value per share for Class I3, R and R4 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$3,538,453
Interest income	15,616
Net income from securities lending	182
Total investment income	3,554,251
Expenses:
Investment management fees	703,411
Distribution and service fees:
Class R	150,411
Class R4	11,164
Transfer agent fees:
Class I3	9,187
Class R	524
Class R4	335
Trustee and CCO fees	6,176
Audit and tax fees	12,756
Custody fees	12,176
Legal fees	9,574
Printing and shareholder reports fees	3,870
Registration fees	17,306
Other	13,034
Total expenses before waiver and/or reimbursement and recapture	949,924
Expenses waived and/or reimbursed:
Class R	(62)
Class R4	(170)
Recapture of previously waived and/or reimbursed fees:
Class R	62
Class R4	8
Net expenses	949,762
Net investment income (loss)	2,604,489
Net realized gain (loss) on:
Investments	22,051,232
Net change in unrealized appreciation (depreciation) on:
Investments	26,677,010
Net realized and change in unrealized gain (loss)	48,728,242
Net increase (decrease) in net assets resulting from operations	$51,332,731
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$2,604,489	$6,338,881
Net realized gain (loss)	22,051,232	(2,072,279)
Net change in unrealized appreciation (depreciation)	26,677,010	(5,500,756)
Net increase (decrease) in net assets resulting from operations	51,332,731	(1,234,154)
Dividends and/or distributions to shareholders:
Class I3	(2,462,349)	(21,138,055)
Class R	(456,475)	(4,768,710)
Class R4	(82,195)	(711,954)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(3,001,019)	(26,618,719)
Capital share transactions:
Proceeds from shares sold:
Class I3	666,775	2,712,928
Class R	512,198	1,065,183
Class R4	2,125,306	1,128,885
	3,304,279	4,906,996
Dividends and/or distributions reinvested:
Class I3	2,462,349	21,138,055
Class R	456,475	4,768,710
Class R4	82,195	711,954
	3,001,019	26,618,719
Cost of shares redeemed:
Class I3	(17,273,414)	(37,174,962)
Class R	(4,588,664)	(7,173,371)
Class R4	(629,613)	(3,253,651)
	(22,491,691)	(47,601,984)
Net increase (decrease) in net assets resulting from capital share transactions	(16,186,393)	(16,076,269)
Net increase (decrease) in net assets	32,145,319	(43,929,142)
Net assets:
Beginning of period/year	286,705,970	330,635,112
End of period/year	$318,851,289	$286,705,970
Capital share transactions - shares:
Shares issued:
Class I3	68,097	297,711
Class R	53,176	112,061
Class R4	220,635	119,998
	341,908	529,770
Shares reinvested:
Class I3	245,329	2,329,554
Class R	45,481	524,104
Class R4	8,180	78,274
	298,990	2,931,932
Shares redeemed:
Class I3	(1,739,393)	(4,045,497)
Class R	(462,313)	(779,611)
Class R4	(63,891)	(349,334)
	(2,265,597)	(5,174,442)
Net increase (decrease) in shares outstanding:
Class I3	(1,425,967)	(1,418,232)
Class R	(363,656)	(143,446)
Class R4	164,924	(151,062)
	(1,624,699)	(1,712,740)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.75	$9.59	$11.49	$8.16	$9.32	$10.75
Investment operations:
Net investment income (loss) (A)	0.09	0.19	0.19	0.21	0.21	0.22
Net realized and unrealized gain (loss)	1.50	(0.24)	(0.28)	3.33	(1.09)	0.28
Total investment operations	1.59	(0.05)	(0.09)	3.54	(0.88)	0.50
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.18)	(0.20)	(0.21)	(0.23)	(0.22)
Net realized gains	—	(0.61)	(1.61)	—	(0.05)	(1.71)
Total dividends and/or distributions to shareholders	(0.10)	(0.79)	(1.81)	(0.21)	(0.28)	(1.93)
Net asset value, end of period/year	$10.24	$8.75	$9.59	$11.49	$8.16	$9.32
Total return	18.30%(B)	(0.72)%	(1.20)%	43.70%	(9.67)%	7.58%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$248,174	$224,564	$259,718	$313,063	$254,111	$438,107
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.50%(D)	0.50%	0.50%	0.49%	0.50%	0.49%
Including waiver and/or reimbursement and recapture	0.50%(D)	0.50%	0.50%	0.49%(E)	0.50%(E)	0.50%
Net investment income (loss) to average net assets	1.76%(D)	2.07%	1.87%	2.04%	2.36%	2.38%
Portfolio turnover rate	59%(B)	111%	119%	117%	116%	118%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.77	$9.61	$11.50	$8.17	$9.33	$10.75
Investment operations:
Net investment income (loss) (A)	0.06	0.15	0.14	0.16	0.16	0.18
Net realized and unrealized gain (loss)	1.50	(0.24)	(0.27)	3.33	(1.09)	0.28
Total investment operations	1.56	(0.09)	(0.13)	3.49	(0.93)	0.46
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.14)	(0.15)	(0.16)	(0.18)	(0.17)
Net realized gains	—	(0.61)	(1.61)	—	(0.05)	(1.71)
Total dividends and/or distributions to shareholders	(0.07)	(0.75)	(1.76)	(0.16)	(0.23)	(1.88)
Net asset value, end of period/year	$10.26	$8.77	$9.61	$11.50	$8.17	$9.33
Total return	17.97%(B)	(1.22)%	(1.63)%	42.93%	(10.05)%	6.97%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$60,831	$55,174	$61,830	$70,159	$56,104	$73,596
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.00%(D)	1.00%	0.99%	0.98%	0.99%	0.99%
Including waiver and/or reimbursement and recapture	1.00%(D)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) to average net assets	1.27%(D)	1.57%	1.37%	1.53%	1.89%	1.91%
Portfolio turnover rate	59%(B)	111%	119%	117%	116%	118%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.77	$9.61	$11.51	$8.17	$9.33	$10.75
Investment operations:
Net investment income (loss) (A)	0.07	0.17	0.16	0.19	0.19	0.20
Net realized and unrealized gain (loss)	1.51	(0.24)	(0.28)	3.34	(1.10)	0.29
Total investment operations	1.58	(0.07)	(0.12)	3.53	(0.91)	0.49
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.16)	(0.17)	(0.19)	(0.20)	(0.20)
Net realized gains	—	(0.61)	(1.61)	—	(0.05)	(1.71)
Total dividends and/or distributions to shareholders	(0.09)	(0.77)	(1.78)	(0.19)	(0.25)	(1.91)
Net asset value, end of period/year	$10.26	$8.77	$9.61	$11.51	$8.17	$9.33
Total return	18.13% (B)	(0.97)%	(1.46)%	43.42%	(9.81)%	7.31%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,846	$6,968	$9,087	$10,065	$19,376	$38,170
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.75%(D)	0.75%	0.75%	0.74%	0.75%	0.74%
Including waiver and/or reimbursement and recapture	0.75%(D)(E)	0.75%(E)	0.75%(E)	0.75%	0.75%(E)	0.75%
Net investment income (loss) to average net assets	1.49%(D)	1.82%	1.61%	1.83%	2.13%	2.14%
Portfolio turnover rate	59%(B)	111%	119%	117%	116%	118%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Fund invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Large Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I3, Class R and Class R4.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Fund to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$315,280,155	98.88%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.45%
Over $250 million up to $750 million	0.44
Over $750 million	0.43
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I3	0.65%	March 1, 2025
Class R	1.00	March 1, 2025
Class R4	0.75	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R4	$5	$569	$759	$170	$1,503

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class R	0.50%
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I3.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$9,522	$1,781
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$184,025,604	$—	$200,523,769	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$280,097,039	$47,124,541	$(8,661,729)	$38,462,812
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Large Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA LRG VAL OPS 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Long Credit
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Long Credit

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,083.50	$4.87	$1,020.20	$4.72	0.94%
Class I	1,000.00	1,084.90	3.47	1,021.50	3.37	0.67
Class I2	1,000.00	1,084.80	2.59	1,022.40	2.51	0.50

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	86.4%
U.S. Government Obligations	7.2
Foreign Government Obligations	2.9
Asset-Backed Securities	1.4
Repurchase Agreement	1.3
Other Investment Company	0.2
Municipal Government Obligation	0.2
Net Other Assets (Liabilities)	0.4
Total	100.0%

Fund Characteristics	Years
Average Maturity §	22.51
Duration †	12.32

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	7.2%
AAA	1.9
AA	3.9
A	31.9
BBB	50.2
BB	2.4
B	0.2
Not Rated	1.9
Net Other Assets (Liabilities)	0.4
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 86.4%
Aerospace & Defense - 2.4%
BAE Systems PLC
5.50%, 03/26/2054 (A)	$ 880,000	$ 841,262
Boeing Co.
3.83%, 03/01/2059	2,620,000	1,604,578
5.93%, 05/01/2060	962,000	841,205
6.86%, 05/01/2054 (A)	3,093,000	3,101,802
General Electric Co.
4.13%, 10/09/2042 (B)	1,635,000	1,331,616
4.50%, 03/11/2044	1,307,000	1,121,105
RTX Corp.
4.15%, 05/15/2045	2,385,000	1,878,573
4.63%, 11/16/2048	3,681,000	3,098,831
		13,818,972
Automobile Components - 0.5%
Aptiv PLC/Aptiv Corp.
4.15%, 05/01/2052	2,031,000	1,463,644
Lear Corp.
3.55%, 01/15/2052	2,452,000	1,601,226
		3,064,870
Automobiles - 1.6%
Ford Motor Co.
4.75%, 01/15/2043	2,659,000	2,090,761
General Motors Co.
6.25%, 10/02/2043	3,374,000	3,286,964
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	3,288,000	3,437,992
		8,815,717
Banks - 9.5%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	6,200,000	5,114,852
Fixed until 03/20/2050, 4.08% (C), 03/20/2051	3,690,000	2,855,511
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	3,705,000	3,571,481
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	504,000	501,359
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	1,021,000	711,817
Fixed until 07/19/2032, 5.75% (C), 07/19/2033 (A)	1,642,000	1,601,569
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (C), 01/24/2039	4,821,000	3,938,040
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	2,095,000	1,696,295
6.75%, 10/01/2037	2,779,000	2,935,901
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	1,874,000	1,921,212
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	$ 8,642,000	$ 6,278,541
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	2,452,000	2,382,030
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	886,000	864,712
Morgan Stanley
3.97% (C), 07/22/2038	2,325,000	1,909,626
Fixed until 04/22/2038, 4.46% (C), 04/22/2039	3,085,000	2,695,555
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	641,000	621,742
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	641,000	665,405
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	1,169,000	1,166,675
Societe Generale SA
7.37%, 01/10/2053 (A)	1,792,000	1,775,860
Truist Financial Corp.
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	872,000	846,212
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	2,017,000	1,978,260
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (A)	2,114,000	2,162,693
Wells Fargo & Co.
4.75%, 12/07/2046	5,694,000	4,751,502
Wells Fargo Bank NA
5.95%, 08/26/2036	931,000	925,386
		53,872,236
Beverages - 2.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	9,994,000	8,373,370
Constellation Brands, Inc.
5.25%, 11/15/2048	2,311,000	2,090,663
Pernod Ricard SA
5.50%, 01/15/2042 (A)	1,578,000	1,533,003
		11,997,036
Biotechnology - 1.0%
Amgen, Inc.
5.75%, 03/02/2063	2,822,000	2,697,994
CSL Finance PLC
4.95%, 04/27/2062 (A)	1,841,000	1,575,991
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,718,000	1,355,369
		5,629,354
Broadline Retail - 0.4%
Prosus NV
4.03%, 08/03/2050 (D)	1,177,000	743,142
4.99%, 01/19/2052 (D)	2,000,000	1,452,885
		2,196,027
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 2.1%
Carrier Global Corp.
6.20%, 03/15/2054	$ 2,696,000	$ 2,809,803
Home Depot, Inc.
4.25%, 04/01/2046	5,083,000	4,179,871
Lowe's Cos., Inc.
3.00%, 10/15/2050	2,575,000	1,582,531
4.25%, 04/01/2052	2,452,000	1,896,086
Owens Corning
4.30%, 07/15/2047	1,638,000	1,279,526
		11,747,817
Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,139,000	1,133,835
FMR LLC
6.50%, 12/14/2040 (A)	1,718,000	1,774,574
		2,908,409
Chemicals - 1.9%
LYB International Finance BV
4.88%, 03/15/2044	1,551,000	1,315,982
Nutrien Ltd.
5.00%, 04/01/2049	4,059,000	3,487,846
OCP SA
6.88%, 04/25/2044 (D)	471,000	432,616
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	3,540,000	3,159,535
Westlake Corp.
4.38%, 11/15/2047	3,322,000	2,597,649
		10,993,628
Commercial Services & Supplies - 1.7%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	468,000	455,407
GXO Logistics, Inc.
2.65%, 07/15/2031	2,529,000	2,007,039
6.50%, 05/06/2034 (E)	677,000	675,560
Siemens Financieringsmaatschappij NV
2.88%, 03/11/2041 (A)	1,720,000	1,236,565
4.40%, 05/27/2045 (A)	1,071,000	926,335
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,598,000	2,057,691
Waste Management, Inc.
2.50%, 11/15/2050	4,092,000	2,381,953
		9,740,550
Communications Equipment - 0.3%
Corning, Inc.
4.38%, 11/15/2057	2,306,000	1,760,210
Construction Materials - 0.7%
GCC SAB de CV
3.61%, 04/20/2032 (A)	471,000	398,434
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	3,974,000	3,330,075
		3,728,509
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.1%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	$ 3,955,000	$ 2,534,190
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	2,420,000	2,315,049
Sysco Corp.
3.30%, 02/15/2050	2,306,000	1,536,299
		6,385,538
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054 (A)	2,589,000	2,477,445
Diversified Telecommunication Services - 4.0%
AT&T, Inc.
3.50%, 09/15/2053	6,726,000	4,431,564
3.55%, 09/15/2055	8,699,000	5,674,327
PLDT, Inc.
3.45%, 06/23/2050 (D)	412,000	276,615
Telefonica Emisiones SA
7.05%, 06/20/2036	4,669,000	4,998,372
Verizon Communications, Inc.
2.99%, 10/30/2056	1,531,000	903,267
3.70%, 03/22/2061	9,200,000	6,277,269
		22,561,414
Electric Utilities - 10.3%
Appalachian Power Co.
4.45%, 06/01/2045	3,433,000	2,674,508
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	2,269,000	1,920,689
Black Hills Corp.
4.20%, 09/15/2046	5,093,000	3,795,003
Comision Federal de Electricidad
4.68%, 02/09/2051 (D)	295,000	200,547
6.26%, 02/15/2052 (D)	1,100,000	925,236
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	6,865,000	5,027,123
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	3,025,000	3,092,962
DTE Electric Co.
4.05%, 05/15/2048	2,315,000	1,804,223
Duke Energy Florida LLC
6.35%, 09/15/2037	4,355,000	4,518,582
Electricite de France SA
5.00%, 09/21/2048 (A)	2,176,000	1,841,607
Entergy Arkansas LLC
4.20%, 04/01/2049	4,059,000	3,149,435
Evergy Metro, Inc.
4.20%, 03/15/2048	3,433,000	2,642,840
FirstEnergy Corp.
5.10%, 07/15/2047	95,000	79,204
Northern States Power Co.
4.00%, 08/15/2045	2,776,000	2,138,667
Pacific Gas & Electric Co.
3.50%, 08/01/2050	2,061,000	1,322,889
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	52,677
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Potomac Electric Power Co.
7.90%, 12/15/2038	$ 4,058,000	$ 4,967,097
Public Service Electric & Gas Co.
4.05%, 05/01/2048	3,433,000	2,714,807
Southern California Edison Co.
4.65%, 10/01/2043	2,919,000	2,451,834
Southern Co.
4.40%, 07/01/2046	3,025,000	2,460,884
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	1,243,000	1,158,555
Union Electric Co.
3.90%, 09/15/2042	4,615,000	3,628,111
Virginia Electric & Power Co.
8.88%, 11/15/2038	4,663,000	5,960,474
		58,527,954
Electrical Equipment - 0.3%
Emerson Electric Co.
2.75%, 10/15/2050	2,454,000	1,500,485
Electronic Equipment, Instruments & Components - 0.1%
AAC Technologies Holdings, Inc.
3.75%, 06/02/2031 (D)	654,000	545,728
Energy Equipment & Services - 0.5%
Halliburton Co.
5.00%, 11/15/2045	3,331,000	2,978,647
Financial Services - 0.3%
Brookfield Finance, Inc.
5.97%, 03/04/2054	1,973,000	1,929,789
Food Products - 0.6%
Cargill, Inc.
6.63%, 09/15/2037 (A)	2,398,000	2,558,709
J M Smucker Co.
6.50%, 11/15/2043	629,000	654,819
		3,213,528
Ground Transportation - 1.3%
Burlington Northern Santa Fe LLC
4.70%, 09/01/2045	4,541,000	3,976,141
Norfolk Southern Corp.
4.65%, 01/15/2046	2,394,000	2,026,169
Union Pacific Corp.
2.97%, 09/16/2062	2,012,000	1,168,119
		7,170,429
Health Care Equipment & Supplies - 1.5%
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	3,059,000	2,232,116
5.75%, 12/06/2052 (A)	1,540,000	1,517,056
Boston Scientific Corp.
4.70%, 03/01/2049	1,749,000	1,517,144
Danaher Corp.
2.60%, 10/01/2050	1,227,000	727,599
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.
4.63%, 03/15/2046	$ 2,757,000	$ 2,377,547
		8,371,462
Health Care Providers & Services - 4.6%
Cigna Group
3.40%, 03/15/2051	2,626,000	1,742,241
3.88%, 10/15/2047	3,998,000	2,948,713
5.60%, 02/15/2054	3,034,000	2,858,598
CVS Health Corp.
5.30%, 12/05/2043	4,181,000	3,760,192
5.88%, 06/01/2053	2,313,000	2,203,776
Elevance Health, Inc.
5.13%, 02/15/2053	3,089,000	2,788,365
HCA, Inc.
4.63%, 03/15/2052	3,451,000	2,703,952
6.10%, 04/01/2064	2,593,000	2,453,104
UnitedHealth Group, Inc.
5.20%, 04/15/2063	5,221,000	4,757,935
		26,216,876
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.
3.63%, 09/01/2049	2,205,000	1,576,777
Starbucks Corp.
4.50%, 11/15/2048	2,299,000	1,902,403
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,343,000	5,886,775
		9,365,955
Insurance - 2.1%
Alleghany Corp.
3.25%, 08/15/2051	1,783,000	1,176,839
4.90%, 09/15/2044	1,843,000	1,668,822
Allstate Corp.
3.85%, 08/10/2049	2,353,000	1,731,878
American International Group, Inc.
4.80%, 07/10/2045	1,538,000	1,348,756
Equitable Holdings, Inc.
5.00%, 04/20/2048	2,210,000	1,911,334
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	745,000	722,304
High Street Funding Trust II
4.68%, 02/15/2048 (A)	2,220,000	1,727,777
Willis North America, Inc.
5.90%, 03/05/2054	1,734,000	1,663,048
		11,950,758
Interactive Media & Services - 0.5%
Meta Platforms, Inc.
4.45%, 08/15/2052	2,299,000	1,913,087
5.75%, 05/15/2063	1,143,000	1,140,591
		3,053,678
Internet & Catalog Retail - 0.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	132,808
4.20%, 12/06/2047	1,221,000	949,333
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Amazon.com, Inc.
4.05%, 08/22/2047	$ 3,268,000	$ 2,666,857
JD.com, Inc.
4.13%, 01/14/2050	935,000	700,659
		4,449,657
Media - 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	7,758,000	6,864,022
Comcast Corp.
2.89%, 11/01/2051	1,926,000	1,166,833
2.94%, 11/01/2056	1,281,000	746,892
4.00%, 11/01/2049	3,764,000	2,850,389
Fox Corp.
5.58%, 01/25/2049	3,078,000	2,733,161
Paramount Global
4.95%, 05/19/2050	1,351,000	941,518
		15,302,815
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	1,810,000	1,663,601
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	1,307,000	1,368,766
Newmont Corp.
6.25%, 10/01/2039	2,118,000	2,194,962
Nucor Corp.
2.98%, 12/15/2055	1,837,000	1,104,039
		6,331,368
Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.
REIT, 5.63%, 05/15/2054	2,075,000	1,907,598
Oil, Gas & Consumable Fuels - 11.6%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (D)	1,297,000	1,115,290
BP Capital Markets America, Inc.
2.94%, 06/04/2051	4,290,000	2,685,674
Cameron LNG LLC
3.70%, 01/15/2039 (A)	1,772,000	1,395,961
Devon Energy Corp.
5.00%, 06/15/2045	1,841,000	1,556,056
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,649,000	1,301,305
5.75%, 04/18/2054	1,766,000	1,683,839
Energy Transfer LP
5.00%, 05/15/2050	1,718,000	1,424,854
7.50%, 07/01/2038	4,541,000	5,005,011
Enterprise Products Operating LLC
4.90%, 05/15/2046	3,676,000	3,244,657
Equinor ASA
5.10%, 08/17/2040	2,825,000	2,693,454
Hess Corp.
5.60%, 02/15/2041	1,863,000	1,811,513
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (D)	$ 1,750,000	$ 1,554,571
Kinder Morgan Energy Partners LP
6.55%, 09/15/2040	4,541,000	4,593,170
MPLX LP
5.50%, 02/15/2049	1,472,000	1,338,145
Occidental Petroleum Corp.
6.60%, 03/15/2046	2,626,000	2,702,031
ONEOK Partners LP
6.20%, 09/15/2043	2,191,000	2,164,797
ONEOK, Inc.
4.25%, 09/15/2046	2,090,000	1,582,677
5.20%, 07/15/2048	1,841,000	1,596,078
Ovintiv, Inc.
7.10%, 07/15/2053	1,629,000	1,758,975
Pertamina Persero PT
6.45%, 05/30/2044 (A)	1,429,000	1,433,400
Petroleos del Peru SA
5.63%, 06/19/2047 (D)	1,968,000	1,208,779
Petroleos Mexicanos
6.95%, 01/28/2060	1,459,000	928,238
7.69%, 01/23/2050	2,185,000	1,522,832
Petronas Capital Ltd.
4.55%, 04/21/2050 (A)	917,000	762,539
Shell International Finance BV
3.75%, 09/12/2046	4,690,000	3,559,954
Spectra Energy Partners LP
4.50%, 03/15/2045	3,433,000	2,743,584
Suncor Energy, Inc.
6.50%, 06/15/2038	3,784,000	3,878,520
Teck Resources Ltd.
6.00%, 08/15/2040	1,680,000	1,614,058
TransCanada PipeLines Ltd.
5.00%, 10/16/2043	2,701,000	2,338,590
Western Midstream Operating LP
5.30%, 03/01/2048	2,452,000	2,051,373
Williams Cos., Inc.
5.40%, 03/04/2044	3,025,000	2,761,691
		66,011,616
Personal Care Products - 0.6%
Kenvue, Inc.
5.10%, 03/22/2043	3,681,000	3,474,483
Pharmaceuticals - 3.5%
AbbVie, Inc.
4.70%, 05/14/2045	2,918,000	2,580,814
5.40%, 03/15/2054	3,096,000	3,001,292
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,823,000	1,745,012
Johnson & Johnson
3.75%, 03/03/2047	1,638,000	1,281,517
Merck & Co., Inc.
3.70%, 02/10/2045	2,965,000	2,273,562
5.00%, 05/17/2053	2,160,000	1,984,348
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	2,168,000	1,987,655
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
4.20%, 09/15/2048	$ 4,581,000	$ 3,706,502
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	1,640,000	1,067,894
		19,628,596
Professional Services - 1.2%
Equifax, Inc.
7.00%, 07/01/2037	3,854,000	4,173,936
Moody's Corp.
3.25%, 05/20/2050	3,499,000	2,335,677
		6,509,613
Residential REITs - 0.4%
American Homes 4 Rent LP
REIT, 4.30%, 04/15/2052	3,042,000	2,268,535
Retail REITs - 0.9%
Kimco Realty OP LLC
REIT, 3.70%, 10/01/2049	4,430,000	3,019,289
Simon Property Group LP
REIT, 5.85%, 03/08/2053	2,339,000	2,265,967
		5,285,256
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	2,925,000	2,430,612
Broadcom, Inc.
3.50%, 02/15/2041 (A)	2,051,000	1,522,819
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	908,000	880,913
Intel Corp.
5.60%, 02/21/2054	2,075,000	1,951,157
5.90%, 02/10/2063	1,841,000	1,792,373
KLA Corp.
5.00%, 03/15/2049	1,543,000	1,403,764
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	2,316,000	1,516,306
QUALCOMM, Inc.
4.30%, 05/20/2047	4,285,000	3,564,279
Texas Instruments, Inc.
4.15%, 05/15/2048	1,557,000	1,261,060
5.05%, 05/18/2063	1,903,000	1,724,481
		18,047,764
Software - 3.1%
Fiserv, Inc.
4.40%, 07/01/2049	1,889,000	1,508,187
Intuit, Inc.
5.50%, 09/15/2053	1,743,000	1,704,852
Microsoft Corp.
2.92%, 03/17/2052	3,894,000	2,564,921
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
3.65%, 03/25/2041	$ 2,822,000	$ 2,103,205
6.90%, 11/09/2052	9,159,000	9,929,389
		17,810,554
Specialized REITs - 0.4%
VICI Properties LP
REIT, 6.13%, 04/01/2054	2,602,000	2,430,602
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
3.45%, 02/09/2045	2,606,000	1,972,006
Tobacco - 1.1%
BAT Capital Corp.
4.76%, 09/06/2049	2,603,000	2,008,043
7.08%, 08/02/2053	2,566,000	2,686,765
Philip Morris International, Inc.
4.25%, 11/10/2044	1,749,000	1,387,030
		6,081,838
Wireless Telecommunication Services - 1.1%
Axiata Spv5 Labuan Ltd.
3.06%, 08/19/2050 (D)	648,000	407,393
T-Mobile USA, Inc.
3.30%, 02/15/2051	795,000	521,550
4.50%, 04/15/2050	2,746,000	2,233,296
5.65%, 01/15/2053	2,952,000	2,829,608
		5,991,847
Total Corporate Debt Securities (Cost $504,436,936)		490,027,169
U.S. GOVERNMENT OBLIGATIONS - 7.2%
U.S. Treasury - 7.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	27,242,000	12,855,883
1.88%, 11/15/2051	13,646,000	7,559,138
3.63%, 02/15/2053 - 05/15/2053	538,000	439,230
4.13%, 08/15/2053	854,000	763,930
4.25%, 02/15/2054	3,257,000	2,979,137
4.50%, 02/15/2044	11,380,000	10,794,997
4.75%, 11/15/2043 - 11/15/2053	5,271,000	5,226,665
Total U.S. Government Obligations (Cost $43,212,269)		40,618,980
FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Chile - 0.3%
Chile Government International Bonds
4.00%, 01/31/2052 (B)	2,609,000	1,931,170
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 04/15/2031	353,000	273,020
5.00%, 06/15/2045	1,602,000	1,103,258
		1,376,278
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
6.13%, 06/15/2033 (A)	$ 1,405,000	$ 1,215,718
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.85%, 01/27/2045 (D)	1,654,000	1,571,746
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (D)	1,457,000	1,276,191
Indonesia - 0.1%
Indonesia Government International Bonds
5.13%, 01/15/2045 (A)	825,000	771,840
Mexico - 0.2%
Mexico Government International Bonds
4.60%, 02/10/2048	1,483,000	1,123,458
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	2,409,000	1,492,857
Peru - 0.1%
Peru Government International Bonds
5.63%, 11/18/2050	612,000	567,863
Qatar - 0.2%
Qatar Government International Bonds
5.10%, 04/23/2048 (A)	1,012,000	933,246
Republic of South Africa - 0.2%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	1,236,000	993,719
Romania - 0.2%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	1,272,000	849,431
Saudi Arabia - 0.2%
Saudi Government International Bonds
5.25%, 01/16/2050 (A)	1,128,000	1,006,582
Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (D)	1,354,000	1,076,972
Total Foreign Government Obligations (Cost $16,446,439)		16,187,071
	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	$ 3,585,113	$ 3,091,530
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	5,752,715	5,131,320
Total Asset-Backed Securities (Cost $8,474,013)		8,222,850
MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
New York - 0.2%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	880,000	937,766
Total Municipal Government Obligation (Cost $982,665)		937,766

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	1,074,535	1,074,535
Total Other Investment Company (Cost $1,074,535)		1,074,535

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $7,521,526 on 05/01/2024. Collateralized by a U.S. Government Obligation, 3.75%, due 04/15/2026, and with a value of $7,671,547.	$ 7,521,003	7,521,003
Total Repurchase Agreement (Cost $7,521,003)		7,521,003
Total Investments (Cost $582,147,860)		564,589,374
Net Other Assets (Liabilities) - 0.4%		2,524,559
Net Assets - 100.0%		$ 567,113,933
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$490,027,169	$—	$490,027,169
U.S. Government Obligations	—	40,618,980	—	40,618,980
Foreign Government Obligations	—	16,187,071	—	16,187,071
Asset-Backed Securities	—	8,222,850	—	8,222,850
Municipal Government Obligation	—	937,766	—	937,766
Other Investment Company	1,074,535	—	—	1,074,535
Repurchase Agreement	—	7,521,003	—	7,521,003
Total Investments	$1,074,535	$563,514,839	$—	$564,589,374
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $66,233,464, representing 11.7% of the
Fund’s net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,050,345, collateralized by cash collateral of $1,074,535. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $15,947,246, representing 2.8%
of the Fund's net assets.

(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $574,626,857) (including securities loaned of $1,050,345)	$557,068,371
Repurchase agreement, at value (cost $7,521,003)	7,521,003
Foreign currency, at value (cost $234)	231
Receivables and other assets:
Investments sold	3,342,931
Net income from securities lending	789
Shares of beneficial interest sold	1,000
Interest	7,301,610
Tax reclaims	13,791
Prepaid expenses	26,239
Total assets	575,275,965
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,074,535
Payables and other liabilities:
Investments purchased	6,146,147
When-issued, delayed-delivery, forward and TBA commitments purchased	669,282
Shares of beneficial interest redeemed	1,201
Investment management fees	233,842
Distribution and service fees	87
Transfer agent fees	4,794
Trustee and CCO fees	3,038
Audit and tax fees	22,098
Custody fees	1,895
Legal fees	1,819
Printing and shareholder reports fees	192
Other accrued expenses	3,102
Total liabilities	8,162,032
Net assets	$567,113,933
Net assets consist of:
Paid-in capital	$585,211,535
Total distributable earnings (accumulated losses)	(18,097,602)
Net assets	$567,113,933
Net assets by class:
Class A	$381,830
Class I	9,948,038
Class I2	556,784,065
Shares outstanding (unlimited shares, no par value):
Class A	41,482
Class I	1,081,689
Class I2	60,564,496
Net asset value per share: (A)
Class A	$9.20
Class I	9.20
Class I2	9.19
Maximum offering price per share: (B)
Class A	$9.66

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$12,500,191
Net income from securities lending	20,521
Total investment income	12,520,712
Expenses:
Investment management fees	998,836
Distribution and service fees:
Class A	465
Transfer agent fees:
Class A	61
Class I	5,209
Class I2	16,258
Trustee and CCO fees	10,338
Audit and tax fees	21,834
Custody fees	9,493
Legal fees	14,432
Printing and shareholder reports fees	13,079
Registration fees	13,502
Other	8,956
Total expenses before waiver and/or reimbursement and recapture	1,112,463
Expenses waived and/or reimbursed:
Class A	(87)
Class I	(3,717)
Class I2	(359)
Recapture of previously waived and/or reimbursed fees:
Class A	404
Class I	7,622
Class I2	384
Net expenses	1,116,710
Net investment income (loss)	11,404,002
Net realized gain (loss) on:
Investments	(449,184)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,267,014)
Translation of assets and liabilities denominated in foreign currencies	(3)
Net change in unrealized appreciation (depreciation)	(16,267,017)
Net realized and change in unrealized gain (loss)	(16,716,201)
Net increase (decrease) in net assets resulting from operations	$(5,312,199)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023 (A)
From operations:
Net investment income (loss)	$11,404,002	$278,183
Net realized gain (loss)	(449,184)	(45,497)
Net change in unrealized appreciation (depreciation)	(16,267,017)	(1,291,472)
Net increase (decrease) in net assets resulting from operations	(5,312,199)	(1,058,786)
Dividends and/or distributions to shareholders:
Class A	(8,719)	(594)
Class I	(247,849)	(277,991)
Class I2 (B)	(11,196,865)	(47)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(11,453,433)	(278,632)
Capital share transactions:
Proceeds from shares sold:
Class A	65,649	332,051
Class I	289,652	9,999,999
Class I2 (B)	562,863,530	10,000
	563,218,831	10,342,050
Dividends and/or distributions reinvested:
Class A	8,719	594
Class I	247,799	277,991
Class I2 (B)	11,196,865	47
	11,453,383	278,632
Cost of shares redeemed:
Class A	(40,723)	—
Class I	(35,150)	—
Class I2 (B)	(40)	—
	(75,913)	—
Net increase (decrease) in net assets resulting from capital share transactions	574,596,301	10,620,682
Net increase (decrease) in net assets	557,830,669	9,283,264
Net assets:
Beginning of period/year	9,283,264	—
End of period/year	$567,113,933	$9,283,264
Capital share transactions - shares:
Shares issued:
Class A	6,938	37,897
Class I	30,006	1,000,163
Class I2 (B)	59,395,747	1,107
	59,432,691	1,039,167
Shares reinvested:
Class A	909	66
Class I	25,820	29,338
Class I2 (B)	1,167,641	5
	1,194,370	29,409
Shares redeemed:
Class A	(4,328)	—
Class I	(3,638)	—
Class I2 (B)	(4)	—
	(7,970)	—
Net increase (decrease) in shares outstanding:
Class A	3,519	37,963
Class I	52,188	1,029,501
Class I2 (B)	60,563,384	1,112
	60,619,091	1,068,576

(A)	Fund commenced operations on March 31, 2023.
(B)	Class I2 commenced operations on September 29, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.22	0.25
Net realized and unrealized gain (loss)	0.51 (C)	(1.30)
Total investment operations	0.73	(1.05)
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.26)
Net asset value, end of period/year	$9.20	$8.69
Total return (D)(E)	8.35%	(10.73)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$382	$330
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.77%	3.85%
Including waiver and/or reimbursement and recapture	0.94%	0.98%
Net investment income (loss) to average net assets (F)	4.68%	5.32%
Portfolio turnover rate (E)	40%	22%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.69	$10.00
Investment operations:
Net investment income (loss) (B)	0.24	0.27
Net realized and unrealized gain (loss)	0.51 (C)	(1.31)
Total investment operations	0.75	(1.04)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.27)
Net asset value, end of period/year	$9.20	$8.69
Total return (D)	8.49%	(10.55)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,948	$8,943
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.59%	3.55%
Including waiver and/or reimbursement and recapture	0.67%	0.67%
Net investment income (loss) to average net assets (E)	4.96%	4.91%
Portfolio turnover rate (D)	40%	22%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$8.69	$9.04
Investment operations:
Net investment income (loss) (B)	0.24	0.04
Net realized and unrealized gain (loss)	0.50 (C)	(0.35)
Total investment operations	0.74	(0.31)
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.04)
Net asset value, end of period/year	$9.19	$8.69
Total return (D)	8.48%	(3.40)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$556,784	$10
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.50%	3.46%
Including waiver and/or reimbursement and recapture	0.50%(F)	0.58%
Net investment income (loss) to average net assets (E)	5.14%	5.47%
Portfolio turnover rate (D)	40%	22%

(A)	Commenced operations on September 29, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Long Credit (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$38,831	$—	$—	$—	$38,831
Foreign Government Obligations	1,035,704	—	—	—	1,035,704
Total Borrowings	$1,074,535	$—	$—	$—	$1,074,535
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$566,490,108	99.89%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.45%
Over $1 billion	0.44
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.03%	March 1, 2025
Class I	0.67	March 1, 2025
Class I2	0.58	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class I (B)	$—	$—	$155,425	$3,717	$159,142

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Commenced operations on March 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$21,439	$4,766
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$566,209,280	$164,610,087	$45,909,345	$121,945,531
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax
Transamerica Funds
Semi-Annual Report 2024

Transamerica Long Credit

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$582,147,860	$945,673	$(18,504,159)	$(17,558,486)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545607 TA LONG CRED 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Mid Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Mid Cap Growth

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,245.80	$6.64	$1,018.90	$5.97	1.19%
Class C	1,000.00	1,241.70	11.09	1,015.00	9.97	1.99
Class I	1,000.00	1,248.30	4.86	1,020.50	4.37	0.87
Class I2	1,000.00	1,250.00	4.31	1,021.00	3.87	0.77
Class I3	1,000.00	1,249.00	4.31	1,021.00	3.87	0.77
Class R	1,000.00	1,246.90	7.09	1,018.50	6.37	1.27
Class R4	1,000.00	1,249.30	5.31	1,020.10	4.77	0.95
Class R6	1,000.00	1,249.00	4.31	1,021.00	3.87	0.77

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.4%
Repurchase Agreement	3.6
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 6.1%
Axon Enterprise, Inc. (A)	20,688	$ 6,488,998
BWX Technologies, Inc.	77,397	7,412,311
		13,901,309
Beverages - 1.1%
Celsius Holdings, Inc. (A)	36,450	2,597,791
Biotechnology - 4.1%
Alnylam Pharmaceuticals, Inc. (A)	34,262	4,932,015
Exact Sciences Corp. (A)	73,134	4,340,503
		9,272,518
Building Products - 1.8%
Builders FirstSource, Inc. (A)	22,604	4,132,463
Capital Markets - 6.7%
Ares Management Corp., Class A	61,154	8,138,986
Tradeweb Markets, Inc., Class A	69,736	7,092,848
		15,231,834
Commercial Services & Supplies - 2.9%
Clean Harbors, Inc. (A)	34,919	6,615,405
Electronic Equipment, Instruments & Components - 4.8%
CDW Corp.	45,245	10,942,956
Entertainment - 5.8%
Spotify Technology SA (A)	28,316	7,940,939
Take-Two Interactive Software, Inc. (A)	37,272	5,322,814
		13,263,753
Food Products - 2.0%
Freshpet, Inc. (A)	42,725	4,531,841
Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. (A)	21,883	6,179,322
Inspire Medical Systems, Inc. (A)	27,447	6,632,842
		12,812,164
Health Care Providers & Services - 2.9%
Molina Healthcare, Inc. (A)	19,153	6,552,241
Health Care Technology - 2.8%
Veeva Systems, Inc., Class A (A)	31,721	6,298,522
Hotels, Restaurants & Leisure - 5.2%
DoorDash, Inc., Class A (A)	51,095	6,604,540
DraftKings, Inc., Class A (A)	123,004	5,112,046
		11,716,586
Interactive Media & Services - 2.5%
Pinterest, Inc., Class A (A)	169,365	5,665,259
IT Services - 7.7%
Gartner, Inc. (A)	25,577	10,552,814
MongoDB, Inc. (A)	18,906	6,904,093
		17,456,907
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 5.4%
ICON PLC (A)	17,696	$ 5,271,285
Repligen Corp. (A)	42,151	6,921,194
		12,192,479
Oil, Gas & Consumable Fuels - 3.3%
Cheniere Energy, Inc.	47,108	7,434,585
Personal Care Products - 1.7%
elf Beauty, Inc. (A)	23,679	3,848,548
Real Estate Management & Development - 2.9%
CoStar Group, Inc. (A)	71,300	6,526,089
Semiconductors & Semiconductor Equipment - 2.5%
Silicon Laboratories, Inc. (A)	47,287	5,744,898
Software - 8.4%
Aspen Technology, Inc. (A)	30,467	5,998,038
HubSpot, Inc. (A)	8,074	4,883,720
PTC, Inc. (A)	45,649	8,099,959
		18,981,717
Specialized REITs - 2.1%
SBA Communications Corp.	25,282	4,705,486
Specialty Retail - 6.3%
AutoZone, Inc. (A)	2,000	5,912,800
Ross Stores, Inc.	64,610	8,370,225
		14,283,025
Textiles, Apparel & Luxury Goods - 1.8%
On Holding AG, Class A (A)(B)	131,020	4,159,885
Total Common Stocks (Cost $178,786,586)		218,868,261

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $8,212,876 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $8,376,606.	$ 8,212,306	8,212,306
Total Repurchase Agreement (Cost $8,212,306)		8,212,306
Total Investments (Cost $186,998,892)		227,080,567
Net Other Assets (Liabilities) - (0.0)% (D)		(85,389)
Net Assets - 100.0%		$ 226,995,178
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$218,868,261	$—	$—	$218,868,261
Repurchase Agreement	—	8,212,306	—	8,212,306
Total Investments	$218,868,261	$8,212,306	$—	$227,080,567
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,445,703, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $2,503,475. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $178,786,586) (including securities loaned of $2,445,703)	$218,868,261
Repurchase agreement, at value (cost $8,212,306)	8,212,306
Receivables and other assets:
Investments sold	136,234
Net income from securities lending	475
Shares of beneficial interest sold	15,253
Dividends	2,724
Interest	570
Prepaid expenses	4,276
Total assets	227,240,099
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	17,187
Investment management fees	176,654
Distribution and service fees	12,886
Transfer agent fees	3,921
Trustee and CCO fees	1,254
Audit and tax fees	16,417
Custody fees	10,801
Legal fees	276
Printing and shareholder reports fees	323
Other accrued expenses	5,202
Total liabilities	244,921
Net assets	$226,995,178
Net assets consist of:
Paid-in capital	$206,914,869
Total distributable earnings (accumulated losses)	20,080,309
Net assets	$226,995,178
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$18,217,342
Class C	886,769
Class I	4,426,700
Class I2	157,028,778
Class I3	21,848,430
Class R	16,537,649
Class R4	190,100
Class R6	7,859,410
Shares outstanding (unlimited shares, no par value):
Class A	2,064,654
Class C	113,567
Class I	483,707
Class I2	16,892,406
Class I3	2,354,695
Class R	1,850,146
Class R4	20,626
Class R6	846,570
Net asset value per share: (A)
Class A	$8.82
Class C	7.81
Class I	9.15
Class I2	9.30
Class I3	9.28
Class R	8.94
Class R4	9.22
Class R6	9.28
Maximum offering price per share: (B)
Class A	$9.33

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$547,691
Interest income	118,227
Net income from securities lending	715
Total investment income	666,633
Expenses:
Investment management fees	1,264,422
Distribution and service fees:
Class A	20,694
Class C	4,884
Class R	42,109
Class R4	226
Transfer agent fees:
Class A	14,384
Class C	1,020
Class I	2,567
Class I2	11,011
Class I3	829
Class R	139
Class R4	7
Class R6	306
Trustee and CCO fees	7,327
Audit and tax fees	16,434
Custody fees	16,925
Legal fees	11,078
Printing and shareholder reports fees	5,566
Registration fees	48,457
Other	16,996
Total expenses before waiver and/or reimbursement and recapture	1,485,381
Expenses waived and/or reimbursed:
Class C	(63)
Class I3	(65)
Class R4	(73)
Recapture of previously waived and/or reimbursed fees:
Class C	148
Class I3	65
Class R4	9
Net expenses	1,485,402
Net investment income (loss)	(818,769)
Net realized gain (loss) on:
Investments	48,318,310
Net change in unrealized appreciation (depreciation) on:
Investments	44,147,711
Net realized and change in unrealized gain (loss)	92,466,021
Net increase (decrease) in net assets resulting from operations	$91,647,252
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$(818,769)	$(1,089,275)
Net realized gain (loss)	48,318,310	(19,426,992)
Net change in unrealized appreciation (depreciation)	44,147,711	36,808,931
Net increase (decrease) in net assets resulting from operations	91,647,252	16,292,664
Capital share transactions:
Proceeds from shares sold:
Class A	3,709,583	4,236,166
Class C	179,788	420,721
Class I	1,185,366	3,983,653
Class I2	51,793	61,541,177
Class I3	224,690	495,243
Class R	661,494	614,829
Class R4	8,798	14,263
Class R6	240,049	324,552
	6,261,561	71,630,604
Cost of shares redeemed:
Class A	(1,364,116)	(2,544,077)
Class C	(241,053)	(87,876)
Class I	(1,634,892)	(1,440,277)
Class I2	(220,055,480)	(4,962,518)
Class I3	(2,139,090)	(5,526,231)
Class R	(1,703,551)	(1,997,432)
Class R4	(562)	(2,548)
Class R6	(1,290,830)	(776,060)
	(228,429,574)	(17,337,019)
Automatic conversions:
Class A	66,327	81,961
Class C	(66,327)	(81,961)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(222,168,013)	54,293,585
Net increase (decrease) in net assets	(130,520,761)	70,586,249
Net assets:
Beginning of period/year	357,515,939	286,929,690
End of period/year	$226,995,178	$357,515,939
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	428,529	565,448
Class C	24,654	63,069
Class I	133,409	498,236
Class I2	5,877	8,066,339
Class I3	24,724	61,483
Class R	78,073	81,381
Class R4	977	1,885
Class R6	26,554	43,018
	722,797	9,380,859
Shares redeemed:
Class A	(158,222)	(340,044)
Class C	(30,508)	(13,752)
Class I	(177,786)	(197,144)
Class I2	(23,415,174)	(588,359)
Class I3	(237,049)	(715,126)
Class R	(188,042)	(272,153)
Class R4	(59)	(340)
Class R6	(140,631)	(98,367)
	(24,347,471)	(2,225,285)
Automatic conversions:
Class A	7,443	10,931
Class C	(8,396)	(12,273)
	(953)	(1,342)
Net increase (decrease) in shares outstanding:
Class A	277,750	236,335
Class C	(14,250)	37,044
Class I	(44,377)	301,092
Class I2	(23,409,297)	7,477,980
Class I3	(212,325)	(653,643)
Class R	(109,969)	(190,772)
Class R4	918	1,545
Class R6	(114,077)	(55,349)
	(23,625,627)	7,154,232
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.08	$6.70	$15.14	$11.91	$10.33	$12.98
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.05)	(0.06)	(0.11)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	1.78	0.43	(4.03)	3.98	1.83	1.58
Total investment operations	1.74	0.38	(4.09)	3.87	1.76	1.52
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.00)(B)	—	—	(0.01)
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Total dividends and/or distributions to shareholders	—	—	(4.35)	(0.64)	(0.18)	(4.17)
Net asset value, end of period/year	$8.82	$7.08	$6.70	$15.14	$11.91	$10.33
Total return (D)	24.58%(E)	5.67%	(35.42)%(C)	33.21%	17.25%	23.15%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,217	$12,644	$10,385	$16,740	$12,670	$11,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.19%(F)	1.24%	1.23%	1.17%	1.19%	1.31%
Including waiver and/or reimbursement and recapture	1.19%(F)	1.24%(G)	1.23%(G)	1.17%	1.19%	1.20%
Net investment income (loss) to average net assets	(0.91)%(F)	(0.73)%	(0.72)%	(0.79)%	(0.68)%	(0.62)%
Portfolio turnover rate	55%(E)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.29	$6.00	$14.01	$11.14	$9.74	$12.55
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.10)	(0.12)	(0.20)	(0.14)	(0.12)
Net realized and unrealized gain (loss)	1.58	0.39	(3.63)	3.71	1.72	1.47
Total investment operations	1.52	0.29	(3.75)	3.51	1.58	1.35
Contributions from affiliate	—	—	0.09 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Net asset value, end of period/year	$7.81	$6.29	$6.00	$14.01	$11.14	$9.74
Total return (C)	24.17%(D)	4.83%	(35.05)%(B)	32.24%	16.43%	22.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$887	$804	$544	$1,659	$1,341	$1,370
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.97%(E)	2.05%	2.07%	1.90%	1.94%	2.06%
Including waiver and/or reimbursement and recapture	1.99%(E)	1.99%	2.02%	1.90%	1.94%	1.93%
Net investment income (loss) to average net assets	(1.69)%(E)	(1.49)%	(1.52)%	(1.52)%	(1.43)%	(1.34)%
Portfolio turnover rate	55%(D)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.92%.

(C)	Total return has been calculated without deduction of the contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.33	$6.91	$15.44	$12.10	$10.46	$13.09
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.03)	(0.03)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	1.84	0.45	(4.15)	4.05	1.86	1.60
Total investment operations	1.82	0.42	(4.18)	3.98	1.82	1.57
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.02)	—	—	(0.04)
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Total dividends and/or distributions to shareholders	—	—	(4.37)	(0.64)	(0.18)	(4.20)
Net asset value, end of period/year	$9.15	$7.33	$6.91	$15.44	$12.10	$10.46
Total return	24.83%(C)	6.08%	(35.12)%(B)	33.62%	17.61%	23.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,427	$3,869	$1,568	$2,417	$1,488	$769
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87%(D)	0.87%	0.87%	0.87%	0.88%	1.00%
Including waiver and/or reimbursement and recapture	0.87%(D)	0.87%	0.87%	0.87%	0.88%	0.90%
Net investment income (loss) to average net assets	(0.56)%(D)	(0.37)%	(0.36)%	(0.50)%	(0.38)%	(0.32)%
Portfolio turnover rate	55%(C)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.09%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.44	$7.01	$15.58	$12.19	$10.53	$13.10
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.02)	(0.02)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.88	0.45	(4.20)	4.08	1.87	1.63
Total investment operations	1.86	0.43	(4.22)	4.03	1.84	1.59
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Net asset value, end of period/year	$9.30	$7.44	$7.01	$15.58	$12.19	$10.53
Total return	25.00%(B)	6.13%	(35.18)%	33.79%	17.69%	23.34%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$157,029	$299,798	$230,060	$302,016	$391,784	$156,858
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.77%	0.76%	0.77%	0.88%
Including waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.77%	0.76%	0.77%(D)	0.85%
Net investment income (loss) to average net assets	(0.39)%(C)	(0.26)%	(0.25)%	(0.37)%	(0.29)%	(0.41)%
Portfolio turnover rate	55%(B)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.43	$7.00	$15.56	$12.17	$10.51	$13.14
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.02)	(0.02)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.87	0.45	(4.19)	4.08	1.87	1.61
Total investment operations	1.85	0.43	(4.21)	4.03	1.84	1.58
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.05)
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Total dividends and/or distributions to shareholders	—	—	(4.35)	(0.64)	(0.18)	(4.21)
Net asset value, end of period/year	$9.28	$7.43	$7.00	$15.56	$12.17	$10.51
Total return	24.90%(B)	6.14%	(35.11)%	33.64%	17.71%	23.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$21,848	$19,062	$22,531	$36,970	$35,975	$38,275
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.78%	0.76%	0.76%	0.88%
Including waiver and/or reimbursement and recapture	0.77%(C)	0.77%	0.78%	0.76%(D)	0.78%	0.84%
Net investment income (loss) to average net assets	(0.47)%(C)	(0.25)%	(0.26)%	(0.38)%	(0.27)%	(0.27)%
Portfolio turnover rate	55%(B)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.17	$6.79	$15.29	$12.03	$10.45	$13.08
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.06)	(0.06)	(0.12)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	1.81	0.44	(4.09)	4.02	1.85	1.60
Total investment operations	1.77	0.38	(4.15)	3.90	1.76	1.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Net asset value, end of period/year	$8.94	$7.17	$6.79	$15.29	$12.03	$10.45
Total return	24.69%(B)	5.60%	(35.47)%	33.13%	17.05%	22.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,538	$14,056	$14,603	$25,582	$22,527	$20,748
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27%(C)	1.27%	1.27%	1.25%	1.26%	1.37%
Including waiver and/or reimbursement and recapture	1.27%(C)	1.27%	1.27%	1.25%	1.32%	1.35%
Net investment income (loss) to average net assets	(0.97)%(C)	(0.75)%	(0.76)%	(0.88)%	(0.81)%	(0.76)%
Portfolio turnover rate	55%(B)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$7.38	$6.97	$15.53	$12.17	$10.53	$13.13
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.03)	(0.04)	(0.08)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.87	0.44	(4.17)	4.08	1.87	1.60
Total investment operations	1.84	0.41	(4.21)	4.00	1.82	1.57
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	—	—	(4.35)	(0.64)	(0.18)	(4.16)
Total dividends and/or distributions to shareholders	—	—	(4.35)	(0.64)	(0.18)	(4.17)
Net asset value, end of period/year	$9.22	$7.38	$6.97	$15.53	$12.17	$10.53
Total return	24.93% (B)	5.88%	(35.26)%	33.59%	17.50%	23.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$190	$145	$127	$192	$334	$357
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.02%(C)	1.02%	1.03%	1.01%	1.01%	1.13%
Including waiver and/or reimbursement and recapture	0.95%(C)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	(0.67)%(C)	(0.44)%	(0.43)%	(0.54)%	(0.43)%	(0.32)%
Portfolio turnover rate	55%(B)	75%	77%	99%	91%	136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$7.43	$7.00	$15.55	$13.87
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	1.87	0.45	(4.18)	1.71
Total investment operations	1.85	0.43	(4.20)	1.68
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	—	—	(4.35)	—
Net asset value, end of period/year	$9.28	$7.43	$7.00	$15.55
Total return	24.90%(C)	6.14%	(35.13)%	12.11%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,859	$7,138	$7,112	$11
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%(D)	0.77%	0.77%	0.76%(D)
Including waiver and/or reimbursement and recapture	0.77%(D)	0.77%	0.77%	0.76%(D)
Net investment income (loss) to average net assets	(0.47)%(D)	(0.26)%	(0.27)%	(0.53)%(D)
Portfolio turnover rate	55%(C)	75%	77%	99%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Growth (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $1,620.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$186,499,238	82.16%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $200 million	0.705%
Over $200 million up to $1 billion	0.685
Over $1 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.28%	March 1, 2025
Class C	1.99	March 1, 2025
Class I	0.92	March 1, 2025
Class I2, Class I3, Class R6	0.82	March 1, 2025
Class R	1.35	March 1, 2025
Class R4	0.95	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class C	$—	$—	$412	$63	$475
Class R4	103	110	105	73	391

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$14,069	$1
Class C	—	18
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$29,943	$3,823
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$188,493,721	$—	$407,538,599	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$186,998,892	$42,573,675	$(2,492,000)	$40,081,675
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA MCG 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Mid Cap Value Opportunities
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Mid Cap Value Opportunities

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,133.70	$6.37	$1,018.90	$6.02	1.20%
Class C	1,000.00	1,130.30	9.90	1,015.60	9.37	1.87
Class I	1,000.00	1,136.20	4.46	1,020.70	4.22	0.84
Class I2	1,000.00	1,136.00	3.98	1,021.10	3.77	0.75
Class I3	1,000.00	1,137.20	3.99	1,021.10	3.77	0.75
Class R	1,000.00	1,134.60	6.58	1,018.70	6.22	1.24
Class R4	1,000.00	1,135.80	4.78	1,020.40	4.52	0.90
Class R6	1,000.00	1,136.60	3.98	1,021.10	3.77	0.75

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	95.6%
Repurchase Agreement	3.2
Other Investment Company	0.6
Net Other Assets (Liabilities)	0.6
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	116,400	$ 32,234,652
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	94,200	6,688,200
Banks - 1.4%
First Citizens BancShares, Inc., Class A	10,945	18,461,588
Building Products - 0.5%
Builders FirstSource, Inc. (A)	35,800	6,544,956
Chemicals - 2.2%
Mosaic Co.	775,700	24,349,223
Olin Corp.	92,000	4,809,760
		29,158,983
Consumer Finance - 1.2%
Ally Financial, Inc.	415,892	15,949,458
Consumer Staples Distribution & Retail - 5.0%
Dollar General Corp.	48,800	6,792,472
Dollar Tree, Inc. (A)	138,500	16,377,625
US Foods Holding Corp. (A)	356,000	17,889,000
Walgreens Boots Alliance, Inc.	1,336,800	23,701,464
		64,760,561
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	765,000	19,775,250
Distributors - 1.4%
LKQ Corp.	434,697	18,748,482
Diversified Telecommunication Services - 1.8%
GCI Liberty, Inc. (A)(B)(C)(D)	293,004	0
Liberty Global Ltd., Class A (A)	1,487,626	23,645,815
		23,645,815
Electric Utilities - 6.5%
Evergy, Inc.	670,500	35,167,725
Exelon Corp.	348,500	13,096,630
OGE Energy Corp.	1,027,042	35,587,005
		83,851,360
Electronic Equipment, Instruments & Components - 3.6%
Flex Ltd. (A)	334,100	9,571,965
TD SYNNEX Corp.	129,800	15,295,632
Vontier Corp.	544,038	22,104,264
		46,971,861
Energy Equipment & Services - 0.8%
Noble Corp. PLC	224,600	9,967,748
Entertainment - 1.3%
Warner Bros Discovery, Inc. (A)	2,221,900	16,353,184
Financial Services - 4.8%
Corpay, Inc. (A)	82,200	24,835,908
Fidelity National Information Services, Inc.	233,600	15,866,112
Global Payments, Inc.	174,000	21,361,980
		62,064,000
	Shares	Value
COMMON STOCKS (continued)
Food Products - 5.2%
Archer-Daniels-Midland Co.	391,300	$ 22,953,658
Post Holdings, Inc. (A)	215,700	22,896,555
Tyson Foods, Inc., Class A	368,000	22,319,200
		68,169,413
Gas Utilities - 1.3%
National Fuel Gas Co.	305,600	16,227,360
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	162,200	6,548,014
Koninklijke Philips NV (A)(E)	727,066	19,303,602
		25,851,616
Health Care Providers & Services - 3.8%
Centene Corp. (A)	346,100	25,286,066
Laboratory Corp. of America Holdings	118,438	23,849,860
		49,135,926
Insurance - 6.9%
Arch Capital Group Ltd. (A)	175,039	16,373,148
Fidelity National Financial, Inc.	429,422	21,256,389
Markel Group, Inc. (A)	17,870	26,061,608
Old Republic International Corp.	219,100	6,542,326
Willis Towers Watson PLC	76,000	19,086,640
		89,320,111
Interactive Media & Services - 2.5%
IAC, Inc. (A)	480,365	22,846,160
Match Group, Inc. (A)	314,900	9,705,218
		32,551,378
Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc., Class A (A)	117,503	31,696,434
Machinery - 1.3%
Allison Transmission Holdings, Inc.	88,800	6,531,240
CNH Industrial NV (A)	954,468	10,880,935
		17,412,175
Media - 7.7%
Altice USA, Inc., Class A (A)	2,309,290	4,456,930
EchoStar Corp., Class A (A)	390,432	6,243,008
Fox Corp., Class A	559,400	17,346,994
Liberty Broadband Corp., Class C (A)	623,370	31,000,190
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	1,033,740	24,871,784
News Corp., Class A	685,600	16,317,280
		100,236,186
Multi-Utilities - 8.5%
CenterPoint Energy, Inc.	750,102	21,857,972
Dominion Energy, Inc.	1,025,500	52,279,990
NiSource, Inc.	1,284,800	35,794,528
		109,932,490
Office REITs - 0.9%
JBG SMITH Properties, REIT	802,062	12,038,951
Oil, Gas & Consumable Fuels - 5.7%
EQT Corp.	159,700	6,402,373
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	255,288	$ 13,849,374
Kinder Morgan, Inc.	1,568,502	28,672,217
Williams Cos., Inc.	671,400	25,754,904
		74,678,868
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	87,200	6,382,168
Pharmaceuticals - 6.7%
Jazz Pharmaceuticals PLC (A)	211,200	23,390,400
Organon & Co.	767,300	14,279,453
Perrigo Co. PLC	988,500	32,284,410
Viatris, Inc.	1,452,200	16,801,954
		86,756,217
Professional Services - 1.9%
Clarivate PLC (A)(E)	2,190,500	14,807,780
Jacobs Solutions, Inc.	70,700	10,147,571
		24,955,351
Specialized REITs - 1.8%
Crown Castle, Inc.	68,500	6,423,930
Gaming & Leisure Properties, Inc.	390,675	16,693,543
		23,117,473
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	83,300	6,079,234
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	738,900	12,561,300
Total Common Stocks (Cost $1,144,138,053)		1,242,278,749
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	7,984,765	$ 7,984,765
Total Other Investment Company (Cost $7,984,765)		7,984,765

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $41,194,269 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $42,015,425.	$ 41,191,408	41,191,408
Total Repurchase Agreement (Cost $41,191,408)		41,191,408
Total Investments (Cost $1,193,314,226)		1,291,454,922
Net Other Assets (Liabilities) - 0.6%		8,302,935
Net Assets - 100.0%		$ 1,299,757,857
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$1,242,278,749	$—	$0	$1,242,278,749
Other Investment Company	7,984,765	—	—	7,984,765
Repurchase Agreement	—	41,191,408	—	41,191,408
Total Investments	$1,250,263,514	$41,191,408	$0	$1,291,454,922
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $33,545,461, collateralized by cash collateral of $7,984,765 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,565,765. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2024.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,152,122,818) (including securities loaned of $33,545,461)	$1,250,263,514
Repurchase agreement, at value (cost $41,191,408)	41,191,408
Receivables and other assets:
Investments sold	18,316,324
Net income from securities lending	5,571
Shares of beneficial interest sold	1,339,559
Dividends	916,184
Interest	2,860
Prepaid expenses	33,287
Total assets	1,312,068,707
Liabilities:
Cash collateral received upon return of:
Securities on loan	7,984,765
Payables and other liabilities:
Investments purchased	1,994,021
Shares of beneficial interest redeemed	1,247,554
Investment management fees	853,429
Distribution and service fees	55,763
Transfer agent fees	85,964
Trustee and CCO fees	4,576
Audit and tax fees	20,702
Custody fees	29,940
Legal fees	3,266
Printing and shareholder reports fees	14,399
Other accrued expenses	16,471
Total liabilities	12,310,850
Net assets	$1,299,757,857
Net assets consist of:
Paid-in capital	$1,104,568,417
Total distributable earnings (accumulated losses)	195,189,440
Net assets	$1,299,757,857
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$25,684,678
Class C	13,939,717
Class I	764,464,611
Class I2	113,075,709
Class I3	83,843,020
Class R	52,025,826
Class R4	55,497,985
Class R6	191,226,311
Shares outstanding (unlimited shares, no par value):
Class A	2,335,526
Class C	1,306,212
Class I	69,122,458
Class I2	10,214,791
Class I3	7,521,366
Class R	4,659,379
Class R4	4,956,877
Class R6	17,084,088
Net asset value per share: (A)
Class A	$11.00
Class C	10.67
Class I	11.06
Class I2	11.07
Class I3	11.15
Class R	11.17
Class R4	11.20
Class R6	11.19
Maximum offering price per share: (B)
Class A	$11.64

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$13,112,172
Interest income	920,800
Net income from securities lending	40,489
Total investment income	14,073,461
Expenses:
Investment management fees	4,772,852
Distribution and service fees:
Class A	31,282
Class C	74,094
Class R	130,180
Class R4	68,981
Transfer agent fees:
Class A	26,483
Class C	9,823
Class I	399,905
Class I2	6,604
Class I3	3,216
Class R	468
Class R4	2,070
Class R6	7,197
Trustee and CCO fees	27,285
Audit and tax fees	21,597
Custody fees	45,197
Legal fees	41,068
Printing and shareholder reports fees	43,417
Registration fees	64,519
Other	34,734
Total expenses before waiver and/or reimbursement and recapture	5,810,972
Expenses waived and/or reimbursed:
Class A	(701)
Class R4	(26,671)
Recapture of previously waived and/or reimbursed fees:
Class A	703
Class R4	225
Net expenses	5,784,528
Net investment income (loss)	8,288,933
Net realized gain (loss) on:
Investments	92,620,738
Net change in unrealized appreciation (depreciation) on:
Investments	72,358,600
Net realized and change in unrealized gain (loss)	164,979,338
Net increase (decrease) in net assets resulting from operations	$173,268,271
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$8,288,933	$15,167,763
Net realized gain (loss)	92,620,738	65,640,352
Net change in unrealized appreciation (depreciation)	72,358,600	(93,969,688)
Net increase (decrease) in net assets resulting from operations	173,268,271	(13,161,573)
Dividends and/or distributions to shareholders:
Class A	(1,085,385)	(1,760,344)
Class C	(600,028)	(983,363)
Class I	(37,014,639)	(44,744,411)
Class I2	(9,348,810)	(11,306,005)
Class I3	(4,153,170)	(6,357,076)
Class R	(2,274,700)	(3,180,805)
Class R4	(2,571,294)	(5,167,713)
Class R6	(8,954,929)	(14,198,276)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(66,002,955)	(87,697,993)
Capital share transactions:
Proceeds from shares sold:
Class A	2,909,332	6,417,604
Class C	1,122,823	2,978,324
Class I	97,820,408	335,765,478
Class I2	129,021	50,700,978
Class I3	1,797,266	3,355,777
Class R	1,562,757	1,317,042
Class R4	1,746,255	4,417,110
Class R6	11,778,388	30,701,739
	118,866,250	435,654,052
Dividends and/or distributions reinvested:
Class A	962,931	1,572,518
Class C	551,116	912,074
Class I	33,957,221	40,909,433
Class I2	9,093,999	10,968,664
Class I3	4,153,170	6,357,076
Class R	2,274,700	3,180,805
Class R4	2,571,294	5,167,713
Class R6	8,876,172	14,183,252
	62,440,603	83,251,535
Cost of shares redeemed:
Class A	(5,403,764)	(11,487,272)
Class C	(1,538,289)	(3,286,090)
Class I	(140,192,091)	(343,005,938)
Class I2	(88,941,876)	(41,864,766)
Class I3	(8,924,176)	(21,974,283)
Class R	(3,835,531)	(5,600,467)
Class R4	(3,297,126)	(36,989,348)
Class R6	(45,854,141)	(43,962,918)
	(297,986,994)	(508,171,082)
Automatic conversions:
Class A	1,315,542	2,042,980
Class C	(1,315,542)	(2,042,980)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(116,680,141)	10,734,505
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	174 (A)	—
Class C	252 (A)	—
Class R	166 (A)	—
	592	—
Net increase (decrease) in net assets	(9,414,233)	(90,125,061)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Net assets:
Beginning of period/year	$1,309,172,090	$1,399,297,151
End of period/year	$1,299,757,857	$1,309,172,090
Capital share transactions - shares:
Shares issued:
Class A	265,144	599,836
Class C	105,628	286,835
Class I	8,919,477	31,191,172
Class I2	11,626	4,655,579
Class I3	162,605	308,414
Class R	140,934	122,056
Class R4	156,482	403,250
Class R6	1,047,232	2,842,829
	10,809,128	40,409,971
Shares reinvested:
Class A	90,078	153,119
Class C	52,992	91,116
Class I	3,161,752	3,964,092
Class I2	845,953	1,062,855
Class I3	383,842	611,846
Class R	209,457	305,260
Class R4	236,550	494,992
Class R6	817,327	1,359,852
	5,797,951	8,043,132
Shares redeemed:
Class A	(497,842)	(1,088,911)
Class C	(144,493)	(319,553)
Class I	(12,797,841)	(31,893,718)
Class I2	(8,064,922)	(3,837,421)
Class I3	(806,778)	(2,045,507)
Class R	(345,541)	(519,666)
Class R4	(296,808)	(3,474,676)
Class R6	(4,178,961)	(4,038,292)
	(27,133,186)	(47,217,744)
Automatic conversions:
Class A	119,475	190,912
Class C	(123,063)	(196,300)
	(3,588)	(5,388)
Net increase (decrease) in shares outstanding:
Class A	(23,145)	(145,044)
Class C	(108,936)	(137,902)
Class I	(716,612)	3,261,546
Class I2	(7,207,343)	1,881,013
Class I3	(260,331)	(1,125,247)
Class R	4,850	(92,350)
Class R4	96,224	(2,576,434)
Class R6	(2,314,402)	164,389
	(10,529,695)	1,229,971

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.15	$10.95	$14.72	$10.05	$11.63	$11.53
Investment operations:
Net investment income (loss) (A)	0.05	0.08	0.04	0.01	0.09	0.11
Net realized and unrealized gain (loss)	1.29	(0.20)	(0.52)	4.73	(1.29)	0.83
Total investment operations	1.34	(0.12)	(0.48)	4.74	(1.20)	0.94
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.08)	(0.02)	(0.07)	(0.04)	(0.11)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.49)	(0.68)	(3.29)	(0.07)	(0.38)	(0.84)
Net asset value, end of period/year	$11.00	$10.15	$10.95	$14.72	$10.05	$11.63
Total return (E)	13.37%(C)(F)	(1.14)%	(4.39)%(D)	47.42%	(10.80)%	9.64%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,685	$23,931	$27,425	$27,613	$14,788	$22,143
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.20%(G)	1.21%	1.19%	1.19%	1.31%	1.33%
Including waiver and/or reimbursement and recapture	1.20%(G)(H)	1.20%	1.20%	1.20%	1.20%	1.11%
Net investment income (loss) to average net assets	0.85%(G)	0.77%	0.38%	0.06%	0.86%	1.01%
Portfolio turnover rate	24%(F)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.83	$10.64	$14.45	$9.87	$11.48	$11.35
Investment operations:
Net investment income (loss) (A)	0.01	0.01	(0.03)	(0.07)	0.02	(0.00)(B)
Net realized and unrealized gain (loss)	1.26	(0.21)	(0.51)	4.65	(1.28)	0.88
Total investment operations	1.27	(0.20)	(0.54)	4.58	(1.26)	0.88
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.01)	—	—	(0.01)	(0.02)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.43)	(0.61)	(3.27)	—	(0.35)	(0.75)
Net asset value, end of period/year	$10.67	$9.83	$10.64	$14.45	$9.87	$11.48
Total return (E)	13.03%(C)(F)	(1.93)%	(4.93)%(D)	46.40%	(11.43)%	9.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,940	$13,916	$16,522	$17,471	$13,167	$19,808
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.87%(G)	1.88%	1.86%	1.85%	1.91%	1.89%
Including waiver and/or reimbursement and recapture	1.87%(G)	1.88%(H)	1.86%	1.85%	1.91%	1.86%
Net investment income (loss) to average net assets	0.18%(G)	0.09%	(0.28)%	(0.53)%	0.16%	(0.04)%
Portfolio turnover rate	24%(F)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.22	$11.03	$14.80	$10.11	$11.73	$11.60
Investment operations:
Net investment income (loss) (A)	0.07	0.12	0.09	0.07	0.12	0.11
Net realized and unrealized gain (loss)	1.31	(0.21)	(0.52)	4.73	(1.28)	0.89
Total investment operations	1.38	(0.09)	(0.43)	4.80	(1.16)	1.00
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.12)	(0.07)	(0.11)	(0.12)	(0.14)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.54)	(0.72)	(3.34)	(0.11)	(0.46)	(0.87)
Net asset value, end of period/year	$11.06	$10.22	$11.03	$14.80	$10.11	$11.73
Total return	13.62%(D)	(0.86)%	(3.91)%(B)	47.90%	(10.48)%	9.99%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$764,464	$713,923	$734,476	$656,368	$475,103	$512,150
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%(E)	0.85%	0.84%	0.83%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.84%(E)	0.85%	0.84%	0.83%	0.85%	0.84%
Net investment income (loss) to average net assets	1.21%(E)	1.11%	0.74%	0.48%	1.16%	0.94%
Portfolio turnover rate	24%(D)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.24	$11.05	$14.83	$10.12	$11.74	$11.62
Investment operations:
Net investment income (loss) (A)	0.08	0.13	0.10	0.09	0.13	0.12
Net realized and unrealized gain (loss)	1.30	(0.21)	(0.53)	4.74	(1.28)	0.88
Total investment operations	1.38	(0.08)	(0.43)	4.83	(1.15)	1.00
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)	(0.15)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)	(0.88)
Net asset value, end of period/year	$11.07	$10.24	$11.05	$14.83	$10.12	$11.74
Total return	13.60%(B)	(0.76)%	(3.84)%	47.93%	(10.31)%	10.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$113,076	$178,371	$171,713	$219,525	$293,440	$277,692
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%(D)
Net investment income (loss) to average net assets	1.37%(C)	1.18%	0.83%	0.68%	1.21%	1.09%
Portfolio turnover rate	24%(B)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.30	$11.12	$14.89	$10.17	$11.80	$11.67
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.10	0.08	0.13	0.12
Net realized and unrealized gain (loss)	1.33	(0.22)	(0.52)	4.76	(1.29)	0.90
Total investment operations	1.40	(0.09)	(0.42)	4.84	(1.16)	1.02
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)	(0.16)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)	(0.89)
Net asset value, end of period/year	$11.15	$10.30	$11.12	$14.89	$10.17	$11.80
Total return	13.72%(B)	(0.85)%	(3.81)%	48.03%	(10.43)%	10.10%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,843	$80,186	$99,003	$128,122	$114,102	$212,674
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%(D)
Net investment income (loss) to average net assets	1.31%(C)	1.22%	0.83%	0.60%	1.28%	1.09%
Portfolio turnover rate	24%(B)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.29	$11.10	$14.86	$10.15	$11.77	$11.63
Investment operations:
Net investment income (loss) (A)	0.04	0.08	0.04	0.01	0.08	0.07
Net realized and unrealized gain (loss)	1.33	(0.22)	(0.53)	4.77	(1.29)	0.88
Total investment operations	1.37	(0.14)	(0.49)	4.78	(1.21)	0.95
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.06)	(0.07)	(0.00)(B)	(0.07)	(0.07)	(0.08)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.49)	(0.67)	(3.27)	(0.07)	(0.41)	(0.81)
Net asset value, end of period/year	$11.17	$10.29	$11.10	$14.86	$10.15	$11.77
Total return	13.46%(C)(E)	(1.31)%	(4.34)%(D)	47.20%	(10.77)%	9.45%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$52,026	$47,918	$52,688	$58,856	$46,194	$62,961
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.24%(F)	1.24%	1.24%	1.23%	1.25%	1.25%
Including waiver and/or reimbursement and recapture	1.24%(F)	1.25%	1.25%	1.25%	1.25%(G)	1.25%(G)
Net investment income (loss) to average net assets	0.80%(F)	0.71%	0.33%	0.07%	0.79%	0.60%
Portfolio turnover rate	24%(E)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.34	$11.15	$14.92	$10.19	$11.79	$11.66
Investment operations:
Net investment income (loss) (A)	0.06	0.12	0.08	0.06	0.12	0.12
Net realized and unrealized gain (loss)	1.33	(0.22)	(0.53)	4.77	(1.30)	0.87
Total investment operations	1.39	(0.10)	(0.45)	4.83	(1.18)	0.99
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.10)	(0.11)	(0.05)	(0.10)	(0.08)	(0.13)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.53)	(0.71)	(3.32)	(0.10)	(0.42)	(0.86)
Net asset value, end of period/year	$11.20	$10.34	$11.15	$14.92	$10.19	$11.79
Total return	13.58% (B)	(0.95)%	(3.99)%	47.83%	(10.55)%	9.83%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$55,498	$50,254	$82,892	$116,919	$83,065	$101,137
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	0.99%	1.00%	1.00%
Including waiver and/or reimbursement and recapture	0.90%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	1.14%(C)	1.12%	0.67%	0.40%	1.13%	1.06%
Portfolio turnover rate	24%(B)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$10.34	$11.16	$14.94	$10.19	$11.83	$11.70
Investment operations:
Net investment income (loss) (A)	0.07	0.13	0.10	0.08	0.13	0.12
Net realized and unrealized gain (loss)	1.33	(0.22)	(0.53)	4.79	(1.30)	0.90
Total investment operations	1.40	(0.09)	(0.43)	4.87	(1.17)	1.02
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.13)	(0.08)	(0.12)	(0.13)	(0.16)
Net realized gains	(0.43)	(0.60)	(3.27)	—	(0.34)	(0.73)
Total dividends and/or distributions to shareholders	(0.55)	(0.73)	(3.35)	(0.12)	(0.47)	(0.89)
Net asset value, end of period/year	$11.19	$10.34	$11.16	$14.94	$10.19	$11.83
Total return	13.66%(B)	(0.84)%	(3.86)%	48.09%	(10.40)%	10.06%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$191,226	$200,673	$214,578	$190,702	$209,734	$222,061
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%
Including waiver and/or reimbursement and recapture	0.75%(C)	0.75%	0.75%	0.74%	0.75%	0.75%(D)
Net investment income (loss) to average net assets	1.30%(C)	1.20%	0.82%	0.62%	1.27%	1.08%
Portfolio turnover rate	24%(B)	44%	54%	54%	82%	77%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $17,903.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
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Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage
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Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
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Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$7,984,765	$—	$—	$—	$7,984,765
Total Borrowings	$7,984,765	$—	$—	$—	$7,984,765
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Medium capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is
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Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$289,066,147	22.24%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $750 million	0.7000%
Over $750 million up to $1.5 billion	0.6950
Over $1.5 billion up to $2 billion	0.6850
Over $2 billion	0.6775
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.20%	March 1, 2025
Class C	1.91	March 1, 2025
Class I, Class R4	0.90	March 1, 2025
Class I2, Class I3, Class R6	0.80	March 1, 2025
Class R	1.25	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably
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Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$307	$4,695	$701	$5,703
Class R4	51,219	104,004	66,017	26,671	247,911

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A, Class C and Class R of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$19,441	$13
Class C	—	632
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
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Semi-Annual Report 2024

Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A, C and R of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$448,239	$83,369
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$316,227,870	$—	$480,234,097	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,193,314,226	$193,087,525	$(94,946,829)	$98,140,696
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
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Transamerica Mid Cap Value Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA MCV OPS 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Multi-Asset Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Multi-Asset Income

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,119.60	$5.22	$1,019.90	$4.97	0.99%
Class C	1,000.00	1,116.20	8.94	1,016.40	8.52	1.70
Class I	1,000.00	1,121.90	3.80	1,021.30	3.62	0.72
Class I2	1,000.00	1,122.10	3.32	1,021.70	3.17	0.63

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	52.5%
Corporate Debt Securities	41.1
Preferred Stocks	4.3
Other Investment Company	2.9
Repurchase Agreement	0.9
Net Other Assets (Liabilities)	(1.7)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 52.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	13,500	$ 6,276,555
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	72,000	10,618,560
Automobiles - 1.3%
Ford Motor Co.	450,000	5,467,500
General Motors Co.	75,000	3,339,750
		8,807,250
Banks - 1.2%
JPMorgan Chase & Co.	40,000	7,669,600
Beverages - 1.1%
PepsiCo, Inc.	40,000	7,036,400
Biotechnology - 2.9%
AbbVie, Inc.	60,000	9,758,400
Amgen, Inc.	20,000	5,478,800
Gilead Sciences, Inc.	62,500	4,075,000
		19,312,200
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	22,500	9,600,975
Morgan Stanley	96,872	8,799,852
		18,400,827
Consumer Staples Distribution & Retail - 1.0%
Target Corp.	40,000	6,439,200
Electric Utilities - 1.2%
Duke Energy Corp.	82,500	8,106,450
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	30,000	8,191,200
Household Products - 0.9%
Procter & Gamble Co.	35,000	5,712,000
Insurance - 2.9%
American International Group, Inc.	70,000	5,271,700
MetLife, Inc.	115,000	8,174,200
Prudential Financial, Inc.	50,000	5,524,000
		18,969,900
Interactive Media & Services - 5.1%
Alphabet, Inc., Class C (A)	157,500	25,930,800
Meta Platforms, Inc., Class A	17,500	7,527,975
		33,458,775
IT Services - 2.3%
Accenture PLC, Class A	11,500	3,460,465
International Business Machines Corp.	71,000	11,800,200
		15,260,665
Multi-Utilities - 0.2%
Dominion Energy, Inc.	25,000	1,274,500
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	55,000	8,869,850
Devon Energy Corp.	40,000	2,047,200
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	12,500	$ 2,514,125
Exxon Mobil Corp.	75,000	8,870,250
ONEOK, Inc.	40,000	3,164,800
Williams Cos., Inc.	75,000	2,877,000
		28,343,225
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	135,000	5,931,900
Johnson & Johnson	75,000	10,844,250
Merck & Co., Inc.	125,000	16,152,500
Pfizer, Inc.	69,180	1,772,392
		34,701,042
Residential REITs - 1.1%
AvalonBay Communities, Inc., REIT	37,500	7,108,875
Retail REITs - 0.8%
Realty Income Corp., REIT	100,000	5,354,000
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	9,000	11,702,430
NVIDIA Corp.	3,000	2,592,060
QUALCOMM, Inc.	21,000	3,482,850
Texas Instruments, Inc.	25,000	4,410,500
		22,187,840
Software - 4.1%
Microsoft Corp.	53,250	20,731,823
Oracle Corp.	55,000	6,256,250
		26,988,073
Specialized REITs - 1.6%
Equinix, Inc., REIT	10,800	7,679,988
Public Storage	10,000	2,594,500
		10,274,488
Specialty Retail - 1.8%
Best Buy Co., Inc.	75,000	5,523,000
Lowe's Cos., Inc.	27,475	6,264,025
		11,787,025
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	102,500	17,458,825
Tobacco - 0.9%
Philip Morris International, Inc.	65,000	6,171,100
Total Common Stocks (Cost $272,338,547)		345,908,575

	Principal	Value
CORPORATE DEBT SECURITIES - 41.1%
Aerospace & Defense - 0.3%
Rolls-Royce PLC
5.75%, 10/15/2027 (B)	$ 2,050,000	2,030,319
Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,199,089
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components - 1.8%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (B)	$ 1,575,000	$ 1,573,150
8.50%, 05/15/2027 (B)	1,250,000	1,248,276
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	5,200,000	5,278,000
Dana, Inc.
5.38%, 11/15/2027 (C)	1,300,000	1,260,624
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (C)	1,000,000	907,253
7.00%, 03/15/2028	876,000	883,936
Titan International, Inc.
7.00%, 04/30/2028	720,000	700,093
		11,851,332
Automobiles - 0.3%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (B)	1,750,000	1,695,261
Winnebago Industries, Inc.
6.25%, 07/15/2028 (B)	525,000	513,731
		2,208,992
Banks - 0.4%
Associated Banc-Corp.
4.25%, 01/15/2025	1,874,000	1,840,905
Citigroup, Inc.
Fixed until 11/15/2028 (D), 7.63% (E)	1,000,000	1,032,010
		2,872,915
Broadline Retail - 0.3%
Dillard's, Inc.
7.00%, 12/01/2028	230,000	233,191
7.75%, 07/15/2026	1,150,000	1,180,130
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (B)	900,000	867,864
		2,281,185
Building Products - 0.6%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (B)	1,150,000	1,090,218
Builders FirstSource, Inc.
5.00%, 03/01/2030 (B)	2,000,000	1,873,004
Patrick Industries, Inc.
4.75%, 05/01/2029 (B)	1,000,000	907,056
		3,870,278
Capital Markets - 3.3%
AG Issuer LLC
6.25%, 03/01/2028 (B)	1,000,000	967,894
Ares Capital Corp.
7.00%, 01/15/2027	4,275,000	4,350,780
Blackstone Private Credit Fund
7.05%, 09/29/2025	5,315,000	5,364,819
FS KKR Capital Corp.
7.88%, 01/15/2029	1,550,000	1,594,820
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	2,000,000	1,834,232
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
MidCap Financial Investment Corp.
5.25%, 03/03/2025	$ 1,500,000	$ 1,466,343
StoneX Group, Inc.
7.88%, 03/01/2031 (B)	2,300,000	2,329,001
8.63%, 06/15/2025 (B)	3,950,000	3,959,117
		21,867,006
Chemicals - 0.3%
Chemours Co.
5.75%, 11/15/2028 (B)	2,495,000	2,288,880
Commercial Services & Supplies - 2.3%
Cimpress PLC
7.00%, 06/15/2026	1,500,000	1,488,390
CoreCivic, Inc.
8.25%, 04/15/2029	1,750,000	1,811,945
Enpro, Inc.
5.75%, 10/15/2026	3,594,000	3,550,333
Garda World Security Corp.
9.50%, 11/01/2027 (B)	250,000	249,351
GEO Group, Inc.
8.63%, 04/15/2029 (B)	3,700,000	3,752,854
Upbound Group, Inc.
6.38%, 02/15/2029 (B)(C)	3,675,000	3,527,926
Williams Scotsman, Inc.
4.63%, 08/15/2028 (B)	805,000	743,065
		15,123,864
Construction & Engineering - 2.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/2027 (B)	1,300,000	1,250,020
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (B)	362,000	356,752
Forestar Group, Inc.
5.00%, 03/01/2028 (B)	5,000,000	4,735,725
Installed Building Products, Inc.
5.75%, 02/01/2028 (B)	4,801,000	4,651,243
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,116,982
		13,110,722
Construction Materials - 1.6%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (B)	4,850,000	4,893,194
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (B)	3,765,000	3,536,732
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/2027 (B)	2,208,000	2,199,823
7.25%, 01/15/2031 (B)	150,000	154,139
		10,783,888
Consumer Finance - 1.3%
Enova International, Inc.
8.50%, 09/15/2025 (B)	1,800,000	1,795,290
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Navient Corp.
5.50%, 03/15/2029	$ 1,200,000	$ 1,075,056
PRA Group, Inc.
5.00%, 10/01/2029 (B)	1,300,000	1,075,384
7.38%, 09/01/2025 (B)	2,000,000	1,990,683
World Acceptance Corp.
7.00%, 11/01/2026 (B)	2,475,000	2,300,347
		8,236,760
Consumer Staples Distribution & Retail - 0.9%
Arko Corp.
5.13%, 11/15/2029 (B)	675,000	546,996
United Natural Foods, Inc.
6.75%, 10/15/2028 (B)(C)	4,125,000	3,166,232
US Foods, Inc.
6.88%, 09/15/2028 (B)	2,300,000	2,319,447
		6,032,675
Distributors - 0.7%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (B)	4,775,000	4,798,292
Diversified Consumer Services - 0.4%
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,571,778
Diversified REITs - 0.4%
Rithm Capital Corp.
6.25%, 10/15/2025 (B)	561,000	556,003
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 04/15/2028 (B)	2,500,000	2,192,575
		2,748,578
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B)(C)	2,500,000	1,631,515
Electric Utilities - 0.8%
Drax Finco PLC
6.63%, 11/01/2025 (B)	1,871,000	1,871,000
Talen Energy Supply LLC
8.63%, 06/01/2030 (B)	2,250,000	2,380,193
TransAlta Corp.
7.75%, 11/15/2029	864,000	885,777
		5,136,970
Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.25%, 06/15/2028 (B)	1,000,000	1,015,744
Energy Equipment & Services - 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (B)	1,500,000	1,469,612
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 2.5%
Ally Financial, Inc.
Fixed until 05/15/2028 (D), 4.70% (E)	$ 2,250,000	$ 1,741,850
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B)	2,500,000	2,405,686
9.25%, 07/01/2031 (B)	4,750,000	4,953,200
Coinbase Global, Inc.
3.63%, 10/01/2031 (B)	1,250,000	974,904
Credit Acceptance Corp.
6.63%, 03/15/2026 (C)	3,750,000	3,738,505
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.14% (E) , 12/21/2065 (B)	900,000	710,414
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (B)	2,500,000	2,251,440
		16,775,999
Food Products - 0.8%
B&G Foods, Inc.
5.25%, 09/15/2027 (C)	208,000	192,175
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (B)	1,500,000	1,388,015
Post Holdings, Inc.
5.50%, 12/15/2029 (B)	4,000,000	3,794,475
		5,374,665
Ground Transportation - 0.3%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (B)	250,000	239,968
9.75%, 08/01/2027 (B)	1,750,000	1,808,067
		2,048,035
Health Care Providers & Services - 0.4%
AdaptHealth LLC
5.13%, 03/01/2030 (B)	3,000,000	2,545,054
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	949,682
Hotels, Restaurants & Leisure - 5.3%
Carnival Corp.
5.75%, 03/01/2027 (B)	1,700,000	1,665,086
10.50%, 06/01/2030 (B)	3,227,000	3,509,156
Cinemark USA, Inc.
5.88%, 03/15/2026 (B)	2,700,000	2,666,529
Light & Wonder International, Inc.
7.00%, 05/15/2028 (B)	2,504,000	2,515,323
7.50%, 09/01/2031 (B)	4,500,000	4,589,465
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (B)	1,500,000	1,413,729
6.50%, 05/15/2027 (B)	2,388,000	2,391,627
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	4,950,000	4,565,525
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
5.88%, 03/15/2026 (B)	$ 1,800,000	$ 1,765,684
8.13%, 01/15/2029 (B)	1,800,000	1,874,421
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (B)	1,000,000	1,000,000
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,471,591
VOC Escrow Ltd.
5.00%, 02/15/2028 (B)	3,366,000	3,209,971
		34,638,107
Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,092,532
Insurance - 0.5%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (E), 02/17/2051 (B)	1,500,000	1,511,250
SBL Holdings, Inc.
Fixed until 11/13/2026 (B)(D), 6.50% (E)	2,500,000	1,970,267
		3,481,517
Internet & Catalog Retail - 0.4%
TripAdvisor, Inc.
7.00%, 07/15/2025 (B)	2,303,000	2,313,969
IT Services - 0.6%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,903,959
Unisys Corp.
6.88%, 11/01/2027 (B)	2,000,000	1,725,120
		3,629,079
Leisure Products - 0.2%
Vista Outdoor, Inc.
4.50%, 03/15/2029 (B)	1,520,000	1,500,963
Machinery - 0.5%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (B)(C)	750,000	483,079
Regal Rexnord Corp.
6.30%, 02/15/2030 (B)	2,549,000	2,559,426
		3,042,505
Media - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (B)	2,000,000	1,625,076
Nexstar Media, Inc.
4.75%, 11/01/2028 (B)	2,986,000	2,650,383
		4,275,459
Metals & Mining - 1.2%
ATI, Inc.
5.88%, 12/01/2027	4,002,000	3,920,645
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	254,710
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (B)	$ 3,797,000	$ 3,652,110
		7,827,465
Mortgage Real Estate Investment Trusts - 0.5%
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (B)	3,500,000	3,242,814
Oil, Gas & Consumable Fuels - 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/2025 (B)	1,310,000	1,314,757
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,757,959
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	1,000,000	958,489
Murphy Oil Corp.
6.38%, 07/15/2028	1,230,000	1,228,800
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (B)	2,000,000	2,029,622
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,049,565
Permian Resources Operating LLC
5.88%, 07/01/2029 (B)	2,250,000	2,186,829
9.88%, 07/15/2031 (B)	1,750,000	1,935,420
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,162,046
7.00%, 09/15/2028 (B)	1,850,000	1,876,453
Valero Energy Corp.
8.75%, 06/15/2030	300,000	343,738
		16,843,678
Passenger Airlines - 0.9%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (B)	1,950,000	1,953,762
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (B)(C)	4,940,000	3,857,704
		5,811,466
Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (B)	3,000,000	2,894,294
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (B)	1,100,000	704,237
Software - 0.7%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (B)	600,000	596,998
Concentrix Corp.
6.60%, 08/02/2028	3,990,000	3,978,078
		4,575,076
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.4%
Iron Mountain, Inc.
4.88%, 09/15/2027 (B)	$ 3,050,000	$ 2,910,774
Specialty Retail - 2.0%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (B)	1,000,000	1,007,069
Academy Ltd.
6.00%, 11/15/2027 (B)	5,150,000	5,032,914
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,006,139
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (B)	3,900,000	3,602,663
Sonic Automotive, Inc.
4.63%, 11/15/2029 (B)	2,500,000	2,238,438
		12,887,223
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	472,746
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.
4.25%, 03/15/2029 (B)(C)	4,000,000	3,592,580
Tapestry, Inc.
7.70%, 11/27/2030	1,800,000	1,863,838
		5,456,418
Transportation Infrastructure - 0.4%
GN Bondco LLC
9.50%, 10/15/2031 (B)(C)	2,600,000	2,494,559
Total Corporate Debt Securities (Cost $281,268,864)		270,918,710

	Shares	Value
PREFERRED STOCKS - 4.3%
Banks - 0.2%
Dime Community Bancshares, Inc., 5.50%	89,412	1,525,369
Capital Markets - 0.2%
Morgan Stanley, Series P, 6.50% (C)	60,000	1,517,400
Commercial Services & Supplies - 0.3%
Triton International Ltd., Series E, 5.75% (C)	100,000	2,012,000
Consumer Finance - 0.5%
Synchrony Financial, Series B, Fixed until 05/15/2029 (A)(C), 8.25% (E)	142,000	3,568,460
Insurance - 1.5%
Allstate Corp., Series J, 7.38% (C)	73,000	1,947,640
Aspen Insurance Holdings Ltd., 5.63% (C)	20,000	385,200
	Shares	Value
PREFERRED STOCKS (continued)
Insurance (continued)
Athene Holding Ltd., Series A, Fixed until 06/30/2029, 6.35% (C)(E)	35,000	$ 822,850
Athene Holding Ltd., Fixed until 03/30/2029, 7.25% (A)(E)	80,000	1,992,800
Enstar Group Ltd., Series E, 7.00%	50,000	1,209,000
F&G Annuities & Life, Inc., 7.95% (C)	97,000	2,522,000
Reinsurance Group of America, Inc., Fixed until 10/15/2027, 7.13% (E)	40,000	1,047,600
		9,927,090
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp., Series E, Fixed until 10/15/2024, 6.50% (E)	49,300	1,204,399
Annaly Capital Management, Inc., Series F, 3-Month Term SOFR + 6.64%, 10.56% (E)	40,784	1,031,427
New York Mortgage Trust, Inc., Series F, Fixed until 10/15/2026, 6.88% (E)	120,000	2,358,000
Rithm Capital Corp., Series D, Fixed until 11/15/2026, 7.00% (E)	65,000	1,459,900
Two Harbors Investment Corp., Series B, Fixed until 07/27/2027, 7.63% (E)	7,243	163,692
		6,217,418
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP, Series A-1, 6.50%	39,500	574,725
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc., Series VV, 6.00% (C)	123,000	1,849,920
U.S. Cellular Corp., 5.50%	60,100	1,067,977
		2,917,897
Total Preferred Stocks (Cost $32,147,498)		28,260,359
OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	18,957,891	18,957,891
Total Other Investment Company (Cost $18,957,891)		18,957,891
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp.,
2.50% (F), dated 04/30/2024, to be
repurchased at $6,186,321 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$6,309,801.
$ 6,185,891	$ 6,185,891
Total Repurchase Agreement (Cost $6,185,891)	6,185,891
Total Investments (Cost $610,898,691)	670,231,426
Net Other Assets (Liabilities) - (1.7)%	(10,889,824)
Net Assets - 100.0%	$ 659,341,602
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$345,908,575	$—	$—	$345,908,575
Corporate Debt Securities	—	270,918,710	—	270,918,710
Preferred Stocks	28,260,359	—	—	28,260,359
Other Investment Company	18,957,891	—	—	18,957,891
Repurchase Agreement	—	6,185,891	—	6,185,891
Total Investments	$393,126,825	$277,104,601	$—	$670,231,426
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $192,598,141, representing 29.2% of the
Fund’s net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $21,685,366, collateralized by cash collateral of $18,957,891 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,205,405. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $604,712,800) (including securities loaned of $21,685,366)	$664,045,535
Repurchase agreement, at value (cost $6,185,891)	6,185,891
Receivables and other assets:
Investments sold	3,391,524
Net income from securities lending	29,346
Shares of beneficial interest sold	613,926
Dividends	405,201
Interest	4,560,276
Tax reclaims	2,958
Prepaid expenses	23,222
Total assets	679,257,879
Liabilities:
Cash collateral received upon return of:
Securities on loan	18,957,891
Payables and other liabilities:
Shares of beneficial interest redeemed	382,005
Investment management fees	338,966
Distribution and service fees	107,751
Transfer agent fees	61,584
Trustee and CCO fees	2,289
Audit and tax fees	26,449
Custody fees	18,469
Legal fees	2,164
Printing and shareholder reports fees	8,259
Other accrued expenses	10,450
Total liabilities	19,916,277
Net assets	$659,341,602
Net assets consist of:
Paid-in capital	$767,008,968
Total distributable earnings (accumulated losses)	(107,667,366)
Net assets	$659,341,602
Net assets by class:
Class A	$139,972,701
Class C	82,768,465
Class I	436,582,715
Class I2	17,721
Shares outstanding (unlimited shares, no par value):
Class A	10,529,824
Class C	6,249,987
Class I	32,826,395
Class I2	1,407
Net asset value per share: (A)
Class A	$13.29
Class C	13.24
Class I	13.30
Class I2	12.60 (B)
Maximum offering price per share: (C)
Class A	$14.06

(A)
Net asset value per share for Class C, I and I2 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(C)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$5,092,462
Interest income	10,033,013
Net income from securities lending	213,994
Withholding taxes on foreign income	(798)
Total investment income	15,338,671
Expenses:
Investment management fees	1,874,051
Distribution and service fees:
Class A	179,589
Class C	409,508
Transfer agent fees:
Class A	82,384
Class C	32,264
Class I	223,448
Class I2	1
Trustee and CCO fees	12,974
Audit and tax fees	24,001
Custody fees	26,964
Legal fees	20,122
Printing and shareholder reports fees	25,510
Registration fees	42,494
Other	17,629
Total expenses before waiver and/or reimbursement and recapture	2,970,939
Expenses waived and/or reimbursed:
Class I	(20,070)
Recapture of previously waived and/or reimbursed fees:
Class I	301
Net expenses	2,951,170
Net investment income (loss)	12,387,501
Net realized gain (loss) on:
Investments	430,217
Net change in unrealized appreciation (depreciation) on:
Investments	60,713,225
Translation of assets and liabilities denominated in foreign currencies	26
Net change in unrealized appreciation (depreciation)	60,713,251
Net realized and change in unrealized gain (loss)	61,143,468
Net increase (decrease) in net assets resulting from operations	$73,530,969
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$12,387,501	$27,154,330
Net realized gain (loss)	430,217	(19,028,342)
Net change in unrealized appreciation (depreciation)	60,713,251	2,453,901
Net increase (decrease) in net assets resulting from operations	73,530,969	10,579,889
Dividends and/or distributions to shareholders:
Class A	(2,898,863)	(5,841,407)
Class C	(1,366,196)	(2,716,343)
Class I	(9,182,057)	(18,972,353)
Class I2	(399)	(747)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(13,447,515)	(27,530,850)
Capital share transactions:
Proceeds from shares sold:
Class A	7,331,712	24,236,609
Class C	5,733,285	16,795,031
Class I	74,309,285	164,681,048
	87,374,282	205,712,688
Dividends and/or distributions reinvested:
Class A	2,801,984	5,634,169
Class C	1,359,041	2,701,479
Class I	9,133,621	18,886,032
Class I2	399	747
	13,295,045	27,222,427
Cost of shares redeemed:
Class A	(23,099,683)	(33,678,625)
Class C	(7,256,039)	(17,025,743)
Class I	(94,929,056)	(199,848,306)
	(125,284,778)	(250,552,674)
Automatic conversions:
Class A	1,213,507	7,234,957
Class C	(1,213,507)	(7,234,957)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(24,615,451)	(17,617,559)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	82 (A)	—
Class C	182 (A)	—
	264	—
Net increase (decrease) in net assets	35,468,267	(34,568,520)
Net assets:
Beginning of period/year	623,873,335	658,441,855
End of period/year	$659,341,602	$623,873,335
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	559,100	1,925,747
Class C	436,585	1,338,115
Class I	5,649,018	13,039,735
	6,644,703	16,303,597
Shares reinvested:
Class A	213,091	449,200
Class C	103,687	216,118
Class I	693,742	1,504,788
Class I2	32	63
	1,010,552	2,170,169
Shares redeemed:
Class A	(1,753,533)	(2,683,288)
Class C	(554,453)	(1,360,593)
Class I	(7,270,530)	(15,857,087)
	(9,578,516)	(19,900,968)
Automatic conversions:
Class A	92,815	574,588
Class C	(93,183)	(576,979)
	(368)	(2,391)
Net increase (decrease) in shares outstanding:
Class A	(888,527)	266,247
Class C	(107,364)	(383,339)
Class I	(927,770)	(1,312,564)
Class I2	32	63
	(1,923,629)	(1,429,593)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.11	$12.43	$14.24	$11.53	$11.64	$10.91
Investment operations:
Net investment income (loss) (A)	0.24	0.50	0.45	0.40	0.40	0.40
Net realized and unrealized gain (loss)	1.20	(0.31)	(1.62)	2.72	(0.09)	0.82
Total investment operations	1.44	0.19	(1.17)	3.12	0.31	1.22
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.51)	(0.46)	(0.41)	(0.41)	(0.36)
Net realized gains	—	—	(0.18)	—	(0.01)	(0.13)
Total dividends and/or distributions to shareholders	(0.26)	(0.51)	(0.64)	(0.41)	(0.42)	(0.49)
Net asset value, end of period/year	$13.29	$12.11	$12.43	$14.24	$11.53	$11.64
Total return (E)	11.96%(C)(F)	1.44%	(8.50)%(D)	27.30%	2.91%	11.72%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$139,973	$138,260	$138,668	$134,310	$36,696	$34,731
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.99%(G)	0.99%	1.01%(H)	0.98%(H)	1.03%	1.12%
Including waiver and/or reimbursement and recapture	0.99%(G)	0.99%(I)	0.99%(H)	0.98%(H)	1.03%	1.12%
Net investment income (loss) to average net assets	3.71%(G)	3.96%	3.35%	2.89%	3.54%	3.59%
Portfolio turnover rate	17%(F)	37%	44%	45%	61%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.06	$12.38	$14.17	$11.48	$11.59	$10.86
Investment operations:
Net investment income (loss) (A)	0.19	0.41	0.35	0.30	0.32	0.31
Net realized and unrealized gain (loss)	1.21	(0.32)	(1.60)	2.70	(0.09)	0.84
Total investment operations	1.40	0.09	(1.25)	3.00	0.23	1.15
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.41)	(0.36)	(0.31)	(0.33)	(0.29)
Net realized gains	—	—	(0.18)	—	(0.01)	(0.13)
Total dividends and/or distributions to shareholders	(0.22)	(0.41)	(0.54)	(0.31)	(0.34)	(0.42)
Net asset value, end of period/year	$13.24	$12.06	$12.38	$14.17	$11.48	$11.59
Total return (E)	11.62%(C)(F)	0.65%	(9.11)%(D)	26.32%	2.17%	11.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$82,768	$76,696	$83,457	$87,104	$52,109	$46,600
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.70%(G)	1.71%	1.73%(H)	1.71%(H)	1.76%	1.85%
Including waiver and/or reimbursement and recapture	1.70%(G)	1.71%(I)	1.71%(H)	1.71%(H)	1.76%	1.85%
Net investment income (loss) to average net assets	2.99%(G)	3.24%	2.64%	2.23%	2.82%	2.86%
Portfolio turnover rate	17%(F)	37%	44%	45%	61%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Does not include expenses of the underlying investments in which the Fund invests.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$12.11	$12.44	$14.25	$11.53	$11.64	$10.91
Investment operations:
Net investment income (loss) (A)	0.26	0.53	0.48	0.43	0.44	0.43
Net realized and unrealized gain (loss)	1.21	(0.32)	(1.60)	2.73	(0.10)	0.83
Total investment operations	1.47	0.21	(1.12)	3.16	0.34	1.26
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.54)	(0.51)	(0.44)	(0.44)	(0.40)
Net realized gains	—	—	(0.18)	—	(0.01)	(0.13)
Total dividends and/or distributions to shareholders	(0.28)	(0.54)	(0.69)	(0.44)	(0.45)	(0.53)
Net asset value, end of period/year	$13.30	$12.11	$12.44	$14.25	$11.53	$11.64
Total return	12.19%(D)	1.65%	(8.20)%(C)	27.66%	3.17%	12.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$436,583	$408,901	$436,301	$347,653	$170,942	$153,353
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.73%(E)	0.73%	0.75%(F)	0.74%(F)	0.78%	0.85%
Including waiver and/or reimbursement and recapture	0.72%(E)	0.72%	0.72%(F)	0.72%(F)	0.72%	0.83%
Net investment income (loss) to average net assets	3.96%(E)	4.23%	3.64%	3.20%	3.87%	3.86%
Portfolio turnover rate	17%(D)	37%	44%	45%	61%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Not annualized.
(E)	Annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$11.49	$11.83	$13.58	$11.01	$11.14	$10.47
Investment operations:
Net investment income (loss) (A)	0.25	0.52	0.47	0.43	0.42	0.41
Net realized and unrealized gain (loss)	1.15	(0.30)	(1.52)	2.58	(0.09)	0.79
Total investment operations	1.40	0.22	(1.05)	3.01	0.33	1.20
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.56)	(0.52)	(0.44)	(0.45)	(0.40)
Net realized gains	—	—	(0.18)	—	(0.01)	(0.13)
Total dividends and/or distributions to shareholders	(0.29)	(0.56)	(0.70)	(0.44)	(0.46)	(0.53)
Net asset value, end of period/year	$12.60	$11.49	$11.83	$13.58	$11.01	$11.14
Total return	12.21%(B)	1.77%	(8.15)%	27.79%	3.28%	12.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18	$16	$16	$17	$13	$13
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.63%(C)	0.63%	0.65%(D)	0.64%(D)	0.68%	0.74%
Including waiver and/or reimbursement and recapture	0.63%(C)	0.63%	0.64%(D)	0.64%(D)	0.68%	0.82%
Net investment income (loss) to average net assets	4.06%(C)	4.31%	3.71%	3.32%	3.89%	3.89%
Portfolio turnover rate	17%(B)	37%	44%	45%	61%	53%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Asset Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers four classes of shares, Class A, Class C, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $1,529.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$16,356,959	$—	$—	$—	$16,356,959
Preferred Stocks	2,600,932	—	—	—	2,600,932
Total Borrowings	$18,957,891	$—	$—	$—	$18,957,891
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$17,728	0.00% (A)

(A)	Rounds to less than 0.01%.
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.574%
Over $500 million up to $1 billion	0.570
Over $1 billion up to $1.5 billion	0.545
Over $1.5 billion up to $2 billion	0.535
Over $2 billion	0.515
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.04%	March 1, 2025
Class C	1.76	March 1, 2025
Class I	0.72	March 1, 2025
Class I2	0.68	March 1, 2025
Prior to March 1, 2024
Class A	1.09
Class C	1.81
Class I2	0.73
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class I	$32,832	$99,778	$57,563	$20,070	$210,243

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I and Class I2.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$184,047	$4,476
Class C	—	3,102
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$332,230	$59,531
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$107,722,357	$—	$134,368,657	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Asset Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$610,898,691	$89,073,027	$(29,740,292)	$59,332,735
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA MAI 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Multi-Managed Balanced
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.
Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Multi-Managed Balanced

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,146.50	$5.12	$1,020.10	$4.82	0.96%
Class C	1,000.00	1,142.10	9.16	1,016.30	8.62	1.72
Class I	1,000.00	1,147.90	3.95	1,021.20	3.72	0.74
Class R	1,000.00	1,145.40	6.29	1,019.00	5.92	1.18
Class R6	1,000.00	1,148.40	3.47	1,021.60	3.27	0.65

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	59.8%
Corporate Debt Securities	13.6
U.S. Government Agency Obligations	9.9
U.S. Government Obligations	9.5
Commercial Paper	6.8
Mortgage-Backed Securities	2.4
Asset-Backed Securities	2.3
Repurchase Agreement	1.9
Short-Term U.S. Government Obligations	1.8
Foreign Government Obligations	0.3
Other Investment Company	0.0 *
Preferred Stock	0.0 *
Net Other Assets (Liabilities) ^	(8.3)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.71
Duration †	6.05

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	21.2%
AAA	5.7
AA	0.2
A	4.6
BBB	8.9
BB	0.4
Not Rated	67.3
Net Other Assets (Liabilities) ^	(8.3)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 59.8%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	41,165	$ 2,747,764
Northrop Grumman Corp.	2,400	1,164,072
RTX Corp.	17,045	1,730,408
Textron, Inc.	33,249	2,812,533
TransDigm Group, Inc.	960	1,198,109
		9,652,886
Air Freight & Logistics - 0.6%
FedEx Corp.	9,782	2,560,732
United Parcel Service, Inc., Class B	34,074	5,025,233
		7,585,965
Automobile Components - 0.1%
Aptiv PLC (A)	15,021	1,066,491
Automobiles - 0.6%
Tesla, Inc. (A)	39,284	7,199,972
Banks - 2.2%
Bank of America Corp.	224,484	8,308,153
Citigroup, Inc.	22,066	1,353,308
Fifth Third Bancorp	85,128	3,103,767
Truist Financial Corp.	101,655	3,817,145
US Bancorp	87,872	3,570,239
Wells Fargo & Co.	99,798	5,920,017
		26,072,629
Beverages - 1.2%
Coca-Cola Co.	98,541	6,086,878
Monster Beverage Corp. (A)	36,462	1,948,894
PepsiCo, Inc.	37,465	6,590,468
		14,626,240
Biotechnology - 1.6%
AbbVie, Inc.	53,356	8,677,820
Biogen, Inc. (A)	6,082	1,306,535
BioMarin Pharmaceutical, Inc. (A)	3,930	317,387
Neurocrine Biosciences, Inc. (A)	5,179	712,320
Regeneron Pharmaceuticals, Inc. (A)	4,789	4,265,371
Sarepta Therapeutics, Inc. (A)	2,518	318,930
Vertex Pharmaceuticals, Inc. (A)	10,624	4,173,213
		19,771,576
Broadline Retail - 2.6%
Amazon.com, Inc. (A)	178,084	31,164,700
Building Products - 0.9%
Carrier Global Corp.	51,522	3,168,088
Masco Corp.	26,135	1,788,940
Trane Technologies PLC	20,197	6,409,316
		11,366,344
Capital Markets - 1.5%
Ameriprise Financial, Inc.	2,291	943,411
Blackstone, Inc.	4,972	579,785
Charles Schwab Corp.	41,819	3,092,515
CME Group, Inc.	11,189	2,345,662
Goldman Sachs Group, Inc.	10,834	4,622,976
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	28,554	$ 3,676,613
State Street Corp.	32,818	2,378,977
		17,639,939
Chemicals - 1.2%
Dow, Inc.	64,062	3,645,128
Eastman Chemical Co.	19,451	1,836,952
Linde PLC	14,780	6,517,389
LyondellBasell Industries NV, Class A	18,888	1,888,233
PPG Industries, Inc.	6,897	889,713
		14,777,415
Commercial Services & Supplies - 0.1%
Cintas Corp.	1,512	995,410
Communications Equipment - 0.1%
Motorola Solutions, Inc.	3,868	1,311,832
Consumer Finance - 0.0% (B)
Capital One Financial Corp.	376	53,930
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	9,895	7,153,095
Dollar Tree, Inc. (A)	6,190	731,968
		7,885,063
Distributors - 0.0% (B)
LKQ Corp.	11,794	508,675
Electric Utilities - 1.3%
Constellation Energy Corp.	5,447	1,012,815
NextEra Energy, Inc.	73,044	4,891,757
NRG Energy, Inc.	2,063	149,918
PG&E Corp.	211,064	3,611,305
Southern Co.	75,116	5,521,026
		15,186,821
Electrical Equipment - 0.4%
AMETEK, Inc.	2,922	510,357
Eaton Corp. PLC	15,012	4,777,719
		5,288,076
Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	16,705	557,613
Keysight Technologies, Inc. (A)	1,542	228,124
TE Connectivity Ltd.	5,242	741,638
		1,527,375
Energy Equipment & Services - 0.1%
Baker Hughes Co.	29,876	974,555
Entertainment - 0.3%
Netflix, Inc. (A)	4,759	2,620,496
Warner Music Group Corp., Class A	29,250	965,250
		3,585,746
Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B (A)	25,324	10,046,790
Block, Inc. (A)	4,477	326,821
Corpay, Inc. (A)	9,304	2,811,111
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fidelity National Information Services, Inc.	10,487	$ 712,277
Fiserv, Inc. (A)	15,794	2,411,270
Mastercard, Inc., Class A	25,559	11,532,221
Visa, Inc., Class A	32,120	8,627,753
		36,468,243
Food Products - 0.5%
Mondelez International, Inc., Class A	88,826	6,390,142
Ground Transportation - 0.7%
CSX Corp.	71,497	2,375,131
Norfolk Southern Corp.	1,116	257,037
Uber Technologies, Inc. (A)	49,160	3,257,833
Union Pacific Corp.	8,069	1,913,644
		7,803,645
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	26,398	1,065,687
Becton Dickinson & Co.	4,772	1,119,511
Boston Scientific Corp. (A)	77,819	5,592,852
Dexcom, Inc. (A)	6,515	829,946
Intuitive Surgical, Inc. (A)	2,875	1,065,533
Medtronic PLC	44,628	3,580,951
Stryker Corp.	12,561	4,226,776
		17,481,256
Health Care Providers & Services - 1.6%
Centene Corp. (A)	29,025	2,120,566
CVS Health Corp.	12,582	851,927
Elevance Health, Inc.	6,327	3,344,326
HCA Healthcare, Inc.	2,263	701,123
Humana, Inc.	3,634	1,097,795
McKesson Corp.	2,221	1,193,143
UnitedHealth Group, Inc.	20,354	9,845,230
		19,154,110
Health Care REITs - 0.3%
Ventas, Inc.	48,781	2,160,023
Welltower, Inc.	15,288	1,456,640
		3,616,663
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	1,281	4,422,051
Chipotle Mexican Grill, Inc. (A)	1,269	4,009,533
Expedia Group, Inc. (A)	21,664	2,916,624
Marriott International, Inc., Class A	7,056	1,666,133
McDonald's Corp.	11,306	3,086,990
Royal Caribbean Cruises Ltd. (A)	17,906	2,500,215
Yum! Brands, Inc.	25,077	3,542,126
		22,143,672
Household Durables - 0.2%
Lennar Corp., Class A	6,841	1,037,233
Toll Brothers, Inc.	7,876	938,110
		1,975,343
	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.4%
Church & Dwight Co., Inc.	8,683	$ 936,809
Procter & Gamble Co.	20,917	3,413,654
		4,350,463
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	35,012	6,747,863
Industrial REITs - 0.3%
Prologis, Inc.	38,944	3,974,235
Insurance - 1.3%
Aflac, Inc.	14,135	1,182,393
Chubb Ltd.	6,570	1,633,565
MetLife, Inc.	34,782	2,472,304
Principal Financial Group, Inc.	13,180	1,043,065
Progressive Corp.	23,577	4,909,910
Travelers Cos., Inc.	20,974	4,449,844
		15,691,081
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A (A)	101,878	16,583,701
Alphabet, Inc., Class C (A)	75,631	12,451,888
Meta Platforms, Inc., Class A	43,047	18,517,528
		47,553,117
IT Services - 0.6%
Accenture PLC, Class A	13,108	3,944,328
Cognizant Technology Solutions Corp., Class A	43,636	2,866,013
		6,810,341
Life Sciences Tools & Services - 0.8%
Danaher Corp.	18,535	4,571,102
Thermo Fisher Scientific, Inc.	8,566	4,871,655
		9,442,757
Machinery - 1.0%
Deere & Co.	14,831	5,805,002
Dover Corp.	6,891	1,235,556
Ingersoll Rand, Inc.	11,911	1,111,534
Otis Worldwide Corp.	42,129	3,842,165
		11,994,257
Media - 0.6%
Charter Communications, Inc., Class A (A)	5,257	1,345,476
Comcast Corp., Class A	142,306	5,423,282
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	25,362	610,210
		7,378,968
Metals & Mining - 0.1%
Nucor Corp.	6,163	1,038,650
Multi-Utilities - 0.2%
CMS Energy Corp.	31,473	1,907,579
Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	10,758	1,734,943
ConocoPhillips	39,731	4,991,008
Diamondback Energy, Inc.	17,211	3,461,648
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	38,032	$ 5,025,168
Exxon Mobil Corp.	107,999	12,773,042
Pioneer Natural Resources Co.	4,017	1,081,859
		29,067,668
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	24,469	1,225,163
Personal Care Products - 0.1%
Kenvue, Inc.	84,699	1,594,035
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	96,109	4,223,030
Eli Lilly & Co.	12,124	9,470,056
Johnson & Johnson	30,347	4,387,873
Merck & Co., Inc.	36,542	4,721,957
		22,802,916
Professional Services - 0.2%
Leidos Holdings, Inc.	16,679	2,338,729
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	16,896	1,018,660
Sun Communities, Inc.	6,005	668,476
		1,687,136
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (A)	37,482	5,936,399
Analog Devices, Inc.	28,955	5,808,663
Broadcom, Inc.	4,400	5,721,188
Lam Research Corp.	3,036	2,715,429
Micron Technology, Inc.	32,933	3,720,112
NVIDIA Corp.	46,159	39,882,299
NXP Semiconductors NV	25,992	6,658,890
Qorvo, Inc. (A)	8,281	967,552
Texas Instruments, Inc.	38,141	6,728,835
		78,139,367
Software - 6.0%
Adobe, Inc. (A)	3,764	1,742,092
Cadence Design Systems, Inc. (A)	4,644	1,280,026
Intuit, Inc.	8,181	5,118,197
Microsoft Corp.	140,738	54,793,526
Salesforce, Inc.	16,503	4,438,317
ServiceNow, Inc. (A)	7,841	5,436,400
		72,808,558
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	18,169	2,521,494
SBA Communications Corp.	11,444	2,129,957
		4,651,451
Specialty Retail - 1.7%
AutoNation, Inc. (A)	1,026	165,340
AutoZone, Inc. (A)	1,877	5,549,163
Best Buy Co., Inc.	27,105	1,996,012
Burlington Stores, Inc. (A)	7,304	1,314,282
Lowe's Cos., Inc.	32,234	7,349,030
O'Reilly Automotive, Inc. (A)	1,335	1,352,702
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Ross Stores, Inc.	8,997	$ 1,165,561
TJX Cos., Inc.	20,775	1,954,720
		20,846,810
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	254,184	43,295,161
Hewlett Packard Enterprise Co.	79,285	1,347,845
Seagate Technology Holdings PLC	37,930	3,258,566
Western Digital Corp. (A)	9,753	690,805
		48,592,377
Tobacco - 0.2%
Altria Group, Inc.	23,136	1,013,588
Philip Morris International, Inc.	19,394	1,841,267
		2,854,855
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,155	1,439,518
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	13,369	2,194,789
Total Common Stocks (Cost $367,141,010)		720,407,397

	Principal	Value
CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.4%
BAE Systems PLC
5.30%, 03/26/2034 (C)	$ 630,000	612,740
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,050,583
6.53%, 05/01/2034 (C)(D)	377,000	379,321
6.86%, 05/01/2054 (C)	485,000	486,380
General Electric Co.
4.13%, 10/09/2042	494,000	402,336
4.50%, 03/11/2044	826,000	708,518
HEICO Corp.
5.35%, 08/01/2033	1,138,000	1,117,503
		4,757,381
Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	554,000	467,589
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	483,353
		950,942
Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	806,000	766,851
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,437,054
General Motors Co.
6.25%, 10/02/2043	262,000	255,241
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	741,744
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	$ 1,283,000	$ 1,317,629
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (C)	661,000	691,153
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	862,000	752,825
		5,962,497
Banks - 2.4%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (E), 03/14/2028	800,000	790,121
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (E), 01/23/2035	1,050,000	1,020,866
Fixed until 09/15/2028, 5.82% (E), 09/15/2029	2,976,000	2,992,387
Barclays PLC
Fixed until 03/12/2054, 6.04% (E), 03/12/2055	200,000	198,952
Fixed until 11/02/2025, 7.33% (E), 11/02/2026	1,291,000	1,314,737
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (E), 05/25/2034	862,000	855,887
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (E), 11/26/2025	427,000	421,356
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (E), 10/21/2032	1,288,000	1,042,878
ING Groep NV
Fixed until 09/11/2033, 6.11% (E), 09/11/2034	657,000	660,669
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (C)	420,000	418,832
Fixed until 11/21/2032, 8.25% (E), 11/21/2033 (C)	1,921,000	2,081,962
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (E), 04/22/2027	1,512,000	1,395,086
Fixed until 01/23/2029, 5.01% (E), 01/23/2030	2,626,000	2,562,993
Fixed until 01/23/2034, 5.34% (E), 01/23/2035	569,000	551,454
Fixed until 04/22/2034, 5.77% (E), 04/22/2035 (F)	447,000	447,678
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (E), 01/05/2035	933,000	910,583
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (E), 03/13/2032	479,000	468,041
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 01/16/2029, 5.17% (E), 01/16/2030	$ 2,326,000	$ 2,281,257
Fixed until 01/18/2034, 5.47% (E), 01/18/2035	427,000	415,577
Fixed until 04/19/2034, 5.83% (E), 04/19/2035	933,000	933,231
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (E), 01/22/2035	159,000	155,734
Fixed until 08/18/2033, 5.94% (E), 08/18/2034	828,000	826,353
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (E), 01/26/2034	826,000	769,362
Fixed until 01/24/2034, 5.71% (E), 01/24/2035	856,000	830,685
Fixed until 06/08/2033, 5.87% (E), 06/08/2034	490,000	480,589
Fixed until 10/30/2028, 7.16% (E), 10/30/2029	422,000	441,739
UBS Group AG
Fixed until 09/11/2024, 2.59% (E), 09/11/2025 (C)	772,000	762,412
Fixed until 08/12/2032, 6.54% (E), 08/12/2033 (C)	1,477,000	1,511,021
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (E), 07/25/2034	1,185,000	1,154,979
Fixed until 06/15/2024 (G), 5.90% (E)	513,000	510,781
		29,208,202
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	744,002
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	513,106
3.70%, 12/06/2026	152,000	145,196
Diageo Capital PLC
5.50%, 01/24/2033	471,000	474,639
		1,876,943
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	525,000	359,259
5.60%, 03/02/2043	663,000	639,271
CSL Finance PLC
4.63%, 04/27/2042 (C)	769,000	668,565
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	139,639
Royalty Pharma PLC
2.20%, 09/02/2030	683,000	554,535
		2,361,269
Building Products - 0.2%
Carrier Global Corp.
5.90%, 03/15/2034	452,000	461,688
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Lowe's Cos., Inc.
3.75%, 04/01/2032	$ 1,163,000	$ 1,036,065
Mohawk Industries, Inc.
5.85%, 09/18/2028	700,000	707,104
		2,204,857
Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (E), 05/19/2034	1,449,000	1,442,430
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	642,000	662,748
Nutrien Ltd.
4.90%, 03/27/2028	514,000	502,802
		1,165,550
Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (C)	793,000	717,256
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	428,000	409,831
5.80%, 04/15/2034 (C)	200,000	194,619
Carlisle Cos., Inc.
3.75%, 12/01/2027	847,000	798,660
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	1,301,000	1,320,524
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,396,753
6.50%, 05/06/2034 (D)	563,000	561,802
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	426,532
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	1,623,000	1,285,463
Veralto Corp.
5.45%, 09/18/2033 (C)	728,000	714,571
		7,826,011
Construction Materials - 0.0% (B)
Holcim Finance US LLC
4.75%, 09/22/2046 (C)	200,000	167,593
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,001,000	785,349
Sysco Corp.
3.30%, 07/15/2026	945,000	901,347
		1,686,696
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	609,893
Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	475,000	477,974
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.5%
Broadstone Net Lease LLC
2.60%, 09/15/2031	$ 1,152,000	$ 891,792
Safehold GL Holdings LLC
6.10%, 04/01/2034	965,000	933,724
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	899,316
1.88%, 07/15/2050 (C)	746,000	694,219
2.84%, 01/15/2050 (C)	2,715,000	2,654,284
		6,073,335
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	775,316
2.99%, 10/30/2056	1,656,000	977,015
		1,752,331
Electric Utilities - 0.4%
Appalachian Power Co.
3.40%, 06/01/2025	459,000	447,225
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	114,276
CMS Energy Corp.
4.88%, 03/01/2044	141,000	124,956
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,175,524
Duke Energy Corp.
3.75%, 09/01/2046	1,113,000	793,683
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	869,313
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	191,727
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	66,815
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	495,463
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	413,735
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	476,000	474,787
		5,167,504
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
5.25%, 04/05/2034	955,000	942,464
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,148,000	936,151
5.88%, 04/10/2034	303,000	292,091
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	706,764
Sensata Technologies BV
4.00%, 04/15/2029 (C)	200,000	179,037
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	403,000	360,843
Trimble, Inc.
6.10%, 03/15/2033	965,000	978,443
		4,395,793
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	$ 1,207,000	$ 1,143,113
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,093,791
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	1,231,000	1,145,726
5.50%, 12/15/2024 (C)	1,296,000	1,289,320
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (C)	961,000	923,999
5.50%, 01/15/2026 (C)	1,240,000	1,221,619
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (C)	172,000	172,149
		5,846,604
Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	802,503
Cargill, Inc.
5.13%, 10/11/2032 (C)	527,000	514,781
J M Smucker Co.
6.50%, 11/15/2043	437,000	454,938
Tyson Foods, Inc.
5.70%, 03/15/2034	714,000	700,624
Viterra Finance BV
4.90%, 04/21/2027 (C)	878,000	854,396
		3,327,242
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	600,000	561,610
5.75%, 12/06/2052 (C)	459,000	452,162
		1,013,772
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.
5.45%, 02/15/2034	599,000	587,008
Centene Corp.
3.00%, 10/15/2030	875,000	734,282
3.38%, 02/15/2030	702,000	611,542
Cigna Group
2.40%, 03/15/2030	749,000	631,132
5.25%, 02/15/2034	1,058,000	1,020,412
CVS Health Corp.
2.70%, 08/21/2040	858,000	561,423
5.25%, 01/30/2031	474,000	465,119
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	601,781
5.13%, 02/15/2053	605,000	546,119
HCA, Inc.
5.60%, 04/01/2034	1,002,000	977,333
6.00%, 04/01/2054	761,000	725,311
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	466,845
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	$ 362,000	$ 334,959
UnitedHealth Group, Inc.
5.20%, 04/15/2063	769,000	700,795
		8,964,061
Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	951,000	765,540
Ventas Realty LP
3.25%, 10/15/2026	930,000	873,848
		1,639,388
Health Care Technology - 0.0% (B)
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	412,000	418,047
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	409,639
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,176,000	942,782
		1,352,421
Insurance - 0.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,562,776
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,284,000	1,262,308
Global Atlantic Finance Co.
6.75%, 03/15/2054 (C)	195,000	189,059
7.95%, 06/15/2033 (C)	837,000	905,600
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (E), 05/23/2042 (C)	600,000	594,750
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (E), 10/01/2050	1,178,000	1,007,535
		5,522,028
Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	1,988,697
Meta Platforms, Inc.
4.80%, 05/15/2030	775,000	760,701
		2,749,398
Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	48,575
Machinery - 0.1%
CNH Industrial Capital LLC
4.55%, 04/10/2028	710,000	683,171
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,103,000	951,255
		1,634,426
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	$ 562,000	$ 393,788
Comcast Corp.
2.94%, 11/01/2056	372,000	216,896
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	383,236
Paramount Global
4.20%, 05/19/2032	340,000	277,912
		1,271,832
Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,240,482
ArcelorMittal SA
6.55%, 11/29/2027	1,268,000	1,300,196
Glencore Funding LLC
2.63%, 09/23/2031 (C)	1,098,000	889,223
		3,429,901
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	164,000	136,522
2.25%, 03/15/2026	314,000	294,362
Highwoods Realty LP
4.13%, 03/15/2028	482,000	445,799
7.65%, 02/01/2034	476,000	500,474
		1,377,157
Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	390,000	335,287
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	597,803
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,280,000	1,244,420
Enbridge, Inc.
5.63%, 04/05/2034	1,063,000	1,040,947
Energy Transfer LP
5.15%, 02/01/2043	750,000	640,588
5.55%, 02/15/2028	445,000	444,561
5.95%, 10/01/2043	499,000	470,337
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,807,000	1,450,608
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)	253,000	250,619
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,178,276
ONEOK, Inc.
6.10%, 11/15/2032	1,043,000	1,058,384
Ovintiv, Inc.
6.25%, 07/15/2033	689,000	694,807
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
6.50%, 01/23/2029	$ 385,000	$ 341,052
6.84%, 01/23/2030	892,000	773,272
6.88%, 08/04/2026	340,000	330,000
7.69%, 01/23/2050	95,000	66,210
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	932,000	837,514
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	545,892
Shell International Finance BV
2.50%, 09/12/2026	714,000	670,593
3.75%, 09/12/2046	351,000	266,427
Western Midstream Operating LP
6.15%, 04/01/2033	703,000	702,582
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	88,557
		14,028,736
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	518,396	473,804
United Airlines Pass-Through Trust
3.75%, 03/03/2028	506,178	481,853
		955,657
Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	448,000	423,062
Kenvue, Inc.
5.00%, 03/22/2030	1,149,000	1,135,233
		1,558,295
Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	951,000	927,604
Bayer US Finance II LLC
4.38%, 12/15/2028 (C)	716,000	665,800
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	366,000	350,343
Merck & Co., Inc.
5.00%, 05/17/2053	911,000	836,917
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	765,000	711,860
Viatris, Inc.
2.30%, 06/22/2027	425,000	382,067
		3,874,591
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	879,000	862,857
5.10%, 12/15/2027	840,000	827,367
		1,690,224
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	932,000	899,057
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs (continued)
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	$ 927,000	$ 825,079
		1,724,136
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,238,000	1,131,321
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,177,000	914,759
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	709,000	687,849
KLA Corp.
3.30%, 03/01/2050	730,000	499,441
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	673,169
5.05%, 03/15/2029	913,000	897,134
Micron Technology, Inc.
5.30%, 01/15/2031	919,000	901,463
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	255,680
3.40%, 05/01/2030	656,000	582,258
QUALCOMM, Inc.
3.25%, 05/20/2050	487,000	336,371
TSMC Global Ltd.
1.38%, 09/28/2030 (C)	1,611,000	1,270,322
		8,149,767
Software - 0.4%
Constellation Software, Inc.
5.16%, 02/16/2029 (C)	277,000	270,874
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	123,017
Fiserv, Inc.
5.45%, 03/02/2028	733,000	730,808
Infor, Inc.
1.75%, 07/15/2025 (C)	945,000	894,901
Intuit, Inc.
5.50%, 09/15/2053	341,000	333,537
Oracle Corp.
3.65%, 03/25/2041	601,000	447,919
6.90%, 11/09/2052	951,000	1,030,991
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (C)	763,000	244,137
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,217,000	1,192,656
		5,268,840
Specialized REITs - 0.3%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	472,197
Extra Space Storage LP
5.90%, 01/15/2031	1,114,000	1,119,184
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,191,269
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs (continued)
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 1,001,000	$ 922,186
		3,704,836
Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033	1,076,000	1,106,225
Philip Morris International, Inc.
5.25%, 02/13/2034	870,000	839,100
5.63%, 11/17/2029	807,000	813,904
		2,759,229
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	248,527
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	729,802
3.88%, 04/15/2030	684,000	625,615
5.15%, 04/15/2034	1,342,000	1,292,337
		2,896,281
Total Corporate Debt Securities (Cost $177,332,832)		164,435,758
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	86,378	83,962
5.50%, 06/01/2041	38,565	38,444
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,050,990
2.81%, 01/25/2025	2,101,422	2,061,083
2.89%, 06/25/2027	50,889	50,540
3.01%, 07/25/2025	2,407,266	2,340,065
3.06% (E), 08/25/2024	1,533,408	1,520,967
3.19%, 07/25/2027	700,000	658,553
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	79,185	76,373
4.00%, 04/01/2026 - 06/01/2042	27,996	25,777
4.50%, 02/01/2025 - 08/01/2052	2,005,205	1,850,885
5.00%, 04/01/2039 - 04/01/2053	6,143,097	5,833,885
5.50%, 10/01/2036 - 03/01/2053	2,381,295	2,321,052
1-Year RFUCC Treasury + 1.52%, 5.83% (E) , 02/01/2043	15,166	15,035
6.00%, 08/01/2036 - 06/01/2041	477,674	483,832
6.50%, 05/01/2040	43,158	44,011
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (E), 02/16/2053	215,898	3,353
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	829,683
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2039 - 05/01/2054 (D)	12,394,000	9,944,412
2.50%, 05/01/2039 - 05/01/2054 (D)	27,775,000	22,410,674
3.00%, 05/01/2039 - 02/01/2052 (D)	22,791,000	19,009,312
3.50%, 05/01/2039 - 03/01/2052 (D)	17,232,000	15,019,526
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA (continued)
4.00%, 06/01/2052 (D)	$ 9,264,000	$ 8,286,937
4.50%, 05/01/2054 (D)	9,275,000	8,554,729
5.50%, 05/01/2054 (D)	11,199,000	10,867,575
6.00%, 05/01/2054 (D)	4,605,000	4,562,200
Total U.S. Government Agency Obligations (Cost $123,254,548)		118,943,855
U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.8%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,594,000	1,224,145
1.88%, 02/15/2051 - 11/15/2051	4,902,000	2,724,647
2.00%, 02/15/2050	1,799,000	1,046,161
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,701,613
2.38%, 02/15/2042 - 05/15/2051	4,411,000	3,013,514
2.50%, 02/15/2045 - 05/15/2046	6,029,000	4,109,716
2.75%, 08/15/2042 - 11/15/2047	4,932,900	3,553,066
2.88%, 08/15/2045 - 05/15/2049	4,256,600	3,044,004
3.00%, 05/15/2042 - 08/15/2052	4,131,300	3,010,726
3.13%, 02/15/2042 - 05/15/2048	2,382,600	1,866,564
3.63%, 02/15/2044 - 05/15/2053	6,364,400	5,277,133
3.88%, 02/15/2043	1,923,000	1,678,418
4.00%, 11/15/2052	914,000	800,250
4.13%, 08/15/2053	1,240,000	1,109,219
4.25%, 02/15/2054	951,000	869,868
4.75%, 11/15/2043 - 11/15/2053	6,521,000	6,441,012
5.25%, 02/15/2029	2,600,000	2,656,266
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	14,557,000	11,374,081
0.88%, 06/30/2026	435,200	398,684
1.00%, 12/15/2024	2,894,000	2,817,722
1.13%, 02/15/2031	7,496,000	5,968,690
1.38%, 11/15/2031	2,059,000	1,628,058
1.50%, 01/31/2027 - 02/15/2030	3,789,100	3,262,405
1.63%, 02/15/2026 - 05/15/2031	10,412,600	9,352,253
1.88%, 02/15/2032	1,897,800	1,550,562
2.25%, 11/15/2025 - 11/15/2027	3,155,600	2,980,107
2.63%, 02/15/2029	653,500	594,379
2.75%, 05/15/2025 - 02/15/2028	3,602,000	3,367,943
2.88%, 05/15/2028 - 05/15/2032	4,459,600	4,069,262
3.13%, 11/15/2028	307,000	286,625
3.38%, 05/15/2033	956,300	863,957
3.50%, 01/31/2028	4,388,000	4,189,512
3.63%, 05/31/2028	3,439,000	3,291,365
3.88%, 11/30/2027 - 08/15/2033	1,705,100	1,631,713
4.00%, 02/15/2034	80,000	75,725
4.13%, 09/30/2027 - 11/15/2032	2,467,200	2,377,741
4.63%, 04/30/2029	834,000	830,416
		106,037,522
U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,367,742	1,384,091
1.75%, 01/15/2028	1,110,742	1,086,023
2.50%, 01/15/2029	3,996,569	4,033,600
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	$ 3,056,738	$ 2,693,276
		9,196,990
Total U.S. Government Obligations (Cost $132,744,577)		115,234,512
MORTGAGE-BACKED SECURITIES - 2.4%
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	391,925	363,824
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA, 0.73% (E), 11/05/2036 (C)	3,045,000	5,211
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (E), 03/25/2064 (C)	771,814	767,745
CIM Trust
Series 2021-R6, Class A1, 1.43% (E), 07/25/2061 (C)	1,499,164	1,268,150
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	1,250,000	1,217,834
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (E), 09/25/2064 (C)	133,373	128,146
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (E), 04/25/2069 (C)	813,037	808,480
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	3,050,000	2,739,750
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (E), 01/25/2060 (C)	1,294,731	1,037,957
Series 2021-RPL6, Class A1, 2.00% (E), 10/25/2060 (C)	1,859,314	1,596,505
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (C)	1,250,000	1,220,249
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (C)	700,000	676,831
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (E), 04/25/2058 (C)	49,589	47,706
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (E), 12/25/2052 (C)	67,502	60,921
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (E), 01/25/2054 (C)	35,929	32,996
Series 2014-2A, Class A3, 3.75% (E), 05/25/2054 (C)	87,331	80,030
Series 2014-3A, Class AFX3, 3.75% (E), 11/25/2054 (C)	66,369	60,749
Series 2015-2A, Class A1, 3.75% (E), 08/25/2055 (C)	145,139	132,673
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-2A, Class A1, 3.75% (E), 11/26/2035 (C)	$ 97,515	$ 89,698
Series 2016-3A, Class A1B, 3.25% (E), 09/25/2056 (C)	106,754	95,930
Series 2016-4A, Class A1, 3.75% (E), 11/25/2056 (C)	131,485	119,588
Series 2017-1A, Class A1, 4.00% (E), 02/25/2057 (C)	292,593	272,359
Series 2017-2A, Class A3, 4.00% (E), 03/25/2057 (C)	669,034	620,781
Series 2017-3A, Class A1, 4.00% (E), 04/25/2057 (C)	423,643	392,418
Series 2017-4A, Class A1, 4.00% (E), 05/25/2057 (C)	306,225	283,219
Series 2018-1A, Class A1A, 4.00% (E), 12/25/2057 (C)	154,642	143,897
Series 2018-RPL1, Class A1, 3.50% (E), 12/25/2057 (C)	226,050	211,654
Series 2019-4A, Class A1B, 3.50% (E), 12/25/2058 (C)	795,839	716,150
Series 2019-5A, Class A1B, 3.50% (E), 08/25/2059 (C)	684,884	623,871
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (E), 03/25/2063 (C)	726,480	721,178
Series 2024-NQM4, Class A1, 6.07% (E), 01/25/2064 (C)	982,150	976,665
Series 2024-NQM5, Class A1, 5.99% (E), 12/01/2064 (C)	1,138,170	1,127,926
Series 2024-NQM6, Class A1, 6.45% (E), 02/25/2064 (C)	1,000,000	1,000,198
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (E), 07/25/2057 (C)	30,458	29,933
Series 2017-4, Class A1, 2.75% (E), 06/25/2057 (C)	320,843	305,879
Series 2017-6, Class A1, 2.75% (E), 10/25/2057 (C)	164,521	156,967
Series 2018-1, Class A1, 3.00% (E), 01/25/2058 (C)	192,997	187,380
Series 2018-3, Class A1, 3.75% (E), 05/25/2058 (C)	513,462	490,791
Series 2018-4, Class A1, 3.00% (E), 06/25/2058 (C)	1,147,931	1,045,996
Series 2019-1, Class A1, 3.75% (E), 03/25/2058 (C)	836,942	783,800
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	1,961,766	1,701,539
Series 2021-1, Class A1, 2.25% (E), 11/25/2061 (C)	1,720,684	1,543,809
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	767,035	706,489
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	2,019,801	1,867,142
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (C)	17,746	16,673
Total Mortgage-Backed Securities (Cost $31,027,344)		28,477,687
	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	$ 114,057	$ 112,973
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	179,781	163,553
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	650,000	611,003
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	1,115,000	1,118,083
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	914,132
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	859,591	846,928
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	983,187
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.59% (E) , 10/18/2030 (C)	2,052,824	2,055,903
First National Master Note Trust
Series 2023-1A, Class A, 5.13%, 04/15/2029	1,200,000	1,186,219
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,010,547
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	548,237	547,567
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	705,232	533,491
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (C)	821,311	636,231
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	1,068,297	854,811
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	885,992
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	682,397	681,567
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	530,000	531,312
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	1,613,349	1,597,649
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.79% (E) , 10/20/2034 (C)	2,200,000	2,199,320
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	173,010	172,829
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	$ 584,582	$ 513,432
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (C)	2,541	2,536
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	313,309	289,817
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	680,327	665,913
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	854,017	842,913
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (C)	59,458	57,756
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1, 3-Month Term SOFR + 1.45%, 6.78% (E) , 01/20/2031 (C)	468,991	469,837
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.69% (E) , 07/20/2030 (C)	859,038	859,999
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (C)	119,054	114,221
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	367,749	347,659
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	841,741	826,481
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	915,085	910,552
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	1,139,977	1,141,444
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	1,107,011	1,089,634
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2, 1.08%, 01/15/2025 (C)	1,300,000	1,257,888
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	465,938	466,074
Total Asset-Backed Securities (Cost $28,381,541)		27,499,453
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	330,000	325,891
Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	400,000	274,317
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	351,909
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (C)	$ 1,035,000	$ 1,024,144
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,053,452
Panama - 0.0% (B)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	283,174
Total Foreign Government Obligations (Cost $3,602,299)		3,312,887

	Shares	Value
PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.64%, 11.96% (E)	13,988	405,652
Total Preferred Stock (Cost $385,908)		405,652

	Principal	Value
COMMERCIAL PAPER - 6.8%
Banks - 2.5%
ABN AMRO Funding USA LLC
5.45% (H), 07/17/2024 (C)	$ 3,000,000	2,964,705
Australia & New Zealand Banking Group Ltd.
5.38% (H), 08/07/2024 (C)	2,500,000	2,463,631
HSBC USA, Inc.
5.57% (H), 07/23/2024 (C)	4,500,000	4,442,145
Korea Development Bank
5.47% (H), 07/08/2024	3,710,000	3,671,744
Lloyds Bank PLC
5.33% (H), 08/01/2024	4,750,000	4,683,983
Macquarie Bank Ltd.
5.39% (H), 08/12/2024 (C)	3,000,000	2,952,160
Nordea Bank Abp
5.39% (H), 09/03/2024 (C)	4,500,000	4,416,336
Svenska Handelsbanken AB
5.36% (H), 07/30/2024 (C)	4,500,000	4,439,858
		30,034,562
Consumer Finance - 0.3%
Toyota Motor Credit Corp.
5.46% (H), 07/03/2024	4,000,000	3,962,159
Financial Services - 2.5%
Anglesea Funding LLC
5.38% (H), 07/26/2024 (C)	4,550,000	4,490,546
Barton Capital SA
5.59% (H), 10/04/2024 (C)	4,235,000	4,134,742
CAFCO LLC
5.48% (H), 09/03/2024 (C)	1,250,000	1,226,436
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Glencove Funding LLC
5.50% (H), 10/07/2024 (C)	$ 4,250,000	$ 4,147,685
GTA Funding LLC
5.45% (H), 08/30/2024 (C)	4,250,000	4,171,851
LMA-Americas LLC
5.58% (H), 10/18/2024 (C)	3,050,000	2,971,891
Sheffield Receivables Co. LLC
5.48% (H), 09/03/2024 (C)	4,500,000	4,414,603
Starbird Funding Corp.
5.47% (H), 07/11/2024 (C)	4,300,000	4,253,698
		29,811,452
Health Care Providers & Services - 0.8%
Columbia Funding Co. LLC
5.48% (H), 09/04/2024 (C)	5,904,000	5,790,310
UnitedHealth Group, Inc.
5.61% (H), 09/26/2024 (C)	4,200,000	4,106,666
		9,896,976
Pharmaceuticals - 0.7%
AstraZeneca PLC
5.41% (H), 07/16/2024 (C)	3,000,000	2,964,516
Pfizer, Inc.
5.30% (H), 08/01/2024 (C)	5,000,000	4,930,922
		7,895,438
Total Commercial Paper (Cost $81,650,427)		81,600,587
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.8%
U.S. Treasury Bills
5.33% (H), 06/13/2024	3,778,000	3,754,186
5.34% (H), 05/02/2024	1,347,000	1,346,803
5.36% (H), 05/30/2024	3,483,000	3,468,199
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
5.37% (H), 05/09/2024	$ 3,972,000	$ 3,967,342
5.38% (H), 06/13/2024	2,581,000	2,564,731
5.39% (H), 06/13/2024 - 07/18/2024	6,558,000	6,488,176
Total Short-Term U.S. Government Obligations (Cost $21,590,239)		21,589,437

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (H)	458,175	458,175
Total Other Investment Company (Cost $458,175)		458,175

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 2.50% (H), dated 04/30/2024, to be repurchased at $23,586,626 on 05/01/2024. Collateralized by U.S. Government Obligations, 3.75%, due 04/15/2026, and with a total value of $24,056,768.	$ 23,584,988	23,584,988
Total Repurchase Agreement (Cost $23,584,988)		23,584,988
Total Investments (Cost $991,153,888)		1,305,950,388
Net Other Assets (Liabilities) - (8.3)%		(100,553,537)
Net Assets - 100.0%		$ 1,205,396,851
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	59	06/21/2024	$15,365,511	$14,947,650	$—	$(417,861)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$720,407,397	$—	$—	$720,407,397
Corporate Debt Securities	—	164,435,758	—	164,435,758
U.S. Government Agency Obligations	—	118,943,855	—	118,943,855
U.S. Government Obligations	—	115,234,512	—	115,234,512
Mortgage-Backed Securities	—	28,477,687	—	28,477,687
Asset-Backed Securities	—	27,499,453	—	27,499,453
Foreign Government Obligations	—	3,312,887	—	3,312,887
Preferred Stock	405,652	—	—	405,652
Commercial Paper	—	81,600,587	—	81,600,587
Short-Term U.S. Government Obligations	—	21,589,437	—	21,589,437
Other Investment Company	458,175	—	—	458,175
Repurchase Agreement	—	23,584,988	—	23,584,988
Total Investments	$721,271,224	$584,679,164	$—	$1,305,950,388
LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(417,861)	$—	$—	$(417,861)
Total Other Financial Instruments	$(417,861)	$—	$—	$(417,861)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $161,511,086, representing 13.4% of the
Fund’s net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)
All or a portion of the security is on loan. The total value of the securities on loan is $448,252, collateralized by cash collateral of $458,175. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rate disclosed reflects the yield at April 30, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $967,568,900) (including securities loaned of $448,252)	$1,282,365,400
Repurchase agreement, at value (cost $23,584,988)	23,584,988
Cash	17,569
Cash collateral pledged at broker for:
TBA commitments	2,145,000
Futures contracts	718,000
Receivables and other assets:
Investments sold	3,643,008
Net income from securities lending	788
Shares of beneficial interest sold	514,142
Dividends	283,340
Interest	3,281,892
Prepaid expenses	18,221
Total assets	1,316,572,348
Liabilities:
Cash collateral received upon return of:
Securities on loan	458,175
Payables and other liabilities:
Investments purchased	6,178,789
When-issued, delayed-delivery, forward and TBA commitments purchased	101,982,053
Shares of beneficial interest redeemed	1,209,801
Investment management fees	652,496
Distribution and service fees	290,078
Transfer agent fees	85,634
Trustee and CCO fees	3,281
Audit and tax fees	21,450
Custody fees	39,250
Legal fees	1,121
Printing and shareholder reports fees	7,296
Other accrued expenses	18,653
Variation margin payable on futures contracts	227,420
Total liabilities	111,175,497
Net assets	$1,205,396,851
Net assets consist of:
Paid-in capital	$845,363,591
Total distributable earnings (accumulated losses)	360,033,260
Net assets	$1,205,396,851
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$657,841,262
Class C	150,939,099
Class I	362,154,840
Class R	1,547,076
Class R6	32,914,574
Shares outstanding (unlimited shares, no par value):
Class A	20,135,715
Class C	4,738,685
Class I	11,018,411
Class R	47,359
Class R6	1,001,102
Net asset value per share: (A)
Class A	$32.67
Class C	31.85
Class I	32.87
Class R	32.67
Class R6	32.88
Maximum offering price per share: (B)
Class A	$34.57

(A)
Net asset value per share for Class C, I, R and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$5,095,577
Interest income	10,036,124
Net income from securities lending	10,690
Withholding taxes on foreign income	(8,403)
Total investment income	15,133,988
Expenses:
Investment management fees	3,481,743
Distribution and service fees:
Class A	808,087
Class C	762,852
Class R	3,277
Transfer agent fees:
Class A	230,586
Class C	58,129
Class I	177,063
Class R	847
Class R6	1,201
Trustee and CCO fees	22,616
Audit and tax fees	23,432
Custody fees	63,364
Legal fees	33,344
Printing and shareholder reports fees	28,135
Registration fees	50,567
Other	49,167
Total expenses before waiver and/or reimbursement and recapture	5,794,410
Expenses waived and/or reimbursed:
Class R	(624)
Net expenses	5,793,786
Net investment income (loss)	9,340,202
Net realized gain (loss) on:
Investments	46,560,610
Futures contracts	1,448,145
Net realized gain (loss)	48,008,755
Net change in unrealized appreciation (depreciation) on:
Investments	96,513,128
Futures contracts	(141,968)
Net change in unrealized appreciation (depreciation)	96,371,160
Net realized and change in unrealized gain (loss)	144,379,915
Net increase (decrease) in net assets resulting from operations	$153,720,117
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$9,340,202	$16,172,232
Net realized gain (loss)	48,008,755	30,559,638
Net change in unrealized appreciation (depreciation)	96,371,160	28,378,195
Net increase (decrease) in net assets resulting from operations	153,720,117	75,110,065
Dividends and/or distributions to shareholders:
Class A	(21,146,926)	(20,243,459)
Class C	(4,575,279)	(4,507,668)
Class I	(11,263,453)	(11,155,856)
Class R	(41,277)	(10,163)
Class R6	(1,081,079)	(958,179)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(38,108,014)	(36,875,325)
Capital share transactions:
Proceeds from shares sold:
Class A	23,055,963	33,215,293
Class C	9,624,526	12,778,531
Class I	66,276,966	82,966,416
Class R	649,752	842,457
Class R6	3,818,749	6,104,981
	103,425,956	135,907,678
Dividends and/or distributions reinvested:
Class A	20,688,089	19,817,282
Class C	4,408,091	4,347,275
Class I	10,182,248	10,088,541
Class R	41,240	10,163
Class R6	1,016,470	903,479
	36,336,138	35,166,740
Cost of shares redeemed:
Class A	(46,999,598)	(84,922,346)
Class C	(13,096,042)	(26,188,835)
Class I	(36,520,241)	(140,440,771)
Class R	(71,382)	(135,968)
Class R6	(2,948,675)	(3,873,562)
	(99,635,938)	(255,561,482)
Automatic conversions:
Class A	7,659,511	22,955,744
Class C	(7,659,511)	(22,955,744)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	40,126,156	(84,487,064)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,868 (A)	—
Class C	194 (A)	—
	2,062	—
Net increase (decrease) in net assets	155,740,321	(46,252,324)
Net assets:
Beginning of period/year	1,049,656,530	1,095,908,854
End of period/year	$1,205,396,851	$1,049,656,530
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	710,035	1,103,759
Class C	304,205	437,967
Class I	2,044,377	2,770,645
Class R	20,239	28,276
Class R6	117,682	203,212
	3,196,538	4,543,859
Shares reinvested:
Class A	647,011	684,674
Class C	141,657	154,913
Class I	316,229	346,413
Class R	1,289	345
Class R6	31,563	30,925
	1,137,749	1,217,270
Shares redeemed:
Class A	(1,456,786)	(2,848,075)
Class C	(415,238)	(904,254)
Class I	(1,125,835)	(4,689,104)
Class R	(2,216)	(4,548)
Class R6	(89,602)	(129,405)
	(3,089,677)	(8,575,386)
Automatic conversions:
Class A	237,175	768,264
Class C	(243,267)	(787,488)
	(6,092)	(19,224)
Net increase (decrease) in shares outstanding:
Class A	137,435	(291,378)
Class C	(212,643)	(1,098,862)
Class I	1,234,771	(1,572,046)
Class R	19,312	24,073
Class R6	59,643	104,732
	1,238,518	(2,833,481)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$29.45	$28.49	$36.04	$30.23	$28.66	$27.54
Investment operations:
Net investment income (loss) (A)	0.26	0.45	0.29	0.22	0.28	0.36
Net realized and unrealized gain (loss)	4.02	1.52	(5.41)	7.06	2.44	2.79
Total investment operations	4.28	1.97	(5.12)	7.28	2.72	3.15
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.45)	(0.27)	(0.22)	(0.30)	(0.37)
Net realized gains	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)	(1.66)
Total dividends and/or distributions to shareholders	(1.06)	(1.01)	(2.43)	(1.47)	(1.15)	(2.03)
Net asset value, end of period/year	$32.67	$29.45	$28.49	$36.04	$30.23	$28.66
Total return (E)	14.65%(C)(F)	7.02%	(15.21)%(D)	24.80%	9.76%	12.53%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$657,841	$588,884	$578,116	$725,936	$572,827	$558,639
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96%(G)	0.98%	0.96%	0.94%	1.01%	1.04%
Including waiver and/or reimbursement and recapture	0.96%(G)	0.98%(H)	0.96%(H)	0.94%	1.01%	1.04%
Net investment income (loss) to average net assets	1.62%(G)	1.51%	0.90%	0.65%	0.98%	1.34%
Portfolio turnover rate	24%(F)	33%	34%	40%	53%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$28.74	$27.82	$35.25	$29.62	$28.11	$27.04
Investment operations:
Net investment income (loss) (A)	0.14	0.22	0.04	(0.03)	0.06	0.15
Net realized and unrealized gain (loss)	3.92	1.48	(5.27)	6.92	2.39	2.75
Total investment operations	4.06	1.70	(5.23)	6.89	2.45	2.90
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.22)	(0.04)	(0.01)	(0.09)	(0.17)
Net realized gains	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)	(1.66)
Total dividends and/or distributions to shareholders	(0.95)	(0.78)	(2.20)	(1.26)	(0.94)	(1.83)
Net asset value, end of period/year	$31.85	$28.74	$27.82	$35.25	$29.62	$28.11
Total return (E)	14.21%(C)(F)	6.21%	(15.84)%(D)	23.88%	8.89%	11.73%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$150,939	$142,279	$168,320	$236,477	$216,561	$195,175
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.72%(G)	1.73%	1.71%	1.69%	1.76%	1.80%
Including waiver and/or reimbursement and recapture	1.72%(G)	1.73%(H)	1.71%(H)	1.69%	1.76%	1.80%
Net investment income (loss) to average net assets	0.87%(G)	0.75%	0.14%	(0.10)%	0.22%	0.58%
Portfolio turnover rate	24%(F)	33%	34%	40%	53%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$29.62	$28.65	$36.24	$30.39	$28.81	$27.67
Investment operations:
Net investment income (loss) (A)	0.30	0.52	0.36	0.29	0.35	0.43
Net realized and unrealized gain (loss)	4.05	1.52	(5.45)	7.10	2.45	2.80
Total investment operations	4.35	2.04	(5.09)	7.39	2.80	3.23
Contributions from affiliate	—	—	0.04 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.51)	(0.38)	(0.29)	(0.37)	(0.43)
Net realized gains	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)	(1.66)
Total dividends and/or distributions to shareholders	(1.10)	(1.07)	(2.54)	(1.54)	(1.22)	(2.09)
Net asset value, end of period/year	$32.87	$29.62	$28.65	$36.24	$30.39	$28.81
Total return	14.79%(C)	7.25%	(14.93)%(B)	25.06%	9.99%	12.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$362,155	$289,776	$325,378	$401,468	$296,123	$244,156
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%(D)	0.76%	0.74%	0.73%	0.79%	0.82%
Including waiver and/or reimbursement and recapture	0.74%(D)	0.76%	0.74%	0.73%	0.79%	0.82%
Net investment income (loss) to average net assets	1.83%(D)	1.73%	1.12%	0.85%	1.18%	1.55%
Portfolio turnover rate	24%(C)	33%	34%	40%	53%	41%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.11%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022 (A)
Net asset value, beginning of period/year	$29.46	$28.53	$32.40
Investment operations:
Net investment income (loss) (B)	0.22	0.40	0.16
Net realized and unrealized gain (loss)	4.03	1.52	(3.88)
Total investment operations	4.25	1.92	(3.72)
Contributions from affiliate	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.43)	(0.15)
Net realized gains	(0.83)	(0.56)	—
Total dividends and/or distributions to shareholders	(1.04)	(0.99)	(0.15)
Net asset value, end of period/year	$32.67	$29.46	$28.53
Total return	14.54%(C)	6.83%	(11.47)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,547	$826	$113
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.27%(D)	1.16%	1.29%(D)
Including waiver and/or reimbursement and recapture	1.18%(D)	1.16%(E)	1.03%(D)
Net investment income (loss) to average net assets	1.38%(D)	1.34%	0.81%(D)
Portfolio turnover rate	24%(C)	33%	34%

(A)	Commenced operations on March 1, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$29.63	$28.66	$36.25	$30.39	$28.81	$27.67
Investment operations:
Net investment income (loss) (A)	0.31	0.55	0.39	0.32	0.37	0.44
Net realized and unrealized gain (loss)	4.05	1.52	(5.45)	7.12	2.46	2.82
Total investment operations	4.36	2.07	(5.06)	7.44	2.83	3.26
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.54)	(0.37)	(0.33)	(0.40)	(0.46)
Net realized gains	(0.83)	(0.56)	(2.16)	(1.25)	(0.85)	(1.66)
Total dividends and/or distributions to shareholders	(1.11)	(1.10)	(2.53)	(1.58)	(1.25)	(2.12)
Net asset value, end of period/year	$32.88	$29.63	$28.66	$36.25	$30.39	$28.81
Total return	14.84%(B)	7.35%	(14.96)%	25.22%	10.11%	12.92%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,915	$27,892	$23,982	$30,794	$17,595	$13,458
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.65%(C)	0.66%	0.64%	0.63%	0.69%	0.71%
Including waiver and/or reimbursement and recapture	0.65%(C)	0.66%	0.64%	0.63%	0.69%	0.71%
Net investment income (loss) to average net assets	1.93%(C)	1.83%	1.22%	0.95%	1.28%	1.62%
Portfolio turnover rate	24%(B)	33%	34%	40%	53%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Multi-Managed Balanced (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class R and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Cash overdraft: The Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $3,224.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income,
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$458,175	$—	$—	$—	$458,175
Total Borrowings	$458,175	$—	$—	$—	$458,175
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(417,861)	$—	$—	$(417,861)
Total	$—	$—	$(417,861)	$—	$—	$(417,861)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$1,448,145	$—	$—	$1,448,145
Total	$—	$—	$1,448,145	$—	$—	$1,448,145

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(141,968)	$—	$—	$(141,968)
Total	$—	$—	$(141,968)	$—	$—	$(141,968)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$10,101,434
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Asset class allocation risk: The Fund’s investment performance is significantly impacted by the Fund’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Fund’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$28,206,286	2.34%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.02%	March 1, 2025
Class C	1.78	March 1, 2025
Class I	0.79	March 1, 2025
Class R	1.21	March 1, 2025
Class R6	0.70	March 1, 2025
Prior to March 1, 2024
Class R	1.34
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows. Classes not listed in the subsequent table are not subject to recapture by TAM.
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R	$—	$—	$—	$624	$624

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50

(A)	12b-1 fees are not applicable for Class I and Class R6.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$199,445	$245
Class C	—	2,479
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$458,157	$82,485
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$177,853,039	$71,809,278	$201,378,604	$54,469,617
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the
Transamerica Funds
Semi-Annual Report 2024

Transamerica Multi-Managed Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$991,153,888	$363,850,363	$(49,471,724)	$314,378,639
11. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA MMB 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Short-Term Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Short-Term Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,034.00	$3.64	$1,021.30	$3.62	0.72%
Class C	1,000.00	1,030.10	7.57	1,017.40	7.52	1.50
Class I	1,000.00	1,034.30	2.58	1,022.30	2.56	0.51
Class I2	1,000.00	1,035.80	2.13	1,022.80	2.11	0.42
Class I3	1,000.00	1,035.90	2.13	1,022.80	2.11	0.42
Class R	1,000.00	1,033.10	4.60	1,020.30	4.57	0.91
Class R4	1,000.00	1,034.40	3.29	1,021.60	3.27	0.65
Class R6	1,000.00	1,034.80	2.12	1,022.80	2.11	0.42

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	70.0%
Asset-Backed Securities	12.7
Mortgage-Backed Securities	11.0
U.S. Government Obligation	4.0
Repurchase Agreement	2.1
U.S. Government Agency Obligations	0.8
Other Investment Company	0.0 *
Net Other Assets (Liabilities) ^	(0.6)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	2.03
Duration †	1.88

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	4.8%
AAA	15.7
AA	1.9
A	19.3
BBB	51.5
BB	2.1
CCC and Below	0.1
Not Rated	5.2
Net Other Assets (Liabilities)	(0.6)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 70.0%
Aerospace & Defense - 2.5%
Boeing Co.
2.20%, 02/04/2026	$ 12,458,000	$ 11,618,217
2.25%, 06/15/2026	13,391,000	12,319,240
6.26%, 05/01/2027 (A)(B)	6,919,000	6,939,338
HEICO Corp.
5.25%, 08/01/2028	14,873,000	14,708,660
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	10,974,874
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,449,388
5.75%, 11/08/2026	6,927,000	6,975,305
		77,985,022
Automobiles - 3.2%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	7,541,000	6,999,735
6.95%, 03/06/2026	11,000,000	11,144,321
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	19,891,182
Hyundai Capital America
5.95%, 09/21/2026 (A)	14,623,000	14,668,008
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	12,140,000	11,899,650
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (A)	16,379,000	14,753,407
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,584,930
		98,941,233
Banks - 20.4%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (C), 03/24/2028	7,000,000	6,657,144
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	7,800,000	7,703,681
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (C), 06/19/2026	20,688,000	19,657,922
Fixed until 03/11/2026, 1.66% (C), 03/11/2027	27,653,000	25,655,027
Fixed until 02/13/2025, 2.02% (C), 02/13/2026	2,485,000	2,410,339
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,131,123
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026 (A)	20,000,000	19,762,060
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	25,592,000	26,062,556
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (C), 06/09/2026 (A)	13,388,000	12,854,737
BPCE SA
5.15%, 07/21/2024 (A)	15,364,000	15,316,507
CaixaBank SA
Fixed until 01/18/2028, 6.21% (C), 01/18/2029 (A)	24,800,000	24,942,518
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	$ 8,912,000	$ 8,995,099
Citibank NA
5.44%, 04/30/2026	9,735,000	9,722,718
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (C), 06/09/2027	27,000,000	24,716,139
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,349,178
Credit Suisse AG
4.75%, 08/09/2024	10,000,000	9,974,856
Danske Bank AS
Fixed until 09/10/2024, 0.98% (C), 09/10/2025 (A)	8,929,000	8,758,520
Deutsche Bank AG
Fixed until 07/14/2025, 6.12% (C), 07/14/2026	2,512,000	2,509,837
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (C), 09/27/2025	5,623,000	5,537,977
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (C), 03/09/2027	14,957,000	13,819,523
Fixed until 02/24/2027, 2.64% (C), 02/24/2028	3,000,000	2,766,776
Fixed until 08/10/2025, 5.80% (C), 08/10/2026	5,737,000	5,732,492
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (C), 05/24/2027	10,800,000	9,892,175
Fixed until 03/10/2025, 3.00% (C), 03/10/2026	1,320,000	1,286,689
Fixed until 11/03/2025, 7.34% (C), 11/03/2026	10,358,000	10,589,407
HSBC USA, Inc.
5.63%, 03/17/2025	10,000,000	10,001,662
ING Groep NV
Fixed until 09/11/2026, 6.08% (C), 09/11/2027	19,800,000	19,887,095
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	14,929,000	14,769,356
7.00%, 11/21/2025 (A)	3,738,000	3,783,878
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (C), 06/23/2025	1,260,000	1,250,496
Fixed until 09/22/2026, 1.47% (C), 09/22/2027	1,170,000	1,060,725
Fixed until 04/22/2025, 2.08% (C), 04/22/2026	16,588,000	15,992,581
Fixed until 02/24/2027, 2.95% (C), 02/24/2028	20,731,000	19,291,796
7.75%, 07/15/2025	5,982,000	6,127,872
Lloyds Banking Group PLC
4.50%, 11/04/2024	8,718,000	8,639,823
Fixed until 08/07/2026, 5.99% (C), 08/07/2027	10,000,000	10,013,400
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (C), 01/12/2027 (A)	12,137,000	11,240,068
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 07/17/2025, 4.68% (C), 07/17/2026	$ 20,000,000	$ 19,737,500
Fixed until 04/13/2027, 5.65% (C), 04/13/2028	11,801,000	11,812,287
Fixed until 10/16/2025, 6.14% (C), 10/16/2026	10,432,000	10,486,492
NatWest Group PLC
Fixed until 11/10/2025, 7.47% (C), 11/10/2026	10,930,000	11,180,145
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,752,240
3.88%, 04/10/2025	11,750,000	11,543,101
PNC Financial Services Group, Inc.
Fixed until 01/21/2027, 5.30% (C), 01/21/2028	4,796,000	4,752,665
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (C), 11/21/2026	10,000,000	10,108,572
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (C), 11/23/2025 (A)	5,500,000	5,361,800
State Street Corp.
Fixed until 01/26/2025, 4.86% (C), 01/26/2026	19,881,000	19,730,050
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 6.23% (C) , 01/14/2027	1,445,000	1,455,581
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	20,833,143
Truist Financial Corp.
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	19,662,000	20,581,673
UBS Group AG
Fixed until 05/12/2025, 4.49% (C), 05/12/2026 (A)	6,800,000	6,692,823
UniCredit SpA
Fixed until 09/22/2025, 2.57% (C), 09/22/2026 (A)	7,212,000	6,876,599
US Bancorp
Fixed until 10/21/2025, 5.73% (C), 10/21/2026	19,865,000	19,854,403
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (C), 04/30/2026	1,470,000	1,417,291
Fixed until 10/30/2024, 2.41% (C), 10/30/2025	7,944,000	7,807,663
Fixed until 03/24/2027, 3.53% (C), 03/24/2028	5,989,000	5,648,368
Fixed until 04/25/2025, 3.91% (C), 04/25/2026	24,676,000	24,200,543
		627,696,691
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	21,739,000	21,481,936
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.6%
Amgen, Inc.
5.15%, 03/02/2028	$ 18,644,000	$ 18,474,171
Building Products - 1.0%
Carrier Global Corp.
5.80%, 11/30/2025	9,896,000	9,913,929
Owens Corning
4.20%, 12/01/2024	21,046,000	20,838,770
		30,752,699
Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,542,155
Charles Schwab Corp.
1.15%, 05/13/2026	5,952,000	5,465,799
Fixed until 05/19/2028, 5.64% (C), 05/19/2029	9,919,000	9,932,374
5.88%, 08/24/2026	10,896,000	10,995,887
3-Month SOFR Index + 1.05%, 6.40% (C) , 03/03/2027	450,000	453,812
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,354,004
		49,744,031
Chemicals - 1.1%
Celanese US Holdings LLC
6.35%, 11/15/2028	12,383,000	12,578,792
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	17,992,328
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,717,923
		34,289,043
Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,521,273
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	7,068,000	6,888,838
5.64%, 03/13/2027 (A)	11,964,000	11,876,993
6.27%, 06/26/2026 (A)	14,091,000	14,162,632
GXO Logistics, Inc.
1.65%, 07/15/2026	26,130,000	23,838,560
Veralto Corp.
5.50%, 09/18/2026 (A)	19,497,000	19,375,155
		82,663,451
Construction Materials - 0.3%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	7,949,213
Consumer Finance - 1.3%
American Express Co.
Fixed until 07/28/2026, 5.39% (C), 07/28/2027	18,084,000	17,984,808
3-Month SOFR Index + 0.65%, 6.00% (C) , 11/04/2026	1,210,000	1,213,179
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
Fixed until 05/09/2024, 4.17% (C), 05/09/2025	$ 20,936,000	$ 20,927,043
		40,125,030
Containers & Packaging - 0.7%
Berry Global, Inc.
1.57%, 01/15/2026	4,046,000	3,769,548
4.88%, 07/15/2026 (A)	8,091,000	7,916,536
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,431,992
		20,118,076
Distributors - 0.5%
LKQ Corp.
5.75%, 06/15/2028	14,631,000	14,614,356
Diversified Consumer Services - 0.3%
Nationwide Building Society
3-Month SOFR + 1.29%, 6.64% (C) , 02/16/2028 (A)	10,054,000	10,064,281
Diversified REITs - 0.5%
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,599,261
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,449,961
		14,049,222
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3-Month Term SOFR + 1.44%, 6.76% (C) , 06/12/2024	1,770,000	1,772,062
NTT Finance Corp.
1.16%, 04/03/2026 (A)	1,075,000	989,982
Verizon Communications, Inc.
4.13%, 03/16/2027	15,722,000	15,217,172
		17,979,216
Electric Utilities - 4.2%
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	973,843
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,354,214
Duke Energy Corp.
5.00%, 12/08/2025	21,481,000	21,287,563
Edison International
4.95%, 04/15/2025	1,526,000	1,512,884
5.75%, 06/15/2027	17,373,000	17,379,539
Eversource Energy
4.20%, 06/27/2024	10,481,000	10,453,979
5.00%, 01/01/2027	9,892,000	9,738,000
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,366,854
4.90%, 02/28/2028	10,919,000	10,681,610
Southern Co.
4.85%, 06/15/2028	14,878,000	14,503,477
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
WEC Energy Group, Inc.
4.75%, 01/09/2026	$ 22,094,000	$ 21,786,225
Xcel Energy, Inc.
1.75%, 03/15/2027	9,780,000	8,788,503
		128,826,691
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
5.05%, 04/05/2027	6,822,000	6,775,394
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,619,624
		18,395,018
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	8,703,000	8,871,881
Ally Financial, Inc.
5.75%, 11/20/2025 (D)	7,384,000	7,321,656
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,687,410
6.75%, 10/25/2028 (A)	17,029,000	17,510,734
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,605,917
4.25%, 04/15/2026 (A)	4,964,000	4,772,874
6.38%, 05/04/2028 (A)	8,147,000	8,208,357
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (A)	1,949,000	1,943,352
		54,922,181
Food Products - 1.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,769,192
Campbell Soup Co.
5.30%, 03/20/2026	3,895,000	3,877,563
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,814,562
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,793,984
J M Smucker Co.
5.90%, 11/15/2028	10,960,000	11,168,793
Tyson Foods, Inc.
5.40%, 03/15/2029	8,180,000	8,094,067
Viterra Finance BV
2.00%, 04/21/2026 (A)	11,600,000	10,733,985
		58,252,146
Gas Utilities - 0.4%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	13,777,322
Ground Transportation - 0.0% (E)
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,431,787
Health Care Equipment & Supplies - 0.5%
Solventum Corp.
5.45%, 02/25/2027 (A)	15,214,000	15,086,619
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.
5.13%, 02/15/2029	$ 14,597,000	$ 14,361,087
Cigna Group
3.50%, 06/15/2024	250,000	249,240
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,923,407
		22,533,734
Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,365,448
3.85%, 04/01/2027	750,000	713,979
		9,079,427
Health Care Technology - 0.5%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	14,873,905
Hotels, Restaurants & Leisure - 1.3%
Hyatt Hotels Corp.
1.80%, 10/01/2024	12,708,000	12,483,676
5.75%, 01/30/2027	9,902,000	9,935,942
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	17,451,000	17,109,281
		39,528,899
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	14,369,000	13,996,227
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,754,189
Corebridge Financial, Inc.
3.50%, 04/04/2025	21,248,000	20,804,132
GA Global Funding Trust
0.80%, 09/13/2024 (A)	18,547,000	18,189,738
Jackson National Life Global Funding
5.60%, 04/10/2026 (A)	14,850,000	14,765,487
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,576,036
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	8,092,000	8,075,921
		106,161,730
IT Services - 0.2%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	4,888,786
Leisure Products - 0.4%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	11,872,198
Machinery - 0.7%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	7,698,004
Regal Rexnord Corp.
6.05%, 02/15/2026 (A)(F)	14,898,000	14,896,164
		22,594,168
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	$ 13,356,000	$ 13,170,904
Metals & Mining - 0.8%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,226,518
Constellium SE
5.88%, 02/15/2026 (A)(D)	7,830,000	7,749,355
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	4,114,000	4,082,898
		25,058,771
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,427,978
Oil, Gas & Consumable Fuels - 4.8%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,222,807
DCP Midstream Operating LP
5.38%, 07/15/2025	10,405,000	10,353,333
Diamondback Energy, Inc.
5.20%, 04/18/2027	13,837,000	13,745,182
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,247,665
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,539,012
6.05%, 12/01/2026	9,899,000	10,015,085
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	12,841,970
MPLX LP
4.88%, 12/01/2024	4,595,000	4,565,550
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,669,648
Ovintiv, Inc.
5.65%, 05/15/2025	19,658,000	19,593,742
Phillips 66
3.85%, 04/09/2025	8,940,000	8,785,054
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,259,868
4.65%, 10/15/2025	4,851,000	4,768,528
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,973,996
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	977,419
5.40%, 03/02/2026	10,898,000	10,850,395
		148,409,254
Passenger Airlines - 0.4%
Southwest Airlines Co.
5.25%, 05/04/2025	13,145,000	13,070,072
Personal Care Products - 0.3%
Haleon UK Capital PLC
3.13%, 03/24/2025	9,381,000	9,158,908
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.9%
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	$ 9,737,000	$ 9,054,326
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	14,713,000	14,608,699
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,852,847
		27,515,872
Real Estate Management & Development - 0.3%
CBRE Services, Inc.
5.50%, 04/01/2029	8,907,000	8,794,962
Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	5,860,000	5,068,400
Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,223,158
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,387,525
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,325,638
		9,936,321
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology, Inc.
0.98%, 09/01/2024	8,324,000	8,192,192
5.05%, 03/15/2029	8,932,000	8,776,782
		16,968,974
Software - 2.0%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	3,928,000	3,841,133
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,195,060
5.15%, 03/15/2027	14,888,000	14,739,472
Infor, Inc.
1.75%, 07/15/2025 (A)	25,784,000	24,417,050
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,121,389
5.80%, 11/10/2025	14,901,000	14,934,358
		60,248,462
Specialized REITs - 0.6%
American Tower Corp.
2.40%, 03/15/2025	965,000	936,130
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,575,364
		18,511,494
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	9,917,000	9,842,924
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.
7.00%, 11/27/2026	$ 9,896,000	$ 10,082,791
Tobacco - 1.3%
BAT Capital Corp.
2.79%, 09/06/2024	8,050,000	7,965,027
3.22%, 08/15/2024	7,458,000	7,394,941
Philip Morris International, Inc.
4.75%, 02/12/2027	9,963,000	9,812,909
5.13%, 11/15/2024	15,000,000	14,961,939
		40,134,816
Transportation Infrastructure - 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,327,688
5.75%, 05/24/2026 (A)	10,910,000	10,910,514
		17,238,202
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.
2.95%, 03/15/2025	18,227,000	17,791,706
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,025,020
		30,816,726
Total Corporate Debt Securities (Cost $2,183,006,396)		2,156,608,113
ASSET-BACKED SECURITIES - 12.7%
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	1,323,494	1,204,029
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	4,643,768	4,229,297
Series 2021-1H, Class C, 2.35%, 10/20/2040 (A)	2,103,837	1,916,926
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	4,214,730	4,242,107
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	4,643,624	4,662,171
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	12,925,000	12,642,746
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	1,360,000	1,332,606
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR, 3-Month Term SOFR + 1.40%, 6.73% (C) , 07/22/2032 (A)	12,300,000	12,303,961
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2, 3-Month Term SOFR + 1.40%, 6.73% (C) , 07/15/2032 (A)	10,000,000	10,010,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR, 3-Month Term SOFR + 1.81%, 7.14% (C) , 04/15/2031 (A)	$ 12,500,000	$ 12,434,637
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	4,483,615	3,996,188
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class A, 3.35%, 09/22/2025 (A)	9,558,333	9,508,867
Series 2020-1A, Class B, 2.68%, 08/20/2026 (A)	520,000	500,417
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	8,715,000	8,739,098
BHG Securitization Trust
Series 2022-C, Class A, 5.32%, 10/17/2035 (A)	4,037,174	4,025,351
BXG Receivables Note Trust
Series 2017-A, Class A, 2.95%, 10/04/2032 (A)	1,255,731	1,240,100
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	3,876,978	3,509,199
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	7,008,343	6,905,096
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	7,600,000	7,547,701
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%, 12/08/2027	8,540,000	8,499,700
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2, 1-Month Term SOFR + 0.41%, 5.73% (C) , 03/25/2047	2,264,445	2,194,034
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	1,102,034	1,033,128
Series 2021-1A, Class C, 2.70%, 11/21/2033 (A)	1,028,565	972,220
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	22,225,000	21,717,828
Evergreen Credit Card Trust
Series 2022-CRT1, Class B, 5.61%, 07/15/2026 (A)	625,000	623,549
First National Master Note Trust
Series 2023-1A, Class A, 5.13%, 04/15/2029	10,538,000	10,416,984
Series 2023-2, Class A, 5.77%, 09/15/2029	10,000,000	10,055,194
Ford Credit Auto Owner Trust
Series 2020-1, Class C, 2.54%, 08/15/2031 (A)	1,135,000	1,101,692
Series 2022-A, Class C, 2.14%, 07/15/2029	1,625,000	1,529,209
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (A)	15,000,000	14,486,830
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	7,025,000	6,993,366
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 02/25/2032 (A)	$ 535,521	$ 524,404
Series 2019-AA, Class A, 2.34%, 07/25/2033 (A)	1,995,081	1,904,496
Series 2020-AA, Class A, 2.74%, 02/25/2039 (A)	1,858,398	1,761,156
Series 2022-2A, Class A, 4.30%, 01/25/2037 (A)	4,877,835	4,701,204
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	5,348,090	5,341,581
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	2,385,000	2,390,903
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	670,000	673,296
HINNT LLC
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	3,529,811	3,501,000
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	3,945,371	3,910,922
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2, 3.81%, 03/18/2025	183,738	183,586
HPEFS Equipment Trust
Series 2022-1A, Class C, 1.96%, 05/21/2029 (A)	1,100,000	1,077,278
Hyundai Auto Receivables Trust
Series 2021-A, Class C, 1.33%, 11/15/2027	1,350,000	1,274,371
Series 2021-B, Class A3, 0.38%, 01/15/2026	5,845,474	5,768,798
MVW LLC
Series 2019-2A, Class A, 2.22%, 10/20/2038 (A)	319,632	303,104
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	1,682,274	1,584,942
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,916,825	1,790,479
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	2,899,743	2,681,331
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	7,844,438	7,678,234
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	12,341,106	12,483,655
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	15,250,295	15,052,017
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	2,415,450	2,385,840
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	1,930,457	1,875,194
PennantPark CLO III Ltd.
Series 2021-3A, Class A1, 3-Month Term SOFR + 1.88%, 7.21% (C) , 10/22/2032 (A)	15,000,000	14,989,650
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/2026	$ 1,644,431	$ 1,636,984
Series 2021-1, Class D, 1.13%, 11/16/2026	4,727,661	4,635,736
Series 2021-2, Class D, 1.35%, 07/15/2027	5,945,427	5,780,530
Series 2023-5, Class A2, 6.31%, 07/15/2027	6,085,414	6,099,356
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	1,360,622	1,305,380
Series 2020-2A, Class C, 3.51%, 07/20/2037 (A)	1,190,545	1,154,808
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	2,742,878	2,593,550
Series 2022-3A, Class A, 5.83%, 07/20/2039 (A)	6,479,124	6,409,948
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	8,619,427	8,463,162
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	3,759,804	3,741,181
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	11,097,788	11,112,072
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	7,184,699	7,073,440
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	9,600,000	9,173,518
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A2A, 3.83%, 08/15/2025	1,932,541	1,929,405
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2, 1.08%, 01/15/2025 (A)	7,270,000	7,034,496
Verizon Master Trust
Series 2021-1, Class C, 0.89%, 05/20/2027	950,000	947,611
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4, 3-Month Term SOFR + 1.81%, 7.14% (C) , 07/20/2029 (A)	10,000,000	9,999,930
Series 2017-2A, Class A2R, 3-Month Term SOFR + 1.88%, 7.21% (C) , 10/20/2029 (A)	15,000,000	15,000,690
World Omni Select Auto Trust
Series 2021-A, Class C, 1.09%, 11/15/2027	1,515,000	1,423,514
Total Asset-Backed Securities (Cost $392,213,803)		389,926,983
MORTGAGE-BACKED SECURITIES - 11.0%
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (C), 05/15/2035 (A)	3,000,000	2,587,500
Series 2018-20TS, Class C, 3.20% (C), 05/15/2035 (A)	10,900,000	9,398,948
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C, 1-Month Term SOFR + 1.55%, 6.87% (C) , 09/15/2034 (A)	$ 16,000,000	$ 14,889,997
AOA Mortgage Trust
Series 2021-1177, Class C, 1-Month Term SOFR + 1.54%, 6.86% (C) , 10/15/2038 (A)	9,300,000	8,031,996
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, 1-Month Term SOFR + 1.85%, 7.17% (C) , 09/15/2032 (A)	2,000,000	1,987,500
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 6.64% (C) , 03/15/2037 (A)	6,015,000	5,413,501
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 7.96% (C) , 03/15/2037 (A)	7,000,000	5,324,511
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	5,214,690	5,187,199
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.84% (C) , 10/15/2037 (A)	4,130,000	4,095,153
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 6.54% (C) , 09/15/2036 (A)	4,400,000	4,328,500
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 7.37% (C) , 11/15/2034 (A)	11,825,000	9,082,723
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 7.37% (C) , 12/15/2037 (A)	9,760,000	9,741,700
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, 1-Month Term SOFR + 1.76%, 7.09% (C) , 11/15/2036 (A)	2,210,000	2,182,375
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (A)	10,549,672	8,924,018
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (A)	1,048,039	974,551
Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (A)	2,139,725	2,055,862
CLNY Trust
Series 2019-IKPR, Class C, 1-Month Term SOFR + 1.79%, 7.11% (C) , 11/15/2038 (A)	5,000,000	4,712,500
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	5,511,695	5,480,801
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 6.67% (C) , 12/15/2031 (A)	12,312,000	11,696,400
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (A)	$ 9,710,481	$ 7,784,675
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	5,748,113	4,853,981
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (A)	10,058,586	8,636,831
DBCG Mortgage Trust
Series 2017-BBG, Class B, 8.50% (C), 06/15/2034 (A)	12,500,000	12,500,000
Series 2017-BBG, Class C, 8.50% (C), 06/15/2034 (A)	2,500,000	2,500,000
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D, 4.10% (C), 12/10/2036 (A)	15,000,000	14,614,875
Great Wolf Trust
Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.95%, 7.27% (C) , 12/15/2036 (A)	7,645,765	7,636,208
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	12,000,000	11,711,974
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (C), 04/25/2055 (A)	3,408,582	3,147,458
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	2,984,862	2,596,880
MHP Trust
Series 2021-STOR, Class C, 1-Month Term SOFR + 1.16%, 6.49% (C) , 07/15/2038 (A)	3,000,000	2,966,250
Series 2021-STOR, Class D, 1-Month Term SOFR + 1.46%, 6.79% (C) , 07/15/2038 (A)	5,000,000	4,940,625
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75% (C), 01/25/2061 (A)	1,227,821	1,206,409
Morgan Stanley Capital I Trust
Series 2019-BPR, Class B, 1-Month Term SOFR + 2.69%, 8.02% (C) , 05/15/2036 (A)	6,720,000	6,627,230
Series 2019-NUGS, Class B, 1-Month Term SOFR + 1.41%, 6.74% (C) , 12/15/2036 (A)	7,000,000	3,617,527
Series 2019-NUGS, Class C, 1-Month Term SOFR + 1.61%, 6.94% (C) , 12/15/2036 (A)	5,200,000	1,854,995
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A, 4.00%, 07/25/2060 (A)	1,411,825	1,281,738
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (C), 01/25/2054 (A)	829,132	761,444
Series 2014-3A, Class AFX3, 3.75% (C), 11/25/2054 (A)	1,020,404	934,000
Series 2016-4A, Class A1, 3.75% (C), 11/25/2056 (A)	1,655,735	1,505,918
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (A)	2,844,602	2,634,941
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1, 4.00% (C), 05/25/2057 (A)	$ 1,639,323	$ 1,516,160
Series 2017-5A, Class A1, 1-Month Term SOFR + 1.61%, 6.93% (C) , 06/25/2057 (A)	1,593,860	1,595,119
Series 2018-1A, Class A1A, 4.00% (C), 12/25/2057 (A)	1,882,592	1,751,785
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (A)	2,708,510	2,569,736
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	1,719,942	1,610,415
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	3,368,368	3,177,502
Series 2019-3A, Class A1A, 3.75% (C), 11/25/2058 (A)	4,136,490	3,801,808
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	4,476,436	4,028,202
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	4,210,350	3,835,271
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	7,213,241	6,770,748
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	8,466,720	8,404,930
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	6,170,978	6,136,514
Series 2024-NQM5, Class A1, 5.99% (C), 12/01/2064 (A)	10,490,954	10,396,539
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	7,700,000	7,701,522
SFO Commercial Mortgage Trust
Series 2021-555, Class D, 1-Month Term SOFR + 2.51%, 7.84% (C) , 05/15/2038 (A)	4,900,000	4,434,500
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50% (C), 10/25/2056 (A)	13,611	13,556
Series 2017-3, Class A1, 2.75% (C), 07/25/2057 (A)	736,810	724,120
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	2,341,391	2,232,192
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	3,830,077	3,654,206
Series 2018-1, Class A1, 3.00% (C), 01/25/2058 (A)	1,820,601	1,767,615
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	5,677,823	5,477,634
Series 2018-3, Class A1, 3.75% (C), 05/25/2058 (A)	2,745,789	2,624,553
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	6,784,403	6,181,958
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	4,102,474	3,794,233
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	8,581,532	7,443,194
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2021-1, Class A1, 2.25% (C), 11/25/2061 (A)	$ 7,746,163	$ 6,949,906
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	10,885,663	10,062,915
Total Mortgage-Backed Securities (Cost $372,684,370)		339,066,527
U.S. GOVERNMENT OBLIGATION - 4.0%
U.S. Treasury - 4.0%
U.S. Treasury Notes
4.25%, 03/15/2027	125,620,000	123,460,906
Total U.S. Government Obligation (Cost $123,919,898)		123,460,906
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%, 6.02% (C) , 08/01/2037	252,284	251,688
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.24%, 09/25/2024	24,137,372	23,924,014
Seasoned Loans Structured Transaction
3.50%, 06/25/2028	436,923	406,841
Total U.S. Government Agency Obligations (Cost $24,158,602)		24,582,543

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	306,750	$ 306,750
Total Other Investment Company (Cost $306,750)		306,750

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 2.50% (G), dated 04/30/2024, to be repurchased at $63,166,033 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2025, and with a value of $64,424,990.	$ 63,161,647	63,161,647
Total Repurchase Agreement (Cost $63,161,647)		63,161,647
Total Investments (Cost $3,159,451,466)		3,097,113,469
Net Other Assets (Liabilities) - (0.6)%		(18,877,496)
Net Assets - 100.0%		$ 3,078,235,973
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,200	06/28/2024	$245,536,137	$243,187,500	$—	$(2,348,637)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$2,156,608,113	$—	$2,156,608,113
Asset-Backed Securities	—	389,926,983	—	389,926,983
Mortgage-Backed Securities	—	339,066,527	—	339,066,527
U.S. Government Obligation	—	123,460,906	—	123,460,906
U.S. Government Agency Obligations	—	24,582,543	—	24,582,543
Other Investment Company	306,750	—	—	306,750
Repurchase Agreement	—	63,161,647	—	63,161,647
Total Investments	$306,750	$3,096,806,719	$—	$3,097,113,469
Other Financial Instruments
Futures Contracts (I)	$(2,348,637)	$—	$—	$(2,348,637)
Total Other Financial Instruments	$(2,348,637)	$—	$—	$(2,348,637)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $1,171,853,835, representing 38.1% of the
Fund’s net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $7,543,458, collateralized by cash collateral of $306,750 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,388,038. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Regal Rexnord Corp. 6.05%, 02/15/2026	1/9/2023	$14,876,994	$14,896,164	0.5%

(G)	Rate disclosed reflects the yield at April 30, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $3,096,289,819) (including securities loaned of $7,543,458)	$3,033,951,822
Repurchase agreement, at value (cost $63,161,647)	63,161,647
Cash	326,508
Cash collateral pledged at broker for:
Futures contracts	1,380,000
Receivables and other assets:
Investments sold	48,572,880
Net income from securities lending	1,686
Shares of beneficial interest sold	11,324,805
Interest	27,629,368
Tax reclaims	4,990
Prepaid expenses	43,482
Total assets	3,186,397,188
Liabilities:
Cash collateral received upon return of:
Securities on loan	306,750
Payables and other liabilities:
Investments purchased	92,087,567
When-issued, delayed-delivery, forward and TBA commitments purchased	6,919,000
Dividends and/or distributions	1,228,178
Shares of beneficial interest redeemed	5,598,227
Investment management fees	1,016,379
Distribution and service fees	195,356
Transfer agent fees	239,480
Trustee and CCO fees	12,646
Audit and tax fees	32,161
Custody fees	77,267
Legal fees	22,931
Printing and shareholder reports fees	44,358
Other accrued expenses	43,416
Variation margin payable on futures contracts	337,499
Total liabilities	108,161,215
Net assets	$3,078,235,973
Net assets consist of:
Paid-in capital	$3,286,320,540
Total distributable earnings (accumulated losses)	(208,084,567)
Net assets	$3,078,235,973
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$505,074,662
Class C	76,841,203
Class I	2,063,361,304
Class I2	77,727,230
Class I3	91,661,869
Class R	9,404,723
Class R4	33,277,576
Class R6	220,887,406
Shares outstanding (unlimited shares, no par value):
Class A	51,328,930
Class C	7,823,937
Class I	213,319,962
Class I2	8,044,383
Class I3	9,487,657
Class R	955,861
Class R4	3,382,015
Class R6	22,839,543
Net asset value per share: (A)
Class A	$9.84
Class C	9.82
Class I	9.67
Class I2	9.66
Class I3	9.66
Class R	9.84
Class R4	9.84
Class R6	9.67
Maximum offering price per share: (B)
Class A	$10.09

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$69,668,172
Net income from securities lending	107,542
Total investment income	69,775,714
Expenses:
Investment management fees	5,662,129
Distribution and service fees:
Class A	645,094
Class C	398,077
Class R	24,039
Class R4	38,852
Transfer agent fees:
Class A	171,210
Class C	36,178
Class I	1,049,801
Class I2	4,655
Class I3	3,351
Class R	93
Class R4	1,166
Class R6	7,842
Trustee and CCO fees	63,307
Audit and tax fees	37,121
Custody fees	115,763
Legal fees	104,485
Printing and shareholder reports fees	103,131
Registration fees	107,054
Other	67,775
Total expenses before waiver and/or reimbursement and recapture	8,641,123
Expenses waived and/or reimbursed:
Class R4	(2,524)
Recapture of previously waived and/or reimbursed fees:
Class R4	110
Net expenses	8,638,709
Net investment income (loss)	61,137,005
Net realized gain (loss) on:
Investments	(9,688,201)
Futures contracts	(1,076,799)
Net realized gain (loss)	(10,765,000)
Net change in unrealized appreciation (depreciation) on:
Investments	58,153,973
Futures contracts	(1,434,633)
Net change in unrealized appreciation (depreciation)	56,719,340
Net realized and change in unrealized gain (loss)	45,954,340
Net increase (decrease) in net assets resulting from operations	$107,091,345
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$61,137,005	$115,853,032
Net realized gain (loss)	(10,765,000)	(47,263,239)
Net change in unrealized appreciation (depreciation)	56,719,340	72,538,254
Net increase (decrease) in net assets resulting from operations	107,091,345	141,128,047
Dividends and/or distributions to shareholders:
Class A	(9,958,569)	(18,493,557)
Class C	(1,226,686)	(2,228,970)
Class I	(40,853,382)	(77,427,462)
Class I2	(2,553,677)	(8,004,069)
Class I3	(1,866,368)	(2,919,309)
Class R	(176,503)	(280,944)
Class R4	(611,863)	(813,395)
Class R6	(4,362,936)	(7,112,799)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(61,609,984)	(117,280,505)
Capital share transactions:
Proceeds from shares sold:
Class A	35,783,909	67,393,514
Class C	10,161,323	17,282,205
Class I	569,921,112	1,287,753,995
Class I2	37,223,303	45,745,647
Class I3	8,898,285	14,587,937
Class R	128,082	1,695,282
Class R4	4,927,219	7,837,125
Class R6	20,833,692	25,718,426
	687,876,925	1,468,014,131
Issued from fund acquisition:
Class I3	—	88,709,161
Class R	—	10,478,301
Class R4	—	25,747,024
	—	124,934,486
Dividends and/or distributions reinvested:
Class A	9,004,737	16,586,723
Class C	1,163,882	2,078,007
Class I	35,626,358	67,719,169
Class I2	2,516,597	8,020,675
Class I3	1,866,368	2,919,309
Class R	176,503	280,944
Class R4	611,863	813,395
Class R6	4,317,597	7,040,903
	55,283,905	105,459,125
Cost of shares redeemed:
Class A	(75,597,721)	(201,742,752)
Class C	(12,180,493)	(29,735,914)
Class I	(629,642,740)	(1,517,261,790)
Class I2	(143,583,660)	(215,825,698)
Class I3	(7,852,620)	(18,378,515)
Class R	(1,322,869)	(2,143,938)
Class R4	(2,895,671)	(4,090,155)
Class R6	(12,469,409)	(29,846,488)
	(885,545,183)	(2,019,025,250)
Automatic conversions:
Class A	5,001,410	12,990,024
Class C	(5,001,410)	(12,990,024)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(142,384,353)	(320,617,508)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	$14,889 (A)	$—
Class C	322 (A)	—
	15,211	—
Net increase (decrease) in net assets	(96,887,781)	(296,769,966)
Net assets:
Beginning of period/year	3,175,123,754	3,471,893,720
End of period/year	$3,078,235,973	$3,175,123,754
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	3,628,294	6,906,934
Class C	1,032,374	1,777,616
Class I	58,752,471	134,259,747
Class I2	3,830,494	4,779,723
Class I3	914,658	1,524,673
Class R	12,943	174,484
Class R4	498,796	804,861
Class R6	2,150,006	2,683,159
	70,820,036	152,911,197
Shares issued on fund acquisition:
Class I3	—	9,282,599
Class R	—	1,076,564
Class R4	—	2,645,306
	—	13,004,469
Shares reinvested:
Class A	911,653	1,700,965
Class C	118,014	213,528
Class I	3,668,293	7,065,041
Class I2	259,400	837,705
Class I3	192,394	304,842
Class R	17,873	28,801
Class R4	61,948	83,396
Class R6	444,609	734,636
	5,674,184	10,968,914
Shares redeemed:
Class A	(7,661,632)	(20,688,881)
Class C	(1,237,517)	(3,055,982)
Class I	(64,965,980)	(158,331,240)
Class I2	(14,771,356)	(22,558,867)
Class I3	(811,292)	(1,920,217)
Class R	(134,749)	(220,055)
Class R4	(292,533)	(419,759)
Class R6	(1,300,705)	(3,121,795)
	(91,175,764)	(210,316,796)
Automatic conversions:
Class A	506,717	1,332,214
Class C	(507,611)	(1,334,697)
	(894)	(2,483)
Net increase (decrease) in shares outstanding:
Class A	(2,614,968)	(10,748,768)
Class C	(594,740)	(2,399,535)
Class I	(2,545,216)	(17,006,452)
Class I2	(10,681,462)	(16,941,439)
Class I3	295,760	9,191,897
Class R	(103,933)	1,059,794
Class R4	268,211	3,113,804
Class R6	1,293,910	296,000
	(14,682,438)	(33,434,699)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.70	$9.63	$10.33	$10.32	$10.29	$10.05
Investment operations:
Net investment income (loss) (A)	0.19	0.31	0.14	0.13	0.21	0.26
Net realized and unrealized gain (loss)	0.14	0.07	(0.69)	0.02	0.04 (B)	0.24
Total investment operations	0.33	0.38	(0.55)	0.15	0.25	0.50
Contributions from affiliate	0.00 (C)(D)	—	0.00 (C)(E)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.31)	(0.15)	(0.14)	(0.22)	(0.26)
Net asset value, end of period/year	$9.84	$9.70	$9.63	$10.33	$10.32	$10.29
Total return (F)	3.40%(D)(G)	4.00%	(5.35)%(E)	1.46%	2.43%	5.04%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$505,075	$523,289	$623,306	$817,203	$731,602	$698,062
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72%(H)	0.72%	0.71%	0.70%	0.72%	0.82%
Including waiver and/or reimbursement and recapture	0.72%(H)	0.72%(I)	0.71%(I)	0.70%	0.72%	0.82%
Net investment income (loss) to average net assets	3.83%(H)	3.14%	1.40%	1.27%	2.04%	2.54%
Portfolio turnover rate	32%(G)	63%	56%	44%	44%	61%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.68	$9.62	$10.31	$10.30	$10.27	$10.03
Investment operations:
Net investment income (loss) (A)	0.15	0.23	0.06	0.05	0.13	0.18
Net realized and unrealized gain (loss)	0.14	0.07	(0.68)	0.02	0.03 (B)	0.24
Total investment operations	0.29	0.30	(0.62)	0.07	0.16	0.42
Contributions from affiliate	0.00 (C)(D)	—	0.00 (C)(E)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.24)	(0.07)	(0.06)	(0.13)	(0.18)
Net asset value, end of period/year	$9.82	$9.68	$9.62	$10.31	$10.30	$10.27
Total return (F)	3.01%(D)(G)	3.09%	(6.01)%(E)	0.67%	1.62%	4.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$76,841	$81,514	$104,042	$157,464	$225,838	$294,497
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.50%(H)	1.50%	1.49%	1.48%	1.50%	1.61%
Including waiver and/or reimbursement and recapture	1.50%(H)	1.50%(I)	1.49%(I)	1.48%	1.50%	1.61%
Net investment income (loss) to average net assets	3.05%(H)	2.36%	0.61%	0.51%	1.28%	1.77%
Portfolio turnover rate	32%(G)	63%	56%	44%	44%	61%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(F)	Total return has been calculated without deduction of the contingent deferred sales charge.
(G)	Not annualized.
(H)	Annualized.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.54	$9.47	$10.15	$10.15	$10.11	$9.88
Investment operations:
Net investment income (loss) (A)	0.19	0.32	0.16	0.15	0.22	0.27
Net realized and unrealized gain (loss)	0.14	0.08	(0.68)	0.01	0.05 (B)	0.24
Total investment operations	0.33	0.40	(0.52)	0.16	0.27	0.51
Contributions from affiliate	—	—	0.01 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.33)	(0.17)	(0.16)	(0.23)	(0.28)
Net asset value, end of period/year	$9.67	$9.54	$9.47	$10.15	$10.15	$10.11
Total return	3.43%(D)	4.23%	(4.96)%(C)	1.57%	2.73%	5.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,063,361	$2,058,496	$2,205,845	$2,398,836	$1,979,174	$1,745,843
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51%(E)	0.51%	0.51%	0.50%	0.52%	0.62%
Including waiver and/or reimbursement and recapture	0.51%(E)	0.51%	0.51%	0.50%	0.52%	0.62%
Net investment income (loss) to average net assets	4.03%(E)	3.36%	1.63%	1.46%	2.24%	2.74%
Portfolio turnover rate	32%(D)	63%	56%	44%	44%	61%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.52	$9.46	$10.14	$10.13	$10.11	$9.87
Investment operations:
Net investment income (loss) (A)	0.20	0.33	0.18	0.16	0.24	0.28
Net realized and unrealized gain (loss)	0.14	0.07	(0.68)	0.02	0.02 (B)	0.25
Total investment operations	0.34	0.40	(0.50)	0.18	0.26	0.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.34)	(0.18)	(0.17)	(0.24)	(0.29)
Net asset value, end of period/year	$9.66	$9.52	$9.46	$10.14	$10.13	$10.11
Total return	3.58%(C)	4.22%	(5.00)%	1.77%	2.63%	5.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$77,727	$178,348	$337,449	$138,031	$155,005	$282,641
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42%(D)	0.41%	0.41%	0.41%	0.42%	0.52%
Including waiver and/or reimbursement and recapture	0.42%(D)	0.41%	0.41%	0.41%	0.42%	0.52%
Net investment income (loss) to average net assets	4.08%(D)	3.42%	1.90%	1.56%	2.37%	2.85%
Portfolio turnover rate	32%(C)	63%	56%	44%	44%	61%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.52	$9.56
Investment operations:
Net investment income (loss) (B)	0.20	0.30
Net realized and unrealized gain (loss)	0.14	(0.03)(C)
Total investment operations	0.34	0.27
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.31)
Net asset value, end of period/year	$9.66	$9.52
Total return (D)	3.59%	2.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$91,662	$87,545
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.42%	0.42%
Including waiver and/or reimbursement and recapture	0.42%	0.42%
Net investment income (loss) to average net assets (E)	4.15%	3.53%
Portfolio turnover rate	32%(D)	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.18	0.26
Net realized and unrealized gain (loss)	0.14	(0.02)(C)
Total investment operations	0.32	0.24
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.18)	(0.27)
Net asset value, end of period/year	$9.84	$9.70
Total return (D)	3.31%	2.46%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,405	$10,280
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.91%	0.91%
Including waiver and/or reimbursement and recapture	0.91%	0.91%
Net investment income (loss) to average net assets (E)	3.64%	3.03%
Portfolio turnover rate	32%(D)	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$9.70	$9.73
Investment operations:
Net investment income (loss) (B)	0.19	0.29
Net realized and unrealized gain (loss)	0.14	(0.03) (C)
Total investment operations	0.33	0.26
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.29)
Net asset value, end of period/year	$9.84	$9.70
Total return (D)	3.44%	2.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$33,278	$30,204
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.67%	0.67%
Including waiver and/or reimbursement and recapture	0.65%	0.65%
Net investment income (loss) to average net assets (E)	3.91%	3.30%
Portfolio turnover rate	32% (D)	63%

(A)	Commenced operations on December 9, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$9.54	$9.47	$10.15	$10.14	$10.11	$9.87
Investment operations:
Net investment income (loss) (A)	0.20	0.33	0.17	0.16	0.23	0.28
Net realized and unrealized gain (loss)	0.13	0.08	(0.67)	0.02	0.04 (B)	0.25
Total investment operations	0.33	0.41	(0.50)	0.18	0.27	0.53
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.34)	(0.18)	(0.17)	(0.24)	(0.29)
Net asset value, end of period/year	$9.67	$9.54	$9.47	$10.15	$10.14	$10.11
Total return	3.48%(C)	4.33%	(4.99)%	1.77%	2.74%	5.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$220,887	$205,448	$201,252	$217,665	$36,002	$28,807
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.42%(D)	0.42%	0.41%	0.40%	0.42%	0.52%
Including waiver and/or reimbursement and recapture	0.42%(D)	0.42%	0.41%	0.40%	0.42%	0.52%
Net investment income (loss) to average net assets	4.14%(D)	3.47%	1.73%	1.54%	2.32%	2.85%
Portfolio turnover rate	32%(C)	63%	56%	44%	44%	61%

(A)	Calculated based on average number of shares outstanding.
(B)
The per share amount may differ with the change in aggregate gains (losses) as shown in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values during the period.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Short-Term Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, sales charges, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$306,750	$—	$—	$—	$306,750
Total Borrowings	$306,750	$—	$—	$—	$306,750
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Fund's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of April 30, 2024.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(2,348,637)	$—	$—	$—	$—	$(2,348,637)
Total	$(2,348,637)	$—	$—	$—	$—	$(2,348,637)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,076,799)	$—	$—	$—	$—	$(1,076,799)
Total	$(1,076,799)	$—	$—	$—	$—	$(1,076,799)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,434,633)	$—	$—	$—	$—	$(1,434,633)
Total	$(1,434,633)	$—	$—	$—	$—	$(1,434,633)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — long	$269,794,769
Average notional value of contracts — short	(4,920,112)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local
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Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$191,158,454	6.21%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.42%
Over $250 million up to $500 million	0.39
Over $500 million up to $1 billion	0.37
Over $1 billion	0.36
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	0.76%	March 1, 2025
Class C	1.54	March 1, 2025
Class I	0.56	March 1, 2025
Class I2, Class R6	0.46	March 1, 2025
Class I3	0.47	March 1, 2025
Class R	1.00	March 1, 2025
Class R4	0.65	March 1, 2025
Prior to March 1, 2024
Class I3	0.51
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class R4 (B)	$—	$—	$3,639	$2,524	$6,163

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Commenced operations on December 9, 2022.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$46,249	$1,606
Class C	—	2,580
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,249,291	$229,750
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$585,477,893	$396,172,097	$784,695,174	$343,394,146
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,159,451,466	$6,599,188	$(71,285,822)	$(64,686,634)
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting
Transamerica Funds
Semi-Annual Report 2024

Transamerica Short-Term Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
12. REORGANIZATION
Effective as of the close of business on December 9, 2022, High Quality Bond was reorganized into Short-Term Bond, and High Quality Bond was subsequently liquidated. Short-Term Bond acquired all of the net assets of High Quality Bond pursuant to a Plan of Reorganization. Short-Term Bond is the accounting survivor. The purpose of the transaction was to achieve operating efficiencies and a more cohesive, focused, and streamlined fund complex. The reorganization was accomplished by a tax-free exchange of shares of Short-Term Bond for shares of High Quality Bond following the close of business on December 9, 2022. The cost basis of the investments received from High Quality Bond was carried forward to align ongoing reporting of Short-Term Bond’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares issued to High Quality Bond shareholders, along with the exchange ratio of the reorganization for Short-Term Bond, were as follows:
High Quality Bond Class	High Quality Bond Shares	Short-Term Bond Class	Short-Term Bond Shares	Dollar Amount	Exchange Ratio(A)
Class I3	9,551,065	Class I3	9,282,599	$88,709,161	0.97
Class R	1,124,492	Class R	1,076,564	10,478,301	0.96
Class R4	2,771,953	Class R4	2,645,306	25,747,024	0.95

(A)	Calculated by dividing the Short-Term Bond shares issuable by the High Quality Bond shares outstanding on December 9, 2022.
The net assets of High Quality Bond, including unrealized appreciation (depreciation), were combined with those of Short-Term Bond. These amounts were as follows:
High Quality Bond Unrealized Appreciation (Depreciation)	High Quality Bond Net Assets	Short-Term Bond Net Assets Prior to Reorganization	Net Assets After Reorganization
$(7,405,918)	$124,934,486	$3,402,426,788	$3,527,361,274
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA STB 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Small Cap Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Small Cap Growth

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,163.90	$7.53	$1,017.90	$7.02	1.40%
Class C	1,000.00	1,158.10	11.43	1,014.30	10.67	2.13
Class I	1,000.00	1,166.80	5.93	1,019.40	5.52	1.10
Class I2	1,000.00	1,165.40	5.38	1,019.90	5.02	1.00
Class I3	1,000.00	1,165.40	5.38	1,019.90	5.02	1.00
Class R	1,000.00	1,163.70	8.07	1,017.40	7.52	1.50
Class R4	1,000.00	1,165.60	6.19	1,019.10	5.77	1.15
Class R6	1,000.00	1,165.40	5.38	1,019.90	5.02	1.00

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.3%
Repurchase Agreement	2.5
Net Other Assets (Liabilities)	1.2
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.9%
AerSale Corp. (A)	192,940	$ 1,375,662
Banks - 5.2%
Cadence Bank	70,440	1,949,075
Home BancShares, Inc.	145,106	3,436,110
Triumph Financial, Inc. (A)	35,155	2,473,506
		7,858,691
Building Products - 2.8%
AZEK Co., Inc. (A)	93,493	4,267,021
Chemicals - 1.4%
Quaker Chemical Corp.	11,065	2,063,954
Commercial Services & Supplies - 5.3%
Aris Water Solutions, Inc., Class A	163,990	2,300,780
Casella Waste Systems, Inc., Class A (A)	46,390	4,193,656
MSA Safety, Inc.	8,370	1,509,948
		8,004,384
Construction & Engineering - 1.2%
WillScot Mobile Mini Holdings Corp. (A)	51,278	1,895,235
Consumer Staples Distribution & Retail - 3.3%
Grocery Outlet Holding Corp. (A)	118,010	3,064,719
Sprouts Farmers Market, Inc. (A)	28,460	1,879,214
		4,943,933
Diversified Consumer Services - 1.9%
OneSpaWorld Holdings Ltd. (A)	232,045	2,951,612
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (A)	61,944	1,126,142
Oceaneering International, Inc. (A)	60,855	1,394,188
		2,520,330
Financial Services - 2.9%
I3 Verticals, Inc., Class A (A)	80,515	1,828,496
Repay Holdings Corp. (A)	250,567	2,548,266
		4,376,762
Food Products - 1.0%
J & J Snack Foods Corp.	11,640	1,598,056
Ground Transportation - 1.0%
Saia, Inc. (A)	3,770	1,496,049
Health Care Equipment & Supplies - 4.7%
CONMED Corp.	24,335	1,654,293
LeMaitre Vascular, Inc.	75,337	4,881,838
Neogen Corp. (A)	53,419	658,656
		7,194,787
Health Care Providers & Services - 4.7%
Chemed Corp.	6,471	3,675,528
Option Care Health, Inc. (A)	117,296	3,505,977
		7,181,505
Health Care Technology - 2.4%
Simulations Plus, Inc.	80,164	3,635,437
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.9%
Texas Roadhouse, Inc.	37,090	$ 5,963,330
Household Durables - 4.4%
Skyline Champion Corp. (A)	38,237	2,867,393
TopBuild Corp. (A)	9,293	3,760,598
		6,627,991
IT Services - 0.5%
Endava PLC, ADR (A)	27,783	805,707
Life Sciences Tools & Services - 7.4%
Medpace Holdings, Inc. (A)	14,665	5,695,153
Mesa Laboratories, Inc.	20,154	2,137,936
Repligen Corp. (A)	20,700	3,398,940
		11,232,029
Machinery - 1.6%
Federal Signal Corp.	29,445	2,393,879
Oil, Gas & Consumable Fuels - 8.5%
Excelerate Energy, Inc., Class A	170,200	2,869,572
Magnolia Oil & Gas Corp., Class A	125,220	3,139,265
Permian Resources Corp.	407,440	6,824,620
		12,833,457
Personal Care Products - 3.3%
Coty, Inc., Class A (A)	171,620	1,963,333
elf Beauty, Inc. (A)	18,930	3,076,693
		5,040,026
Pharmaceuticals - 1.3%
ANI Pharmaceuticals, Inc. (A)	29,761	1,964,226
Professional Services - 2.0%
WNS Holdings Ltd. (A)	72,100	3,021,711
Semiconductors & Semiconductor Equipment - 1.9%
PDF Solutions, Inc. (A)	47,400	1,425,792
Silicon Laboratories, Inc. (A)	11,641	1,414,265
		2,840,057
Software - 13.5%
Appfolio, Inc., Class A (A)	10,635	2,411,805
DoubleVerify Holdings, Inc. (A)	77,281	2,264,333
Guidewire Software, Inc. (A)	31,805	3,511,272
Model N, Inc. (A)	64,198	1,903,471
Pegasystems, Inc.	66,032	3,923,622
Qualys, Inc. (A)	23,147	3,794,025
Workiva, Inc. (A)	32,730	2,579,124
		20,387,652
Specialty Retail - 3.6%
America's Car-Mart, Inc. (A)	18,435	1,055,219
Boot Barn Holdings, Inc. (A)	40,735	4,337,056
		5,392,275
Textiles, Apparel & Luxury Goods - 1.6%
Steven Madden Ltd.	59,200	2,392,272
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 2.4%
SiteOne Landscape Supply, Inc. (A)	22,961	$ 3,602,351
Total Common Stocks (Cost $111,336,858)		145,860,381

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 2.50% (B), dated 04/30/2024, to be repurchased at $3,848,890 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $3,925,732.	$ 3,848,623	3,848,623
Total Repurchase Agreement (Cost $3,848,623)		3,848,623
Total Investments (Cost $115,185,481)		149,709,004
Net Other Assets (Liabilities) - 1.2%		1,785,865
Net Assets - 100.0%		$ 151,494,869
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$145,860,381	$—	$—	$145,860,381
Repurchase Agreement	—	3,848,623	—	3,848,623
Total Investments	$145,860,381	$3,848,623	$—	$149,709,004
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $111,336,858)	$145,860,381
Repurchase agreement, at value (cost $3,848,623)	3,848,623
Receivables and other assets:
Investments sold	1,561,880
Net income from securities lending	139
Shares of beneficial interest sold	987,263
Dividends	4,810
Interest	267
Prepaid expenses	655
Total assets	152,264,018
Liabilities:
Payables and other liabilities:
Investments purchased	577,566
Shares of beneficial interest redeemed	31,646
Investment management fees	119,540
Distribution and service fees	10,627
Transfer agent fees	4,651
Trustee and CCO fees	377
Audit and tax fees	12,871
Custody fees	6,248
Legal fees	77
Printing and shareholder reports fees	1,699
Registration fees	1,904
Other accrued expenses	1,943
Total liabilities	769,149
Net assets	$151,494,869
Net assets consist of:
Paid-in capital	$117,280,062
Total distributable earnings (accumulated losses)	34,214,807
Net assets	$151,494,869
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$15,368,351
Class C	1,485,295
Class I	15,764,592
Class I2	81,331,200
Class I3	19,684,499
Class R	11,922,976
Class R4	201,566
Class R6	5,736,390
Shares outstanding (unlimited shares, no par value):
Class A	2,606,514
Class C	311,244
Class I	2,476,191
Class I2	12,388,974
Class I3	3,001,358
Class R	1,905,074
Class R4	31,117
Class R6	874,128
Net asset value per share: (A)
Class A	$5.90
Class C	4.77
Class I	6.37
Class I2	6.56
Class I3	6.56
Class R	6.26
Class R4	6.48
Class R6	6.56
Maximum offering price per share: (B)
Class A	$6.24

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and Class C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$463,472
Interest income	67,375
Net income from securities lending	140
Total investment income	530,987
Expenses:
Investment management fees	695,541
Distribution and service fees:
Class A	18,815
Class C	8,260
Class R	30,654
Class R4	236
Transfer agent fees:
Class A	15,202
Class C	1,941
Class I	11,101
Class I2	3,129
Class I3	751
Class R	107
Class R4	7
Class R6	225
Trustee and CCO fees	3,030
Audit and tax fees	12,682
Custody fees	10,255
Legal fees	4,489
Printing and shareholder reports fees	5,513
Registration fees	57,688
Other	13,430
Total expenses before waiver and/or reimbursement and recapture	893,056
Expenses waived and/or reimbursed:
Class A	(4,315)
Class C	(904)
Class I	(1,427)
Class I2	(5,299)
Class I3	(1,254)
Class R	(328)
Class R4	(107)
Class R6	(389)
Recapture of previously waived and/or reimbursed fees:
Class A	104
Class C	3
Class I	553
Class I2	522
Class I3	107
Class R	85
Class R4	2
Class R6	46
Net expenses	880,455
Net investment income (loss)	(349,468)
Net realized gain (loss) on:
Investments	3,139,398
Net change in unrealized appreciation (depreciation) on:
Investments	21,406,924
Net realized and change in unrealized gain (loss)	24,546,322
Net increase (decrease) in net assets resulting from operations	$24,196,854
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$(349,468)	$(825,179)
Net realized gain (loss)	3,139,398	8,670,518
Net change in unrealized appreciation (depreciation)	21,406,924	(9,343,911)
Net increase (decrease) in net assets resulting from operations	24,196,854	(1,498,572)
Dividends and/or distributions to shareholders:
Class A	(712,266)	(575,278)
Class C	(102,287)	(98,872)
Class I	(1,156,463)	(824,355)
Class I2	(3,749,302)	(2,704,642)
Class I3	(882,279)	(858,155)
Class R	(567,870)	(546,657)
Class R4	(8,123)	(5,095)
Class R6	(272,085)	(211,342)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(7,450,675)	(5,824,396)
Capital share transactions:
Proceeds from shares sold:
Class A	2,370,705	2,040,434
Class C	149,164	98,206
Class I	7,771,715	5,979,690
Class I2	5,126,030	24,028,622
Class I3	177,705	437,610
Class R	325,468	631,013
Class R4	18,621	35,053
Class R6	170,129	258,646
	16,109,537	33,509,274
Dividends and/or distributions reinvested:
Class A	710,821	573,797
Class C	102,287	98,872
Class I	1,156,165	824,112
Class I2	2,129,810	1,220,897
Class I3	882,279	858,155
Class R	567,870	546,657
Class R4	8,123	5,095
Class R6	272,085	211,342
	5,829,440	4,338,927
Cost of shares redeemed:
Class A	(2,201,680)	(3,463,432)
Class C	(224,564)	(429,370)
Class I	(15,342,130)	(7,201,751)
Class I2	(8,997,070)	(18,318,276)
Class I3	(1,398,137)	(4,862,030)
Class R	(1,079,930)	(3,432,273)
Class R4	—	(61,707)
Class R6	(743,579)	(264,286)
	(29,987,090)	(38,033,125)
Automatic conversions:
Class A	261,026	125,198
Class C	(261,026)	(125,198)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,048,113)	(184,924)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	24 (A)	—
Class C	20 (A)	—
	44	—
Net increase (decrease) in net assets	8,698,110	(7,507,892)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Net assets:
Beginning of period/year	$142,796,759	$150,304,651
End of period/year	$151,494,869	$142,796,759
Capital share transactions - shares:
Shares issued:
Class A	396,761	351,081
Class C	30,327	20,802
Class I	1,196,383	974,651
Class I2	766,509	3,955,181
Class I3	26,975	67,630
Class R	52,440	103,064
Class R4	2,836	5,604
Class R6	26,247	41,363
	2,498,478	5,519,376
Shares reinvested:
Class A	118,867	109,294
Class C	21,090	22,781
Class I	179,250	146,379
Class I2	320,755	210,863
Class I3	132,873	148,213
Class R	89,428	98,143
Class R4	1,238	889
Class R6	40,977	36,501
	904,478	773,063
Shares redeemed:
Class A	(370,248)	(606,714)
Class C	(45,086)	(90,245)
Class I	(2,338,743)	(1,186,883)
Class I2	(1,340,323)	(2,900,380)
Class I3	(212,289)	(776,613)
Class R	(168,695)	(589,595)
Class R4	—	(9,729)
Class R6	(112,116)	(40,770)
	(4,587,500)	(6,200,929)
Automatic conversions:
Class A	43,782	21,511
Class C	(53,933)	(26,130)
	(10,151)	(4,619)
Net increase (decrease) in shares outstanding:
Class A	189,162	(124,828)
Class C	(47,602)	(72,792)
Class I	(963,110)	(65,853)
Class I2	(253,059)	1,265,664
Class I3	(52,441)	(560,770)
Class R	(26,827)	(388,388)
Class R4	4,074	(3,236)
Class R6	(44,892)	37,094
	(1,194,695)	86,891

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.32	$5.66	$9.13	$6.55	$6.43	$6.51
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.05)	(0.06)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.90	(0.05)	(2.44)	3.32	0.65	0.61
Total investment operations	0.88	(0.10)	(2.50)	3.25	0.58	0.56
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$5.90	$5.32	$5.66	$9.13	$6.55	$6.43
Total return (E)	16.39%(C)(F)	(1.70)%	(30.18)%(D)	51.78%	9.34%	11.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,368	$12,854	$14,396	$24,973	$16,017	$14,777
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.46%(G)	1.47%	1.42%	1.34%	1.42%	1.47%
Including waiver and/or reimbursement and recapture	1.40%(G)	1.40%	1.40%	1.38%	1.40%	1.35%
Net investment income (loss) to average net assets	(0.74)%(G)	(0.85)%	(0.94)%	(0.91)%	(1.07)%	(0.81)%
Portfolio turnover rate	23%(F)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.37	$4.73	$7.83	$5.73	$5.72	$5.91
Investment operations:
Net investment income (loss) (A)	(0.04)	(0.07)	(0.10)	(0.12)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.74	(0.05)	(2.04)	2.89	0.57	0.54
Total investment operations	0.70	(0.12)	(2.14)	2.77	0.47	0.45
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$4.77	$4.37	$4.73	$7.83	$5.73	$5.72
Total return (E)	15.81%(C)(F)	(2.50)%	(30.50)%(D)	50.73%	8.52%	10.28%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,485	$1,567	$2,041	$4,305	$3,771	$4,131
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.24%(G)	2.23%	2.16%	2.08%	2.15%	2.19%
Including waiver and/or reimbursement and recapture	2.13%(G)	2.13%	2.14%	2.11%	2.15%(H)	2.10%
Net investment income (loss) to average net assets	(1.45)%(G)	(1.58)%	(1.69)%	(1.64)%	(1.81)%	(1.55)%
Portfolio turnover rate	23%(F)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.20%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.71	$6.05	$9.65	$6.87	$6.71	$6.74
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.05)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.97	(0.07)	(2.58)	3.50	0.67	0.64
Total investment operations	0.96	(0.10)	(2.63)	3.45	0.62	0.61
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.37	$5.71	$6.05	$9.65	$6.87	$6.71
Total return	16.68%(B)	(1.59)%	(29.87)%	52.32%	9.56%	11.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$15,765	$19,647	$21,199	$48,376	$35,706	$37,424
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11%(C)	1.11%	1.09%	1.06%	1.09%	1.13%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.08%	1.06%	1.09%	1.07%
Net investment income (loss) to average net assets	(0.46)%(C)	(0.55)%	(0.64)%	(0.59)%	(0.76)%	(0.54)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.88	$6.21	$9.88	$7.02	$6.83	$6.85
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.04)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.99	(0.06)	(2.66)	3.57	0.70	0.65
Total investment operations	0.98	(0.09)	(2.70)	3.53	0.65	0.62
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.56	$5.88	$6.21	$9.88	$7.02	$6.83
Total return	16.54%(B)	(1.38)%	(29.89)%	52.35%	9.85%	11.48%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$81,332	$74,348	$70,676	$142,112	$79,099	$53,600
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.02%	0.99%	0.96%	1.00%	1.04%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	0.99%	0.97%	1.00%(D)	1.00%
Net investment income (loss) to average net assets	(0.33)%(C)	(0.45)%	(0.54)%	(0.49)%	(0.69)%	(0.46)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.88	$6.21	$9.87	$7.01	$6.83	$6.84
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.04)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.99	(0.06)	(2.65)	3.58	0.68	0.66
Total investment operations	0.98	(0.09)	(2.69)	3.53	0.64	0.63
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.56	$5.88	$6.21	$9.87	$7.01	$6.83
Total return	16.54%(B)	(1.38)%	(29.81)%	52.42%	9.69%	11.48%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,684	$17,942	$22,433	$34,682	$28,089	$26,997
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.02%	1.00%	0.96%	1.00%	1.04%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	0.99%	1.00%(D)	0.99%
Net investment income (loss) to average net assets	(0.33)%(C)	(0.45)%	(0.53)%	(0.51)%	(0.67)%	(0.46)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement and recapture rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.63	$5.99	$9.60	$6.87	$6.72	$6.79
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.07)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	0.96	(0.06)	(2.57)	3.48	0.69	0.63
Total investment operations	0.93	(0.12)	(2.64)	3.40	0.61	0.57
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.26	$5.63	$5.99	$9.60	$6.87	$6.72
Total return	16.37%(B)	(1.96)%	(30.16)%	51.54%	9.38%	10.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,923	$10,880	$13,897	$21,336	$14,838	$15,869
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.51%(C)	1.51%	1.49%	1.46%	1.49%	1.53%
Including waiver and/or reimbursement and recapture	1.50%(C)	1.50%	1.49%	1.46%	1.49%	1.49%
Net investment income (loss) to average net assets	(0.84)%(C)	(0.95)%	(1.03)%	(0.98)%	(1.15)%	(0.94)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.81	$6.15	$9.80	$6.98	$6.80	$6.81
Investment operations:
Net investment income (loss) (A)	(0.02)	(0.04)	(0.05)	(0.06)	(0.05)	(0.02)
Net realized and unrealized gain (loss)	0.99	(0.06)	(2.63)	3.55	0.69	0.65
Total investment operations	0.97	(0.10)	(2.68)	3.49	0.64	0.63
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.48	$5.81	$6.15	$9.80	$6.98	$6.80
Total return	16.56% (B)	(1.57)%	(29.93)%	52.06%	9.74%	11.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$202	$157	$186	$249	$93	$252
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.26%(C)	1.27%	1.25%	1.21%	1.25%	1.29%
Including waiver and/or reimbursement and recapture	1.15%(C)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss) to average net assets	(0.49)%(C)	(0.60)%	(0.69)%	(0.65)%	(0.77)%	(0.38)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$5.88	$6.21	$9.87	$7.01	$6.83	$6.85
Investment operations:
Net investment income (loss) (A)	(0.01)	(0.03)	(0.04)	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.99	(0.06)	(2.65)	3.57	0.68	0.65
Total investment operations	0.98	(0.09)	(2.69)	3.53	0.64	0.62
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.30)	(0.24)	(0.97)	(0.67)	(0.46)	(0.64)
Net asset value, end of period/year	$6.56	$5.88	$6.21	$9.87	$7.01	$6.83
Total return	16.54%(B)	(1.38)%	(29.82)%	52.42%	9.69%	11.48%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,736	$5,402	$5,477	$121	$80	$72
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%(C)	1.02%	1.00%	0.96%	1.00%	1.03%
Including waiver and/or reimbursement and recapture	1.00%(C)	1.00%	1.00%	0.96%	1.00%	1.00%
Net investment income (loss) to average net assets	(0.34)%(C)	(0.45)%	(0.54)%	(0.48)%	(0.66)%	(0.46)%
Portfolio turnover rate	23%(B)	37%	38%	40%	69%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $158.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$64,127,778	42.33%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.87%
Over $300 million	0.83
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.40%	March 1, 2025
Class C	2.13	March 1, 2025
Class I	1.10	March 1, 2025
Class I2, Class I3, Class R6	1.00	March 1, 2025
Class R	1.54	March 1, 2025
Class R4	1.15	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$2,085	$10,189	$4,315	$16,589
Class C	—	616	1,979	904	3,499
Class I	—	216	5,024	1,427	6,667
Class I2	—	—	11,259	5,299	16,558
Class I3	—	—	3,576	1,254	4,830
Class R4	73	194	183	107	557
Class R6	—	—	914	389	1,303

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$16,145	$—
Class C	—	71
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$32,022	$4,501
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$35,133,834	$—	$38,522,121	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$115,185,481	$44,263,935	$(9,740,412)	$34,523,523
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA SCG 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Small Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Small Cap Value

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,172.30	$6.97	$1,018.40	$6.47	1.29%
Class C	1,000.00	1,166.30	11.04	1,014.70	10.27	2.05
Class I	1,000.00	1,171.90	5.35	1,019.90	4.97	0.99
Class I2	1,000.00	1,174.90	4.81	1,020.40	4.47	0.89
Class I3	1,000.00	1,176.40	4.82	1,020.40	4.47	0.89
Class R	1,000.00	1,173.30	7.51	1,018.00	6.97	1.39
Class R4	1,000.00	1,173.90	5.95	1,019.40	5.52	1.10
Class R6	1,000.00	1,174.90	4.81	1,020.40	4.47	0.89

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	98.3%
Repurchase Agreement	1.4
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.9%
V2X, Inc. (A)	18,940	$ 920,105
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (A)	44,506	570,567
Automobile Components - 1.8%
Phinia, Inc.	37,212	1,451,268
Stoneridge, Inc. (A)	31,943	478,506
		1,929,774
Automobiles - 0.9%
Winnebago Industries, Inc.	14,622	900,423
Banks - 18.0%
Ameris Bancorp	24,554	1,165,824
Associated Banc-Corp.	49,431	1,041,511
Banc of California, Inc.	91,264	1,249,404
Banner Corp.	21,962	958,202
Columbia Banking System, Inc.	61,058	1,148,501
Enterprise Financial Services Corp.	19,856	754,727
FB Financial Corp.	27,569	1,010,404
First Bancorp/Southern Pines NC	28,095	854,369
First Interstate BancSystem, Inc., Class A	41,718	1,113,871
Independent Bank Group, Inc.	25,031	932,154
National Bank Holdings Corp., Class A	31,533	1,032,075
Pacific Premier Bancorp, Inc.	43,123	927,145
Pinnacle Financial Partners, Inc.	12,568	963,966
Renasant Corp.	30,497	886,243
Simmons First National Corp., Class A	51,164	874,393
Texas Capital Bancshares, Inc. (A)	14,293	820,418
United Community Banks, Inc.	37,836	954,602
Western Alliance Bancorp	19,109	1,085,964
Wintrust Financial Corp.	12,574	1,215,151
		18,988,924
Biotechnology - 0.4%
Coherus Biosciences, Inc. (A)(B)	190,116	372,627
Chemicals - 1.7%
Arcadium Lithium PLC (A)(B)	158,159	695,900
Cabot Corp.	12,362	1,127,785
		1,823,685
Commercial Services & Supplies - 1.0%
BrightView Holdings, Inc. (A)	91,919	1,034,089
Construction & Engineering - 1.6%
MasTec, Inc. (A)	18,666	1,655,487
Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	27,914	1,085,855
Consumer Finance - 1.6%
Encore Capital Group, Inc. (A)	18,537	761,685
PRA Group, Inc. (A)	39,191	932,354
		1,694,039
Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	20,049	1,101,492
	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (A)	25,415	$ 1,261,092
Electric Utilities - 1.9%
ALLETE, Inc.	15,672	928,096
PNM Resources, Inc.	28,871	1,069,959
		1,998,055
Electronic Equipment, Instruments & Components - 1.8%
Crane NXT Co.	18,154	1,103,945
ScanSource, Inc. (A)	20,028	833,565
		1,937,510
Energy Equipment & Services - 1.1%
Liberty Energy, Inc.	53,205	1,170,510
Entertainment - 0.9%
IMAX Corp. (A)	58,308	933,511
Gas Utilities - 2.2%
Chesapeake Utilities Corp.	10,362	1,097,025
Southwest Gas Holdings, Inc.	16,413	1,224,738
		2,321,763
Ground Transportation - 1.2%
Ryder System, Inc.	10,842	1,321,098
Health Care Equipment & Supplies - 2.3%
Inmode Ltd. (A)	26,248	451,203
Lantheus Holdings, Inc. (A)	29,053	1,933,187
		2,384,390
Health Care Providers & Services - 2.7%
AdaptHealth Corp. (A)	83,750	824,937
AMN Healthcare Services, Inc. (A)	16,707	1,002,086
Pennant Group, Inc. (A)	50,283	1,051,418
		2,878,441
Health Care REITs - 1.9%
American Healthcare REIT, Inc., REIT	80,709	1,108,135
Community Healthcare Trust, Inc., REIT	32,757	869,043
		1,977,178
Hotel & Resort REITs - 1.1%
Park Hotels & Resorts, Inc., REIT	72,798	1,174,232
Hotels, Restaurants & Leisure - 4.9%
Brinker International, Inc. (A)	27,167	1,456,151
Golden Entertainment, Inc.	26,697	855,639
Penn Entertainment, Inc. (A)	50,981	843,226
PlayAGS, Inc. (A)	111,357	984,396
Six Flags Entertainment Corp. (A)	44,119	1,040,326
		5,179,738
Household Durables - 1.8%
Helen of Troy Ltd. (A)	7,247	671,869
Taylor Morrison Home Corp. (A)	21,499	1,204,159
		1,876,028
Industrial REITs - 1.1%
Innovative Industrial Properties, Inc., REIT	10,969	1,134,195
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.9%
BRP Group, Inc., Class A (A)	48,896	$ 1,302,589
Hanover Insurance Group, Inc.	7,771	1,008,831
Selective Insurance Group, Inc.	9,115	926,540
Skyward Specialty Insurance Group, Inc. (A)	25,064	875,235
		4,113,195
Machinery - 3.2%
Astec Industries, Inc.	17,345	725,021
Barnes Group, Inc.	38,601	1,340,227
Wabash National Corp.	56,977	1,316,738
		3,381,986
Media - 0.9%
Thryv Holdings, Inc. (A)	42,175	970,447
Metals & Mining - 1.3%
Carpenter Technology Corp.	15,843	1,357,745
Mortgage Real Estate Investment Trusts - 1.7%
Dynex Capital, Inc., REIT	72,946	851,280
Redwood Trust, Inc., REIT	176,338	975,149
		1,826,429
Office REITs - 0.9%
Cousins Properties, Inc., REIT	39,306	901,680
Oil, Gas & Consumable Fuels - 6.1%
APA Corp.	27,962	879,125
CNX Resources Corp. (A)	50,840	1,195,757
Delek US Holdings, Inc.	38,218	1,044,498
Northern Oil & Gas, Inc.	32,011	1,305,729
Talos Energy, Inc. (A)	83,282	1,097,657
Vital Energy, Inc. (A)	16,580	879,071
		6,401,837
Passenger Airlines - 0.5%
Frontier Group Holdings, Inc. (A)(B)	87,881	530,801
Pharmaceuticals - 1.9%
Organon & Co.	60,150	1,119,391
Supernus Pharmaceuticals, Inc. (A)	31,256	940,806
		2,060,197
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (A)	110,950	1,070,667
Residential REITs - 2.2%
Centerspace, REIT	17,455	1,173,849
Independence Realty Trust, Inc., REIT	73,112	1,152,976
		2,326,825
Retail REITs - 0.9%
SITE Centers Corp., REIT	67,138	905,692
Semiconductors & Semiconductor Equipment - 2.1%
Alpha & Omega Semiconductor Ltd. (A)	51,996	1,137,152
SMART Global Holdings, Inc. (A)	59,285	1,083,137
		2,220,289
	Shares	Value
COMMON STOCKS (continued)
Software - 1.1%
A10 Networks, Inc.	86,428	$ 1,128,750
Specialized REITs - 2.9%
Outfront Media, Inc., REIT	81,529	1,293,050
PotlatchDeltic Corp., REIT	20,612	824,686
Safehold, Inc., REIT	53,939	983,847
		3,101,583
Specialty Retail - 4.4%
1-800-Flowers.com, Inc., Class A (A)	79,593	721,909
Asbury Automotive Group, Inc. (A)	6,380	1,341,331
MarineMax, Inc. (A)	23,573	581,546
Urban Outfitters, Inc. (A)	32,189	1,254,083
Victoria's Secret & Co. (A)	43,348	763,792
		4,662,661
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	7,941	863,981
Trading Companies & Distributors - 6.0%
Air Lease Corp.	24,317	1,221,686
GATX Corp.	9,107	1,114,332
GMS, Inc. (A)	20,538	1,900,176
Rush Enterprises, Inc., Class A	25,567	1,122,903
Titan Machinery, Inc. (A)	43,603	970,603
		6,329,700
Total Common Stocks (Cost $90,270,912)		103,779,273
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (C)	366,679	366,679
Total Other Investment Company (Cost $366,679)		366,679

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $1,510,090 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $1,540,266.	$ 1,509,985	1,509,985
Total Repurchase Agreement (Cost $1,509,985)		1,509,985
Total Investments (Cost $92,147,576)		105,655,937
Net Other Assets (Liabilities) - (0.1)%		(79,342)
Net Assets - 100.0%		$ 105,576,595
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$103,779,273	$—	$—	$103,779,273
Other Investment Company	366,679	—	—	366,679
Repurchase Agreement	—	1,509,985	—	1,509,985
Total Investments	$104,145,952	$1,509,985	$—	$105,655,937
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,068,967, collateralized by cash collateral of $366,679 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $732,127. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $90,637,591) (including securities loaned of $1,068,967)	$104,145,952
Repurchase agreement, at value (cost $1,509,985)	1,509,985
Receivables and other assets:
Investments sold	405,298
Net income from securities lending	250
Shares of beneficial interest sold	494
Dividends	43,301
Interest	105
Prepaid expenses	30,043
Total assets	106,135,428
Liabilities:
Cash collateral received upon return of:
Securities on loan	366,679
Payables and other liabilities:
Investments purchased	69,613
Shares of beneficial interest redeemed	5,268
Investment management fees	67,413
Distribution and service fees	5,100
Transfer agent fees	1,879
Trustee and CCO fees	2,283
Audit and tax fees	13,600
Custody fees	11,697
Legal fees	6,906
Printing and shareholder reports fees	3,504
Other accrued expenses	4,891
Total liabilities	558,833
Net assets	$105,576,595
Net assets consist of:
Paid-in capital	$93,593,866
Total distributable earnings (accumulated losses)	11,982,729
Net assets	$105,576,595
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

STATEMENT OF ASSETS AND LIABILITIES (continued)
At April 30, 2024
(unaudited)
Net assets by class:
Class A	$7,726,589
Class C	378,965
Class I	395,520
Class I2	51,891,296
Class I3	18,430,176
Class R	6,245,139
Class R4	190,070
Class R6	20,318,840
Shares outstanding (unlimited shares, no par value):
Class A	1,453,295
Class C	75,011
Class I	70,721
Class I2	9,543,920
Class I3	3,371,311
Class R	1,142,316
Class R4	34,767
Class R6	3,684,548
Net asset value per share: (A)
Class A	$5.32
Class C	5.05
Class I	5.59
Class I2	5.44
Class I3	5.47
Class R	5.47
Class R4	5.47
Class R6	5.51
Maximum offering price per share: (B)
Class A	$5.63

(A)
Net asset value per share for Class C, I, I2, I3, R, R4 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$1,403,635
Interest income	38,863
Net income from securities lending	2,728
Withholding taxes on foreign income	(1,522)
Total investment income	1,443,704
Expenses:
Investment management fees	530,436
Distribution and service fees:
Class A	9,704
Class C	2,192
Class R	15,457
Class R4	233
Transfer agent fees:
Class A	6,709
Class C	406
Class I	334
Class I2	2,933
Class I3	698
Class R	53
Class R4	7
Class R6	773
Trustee and CCO fees	4,427
Audit and tax fees	13,342
Custody fees	16,474
Legal fees	9,673
Printing and shareholder reports fees	5,351
Registration fees	45,689
Other	15,799
Total expenses before waiver and/or reimbursement and recapture	680,690
Expenses waived and/or reimbursed:
Class A	(4,274)
Class C	(248)
Class I	(432)
Class I2	(33,482)
Class I3	(8,799)
Class R	(2,692)
Class R4	(125)
Class R6	(10,132)
Recapture of previously waived and/or reimbursed fees:
Class A	396
Class C	23
Class I	169
Class I2	432
Class I3	928
Class R	309
Class R4	9
Class R6	1,421
Net expenses	624,193
Net investment income (loss)	819,511
Net realized gain (loss) on:
Investments	5,819,481
Net change in unrealized appreciation (depreciation) on:
Investments	18,823,667
Net realized and change in unrealized gain (loss)	24,643,148
Net increase (decrease) in net assets resulting from operations	$25,462,659
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$819,511	$2,918,751
Net realized gain (loss)	5,819,481	(1,672,036)
Net change in unrealized appreciation (depreciation)	18,823,667	(41,628,843)
Net increase (decrease) in net assets resulting from operations	25,462,659	(40,382,128)
Dividends and/or distributions to shareholders:
Class A	(209,787)	(1,545,782)
Class C	(10,543)	(99,263)
Class I	—	(2,858,762)
Class I2	(2,740,221)	(62,623,419)
Class I3	(570,906)	(4,080,999)
Class R	(158,802)	(1,233,535)
Class R4	(5,280)	(32,848)
Class R6	(629,520)	(1,072,102)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(4,325,059)	(73,546,710)
Capital share transactions:
Proceeds from shares sold:
Class A	667,859	1,349,870
Class C	5,358	57,412
Class I	16,986	893,288
Class I2	1,043,142	27,461,498
Class I3	186,303	272,250
Class R	286,043	346,677
Class R4	1,577	34,594
Class R6	14,476,248	255,136
	16,683,516	30,670,725
Dividends and/or distributions reinvested:
Class A	209,787	1,545,782
Class C	10,543	99,263
Class I	—	2,858,762
Class I2	2,740,221	62,623,419
Class I3	570,906	4,080,999
Class R	158,802	1,233,535
Class R4	5,280	32,848
Class R6	629,520	1,072,102
	4,325,059	73,546,710
Cost of shares redeemed:
Class A	(1,194,973)	(1,853,080)
Class C	(5,201)	(122,692)
Class I	(13,546,131)	(2,455,535)
Class I2	(145,627,066)	(175,771,340)
Class I3	(1,278,208)	(4,843,860)
Class R	(347,016)	(1,713,100)
Class R4	—	(9,490)
Class R6	(1,992,617)	(793,635)
	(163,991,212)	(187,562,732)
Automatic conversions:
Class A	125,695	7,759
Class C	(125,695)	(7,759)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(142,982,637)	(83,345,297)
Net increase (decrease) in net assets	(121,845,037)	(197,274,135)
Net assets:
Beginning of period/year	227,421,632	424,695,767
End of period/year	$105,576,595	$227,421,632
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	124,672	240,829
Class C	1,044	11,592
Class I	3,004	165,466
Class I2	183,896	5,188,446
Class I3	33,832	48,410
Class R	51,064	62,083
Class R4	284	5,082
Class R6	2,875,611	49,695
	3,273,407	5,771,603
Shares reinvested:
Class A	38,423	294,435
Class C	2,027	19,813
Class I	—	533,351
Class I2	491,960	11,683,474
Class I3	101,948	757,143
Class R	28,307	228,432
Class R4	941	6,094
Class R6	111,419	197,440
	775,025	13,720,182
Shares redeemed:
Class A	(227,517)	(350,107)
Class C	(1,030)	(23,196)
Class I	(2,747,232)	(435,515)
Class I2	(28,738,264)	(33,253,909)
Class I3	(234,964)	(902,822)
Class R	(63,641)	(302,904)
Class R4	—	(1,851)
Class R6	(360,844)	(132,653)
	(32,373,492)	(35,402,957)
Automatic conversions:
Class A	23,513	1,479
Class C	(24,682)	(1,555)
	(1,169)	(76)
Net increase (decrease) in shares outstanding:
Class A	(40,909)	186,636
Class C	(22,641)	6,654
Class I	(2,744,228)	263,302
Class I2	(28,062,408)	(16,381,989)
Class I3	(99,184)	(97,269)
Class R	15,730	(12,389)
Class R4	1,225	9,325
Class R6	2,626,186	114,482
	(28,326,229)	(15,911,248)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.66	$6.55	$12.91	$8.13	$9.83	$10.66
Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.03	(0.00)(B)	0.05	(0.01)
Net realized and unrealized gain (loss)	0.79	(0.77)	(0.64)	4.78	(1.36)	0.11
Total investment operations	0.81	(0.75)	(0.61)	4.78	(1.31)	0.10
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.05)	(0.05)	—	(0.18)	(0.06)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.15)	(1.14)	(5.75)	—	(0.39)	(0.93)
Net asset value, end of period/year	$5.32	$4.66	$6.55	$12.91	$8.13	$9.83
Total return (D)	17.23%(E)	(13.43)%	(7.92)%(C)	58.79%	(14.03)%	2.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$7,727	$6,957	$8,559	$9,240	$4,246	$4,543
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.39%(F)	1.28%	1.24%	1.19%	1.39%	1.36%
Including waiver and/or reimbursement and recapture	1.29%(F)	1.27%	1.21%	1.26%	1.30%	1.27%
Net investment income (loss) to average net assets	0.79%(F)	0.36%	0.48%	0.00%(G)	0.66%	(0.08)%
Portfolio turnover rate	17%(E)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.42	$6.28	$12.60	$7.99	$9.67	$10.50
Investment operations:
Net investment income (loss) (A)	0.00 (B)	(0.02)	(0.02)	(0.07)	(0.00)(B)	(0.07)
Net realized and unrealized gain (loss)	0.74	(0.73)	(0.63)	4.68	(1.36)	0.11
Total investment operations	0.74	(0.75)	(0.65)	4.61	(1.36)	0.04
Contributions from affiliate	—	—	0.03 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.02)	—	—	(0.11)	—
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.11)	(1.11)	(5.70)	—	(0.32)	(0.87)
Net asset value, end of period/year	$5.05	$4.42	$6.28	$12.60	$7.99	$9.67
Total return (D)	16.63%(E)	(13.99)%	(8.28)%(C)	57.70%	(14.67)%	1.60%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$379	$431	$572	$756	$581	$744
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	2.15%(F)	2.03%	1.99%	1.93%	2.05%	2.02%
Including waiver and/or reimbursement and recapture	2.05%(F)	2.03%	1.99%(G)	1.95%	2.05%(G)	2.00%
Net investment income (loss) to average net assets	0.12%(F)	(0.40)%	(0.29)%	(0.61)%	(0.06)%	(0.75)%
Portfolio turnover rate	17%(E)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.39%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.77	$6.67	$13.06	$8.22	$9.93	$10.75
Investment operations:
Net investment income (loss) (A)	0.06	0.04	0.06	0.05	0.08	0.02
Net realized and unrealized gain (loss)	0.76	(0.79)	(0.66)	4.81	(1.38)	0.12
Total investment operations	0.82	(0.75)	(0.60)	4.86	(1.30)	0.14
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	(0.06)	(0.09)	(0.02)	(0.20)	(0.09)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	—	(1.15)	(5.79)	(0.02)	(0.41)	(0.96)
Net asset value, end of period/year	$5.59	$4.77	$6.67	$13.06	$8.22	$9.93
Total return	17.19%(B)	(13.10)%	(7.72)%	59.14%	(13.77)%	2.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$396	$13,415	$17,023	$19,027	$12,838	$15,653
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%(C)	0.96%	0.94%	0.90%	1.02%	1.00%
Including waiver and/or reimbursement and recapture	0.99%(C)	0.96%	0.94%	0.91%	1.02%(D)	0.99%
Net investment income (loss) to average net assets	1.83%(C)	0.67%	0.75%	0.41%	0.96%	0.19%
Portfolio turnover rate	17%(B)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.77	$6.68	$13.08	$8.23	$9.94	$10.76
Investment operations:
Net investment income (loss) (A)	0.04	0.05	0.06	0.07	0.05	0.09
Net realized and unrealized gain (loss)	0.80	(0.80)	(0.66)	4.81	1.34	0.05
Total investment operations	0.84	(0.75)	(0.60)	4.88	(1.29)	0.14
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)	(0.09)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)	(0.96)
Net asset value, end of period/year	$5.44	$4.77	$6.68	$13.08	$8.23	$9.94
Total return	17.49%(B)	(13.13)%	(7.63)%	59.35%	(13.69)%	2.66%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,891	$179,319	$360,477	$643,658	$419,838	$52,241
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(D)	0.87%	0.84%	0.80%	0.92%	0.90%
Including waiver and/or reimbursement and recapture	0.89%(D)	0.87%	0.84%	0.80%	0.92%(E)	0.90%(E)
Net investment income (loss) to average net assets	1.35%(D)	0.86%	0.86%	0.60%	0.68%	0.89%
Portfolio turnover rate	17%(B)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Total return reflects certain litigation payments received by the Fund in the year. Had these payments not occurred, the total return would be 0.30% lower.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I3
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.79	$6.70	$13.10	$8.24	$9.96	$10.77
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.06	0.06	0.08	0.04
Net realized and unrealized gain (loss)	0.82	(0.79)	(0.66)	4.83	(1.38)	0.11
Total investment operations	0.85	(0.75)	(0.60)	4.89	(1.30)	0.15
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)	(0.09)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)	(0.96)
Net asset value, end of period/year	$5.47	$4.79	$6.70	$13.10	$8.24	$9.96
Total return	17.64%(B)	(13.12)%	(7.70)%	59.37%	(13.75)%	2.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$18,430	$16,635	$23,917	$31,764	$28,471	$24,216
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(C)	0.87%	0.84%	0.80%	0.92%	0.90%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.87%	0.84%	0.83%	0.92%(D)	0.90%(D)
Net investment income (loss) to average net assets	1.19%(C)	0.80%	0.85%	0.52%	1.04%	0.40%
Portfolio turnover rate	17%(B)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class R
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.78	$6.68	$13.05	$8.23	$9.93	$10.73
Investment operations:
Net investment income (loss) (A)	0.02	0.02	0.03	0.00 (B)	0.05	(0.01)
Net realized and unrealized gain (loss)	0.81	(0.80)	(0.67)	4.82	(1.38)	0.10
Total investment operations	0.83	(0.78)	(0.64)	4.82	(1.33)	0.09
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.03)	(0.03)	—	(0.16)	(0.02)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.14)	(1.12)	(5.73)	—	(0.37)	(0.89)
Net asset value, end of period/year	$5.47	$4.78	$6.68	$13.05	$8.23	$9.93
Total return	17.33%(C)	(13.54)%	(8.16)%	58.57%	(14.05)%	2.13%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,245	$5,388	$7,613	$10,125	$6,206	$7,982
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.47%(D)	1.36%	1.34%	1.29%	1.42%	1.40%
Including waiver and/or reimbursement and recapture	1.39%(D)	1.36%	1.34%	1.29%	1.40%	1.39%
Net investment income (loss) to average net assets	0.68%(D)	0.29%	0.36%	0.02%	0.59%	(0.08)%
Portfolio turnover rate	17%(C)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R4
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.79	$6.70	$13.07	$8.23	$9.95	$10.74
Investment operations:
Net investment income (loss) (A)	0.03	0.03	0.04	0.02	0.08	(0.01)
Net realized and unrealized gain (loss)	0.81	(0.79)	(0.66)	4.83	(1.39)	0.14
Total investment operations	0.84	(0.76)	(0.62)	4.85	(1.31)	0.13
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.06)	(0.05)	(0.01)	(0.20)	(0.05)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.16)	(1.15)	(5.75)	(0.01)	(0.41)	(0.92)
Net asset value, end of period/year	$5.47	$4.79	$6.70	$13.07	$8.23	$9.95
Total return	17.39% (B)	(13.32)%	(7.85)%	58.90%	(13.88)%	2.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$190	$161	$162	$184	$117	$328
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.22%(C)	1.12%	1.09%	1.05%	1.17%	1.15%
Including waiver and/or reimbursement and recapture	1.10%(C)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss) to average net assets	0.97%(C)	0.50%	0.59%	0.20%	0.93%	(0.07)%
Portfolio turnover rate	17%(B)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$4.83	$6.75	$13.16	$8.28	$10.00	$10.81
Investment operations:
Net investment income (loss) (A)	0.03	0.04	0.06	0.06	0.09	0.03
Net realized and unrealized gain (loss)	0.82	(0.80)	(0.67)	4.85	(1.39)	0.12
Total investment operations	0.85	(0.76)	(0.61)	4.91	(1.30)	0.15
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.07)	(0.10)	(0.03)	(0.21)	(0.09)
Net realized gains	—	(1.09)	(5.70)	—	(0.21)	(0.87)
Total dividends and/or distributions to shareholders	(0.17)	(1.16)	(5.80)	(0.03)	(0.42)	(0.96)
Net asset value, end of period/year	$5.51	$4.83	$6.75	$13.16	$8.28	$10.00
Total return	17.49%(B)	(13.15)%	(7.68)%	59.35%	(13.69)%	2.84%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,319	$5,116	$6,373	$80	$50	$58
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.97%(C)	0.87%	0.84%	0.80%	0.92%	0.90%
Including waiver and/or reimbursement and recapture	0.89%(C)	0.87%	0.84%	0.80%	0.90%	0.90%(D)
Net investment income (loss) to average net assets	1.17%(C)	0.75%	0.79%	0.50%	1.08%	0.35%
Portfolio turnover rate	17%(B)	33%	38%	94%	80%	168%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds. The Fund currently offers eight classes of shares, Class A, Class C, Class I, Class I2, Class I3, Class R, Class R4 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $13,321.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$366,679	$—	$—	$—	$366,679
Total Borrowings	$366,679	$—	$—	$—	$366,679
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$72,985,100	69.13%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $300 million	0.80%
Over $300 million up to $800 million	0.75
Over $800 million	0.71
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.29%	March 1, 2025
Class C	2.05	March 1, 2025
Class I	0.99	March 1, 2025
Class I2, Class I3, Class R6	0.89	March 1, 2025
Class R	1.40	March 1, 2025
Class R4	1.10	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$—	$—	$4,200	$4,200
Class C	—	—	—	225	225
Class I	—	—	—	263	263
Class I2	—	—	—	33,050	33,050
Class I3	—	—	—	7,871	7,871
Class R	—	—	—	2,127	2,127
Class R4	1	21	55	125	202
Class R6	—	—	—	8,710	8,710

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00
Class R	0.50
Class R4	0.25

(A)	12b-1 fees are not applicable for Class I, Class I2, Class I3 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$1,444	$4
Class C	—	9
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$11,769	$1,824
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$23,309,084	$—	$153,658,768	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$92,147,576	$22,374,913	$(8,866,552)	$13,508,361
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
11. REGULATORY UPDATE (continued)
highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA SCV 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Small/Mid Cap Value
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Small/Mid Cap Value

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,157.30	$6.54	$1,018.80	$6.12	1.22%
Class C	1,000.00	1,152.90	10.55	1,015.10	9.87	1.97
Class I	1,000.00	1,159.10	4.94	1,020.30	4.62	0.92
Class I2	1,000.00	1,159.70	4.46	1,020.70	4.17	0.83
Class R6	1,000.00	1,159.60	4.46	1,020.70	4.17	0.83

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Repurchase Agreement	3.5
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.8)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	15,650	$ 3,966,023
Elbit Systems Ltd.	6,500	1,318,980
Huntington Ingalls Industries, Inc.	38,521	10,667,621
V2X, Inc. (A)	10,150	493,087
		16,445,711
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	43,400	3,081,400
Automobile Components - 0.5%
Dana, Inc.	44,500	553,135
Gentex Corp.	24,300	833,490
Stoneridge, Inc. (A)	13,500	202,230
Visteon Corp. (A)	19,400	2,146,222
		3,735,077
Banks - 6.1%
Atlantic Union Bankshares Corp.	26,000	826,020
Berkshire Hills Bancorp, Inc.	86,750	1,849,510
Columbia Banking System, Inc.	92,000	1,730,520
Community West Bancshares	16,300	279,871
Dime Community Bancshares, Inc.	92,000	1,674,400
First Citizens BancShares, Inc., Class A	8,716	14,701,800
First Community Bankshares, Inc.	52,500	1,741,950
First Merchants Corp.	61,450	2,053,659
Lakeland Bancorp, Inc.	118,500	1,444,515
OceanFirst Financial Corp.	75,750	1,118,070
Princeton Bancorp, Inc.	10,500	306,075
Provident Financial Services, Inc.	75,350	1,106,138
Sandy Spring Bancorp, Inc.	75,800	1,550,110
TrustCo Bank Corp.	89,400	2,379,828
United Bankshares, Inc.	18,600	603,756
United Community Banks, Inc.	81,400	2,053,722
WaFd, Inc.	111,800	3,028,662
Webster Financial Corp.	86,000	3,769,380
		42,217,986
Biotechnology - 0.4%
Exelixis, Inc. (A)	95,600	2,242,776
Prothena Corp. PLC (A)	11,400	231,876
		2,474,652
Building Products - 2.1%
American Woodmark Corp. (A)	26,200	2,412,496
Builders FirstSource, Inc. (A)	11,200	2,047,584
Gibraltar Industries, Inc. (A)	10,850	775,341
Hayward Holdings, Inc. (A)	118,150	1,604,477
Masonite International Corp. (A)	10,200	1,352,010
Owens Corning	19,850	3,338,968
Quanex Building Products Corp.	85,750	2,848,615
		14,379,491
Capital Markets - 0.9%
Piper Sandler Cos.	18,450	3,612,325
Stifel Financial Corp.	36,000	2,877,120
		6,489,445
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.7%
Huntsman Corp.	44,100	$ 1,052,226
LSB Industries, Inc. (A)	147,000	1,367,100
Mosaic Co.	242,100	7,599,519
Olin Corp.	29,000	1,516,120
		11,534,965
Commercial Services & Supplies - 0.4%
HNI Corp.	41,000	1,719,950
Tetra Tech, Inc.	4,500	876,240
		2,596,190
Communications Equipment - 0.3%
Harmonic, Inc. (A)	87,750	942,435
KVH Industries, Inc. (A)	103,500	496,800
Silicom Ltd. (A)	44,100	683,109
		2,122,344
Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	14,850	4,594,738
EMCOR Group, Inc.	14,500	5,178,965
Granite Construction, Inc.	48,400	2,686,200
		12,459,903
Consumer Finance - 0.7%
Ally Financial, Inc.	130,905	5,020,207
Consumer Staples Distribution & Retail - 3.3%
Dollar General Corp.	14,800	2,060,012
Dollar Tree, Inc. (A)	51,000	6,030,750
Ingles Markets, Inc., Class A	12,700	911,225
US Foods Holding Corp. (A)	107,300	5,391,825
Village Super Market, Inc., Class A	30,600	855,882
Walgreens Boots Alliance, Inc.	415,600	7,368,588
		22,618,282
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	240,630	6,220,285
Greif, Inc., Class A	21,350	1,308,328
		7,528,613
Distributors - 1.1%
LKQ Corp.	172,400	7,435,612
Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	4,500	62,235
Stride, Inc. (A)	36,450	2,433,038
		2,495,273
Diversified Telecommunication Services - 0.7%
GCI Liberty, Inc. (A)(B)(C)(D)	83,400	0
Liberty Global Ltd., Class A (A)	324,114	5,151,792
		5,151,792
Electric Utilities - 4.2%
Evergy, Inc.	250,700	13,149,215
Exelon Corp.	109,700	4,122,526
OGE Energy Corp.	320,600	11,108,790
Portland General Electric Co.	25,250	1,091,557
		29,472,088
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,800	$ 446,940
LSI Industries, Inc.	216,500	3,160,900
Regal Rexnord Corp.	14,250	2,299,523
		5,907,363
Electronic Equipment, Instruments & Components - 3.4%
Coherent Corp. (A)	20,250	1,106,258
Flex Ltd. (A)	71,500	2,048,475
IPG Photonics Corp. (A)	9,900	831,402
Itron, Inc. (A)	11,500	1,059,380
Methode Electronics, Inc.	30,500	371,795
OSI Systems, Inc. (A)	22,600	2,970,544
TD SYNNEX Corp.	45,600	5,373,504
Vishay Intertechnology, Inc.	106,500	2,464,410
Vontier Corp.	174,027	7,070,717
		23,296,485
Energy Equipment & Services - 1.5%
Helix Energy Solutions Group, Inc. (A)	197,650	2,122,761
Helmerich & Payne, Inc.	43,750	1,720,687
Noble Corp. PLC	102,000	4,526,760
Seadrill Ltd. (A)	22,400	1,087,520
Select Water Solutions, Inc.	88,650	819,126
		10,276,854
Entertainment - 1.6%
Madison Square Garden Entertainment Corp. (A)	73,000	2,857,950
Madison Square Garden Sports Corp. (A)	10,500	1,952,160
Sphere Entertainment Co. (A)	32,600	1,266,836
Warner Bros Discovery, Inc. (A)	698,800	5,143,168
		11,220,114
Financial Services - 2.8%
Corpay, Inc. (A)	25,400	7,674,356
Fidelity National Information Services, Inc.	75,600	5,134,752
Global Payments, Inc.	52,400	6,433,148
		19,242,256
Food Products - 3.3%
Archer-Daniels-Midland Co.	117,900	6,916,014
Nomad Foods Ltd.	102,650	1,853,859
Post Holdings, Inc. (A)	67,687	7,184,975
Tyson Foods, Inc., Class A	118,800	7,205,220
		23,160,068
Gas Utilities - 0.9%
National Fuel Gas Co.	122,994	6,530,981
Ground Transportation - 0.2%
U-Haul Holding Co.	21,000	1,287,720
Health Care Equipment & Supplies - 1.5%
AngioDynamics, Inc. (A)	153,400	888,186
Baxter International, Inc.	76,500	3,088,305
Inmode Ltd. (A)	71,250	1,224,787
Integra LifeSciences Holdings Corp. (A)	7,500	218,775
Koninklijke Philips NV (A)(E)	160,511	4,261,567
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (A)	79,350	$ 419,762
QuidelOrtho Corp. (A)	9,000	364,950
		10,466,332
Health Care Providers & Services - 3.6%
AMN Healthcare Services, Inc. (A)	19,750	1,184,605
Centene Corp. (A)	103,700	7,576,322
Cross Country Healthcare, Inc. (A)	127,000	2,235,200
Encompass Health Corp.	37,100	3,093,398
Enhabit, Inc. (A)	125,000	1,261,250
Laboratory Corp. of America Holdings	45,699	9,202,408
National HealthCare Corp.	8,450	767,851
		25,321,034
Health Care REITs - 0.9%
Community Healthcare Trust, Inc., REIT	58,100	1,541,393
Healthpeak Properties, Inc., REIT	119,800	2,229,478
Sabra Health Care, Inc., REIT	187,600	2,611,392
		6,382,263
Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc., REIT	166,000	2,450,160
DiamondRock Hospitality Co., REIT	135,000	1,201,500
Summit Hotel Properties, Inc., REIT	76,850	461,869
		4,113,529
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands, Inc.	28,450	733,725
Bowlero Corp., Class A (E)	51,450	604,538
Churchill Downs, Inc.	14,100	1,818,900
Golden Entertainment, Inc.	16,205	519,370
		3,676,533
Household Durables - 1.1%
Helen of Troy Ltd. (A)	18,200	1,687,322
KB Home	41,050	2,658,398
La-Z-Boy, Inc.	43,600	1,431,824
PulteGroup, Inc.	10,000	1,114,200
Sonos, Inc. (A)	51,700	873,730
		7,765,474
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	26,800	2,194,116
Industrial REITs - 0.3%
LXP Industrial Trust, REIT	222,250	1,855,788
Insurance - 5.0%
Arch Capital Group Ltd. (A)	33,000	3,086,820
Everest Group Ltd.	9,150	3,352,651
Fidelity National Financial, Inc.	133,000	6,583,500
Markel Group, Inc. (A)	6,113	8,915,199
Old Republic International Corp.	176,386	5,266,886
Selective Insurance Group, Inc.	27,850	2,830,953
United Fire Group, Inc.	35,850	791,927
Willis Towers Watson PLC	15,400	3,867,556
		34,695,492
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.6%
IAC, Inc. (A)	150,641	$ 7,164,486
Match Group, Inc. (A)	129,900	4,003,518
		11,168,004
Leisure Products - 0.6%
BRP, Inc. (E)	18,200	1,224,314
MasterCraft Boat Holdings, Inc. (A)	81,200	1,642,676
Polaris, Inc.	18,150	1,545,654
		4,412,644
Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	31,500	1,652,490
Bio-Rad Laboratories, Inc., Class A (A)	37,872	10,215,972
Maravai LifeSciences Holdings, Inc., Class A (A)	111,200	911,840
		12,780,302
Machinery - 2.3%
Allison Transmission Holdings, Inc.	26,800	1,971,140
CNH Industrial NV (A)	202,200	2,305,080
Columbus McKinnon Corp.	62,000	2,558,740
Douglas Dynamics, Inc.	26,000	588,640
Gencor Industries, Inc. (A)	59,650	1,012,260
Miller Industries, Inc.	30,500	1,485,655
Mueller Industries, Inc.	86,000	4,800,520
Oshkosh Corp.	8,400	943,068
		15,665,103
Media - 4.8%
Altice USA, Inc., Class A (A)	698,917	1,348,910
EchoStar Corp., Class A (A)	119,826	1,916,018
Fox Corp., Class A	223,200	6,921,432
Liberty Broadband Corp., Class C (A)	193,035	9,599,630
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	323,187	7,775,879
News Corp., Class A	212,400	5,055,120
Perion Network Ltd. (A)	49,000	616,910
		33,233,899
Metals & Mining - 1.0%
Commercial Metals Co.	44,450	2,388,743
Kaiser Aluminum Corp.	21,250	1,922,912
Metallus, Inc. (A)	93,700	1,926,472
Radius Recycling, Inc.	49,250	857,935
		7,096,062
Multi-Utilities - 5.6%
CenterPoint Energy, Inc.	235,000	6,847,900
Dominion Energy, Inc.	320,100	16,318,698
NiSource, Inc.	415,438	11,574,103
Northwestern Energy Group, Inc.	85,100	4,292,444
		39,033,145
Office REITs - 0.7%
Brandywine Realty Trust, REIT	66,000	299,640
	Shares	Value
COMMON STOCKS (continued)
Office REITs (continued)
JBG SMITH Properties, REIT	269,096	$ 4,039,131
Piedmont Office Realty Trust, Inc., Class A, REIT	84,500	582,205
		4,920,976
Oil, Gas & Consumable Fuels - 5.5%
Delek US Holdings, Inc.	68,500	1,872,105
EQT Corp.	50,240	2,014,122
HF Sinclair Corp.	78,600	4,264,050
Kinder Morgan, Inc.	479,200	8,759,776
Magnolia Oil & Gas Corp., Class A	257,200	6,448,004
Ovintiv, Inc.	54,100	2,776,412
REX American Resources Corp. (A)	59,600	3,297,668
Teekay Tankers Ltd., Class A	14,100	821,607
Williams Cos., Inc.	215,400	8,262,744
		38,516,488
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	27,400	2,005,406
Pharmaceuticals - 4.1%
Innoviva, Inc. (A)	161,000	2,432,710
Jazz Pharmaceuticals PLC (A)	58,700	6,501,025
Organon & Co.	241,500	4,494,315
Perrigo Co. PLC	296,900	9,696,754
Viatris, Inc.	460,400	5,326,828
		28,451,632
Professional Services - 3.5%
ASGN, Inc. (A)	20,500	1,977,225
Clarivate PLC (A)(E)	469,200	3,171,792
FTI Consulting, Inc. (A)	3,300	705,639
Heidrick & Struggles International, Inc.	50,450	1,487,266
ICF International, Inc.	25,400	3,664,966
Jacobs Solutions, Inc.	28,500	4,090,605
KBR, Inc.	69,300	4,500,342
Leidos Holdings, Inc.	17,200	2,411,784
Science Applications International Corp.	17,500	2,252,250
		24,261,869
Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	59,750	571,808
Retail REITs - 0.5%
Agree Realty Corp., REIT	30,250	1,730,905
Kite Realty Group Trust, REIT	51,900	1,131,420
Realty Income Corp., REIT	15,000	803,100
		3,665,425
Semiconductors & Semiconductor Equipment - 2.3%
AXT, Inc. (A)	114,500	343,500
Cohu, Inc. (A)	69,650	2,111,788
Kulicke & Soffa Industries, Inc.	7,500	347,100
Magnachip Semiconductor Corp. (A)	166,800	837,336
MKS Instruments, Inc.	15,350	1,826,343
Onto Innovation, Inc. (A)	17,600	3,264,624
Qorvo, Inc. (A)	14,750	1,723,390
Silicon Motion Technology Corp., ADR	25,200	1,860,012
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd. (A)	51,700	$ 1,699,379
Universal Display Corp.	10,100	1,595,598
		15,609,070
Software - 0.6%
Adeia, Inc.	153,050	1,506,012
Progress Software Corp.	47,400	2,361,468
		3,867,480
Specialized REITs - 1.3%
Crown Castle, Inc.	32,600	3,057,228
Gaming & Leisure Properties, Inc.	145,826	6,231,145
		9,288,373
Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A (A)	23,800	2,892,176
Academy Sports & Outdoors, Inc.	14,450	842,435
Advance Auto Parts, Inc.	26,600	1,941,268
American Eagle Outfitters, Inc.	113,800	2,760,788
Urban Outfitters, Inc. (A)	59,500	2,318,120
Williams-Sonoma, Inc.	8,750	2,509,325
		13,264,112
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	319,300	5,428,100
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (A)	2,450	2,005,252
Steven Madden Ltd.	40,000	1,616,400
Tapestry, Inc.	38,150	1,522,948
		5,144,600
Total Common Stocks (Cost $539,808,202)		673,035,931
	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	3,083,367	$ 3,083,367
Total Other Investment Company (Cost $3,083,367)		3,083,367

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 2.50% (F), dated 04/30/2024, to be repurchased at $24,162,516 on 05/01/2024. Collateralized by U.S. Government Obligations, 3.75% - 4.88%, due 04/15/2026 - 04/30/2026, and with a total value of $24,644,213.	$ 24,160,838	24,160,838
Total Repurchase Agreement (Cost $24,160,838)		24,160,838
Total Investments (Cost $567,052,407)		700,280,136
Net Other Assets (Liabilities) - (0.8)%		(5,752,523)
Net Assets - 100.0%		$ 694,527,613
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$673,035,931	$—	$0	$673,035,931
Other Investment Company	3,083,367	—	—	3,083,367
Repurchase Agreement	—	24,160,838	—	24,160,838
Total Investments	$676,119,298	$24,160,838	$0	$700,280,136
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Rounds to less than $1 or $(1).
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $8,098,755, collateralized by cash collateral of $3,083,367 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,253,945. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at April 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $542,891,569) (including securities loaned of $8,098,755)	$676,119,298
Repurchase agreement, at value (cost $24,160,838)	24,160,838
Receivables and other assets:
Investments sold	4,858,113
Net income from securities lending	5,447
Shares of beneficial interest sold	487,939
Dividends	391,336
Interest	1,678
Prepaid expenses	12,179
Total assets	706,036,828
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,083,367
Payables and other liabilities:
Investments purchased	6,587,391
Shares of beneficial interest redeemed	1,112,851
Investment management fees	494,072
Distribution and service fees	100,597
Transfer agent fees	75,266
Trustee and CCO fees	2,221
Audit and tax fees	11,931
Custody fees	14,260
Legal fees	3,120
Printing and shareholder reports fees	10,735
Other accrued expenses	13,404
Total liabilities	11,509,215
Net assets	$694,527,613
Net assets consist of:
Paid-in capital	$533,266,508
Total distributable earnings (accumulated losses)	161,261,105
Net assets	$694,527,613
Net assets by class:
Class A	$320,703,713
Class C	28,293,785
Class I	269,095,050
Class I2	4,880,768
Class R6	71,554,297
Shares outstanding (unlimited shares, no par value):
Class A	11,653,088
Class C	1,294,147
Class I	9,303,901
Class I2	168,257
Class R6	2,453,228
Net asset value per share: (A)
Class A	$27.52
Class C	21.86
Class I	28.92
Class I2	29.01
Class R6	29.17
Maximum offering price per share: (B)
Class A	$29.12

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$6,596,098
Interest income	292,458
Net income from securities lending	45,009
Withholding taxes on foreign income	(2,258)
Total investment income	6,931,307
Expenses:
Investment management fees	2,704,349
Distribution and service fees:
Class A	403,122
Class C	150,597
Transfer agent fees:
Class A	234,753
Class C	22,733
Class I	140,658
Class I2	177
Class R6	2,805
Trustee and CCO fees	13,895
Audit and tax fees	14,666
Custody fees	28,707
Legal fees	21,965
Printing and shareholder reports fees	26,232
Registration fees	41,169
Other	26,923
Total expenses	3,832,751
Net investment income (loss)	3,098,556
Net realized gain (loss) on:
Investments	50,099,936
Foreign currency transactions	(136)
Net realized gain (loss)	50,099,800
Net change in unrealized appreciation (depreciation) on:
Investments	48,896,054
Net realized and change in unrealized gain (loss)	98,995,854
Net increase (decrease) in net assets resulting from operations	$102,094,410
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$3,098,556	$6,024,274
Net realized gain (loss)	50,099,800	22,115,475
Net change in unrealized appreciation (depreciation)	48,896,054	(34,005,221)
Net increase (decrease) in net assets resulting from operations	102,094,410	(5,865,472)
Dividends and/or distributions to shareholders:
Class A	(15,336,257)	(29,339,982)
Class C	(1,568,233)	(3,899,923)
Class I	(12,959,654)	(26,439,196)
Class I2	(224,541)	(380,158)
Class R6	(4,032,328)	(7,594,663)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(34,121,013)	(67,653,922)
Capital share transactions:
Proceeds from shares sold:
Class A	9,215,071	18,799,926
Class C	1,624,372	4,882,578
Class I	22,163,539	45,543,099
Class I2	303,273	518,098
Class R6	9,017,119	15,474,542
	42,323,374	85,218,243
Dividends and/or distributions reinvested:
Class A	14,221,405	27,324,800
Class C	1,520,500	3,790,538
Class I	11,508,736	23,379,457
Class I2	224,541	380,158
Class R6	3,963,858	7,468,522
	31,439,040	62,343,475
Cost of shares redeemed:
Class A	(33,277,813)	(56,278,308)
Class C	(4,282,365)	(9,263,009)
Class I	(39,390,307)	(96,724,927)
Class I2	(213,307)	(638,042)
Class R6	(24,680,382)	(26,238,718)
	(101,844,174)	(189,143,004)
Automatic conversions:
Class A	2,255,095	5,831,158
Class C	(2,255,095)	(5,831,158)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(28,081,760)	(41,581,286)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	7,280 (A)	—
Class C	2,076 (A)	—
	9,356	—
Net increase (decrease) in net assets	39,900,993	(115,100,680)
Net assets:
Beginning of period/year	654,626,620	769,727,300
End of period/year	$694,527,613	$654,626,620
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	338,212	715,509
Class C	75,181	225,955
Class I	779,034	1,633,111
Class I2	10,633	18,721
Class R6	313,427	554,676
	1,516,487	3,147,972
Shares reinvested:
Class A	530,848	1,080,459
Class C	71,251	185,994
Class I	409,127	882,577
Class I2	7,962	14,319
Class R6	139,769	279,825
	1,158,957	2,443,174
Shares redeemed:
Class A	(1,224,798)	(2,143,228)
Class C	(196,397)	(439,128)
Class I	(1,380,178)	(3,531,401)
Class I2	(7,392)	(23,024)
Class R6	(858,723)	(942,161)
	(3,667,488)	(7,078,942)
Automatic conversions:
Class A	83,381	220,459
Class C	(104,581)	(273,703)
	(21,200)	(53,244)
Net increase (decrease) in shares outstanding:
Class A	(272,357)	(126,801)
Class C	(154,546)	(300,882)
Class I	(192,017)	(1,015,713)
Class I2	11,203	10,016
Class R6	(405,527)	(107,660)
	(1,013,244)	(1,541,040)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$24.94	$27.73	$32.73	$21.78	$25.45	$26.61
Investment operations:
Net investment income (loss) (A)	0.10	0.18	0.12	0.06	0.14	0.13
Net realized and unrealized gain (loss)	3.79	(0.51)	(1.80)	11.02	(2.99)	1.41
Total investment operations	3.89	(0.33)	(1.68)	11.08	(2.85)	1.54
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.16)	(0.02)	(0.13)	(0.13)	(0.14)
Net realized gains	(1.07)	(2.30)	(3.30)	—	(0.69)	(2.56)
Total dividends and/or distributions to shareholders	(1.31)	(2.46)	(3.32)	(0.13)	(0.82)	(2.70)
Net asset value, end of period/year	$27.52	$24.94	$27.73	$32.73	$21.78	$25.45
Total return (E)	15.73%(F)	(1.30)%	(5.72)%(D)	51.02%	(11.70)%	7.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$320,704	$297,422	$334,241	$386,681	$268,643	$349,550
Excluding waiver and/or reimbursement and recapture	1.22%(G)	1.22%	1.21%	1.23%	1.31%	1.31%
Including waiver and/or reimbursement and recapture	1.22%(G)	1.22%(H)	1.21%(H)	1.23%	1.31%	1.31%
Net investment income (loss) to average net assets	0.76%(G)	0.68%	0.41%	0.18%	0.61%	0.54%
Portfolio turnover rate	23%(F)	32%	44%	53%	65%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$19.97	$22.69	$27.55	$18.37	$21.62	$23.05
Investment operations:
Net investment income (loss) (A)	0.00 (B)	(0.01)	(0.08)	(0.12)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	3.03	(0.41)	(1.48)	9.30	(2.55)	1.15
Total investment operations	3.03	(0.42)	(1.56)	9.18	(2.56)	1.13
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	—	—	—	—	—
Net realized gains	(1.07)	(2.30)	(3.30)	—	(0.69)	(2.56)
Total dividends and/or distributions to shareholders	(1.14)	(2.30)	(3.30)	—	(0.69)	(2.56)
Net asset value, end of period/year	$21.86	$19.97	$22.69	$27.55	$18.37	$21.62
Total return (E)	15.29%(F)	(2.04)%	(6.43)%(D)	49.97%	(12.35)%	6.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,294	$28,931	$39,700	$51,556	$58,622	$116,291
Excluding waiver and/or reimbursement and recapture	1.97%(G)	1.97%	1.97%	1.96%	2.02%	2.00%
Including waiver and/or reimbursement and recapture	1.97%(G)	1.97%(H)	1.96%	1.96%	2.02%	2.00%
Net investment income (loss) to average net assets	0.02%(G)	(0.04)%	(0.33)%	(0.49)%	(0.04)%	(0.09)%
Portfolio turnover rate	23%(F)	32%	44%	53%	65%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.01%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$26.18	$29.00	$34.08	$22.67	$26.46	$27.56
Investment operations:
Net investment income (loss) (A)	0.15	0.27	0.21	0.15	0.23	0.23
Net realized and unrealized gain (loss)	3.98	(0.55)	(1.87)	11.47	(3.11)	1.46
Total investment operations	4.13	(0.28)	(1.66)	11.62	(2.88)	1.69
Contributions from affiliate	—	—	0.02 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.24)	(0.14)	(0.21)	(0.22)	(0.23)
Net realized gains	(1.07)	(2.30)	(3.30)	—	(0.69)	(2.56)
Total dividends and/or distributions to shareholders	(1.39)	(2.54)	(3.44)	(0.21)	(0.91)	(2.79)
Net asset value, end of period/year	$28.92	$26.18	$29.00	$34.08	$22.67	$26.46
Total return	15.91%(C)	(1.05)%	(5.36)%(B)	51.51%	(11.41)%	8.03%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$269,095	$248,649	$304,806	$364,551	$228,537	$296,684
Excluding waiver and/or reimbursement and recapture	0.92%(D)	0.92%	0.93%	0.92%	0.95%	0.95%
Including waiver and/or reimbursement and recapture	0.92%(D)	0.92%	0.93%	0.92%	0.95%	0.95%
Net investment income (loss) to average net assets	1.05%(D)	0.99%	0.70%	0.47%	0.98%	0.90%
Portfolio turnover rate	23%(C)	32%	44%	53%	65%	60%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.07%.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$26.27	$29.09	$34.18	$22.73	$26.52	$27.62
Investment operations:
Net investment income (loss) (A)	0.16	0.30	0.24	0.24	0.25	0.26
Net realized and unrealized gain (loss)	4.00	(0.55)	(1.88)	11.45	(3.11)	1.46
Total investment operations	4.16	(0.25)	(1.64)	11.69	(2.86)	1.72
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.27)	(0.15)	(0.24)	(0.24)	(0.26)
Net realized gains	(1.07)	(2.30)	(3.30)	—	(0.69)	(2.56)
Total dividends and/or distributions to shareholders	(1.42)	(2.57)	(3.45)	(0.24)	(0.93)	(2.82)
Net asset value, end of period/year	$29.01	$26.27	$29.09	$34.18	$22.73	$26.52
Total return	15.97%(B)	(0.93)%	(5.36)%	51.70%	(11.30)%	8.14%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,881	$4,126	$4,277	$4,725	$17,795	$20,641
Excluding waiver and/or reimbursement and recapture	0.83%(C)	0.83%	0.83%	0.82%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.83%(C)	0.83%	0.83%	0.82%	0.85%	0.85%
Net investment income (loss) to average net assets	1.14%(C)	1.07%	0.79%	0.83%	1.06%	1.01%
Portfolio turnover rate	23%(B)	32%	44%	53%	65%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$26.41	$29.23	$34.33	$22.83	$26.64	$27.74
Investment operations:
Net investment income (loss) (A)	0.17	0.30	0.24	0.19	0.24	0.20
Net realized and unrealized gain (loss)	4.01	(0.55)	(1.89)	11.55	(3.12)	1.52
Total investment operations	4.18	(0.25)	(1.65)	11.74	(2.88)	1.72
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.27)	(0.15)	(0.24)	(0.24)	(0.26)
Net realized gains	(1.07)	(2.30)	(3.30)	—	(0.69)	(2.56)
Total dividends and/or distributions to shareholders	(1.42)	(2.57)	(3.45)	(0.24)	(0.93)	(2.82)
Net asset value, end of period/year	$29.17	$26.41	$29.23	$34.33	$22.83	$26.64
Total return	15.96%(B)	(0.93)%	(5.36)%	51.69%	(11.32)%	8.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$71,554	$75,499	$86,703	$93,544	$51,481	$48,043
Excluding waiver and/or reimbursement and recapture	0.83%(C)	0.83%	0.83%	0.82%	0.85%	0.85%
Including waiver and/or reimbursement and recapture	0.83%(C)	0.83%	0.83%	0.82%	0.85%	0.85%
Net investment income (loss) to average net assets	1.17%(C)	1.08%	0.79%	0.59%	1.04%	0.80%
Portfolio turnover rate	23%(B)	32%	44%	53%	65%	60%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Small/Mid Cap Value (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $11,627.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,083,367	$—	$—	$—	$3,083,367
Total Borrowings	$3,083,367	$—	$—	$—	$3,083,367
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small capitalization companies risk: The Fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Fund managers believe appropriate and may offer greater potential for losses.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$57,576,339	8.29%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $100 million	0.790%
Over $100 million up to $350 million	0.780
Over $350 million up to $500 million	0.770
Over $500 million up to $750 million	0.750
Over $750 million up to $1 billion	0.745
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.26%	March 1, 2025
Class C	2.02	March 1, 2025
Class I	0.97	March 1, 2025
Class I2, Class R6	0.88	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2024, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Class A	0.25%
Class C	1.00
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$40,716	$7
Class C	—	489
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$395,606	$73,229
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$156,953,870	$—	$215,293,792	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to distribution re-designations, distributions in excess of current earnings, partnership basis adjustments and merger capital loss carryforward. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Transamerica Funds
Semi-Annual Report 2024

Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$567,052,407	$175,560,227	$(42,332,498)	$133,227,729
10. NEW ACCOUNTING PRONOUNCEMENTS
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545613 TA S/M CV 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Sustainable Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Sustainable Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class I	$1,000.00	$1,059.50	$2.56	$1,022.40	$2.51	0.50%
Class I2	1,000.00	1,058.30	2.30	1,022.60	2.26	0.45
Class R6	1,000.00	1,058.30	2.30	1,022.60	2.26	0.45

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	46.2%
U.S. Government Obligations	18.6
U.S. Government Agency Obligations	14.4
Asset-Backed Securities	13.0
Mortgage-Backed Securities	5.8
Commercial Paper	5.0
Short-Term U.S. Government Obligation	4.5
Repurchase Agreement	1.9
Foreign Government Obligations	1.8
Other Investment Company	1.0
Loan Assignments	0.9
Net Other Assets (Liabilities)	(13.1)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	8.51
Duration †	6.05

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	37.5%
AAA	6.9
AA	2.8
A	16.0
BBB	22.9
BB	10.9
B	1.7
CCC and Below	0.4
Not Rated	14.0
Net Other Assets (Liabilities)	(13.1)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 46.2%
Automobile Components - 1.1%
BorgWarner, Inc.
4.38%, 03/15/2045	$ 90,000	$ 70,659
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	176,000	177,971
		248,630
Automobiles - 1.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	104,731
General Motors Co.
5.60%, 10/15/2032 (B)	141,000	138,491
		243,222
Banks - 10.8%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (C), 10/22/2025	312,000	306,898
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	195,286
BPCE SA
Fixed until 10/19/2026, 2.05% (C), 10/19/2027 (A)	250,000	227,200
Deutsche Bank AG
1.69%, 03/19/2026	265,000	246,723
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (C), 06/15/2027	133,000	129,643
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	200,000	216,758
Morgan Stanley
Fixed until 10/21/2024, 0.86% (C), 10/21/2025	251,000	244,926
PNC Bank NA
4.05%, 07/26/2028	250,000	233,976
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	153,000	144,045
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (A)	200,000	165,170
US Bancorp
3.10%, 04/27/2026	250,000	238,608
		2,349,233
Biotechnology - 0.3%
Amgen, Inc.
3.13%, 05/01/2025	40,000	39,005
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	19,381
		58,386
Broadline Retail - 0.4%
Walmart, Inc.
1.80%, 09/22/2031	102,000	82,193
Building Products - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	84,347
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 2.2%
Huntsman International LLC
4.50%, 05/01/2029	$ 80,000	$ 74,612
LYB International Finance III LLC
5.63%, 05/15/2033	108,000	107,256
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	178,505
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	42,603
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	66,181
		469,157
Commercial Services & Supplies - 2.0%
Ambipar Lux SARL
9.88%, 02/06/2031 (A)	200,000	197,988
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	94,755
Eaton Corp.
4.15%, 03/15/2033	70,000	64,342
Waste Management, Inc.
3.13%, 03/01/2025	80,000	78,464
		435,549
Construction & Engineering - 1.7%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	56,109
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	66,894
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	200,000	183,500
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	64,247
		370,750
Consumer Staples Distribution & Retail - 2.1%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	91,340
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	178,276
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	180,168
		449,784
Containers & Packaging - 1.2%
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	57,132
5.38%, 01/15/2028 (A)	88,000	82,512
Sonoco Products Co.
2.25%, 02/01/2027	79,000	72,453
2.85%, 02/01/2032	55,000	45,246
		257,343
Diversified REITs - 2.2%
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	195,890
SBA Tower Trust
6.60%, 01/15/2028 (A)	80,000	81,173
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Trust Fibra Uno
7.38%, 02/13/2034 (A)	$ 200,000	$ 195,639
		472,702
Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (D)(E), 5.65% (C)	200,000	198,355
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	187,358
		385,713
Electric Utilities - 5.0%
Duke Energy Carolinas LLC
3.95%, 11/15/2028 (B)	110,000	104,069
ENEL Finance International NV
2.25%, 07/12/2031 (A)	200,000	160,563
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	200,000	191,500
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	113,387
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	56,907
Northern States Power Co.
2.60%, 06/01/2051	70,000	40,452
Pacific Gas & Electric Co.
6.70%, 04/01/2053	141,000	144,960
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	81,371
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	82,459
Southern Power Co.
0.90%, 01/15/2026	130,000	119,873
		1,095,541
Energy Equipment & Services - 0.1%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	21,000	13,089
Financial Services - 1.1%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	130,000	128,003
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	123,846
		251,849
Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	188,449
Health Care Equipment & Supplies - 0.6%
Danaher Corp.
3.35%, 09/15/2025	80,000	77,851
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	63,708
		141,559
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 1.0%
Healthpeak OP LLC
3.50%, 07/15/2029	$ 90,000	$ 81,623
Ventas Realty LP
3.50%, 02/01/2025	130,000	127,642
		209,265
Household Products - 0.3%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	71,453
Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	25,370
Industrial REITs - 0.6%
Prologis LP
4.63%, 01/15/2033	141,000	132,212
Interactive Media & Services - 0.1%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	31,914
IT Services - 0.1%
International Business Machines Corp.
3.30%, 01/27/2027 (B)	35,000	33,275
Machinery - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	183,978
Metals & Mining - 0.4%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	90,000	89,664
Personal Care Products - 0.8%
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	75,170
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	93,260
		168,430
Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	19,176
4.05%, 11/21/2039	20,000	16,945
AstraZeneca PLC
4.00%, 01/17/2029	60,000	57,052
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	38,918
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	39,293
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	30,672
Pfizer, Inc.
4.20%, 09/15/2048	40,000	32,364
		234,420
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.8%
American Homes 4 Rent LP
5.50%, 02/01/2034	$ 111,000	$ 107,077
UDR, Inc.
3.10%, 11/01/2034	80,000	62,766
		169,843
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
3.73%, 12/08/2047	140,000	100,206
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	50,000	44,379
		144,585
Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	124,516
Specialized REITs - 1.4%
American Tower Corp.
3.60%, 01/15/2028	80,000	74,473
Crown Castle, Inc.
2.90%, 04/01/2041	80,000	53,494
3.30%, 07/01/2030	50,000	43,379
Digital Realty Trust LP
3.70%, 08/15/2027	140,000	132,281
		303,627
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	26,000	26,146
6.20%, 07/15/2030	70,000	72,016
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	39,513
		137,675
Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	100,559
Wireless Telecommunication Services - 1.3%
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032 (A)	150,000	115,869
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	200,000	166,913
		282,782
Total Corporate Debt Securities (Cost $11,361,980)		10,041,064
U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury - 18.6%
U.S. Treasury Bonds
1.75%, 08/15/2041	110,000	69,781
2.00%, 08/15/2051	1,074,000	615,956
2.25%, 02/15/2052	322,000	196,156
2.88%, 05/15/2052	814,000	572,280
3.38%, 08/15/2042	838,000	683,134
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
1.25%, 08/15/2031	$ 392,000	$ 309,481
2.88%, 05/15/2032	529,000	464,673
3.88%, 08/15/2033	392,000	367,867
4.13%, 11/15/2032	781,000	749,607
Total U.S. Government Obligations (Cost $4,881,559)		4,028,935
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	209,761
3.90%, 04/25/2028	418,000	398,587
Federal National Mortgage Association
0.88%, 08/05/2030	239,000	188,385
Uniform Mortgage-Backed Security, TBA
2.00%, 05/01/2054 (F)	800,000	604,113
2.50%, 05/01/2039 - 05/01/2054 (F)	1,280,000	1,053,763
3.00%, 02/01/2052 (F)	400,000	330,388
3.50%, 03/01/2052 (F)	400,000	345,098
Total U.S. Government Agency Obligations (Cost $3,419,405)		3,130,095
ASSET-BACKED SECURITIES - 13.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 08/15/2046	200,000	181,292
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051	125,000	113,989
Series 2021-2A, Class A2, 2.40%, 10/25/2051	100,000	88,981
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048	73,462	55,572
Series 2021-5CS, Class A, 2.31%, 10/20/2048	95,059	73,638
Series 2022-1GS, Class B, 2.94%, 01/20/2049	112,618	82,924
Hertz Vehicle Financing III LLC
Series 2023-2A, Class A, 5.57%, 09/25/2029	140,000	137,720
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/2047	151,281	117,670
Series 2021-1GS, Class A, 2.29%, 01/20/2048	60,672	46,527
Series 2021-2GS, Class A, 2.22%, 03/20/2048	44,282	32,846
Luminace ABS Issuer LLC
Series 2022-1, Class A, 4.88%, 07/31/2062	157,840	140,718
MMAF Equipment Finance LLC
Series 2020-A, Class A5, 1.56%, 10/09/2042	186,000	163,959
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mosaic Solar Loan Trust
Series 2021-3A, Class B, 1.92%, 06/20/2052	$ 71,580	$ 52,317
OneMain Financial Issuance Trust
Series 2022-S1, Class A, 4.13%, 05/14/2035	135,000	131,458
ServiceMaster Funding LLC
Series 2020-1, Class A2II, 3.34%, 01/30/2051	117,863	96,586
Series 2021-1, Class A2II, 3.11%, 07/30/2051	114,179	91,876
SoFi Professional Loan Program LLC
Series 2019-C, Class BFX, 3.05%, 11/16/2048	261,000	215,179
Sunnova Helios IV Issuer LLC
Series 2020-AA, Class A, 2.98%, 06/20/2047	188,825	171,499
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A, 2.73%, 11/01/2055	125,820	98,553
Sunnova Sol III Issuer LLC
Series 2021-1, Class A, 2.58%, 04/28/2056	123,851	99,546
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A, 2.27%, 01/30/2057	108,773	87,241
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A, 2.46%, 01/30/2052	107,581	83,200
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045	180,000	168,225
Series 2021-1A, Class A2, 2.17%, 10/15/2046	125,000	113,013
Vivint Solar Financing VII LLC
Series 2020-1A, Class A, 2.21%, 07/31/2051	210,538	167,077
Total Asset-Backed Securities (Cost $3,338,594)		2,811,606
MORTGAGE-BACKED SECURITIES - 5.8%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 7.74% (C) , 09/15/2034	145,000	130,519
Benchmark Mortgage Trust
Series 2020-IG3, Class B, 3.39% (C), 09/15/2048	175,000	98,152
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, 3.67% (C), 09/10/2035	143,000	133,877
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class C, 3.75% (C), 06/05/2039	174,000	149,942
Series 2022-OPO, Class C, 3.56% (C), 01/05/2039	140,000	112,000
Manhattan West Mortgage Trust
Series 2020-1MW, Class B, 2.41% (C), 09/10/2039	185,000	161,040
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SLG Office Trust
Series 2021-OVA, Class D, 2.85%, 07/15/2041	$ 130,000	$ 98,441
Towd Point Mortgage Trust
Series 2018-3, Class A1, 3.75% (C), 05/25/2058	104,340	99,733
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058	33,834	32,725
Series 2019-4, Class A1, 2.90% (C), 10/25/2059	110,134	101,859
Series 2023-1, Class A1, 3.75%, 01/25/2063	161,584	149,371
Total Mortgage-Backed Securities (Cost $1,547,577)		1,267,659
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Chile - 0.8%
Chile Government International Bonds
4.34%, 03/07/2042	200,000	166,096
Colombia - 0.4%
Colombia Government International Bonds
7.38%, 09/18/2037	100,000	95,337
Panama - 0.2%
Panama Government International Bonds
6.70%, 01/26/2036	53,000	49,727
Republic of South Africa - 0.4%
Republic of South Africa Government International Bonds
6.25%, 03/08/2041	100,000	80,398
Total Foreign Government Obligations (Cost $509,816)		391,558
LOAN ASSIGNMENTS - 0.9%
Commercial Services & Supplies - 0.1%
GFL Environmental, Inc. 3-Month Term SOFR + 2.50%, 7.83% (C) , 05/31/2027	22,283	22,360
Communications Equipment - 0.4%
CommScope, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (C), 04/06/2026	106,650	93,585
Trading Companies & Distributors - 0.4%
Vertiv Group Corp. 1-Month Term SOFR + 2.50%, 7.94% (C) , 03/02/2027	86,869	87,118
Total Loan Assignments (Cost $215,354)		203,063
COMMERCIAL PAPER - 5.0%
Health Care Providers & Services - 1.8%
Roche Holdings, Inc.
5.39% (G), 06/03/2024 (A)	400,000	397,988
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Pharmaceuticals - 3.2%
AstraZeneca PLC
5.36% (G), 07/15/2024 (A)	$ 700,000	$ 691,828
Total Commercial Paper (Cost $1,090,557)		1,089,816
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 4.5%
U.S. Treasury Bills 5.37% (G), 10/24/2024	1,000,000	974,700
Total Short-Term U.S. Government Obligation (Cost $974,774)		974,700

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (G)	224,235	224,235
Total Other Investment Company (Cost $224,235)		224,235

Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp.,
2.50% (G), dated 04/30/2024, to be
repurchased at $412,972 on 05/01/2024.
Collateralized by a U.S. Government
Obligation, 4.88%, due 04/30/2026, and
with a value of $421,316.
$ 412,943	$ 412,943
Total Repurchase Agreement (Cost $412,943)	412,943
Total Investments (Cost $27,976,794)	24,575,674
Net Other Assets (Liabilities) - (13.1)%	(2,845,275)
Net Assets - 100.0%	$ 21,730,399
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,041,064	$—	$10,041,064
U.S. Government Obligations	—	4,028,935	—	4,028,935
U.S. Government Agency Obligations	—	3,130,095	—	3,130,095
Asset-Backed Securities	—	2,811,606	—	2,811,606
Mortgage-Backed Securities	—	1,267,659	—	1,267,659
Foreign Government Obligations	—	391,558	—	391,558
Loan Assignments	—	203,063	—	203,063
Commercial Paper	—	1,089,816	—	1,089,816
Short-Term U.S. Government Obligation	—	974,700	—	974,700
Other Investment Company	224,235	—	—	224,235
Repurchase Agreement	—	412,943	—	412,943
Total Investments	$224,235	$24,351,439	$—	$24,575,674
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $9,024,785, representing 41.5% of the
Fund’s net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $219,604, collateralized by cash collateral of $224,235. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $376,860, representing 1.7%
of the Fund's net assets.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Rate disclosed reflects the yield at April 30, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $27,563,851) (including securities loaned of $219,604)	$24,162,731
Repurchase agreement, at value (cost $412,943)	412,943
Cash	313
Receivables and other assets:
Net income from securities lending	220
Interest	171,173
Tax reclaims	2,575
Due from investment manager	4,014
Prepaid expenses	88
Total assets	24,754,057
Liabilities:
Cash collateral received upon return of:
Securities on loan	224,235
Payables and other liabilities:
Investments purchased	347,889
When-issued, delayed-delivery, forward and TBA commitments purchased	2,411,930
Transfer agent fees	226
Trustee and CCO fees	68
Audit and tax fees	24,989
Custody fees	4,510
Legal fees	41
Printing and shareholder reports fees	393
Registration fees	8,555
Other accrued expenses	822
Total liabilities	3,023,658
Net assets	$21,730,399
Net assets consist of:
Paid-in capital	$27,009,358
Total distributable earnings (accumulated losses)	(5,278,959)
Net assets	$21,730,399
Net assets by class:
Class I	$872,142
Class I2	20,847,940
Class R6	10,317
Shares outstanding (unlimited shares, no par value):
Class I	109,825
Class I2	2,624,388
Class R6	1,299
Net asset value per share: (A)
Class I	$7.94
Class I2	7.94
Class R6	7.94

(A)	Net asset value per share for Class I, I2 and R6 shares represents offering price.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$412,026
Net income from securities lending	3,568
Total investment income	415,594
Expenses:
Investment management fees	44,523
Transfer agent fees:
Class I	455
Class I2	781
Class R6	1
Trustee and CCO fees	427
Audit and tax fees	25,607
Custody fees	6,979
Legal fees	642
Printing and shareholder reports fees	979
Registration fees	27,073
Filing fees	8,416
Other	466
Total expenses before waiver and/or reimbursement and recapture	116,349
Expenses waived and/or reimbursed:
Class I	(2,897)
Class I2	(64,338)
Class R6	(32)
Recapture of previously waived and/or reimbursed fees:
Class I	1
Class I2	1
Net expenses	49,084
Net investment income (loss)	366,510
Net realized gain (loss) on:
Investments	60,509
Net change in unrealized appreciation (depreciation) on:
Investments	789,913
Net realized and change in unrealized gain (loss)	850,422
Net increase (decrease) in net assets resulting from operations	$1,216,932
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$366,510	$657,652
Net realized gain (loss)	60,509	(595,121)
Net change in unrealized appreciation (depreciation)	789,913	217,506
Net increase (decrease) in net assets resulting from operations	1,216,932	280,037
Dividends and/or distributions to shareholders:
Class I	(14,667)	(26,515)
Class I2	(355,740)	(643,529)
Class R6 (A)	(175)	(217)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(370,582)	(670,261)
Capital share transactions:
Proceeds from shares sold:
Class I	—	1,010
Class R6 (A)	—	9,999
	—	11,009
Dividends and/or distributions reinvested:
Class I	14,667	26,515
Class I2	355,740	643,529
Class R6 (A)	175	217
	370,582	670,261
Cost of shares redeemed:
Class I	(13)	(1,507)
	(13)	(1,507)
Net increase (decrease) in net assets resulting from capital share transactions	370,569	679,763
Net increase (decrease) in net assets	1,216,919	289,539
Net assets:
Beginning of period/year	20,513,480	20,223,941
End of period/year	$21,730,399	$20,513,480
Capital share transactions - shares:
Shares issued:
Class I	—	124
Class R6 (A)	—	1,250
	—	1,374
Shares reinvested:
Class I	1,812	3,306
Class I2	43,923	80,221
Class R6 (A)	22	27
	45,757	83,554
Shares redeemed:
Class I	(2)	(184)
	(2)	(184)
Net increase (decrease) in shares outstanding:
Class I	1,810	3,246
Class I2	43,923	80,221
Class R6 (A)	22	1,277
	45,755	84,744

(A)	Class R6 commenced operations on March 1, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.62	$7.76	$9.67	$9.82	$10.00
Investment operations:
Net investment income (loss) (B)	0.13	0.24	0.18	0.13	0.02
Net realized and unrealized gain (loss)	0.32	(0.13)	(1.90)	(0.14)	(0.17)
Total investment operations	0.45	0.11	(1.72)	(0.01)	(0.15)
Contributions from affiliate	—	—	0.02 (C)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.25)	(0.21)	(0.14)	(0.03)
Net asset value, end of period/year	$7.94	$7.62	$7.76	$9.67	$9.82
Total return	5.95%(D)	1.30%	(17.80)%(C)	(0.06)%	(1.52)%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$872	$824	$813	$1,010	$985
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.16%(E)	1.18%	1.13%	1.27%	1.79%(E)
Including waiver and/or reimbursement and recapture	0.50%(E)	0.50%	0.50%	0.50%	0.50%(E)
Net investment income (loss) to average net assets	3.33%(E)	3.05%	2.05%	1.30%	0.93%(E)
Portfolio turnover rate	7%(D)	16%	18%	43%	33%(D)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.20%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$7.63	$7.76	$9.67	$9.82	$10.00
Investment operations:
Net investment income (loss) (B)	0.14	0.25	0.19	0.13	0.02
Net realized and unrealized gain (loss)	0.31	(0.13)	(1.90)	(0.13)	(0.17)
Total investment operations	0.45	0.12	(1.71)	—	(0.15)
Contributions from affiliate	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.25)	(0.20)	(0.15)	(0.03)
Net asset value, end of period/year	$7.94	$7.63	$7.76	$9.67	$9.82
Total return	5.83%(C)	1.48%	(17.92)%	(0.01)%	(1.51)%(C)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,848	$19,679	$19,411	$23,637	$23,636
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.07%(D)	1.08%	1.04%	1.18%	1.70%(D)
Including waiver and/or reimbursement and recapture	0.45%(D)	0.45%	0.45%	0.45%	0.45%(D)
Net investment income (loss) to average net assets	3.38%(D)	3.10%	2.11%	1.35%	0.98%(D)
Portfolio turnover rate	7%(C)	16%	18%	43%	33%(C)

(A)	Commenced operations on July 31, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$7.63	$8.00
Investment operations:
Net investment income (loss) (B)	0.14	0.17
Net realized and unrealized gain (loss)	0.31	(0.37)
Total investment operations	0.45	(0.20)
Contributions from affiliate	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.17)
Net asset value, end of period/year	$7.94	$7.63
Total return (C)	5.83%	(2.55)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$10	$10
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.07%	1.08%
Including waiver and/or reimbursement and recapture	0.45%	0.45%
Net investment income (loss) to average net assets (D)	3.37%	3.11%
Portfolio turnover rate	7%(C)	16%

(A)	Commenced operations on March 1, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Fund held no unfunded loan participations at April 30, 2024. Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$224,235	$—	$—	$—	$224,235
Total Borrowings	$224,235	$—	$—	$—	$224,235
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$21,726,053	99.98%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.410%
Over $500 million up to $1 billion	0.390
Over $1 billion up to $1.5 billion	0.380
Over $1.5 billion	0.375
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class I	0.50%	March 1, 2025
Class I2	0.45	March 1, 2025
Class R6 (A)	0.45	March 1, 2025

(A)	Class commenced operations on March 1, 2023.
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021	2022	2023	2024	Total
Class I	$2,912	$5,913	$6,022	$2,897	$17,744
Class I2	64,248	127,637	134,253	64,338	390,476
Class R6 (A)	—	—	42	32	74

(A)	Class R6 commenced operations on March 1, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$1,229	$223
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$687,213	$1,820,935	$105,426	$1,297,693
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$27,976,794	$13,724	$(3,414,844)	$(3,401,120)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
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If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

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Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA SUS BOND 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Sustainable Equity Income
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Sustainable Equity Income

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,182.50	$5.70	$1,019.60	$5.27	1.05%
Class C	1,000.00	1,177.00	10.28	1,015.40	9.52	1.90
Class I	1,000.00	1,185.10	4.18	1,021.00	3.87	0.77
Class I2	1,000.00	1,184.40	4.13	1,021.10	3.82	0.76
Class R6	1,000.00	1,184.40	4.13	1,021.10	3.82	0.76

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Other Investment Company	0.6
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(0.6)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Banks - 3.9%
Citizens Financial Group, Inc.	94,398	$ 3,219,916
US Bancorp	76,423	3,105,066
		6,324,982
Biotechnology - 2.7%
Gilead Sciences, Inc.	67,385	4,393,502
Capital Markets - 8.6%
CME Group, Inc.	28,909	6,060,483
Moody's Corp.	6,514	2,412,330
State Street Corp.	43,062	3,121,564
Stifel Financial Corp.	30,584	2,444,273
		14,038,650
Chemicals - 2.0%
Linde PLC	7,623	3,361,438
Commercial Services & Supplies - 3.6%
Republic Services, Inc.	30,574	5,861,036
Communications Equipment - 2.9%
Cisco Systems, Inc.	102,900	4,834,242
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	2,885	2,085,567
Containers & Packaging - 2.3%
Packaging Corp. of America	21,973	3,800,890
Diversified Telecommunication Services - 1.3%
TELUS Corp. (A)	128,089	2,058,390
Electrical Equipment - 4.4%
Emerson Electric Co.	33,249	3,583,577
Schneider Electric SE, ADR (A)	81,180	3,709,926
		7,293,503
Ground Transportation - 1.7%
Union Pacific Corp.	11,807	2,800,148
Health Care Equipment & Supplies - 1.9%
Medtronic PLC	39,281	3,151,908
Health Care Providers & Services - 4.4%
Elevance Health, Inc.	7,429	3,926,821
Quest Diagnostics, Inc.	24,290	3,356,392
		7,283,213
Household Products - 6.0%
Colgate-Palmolive Co.	67,135	6,171,049
Kimberly-Clark Corp.	26,800	3,659,004
		9,830,053
Independent Power & Renewable Electricity Producers - 1.8%
AES Corp.	161,929	2,898,529
Insurance - 7.1%
Cincinnati Financial Corp.	28,568	3,305,032
MetLife, Inc.	84,011	5,971,502
Progressive Corp.	11,631	2,422,156
		11,698,690
	Shares	Value
COMMON STOCKS (continued)
Machinery - 4.8%
AGCO Corp.	33,775	$ 3,856,767
Xylem, Inc.	30,670	4,008,569
		7,865,336
Media - 2.8%
Omnicom Group, Inc.	49,919	4,634,480
Metals & Mining - 1.8%
Steel Dynamics, Inc.	22,276	2,898,553
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	67,899	2,983,482
Merck & Co., Inc.	57,851	7,475,506
		10,458,988
Professional Services - 4.0%
Automatic Data Processing, Inc.	15,343	3,711,318
RELX PLC, ADR (A)	70,492	2,903,566
		6,614,884
Semiconductors & Semiconductor Equipment - 9.4%
Broadcom, Inc.	5,096	6,626,176
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,626	4,892,875
Texas Instruments, Inc.	22,582	3,983,916
		15,502,967
Software - 3.0%
Microsoft Corp.	12,546	4,884,534
Specialized REITs - 4.0%
American Tower Corp.	9,398	1,612,321
Digital Realty Trust, Inc.	17,980	2,495,264
Weyerhaeuser Co.	82,012	2,474,302
		6,581,887
Specialty Retail - 2.6%
Home Depot, Inc.	12,729	4,254,286
Trading Companies & Distributors - 3.5%
United Rentals, Inc.	5,235	3,496,928
WESCO International, Inc.	14,764	2,255,201
		5,752,129
Water Utilities - 1.2%
Essential Utilities, Inc.	52,646	1,925,791
Total Common Stocks (Cost $139,522,362)		163,088,576
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (B)	1,010,875	1,010,875
Total Other Investment Company (Cost $1,010,875)		1,010,875
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp.,
2.50% (B), dated 04/30/2024, to be
repurchased at $882,800 on 05/01/2024.
Collateralized by a U.S. Government
Obligation, 4.88%, due 04/30/2026, and
with a value of $900,412.
$ 882,738	$ 882,738
Total Repurchase Agreement (Cost $882,738)	882,738
Total Investments (Cost $141,415,975)	164,982,189
Net Other Assets (Liabilities) - (0.6)%	(987,243)
Net Assets - 100.0%	$ 163,994,946
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$163,088,576	$—	$—	$163,088,576
Other Investment Company	1,010,875	—	—	1,010,875
Repurchase Agreement	—	882,738	—	882,738
Total Investments	$164,099,451	$882,738	$—	$164,982,189
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $4,433,451, collateralized by cash collateral of $1,010,875 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,536,485. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $140,533,237) (including securities loaned of $4,433,451)	$164,099,451
Repurchase agreement, at value (cost $882,738)	882,738
Receivables and other assets:
Net income from securities lending	1,058
Shares of beneficial interest sold	3,119
Dividends	145,233
Interest	61
Tax reclaims	12,651
Prepaid expenses	17,390
Total assets	165,161,701
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,010,875
Payables and other liabilities:
Shares of beneficial interest redeemed	11,972
Investment management fees	99,823
Distribution and service fees	13,754
Transfer agent fees	3,120
Trustee and CCO fees	840
Audit and tax fees	12,738
Custody fees	5,260
Legal fees	2,480
Printing and shareholder reports fees	1,207
Other accrued expenses	4,686
Total liabilities	1,166,755
Net assets	$163,994,946
Net assets consist of:
Paid-in capital	$133,072,407
Total distributable earnings (accumulated losses)	30,922,539
Net assets	$163,994,946
Net assets by class:
Class A	$54,683,887
Class C	1,213,480
Class I	1,616,547
Class I2	104,970,656
Class R6	1,510,376
Shares outstanding (unlimited shares, no par value):
Class A	7,048,368
Class C	157,336
Class I	208,053
Class I2	13,539,697
Class R6	194,935
Net asset value per share: (A)
Class A	$7.76
Class C	7.71
Class I	7.77
Class I2	7.75
Class R6	7.75
Maximum offering price per share: (B)
Class A	$8.21

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$2,853,746
Interest income	17,510
Net income from securities lending	9,234
Withholding taxes on foreign income	(30,921)
Total investment income	2,849,569
Expenses:
Investment management fees	709,802
Distribution and service fees:
Class A	69,527
Class C	6,120
Transfer agent fees:
Class A	12,518
Class C	1,294
Class I	827
Class I2	5,778
Class R6	60
Trustee and CCO fees	4,411
Audit and tax fees	12,626
Custody fees	8,327
Legal fees	8,076
Printing and shareholder reports fees	4,214
Registration fees	45,841
Other	14,122
Total expenses before waiver and/or reimbursement and recapture	903,543
Expenses waived and/or reimbursed:
Class C	(450)
Class I	(714)
Recapture of previously waived and/or reimbursed fees:
Class C	47
Net expenses	902,426
Net investment income (loss)	1,947,143
Net realized gain (loss) on:
Investments	16,772,059
Foreign currency transactions	(4,280)
Net realized gain (loss)	16,767,779
Net change in unrealized appreciation (depreciation) on:
Investments	22,408,802
Net realized and change in unrealized gain (loss)	39,176,581
Net increase (decrease) in net assets resulting from operations	$41,123,724
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$1,947,143	$5,382,343
Net realized gain (loss)	16,767,779	(6,332,373)
Net change in unrealized appreciation (depreciation)	22,408,802	(2,056,110)
Net increase (decrease) in net assets resulting from operations	41,123,724	(3,006,140)
Dividends and/or distributions to shareholders:
Class A	(584,353)	(823,307)
Class C	(7,431)	(7,781)
Class I	(18,337)	(32,222)
Class I2	(1,893,534)	(3,692,516)
Class R6	(19,263)	(29,315)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(2,522,918)	(4,585,141)
Capital share transactions:
Proceeds from shares sold:
Class A	515,187	4,524,723
Class C	12,477	61,480
Class I	151,112	201,895
Class I2	262,914	5,961,123
Class R6	108,085	412,509
	1,049,775	11,161,730
Dividends and/or distributions reinvested:
Class A	584,225	823,082
Class C	7,083	7,483
Class I	18,337	32,222
Class I2	1,893,534	3,692,516
Class R6	19,263	29,315
	2,522,442	4,584,618
Cost of shares redeemed:
Class A	(7,215,117)	(11,707,958)
Class C	(70,899)	(143,311)
Class I	(259,475)	(1,421,185)
Class I2	(113,741,785)	(33,366,922)
Class R6	(544,226)	(324,500)
	(121,831,502)	(46,963,876)
Automatic conversions:
Class A	54,084	352,880
Class C	(54,084)	(352,880)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(118,259,285)	(31,217,528)
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	88 (A)	—
	88	—
Net increase (decrease) in net assets	(79,658,391)	(38,808,809)
Net assets:
Beginning of period/year	243,653,337	282,462,146
End of period/year	$163,994,946	$243,653,337
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	68,471	647,885
Class C	1,673	8,712
Class I	19,724	28,003
Class I2	35,552	830,958
Class R6	14,376	58,624
	139,796	1,574,182
Shares reinvested:
Class A	76,650	118,300
Class C	937	1,078
Class I	2,399	4,618
Class I2	251,896	531,510
Class R6	2,537	4,226
	334,419	659,732
Shares redeemed:
Class A	(954,626)	(1,653,006)
Class C	(9,612)	(20,627)
Class I	(34,417)	(196,119)
Class I2	(15,053,258)	(4,740,906)
Class R6	(73,009)	(45,805)
	(16,124,922)	(6,656,463)
Automatic conversions:
Class A	7,187	49,081
Class C	(7,233)	(49,426)
	(46)	(345)
Net increase (decrease) in shares outstanding:
Class A	(802,318)	(837,740)
Class C	(14,235)	(60,263)
Class I	(12,294)	(163,498)
Class I2	(14,765,810)	(3,378,438)
Class R6	(56,096)	17,045
	(15,650,753)	(4,422,894)

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.63	$6.86	$9.53	$6.86	$9.57	$10.59
Investment operations:
Net investment income (loss) (A)	0.06	0.12	0.11	0.13	0.15	0.20
Net realized and unrealized gain (loss)	1.15	(0.25)	(1.31)	2.66	(1.60)	0.43
Total investment operations	1.21	(0.13)	(1.20)	2.79	(1.45)	0.63
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.10)	(0.12)	(0.12)	(0.16)	(0.20)
Net realized gains	—	—	(1.34)	—	(1.10)	(1.45)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and/or distributions to shareholders	(0.08)	(0.10)	(1.47)	(0.12)	(1.26)	(1.65)
Net asset value, end of period/year	$7.76	$6.63	$6.86	$9.53	$6.86	$9.57
Total return (E)	18.25%(C)(F)	(1.91)%	(14.38)%(D)	40.92%	(17.52)%	8.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,684	$52,013	$59,568	$81,027	$69,391	$82,402
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05%(G)	1.03%	1.01%	1.02%	1.06%	1.05%
Including waiver and/or reimbursement and recapture	1.05%(G)	1.03%(H)	1.01%(H)	1.02%	1.06%	1.05%
Net investment income (loss) to average net assets	1.54%(G)	1.74%	1.50%	1.46%	1.94%	2.11%
Portfolio turnover rate	12%(F)	11%	28%	164%	45%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.59	$6.81	$9.48	$6.83	$9.52	$10.53
Investment operations:
Net investment income (loss) (A)	0.03	0.06	0.05	0.06	0.09	0.12
Net realized and unrealized gain (loss)	1.14	(0.24)	(1.32)	2.64	(1.59)	0.44
Total investment operations	1.17	(0.18)	(1.27)	2.70	(1.50)	0.56
Contributions from affiliate	—	—	0.00 (B)(C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.05)	(0.04)	(0.06)	(0.05)	(0.09)	(0.12)
Net realized gains	—	—	(1.34)	—	(1.10)	(1.45)
Return of capital	—	—	(0.00)(B)	—	—	—
Total dividends and/or distributions to shareholders	(0.05)	(0.04)	(1.40)	(0.05)	(1.19)	(1.57)
Net asset value, end of period/year	$7.71	$6.59	$6.81	$9.48	$6.83	$9.52
Total return (D)	17.70%(E)	(2.69)%	(15.26)%(C)	39.74%	(18.21)%	7.57%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,213	$1,130	$1,579	$2,271	$2,641	$5,836
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.97%(F)	1.94%	1.91%	1.91%	1.93%	1.91%
Including waiver and/or reimbursement and recapture	1.90%(F)	1.90%	1.90%	1.89%	1.90%	1.90%
Net investment income (loss) to average net assets	0.68%(F)	0.88%	0.62%	0.68%	1.23%	1.25%
Portfolio turnover rate	12%(E)	11%	28%	164%	45%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)	Total return has been calculated without deduction of the contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.63	$6.86	$9.54	$6.86	$9.57	$10.59
Investment operations:
Net investment income (loss) (A)	0.07	0.14	0.14	0.15	0.17	0.21
Net realized and unrealized gain (loss)	1.16	(0.25)	(1.33)	2.66	(1.61)	0.44
Total investment operations	1.23	(0.11)	(1.19)	2.81	(1.44)	0.65
Contributions from affiliate	—	—	0.03 (B)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.12)	(0.17)	(0.13)	(0.17)	(0.22)
Net realized gains	—	—	(1.34)	—	(1.10)	(1.45)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.12)	(1.52)	(0.13)	(1.27)	(1.67)
Net asset value, end of period/year	$7.77	$6.63	$6.86	$9.54	$6.86	$9.57
Total return	18.51%(C)	(1.73)%	(13.84)%(B)	41.29%	(17.36)%	8.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,617	$1,461	$2,632	$4,463	$8,240	$12,013
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%(D)	0.84%	0.83%	0.85%	0.88%	0.87%
Including waiver and/or reimbursement and recapture	0.77%(D)(E)	0.75%(E)	0.74%(E)(F)	0.77%(F)	0.88%	0.87%
Net investment income (loss) to average net assets	1.82%(D)	2.02%	1.84%	1.75%	2.16%	2.30%
Portfolio turnover rate	12%(C)	11%	28%	164%	45%	55%

(A)	Calculated based on average number of shares outstanding.
(B)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.42%.

(C)	Not annualized.
(D)	Annualized.
(E)	TAM has contractually agreed to reimburse 0.09% of the transfer agency fees through March 1, 2025. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed to reimburse 0.09% of the sub-transfer agency fees through March 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.62	$6.85	$9.53	$6.86	$9.57	$10.59
Investment operations:
Net investment income (loss) (A)	0.07	0.14	0.14	0.17	0.16	0.22
Net realized and unrealized gain (loss)	1.15	(0.25)	(1.33)	2.64	(1.59)	0.44
Total investment operations	1.22	(0.11)	(1.19)	2.81	(1.43)	0.66
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.12)	(0.14)	(0.14)	(0.18)	(0.23)
Net realized gains	—	—	(1.34)	—	(1.10)	(1.45)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.12)	(1.49)	(0.14)	(1.28)	(1.68)
Net asset value, end of period/year	$7.75	$6.62	$6.85	$9.53	$6.86	$9.57
Total return	18.44%(B)	(1.63)%	(14.23)%	41.31%	(17.26)%	8.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$104,971	$187,388	$217,081	$253,200	$420,958	$428,187
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.74%	0.73%	0.74%	0.78%	0.77%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.74%	0.73%	0.74%	0.78%	0.77%
Net investment income (loss) to average net assets	1.93%(C)	2.03%	1.80%	1.97%	2.18%	2.40%
Portfolio turnover rate	12%(B)	11%	28%	164%	45%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$6.62	$6.85	$9.53	$6.86	$9.57	$10.59
Investment operations:
Net investment income (loss) (A)	0.07	0.14	0.14	0.16	0.16	0.22
Net realized and unrealized gain (loss)	1.15	(0.25)	(1.33)	2.65	(1.59)	0.44
Total investment operations	1.22	(0.11)	(1.19)	2.81	(1.43)	0.66
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.12)	(0.14)	(0.14)	(0.18)	(0.23)
Net realized gains	—	—	(1.34)	—	(1.10)	(1.45)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and/or distributions to shareholders	(0.09)	(0.12)	(1.49)	(0.14)	(1.28)	(1.68)
Net asset value, end of period/year	$7.75	$6.62	$6.85	$9.53	$6.86	$9.57
Total return	18.44%(B)	(1.62)%	(14.23)%	41.31%	(17.25)%	8.77%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,510	$1,661	$1,602	$3,364	$4,586	$4,518
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%(C)	0.74%	0.73%	0.74%	0.78%	0.77%
Including waiver and/or reimbursement and recapture	0.76%(C)	0.74%	0.73%	0.74%	0.78%	0.77%
Net investment income (loss) to average net assets	1.85%(C)	2.02%	1.80%	1.93%	2.18%	2.37%
Portfolio turnover rate	12%(B)	11%	28%	164%	45%	55%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Equity Income (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
The dollar amount of applicable foreign withholding taxes on foreign income is included on a net basis in Withholding taxes on foreign income within the Statement of Operations. The Fund records a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are reflected in Tax reclaims within the Statement of Assets and Liabilities.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected in Other income within the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected in Reclaim professional fees within the Statement of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,010,875	$—	$—	$—	$1,010,875
Total Borrowings	$1,010,875	$—	$—	$—	$1,010,875
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The Fund’s emphasis on dividend paying stocks could cause the Fund’s share price and total return to fluctuate more than, or cause the Fund to underperform, similar Funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its sustainability strategy.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, AAM UK, TFS and TCI are affiliates of Aegon Ltd.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AAM UK, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$122,783,016	74.87%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.07%	March 1, 2025
Class C	1.90	March 1, 2025
Class I	0.88	March 1, 2025
Class I2, Class R6	0.78	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class C	$504	$639	$723	$450	$2,316

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I, Class I2 and Class R6.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$2,166	$22
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Class A of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2025.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$19,961	$2,937
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$25,806,904	$—	$143,129,402	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
For U.S. income tax purposes, ECJ tax reclaims received by the Fund, if any, reduces the amount of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by the Fund during the fiscal period exceeds foreign withholding taxes paid, and the Fund previously passed foreign tax credits on to its shareholders, the Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund's shareholders. During the period ended April 30, 2024, the ECJ tax reclaims received by the Fund did not exceed the foreign withholding taxes of the Fund.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$141,415,975	$31,356,231	$(7,790,017)	$23,566,214
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Equity Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. NEW ACCOUNTING PRONOUNCEMENT (continued)
effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA SUS EQTY INC 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Sustainable Growth Equity
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Sustainable Growth Equity

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,246.00	$5.31	$1,020.10	$4.77	0.95%
Class R6	1,000.00	1,248.80	3.08	1,022.10	2.77	0.55

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	98.1%
Net Other Assets (Liabilities)	1.9
Total	100.0%
Current and future portfolio holdings are subject to change and risk.
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Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 4.4%
Axon Enterprise, Inc. (A)	430	$ 134,874
TransDigm Group, Inc.	131	163,492
		298,366
Biotechnology - 6.8%
AbbVie, Inc.	1,225	199,234
Ascendis Pharma AS, ADR (A)	1,870	258,883
		458,117
Broadline Retail - 7.1%
Amazon.com, Inc. (A)	2,755	482,125
Building Products - 1.5%
Builders FirstSource, Inc. (A)	550	100,551
Capital Markets - 1.3%
S&P Global, Inc.	205	85,245
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	182	131,568
Containers & Packaging - 1.6%
Avery Dennison Corp.	505	109,726
Electrical Equipment - 3.3%
AMETEK, Inc.	585	102,176
Hubbell, Inc.	325	120,419
		222,595
Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	565	136,651
Financial Services - 4.9%
Global Payments, Inc.	590	72,434
Visa, Inc., Class A	965	259,209
		331,643
Ground Transportation - 2.0%
Uber Technologies, Inc. (A)	2,010	133,203
Health Care Equipment & Supplies - 2.4%
Cooper Cos., Inc.	820	73,029
Dexcom, Inc. (A)	700	89,173
		162,202
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	262	126,729
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (A)	31	97,948
	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.8%
American International Group, Inc.	1,595	$ 120,120
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A (A)	1,430	232,775
Alphabet, Inc., Class C (A)	1,445	237,905
		470,680
Life Sciences Tools & Services - 2.2%
Avantor, Inc. (A)	2,690	65,179
ICON PLC (A)	280	83,406
		148,585
Real Estate Management & Development - 1.6%
CoStar Group, Inc. (A)	1,180	108,005
Semiconductors & Semiconductor Equipment - 11.0%
NVIDIA Corp.	610	527,052
NXP Semiconductors NV	380	97,352
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	850	116,739
		741,143
Software - 21.0%
Cadence Design Systems, Inc. (A)	455	125,412
Microsoft Corp.	2,065	803,966
Salesforce, Inc.	695	186,913
SAP SE, ADR	450	81,545
ServiceNow, Inc. (A)	190	131,733
Workday, Inc., Class A (A)	370	90,550
		1,420,119
Specialty Retail - 1.8%
Home Depot, Inc.	360	120,319
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	3,300	562,089
Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc. (A)	150	54,090
Total Common Stocks (Cost $5,118,825)		6,621,819
Total Investments (Cost $5,118,825)		6,621,819
Net Other Assets (Liabilities) - 1.9%		126,718
Net Assets - 100.0%		$ 6,748,537
The Notes to Financial Statements are an integral part of this report.
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Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,621,819	$—	$—	$6,621,819
Total Investments	$6,621,819	$—	$—	$6,621,819
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
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Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $5,118,825)	$6,621,819
Cash	47,383
Receivables and other assets:
Investments sold	65,691
Dividends	1,955
Due from investment manager	6,678
Prepaid expenses	22,972
Total assets	6,766,498
Liabilities:
Payables and other liabilities:
Distribution and service fees	39
Transfer agent fees	72
Trustee and CCO fees	14
Audit and tax fees	12,991
Custody fees	2,440
Legal fees	11
Printing and shareholder reports fees	161
Other accrued expenses	2,233
Total liabilities	17,961
Net assets	$6,748,537
Net assets consist of:
Paid-in capital	$5,158,738
Total distributable earnings (accumulated losses)	1,589,799
Net assets	$6,748,537
Net assets by class:
Class A	$172,656
Class R6	6,575,881
Shares outstanding (unlimited shares, no par value):
Class A	13,161
Class R6	499,576
Net asset value per share: (A)
Class A	$13.12
Class R6	13.16
Maximum offering price per share: (B)
Class A	$13.88

(A)	Net asset value per share for Class R6 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
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Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$23,559
Interest income	618
Total investment income	24,177
Expenses:
Investment management fees	15,313
Distribution and service fees:
Class A	105
Transfer agent fees:
Class A	163
Class R6	236
Trustee and CCO fees	118
Audit and tax fees	11,256
Custody fees	3,658
Legal fees	175
Printing and shareholder reports fees	521
Registration fees	9,111
Index fees	2,758
Filing fees	6,709
Other	69
Total expenses before waiver and/or reimbursement and recapture	50,192
Expenses waived and/or reimbursed:
Class A	(586)
Class R6	(31,960)
Recapture of previously waived and/or reimbursed fees:
Class A	62
Class R6	7
Net expenses	17,715
Net investment income (loss)	6,462
Net realized gain (loss) on:
Investments	98,259
Net change in unrealized appreciation (depreciation) on:
Investments	1,214,550
Net realized and change in unrealized gain (loss)	1,312,809
Net increase (decrease) in net assets resulting from operations	$1,319,271
The Notes to Financial Statements are an integral part of this report.
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Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023 (A)
From operations:
Net investment income (loss)	$6,462	$(3,578)
Net realized gain (loss)	98,259	(11,012)
Net change in unrealized appreciation (depreciation)	1,214,550	288,444
Net increase (decrease) in net assets resulting from operations	1,319,271	273,854
Dividends and/or distributions to shareholders:
Class R6	(7,036)	—
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(7,036)	—
Capital share transactions:
Proceeds from shares sold:
Class A	81,143	251,872
Class R6	—	4,990,000
	81,143	5,241,872
Dividends and/or distributions reinvested:
Class R6	7,036	—
	7,036	—
Cost of shares redeemed:
Class A	(2,644)	(164,959)
	(2,644)	(164,959)
Net increase (decrease) in net assets resulting from capital share transactions	85,535	5,076,913
Net increase (decrease) in net assets	1,397,770	5,350,767
Net assets:
Beginning of period/year	5,350,767	—
End of period/year	$6,748,537	$5,350,767
Capital share transactions - shares:
Shares issued:
Class A	5,252	23,184
Class R6	—	499,000
	5,252	522,184
Shares reinvested:
Class R6	576	—
	576	—
Shares redeemed:
Class A	(261)	(15,014)
	(261)	(15,014)
Net increase (decrease) in shares outstanding:
Class A	4,991	8,170
Class R6	576	499,000
	5,567	507,170

(A)	Fund commenced operations on March 31, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.53	$10.00
Investment operations:
Net investment income (loss) (B)	(0.02)	(0.04)
Net realized and unrealized gain (loss)	2.61	0.57
Total investment operations	2.59	0.53
Net asset value, end of period/year	$13.12	$10.53
Total return (C)(D)	24.60%	5.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$173	$86
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	2.19%	5.71%
Including waiver and/or reimbursement and recapture	0.95%	0.95%
Net investment income (loss) to average net assets (E)	(0.27)%	(0.61)%
Portfolio turnover rate (D)	27%	30%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.55	$10.00
Investment operations:
Net investment income (loss) (B)	0.01	(0.01)
Net realized and unrealized gain (loss)	2.61	0.56
Total investment operations	2.62	0.55
Dividends and/or distributions to shareholders:
Net investment income	(0.01)	—
Net asset value, end of period/year	$13.16	$10.55
Total return (C)	24.88%	5.50%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,576	$5,265
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.57%	5.14%
Including waiver and/or reimbursement and recapture	0.55%	0.55%
Net investment income (loss) to average net assets (D)	0.21%	(0.11)%
Portfolio turnover rate (C)	27%	30%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Sustainable Growth Equity (the "Fund") commenced operations on March 31, 2023. The Fund is a series of the Trust and is classified as non-diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class R6.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $64.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
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Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
5. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. RISK FACTORS (continued)
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Non-diversification risk: As a “non-diversified” Fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$6,589,272	97.64%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.48%
Over $500 million up to $1 billion	0.47
Over $1 billion up to $2 billion	0.46
Over $2 billion	0.45
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.95%	March 1, 2025
Class R6	0.55	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023 (B)	2024	Total
Class A	$—	$—	$1,480	$586	$2,066
Class R6	—	—	143,002	31,960	174,962

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
(B)	Commenced operations on March 31, 2023.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class R6.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$3,018	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$398	$72
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
7. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$1,726,464	$—	$1,696,506	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state
Transamerica Funds
Semi-Annual Report 2024

Transamerica Sustainable Growth Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$5,118,825	$1,543,337	$(40,343)	$1,502,994
9. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 TA SUS GROWTH EQTY 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica UltraShort Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica UltraShort Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,025.90	$3.43	$1,021.50	$3.42	0.68%
Class I	1,000.00	1,027.70	1.76	1,023.10	1.76	0.35

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Commercial Paper	47.9%
Corporate Debt Securities	29.2
Asset-Backed Securities	13.3
Short-Term U.S. Government Obligations	4.2
Mortgage-Backed Securities	2.8
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	0.4
Total	100.0%

Fund Characteristics	Years
Average Maturity §	0.57
Duration †	0.47

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	4.2%
AAA	11.9
AA	1.2
A	11.4
BBB	19.1
BB	0.3
Not Rated	51.5
Net Other Assets (Liabilities)	0.4
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 29.2%
Aerospace & Defense - 0.5%
Boeing Co.
2.25%, 06/15/2026	$ 210,000	$ 193,193
Automobiles - 2.5%
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	217,000	201,425
3.38%, 11/13/2025	200,000	191,991
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	130,000	127,426
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	400,000	391,699
		912,541
Banks - 11.1%
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	410,000	389,586
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	115,000	115,502
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	203,677
BNP Paribas SA
Fixed until 11/19/2024, 2.82% (B), 11/19/2025 (A)	200,000	196,424
Citibank NA
5.44%, 04/30/2026	265,000	264,666
Citigroup, Inc.
Fixed until 05/24/2024, 4.14% (B), 05/24/2025	293,000	292,627
Deutsche Bank AG
0.90%, 05/28/2024	150,000	149,497
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	293,000	278,421
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	200,000	202,455
JPMorgan Chase & Co.
3.13%, 01/23/2025	330,000	324,197
Fixed until 10/22/2026, 6.07% (B), 10/22/2027	173,000	175,021
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	195,065
Morgan Stanley
Fixed until 10/21/2024, 1.16% (B), 10/21/2025	272,000	265,750
Fixed until 01/28/2026, 5.05% (B), 01/28/2027	101,000	99,980
PNC Financial Services Group, Inc.
Fixed until 10/28/2024, 5.67% (B), 10/28/2025	57,000	56,949
Fixed until 06/12/2025, 5.81% (B), 06/12/2026	177,000	176,968
Truist Financial Corp.
2.85%, 10/26/2024	196,000	193,293
US Bancorp
1.45%, 05/12/2025	196,000	188,033
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (B), 05/19/2025	$ 294,000	$ 293,159
		4,061,270
Beverages - 1.0%
Constellation Brands, Inc.
3.60%, 05/09/2024	196,000	195,897
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	180,000	177,871
		373,768
Chemicals - 0.3%
Westlake Corp.
0.88%, 08/15/2024	119,000	117,324
Commercial Services & Supplies - 0.3%
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	97,000	97,493
Consumer Finance - 0.2%
American Express Co.
3.38%, 05/03/2024	90,000	89,994
Containers & Packaging - 0.3%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	98,000	95,887
Electric Utilities - 1.2%
Black Hills Corp.
1.04%, 08/23/2024	172,000	169,334
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	134,605
Exelon Corp.
3.40%, 04/15/2026	138,000	132,542
		436,481
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	300,000	293,722
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	138,000	132,687
		426,409
Food Products - 0.5%
Cargill, Inc.
4.88%, 10/10/2025 (A)	178,000	176,647
Health Care Providers & Services - 0.6%
Cigna Group
3.50%, 06/15/2024	99,000	98,699
CVS Health Corp.
2.63%, 08/15/2024	128,000	126,815
		225,514
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.5%
Ventas Realty LP
3.25%, 10/15/2026	$ 106,000	$ 99,600
3.50%, 02/01/2025	100,000	98,186
		197,786
Health Care Technology - 0.5%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	200,000	199,650
Hotels, Restaurants & Leisure - 0.4%
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	132,000	129,415
Leisure Products - 0.5%
Brunswick Corp.
0.85%, 08/18/2024	196,000	192,915
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	130,000	128,198
Oil, Gas & Consumable Fuels - 2.8%
DCP Midstream Operating LP
5.38%, 07/15/2025	61,000	60,697
Energy Transfer LP
5.75%, 04/01/2025	99,000	98,809
MPLX LP
4.88%, 12/01/2024	131,000	130,161
ONEOK, Inc.
5.55%, 11/01/2026	193,000	192,799
Ovintiv, Inc.
5.65%, 05/15/2025	215,000	214,297
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	203,000	200,748
Williams Cos., Inc.
3.90%, 01/15/2025	109,000	107,615
		1,005,126
Personal Care Products - 0.4%
Kenvue, Inc.
5.50%, 03/22/2025	158,000	158,017
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	180,000	178,724
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	201,000	199,442
		378,166
Software - 0.3%
Fiserv, Inc.
3.20%, 07/01/2026	105,000	99,985
Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	132,000	132,739
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	$ 200,000	$ 200,075
		332,814
Tobacco - 0.9%
BAT Capital Corp.
3.22%, 08/15/2024	128,000	126,918
Philip Morris International, Inc.
5.13%, 11/15/2024	200,000	199,492
		326,410
Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc.
2.95%, 03/15/2025	125,000	122,015
T-Mobile USA, Inc.
2.25%, 02/15/2026	214,000	201,792
		323,807
Total Corporate Debt Securities (Cost $10,703,307)		10,678,810
ASSET-BACKED SECURITIES - 13.3%
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	105,368	106,053
Series 2024-1A, Class A, 7.71%, 01/21/2031 (A)	92,872	93,243
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/2026	305,000	297,361
Series 2022-3, Class A, 3.75%, 08/15/2027	300,000	293,449
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D, 2.13%, 03/18/2026	250,000	244,964
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class A, 3.35%, 09/22/2025 (A)	275,000	273,577
Series 2020-2A, Class A, 2.02%, 02/20/2027 (A)	350,000	329,002
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 6.53% (B) , 10/24/2030 (A)	158,444	158,674
Discover Card Execution Note Trust
Series 2022-A2, Class A, 3.32%, 05/15/2027	250,000	244,295
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (A)	300,000	291,632
Hyundai Auto Receivables Trust
Series 2021-B, Class A3, 0.38%, 01/15/2026	134,751	132,983
LCM XXV Ltd.
Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.42% (B) , 07/20/2030 (A)	101,744	101,743
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	$ 205,550	$ 201,554
Series 2021-4, Class C, 1.26%, 02/16/2027	149,220	147,438
Series 2022-2, Class A3, 2.98%, 10/15/2026	24,196	24,167
Series 2023-5, Class A2, 6.31%, 07/15/2027	89,491	89,696
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 05/20/2036 (A)	158,164	157,167
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	129,089	123,984
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 6.57% (B) , 07/25/2030 (A)	81,337	81,377
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.55% (B) , 04/16/2031 (A)	212,566	212,600
TCW CLO Ltd.
Series 2018-1A, Class A1R, 3-Month Term SOFR + 1.23%, 6.56% (B) , 04/25/2031 (A)	145,471	145,529
Tidewater Auto Receivables Trust
Series 2020-AA, Class D, 2.31%, 03/15/2027 (A)	134,273	132,653
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A, 2.56%, 11/25/2031 (A)	350,000	349,301
Series 2020-1A, Class A, 1.35%, 05/25/2033 (A)	250,000	238,894
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 6.64% (B) , 07/20/2030 (A)	227,021	227,146
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	100,934	100,963
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	93,339	88,518
Total Asset-Backed Securities (Cost $4,846,416)		4,887,963
MORTGAGE-BACKED SECURITIES - 2.8%
BX Commercial Mortgage Trust
Series 2020-VKNG, Class C, 1-Month Term SOFR + 1.51%, 6.84% (B) , 10/15/2037 (A)	245,000	242,933
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, 1-Month Term SOFR + 2.05%, 7.37% (B) , 12/15/2037 (A)	250,000	249,531
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.14%, 12/10/2036 (A)	350,000	341,889
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.95%, 7.27% (B) , 12/15/2036 (A)	$ 191,912	$ 191,672
Total Mortgage-Backed Securities (Cost $1,009,867)		1,026,025
COMMERCIAL PAPER - 47.9%
Banks - 16.3%
ABN AMRO Funding USA LLC
5.85% (C), 05/03/2024 (A)	500,000	499,778
Australia & New Zealand Banking Group Ltd.
5.26% (C), 10/23/2024 (A)	500,000	486,901
Bank of China Ltd.
5.81% (C), 08/23/2024	250,000	245,528
HSBC USA, Inc.
5.57% (C), 07/23/2024 (A)	500,000	493,572
5.60% (C), 10/04/2024 (A)	250,000	243,995
Korea Development Bank
5.44% (C), 08/06/2024	500,000	492,677
Mackinac Funding Co. LLC
5.54% (C), 09/04/2024 (A)	350,000	343,322
Macquarie Bank Ltd.
5.39% (C), 08/12/2024 (A)	550,000	541,229
NatWest Markets PLC
5.57% (C), 10/23/2024 (A)	450,000	438,359
5.92% (C), 05/21/2024 (A)	250,000	249,224
Standard Chartered Bank
5.42% (C), 07/15/2024 (A)	500,000	494,350
Svenska Handelsbanken AB
5.42% (C), 06/13/2024 (A)	500,000	496,776
5.51% (C), 09/16/2024 (A)	250,000	244,949
Westpac Banking Corp.
5.54% (C), 09/12/2024 (A)	700,000	686,173
		5,956,833
Capital Markets - 1.6%
Intercontinental Exchange, Inc.
5.59% (C), 05/22/2024 (A)	600,000	597,987
Chemicals - 2.1%
Nutrien Ltd.
5.57% (C), 05/06/2024 (A)	500,000	499,545
5.62% (C), 05/14/2024 (A)	250,000	249,465
		749,010
Consumer Finance - 1.4%
American Honda Finance Corp.
5.68% (C), 06/06/2024	500,000	497,144
Containers & Packaging - 2.0%
Amcor Flexibles North America, Inc.
5.61% (C), 05/16/2024 (A)	250,000	249,377
5.63% (C), 05/13/2024 (A)	500,000	498,995
		748,372
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Consumer Services - 1.4%
VW Credit, Inc.
5.64% (C), 05/08/2024 (A)	$ 250,000	$ 249,698
5.68% (C), 05/21/2024 (A)	280,000	279,099
		528,797
Diversified Telecommunication Services - 1.9%
AT&T, Inc.
5.72% (C), 06/24/2024 (A)	700,000	694,134
Electric Utilities - 2.7%
Duke Energy Corp.
5.61% (C), 05/02/2024 (A)	500,000	499,849
Entergy Corp.
5.71% (C), 06/13/2024 (A)	500,000	496,591
		996,440
Financial Services - 13.2%
Alinghi Funding Co. LLC
6.00% (C), 06/12/2024 (A)	500,000	496,772
Atlantic Asset Securitization LLC
5.92% (C), 05/10/2024 (A)	500,000	499,259
Barton Capital SA
5.50% (C), 08/01/2024 (A)	500,000	493,036
Gotham Funding Corp.
5.51% (C), 07/01/2024 (A)	500,000	495,367
GTA Funding LLC
5.52% (C), 07/23/2024 (A)	500,000	493,705
Lexington Parker Capital Co. LLC
5.48% (C), 05/06/2024 (A)	500,000	499,556
LMA-Americas LLC
5.59% (C), 10/15/2024 (A)	250,000	243,703
Longship Funding LLC
5.46% (C), 05/10/2024 (A)	350,000	349,482
Mont Blanc Capital Corp.
5.47% (C), 05/23/2024 (A)	500,000	498,289
Sheffield Receivables Co. LLC
5.48% (C), 05/21/2024 (A)	500,000	498,435
Thunder Bay Funding LLC
5.83% (C), 05/07/2024 (A)	250,000	249,741
		4,817,345
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.
5.59% (C), 09/03/2024 (A)	650,000	637,829
	Principal	Value
COMMERCIAL PAPER (continued)
Oil, Gas & Consumable Fuels - 1.9%
TransCanada PipeLines Ltd.
5.58% (C), 06/04/2024 (A)	$ 700,000	$ 696,207
Pharmaceuticals - 1.7%
Pfizer, Inc.
5.38% (C), 07/02/2024 (A)	375,000	371,477
5.47% (C), 05/29/2024 (A)	250,000	248,925
		620,402
Total Commercial Paper (Cost $17,544,715)		17,540,500
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.2%
U.S. Treasury Bills
5.43% (C), 05/23/2024	1,225,000	1,221,047
5.53% (C), 09/05/2024	300,000	294,477
Total Short-Term U.S. Government Obligations (Cost $1,515,612)		1,515,524
REPURCHASE AGREEMENTS - 2.2%
Barclays Capital, Inc., 5.30% (C), dated 04/30/2024, to be repurchased at $600,088 on 05/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 11/15/2033, and with a value of $599,529.	600,000	600,000
Fixed Income Clearing Corp., 2.50% (C), dated 04/30/2024, to be repurchased at $196,475 on 05/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2026, and with a value of $200,513.	196,462	196,462
Total Repurchase Agreements (Cost $796,462)		796,462
Total Investments (Cost $36,416,379)		36,445,284
Net Other Assets (Liabilities) - 0.4%		145,385
Net Assets - 100.0%		$ 36,590,669
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$10,678,810	$—	$10,678,810
Asset-Backed Securities	—	4,887,963	—	4,887,963
Mortgage-Backed Securities	—	1,026,025	—	1,026,025
Commercial Paper	—	17,540,500	—	17,540,500
Short-Term U.S. Government Obligations	—	1,515,524	—	1,515,524
Repurchase Agreements	—	796,462	—	796,462
Total Investments	$—	$36,445,284	$—	$36,445,284
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $21,963,950, representing 60.0% of the
Fund’s net assets.

(B)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Rate disclosed reflects the yield at April 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $35,619,917)	$35,648,822
Repurchase agreement, at value (cost $796,462)	796,462
Receivables and other assets:
Shares of beneficial interest sold	28,750
Interest	130,018
Tax reclaims	1,618
Due from investment manager	5,896
Prepaid expenses	23,462
Total assets	36,635,028
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	16,255
Distribution and service fees	75
Transfer agent fees	3,378
Trustee and CCO fees	59
Audit and tax fees	17,767
Custody fees	4,419
Legal fees	7
Printing and shareholder reports fees	6
Other accrued expenses	2,393
Total liabilities	44,359
Net assets	$36,590,669
Net assets consist of:
Paid-in capital	$36,536,096
Total distributable earnings (accumulated losses)	54,573
Net assets	$36,590,669
Net assets by class:
Class A	$333,074
Class I	36,257,595
Shares outstanding (unlimited shares, no par value):
Class A	33,232
Class I	3,618,512
Net asset value per share: (A)
Class A	$10.02
Class I	10.02
Maximum offering price per share: (B)
Class A	$10.60

(A)	Net asset value per share for Class I shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Interest income	$895,311
Net income from securities lending	57
Total investment income	895,368
Expenses:
Investment management fees	27,783
Distribution and service fees:
Class A	296
Transfer agent fees:
Class A	97
Class I	16,863
Trustee and CCO fees	594
Audit and tax fees	21,962
Custody fees	7,208
Legal fees	859
Printing and shareholder reports fees	814
Registration fees	10,190
Filing fees	6,539
Other	379
Total expenses before waiver and/or reimbursement and recapture	93,584
Expenses waived and/or reimbursed:
Class A	(153)
Class I	(35,853)
Recapture of previously waived and/or reimbursed fees:
Class A	15
Net expenses	57,593
Net investment income (loss)	837,775
Net realized gain (loss) on:
Investments	20,413
Net change in unrealized appreciation (depreciation) on:
Investments	28,263
Net realized and change in unrealized gain (loss)	48,676
Net increase (decrease) in net assets resulting from operations	$886,451
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023 (A)
From operations:
Net investment income (loss)	$837,775	$753,692
Net realized gain (loss)	20,413	24,221
Net change in unrealized appreciation (depreciation)	28,263	642
Net increase (decrease) in net assets resulting from operations	886,451	778,555
Dividends and/or distributions to shareholders:
Class A	(5,852)	(2,455)
Class I	(858,139)	(750,992)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(863,991)	(753,447)
Capital share transactions:
Proceeds from shares sold:
Class A	135,993	227,433
Class I	10,188,190	25,146,101
	10,324,183	25,373,534
Dividends and/or distributions reinvested:
Class A	5,852	2,443
Class I	858,139	750,992
	863,991	753,435
Cost of shares redeemed:
Class A	(17,650)	(21,148)
Class I	(733,231)	(13)
	(750,881)	(21,161)
Net increase (decrease) in net assets resulting from capital share transactions	10,437,293	26,105,808
Net increase (decrease) in net assets	10,459,753	26,130,916
Net assets:
Beginning of period/year	26,130,916	—
End of period/year	$36,590,669	$26,130,916
Capital share transactions - shares:
Shares issued:
Class A	13,558	22,719
Class I	1,016,414	2,514,594
	1,029,972	2,537,313
Shares reinvested:
Class A	584	244
Class I	85,570	75,066
	86,154	75,310
Shares redeemed:
Class A	(1,760)	(2,113)
Class I	(73,131)	(1)
	(74,891)	(2,114)
Net increase (decrease) in shares outstanding:
Class A	12,382	20,850
Class I	1,028,853	2,589,659
	1,041,235	2,610,509

(A)	Fund commenced operations on March 31, 2023.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.24	0.29
Net realized and unrealized gain (loss)	0.02	0.00 (C)
Total investment operations	0.26	0.29
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.28)
Net realized gains	(0.01)	—
Total dividends and/or distributions to shareholders	(0.25)	(0.28)
Net asset value, end of period/year	$10.02	$10.01
Total return (D)(E)	2.59%	2.90%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$333	$209
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.80%	1.66%
Including waiver and/or reimbursement and recapture	0.68%	0.69%
Net investment income (loss) to average net assets (F)	4.81%	4.93%
Portfolio turnover rate (E)	26%	32%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023 (A)
Net asset value, beginning of period/year	$10.01	$10.00
Investment operations:
Net investment income (loss) (B)	0.26	0.30
Net realized and unrealized gain (loss)	0.02	0.01
Total investment operations	0.28	0.31
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.30)
Net realized gains	(0.01)	—
Total dividends and/or distributions to shareholders	(0.27)	(0.30)
Net asset value, end of period/year	$10.02	$10.01
Total return (C)	2.77%	3.11%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$36,258	$25,922
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.57%	1.35%
Including waiver and/or reimbursement and recapture	0.35%	0.35%
Net investment income (loss) to average net assets (D)	5.13%	5.06%
Portfolio turnover rate (C)	26%	32%

(A)	Commenced operations on March 31, 2023.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica UltraShort Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers two classes of shares, Class A and Class I.
Each class has a public offering price that reflects different sales charges, if any, and expense level.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund falls, the value of your investment will go down. The Fund may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Fund, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, AUIM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, AUIM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$26,502,622	72.43%
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.17%
Over $1 billion	0.16
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	0.69%	March 1, 2025
Class I	0.35	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$—	$467	$143	$610
Class I	—	—	148,214	35,853	184,067

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I.
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$16,724	$3,337
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$10,747,129	$—	$3,060,404	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$36,416,379	$75,789	$(46,884)	$28,905
Transamerica Funds
Semi-Annual Report 2024

Transamerica UltraShort Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 US B 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica Unconstrained Bond
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica Unconstrained Bond

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,060.60	$5.64	$1,019.40	$5.52	1.10%
Class I	1,000.00	1,061.90	4.41	1,020.60	4.32	0.86
Class I2	1,000.00	1,061.40	3.90	1,021.10	3.82	0.76

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	36.5%
U.S. Government Agency Obligations	21.4
Short-Term Investment Companies	15.2
Loan Assignments	10.4
Short-Term U.S. Government Obligations	10.2
Foreign Government Obligations	2.8
Asset-Backed Securities	2.5
U.S. Government Obligations	2.1
Other Investment Company	1.1
Common Stocks	0.8
Preferred Stock	0.4
Convertible Bonds	0.1
Net Other Assets (Liabilities) ^	(3.5)
Total	100.0%

Fund Characteristics	Years
Average Maturity §	6.91
Duration †	3.20

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	33.8%
AAA	0.7
AA	1.5
A	7.6
BBB	17.9
BB	10.1
B	10.0
CCC and Below	1.5
Not Rated	20.4
Net Other Assets (Liabilities)	(3.5)
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

^
The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Fund by the market value of the security, then averaging these weighted figures.
†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.
‡
Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by
Moody’s, by Fitch ratings, and then included in the closest equivalent
S&P rating. Credit ratings are subject to change. The Fund itself has not been rated by an independent agency.

Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.5%
Aerospace & Defense - 0.2%
Boeing Co.
5.15%, 05/01/2030	$ 334,000	$ 316,525
6.26%, 05/01/2027 (A)(B)	48,000	48,141
L3Harris Technologies, Inc.
5.25%, 06/01/2031	59,000	57,483
5.40%, 07/31/2033	89,000	86,659
Lockheed Martin Corp.
4.45%, 05/15/2028	64,000	62,288
		571,096
Air Freight & Logistics - 0.0% (C)
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (A)(D)	125,000	112,996
Automobiles - 0.4%
BMW US Capital LLC
3.90%, 04/09/2025 (A)	391,000	385,222
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	174,334
General Motors Financial Co., Inc.
5.75%, 02/08/2031	28,000	27,657
5.80%, 01/07/2029	170,000	169,561
5.95%, 04/04/2034	48,000	47,001
Hyundai Capital America
5.35%, 03/19/2029 (A)	62,000	60,944
5.80%, 06/26/2025 (A)	40,000	39,953
6.50%, 01/16/2029 (A)	46,000	47,367
Hyundai Capital Services, Inc.
1.25%, 02/08/2026 (E)	330,000	304,335
		1,256,374
Banks - 9.0%
ABQ Finance Ltd.
1.88%, 09/08/2025 (E)	640,000	605,120
Australia & New Zealand Banking Group Ltd.
Fixed until 06/15/2026 (F), 6.75% (A)(G)	563,000	563,385
Banco de Credito del Peru SA
2.70%, 01/11/2025 (E)	450,000	439,154
Banco de Credito e Inversiones SA
Fixed until 02/08/2029 (F), 8.75% (A)(G)	755,000	773,799
Banco Santander SA
6.35%, 03/14/2034	200,000	195,177
6.94%, 11/07/2033	200,000	213,960
Fixed until 05/21/2033 (F), 9.63% (G)	1,800,000	1,922,270
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (G), 10/22/2025	392,000	385,589
Fixed until 03/08/2032, 3.85% (G), 03/08/2037	32,000	27,552
Fixed until 02/07/2029, 3.97% (G), 02/07/2030	393,000	365,179
Fixed until 04/27/2032, 4.57% (G), 04/27/2033	384,000	354,072
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of China Ltd.
5.00%, 11/13/2024 (E)	$ 240,000	$ 238,877
Bank of East Asia Ltd.
Fixed until 05/29/2025, 4.00% (G), 05/29/2030 (E)	300,000	290,235
Fixed until 10/21/2025 (F), 5.83% (E)(G)	250,000	239,688
Fixed until 09/19/2024 (F), 5.88% (E)(G)	250,000	245,690
Bank of Montreal
1.50%, 01/10/2025	304,000	295,532
Fixed until 05/26/2029, 7.70% (G), 05/26/2084	556,000	555,574
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (G), 05/04/2037	109,000	96,226
5.65%, 02/01/2034	80,000	79,686
Fixed until 01/27/2029, 8.00% (G), 01/27/2084	280,000	281,451
BankUnited, Inc.
4.88%, 11/17/2025	81,000	78,902
5.13%, 06/11/2030 (D)	81,000	72,975
Barclays PLC
Fixed until 12/15/2025 (F), 6.13% (G)	220,000	211,472
BNP Paribas SA
Fixed until 06/30/2026, 1.68% (G), 06/30/2027 (A)	200,000	183,322
Fixed until 08/22/2031 (F), 8.00% (A)(G)	200,000	198,634
CBQ Finance Ltd.
2.00%, 05/12/2026 (E)	480,000	443,933
Citigroup, Inc.
Fixed until 04/08/2025, 3.11% (G), 04/08/2026	184,000	179,279
4.45%, 09/29/2027	170,000	163,763
Fixed until 05/24/2032, 4.91% (G), 05/24/2033	368,000	345,705
Fixed until 05/25/2033, 6.17% (G), 05/25/2034	35,000	34,752
Citizens Financial Group, Inc.
2.64%, 09/30/2032	138,000	102,725
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (G), 01/26/2027 (A)	250,000	231,194
5.30%, 07/12/2028 (A)	254,000	252,082
Danske Bank AS
Fixed until 09/10/2024, 0.98% (G), 09/10/2025 (A)	357,000	350,184
Fixed until 12/20/2024, 3.24% (G), 12/20/2025 (A)	374,000	366,950
DBS Group Holdings Ltd.
Fixed until 03/10/2026, 1.82% (G), 03/10/2031 (E)	640,000	594,314
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Deutsche Bank AG
Fixed until 01/07/2027, 2.55% (G), 01/07/2028	$ 150,000	$ 136,929
Fixed until 01/18/2028, 6.72% (G), 01/18/2029	435,000	443,489
Fixed until 11/10/2032, 7.08% (G), 02/10/2034	423,000	421,240
Emirates NBD Bank PJSC
1.64%, 01/13/2026 (E)	350,000	326,551
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (G), 04/04/2034 (E)	600,000	604,500
First Horizon Bank
5.75%, 05/01/2030 (D)	250,000	230,037
Goldman Sachs Group, Inc.
Fixed until 09/10/2026, 1.54% (G), 09/10/2027	322,000	291,679
Fixed until 07/21/2031, 2.38% (G), 07/21/2032	348,000	278,594
Fixed until 04/25/2034, 5.85% (G), 04/25/2035	61,000	61,007
Hana Bank
4.25%, 10/14/2024 (E)	300,000	297,198
HSBC Holdings PLC
Fixed until 11/22/2026, 2.25% (G), 11/22/2027	250,000	228,653
Fixed until 03/09/2028, 6.16% (G), 03/09/2029	200,000	202,263
Fixed until 06/20/2033, 6.55% (G), 06/20/2034	700,000	708,352
ING Groep NV
Fixed until 07/01/2025, 1.40% (G), 07/01/2026 (A)	200,000	189,771
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (G), 11/08/2032	411,000	333,403
Fixed until 05/01/2027, 3.54% (G), 05/01/2028	299,000	282,152
Fixed until 04/26/2025, 4.08% (G), 04/26/2026	158,000	155,260
4.13%, 12/15/2026	76,000	73,401
Fixed until 10/23/2033, 6.25% (G), 10/23/2034	170,000	175,995
KeyBank NA
3.40%, 05/20/2026	250,000	234,715
Kookmin Bank
2.50%, 11/04/2030 (E)	650,000	527,581
Macquarie Bank Ltd.
Fixed until 03/08/2027 (F), 6.13% (E)(G)	780,000	755,574
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	344,000	334,274
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (G), 09/13/2025	413,000	407,731
Fixed until 07/06/2028, 5.78% (G), 07/06/2029	393,000	394,158
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 10/21/2024, 1.16% (G), 10/21/2025	$ 91,000	$ 88,909
Fixed until 07/20/2026, 1.51% (G), 07/20/2027	44,000	40,168
Fixed until 05/04/2026, 1.59% (G), 05/04/2027	54,000	49,790
Fixed until 04/01/2030, 3.62% (G), 04/01/2031	312,000	280,328
Fixed until 04/20/2028, 5.16% (G), 04/20/2029	43,000	42,289
Fixed until 04/20/2032, 5.30% (G), 04/20/2037	35,000	32,795
National Australia Bank Ltd.
6.43%, 01/12/2033 (A)	329,000	337,372
NatWest Group PLC
Fixed until 06/28/2031 (F), 4.60% (G)	562,000	427,149
NatWest Markets PLC
3.48%, 03/22/2025 (A)	333,000	326,536
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (G), 09/15/2027 (E)	330,000	299,056
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (G), 11/24/2030 (E)	330,000	310,577
QNB Finance Ltd.
4.88%, 01/30/2029 (E)	480,000	466,498
Royal Bank of Canada
4.90%, 01/12/2028	182,000	178,873
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (E)	470,000	445,492
SNB Funding Ltd.
2.75%, 10/02/2024 (E)	550,000	542,553
Societe Generale SA
Fixed until 11/18/2030 (F), 5.38% (A)(D)(G)	1,765,000	1,427,643
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (G), 01/14/2027 (E)	490,000	453,907
Fixed until 08/15/2027 (F), 7.75% (E)(G)	700,000	695,497
Sumitomo Mitsui Financial Group, Inc.
Fixed until 06/05/2034 (F), 6.60% (G)	200,000	192,321
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (G), 05/06/2031	76,000	67,781
UBS Group AG
Fixed until 05/12/2027, 4.75% (G), 05/12/2028 (A)	275,000	266,126
Fixed until 09/22/2033, 6.30% (G), 09/22/2034 (A)	404,000	410,539
Fixed until 04/12/2031 (F), 7.75% (A)(G)	413,000	417,896
United Overseas Bank Ltd.
Fixed until 10/14/2026, 2.00% (G), 10/14/2031 (E)	660,000	602,208
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (G), 02/11/2031	$ 63,000	$ 53,247
Fixed until 10/30/2029, 2.88% (G), 10/30/2030	29,000	25,162
3.00%, 02/19/2025	287,000	280,975
4.30%, 07/22/2027	118,000	113,691
Fixed until 01/23/2034, 5.50% (G), 01/23/2035	28,000	27,193
Fixed until 04/22/2027, 5.71% (G), 04/22/2028	85,000	85,104
Westpac Banking Corp.
Fixed until 09/21/2027 (F), 5.00% (G)	525,000	486,686
Zions Bancorp NA
3.25%, 10/29/2029	275,000	225,233
		29,772,503
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	474,000	431,404
Becle SAB de CV
2.50%, 10/14/2031 (E)	300,000	231,360
Constellation Brands, Inc.
4.35%, 05/09/2027	30,000	29,040
PepsiCo, Inc.
2.25%, 03/19/2025	188,000	182,898
		874,702
Biotechnology - 0.1%
Amgen, Inc.
5.25%, 03/02/2033	164,000	160,385
Royalty Pharma PLC
2.15%, 09/02/2031	146,000	114,412
		274,797
Broadline Retail - 1.0%
AutoZone, Inc.
6.25%, 11/01/2028	21,000	21,632
Costco Wholesale Corp.
1.60%, 04/20/2030	57,000	46,823
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (E)	280,000	269,417
Genuine Parts Co.
6.50%, 11/01/2028	80,000	83,055
Kohl's Corp.
4.63%, 05/01/2031	153,000	126,262
LS Finance 2017 Ltd.
4.80%, 06/18/2026 (E)	200,000	166,549
LS Finance Ltd.
4.88%, 07/15/2024 (E)	875,000	866,453
Meituan
3.05%, 10/28/2030 (E)	480,000	405,095
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	52,000	52,309
Prosus NV
3.68%, 01/21/2030 (E)	370,000	318,274
4.03%, 08/03/2050 (E)	500,000	315,693
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Broadline Retail (continued)
Tencent Holdings Ltd.
2.39%, 06/03/2030 (D)(E)	$ 450,000	$ 377,792
Walmart, Inc.
3.95%, 09/09/2027	184,000	178,202
		3,227,556
Building Products - 0.1%
Home Depot, Inc.
4.90%, 04/15/2029	53,000	52,429
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	155,000	142,321
Lennox International, Inc.
5.50%, 09/15/2028	114,000	113,574
Park River Holdings, Inc.
6.75%, 08/01/2029 (A)	125,000	107,441
		415,765
Capital Markets - 0.6%
Charles Schwab Corp.
2.45%, 03/03/2027	27,000	24,867
Huarong Finance 2019 Co. Ltd.
Fixed until 09/30/2025 (F), 4.25% (E)(G)	400,000	379,504
Huarong Finance Co. Ltd.
4.75%, 04/27/2027 (E)	500,000	466,250
Huarong Finance II Co. Ltd.
5.50%, 01/16/2025 (E)	500,000	494,160
ION Trading Technologies SARL
5.75%, 05/15/2028 (A)	230,000	210,084
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031 (A)	40,000	40,301
SURA Asset Management SA
4.38%, 04/11/2027 (E)	342,000	326,157
		1,941,323
Chemicals - 0.5%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	205,000	173,227
Eastman Chemical Co.
5.75%, 03/08/2033	174,000	171,928
Ecolab, Inc.
5.25%, 01/15/2028	155,000	155,193
MEGlobal BV
2.63%, 04/28/2028 (E)	340,000	298,782
4.25%, 11/03/2026 (E)	300,000	286,308
Nutrien Ltd.
4.90%, 03/27/2028	146,000	142,819
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033 (E)	450,000	451,275
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	124,000	31,856
		1,711,388
Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	75,000	66,856
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Deluxe Corp.
8.00%, 06/01/2029 (A)	$ 153,000	$ 137,647
Garda World Security Corp.
6.00%, 06/01/2029 (A)	190,000	167,812
GXO Logistics, Inc.
6.25%, 05/06/2029 (B)	75,000	75,066
Hertz Corp.
4.63%, 12/01/2026 (A)	75,000	57,959
PROG Holdings, Inc.
6.00%, 11/15/2029 (A)	92,000	84,913
Quanta Services, Inc.
2.35%, 01/15/2032	70,000	55,217
2.90%, 10/01/2030	22,000	18,805
Republic Services, Inc.
5.00%, 04/01/2034	68,000	65,500
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (A)	427,000	417,465
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	358,000	286,805
Upbound Group, Inc.
6.38%, 02/15/2029 (A)	140,000	134,397
Waste Connections, Inc.
4.25%, 12/01/2028	201,000	192,428
Waste Management, Inc.
4.63%, 02/15/2030	27,000	26,144
4.88%, 02/15/2034	87,000	83,647
		1,870,661
Communications Equipment - 0.1%
Viasat, Inc.
7.50%, 05/30/2031 (A)(D)	310,000	218,946
Construction & Engineering - 0.2%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034 (A)	99,000	97,797
IHS Holding Ltd.
5.63%, 11/29/2026 (E)	400,000	367,000
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	32,000	31,464
6.35%, 08/18/2028	40,000	40,688
		536,949
Construction Materials - 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	53,000	43,115
West China Cement Ltd.
4.95%, 07/08/2026 (E)	350,000	283,531
		326,646
Consumer Finance - 0.3%
American Express Co.
4.20%, 11/06/2025	78,000	76,472
Bread Financial Holdings, Inc.
9.75%, 03/15/2029 (A)	98,000	101,946
Capital One Financial Corp.
3.75%, 07/28/2026	81,000	77,472
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Enova International, Inc.
11.25%, 12/15/2028 (A)	$ 105,000	$ 111,407
goeasy Ltd.
7.63%, 07/01/2029 (A)	50,000	50,208
LFS Topco LLC
5.88%, 10/15/2026 (A)	90,000	83,545
Mastercard, Inc.
2.00%, 03/03/2025	221,000	214,865
Synchrony Financial
4.50%, 07/23/2025	263,000	256,966
		972,881
Consumer Staples Distribution & Retail - 0.2%
C&S Group Enterprises LLC
5.00%, 12/15/2028 (A)	211,000	161,774
Cencosud SA
4.38%, 07/17/2027 (E)	550,000	521,848
		683,622
Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	220,000	181,028
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (A)	190,000	183,698
Packaging Corp. of America
5.70%, 12/01/2033	210,000	209,265
Sonoco Products Co.
1.80%, 02/01/2025	451,000	437,157
		1,011,148
Distributors - 0.0% (C)
Windsor Holdings III LLC
8.50%, 06/15/2030 (A)	125,000	130,357
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.10%, 02/15/2028	403,000	384,577
5.40%, 02/15/2034	57,000	55,678
Network i2i Ltd.
Fixed until 01/15/2025 (F), 5.65% (E)(G)	300,000	297,533
PLDT, Inc.
2.50%, 01/23/2031 (E)	380,000	309,752
Verizon Communications, Inc.
4.02%, 12/03/2029	403,000	375,421
5.05%, 05/09/2033	60,000	58,071
		1,481,032
Electric Utilities - 2.1%
AES Corp.
5.45%, 06/01/2028	57,000	56,065
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026 (H)	29,000	28,693
Alliant Energy Finance LLC
5.95%, 03/30/2029 (A)	40,000	40,376
Ameren Corp.
5.70%, 12/01/2026	39,000	39,071
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Avangrid, Inc.
3.20%, 04/15/2025	$ 257,000	$ 250,606
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	201,000	186,144
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039 (A)	200,000	209,424
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (E)	565,500	518,665
Colbun SA
3.95%, 10/11/2027 (E)	350,000	331,313
Diamond II Ltd.
7.95%, 07/28/2026 (E)	450,000	450,830
DTE Energy Co.
4.88%, 06/01/2028	208,000	202,387
ENEL Finance International NV
3.50%, 04/06/2028 (A)	300,000	277,801
Engie Energia Chile SA
3.40%, 01/28/2030 (E)	350,000	299,253
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	120,000	118,449
Kallpa Generacion SA
4.13%, 08/16/2027 (E)	320,000	302,122
Kentucky Power Co.
7.00%, 11/15/2033 (A)	124,000	128,958
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (E)	317,422	305,460
Minejesa Capital BV
5.63%, 08/10/2037 (E)	1,250,000	1,079,216
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	57,000	55,302
National Central Cooling Co. PJSC
2.50%, 10/21/2027 (E)	350,000	312,342
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	136,000	132,254
3-Month Term SOFR + 3.17%, 8.50% (G) , 04/30/2043	463,000	460,663
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	78,000	78,090
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	47,000	47,031
Pacific Gas & Electric Co.
4.95%, 06/08/2025	110,000	108,678
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	60,000	53,651
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 07/17/2029 (E)	490,000	447,163
Public Service Co. of Colorado
3.70%, 06/15/2028	351,000	329,667
Southern California Edison Co.
4.88%, 02/01/2027	65,000	64,044
		6,913,718
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
5.05%, 04/05/2029	$ 53,000	$ 52,321
5.25%, 04/05/2034	31,000	30,593
Cisco Systems, Inc.
4.85%, 02/26/2029	109,000	107,634
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	25,000	25,497
Honeywell International, Inc.
1.75%, 09/01/2031	110,000	87,123
4.25%, 01/15/2029	59,000	56,854
4.95%, 09/01/2031	59,000	58,123
Jabil, Inc.
5.45%, 02/01/2029	28,000	27,586
TD SYNNEX Corp.
6.10%, 04/12/2034	53,000	52,654
Trimble, Inc.
4.75%, 12/01/2024	30,000	29,780
6.10%, 03/15/2033	25,000	25,348
Vontier Corp.
2.95%, 04/01/2031	64,000	52,383
		605,896
Energy Equipment & Services - 1.0%
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/2027 (E)	594,125	564,868
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (E)	1,400,000	1,373,835
Halliburton Co.
4.75%, 08/01/2043	110,000	95,449
India Cleantech Energy
4.70%, 08/10/2026 (E)	426,250	396,412
India Green Power Holdings
4.00%, 02/22/2027 (E)	793,305	715,085
Nabors Industries, Inc.
7.38%, 05/15/2027 (A)	188,000	186,549
Valaris Ltd.
8.38%, 04/30/2030 (A)	85,000	87,507
		3,419,705
Entertainment - 0.1%
Netflix, Inc.
4.88%, 04/15/2028	201,000	197,246
Financial Services - 0.3%
Ally Financial, Inc.
6.70%, 02/14/2033	90,000	88,092
CMB International Leasing Management Ltd.
1.25%, 09/16/2024 (E)	460,000	451,955
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	175,000	145,071
Power Finance Corp. Ltd.
3.95%, 04/23/2030 (D)(E)	340,000	302,765
		987,883
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.9%
General Mills, Inc.
4.70%, 01/30/2027	$ 31,000	$ 30,418
4.95%, 03/29/2033	40,000	38,302
5.50%, 10/17/2028	27,000	27,059
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (E)	640,000	472,464
Hormel Foods Corp.
4.80%, 03/30/2027	79,000	78,069
Indofood CBP Sukses Makmur Tbk. PT
3.40%, 06/09/2031 (E)	450,000	379,690
J M Smucker Co.
5.90%, 11/15/2028	52,000	52,991
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	510,000	430,524
6.50%, 12/01/2052	200,000	189,801
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(F)	4,470,000	3,453,075
Mars, Inc.
4.65%, 04/20/2031 (A)	81,000	77,930
Nestle Holdings, Inc.
3.50%, 09/24/2025 (A)	354,000	344,711
5.25%, 03/13/2026 (A)	153,000	152,905
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (E)	460,000	445,678
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	68,000	64,438
		6,238,055
Gas Utilities - 0.2%
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (E)	320,000	295,242
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	78,000	76,943
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/2029 (E)	500,000	437,420
		809,605
Ground Transportation - 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	199,000	194,079
CSX Corp.
3.25%, 06/01/2027	92,000	86,687
GATX Corp.
5.40%, 03/15/2027	23,000	22,869
6.05%, 03/15/2034	48,000	48,024
		351,659
Health Care Equipment & Supplies - 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	146,000	119,886
Stryker Corp.
4.85%, 12/08/2028	64,000	62,674
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	53,000	52,512
		235,072
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.5%
Cardinal Health, Inc.
4.60%, 03/15/2043	$ 146,000	$ 121,436
5.13%, 02/15/2029	42,000	41,321
Cencora, Inc.
5.13%, 02/15/2034	54,000	52,177
Cigna Group
2.40%, 03/15/2030	47,000	39,604
5.00%, 05/15/2029	39,000	38,203
CVS Health Corp.
4.78%, 03/25/2038	220,000	193,601
HCA, Inc.
3.38%, 03/15/2029	23,000	20,710
3.50%, 09/01/2030	138,000	121,589
5.45%, 04/01/2031 (D)	58,000	56,798
Roche Holdings, Inc.
2.13%, 03/10/2025 (A)	261,000	253,744
5.49%, 11/13/2030 (A)	243,000	245,662
UnitedHealth Group, Inc.
3.75%, 07/15/2025	326,000	319,592
		1,504,437
Health Care REITs - 0.0% (C)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	123,000	102,695
Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	251,000	252,219
Hotel & Resort REITs - 0.0% (C)
Service Properties Trust
4.95%, 10/01/2029	110,000	89,870
Hotels, Restaurants & Leisure - 2.9%
Champion Path Holdings Ltd.
4.50%, 01/27/2026 (E)	400,000	377,699
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030 (A)	95,000	82,792
Fortune Star BVI Ltd.
5.00%, 05/18/2026 (E)	200,000	176,930
5.95%, 10/19/2025 (E)	400,000	373,507
6.85%, 07/02/2024 (E)	670,000	664,303
GENM Capital Labuan Ltd.
3.88%, 04/19/2031 (E)	740,000	626,890
Gohl Capital Ltd.
4.25%, 01/24/2027 (E)	310,000	293,521
Hyatt Hotels Corp.
5.75%, 01/30/2027	37,000	37,127
Marriott International, Inc.
2.85%, 04/15/2031	220,000	184,544
3.50%, 10/15/2032	35,000	29,753
McDonald's Corp.
3.30%, 07/01/2025	287,000	279,853
4.80%, 08/14/2028	146,000	143,552
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (E)	$ 800,000	$ 778,990
5.25%, 04/26/2026 (E)	200,000	191,925
5.38%, 12/04/2029 (A)	210,000	186,388
5.38%, 12/04/2029 (E)	200,000	177,512
MGM China Holdings Ltd.
5.38%, 05/15/2024 (E)	1,100,000	1,097,498
Sands China Ltd.
2.85%, 03/08/2029	730,000	627,191
4.05%, 01/08/2026	200,000	192,520
5.40%, 08/08/2028	350,000	338,923
Studio City Co. Ltd.
7.00%, 02/15/2027 (E)	500,000	495,003
Studio City Finance Ltd.
5.00%, 01/15/2029 (E)	1,050,000	889,693
6.50%, 01/15/2028 (E)	200,000	186,449
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	47,000	40,477
5.05%, 03/15/2042	138,000	110,633
Wynn Macau Ltd.
5.50%, 01/15/2026 (E)	800,000	776,776
5.63%, 08/26/2028 (E)	200,000	184,465
		9,544,914
Independent Power & Renewable Electricity Producers - 0.1%
Cometa Energia SA de CV
6.38%, 04/24/2035 (E)	312,400	309,111
Industrial REITs - 0.1%
Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV
4.96%, 07/18/2029 (E)	350,000	331,622
Insurance - 1.0%
Americo Life, Inc.
3.45%, 04/15/2031 (A)	129,000	99,411
Aon North America, Inc.
5.30%, 03/01/2031	109,000	107,176
Arthur J Gallagher & Co.
5.45%, 07/15/2034	225,000	218,566
Athene Global Funding
1.73%, 10/02/2026 (A)	153,000	138,371
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031 (A)	65,000	64,169
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,119,021
Nippon Life Insurance Co.
Fixed until 04/16/2034, 5.95% (G), 04/16/2054 (A)	300,000	291,615
Fixed until 09/13/2033, 6.25% (G), 09/13/2053 (A)	625,000	626,990
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	56,000	54,105
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	18,000	18,096
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	$ 160,000	$ 159,682
Sumitomo Life Insurance Co.
Fixed until 01/18/2034 (F), 5.88% (A)(G)	405,000	387,860
Willis North America, Inc.
4.65%, 06/15/2027	122,000	118,530
		3,403,592
Interactive Media & Services - 0.2%
Alphabet, Inc.
0.45%, 08/15/2025	207,000	194,820
NAVER Corp.
1.50%, 03/29/2026 (E)	340,000	314,044
		508,864
Internet & Catalog Retail - 0.5%
Alibaba Group Holding Ltd.
4.20%, 12/06/2047	420,000	326,552
Amazon.com, Inc.
3.30%, 04/13/2027	61,000	58,013
4.65%, 12/01/2029	424,000	417,145
Expedia Group, Inc.
2.95%, 03/15/2031	128,000	109,082
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (A)	74,000	66,106
Rakuten Group, Inc.
9.75%, 04/15/2029 (A)	500,000	495,200
11.25%, 02/15/2027 (E)	200,000	207,735
		1,679,833
IT Services - 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028 (A)	150,000	136,313
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	18,000	18,125
CA Magnum Holdings
5.38%, 10/31/2026 (E)	265,000	249,806
Leidos, Inc.
5.75%, 03/15/2033	44,000	43,735
		447,979
Machinery - 0.5%
AGCO Corp.
5.45%, 03/21/2027	27,000	26,910
5.80%, 03/21/2034	223,000	218,177
Caterpillar Financial Services Corp.
4.85%, 02/27/2029	54,000	53,247
5.40%, 03/10/2025	86,000	86,037
CNH Industrial Capital LLC
5.10%, 04/20/2029	165,000	161,422
5.50%, 01/12/2029	75,000	74,608
Cummins, Inc.
4.90%, 02/20/2029	28,000	27,666
Daimler Truck Finance North America LLC
5.13%, 01/19/2028 (A)	150,000	147,902
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
John Deere Capital Corp.
1.45%, 01/15/2031	$ 225,000	$ 178,407
4.95%, 07/14/2028	38,000	37,657
5.10%, 04/11/2034	81,000	79,512
nVent Finance SARL
2.75%, 11/15/2031	225,000	181,549
Weir Group PLC
2.20%, 05/13/2026 (A)	259,000	239,453
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	33,000	32,430
		1,544,977
Media - 0.5%
Altice Financing SA
5.00%, 01/15/2028 (A)	330,000	260,321
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (A)	205,000	166,570
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	230,000	182,636
3.50%, 06/01/2041	92,000	58,856
Comcast Corp.
3.40%, 04/01/2030	39,000	35,118
4.15%, 10/15/2028	170,000	162,827
Cox Communications, Inc.
5.45%, 09/15/2028 (A)	56,000	55,716
CSC Holdings LLC
5.75%, 01/15/2030 (A)	200,000	87,826
Discovery Communications LLC
3.63%, 05/15/2030	100,000	87,085
Paramount Global
Fixed until 03/30/2027, 6.38% (G), 03/30/2062	300,000	277,402
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	130,000	125,495
		1,499,852
Metals & Mining - 1.4%
Anglo American Capital PLC
4.75%, 03/16/2052 (E)	400,000	328,184
5.50%, 05/02/2033 (A)	310,000	302,328
Enviri Corp.
5.75%, 07/31/2027 (A)	265,000	247,903
GUSAP III LP
4.25%, 01/21/2030 (E)	320,000	292,096
7.25%, 04/16/2044 (E)	200,000	209,889
JSW Steel Ltd.
5.05%, 04/05/2032 (E)	200,000	171,061
Minera Mexico SA de CV
4.50%, 01/26/2050 (E)	540,000	401,606
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	176,000	184,585
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/2026 (A)	38,000	37,754
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Nexa Resources SA
6.75%, 04/09/2034 (A)	$ 310,000	$ 311,922
Perenti Finance Pty. Ltd.
6.50%, 10/07/2025 (E)	650,000	650,975
7.50%, 04/26/2029 (A)(D)	300,000	302,946
POSCO
4.38%, 08/04/2025 (E)	300,000	294,463
4.88%, 01/23/2027 (A)	210,000	205,468
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	279,000	246,397
Taseko Mines Ltd.
8.25%, 05/01/2030 (A)	52,000	52,806
Vale Overseas Ltd.
6.13%, 06/12/2033	450,000	441,760
		4,682,143
Mortgage Real Estate Investment Trusts - 0.0% (C)
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029 (A)	160,000	132,486
Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.
6.00%, 01/15/2037	45,000	43,691
Baytex Energy Corp.
7.38%, 03/15/2032 (A)	50,000	50,497
BP Capital Markets America, Inc.
4.89%, 09/11/2033	250,000	240,141
Chevron Corp.
2.24%, 05/11/2030	384,000	326,831
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	130,000	118,398
Crescent Energy Finance LLC
7.25%, 05/01/2026 (A)	129,000	131,339
7.63%, 04/01/2032 (A)	75,000	75,319
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029 (A)	55,000	55,568
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (E)	300,000	248,452
4.39%, 11/30/2046 (E)	490,000	367,313
Energy Transfer LP
4.95%, 05/15/2028	201,000	195,636
6.40%, 12/01/2030	50,000	51,512
Fixed until 02/15/2029, 8.00% (G), 05/15/2054	2,000,000	2,059,676
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.70% (G) , 05/31/2024 (F)	1,400,000	1,379,772
EQT Corp.
3.63%, 05/15/2031 (A)	171,000	148,033
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (E)	366,312	280,448
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	215,000	222,597
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
GNL Quintero SA
4.63%, 07/31/2029 (E)	$ 491,872	$ 474,784
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038 (E)	470,000	463,848
Harvest Midstream I LP
7.50%, 05/15/2032 (A)(B)	20,000	20,019
HF Sinclair Corp.
5.00%, 02/01/2028 (A)	57,000	54,688
Indika Energy Capital IV Pte. Ltd.
8.25%, 10/22/2025 (E)	475,000	477,076
ITT Holdings LLC
6.50%, 08/01/2029 (A)	195,000	175,992
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (E)	200,000	177,665
Marathon Oil Corp.
5.30%, 04/01/2029	90,000	88,241
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/2026 (E)	639,000	639,429
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	15,000	15,241
8.38%, 02/15/2032 (A)	50,000	50,806
Occidental Petroleum Corp.
6.13%, 01/01/2031	82,000	83,217
Pertamina Persero PT
3.10%, 08/27/2030 (E)	300,000	258,360
6.45%, 05/30/2044 (E)	300,000	300,924
Petroleos Mexicanos
10.00%, 02/07/2033 (D)	727,000	712,692
Pioneer Natural Resources Co.
5.10%, 03/29/2026	44,000	43,679
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/2037	14,000	14,457
Raizen Fuels Finance SA
6.45%, 03/05/2034 (A)	200,000	199,254
Reliance Industries Ltd.
2.88%, 01/12/2032 (E)	360,000	296,277
Saudi Arabian Oil Co.
3.50%, 11/24/2070 (E)	500,000	308,650
Talos Production, Inc.
9.00%, 02/01/2029 (A)	15,000	15,839
9.38%, 02/01/2031 (A)	52,000	55,449
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	53,000	51,685
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (E)	496,000	478,623
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028 (E)	320,000	311,462
Williams Cos., Inc.
5.75%, 06/24/2044	201,000	190,956
		11,954,536
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.3%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	$ 143,000	$ 130,486
Inversiones CMPC SA
3.85%, 01/13/2030 (E)	330,000	295,557
6.13%, 02/26/2034 (A)	200,000	196,836
Suzano Austria GmbH
5.00%, 01/15/2030	320,000	301,250
		924,129
Passenger Airlines - 0.1%
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	45,483	38,591
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 01/20/2026 (A)	198,192	185,882
		224,473
Personal Care Products - 0.2%
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	57,000	55,390
Haleon UK Capital PLC
3.13%, 03/24/2025	258,000	251,892
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	228,000	133,954
Kenvue, Inc.
4.90%, 03/22/2033	48,000	46,474
Procter & Gamble Co.
2.85%, 08/11/2027	115,000	107,561
3.95%, 01/26/2028	88,000	85,352
		680,623
Pharmaceuticals - 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	367,000	330,877
4.95%, 03/15/2031	68,000	66,698
Astrazeneca Finance LLC
4.85%, 02/26/2029	108,000	106,303
4.88%, 03/03/2028	86,000	85,021
4.90%, 03/03/2030 (D)	91,000	89,681
Becton Dickinson & Co.
4.30%, 08/22/2032	69,000	63,380
4.69%, 02/13/2028	85,000	82,693
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	190,000	160,599
Merck & Co., Inc.
4.30%, 05/17/2030	127,000	121,477
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	67,000	63,852
Viatris, Inc.
1.65%, 06/22/2025	296,000	281,939
Zoetis, Inc.
5.60%, 11/16/2032	43,000	43,224
		1,495,744
Professional Services - 0.2%
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	85,000	83,879
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
MPH Acquisition Holdings LLC
5.75%, 11/01/2028 (A)	$ 75,000	$ 55,098
S&P Global, Inc.
2.70%, 03/01/2029	469,000	417,901
		556,878
Real Estate Management & Development - 0.9%
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031 (E)	270,000	229,885
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)(D)	140,000	138,075
Elect Global Investments Ltd.
4.85%, 05/30/2024 (E)(F)	450,000	292,849
GLP China Holdings Ltd.
2.95%, 03/29/2026 (E)	200,000	166,103
GLP Pte. Ltd.
3.88%, 06/04/2025 (E)	200,000	173,694
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	217,000	178,290
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (E)	250,000	169,999
4.50%, 01/16/2028 (E)	200,000	132,539
New Metro Global Ltd.
4.80%, 12/15/2024 (E)	200,000	143,266
New World China Land Ltd.
4.75%, 01/23/2027 (E)	400,000	331,949
NWD Finance BVI Ltd.
4.80%, 05/30/2024 (E)(F)	400,000	148,200
6.25%, 09/07/2024 (E)(F)	350,000	165,228
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (E)	1,000,000	800,694
		3,070,771
Retail REITs - 0.4%
Scentre Group Trust 2
Fixed until 06/24/2026, 4.75% (G), 09/24/2080 (E)	1,350,000	1,285,404
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
2.45%, 02/15/2031 (A)	230,000	189,024
Intel Corp.
3.40%, 03/25/2025	312,000	306,110
Texas Instruments, Inc.
4.60%, 02/15/2028	184,000	181,031
TSMC Global Ltd.
1.25%, 04/23/2026 (E)	640,000	589,895
		1,266,060
Software - 0.3%
Adobe, Inc.
4.85%, 04/04/2027	37,000	36,808
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	76,000	72,027
Fiserv, Inc.
5.63%, 08/21/2033	219,000	217,471
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
McAfee Corp.
7.38%, 02/15/2030 (A)	$ 155,000	$ 143,604
Oracle Corp.
2.30%, 03/25/2028	310,000	275,835
4.90%, 02/06/2033	32,000	30,325
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	261,300	124,091
		900,161
Specialized REITs - 0.1%
American Tower Corp.
2.30%, 09/15/2031	68,000	54,021
5.20%, 02/15/2029	82,000	80,501
Crown Castle, Inc.
5.00%, 01/11/2028	115,000	112,087
5.60%, 06/01/2029	53,000	52,685
Weyerhaeuser Co.
4.75%, 05/15/2026	81,000	79,736
		379,030
Specialty Retail - 0.0% (C)
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/2029 (A)	110,000	102,127
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
1.40%, 08/05/2028	425,000	366,755
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	178,000	165,645
5.25%, 07/01/2028	84,000	83,372
		615,772
Transportation Infrastructure - 0.7%
DP World Ltd.
5.63%, 09/25/2048 (E)	540,000	494,106
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	38,204	30,801
India Airport Infra
6.25%, 10/25/2025 (E)	1,000,000	994,672
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 03/30/2029 (A)	38,000	37,328
6.05%, 08/01/2028 (A)	54,000	54,587
6.20%, 06/15/2030 (A)	161,000	164,089
Ryder System, Inc.
5.25%, 06/01/2028	55,000	54,494
5.50%, 06/01/2029 (B)	65,000	64,602
6.60%, 12/01/2033	68,000	71,387
United Parcel Service, Inc.
3.90%, 04/01/2025	124,000	122,333
Yunda Holding Investment Ltd.
2.25%, 08/19/2025 (E)	330,000	312,200
		2,400,599
Wireless Telecommunication Services - 0.4%
Altice France SA
5.13%, 07/15/2029 (A)	240,000	156,678
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
America Movil SAB de CV
4.70%, 07/21/2032	$ 570,000	$ 533,430
Rogers Communications, Inc.
5.00%, 02/15/2029	108,000	105,054
T-Mobile USA, Inc.
3.38%, 04/15/2029	312,000	283,491
Vodafone Group PLC
4.38%, 02/19/2043	115,000	93,936
		1,172,589
Total Corporate Debt Securities (Cost $123,811,868)		120,213,071
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.4%
Federal Home Loan Mortgage Corp.
2.50%, 09/01/2051	2,389,846	1,892,699
3.00%, 05/01/2052 - 09/01/2052	18,088,824	14,965,438
5.50%, 01/01/2053	2,916,326	2,833,131
Federal National Mortgage Association
2.00%, 02/01/2052 - 03/01/2052	6,536,482	4,949,243
2.50%, 02/01/2052	9,221,073	7,334,355
5.00%, 03/01/2054	3,077,635	2,916,817
Government National Mortgage Association
3.00%, 02/20/2052 - 07/20/2052	11,690,548	9,952,490
Uniform Mortgage-Backed Security, TBA
2.50%, 05/01/2039 (B)	29,000,000	25,712,420
Total U.S. Government Agency Obligations (Cost $71,706,248)		70,556,593
LOAN ASSIGNMENTS - 10.4%
Aerospace & Defense - 0.1%
Spirit Aerosystems, Inc. Term Loan, 3-Month Term SOFR + 4.25%, 9.58% (G), 01/15/2027 (B)	318,784	320,207
Air Freight & Logistics - 0.1%
Kenan Advantage Group, Inc. 1-Month Term SOFR + 3.75%, 9.07% (G) , 01/25/2029 (B)	241,000	240,518
Beverages - 0.1%
Pegasus BidCo BV Term Loan, 3-Month Term SOFR + 3.75%, 9.06% (G), 07/12/2029 (B)	319,573	320,172
Building Products - 0.4%
Foley Products Co. LLC Term Loan, 3-Month Term SOFR + 4.75%, 10.21% (G), 12/29/2028	189,814	190,193
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 9.32% (G), 12/22/2028 (B)	320,855	319,766
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (G), 12/17/2027 (B)	$ 320,840	$ 320,920
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 8.81% (G), 12/28/2027 (B)	323,765	319,449
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (G), 10/15/2028 (B)	239,931	239,865
		1,390,193
Capital Markets - 0.4%
Advisor Group, Inc. 1-Month Term SOFR + 4.50%, 9.82% (G) , 08/17/2028 (B)	200,044	200,960
HighTower Holdings LLC Term Loan B, 3-Month Term SOFR + 4.00%, 9.59% (G), 04/21/2028	238,828	239,525
ION Trading Finance Ltd. Term Loan, 3-Month Term SOFR + 4.75%, 10.15% (G), 04/01/2028 (B)	208,658	208,615
NEXUS Buyer LLC 1-Month Term SOFR + 4.50%, 9.82% (G), 12/13/2028 (B)	241,891	240,278
WEC US Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.75%, 8.07% (G), 01/27/2031 (B)	320,000	320,160
		1,209,538
Chemicals - 0.0% (C)
Nouryon Finance BV 3-Month Term SOFR + 4.00%, 9.42% (G) , 04/03/2028	98,367	98,510
Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC
1-Month Term SOFR + 4.75%, 10.07% (G) , 05/12/2028	269,693	270,031
Term Loan B 1-Month Term SOFR + 3.75%, 9.17% (G), 05/12/2028 (B)	101,041	101,027

APX Group, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, Prime Rate + 2.25%, 8.07% (G), 07/10/2028 (B)	631,452	631,890
Asurion LLC
1-Month Term SOFR + 4.25%, 9.67% (G) , 08/19/2028	309,219	301,295
2nd Lien Term Loan B4 1-Month Term SOFR + 5.25%, 10.68% (G) , 01/20/2029 (B)	355,548	319,104

Creative Artists Agency LLC Term Loan B 1-Month Term SOFR + 3.25%, 8.57% (G) , 11/27/2028 (B)	319,312	320,310
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Foundever Worldwide Corp. Term Loan, 1-Month Term SOFR + 3.75%, 9.18% (G), 08/28/2028	$ 111,051	$ 85,410
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.58% (G), 02/01/2029 (B)	238,584	239,350
Groupe Solmax, Inc. 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 10.18% (G), 05/29/2028 (B)	214,501	210,863
Prometric Holdings, Inc. 1-Month Term SOFR + 5.25%, 10.68% (G) , 01/31/2028 (B)	240,600	240,700
PUG LLC Term Loan B 1-Month Term SOFR + 4.75%, 10.07% (G), 03/15/2030	240,328	240,478
Sotheby's Term Loan B, 3-Month Term SOFR + 4.50%, 10.09% (G), 01/15/2027 (B)	329,776	321,120
		3,281,578
Communications Equipment - 0.1%
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.82% (G), 03/02/2029 (B)	333,438	318,850
Construction & Engineering - 0.3%
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (G), 06/23/2028 (B)	211,955	207,875
Service Logic Acquisition, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 9.43% (G), 10/29/2027	319,779	320,179
USIC Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.50%, 9.06% (G), 05/12/2028 (B)	320,624	320,452
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.07% (G), 03/24/2028	127,253	127,651
		976,157
Construction Materials - 0.2%
Groundworks LLC
Delayed Draw Term Loan 1-Month Term SOFR + 3.50%, 0.50% (G) , 03/14/2031 (B)	6,205	6,215
Term Loan 1-Month Term SOFR + 3.50%, 8.82% (G), 03/14/2031 (B)	175,387	175,680

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials (continued)

Potters Industries LLC Term Loan 3-Month Term SOFR + 3.75%, 9.05% (G), 12/14/2027	$ 199,766	$ 200,640
Quikrete Holdings, Inc. Term Loan B 1-Month Term SOFR + 2.50%, 7.82% (G), 04/14/2031 (B)	208,000	208,098
		590,633
Containers & Packaging - 0.2%
Charter NEX US, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.82% (G), 12/01/2027 (B)	159,800	160,354
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.09% (G), 04/13/2029 (B)	458,833	460,594
		620,948
Distributors - 0.2%
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 9.34% (G), 10/28/2027 (B)	257,270	239,261
Patriot Container Corp. 1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 9.17% (G), 03/20/2025 (B)	285,845	272,911
RelaDyne, Inc.
Term Loan B 1-Month Term SOFR + 4.25%, 9.57% (G), 12/22/2028	249,276	249,380
Term Loan 1-Month Term SOFR + 5.00%, TBD, 12/22/2028 (B)(I)	57,983	58,200
		819,752
Diversified Consumer Services - 0.1%
Spring Education Group, Inc. Term Loan 3-Month Term SOFR + 4.50%, 9.81% (G), 10/04/2030 (B)	240,125	240,905
Diversified REITs - 0.2%
Apollo Commercial Real Estate Finance, Inc. Term Loan B1, 1-Month Term SOFR + 3.50%, 8.93% (G) , 03/11/2028	238,068	230,926
Claros Mortgage Trust, Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 9.92% (G), 08/09/2026	351,450	309,276
		540,202
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Term Loan B 1-Month Term SOFR + 4.50%, 9.82% (G), 09/27/2029	$ 203,987	$ 198,037
Lorca Holdco Limited Term Loan TBD, 04/16/2031 (B)(I)	176,295	177,176
		375,213
Electronic Equipment, Instruments & Components - 0.0% (C)
Verifone Systems, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.00%, 9.59% (G), 08/20/2025 (B)	178,915	161,381
Financial Services - 0.2%
Apex Group Treasury LLC Term Loan, 3-Month Term SOFR + 3.75%, 9.33% (G), 07/27/2028	320,785	320,585
Fly Funding II SARL Term Loan B, 3-Month LIBOR + 1.75%, 7.33% (G), 08/11/2025	328,352	319,322
		639,907
Food Products - 0.1%
Upfield BV 3-Month Term SOFR + 4.75%, 10.31% (G), 01/02/2028 (B)	272,932	272,621
Ground Transportation - 0.1%
Avis Budget Car Rental LLC 1-Month Term SOFR + 3.00%, 8.42% (G) , 03/16/2029	111,605	111,094
Hertz Corp. 1-Month Term SOFR + 3.75%, 9.07% (G), 06/30/2028	366,256	336,345
		447,439
Health Care Providers & Services - 0.5%
Bella Holding Co. LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (G), 05/10/2028 (B)	240,206	240,006
CHG Healthcare Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (G), 09/29/2028 (B)	240,140	240,574
Covetrus, Inc. 3-Month Term SOFR + 5.00%, 10.31% (G), 10/13/2029 (B)	272,211	272,438
Medline Borrower, LP Term Loan B 1-Month Term SOFR + 2.75%, 8.07% (G), 10/23/2028 (B)	239,933	240,520
Outcomes Group Holdings, Inc. Term Loan TBD, 04/02/2031 (B)(I)	159,474	159,823
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Sotera Health Holdings LLC 1-Month Term SOFR + 3.75%, 9.07% (G) , 12/11/2026	$ 159,412	$ 159,810
Team Health Holdings, Inc. Term Loan B, 1-Month Term SOFR + 5.25%, 3-Month Term SOFR + 5.25%, 10.57% (G), 03/02/2027	332,440	290,470
		1,603,641
Health Care Technology - 0.2%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.57% (G), 02/15/2029	323,259	321,575
Cotiviti Corp. Term Loan TBD, 02/21/2031 (I)	240,652	241,053
		562,628
Hotels, Restaurants & Leisure - 1.1%
Aimbridge Acquisition Co., Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.18% (G), 02/02/2026	331,443	320,740
Dave & Buster's, Inc. 1-Month Term SOFR + 3.25%, 8.63% (G) , 06/29/2029 (B)	207,216	207,705
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (G), 01/27/2029	273,561	274,108
Fogo De Chao, Inc. 1-Month Term SOFR + 4.75%, 10.07% (G) , 09/30/2030 (B)	209,425	208,640
Hilton Grand Vacations Borrower LLC 1-Month Term SOFR + 2.75%, 8.07% (G) , 01/17/2031 (B)	450,000	450,844
Motion Finco SARL 3-Month Term SOFR + 3.50%, 9.07% (G) , 11/12/2029 (B)	320,405	319,845
Ontario Gaming GTA LP 3-Month Term SOFR + 4.25%, 9.56% (G) , 08/01/2030 (B)	239,616	240,694
PF Chang's China Bistro, Inc. Term Loan B, 1-Month Term SOFR + 6.25%, 11.67% (G), 03/01/2026 (B)	243,448	240,223
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.25%, 8.56% (G), 04/04/2029 (B)	240,383	240,254
SeaWorld Parks & Entertainment, Inc. 1-Month Term SOFR + 2.50%, 7.82% (G) , 08/25/2028 (B)	550,167	549,341
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co. 1-Month Term SOFR + 3.25%, 8.67% (G) , 12/14/2029	$ 229,357	$ 229,715
Whatabrands LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (G), 08/03/2028 (B)	207,813	208,462
		3,490,571
Household Durables - 0.1%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.75%, 9.32% (G), 07/31/2028 (B)	319,756	320,656
Insurance - 0.3%
Alliant Holdings Intermediate LLC 1-Month Term SOFR + 3.50%, 8.82% (G) , 11/06/2030 (B)	207,736	208,467
Howden Group Holdings Ltd. Term Loan B, 1-Month Term SOFR + 3.50%, 8.82% (G), 02/15/2031 (B)	319,440	320,094
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (G) , 02/24/2028 (B)	239,662	240,486
Truist Insurance Holdings LLC 1st Lien Term Loan TBD, 03/24/2031 (B)(I)	208,731	208,949
		977,996
Internet & Catalog Retail - 0.1%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 3.50%, 8.83% (G), 11/08/2027 (B)	319,057	319,935
IT Services - 0.3%
Ahead DB Holdings LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.56% (G), 02/01/2031	101,673	102,139
Amentum Government Services Holdings LLC Term Loan, 1-Month Term SOFR + 4.00%, 9.32% (G) , 02/15/2029	239,330	239,629
Moneygram International, Inc. 3-Month Term SOFR + 5.50%, 10.84% (G) , 06/01/2030 (B)	323,674	320,437
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.17% (G), 02/01/2028 (B)	320,504	320,390
		982,595
	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 0.1%
Carnival Corporation Term Loan B1 3-Month Term SOFR + 2.75%, 8.07% (G), 10/18/2028	$ 166,153	$ 166,568
Recess Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.50%, 9.84% (G), 02/20/2030 (B)	208,000	208,260
		374,828
Machinery - 0.2%
CD&R Hydra Buyer Inc. Term Loan B 3-Month Term SOFR + 4.00%, 9.42% (G), 03/25/2031 (B)	238,576	240,365
TK Elevator US Newco, Inc. Term Loan B 3-Month Term SOFR + 3.50%, 8.79% (G), 04/30/2030 (B)	319,859	320,845
		561,210
Media - 0.7%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.67% (G), 12/06/2027 (B)	327,737	315,857
CSC Holdings LLC Term Loan B5, 1-Month LIBOR + 2.50%, 7.94% (G), 04/15/2027	357,898	300,813
Sinclair Television Group, Inc. Term Loan B4, 1-Month Term SOFR + 3.75%, 9.17% (G), 04/21/2029	548,604	419,819
United Talent Agency LLC Term Loan B, 1-Month Term SOFR + 4.00%, 9.43% (G), 07/07/2028	151,958	151,895
Univision Communications, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (G), 03/15/2026 (B)	319,743	319,643
UPC Financing Partnership Term Loan AX 1-Month Term SOFR + 3.00%, 8.44% (G), 01/31/2029 (B)	241,000	239,983
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.25%, 8.66% (G), 03/31/2031 (B)	326,000	319,713
Wood Mackenzie Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 8.81% (G), 02/07/2031 (B)	318,556	319,731
		2,387,454
Metals & Mining - 0.1%
US Silica Co. Term Loan B, 1-Month Term SOFR + 4.00%, 9.32% (G), 03/25/2030 (B)	207,266	207,136
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.6%
Atlas Sand Co. LLC Term Loan 3-Month Term SOFR + 0.00%, 5.00% (G), 01/31/2026 (J)(K)(L)	$ 1,215,715	$ 1,109,947
CQP Holdco LP 3-Month Term SOFR + 3.00%, 8.30% (G), 12/31/2030 (B)	239,203	239,801
EG Group Ltd. 3-Month Term SOFR + 5.50%, 11.24% (G), 02/07/2028 (B)	321,847	316,215
M6 ETX Holdings II Midco LLC Term Loan B, 1-Month Term SOFR + 4.50%, 9.92% (G), 09/19/2029	156,165	156,263
Medallion Midland Acquisition LLC 3-Month Term SOFR + 3.50%, 8.83% (G) , 10/18/2028 (B)	319,878	320,838
		2,143,064
Passenger Airlines - 0.3%
Air Canada Term Loan B 3-Month Term SOFR + 2.50%, 7.83% (G), 03/21/2031	171,176	171,443
American Airlines, Inc.
6-Month Term SOFR + 3.50%, 8.77% (G) , 06/04/2029	56,540	56,702
Term Loan B 3-Month Term SOFR + 2.75%, 8.60% (G), 02/15/2028 (B)	160,000	160,117
Term Loan 3-Month Term SOFR + 4.75%, 10.34% (G), 04/20/2028	90,707	94,263

Kestrel Bidco, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 8.42% (G) , 12/11/2026	16,384	16,381
United Airlines, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.08% (G), 02/22/2031	252,336	252,547
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 3.75%, 9.05% (G), 02/14/2031 (B)	320,228	320,457
		1,071,910
Pharmaceuticals - 0.1%
Endo Finance Holdings, Inc. Term Loan B 3-Month Term SOFR + 4.50%, 9.79% (G), 04/09/2031	286,260	285,275
Professional Services - 0.2%
KUEHG Corp. Term Loan B 3-Month Term SOFR + 4.50%, 9.82% (G), 06/12/2030	239,548	240,047
	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
MPH Acquisition Holdings LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.85% (G), 09/01/2028 (B)	$ 255,152	$ 235,742
Verscend Holding Corp. Term Loan B, 1-Month Term SOFR + 4.00%, 11.50% (G), 08/27/2025	148,869	148,706
		624,495
Real Estate Management & Development - 0.1%
Cushman & Wakefield U.S. Borrower LLC Term Loan 1-Month Term SOFR + 3.75%, 9.07% (G), 01/31/2030	161,506	161,708
Cushman & Wakefield US Borrower LLC Term Loan, 1-Month Term SOFR + 3.25%, 8.67% (G), 01/31/2030 (B)	102,372	102,372
		264,080
Software - 0.9%
Central Parent, Inc. 3-Month Term SOFR + 4.00%, 9.31% (G) , 07/06/2029 (B)	319,601	320,707
Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 10.44% (G), 07/02/2026 (B)	324,324	319,621
DCert Buyer, Inc. 1-Month Term SOFR + 7.00%, 12.32% (G) , 02/19/2029	71,488	64,071
Helios Software Holdings, Inc.
3-Month Term SOFR + 3.75%, 9.05% (G) , 07/18/2030	278,140	277,155
Term Loan B 3-Month Term SOFR + 3.75%, 9.20% (G), 03/11/2028	230,516	229,904

McAfee LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.18% (G) , 03/01/2029	320,471	320,357
Project Boost Purchaser LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.93% (G), 06/01/2026 (B)	320,007	320,516
Proofpoint, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 3.25%, 8.68% (G), 08/31/2028 (B)	239,536	240,314
RealPage, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 3.00%, 8.43% (G), 04/24/2028 (B)	330,350	318,127
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)

Storable, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.68% (G), 04/17/2028 (B)	$ 240,386	$ 240,386
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 8.81% (G), 02/10/2031 (B)	320,653	322,026
		2,973,184
Specialty Retail - 0.3%
Mavis Tire Express Services Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (G), 05/04/2028 (B)	240,007	240,487
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.82% (G), 03/03/2028 (B)	368,078	316,950
Tory Burch LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (G), 04/16/2028 (B)	240,769	240,543
Wand NewCo 3, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.07% (G), 01/30/2031 (B)	206,886	207,967
		1,005,947
Textiles, Apparel & Luxury Goods - 0.1%
ABG Intermediate Holdings 2 LLC Term Loan B1, 1-Month Term SOFR + 3.50%, 8.92% (G), 12/21/2028 (B)	239,198	239,924
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.43% (G), 12/15/2026 (B)	239,565	240,643
		480,567
Wireless Telecommunication Services - 0.2%
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 10.83% (G), 08/15/2028 (B)	365,251	271,656
CCI Buyer, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.30% (G), 12/17/2027 (B)	321,679	321,196
		592,852
Total Loan Assignments (Cost $33,080,991)		34,094,748
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2029 - 01/01/2031	BRL 8,000,000	1,501,307
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 0.0% (C)
Province of British Columbia
4.20%, 07/06/2033	$ 129,000	$ 120,711
Colombia - 0.5%
Colombia TES
Series B, 6.00%, 04/28/2028	COP 2,500,000,000	555,258
Series B, 7.25%, 10/18/2034	5,000,000,000	1,008,194
		1,563,452
Indonesia - 0.4%
Indonesia Treasury Bonds
7.00%, 02/15/2033	IDR 10,000,000,000	612,721
7.50%, 05/15/2038	10,000,000,000	630,501
		1,243,222
Japan - 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025 (A)	$ 360,000	349,171
Mexico - 0.3%
Mexico Bonos
Series M, 5.75%, 03/05/2026	MXN 15,000,000	803,292

Mexico Government International Bonds
6.34%, 05/04/2053	$ 200,000	186,300
		989,592
Mongolia - 0.1%
Mongolia Government International Bonds
3.50%, 07/07/2027 (E)	450,000	399,633
Pakistan - 0.2%
Pakistan Government International Bonds
7.38%, 04/08/2031 (E)	1,025,000	810,262
Peru - 0.2%
Peru Government Bonds
6.90%, 08/12/2037	PEN 2,500,000	629,783
Republic of Korea - 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025 (A)	$ 206,000	195,440
Republic of South Africa - 0.2%
Republic of South Africa Government Bonds
8.50%, 01/31/2037	ZAR 20,000,000	792,827
Supranational - 0.2%
Asian Development Bank
1.88%, 01/24/2030	$ 230,000	195,784

European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	187,176

Inter-American Development Bank
4.00%, 01/12/2028	184,000	178,207

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)

International Bank for Reconstruction & Development
3.13%, 11/20/2025	$ 151,000	$ 146,216
		707,383
Total Foreign Government Obligations (Cost $9,296,734)		9,302,783
ASSET-BACKED SECURITIES - 2.5%
BlueMountain CLO XXV Ltd.
Series 2019-25A, Class CR, 3-Month Term SOFR + 2.51%, 7.84% (G) , 07/15/2036 (A)	1,700,000	1,697,363
Columbia Cent CLO 33 Ltd.
Series 2024-33A, Class A1, 3-Month Term SOFR + 1.60%, 0.00% (G) , 04/20/2037 (A)(B)	2,100,000	2,101,119
TCW CLO Ltd.
Series 2021-2A, Class D, 3-Month Term SOFR + 3.51%, 8.84% (G) , 07/25/2034 (A)	3,000,000	2,934,033
Warwick Capital CLO 3 Ltd.
Series 2024-3A, Class A1, 3-Month Term SOFR + 1.65%, 6.97% (G) , 04/20/2037 (A)	1,550,000	1,551,315
Total Asset-Backed Securities (Cost $8,233,650)		8,283,830
U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes
2.38%, 04/30/2026	229,000	217,461
2.50%, 05/15/2024	4,000,000	3,995,483
3.63%, 03/31/2028	600,000	574,828
3.75%, 06/30/2030	148,000	140,323
3.88%, 12/31/2029 - 08/15/2033	822,000	782,933
4.00%, 01/31/2029 - 02/15/2034	157,000	149,773
4.50%, 11/15/2033	1,100,000	1,083,500
Total U.S. Government Obligations (Cost $7,071,247)		6,944,301

	Shares	Value
COMMON STOCKS - 0.8%
Energy Equipment & Services - 0.1%
Hi Crush Remainco (J)(K)(N)	78	290,784
Machinery - 0.0%
Ameriforge Group, Inc. (J)(K)(L)(N)(O)	2,679	0
Oil, Gas & Consumable Fuels - 0.7%
Atlas Sand Co. LLC (L)(N)	104,765	2,326,831
Total Common Stocks (Cost $412,141)		2,617,615
	Shares	Value
PREFERRED STOCK - 0.4%
Banks - 0.4%
Customers Bancorp, Inc., 5.38% (M)	68,496	$ 1,325,398
Total Preferred Stock (Cost $1,712,400)		1,325,398

	Principal	Value
CONVERTIBLE BONDS - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Macau Ltd. 4.50%, 03/07/2029 (A)	$ 200,000	213,000
Internet & Catalog Retail - 0.0% (C)
PDD Holdings, Inc. 0.00%, 12/01/2025	200,000	195,480
Total Convertible Bonds (Cost $396,747)		408,480

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 15.2%
Money Market Funds - 15.2%
State Street Institutional U.S. Government Money Market Fund, 5.25% (M)	49,949,870	49,949,870
Total Short-Term Investment Companies (Cost $49,949,870)		49,949,870

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury Bills
5.36% (M), 09/26/2024	$ 2,000,000	1,957,286
5.38% (M), 06/04/2024	27,000,000	26,865,296
5.39% (M), 07/11/2024	5,000,000	4,948,130
Total Short-Term U.S. Government Obligations (Cost $33,772,048)		33,770,712

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (M)	3,519,315	3,519,315
Total Other Investment Company (Cost $3,519,315)		3,519,315
Total Investments (Cost $342,963,259)		340,986,716
Net Other Assets (Liabilities) - (3.5)%		(11,469,037)
Net Assets - 100.0%		$ 329,517,679
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (P)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$120,213,071	$—	$120,213,071
U.S. Government Agency Obligations	—	70,556,593	—	70,556,593
Loan Assignments	—	32,984,801	1,109,947	34,094,748
Foreign Government Obligations	—	9,302,783	—	9,302,783
Asset-Backed Securities	—	8,283,830	—	8,283,830
U.S. Government Obligations	—	6,944,301	—	6,944,301
Common Stocks	2,326,831	—	290,784	2,617,615
Preferred Stock	1,325,398	—	—	1,325,398
Convertible Bonds	—	408,480	—	408,480
Short-Term Investment Companies	49,949,870	—	—	49,949,870
Short-Term U.S. Government Obligations	—	33,770,712	—	33,770,712
Other Investment Company	3,519,315	—	—	3,519,315
Total Investments	$57,121,414	$282,464,571	$1,400,731	$340,986,716
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the total value of 144A securities is $35,513,137, representing 10.8% of the
Fund’s net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after April 30, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $3,464,155, collateralized by cash collateral of $3,519,315 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,400. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the total value of the Regulation S securities is $51,114,248, representing
15.5% of the Fund's net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)
Floating or variable rate security. The rate disclosed is as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of April 30, 2024; the maturity date disclosed is the ultimate maturity date.
(I)	All or a portion of the security represents an unsettled loan commitment at April 30, 2024 where the rate will be determined at time of settlement.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At April 30, 2024, the total value of the securities is $1,400,731, representing 0.4% of the Fund’s net assets.
(L)	Restricted security. At April 30, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	$91,268	$0	0.0%
Common Stocks	Atlas Sand Co. LLC	10/08/2020	284,596	2,326,831	0.7
Loan Assignments	Atlas Sand Co. LLC Term Loan, 3-Month Term SOFR + 0.00%, 5.00%, 01/31/2026	10/08/2020	147,919	1,109,947	0.3
			$523,783	$3,436,778	1.0%

(M)	Rate disclosed reflects the yield at April 30, 2024.
(N)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(O)	Security deemed worthless.
(P)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(Q)	Level 3 security was not considered significant to the Fund.
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesia Rupiah
MXN	Mexico Peso
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South Africa Rand
PORTFOLIO ABBREVIATION(S):
LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TBD	To Be Determined
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $342,963,259) (including securities loaned of $3,464,155)	$340,986,716
Cash	585,635
Cash collateral pledged at broker for:
Futures contracts	292,399
Foreign currency, at value (cost $50,804)	50,169
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	26,292,736
Net income from securities lending	2,009
Shares of beneficial interest sold	54,533
Dividends	98
Interest	2,212,578
Variation margin receivable on futures contracts	75,129
Unrealized appreciation on unfunded commitments	167
Prepaid expenses	4,014
Total assets	370,556,183
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,519,315
Payables and other liabilities:
Investments purchased	114,639
When-issued, delayed-delivery, forward and TBA commitments purchased	36,999,793
Shares of beneficial interest redeemed	60,327
Investment management fees	184,201
Distribution and service fees	407
Transfer agent fees	5,054
Trustee and CCO fees	4,494
Audit and tax fees	32,202
Custody fees	82,066
Legal fees	13,660
Printing and shareholder reports fees	6,097
Other accrued expenses	16,249
Total liabilities	41,038,504
Net assets	$329,517,679
Net assets consist of:
Paid-in capital	$427,675,838
Total distributable earnings (accumulated losses)	(98,158,159)
Net assets	$329,517,679
Net assets by class:
Class A	$1,830,769
Class I	30,634,982
Class I2	297,051,928
Shares outstanding (unlimited shares, no par value):
Class A	209,454
Class I	3,508,560
Class I2	34,205,853
Net asset value per share: (A)
Class A	$8.74
Class I	8.73
Class I2	8.68
Maximum offering price per share: (B)
Class A	$9.18

(A)	Net asset value per share for Class I and I2 shares represents offering price. The redemption price for Class A shares equals net asset value less any applicable contingent deferred sales charge.
(B)
Maximum offering price per share for Class A includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund’s Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$2,140,442
Interest income	10,522,741
Net income from securities lending	17,512
Withholding taxes on foreign income	(950)
Total investment income	12,679,745
Expenses:
Investment management fees	1,106,631
Distribution and service fees:
Class A	2,129
Transfer agent fees:
Class A	782
Class I	16,137
Class I2	11,551
Trustee and CCO fees	9,996
Audit and tax fees	27,765
Custody fees	124,584
Legal fees	24,818
Printing and shareholder reports fees	10,229
Registration fees	23,309
Other	37,206
Total expenses before waiver and/or reimbursement and recapture	1,395,137
Expenses waived and/or reimbursed:
Class A	(420)
Class I	(7,901)
Class I2	(76,555)
Recapture of previously waived and/or reimbursed fees:
Class A	49
Class I	727
Class I2	631
Net expenses	1,311,668
Net investment income (loss)	11,368,077
Net realized gain (loss) on:
Investments	(6,891,633)
Futures contracts	16,083
Forward foreign currency contracts	2,921,874
Foreign currency transactions	(151,201)
Net realized gain (loss)	(4,104,877)
Net change in unrealized appreciation (depreciation) on:
Investments	18,980,255
Unfunded commitments	167
Futures contracts	(13,630)
Forward foreign currency contracts	(2,737,479)
Translation of assets and liabilities denominated in foreign currencies	78,327
Net change in unrealized appreciation (depreciation)	16,307,640
Net realized and change in unrealized gain (loss)	12,202,763
Net increase (decrease) in net assets resulting from operations	$23,570,840
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$11,368,077	$42,416,408
Net realized gain (loss)	(4,104,877)	(42,696,254)
Net change in unrealized appreciation (depreciation)	16,307,640	21,290,748
Net increase (decrease) in net assets resulting from operations	23,570,840	21,010,902
Dividends and/or distributions to shareholders:
Class A	(49,668)	(76,828)
Class I	(920,487)	(1,953,438)
Class I2	(9,349,767)	(35,865,878)
Return of capital:
Class A	—	(8,392)
Class I	—	(213,398)
Class I2	—	(3,918,076)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,319,922)	(42,036,010)
Capital share transactions:
Proceeds from shares sold:
Class A	467,867	1,265,418
Class I	7,791,128	13,822,140
Class I2	—	457,000,001
	8,258,995	472,087,559
Dividends and/or distributions reinvested:
Class A	49,660	84,410
Class I	920,468	2,166,829
Class I2	9,313,919	39,783,954
	10,284,047	42,035,193
Cost of shares redeemed:
Class A	(214,831)	(1,158,048)
Class I	(16,386,556)	(36,922,974)
Class I2	(309,983,337)	(545,582,099)
	(326,584,724)	(583,663,121)
Net increase (decrease) in net assets resulting from capital share transactions	(308,041,682)	(69,540,369)
Net increase (decrease) in net assets	(294,790,764)	(90,565,477)
Net assets:
Beginning of period/year	624,308,443	714,873,920
End of period/year	$329,517,679	$624,308,443
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	52,891	144,550
Class I	889,895	1,579,781
Class I2	—	52,408,257
	942,786	54,132,588
Shares reinvested:
Class A	5,624	9,663
Class I	104,428	248,453
Class I2	1,062,733	4,587,852
	1,172,785	4,845,968
Shares redeemed:
Class A	(24,263)	(132,539)
Class I	(1,872,413)	(4,239,468)
Class I2	(36,341,176)	(63,629,249)
	(38,237,852)	(68,001,256)
Net increase (decrease) in shares outstanding:
Class A	34,252	21,674
Class I	(878,090)	(2,411,234)
Class I2	(35,278,443)	(6,633,140)
	(36,122,281)	(9,022,700)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020 (A)
Net asset value, beginning of period/year	$8.48	$8.66	$10.27	$9.89	$9.82
Investment operations:
Net investment income (loss) (B)	0.28	0.40	0.27	0.32	0.02
Net realized and unrealized gain (loss)	0.23	(0.18)	(1.10)	0.38	0.08
Total investment operations	0.51	0.22	(0.83)	0.70	0.10
Contributions from affiliate	—	—	0.00 (C)(D)	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.36)	(0.18)	(0.32)	(0.02)
Net realized gains	—	—	(0.47)	—	—
Return of capital	—	(0.04)	(0.13)	—	(0.01)
Total dividends and/or distributions to shareholders	(0.25)	(0.40)	(0.78)	(0.32)	(0.03)
Net asset value, end of period/year	$8.74	$8.48	$8.66	$10.27	$9.89
Total return (E)	6.06%(F)	2.46%	(8.84)%(D)	7.12%	0.98%(F)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,831	$1,486	$1,329	$442	$10
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	1.14%(H)	1.03%	1.04%	1.08%	0.94%(H)
Including waiver and/or reimbursement and recapture	1.10%(H)(I)	1.02%	1.04%(J)	1.05%	0.93%(H)
Net investment income (loss) to average net assets	6.48%(H)	4.53%	2.94%	3.07%	2.25%(H)
Portfolio turnover rate	67%(F)	136%	8%	70%	126%

(A)	Commenced operations on October 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying investments in which the Fund invests.
(H)	Annualized.
(I)	Includes extraordinary expenses outside the operating expense limit.
(J)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.47	$8.64	$10.28	$9.89	$9.85	$9.85
Investment operations:
Net investment income (loss) (A)	0.29	0.42	0.29	0.34	0.28	0.41
Net realized and unrealized gain (loss)	0.23	(0.18)	(1.11)	0.39	0.08	0.00 (B)(C)
Total investment operations	0.52	0.24	(0.82)	0.73	0.36	0.41
Contributions from affiliate	—	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.37)	(0.21)	(0.34)	(0.27)	(0.36)
Net realized gains	—	—	(0.47)	—	—	—
Return of capital	—	(0.04)	(0.14)	—	(0.05)	(0.05)
Total dividends and/or distributions to shareholders	(0.26)	(0.41)	(0.82)	(0.34)	(0.32)	(0.41)
Net asset value, end of period/year	$8.73	$8.47	$8.64	$10.28	$9.89	$9.85
Total return	6.19%(E)	2.91%	(8.65)%(D)	7.46%	3.83%	4.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,635	$37,166	$58,753	$46,222	$757	$869
Expenses to average net assets(F)
Excluding waiver and/or reimbursement and recapture	0.91%(G)	0.81%	0.80%	0.79%	0.80%	0.83%
Including waiver and/or reimbursement and recapture	0.86%(G)(H)	0.81%(I)	0.80%(I)	0.78%	0.80%(I)	0.83%(I)
Net investment income (loss) to average net assets	6.62%(G)	4.77%	3.13%	3.28%	2.91%	4.22%
Portfolio turnover rate	67%(E)	136%	8%	70%	126%	87%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Not annualized.
(F)	Does not include expenses of the underlying investments in which the Fund invests.
(G)	Annualized.
(H)	Includes extraordinary expenses outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$8.43	$8.60	$10.25	$9.87	$9.83	$9.81
Investment operations:
Net investment income (loss) (A)	0.29	0.43	0.30	0.35	0.30	0.42
Net realized and unrealized gain (loss)	0.23	(0.18)	(1.12)	0.38	0.07	0.02 (B)
Total investment operations	0.52	0.25	(0.82)	0.73	0.37	0.44
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.38)	(0.21)	(0.35)	(0.27)	(0.37)
Net realized gains	—	—	(0.47)	—	—	—
Return of capital	—	(0.04)	(0.15)	—	(0.06)	(0.05)
Total dividends and/or distributions to shareholders	(0.27)	(0.42)	(0.83)	(0.35)	(0.33)	(0.42)
Net asset value, end of period/year	$8.68	$8.43	$8.60	$10.25	$9.87	$9.83
Total return	6.14%(C)	3.01%	(8.69)%	7.47%	3.93%	4.54%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$297,052	$585,656	$654,792	$1,196,450	$1,588,098	$993,309
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.71%	0.71%	0.70%	0.70%	0.73%
Including waiver and/or reimbursement and recapture	0.76%(E)(F)	0.71%(G)	0.70%	0.69%	0.69%	0.73%(G)
Net investment income (loss) to average net assets	6.68%(E)	4.94%	3.21%	3.42%	3.12%	4.25%
Portfolio turnover rate	67%(C)	136%	8%	70%	126%	87%

(A)	Calculated based on average number of shares outstanding.
(B)
The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values during the period.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.
(G)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Unconstrained Bond (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers three classes of shares, Class A, Class I and Class I2.
Each class has a public offering price that reflects different sales charges, if any, and expense levels.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Fund may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
There were no commissions recaptured during the period ended April 30, 2024 by the Fund.
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrowers on
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Fund assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Fund that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Fund has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Fund may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. In connection with these commitments a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is recognized ratably over the commitment period and reflected in Interest income within the Statement of Operations. The unfunded amounts are marked-to-market and included in Unrealized appreciation (depreciation) on unfunded commitments within the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on unfunded commitments within the Statement of Operations.
Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Groundworks LLC, Delayed Draw Term Loan	$26,118	$167
Open funded loan participations and assignments at April 30, 2024, if any, are included within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at April 30, 2024, if any, are identified within the Schedule of Investments.
Restricted securities: The Fund may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at April 30, 2024, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Fund may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
Fund will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is disclosed within the Schedule of Investments. Typically, a Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Fund are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at April 30, 2024, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of April 30, 2024.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$3,519,315	$—	$—	$—	$3,519,315
Total Borrowings	$3,519,315	$—	$—	$—	$3,519,315
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment strategies allow the Fund to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Fund's investment strategies, the Fund may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Fund is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Fund, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at April 30, 2024 are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
Forward foreign currency contracts: The Fund is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of April 30, 2024.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$16,083	$—	$—	$—	$—	$16,083
Forward foreign currency contracts	—	2,921,874	—	—	—	2,921,874
Total	$16,083	$2,921,874	$—	$—	$—	$2,937,957

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(13,630)	$—	$—	$—	$—	$(13,630)
Forward foreign currency contracts	—	(2,737,479)	—	—	—	(2,737,479)
Total	$(13,630)	$(2,737,479)	$—	$—	$—	$(2,751,109)
The following is a summary of the ending monthly average volume on derivative activity during the period ended April 30, 2024.
Futures contracts:
Average notional value of contracts — short	$(880,851)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	15,056,358
Average contract amounts sold — in USD	21,411,602
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Fund, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Fund or a counterparty to a financial contract with the Fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying
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Semi-Annual Report 2024

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NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. RISK FACTORS (continued)
assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Fund’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Fund. Increased redemptions could cause the Fund to sell securities at inopportune times or depressed prices and result in further losses. The U.S. Federal Reserve has raised interest rates from historically low levels. Any additional interest rate increases in the future may cause the value of fixed-income securities to decrease.
LIBOR transition risk: The Fund’s investments, payment obligations, and financing terms may be based on floating rates. Until recently, a commonly used reference rate for floating rate securities was the London Interbank Offered Rate, or “LIBOR.” In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and ceased publication of the remaining U.S. dollar LIBOR settings on a representative basis as of June 30, 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, although other benchmark replacements may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that have relied on LIBOR and may adversely affect the Fund’s performance.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$297,027,236	90.14%
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.65%
Over $500 million up to $1 billion	0.64
Over $1 billion up to $2 billion	0.62
Over $2 billion	0.61
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class A	1.09%	March 1, 2025
Class I	0.85	March 1, 2025
Class I2	0.75	March 1, 2025
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended April 30, 2024, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2021 (A)	2022	2023	2024	Total
Class A	$—	$—	$—	$371	$371
Class I	—	—	—	7,173	7,173
Class I2	—	—	—	75,925	75,925

(A)	For the six-month period of May 1, 2021 through October 31, 2021.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%

(A)	12b-1 fees are not applicable for Class I and Class I2.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$7,344	$—
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$28,100	$4,860
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
9. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$123,013,121	$56,983,298	$316,635,653	$77,716,931
Transamerica Funds
Semi-Annual Report 2024

Transamerica Unconstrained Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$342,963,259	$5,312,108	$(7,288,651)	$(1,976,543)
11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Fund's financial statements.
12. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 UC B 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

Transamerica Capital, Inc.
TRANSAMERICA FUNDS
SEMI-ANNUAL REPORT
April 30, 2024
Transamerica US Growth
Customer Service: 888-233-4339
1801 California St., Suite 5200
Denver, CO 80202
transamerica.com

Dear Shareholder,
On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.
This semi-annual report provides certain information about your Fund(s) during the period covered by the report. The Securities and Exchange Commission requires that annual and semi-annual reports be provided to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended April 30, 2024.
We believe it is important to understand market conditions over the six-month period to provide a context for reading this report. The period began on November 1, 2023 with markets in a cautious mood as the S&P 500® Index had recently declined sharply from its earlier summer levels and the 10-year Treasury bond yield having just increased to 4.98%, representing a 15-year high. This investor nervousness had been mostly driven by uncertainties as to whether the U.S. Federal Reserve (“Fed”) had concluded its rate hike tightening cycle, as well as concerns of a pending recession on the horizon.
Following the November Fed meeting, market perceptions shifted to a view that further rate hikes were increasingly unlikely and there were prospects of rate cuts in the year ahead. This dovetailed with encouraging inflation data, and as a result, longer-term interest rates declined rapidly as the 10-year Treasury yield closed the year at 3.88%. Mostly driven by strong consumer spending, the economy also displayed strong resilience, and stocks finished calendar year 2023 with impressive gains.
Economic activity in the second half of 2023 turned out far from recessionary with third quarter and fourth quarter gross domestic product growth averaging better than 4% on a combined basis. With this backdrop and a full year of declining inflation providing further momentum, the S&P 500® Index reached a record high to start the new year, fully erasing its price decline since January 2022. As the market also focused on rising corporate earnings estimates stocks continued rising through March.
Markets retreated in April as, after three months of inflation data to start the year, both the core (ex-food and energy) Consumer Price Index and Personal Consumption Expenditures inflation measures appeared to have flatlined. This forced the markets to reprice the expected timing and number of rate cuts for the months ahead and consider whether the Fed would reduce rates at all during the year. Long term interest rates increased again, and major stock indexes pulled back, though still finishing the period ended April 30, 2024 with healthy gains.
For the six-month period ended April 30, 2024, the S&P 500® Index returned 20.98% while the MSCI EAFE Index, representing international developed market equities, returned 18.63%. During the same period, the Bloomberg US Aggregate Bond Index returned 4.97%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.
Please contact your financial professional if you have any questions about the contents of this report, and thank you again for the confidence you have placed in us.
Sincerely,

Marijn Smit
President & Chief Executive Officer
Transamerica Funds

Tom Wald, CFA
Chief Investment Officer
Transamerica Funds
Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.
MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.
The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds.

Investing involves risk, including potential loss of principal. Any information in this report regarding market or economic trends or the factors influencing a Transamerica Fund’s historical or future performance are statements of opinion as of the date of this report The past performance data presented represents past performance and does not guarantee future performance or results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica US Growth

DISCLOSURE OF EXPENSES
(unaudited)
SHAREHOLDER EXPENSES
Fund shareholders may incur two types of costs: (i) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (ii) ongoing costs, including management fees, and other fund expenses.
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at November 1, 2023, and held for the entire six-month period until April 30, 2024.
ACTUAL EXPENSES
The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.
		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Ending Account Value April 30, 2024	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Class A	$1,000.00	$1,250.10	$5.71	$1,019.80	$5.12	1.02%
Class C	1,000.00	1,245.40	10.10	1,015.90	9.07	1.81
Class I	1,000.00	1,251.60	4.31	1,021.00	3.87	0.77
Class I2	1,000.00	1,251.80	3.75	1,021.50	3.37	0.67
Class R6	1,000.00	1,252.30	3.81	1,021.50	3.42	0.68
Class T	1,000.00	1,251.90	3.98	1,021.30	3.57	0.71

(A)	5% return per year before expenses.
(B)
Expenses are calculated using the Fund's net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%
Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

SCHEDULE OF INVESTMENTS
At April 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Beverages - 1.9%
Brown-Forman Corp., Class B	293,395	$ 14,038,951
Constellation Brands, Inc., Class A	49,486	12,542,722
Monster Beverage Corp. (A)	270,872	14,478,108
		41,059,781
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (A)	52,713	20,706,193
Broadline Retail - 7.4%
Amazon.com, Inc. (A)	926,860	162,200,500
Building Products - 0.7%
Builders FirstSource, Inc. (A)	80,800	14,771,856
Capital Markets - 2.7%
Ares Management Corp., Class A	117,832	15,682,261
KKR & Co., Inc.	128,316	11,942,370
Morgan Stanley	153,424	13,937,036
S&P Global, Inc.	43,221	17,972,589
		59,534,256
Chemicals - 0.9%
Sherwin-Williams Co.	68,846	20,626,950
Consumer Finance - 0.9%
American Express Co.	87,549	20,489,092
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp., Class A	232,455	28,073,590
CDW Corp.	110,813	26,801,232
Coherent Corp. (A)	180,042	9,835,695
Jabil, Inc.	145,569	17,083,978
		81,794,495
Entertainment - 2.9%
Live Nation Entertainment, Inc. (A)	209,098	18,590,903
Netflix, Inc. (A)	80,938	44,567,700
		63,158,603
Financial Services - 3.1%
Mastercard, Inc., Class A	151,666	68,431,699
Ground Transportation - 1.5%
Uber Technologies, Inc. (A)	491,573	32,576,543
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (A)	313,670	22,543,463
Edwards Lifesciences Corp. (A)	185,726	15,725,420
		38,268,883
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	89,598	43,338,553
Health Care Technology - 1.0%
Veeva Systems, Inc., Class A (A)	115,175	22,869,148
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc., Class A (A)	104,646	16,593,716
Chipotle Mexican Grill, Inc. (A)	11,586	36,607,126
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
DoorDash, Inc., Class A (A)	146,770	$ 18,971,490
DraftKings, Inc., Class A (A)	265,038	11,014,979
		83,187,311
Independent Power & Renewable Electricity Producers - 0.6%
Vistra Corp.	168,085	12,747,566
Insurance - 0.8%
Arch Capital Group Ltd. (A)	176,231	16,484,648
Interactive Media & Services - 9.5%
Alphabet, Inc., Class A (A)	697,605	113,556,142
Meta Platforms, Inc., Class A	218,361	93,932,351
		207,488,493
IT Services - 1.3%
Gartner, Inc. (A)	38,763	15,993,226
MongoDB, Inc. (A)	32,416	11,837,675
		27,830,901
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	43,311	24,631,832
Machinery - 2.8%
Deere & Co.	47,079	18,427,192
Ingersoll Rand, Inc.	252,194	23,534,744
Nordson Corp.	76,438	19,735,527
		61,697,463
Oil, Gas & Consumable Fuels - 0.6%
Diamondback Energy, Inc.	63,893	12,850,799
Personal Care Products - 1.3%
Estee Lauder Cos., Inc., Class A	188,734	27,689,165
Pharmaceuticals - 4.8%
Eli Lilly & Co.	102,453	80,026,038
Merck & Co., Inc.	188,904	24,410,175
		104,436,213
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices, Inc. (A)	102,137	16,176,458
Broadcom, Inc.	57,303	74,509,372
KLA Corp.	43,905	30,263,278
NVIDIA Corp.	199,913	172,728,830
		293,677,938
Software - 19.2%
Adobe, Inc. (A)	60,258	27,889,210
Cadence Design Systems, Inc. (A)	81,028	22,333,748
HubSpot, Inc. (A)	26,376	15,954,051
Intuit, Inc.	51,965	32,510,343
Microsoft Corp.	505,115	196,656,423
Palo Alto Networks, Inc. (A)	59,238	17,231,742
PTC, Inc. (A)	94,639	16,792,744
Salesforce, Inc.	119,462	32,128,110
ServiceNow, Inc. (A)	45,315	31,418,249
Workday, Inc., Class A (A)	105,152	25,733,849
		418,648,469
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs - 0.7%
Equinix, Inc., REIT	20,469	$ 14,555,711
Specialty Retail - 1.2%
O'Reilly Automotive, Inc. (A)	25,481	25,818,878
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	639,666	108,954,310
Textiles, Apparel & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (A)	67,103	24,197,342
NIKE, Inc., Class B	121,326	11,193,537
		35,390,879
Total Common Stocks (Cost $1,158,512,146)		2,165,917,128

Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp.,
2.50% (B), dated 04/30/2024, to be
repurchased at $13,181,621 on
05/01/2024. Collateralized by a
U.S. Government Obligation, 4.88%, due
04/30/2026, and with a value of
$13,444,406.
$ 13,180,706	$ 13,180,706
Total Repurchase Agreement (Cost $13,180,706)	13,180,706
Total Investments (Cost $1,171,692,852)	2,179,097,834
Net Other Assets (Liabilities) - (0.0)% (C)	(573,013)
Net Assets - 100.0%	$ 2,178,524,821
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,165,917,128	$—	$—	$2,165,917,128
Repurchase Agreement	—	13,180,706	—	13,180,706
Total Investments	$2,165,917,128	$13,180,706	$—	$2,179,097,834
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at April 30, 2024.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
There were no transfers in or out of Level 3 during the period ended April 30, 2024. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2024
(unaudited)

Assets:
Investments, at value (cost $1,158,512,146)	$2,165,917,128
Repurchase agreement, at value (cost $13,180,706)	13,180,706
Receivables and other assets:
Shares of beneficial interest sold	1,209,534
Dividends	361,902
Interest	915
Tax reclaims	331,008
Prepaid expenses	10,782
Total assets	2,181,011,975
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	775,226
Investment management fees	1,292,153
Distribution and service fees	214,533
Transfer agent fees	118,473
Trustee and CCO fees	5,729
Audit and tax fees	19,149
Custody fees	35,886
Legal fees	529
Printing and shareholder reports fees	199
Other accrued expenses	25,277
Total liabilities	2,487,154
Net assets	$2,178,524,821
Net assets consist of:
Paid-in capital	$981,448,617
Total distributable earnings (accumulated losses)	1,197,076,204
Net assets	$2,178,524,821
Net assets by class:
Class A	$856,414,508
Class C	16,970,201
Class I	363,761,901
Class I2	742,373,982
Class R6	32,127,334
Class T	166,876,895
Shares outstanding (unlimited shares, no par value):
Class A	30,773,477
Class C	716,481
Class I	12,463,747
Class I2	25,319,010
Class R6	1,095,863
Class T	1,554,462
Net asset value per share: (A)
Class A	$27.83
Class C	23.69
Class I	29.19
Class I2	29.32
Class R6	29.32
Class T	107.35
Maximum offering price per share: (B)
Class A	$29.45
Class T	117.32

(A)
Net asset value per share for Class C, I, I2 and R6 shares represents offering price. The redemption price for Class A and C shares equals net asset value less any applicable contingent deferred sales charge.

(B)
Maximum offering price per share for Class A and T includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Fund's Prospectus.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2024
(unaudited)

Investment income:
Dividend income	$5,964,989
Interest income	173,318
Net income from securities lending	412
Total investment income	6,138,719
Expenses:
Investment management fees	6,970,056
Distribution and service fees:
Class A	1,039,647
Class C	79,780
Transfer agent fees:
Class A	421,109
Class C	11,044
Class I	183,343
Class I2	29,682
Class R6	954
Class T	33,090
Trustee and CCO fees	41,714
Audit and tax fees	21,961
Custody fees	58,458
Legal fees	62,753
Printing and shareholder reports fees	31,561
Registration fees	44,047
Other	43,591
Total expenses	9,072,790
Net investment income (loss)	(2,934,071)
Net realized gain (loss) on:
Investments	204,870,365
Net change in unrealized appreciation (depreciation) on:
Investments	270,066,652
Translation of assets and liabilities denominated in foreign currencies	(2,026)
Net change in unrealized appreciation (depreciation)	270,064,626
Net realized and change in unrealized gain (loss)	474,934,991
Net increase (decrease) in net assets resulting from operations	$472,000,920
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:
(unaudited)

	April 30, 2024 (unaudited)	October 31, 2023
From operations:
Net investment income (loss)	$(2,934,071)	$(1,516,517)
Net realized gain (loss)	204,870,365	65,130,287
Net change in unrealized appreciation (depreciation)	270,064,626	234,202,302
Net increase (decrease) in net assets resulting from operations	472,000,920	297,816,072
Dividends and/or distributions to shareholders:
Class A	(28,642,948)	(27,016,748)
Class C	(628,226)	(609,104)
Class I	(11,530,530)	(10,288,953)
Class I2	(27,832,595)	(22,845,482)
Class R6	(819,136)	(51,438)
Class T	(1,502,719)	(1,465,324)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(70,956,154)	(62,277,049)
Capital share transactions:
Proceeds from shares sold:
Class A	24,194,602	24,216,939
Class C	3,078,009	3,454,891
Class I	45,040,339	33,015,336
Class I2	12,746,955	140,461,504
Class R6	17,201,644	14,150,015
Class T	340,390	417,181
	102,601,939	215,715,866
Dividends and/or distributions reinvested:
Class A	28,164,195	26,607,941
Class C	624,936	608,970
Class I	11,254,715	10,054,018
Class I2	27,832,595	22,845,482
Class R6	819,136	51,438
Class T	1,475,191	1,424,457
	70,170,768	61,592,306
Cost of shares redeemed:
Class A	(49,559,141)	(73,166,122)
Class C	(1,127,776)	(4,332,876)
Class I	(46,305,608)	(41,470,804)
Class I2	(194,824,855)	(70,523,689)
Class R6	(4,574,291)	(2,660,291)
Class T	(7,925,115)	(9,093,081)
	(304,316,786)	(201,246,863)
Automatic conversions:
Class A	1,053,443	1,257,356
Class C	(1,053,443)	(1,257,356)
	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(131,544,079)	76,061,309
Contributions from affiliate, Transamerica Fund Services, Inc.
Class A	1,240 (A)	—
Class C	342 (A)	—
	1,582	—
Net increase (decrease) in net assets	269,502,269	311,600,332
Net assets:
Beginning of period/year	1,909,022,552	1,597,422,220
End of period/year	$2,178,524,821	$1,909,022,552
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

STATEMENT OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(unaudited)
	April 30, 2024 (unaudited)	October 31, 2023
Capital share transactions - shares:
Shares issued:
Class A	883,424	1,084,401
Class C	132,753	178,360
Class I	1,563,060	1,404,391
Class I2	453,666	6,193,111
Class R6	602,222	671,360
Class T	3,198	5,079
	3,638,323	9,536,702
Shares reinvested:
Class A	1,094,180	1,386,552
Class C	28,445	36,663
Class I	417,305	501,948
Class I2	1,027,412	1,137,157
Class R6	30,249	2,560
Class T	14,872	19,842
	2,612,463	3,084,722
Shares redeemed:
Class A	(1,828,483)	(3,334,520)
Class C	(48,437)	(230,700)
Class I	(1,601,215)	(1,809,091)
Class I2	(6,847,065)	(2,945,886)
Class R6	(159,729)	(109,324)
Class T	(77,253)	(111,796)
	(10,562,182)	(8,541,317)
Automatic conversions:
Class A	38,452	56,958
Class C	(45,044)	(65,949)
	(6,592)	(8,991)
Net increase (decrease) in shares outstanding:
Class A	187,573	(806,609)
Class C	67,717	(81,626)
Class I	379,150	97,248
Class I2	(5,365,987)	4,384,382
Class R6	472,742	564,596
Class T	(59,183)	(86,875)
	(4,317,988)	4,071,116

(A)	Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate, Transamerica Fund Services, Inc.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Class A
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$23.08	$20.43	$32.73	$25.92	$22.16	$20.92
Investment operations:
Net investment income (loss) (A)	(0.06)	(0.06)	(0.10)	(0.12)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	5.76	3.58	(8.28)	9.59	5.68	3.44
Total investment operations	5.70	3.52	(8.38)	9.47	5.60	3.38
Contributions from affiliate	0.00 (B)(C)	—	0.00 (B)(D)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)
Net asset value, end of period/year	$27.83	$23.08	$20.43	$32.73	$25.92	$22.16
Total return (E)	25.01%(C)(F)	18.09%	(28.96)%(D)	38.69%	26.76%	19.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$856,415	$705,997	$641,399	$973,954	$764,325	$661,541
Excluding waiver and/or reimbursement and recapture	1.02%(G)	1.05%	1.04%	1.02%	1.08%	1.16%
Including waiver and/or reimbursement and recapture	1.02%(G)	1.05%(H)	1.04%(H)	1.02%	1.08%	1.16%
Net investment income (loss) to average net assets	(0.46)%(G)	(0.28)%	(0.41)%	(0.42)%	(0.35)%	(0.32)%
Portfolio turnover rate	19%(F)	42%	40%	25%	28%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(E)	Total return has been calculated without deduction of the initial sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class C
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$19.84	$17.82	$29.26	$23.58	$20.47	$19.63
Investment operations:
Net investment income (loss) (A)	(0.14)	(0.21)	(0.26)	(0.31)	(0.24)	(0.21)
Net realized and unrealized gain (loss)	4.94	3.10	(7.27)	8.65	5.19	3.19
Total investment operations	4.80	2.89	(7.53)	8.34	4.95	2.98
Contributions from affiliate	0.00 (B)(C)	—	0.01 (D)	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)
Net asset value, end of period/year	$23.69	$19.84	$17.82	$29.26	$23.58	$20.47
Total return (E)	24.54%(C)(F)	17.17%	(29.52)%(D)	37.64%	25.72%	18.30%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$16,970	$12,873	$13,016	$18,427	$18,000	$18,378
Excluding waiver and/or reimbursement and recapture	1.81%(G)	1.86%	1.85%	1.80%	1.87%(H)	1.93%
Including waiver and/or reimbursement and recapture	1.81%(G)	1.86%(I)	1.84%	1.80%(I)	1.87%(H)(I)	1.93%
Net investment income (loss) to average net assets	(1.25)%(G)	(1.08)%	(1.21)%	(1.19)%	(1.12)%	(1.09)%
Portfolio turnover rate	19%(F)	42%	40%	25%	28%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.00%.

(D)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Capital, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.04%.

(E)	Total return has been calculated without deduction of the contingent deferred sales charge.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes extraordinary expenses outside the operating expense limit.
(I)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class I
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$24.14	$21.27	$33.86	$26.67	$22.70	$21.31
Investment operations:
Net investment income (loss) (A)	(0.03)	(0.00)(B)	(0.04)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	6.03	3.74	(8.63)	9.91	5.83	3.54
Total investment operations	6.00	3.74	(8.67)	9.85	5.81	3.53
Contributions from affiliate	—	—	0.05 (C)	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.05)	—	—	—
Net realized gains	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)
Total dividends and/or distributions to shareholders	(0.95)	(0.87)	(3.97)	(2.66)	(1.84)	(2.14)
Net asset value, end of period/year	$29.19	$24.14	$21.27	$33.86	$26.67	$22.70
Total return	25.16%(D)	18.42%	(28.67)%(C)	39.05%	27.07%	19.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$363,762	$291,705	$254,969	$388,235	$309,755	$266,730
Excluding waiver and/or reimbursement and recapture	0.77%(E)	0.78%	0.79%	0.78%	0.82%	0.86%
Including waiver and/or reimbursement and recapture	0.77%(E)	0.78%	0.79%	0.78%	0.82%	0.86%
Net investment income (loss) to average net assets	(0.21)%(E)	(0.01)%	(0.16)%	(0.18)%	(0.08)%	(0.03)%
Portfolio turnover rate	19%(D)	42%	40%	25%	28%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Please reference the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information regarding Contributions from affiliate,
Transamerica Fund Services, Inc. If the affiliate had not made the contribution, total return would have decreased by 0.17%.

(D)	Not annualized.
(E)	Annualized.

For a share outstanding during the period and years indicated:	Class I2
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$24.24	$21.33	$33.89	$26.68	$22.68	$21.27
Investment operations:
Net investment income (loss) (A)	(0.02)	0.02	(0.01)	(0.02)	0.01	0.01
Net realized and unrealized gain (loss)	6.05	3.76	(8.63)	9.90	5.83	3.54
Total investment operations	6.03	3.78	(8.64)	9.88	5.84	3.55
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	(0.01)	—	—
Net realized gains	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)
Total dividends and/or distributions to shareholders	(0.95)	(0.87)	(3.92)	(2.67)	(1.84)	(2.14)
Net asset value, end of period/year	$29.32	$24.24	$21.33	$33.89	$26.68	$22.68
Total return	25.18%(B)	18.57%	(28.72)%	39.17%	27.23%	19.70%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$742,374	$743,651	$561,033	$647,828	$529,573	$491,921
Excluding waiver and/or reimbursement and recapture	0.67%(C)	0.69%	0.69%	0.67%	0.70%	0.74%
Including waiver and/or reimbursement and recapture	0.67%(C)	0.69%	0.69%	0.67%	0.70%	0.74%
Net investment income (loss) to average net assets	(0.11)%(C)	0.08%	(0.05)%	(0.07)%	0.03%	0.07%
Portfolio turnover rate	19%(B)	42%	40%	25%	28%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Class R6
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021 (A)
Net asset value, beginning of period/year	$24.23	$21.33	$33.89	$29.89
Investment operations:
Net investment income (loss) (B)	(0.02)	0.00 (C)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	6.06	3.77	(8.62)	4.03
Total investment operations	6.04	3.77	(8.64)	4.00
Contributions from affiliate	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.95)	(0.87)	(3.92)	—
Net asset value, end of period/year	$29.32	$24.23	$21.33	$33.89
Total return	25.23%(D)	18.52%	(28.71)%	13.38%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,127	$15,100	$1,248	$11
Excluding waiver and/or reimbursement and recapture	0.68%(E)	0.68%	0.69%	0.67%(E)
Including waiver and/or reimbursement and recapture	0.68%(E)	0.68%(F)	0.69%	0.67%(E)
Net investment income (loss) to average net assets	(0.16)%(E)	0.02%	(0.07)%	(0.23)%(E)
Portfolio turnover rate	19%(D)	42%	40%	25%

(A)	Commenced operations on May 28, 2021.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:	Class T
	April 30, 2024 (unaudited)	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net asset value, beginning of period/year	$86.57	$73.95	$107.77	$79.77	$64.44	$56.19
Investment operations:
Net investment income (loss) (A)	(0.08)	0.04	(0.08)	(0.11)	(0.01)	0.02
Net realized and unrealized gain (loss)	21.81	13.45	(29.82)	30.77	17.18	10.37
Total investment operations	21.73	13.49	(29.90)	30.66	17.17	10.39
Contributions from affiliate	—	—	—	—	—	—
Dividends and/or distributions to shareholders:
Net realized gains	(0.95)	(0.87)	(3.92)	(2.66)	(1.84)	(2.14)
Net asset value, end of period/year	$107.35	$86.57	$73.95	$107.77	$79.77	$64.44
Total return (B)	25.19%(C)	18.48%	(28.76)%	39.15%	27.17%	19.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$166,877	$139,697	$125,757	$189,010	$144,510	$125,598
Excluding waiver and/or reimbursement and recapture	0.71%(D)	0.73%	0.72%	0.70%	0.75%	0.80%
Including waiver and/or reimbursement and recapture	0.71%(D)	0.73%	0.72%	0.70%	0.75%	0.80%
Net investment income (loss) to average net assets	(0.15)%(D)	0.04%	(0.10)%	(0.11)%	(0.02)%	0.04%
Portfolio turnover rate	19%(C)	42%	40%	25%	28%	37%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated without deduction of the initial sales charge.
(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2024
(unaudited)
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica US Growth (the "Fund") is a series of the Trust and is classified as diversified under the 1940 Act. The Fund currently offers five classes of shares, Class A, Class C, Class I, Class I2 and Class R6. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares.
Each class has a public offering price that reflects different sales charges, if any, and expense levels. Effective as of March 16, 2021, Class C shares will automatically convert to Class A shares after eight years from the date of purchase subject to certain conditions and circumstances set forth in the prospectus.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Fund and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Fund's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Fund; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Fund's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Fund; oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Fund; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Fund, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
1. ORGANIZATION (continued)
paid for through the management fees payable thereunder. For the period ended April 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Fund with broker/dealers with which Transamerica Funds has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions, paid by the Fund, be used to pay expenses that would otherwise be borne by any other Funds within Transamerica Funds, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended April 30, 2024, commissions recaptured are $3,240.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs.These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Fund may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Fund invests borrowing proceeds in other securities, the Fund will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Fund may borrow on a secured or on an unsecured basis. If the Fund enters into a secured borrowing arrangement, a portion of the Fund's assets will be used as collateral. The 1940 Act requires the Fund to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended April 30, 2024, the Fund has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at April 30, 2024.
Repurchase agreements at April 30, 2024, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Fund may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Fund to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.
The Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at April 30, 2024, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Fund involves certain key risks related to the Fund's trading activity. Please reference the Fund's prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund's distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of April 30, 2024, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:
Account Balance	Percentage of Net Assets
$741,569,849	34.04%
Investment management fees: TAM serves as the Fund's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund's business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective March 1, 2024
Class A	1.09%	March 1, 2025
Class C	1.86	March 1, 2025
Class I	0.83	March 1, 2025
Class I2	0.74	March 1, 2025
Class R6	0.73	March 1, 2025
Class T	0.77	March 1, 2025
Prior to March 1, 2024
Class I	0.84
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended April 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of April 30, 2024, there are no amounts available for recapture by TAM.
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each applicable class up to the following annual rates:
Class(A)	Rate
Class A	0.25%
Class C	1.00

(A)	12b-1 fees are not applicable for Class I2, Class R6 and Class T.
On three occasions during the year ended October 31, 2022, TCI, the Fund's distributor/principal underwriter, returned to Class A and Class C of the Fund certain 12b-1 fees retained by TCI during the period of April 1, 2020 to October 31, 2021. These amounts are reflected as “Contributions from affiliate, Transamerica Capital, Inc.” within the Fund’s Financial Highlights in this shareholder report.
Shareholder fees: Class A shares are subject to an initial sales charge and a contingent deferred sales charge on certain share redemptions. Class C shares are subject to a contingent deferred sales charge. For the period ended April 30, 2024, underwriter commissions received by TCI from the various sales charges are as follows. Classes not listed in the subsequent table do not have shareholder fees.
	Initial Sales Charge	Contingent Deferred Sales Charge
Class A	$164,010	76
Class C	—	555
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
On April 18, 2022, TFS, the Fund's transfer agent, returned to Class I of the Fund certain sub-transfer agency fees retained by TFS during the period of October 1, 2016 to December 31, 2021, plus an interest component. These amounts are reflected as “Contributions from affiliate” within the Fund’s Financial Highlights in this shareholder report.
On March 13, 2024, TFS, the Fund’s transfer agent, returned to Classes A and C of the Fund certain transfer agency fees charged by TFS during the period of January 1, 2016 to December 31, 2023. These amounts are reflected as “Contributions from affiliate” within the Fund’s Statement of Changes in Net Assets and Financial Highlights in this shareholder report.
For the period ended April 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$668,325	$115,230
Brokerage commissions: The Fund incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended April 30, 2024.
Transamerica Funds
Semi-Annual Report 2024

Transamerica US Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2024
(unaudited)
8. PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2024, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$414,886,683	$—	$623,632,426	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of April 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,171,692,852	$1,042,108,769	$(34,703,787)	$1,007,404,982
10. NEW ACCOUNTING PRONOUNCEMENT
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Fund's financial statements.
11. REGULATORY UPDATE
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual reports to shareholders. Beginning in July 2024, shareholder reports will be streamlined to highlight certain key information. Certain information currently included in shareholder reports, including financial statements, will no longer appear in shareholder reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's annual and semi-annual reports electronically, you will continue to receive the reports electronically. Otherwise, you will receive paper copies of the Fund's streamlined annual and semi-annual reports via USPS mail starting in July 2024. If you would like to receive the Fund's streamlined annual and semi-annual reports (and/or other communications) electronically instead of by mail, please visit transamerica.com or call 888-233-4339.
Transamerica Funds
Semi-Annual Report 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Funds (the “Trust”), excluding Transamerica Government Money Market (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.
The Board met on March 6-7, 2024 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2023 reporting period, and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment-specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.
The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis, assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings, and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.
Transamerica Funds
Semi-Annual Report 2024

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS
(unaudited)
A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.
Each fiscal quarter, the Funds, except Transamerica Government Money Market, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.
On a monthly basis, Transamerica Government Money Market will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.transamerica.com.
You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.
Important Notice Regarding Delivery of Shareholder Documents
Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.
Transamerica Funds
Semi-Annual Report 2024

NOTICE OF PRIVACY POLICY
(unaudited)
Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
• Information we receive from you, such as on applications or other forms, which may include your name, address, and account number;
• Information about your transactions with us, our affiliates, or non-affiliated third parties, such as your account balance and purchase/redemption history; and
• Information we receive from consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to non-affiliated companies that perform services on our behalf and to financial institutions with which we have joint marketing agreements.
We require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies to assist in providing products or services to you and as otherwise permitted by law. We maintain physical, technical, and procedural safeguards designed to protect your nonpublic personal information and to safeguard the disposal of such information.
Contact Us
If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.
Transamerica Funds
Semi-Annual Report 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA
3545617 US G 04/24
© 2024 Transamerica Corporation. All Rights Reserved.

(b)	Not Applicable.

Item 2:	Code of Ethics.

Not Applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not Applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not Applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not Applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b)

is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principalfinancial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 ofthe Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, exceptto the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	July 2, 2024

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	July 2, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer